UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab Fixed-Income ETFs and Schwab Municipal Bond ETF

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1: Report(s) to Stockholders.

Annual Report | December 31, 2023
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
Schwab Fixed-Income ETFs | Annual Report1

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Total Returns for the 12 Months Ended December 31, 2023
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	3.91%
NAV Return[1]	3.87%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	3.90%
ETF Category: Morningstar Inflation-Protected Bond[2]	2.82%
Performance Details	pages 6-7

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	4.31%
NAV Return[1]	4.26%
Bloomberg US Treasury 1-3 Year Index	4.29%
ETF Category: Morningstar Short Government[2]	4.18%
Performance Details	pages 8-9

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	4.27%
NAV Return[1]	4.29%
Bloomberg US Treasury 3-10 Year Index	4.27%
ETF Category: Morningstar Intermediate Government[2]	4.42%
Performance Details	pages 10-11

Schwab Long-Term U.S. Treasury ETF (Ticker Symbol: SCHQ)
Market Price Return[1]	3.43%
NAV Return[1]	3.29%
Bloomberg US Long Treasury Index	3.06%
ETF Category: Morningstar Long Government[2]	2.79%
Performance Details	pages 12-13
Total Returns for the 12 Months Ended December 31, 2023
Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	5.60%
NAV Return[1]	5.53%
Bloomberg US Aggregate Bond Index	5.53%
ETF Category: Morningstar Intermediate Core Bond[2]	5.59%
Performance Details	pages 14-15

Schwab 1-5 Year Corporate Bond ETF (Ticker Symbol: SCHJ)
Market Price Return[1]	6.36%
NAV Return[1]	6.14%
Bloomberg US 1-5 Year Corporate Bond Index	6.20%
ETF Category: Morningstar Short-Term Bond[2]	5.73%
Performance Details	pages 16-17

Schwab 5-10 Year Corporate Bond ETF (Ticker Symbol: SCHI)
Market Price Return[1]	8.97%
NAV Return[1]	8.84%
Bloomberg US 5-10 Year Corporate Bond Index	8.84%
ETF Category: Morningstar Corporate Bond[2]	8.33%
Performance Details	pages 18-19

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively Bloomberg). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
1
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
2Schwab Fixed-Income ETFs | Annual Report

Schwab Fixed-Income ETFs
The Investment Environment

For the 12-month reporting period ended December 31, 2023, U.S. fixed-income markets rebounded from their losses in 2022. Inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. As the year wore on, inflation began to ease, as did the likelihood of further rate increases. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on the global economy. U.S. Treasury yields soared during the period, peaking in October before falling sharply over the final two months of the year. For the reporting period, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned 5.53%. The Bloomberg US 1-5 Year Corporate Bond Index and the Bloomberg US 5-10 Year Corporate Bond Index returned 6.20% and 8.84%, respectively, and the Bloomberg US Treasury 1-3 Year Index and the Bloomberg US Treasury 3-10 Year index returned 4.29% and 4.27%, respectively. The Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM returned 3.90%.
Over the first half of the reporting period, bond yields were volatile, generally following the course of U.S. Treasury yields, with a few short-lived market-moving events. The failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. In addition, debt ceiling negotiations during the second quarter of 2023 created fear that the federal government could default on its obligations, and on August 1, 2023, Fitch Ratings downgraded long-term U.S. debt from AAA to AA+ after indicating earlier in the year that a country refusing to pay its debts in a timely way was not entitled to a AAA rating. Yields rose throughout the third quarter, peaking early in the fourth quarter and driving bond prices to their lowest levels of the year. (Bond yields and bond prices typically move in opposite directions.) Over the final two months of the year, yields retreated and bond prices rallied to end the year sharply higher. In October, the yield on the 10-year U.S. Treasury briefly touched 5%—a level not seen since 2007—but declined sharply to end the year at 3.88%, where it began the year. The yield on the three-month U.S. Treasury rose from 4.42% to 5.40% over the reporting period resulting in the yield curve inverting for the reporting period.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
Schwab Fixed-Income ETFs | Annual Report3

Schwab Fixed-Income ETFs
The Investment Environment (continued)

The U.S. economy continued to show unexpected resiliency over the reporting period. Surprisingly robust job growth and strong consumer spending helped propel U.S. gross domestic product (GDP) to a 4.9% annualized growth rate for the third quarter of 2023, up from roughly 2% for the prior three quarters. Inflation remained above the Fed’s historical 2% target over the reporting period but declined in the first half of the year, as rents and wage growth eased, profit margins declined, and monetary policy remained restrictive, before ticking up slightly in July through September, declining again in October through November, and then ticking up again in December. The unemployment rate remained low throughout the reporting period.
In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period. Central banks outside the United States also battled with persistently high, albeit waning, inflation. After raising rates six times during the year, the European Central Bank held its rate steady since its October meeting as inflation and pricing pressures finally showed signs of easing. Similarly, the Bank of England maintained its key official bank rate since its September meeting, after five rate hikes through August, with borrowing costs at a 15-year high. In contrast, despite inflationary pressures, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed.
4Schwab Fixed-Income ETFs | Annual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies for Schwab Asset
Management, leads the portfolio management team for the Schwab Fixed-Income ETFs and Schwab Taxable
Bond Funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining
Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab
5-10 Year Corporate Bond ETF. He is primarily responsible for the management and oversight of corporate bonds within the taxable bond strategies, with additional responsibility for managing municipal bond index strategies. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined
Charles Schwab & Co.’s management training program and worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab
Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond
ETF. Prior to joining Schwab in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions. He also served as a credit/security analyst from 1999 to 2005. Prior to that, he worked as a senior research analyst with Hotchkis & Wiley, a portfolio manager at Payden & Rygel, and a vice president in fixed income at Salomon Brothers.

Alfonso Portillo, Jr., Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining Schwab in 2007, Mr. Portillo worked for ten years at Pacific Investment Management
Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs | Annual Report5

Schwab U.S. TIPS ETF

The Schwab U.S. TIPS ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2023, U.S. fixed-income markets rebounded from their losses in 2022. Inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. As the year wore on, inflation began to ease, as did the likelihood of further rate increases. In its efforts to lower inflation, the U.S. Federal Reserve (Fed) raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
U.S. Treasury yields, including U.S. Treasury Inflation-Protected Securities (TIPS) yields, were volatile over the reporting period. In October, the yield on the 10-year U.S. Treasury briefly touched 5%—a level not seen since 2007—but declined sharply to end the year at 3.88%, where it began the year. The yield on the 10-year U.S. TIPS began the year at 1.58%, rose to a high of 2.52% in late October, and ended the year at 1.72%.
Performance. Over the 12-month reporting period, the fund tracked the performance of the index. For the 12 months ended December 31, 2023, the fund’s market price return was 3.91% and its NAV return was 3.87% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 3.90% for the same period. Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, albeit to a much smaller degree.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	7.1 Yrs
Weighted Average Duration[4]	6.6 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Less than 0.05%.
4
See Glossary for definitions of maturity and duration.
6Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. TIPS ETF
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2013 – December 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (8/5/10)
Market Price Return[2]	3.91%	3.09%	2.38%
NAV Return[2]	3.87%	3.07%	2.34%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	3.90%	3.15%	2.42%
ETF Category: Morningstar Inflation-Protected Bond[3]	2.82%	2.93%	1.98%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus. Effective September 25, 2023, the management fee was reduced to 0.03%. For more information, see financial note 4 or refer to the prospectus.
Schwab Fixed-Income ETFs | Annual Report7

Schwab Short-Term U.S. Treasury ETF

The Schwab Short-Term U.S. Treasury ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US Treasury 1-3 Year Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2023, U.S. fixed-income markets rebounded from their losses in 2022. Inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. As the year wore on, inflation began to ease, as did the likelihood of further rate increases. In its efforts to lower inflation, the U.S. Federal Reserve (Fed) raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
U.S. Treasury yields were volatile over the reporting period. In addition, shorter-term bonds had higher yields than longer-term bonds, an inversion of the yield curve, over the reporting period. The yield on the one-year U.S. Treasury rose from 4.73% to 4.79%, the yield on the two-year U.S. Treasury fell from 4.41% to 4.23%, and the yield on the three-year U.S. Treasury fell from 4.22% to 4.01% over the reporting period.
Performance. Over the 12-month reporting period, the fund tracked the performance of the index. For the 12 months ended December 31, 2023, the fund’s market price return was 4.31% and its and its NAV return was 4.26% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 4.29% for the same period. The fund’s gains came from both coupon income generated by the fund’s holdings and price appreciation.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	2.0 Yrs
Weighted Average Duration[3]	1.9 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
See Glossary for definitions of maturity and duration.
8Schwab Fixed-Income ETFs | Annual Report

Schwab Short-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2013 – December 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/10)
Market Price Return[2]	4.31%	1.23%	0.97%
NAV Return[2]	4.26%	1.23%	0.97%
Bloomberg US Treasury 1-3 Year Index	4.29%	1.28%	1.04%
ETF Category: Morningstar Short Government[3]	4.18%	0.91%	0.90%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
Schwab Fixed-Income ETFs | Annual Report9

Schwab Intermediate-Term U.S. Treasury ETF

The Schwab Intermediate-Term U.S. Treasury ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US Treasury 3-10 Year Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2023, U.S. fixed-income markets rebounded from their losses in 2022. Inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. As the year wore on, inflation began to ease, as did the likelihood of further rate increases. In its efforts to lower inflation, the U.S. Federal Reserve (Fed) raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
U.S. Treasury yields were volatile over the reporting period. The yield on the three-year U.S. Treasury fell from 4.22% to 4.01% and the yield on the five-year U.S. Treasury fell from 3.99% to 3.84%. In October, the yield on the 10-year U.S. Treasury briefly touched 5%—a level not seen since 2007—but declined sharply to end the year at 3.88%, where it began the year.
Performance. Over the 12-month reporting period, the fund tracked the performance of the index. For the 12 months ended December 31, 2023, the fund’s market price return was 4.27% and its NAV return was 4.29% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 4.27% for the same period. The fund’s gains came from both coupon income generated by the fund’s holdings and price appreciation.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	5.6 Yrs
Weighted Average Duration[4]	5.1 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Less than 0.05%.
4
See Glossary for definitions of maturity and duration.
10Schwab Fixed-Income ETFs | Annual Report

Schwab Intermediate-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2013 – December 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/10)
Market Price Return[2]	4.27%	0.76%	1.37%
NAV Return[2]	4.29%	0.78%	1.37%
Bloomberg US Treasury 3-10 Year Index	4.27%	0.84%	1.44%
ETF Category: Morningstar Intermediate Government[3]	4.42%	0.27%	0.96%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
Schwab Fixed-Income ETFs | Annual Report11

Schwab Long-Term U.S. Treasury ETF

The Schwab Long-Term U.S. Treasury ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the long-term U.S. Treasury bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US Long Treasury Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2023, U.S. fixed-income markets rebounded from their losses in 2022. Inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. As the year wore on, inflation began to ease, as did the likelihood of further rate increases. In its efforts to lower inflation, the U.S. Federal Reserve (Fed) raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
U.S. Treasury yields were volatile over the reporting period. In October, the yield on the 10-year U.S. Treasury briefly touched 5%—a level not seen since 2007—but declined steeply to end the year at 3.88%, where it began the year. The yield on the 30-year U.S. Treasury rose marginally for the reporting period, from 3.97% to 4.03%.
Performance. Over the 12-month reporting period, the fund tracked the performance of the index. For the 12 months ended December 31, 2023, the fund’s market price return was 3.43% and its NAV return was 3.29% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 3.06% for the same period. A timing difference between the closing time of prices used for the fund’s NAV and of prices used by the index contributed to relative performance. This deviation was temporary as the two pricing methodologies moved back into alignment the following day. Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, albeit to a much smaller degree.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	22.7 Yrs
Weighted Average Duration[4]	15.5 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Less than 0.05%.
4
See Glossary for definitions of maturity and duration.
12Schwab Fixed-Income ETFs | Annual Report

Schwab Long-Term U.S. Treasury ETF
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	3 Years	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/19)
Market Price Return[2]	3.43%	-11.45%	-5.85%
NAV Return[2]	3.29%	-11.52%	-5.85%
Bloomberg US Long Treasury Index	3.06%	-11.41%	-5.76%
ETF Category: Morningstar Long Government[3]	2.79%	-11.57%	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/19) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
Schwab Fixed-Income ETFs | Annual Report13

Schwab U.S. Aggregate Bond ETF

The Schwab U.S. Aggregate Bond ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US Aggregate Bond Index (the index). In addition, for the 12-month reporting period ended December 31, 2023, the fund also held positions in TBAs, or “to be announced” securities. TBAs are mortgage-backed bonds that settle on a forward date and are used to gain exposure to the mortgage market. The average month-end position in these securities was 2.1% of the fund, with a minimum exposure of 1.9% and a maximum exposure of 2.7%. For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2023, U.S. fixed-income markets rebounded from their losses in 2022. Inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. As the year wore on, inflation began to ease, as did the likelihood of further rate increases. In its efforts to lower inflation, the U.S. Federal Reserve (Fed) raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
Yields were volatile over the reporting period, generally following the course of U.S. Treasury yields. The yield on the three-month U.S. Treasury rose from 4.42% to 5.40% over the reporting period resulting in the yield curve inverting for the reporting period. In October, the yield on the 10-year U.S. Treasury briefly touched 5%—a level not seen since 2007—but declined sharply to end the year at 3.88%, where it began the year. The yield on the 30-year U.S. Treasury rose marginally, from 3.97% to 4.03%. Credit spreads and the mortgage bond option-adjusted spread also experienced elevated volatility over the reporting period.
Performance. Over the 12-month reporting period, the fund tracked the performance of the index, which meant keeping the fund’s credit quality, duration, and sector allocations aligned to the index. For the 12 months ended December 31, 2023, the fund’s market price return was 5.60% and its NAV return was 5.53% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 5.53% for the same period. The fund’s gains came from both coupon income generated by the fund’s holdings and price appreciation.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[4]	8.5 Yrs
Weighted Average Duration[4]	6.2 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 2.3% of total investments on December 31, 2023.
3
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
See Glossary for definitions of maturity and duration.
14Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (December 31, 2013 – December 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (7/14/11)
Market Price Return[2]	5.60%	1.02%	1.73%
NAV Return[2]	5.53%	1.03%	1.74%
Bloomberg US Aggregate Bond Index	5.53%	1.10%	1.81%
ETF Category: Morningstar Intermediate Core Bond[3]	5.59%	1.05%	1.66%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
Schwab Fixed-Income ETFs | Annual Report15

Schwab 1-5 Year Corporate Bond ETF

The Schwab 1-5 Year Corporate Bond ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. corporate bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2023, U.S. fixed-income markets rebounded from their losses in 2022. Inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. As the year wore on, inflation began to ease, as did the likelihood of further rate increases. In its efforts to lower inflation, the U.S. Federal Reserve (Fed) raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
U.S. corporate bonds outperformed most other bond categories for the reporting period, with longer-term bonds outperforming shorter-term bonds, but yields were volatile over the reporting period. Rising interest rates in the first half of the year exerted downward pressure on one-to-five-year corporate bond prices, as did the sudden failure of three regional U.S. banks between early March and early May. Prices drifted lower as yields climbed in the third quarter before rising sharply over the final quarter of the year as yields moderated. (Bond yields and bond prices typically move in opposite directions.) Corporate bond spreads—a measure of risk premium—also exhibited elevated volatility over the reporting period and ended the year lower than where they began.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2023, the fund’s market price return was 6.36% and its NAV return was 6.14% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 6.20% for the same period. The fund’s gains came from both coupon income generated by the fund’s holdings and price appreciation.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	2.9 Yrs
Weighted Average Duration[3]	2.6 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
See Glossary for definitions of maturity and duration.
16Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	3 Years	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/19)
Market Price Return[2]	6.36%	-0.14%	1.25%
NAV Return[2]	6.14%	-0.16%	1.23%
Bloomberg US 1-5 Year Corporate Bond Index	6.20%	-0.08%	1.33%
ETF Category: Morningstar Short-Term Bond[3]	5.73%	0.14%	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/19) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
Schwab Fixed-Income ETFs | Annual Report17

Schwab 5-10 Year Corporate Bond ETF

The Schwab 5-10 Year Corporate Bond ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market. To pursue its goal, the fund generally invests in a representative sample of securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2023, U.S. fixed-income markets rebounded from their losses in 2022. Inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. As the year wore on, inflation began to ease, as did the likelihood of further rate increases. In its efforts to lower inflation, the U.S. Federal Reserve (Fed) raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
U.S. corporate bonds outperformed most other bond categories for the reporting period, with longer-term bonds outperforming shorter-term bonds, but yields were volatile over the reporting period. Rising interest rates in the first half of the year exerted downward pressure on five-to-10-year corporate bond prices, as did the sudden failure of three regional U.S. banks between early March and early May. Prices drifted lower as yields climbed in the third quarter before rising sharply over the final quarter of the year as yields moderated. (Bond yields and bond typically prices move in opposite directions.) Corporate bond spreads—a measure of risk premium—also exhibited elevated volatility over the reporting period and ended the year lower than where they began.
Performance. Over the 12-month reporting period, the fund closely tracked the performance of the index. For the 12 months ended December 31, 2023, the fund’s market price return was 8.97% and its NAV return was 8.84% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 8.84% for the same period. The fund’s gains came from both price appreciation and coupon income generated by the fund’s holdings.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[3]	7.3 Yrs
Weighted Average Duration[3]	6.1 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
See Glossary for definitions of maturity and duration.
18Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (October 10, 2019 – December 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	3 Years	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/19)
Market Price Return[2]	8.97%	-2.77%	0.36%
NAV Return[2]	8.84%	-2.77%	0.38%
Bloomberg US 5-10 Year Corporate Bond Index	8.84%	-2.64%	0.48%
ETF Category: Morningstar Corporate Bond[3]	8.33%	-3.00%	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg® and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/19) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
Schwab Fixed-Income ETFs | Annual Report19

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2023 and held through December 31, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 7/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/23	EXPENSES PAID DURING PERIOD 7/1/23-12/31/23 [2]
Schwab U.S. TIPS ETF
Actual Return	0.03%	$1,000.00	$1,018.20	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.03%	$1,000.00	$1,032.50	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.03%	$1,000.00	$1,029.30	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab Long-Term U.S. Treasury ETF
Actual Return	0.03%	$1,000.00	$990.30	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab U.S. Aggregate Bond ETF
Actual Return	0.03%	$1,000.00	$1,032.40	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab 1-5 Year Corporate Bond ETF
Actual Return	0.03%	$1,000.00	$1,043.00	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab 5-10 Year Corporate Bond ETF
Actual Return	0.03%	$1,000.00	$1,053.80	$0.16
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15

[1]
Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Effective September 25, 2023, the advisory fee of the Schwab U.S. TIPS ETF, was reduced to 0.03%. If the fund expense changes had been in place throughout the entire most recent fiscal half-year the expenses paid during the period under the actual return and hypothetical 5% return example would have been $0.15 and $0.15, respectively (see financial note 4).

[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 365 days in the fiscal year.

20Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. TIPS ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$51.77	$62.83	$62.06	$56.57	$53.27
Income (loss) from investment operations:
Net investment income (loss)[1]	1.50	3.62	2.93	0.81	1.21
Net realized and unrealized gains (losses)	0.47	(10.95)	0.60	5.37	3.23
Total from investment operations	1.97	(7.33)	3.53	6.18	4.44
Less distributions:
Distributions from net investment income	(1.58)	(3.73)	(2.76)	(0.69)	(1.14)
Net asset value at end of period	$52.16	$51.77	$62.83	$62.06	$56.57
Total return	3.87%	(11.96%)	5.80%	10.94%	8.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[2]	0.05%[3,4]	0.05%	0.05%	0.05%
Net investment income (loss)	2.88%	6.34%	4.69%	1.36%	2.18%
Portfolio turnover rate[5]	26%	18%	19%	23%	20%
Net assets, end of period (x 1,000,000)	$11,420	$13,832	$21,304	$14,090	$8,734

[1]	Calculated based on the average shares outstanding during the period.
[2]
Effective September 25, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2023 is a blended ratio (see financial note 4 for additional information).

[3]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Report21

Schwab U.S. TIPS ETF
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.25%, 01/15/25	347,424,721	337,362,328
2.38%, 01/15/25	236,836,777	235,104,126
0.13%, 04/15/25	277,613,224	267,836,214
0.38%, 07/15/25	380,976,494	369,273,620
0.13%, 10/15/25	337,747,122	324,874,431
0.63%, 01/15/26	320,767,434	309,685,112
2.00%, 01/15/26	152,867,389	151,733,663
0.13%, 04/15/26	260,869,088	248,384,702
0.13%, 07/15/26	319,731,478	304,780,643
0.13%, 10/15/26	361,016,134	342,963,270
0.38%, 01/15/27	297,723,898	283,164,663
2.38%, 01/15/27	147,775,794	149,171,034
0.13%, 04/15/27	368,804,532	346,722,176
0.38%, 07/15/27	328,241,643	312,058,280
1.63%, 10/15/27	369,830,637	367,136,124
0.50%, 01/15/28	335,210,379	317,409,501
1.75%, 01/15/28	138,947,822	138,234,964
1.25%, 04/15/28	365,225,563	355,987,219
3.63%, 04/15/28	142,235,628	152,533,843
0.75%, 07/15/28	291,795,314	279,520,944
2.38%, 10/15/28	376,833,568	388,271,936
0.88%, 01/15/29	250,285,309	239,774,027
2.50%, 01/15/29	128,313,797	132,809,566
3.88%, 04/15/29	165,048,385	182,194,107
0.25%, 07/15/29	295,687,331	273,632,575
0.13%, 01/15/30	334,034,875	303,082,234
0.13%, 07/15/30	369,857,586	334,431,443
0.13%, 01/15/31	382,805,324	341,990,812
0.13%, 07/15/31	391,184,969	348,162,094
0.13%, 01/15/32	427,076,644	375,558,816
3.38%, 04/15/32	59,437,698	66,620,292
0.63%, 07/15/32	443,117,095	405,402,734
1.13%, 01/15/33	432,380,127	409,649,947
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 07/15/33	422,704,294	410,312,760
2.13%, 02/15/40	77,514,406	79,851,202
2.13%, 02/15/41	112,137,315	115,618,876
0.75%, 02/15/42	181,773,712	147,920,376
0.63%, 02/15/43	142,746,556	111,890,517
1.38%, 02/15/44	196,324,627	175,977,307
0.75%, 02/15/45	216,067,676	169,529,399
1.00%, 02/15/46	111,300,288	91,348,042
0.88%, 02/15/47	136,370,867	107,854,778
1.00%, 02/15/48	99,141,001	80,278,950
1.00%, 02/15/49	92,865,685	75,021,961
0.25%, 02/15/50	140,354,887	91,919,075
0.13%, 02/15/51	141,280,607	87,853,029
0.13%, 02/15/52	163,770,021	100,907,193
1.50%, 02/15/53	156,629,380	142,523,307
Total Treasuries (Cost $12,611,934,239)		11,384,324,212

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (a)	101,762	101,762
Total Short-Term Investments (Cost $101,762)		101,762
Total Investments in Securities (Cost $12,612,036,001)		11,384,425,974

(a)	The rate shown is the annualized 7-day yield.
See financial notes
22Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. TIPS ETF
Portfolio Holdings  as of December 31, 2023 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,384,324,212	$—	$11,384,324,212
Short-Term Investments[1]	101,762	—	—	101,762
Total	$101,762	$11,384,324,212	$—	$11,384,425,974

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Report23

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - unaffiliated (cost $12,612,036,001)		$11,384,425,974
Receivables:
Investments sold		248,946,572
Interest		36,196,215
Dividends	+	30,510
Total assets		11,669,599,271

Liabilities
Payables:
Investments bought		183,724,097
Fund shares redeemed		65,199,222
Management fees	+	296,801
Total liabilities		249,220,120
Net assets		$11,420,379,151

Net Assets by Source
Capital received from investors		$13,541,337,368
Total distributable loss	+	(2,120,958,217)
Net assets		$11,420,379,151

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,420,379,151		218,950,000		$52.16

See financial notes
24Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$358,276,809
Dividends received from securities - unaffiliated	+	400,378
Total investment income		358,677,187

Expenses
Management fees		4,604,229
Total expenses	–	4,604,229
Net investment income		354,072,958

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(575,761,163)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(208,915,006)
Net realized losses		(784,676,169)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	935,992,462
Net realized and unrealized gains		151,316,293
Increase in net assets resulting from operations		$505,389,251
See financial notes
Schwab Fixed-Income ETFs | Annual Report25

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$354,072,958	$1,070,635,987
Net realized losses		(784,676,169)	(386,638,993)
Net change in unrealized appreciation (depreciation)	+	935,992,462	(2,910,566,700)
Increase (decrease) in net assets resulting from operations		$505,389,251	($2,226,569,706 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($357,550,940 )	($1,069,955,140 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		75,500,000	$3,952,028,772	120,550,000	$7,032,380,314
Shares redeemed	+	(123,750,000)	(6,511,799,695)	(192,400,000)	(11,207,272,315)
Net transactions in fund shares		(48,250,000)	($2,559,770,923 )	(71,850,000)	($4,174,892,001 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		267,200,000	$13,832,311,763	339,050,000	$21,303,728,610
Total decrease	+	(48,250,000)	(2,411,932,612)	(71,850,000)	(7,471,416,847)
End of period		218,950,000	$11,420,379,151	267,200,000	$13,832,311,763
See financial notes
26Schwab Fixed-Income ETFs | Annual Report

Schwab Short-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$48.24	$50.84	$51.39	$50.48	$49.88
Income (loss) from investment operations:
Net investment income (loss)[1]	1.82	0.68	0.21	0.65	1.14
Net realized and unrealized gains (losses)	0.19	(2.64)	(0.55)	0.91	0.60
Total from investment operations	2.01	(1.96)	(0.34)	1.56	1.74
Less distributions:
Distributions from net investment income	(1.82)	(0.64)	(0.21)	(0.65)	(1.14)
Net asset value at end of period	$48.43	$48.24	$50.84	$51.39	$50.48
Total return	4.26%	(3.85%)	(0.66%)	3.11%	3.53%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.04%[2,3]	0.05%[4]	0.05%	0.06%[5]
Net investment income (loss)	3.78%	1.39%	0.41%	1.26%	2.27%
Portfolio turnover rate[6]	81%	106%	73%	74%	77%
Net assets, end of period (x 1,000,000)	$11,900	$10,256	$8,956	$7,508	$5,263

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021 is a blended ratio.
[5]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Report27

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.4% OF NET ASSETS
U.S. Treasury Bonds
7.63%, 02/15/25	11,586,000	11,997,617
6.88%, 08/15/25	11,842,000	12,303,418
6.00%, 02/15/26	21,948,000	22,723,893
6.75%, 08/15/26	12,502,000	13,324,387
6.50%, 11/15/26	13,918,000	14,840,059
U.S. Treasury Notes
1.13%, 01/15/25	137,678,000	132,668,696
1.38%, 01/31/25	91,223,000	88,048,239
2.50%, 01/31/25	89,314,000	87,241,817
4.13%, 01/31/25	143,933,000	143,061,730
1.50%, 02/15/25	164,875,000	159,169,187
2.00%, 02/15/25	176,568,000	171,402,397
1.13%, 02/28/25	108,409,000	104,136,450
2.75%, 02/28/25	90,508,000	88,581,347
4.63%, 02/28/25	132,451,000	132,381,304
1.75%, 03/15/25	156,817,000	151,570,750
0.50%, 03/31/25	131,317,000	124,877,214
2.63%, 03/31/25	54,923,000	53,642,289
3.88%, 03/31/25	138,590,000	137,396,491
2.63%, 04/15/25	144,767,000	141,238,594
0.38%, 04/30/25	136,434,000	129,149,066
2.88%, 04/30/25	84,707,000	82,879,014
3.88%, 04/30/25	132,817,000	131,642,074
2.13%, 05/15/25	162,656,000	157,497,137
2.75%, 05/15/25	147,292,000	143,799,869
0.25%, 05/31/25	132,919,000	125,203,903
2.88%, 05/31/25	74,544,000	72,856,719
4.25%, 05/31/25	130,641,000	130,174,220
2.88%, 06/15/25	134,858,000	131,831,867
0.25%, 06/30/25	142,517,000	133,882,964
2.75%, 06/30/25	56,165,000	54,804,869
4.63%, 06/30/25	137,888,000	138,230,169
3.00%, 07/15/25	137,599,000	134,637,663
0.25%, 07/31/25	144,161,000	135,044,446
2.88%, 07/31/25	68,973,000	67,340,416
4.75%, 07/31/25	136,012,000	136,652,344
2.00%, 08/15/25	178,370,000	171,695,519
3.13%, 08/15/25	137,622,000	134,904,764
0.25%, 08/31/25	143,553,000	134,073,980
2.75%, 08/31/25	71,425,000	69,548,851
5.00%, 08/31/25	147,530,000	148,918,965
3.50%, 09/15/25	125,339,000	123,517,874
0.25%, 09/30/25	163,136,000	151,968,802
3.00%, 09/30/25	64,623,000	63,160,278
5.00%, 09/30/25	154,461,000	156,057,015
4.25%, 10/15/25	128,394,000	128,188,518
0.25%, 10/31/25	174,887,000	162,505,525
3.00%, 10/31/25	59,417,000	58,054,705
5.00%, 10/31/25	163,595,000	165,480,285
2.25%, 11/15/25	192,075,000	185,052,738
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 11/15/25	129,406,000	129,878,759
0.38%, 11/30/25	168,908,000	156,897,037
2.88%, 11/30/25	72,796,000	70,942,126
4.88%, 11/30/25	173,518,000	175,344,815
4.00%, 12/15/25	130,830,000	130,165,802
0.38%, 12/31/25	178,520,000	165,501,304
2.63%, 12/31/25	69,220,000	67,105,703
4.25%, 12/31/25	185,000,000	185,007,276
3.88%, 01/15/26	127,922,000	126,987,747
0.38%, 01/31/26	189,719,000	175,305,592
2.63%, 01/31/26	82,582,000	80,020,868
1.63%, 02/15/26	164,412,000	155,883,654
4.00%, 02/15/26	129,278,000	128,732,783
0.50%, 02/28/26	196,735,000	181,857,742
2.50%, 02/28/26	87,415,000	84,389,847
4.63%, 03/15/26	132,745,000	133,927,386
0.75%, 03/31/26	181,824,000	168,798,765
2.25%, 03/31/26	86,395,000	82,909,083
3.75%, 04/15/26	133,805,000	132,587,401
0.75%, 04/30/26	178,096,000	164,802,184
2.38%, 04/30/26	64,745,000	62,233,794
1.63%, 05/15/26	164,262,000	155,061,357
3.63%, 05/15/26	133,215,000	131,706,180
0.75%, 05/31/26	189,831,000	175,290,496
2.13%, 05/31/26	78,637,000	75,110,878
4.13%, 06/15/26	128,418,000	128,428,235
0.88%, 06/30/26	167,815,000	155,236,192
1.88%, 06/30/26	70,010,000	66,416,772
4.50%, 07/15/26	128,067,000	129,282,791
0.63%, 07/31/26	181,298,000	166,101,021
1.88%, 07/31/26	75,904,000	71,839,272
1.50%, 08/15/26	171,085,000	160,185,722
4.38%, 08/15/26	137,041,000	137,999,410
0.75%, 08/31/26	195,121,000	178,955,889
1.38%, 08/31/26	71,336,000	66,529,487
4.63%, 09/15/26	141,331,000	143,313,125
0.88%, 09/30/26	178,996,000	164,460,451
1.63%, 09/30/26	59,424,000	55,738,108
4.63%, 10/15/26	150,075,000	152,343,909
1.13%, 10/31/26	177,801,000	164,084,791
1.63%, 10/31/26	77,600,000	72,677,584
2.00%, 11/15/26	161,606,000	152,838,260
4.63%, 11/15/26	156,655,000	159,170,253
1.25%, 11/30/26	191,436,000	177,049,068
1.63%, 11/30/26	72,426,000	67,718,556
4.38%, 12/15/26	165,000,000	166,669,336
1.25%, 12/31/26	185,000,000	170,843,522
1.75%, 12/31/26	75,000,000	70,297,980
Total Treasuries (Cost $11,812,172,108)		11,823,988,751
See financial notes
28Schwab Fixed-Income ETFs | Annual Report

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (a)	6,844,438	6,844,438
Total Short-Term Investments (Cost $6,844,438)		6,844,438
Total Investments in Securities (Cost $11,819,016,546)		11,830,833,189

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,823,988,751	$—	$11,823,988,751
Short-Term Investments[1]	6,844,438	—	—	6,844,438
Total	$6,844,438	$11,823,988,751	$—	$11,830,833,189

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Report29

Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - unaffiliated (cost $11,819,016,546)		$11,830,833,189
Receivables:
Investments sold		583,969,785
Interest		78,647,658
Fund shares sold		7,265,253
Dividends	+	54,535
Total assets		12,500,770,420

Liabilities
Payables:
Investments bought		600,132,739
Management fees	+	302,150
Total liabilities		600,434,889
Net assets		$11,900,335,531

Net Assets by Source
Capital received from investors		$12,386,675,467
Total distributable loss	+	(486,339,936)
Net assets		$11,900,335,531

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,900,335,531		245,700,000		$48.43

See financial notes
30Schwab Fixed-Income ETFs | Annual Report

Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$488,429,219
Dividends received from securities - unaffiliated	+	585,350
Total investment income		489,014,569

Expenses
Management fees		3,852,335
Total expenses	–	3,852,335
Net investment income		485,162,234

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(218,157,256)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(18,906,416)
Net realized losses		(237,063,672)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	241,576,809
Net realized and unrealized gains		4,513,137
Increase in net assets resulting from operations		$489,675,371
See financial notes
Schwab Fixed-Income ETFs | Annual Report31

Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$485,162,234	$126,577,182
Net realized losses		(237,063,672)	(295,587,090)
Net change in unrealized appreciation (depreciation)	+	241,576,809	(170,555,069)
Increase (decrease) in net assets resulting from operations		$489,675,371	($339,564,977 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($486,218,420 )	($125,786,895 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		124,000,000	$6,014,290,572	102,900,000	$5,050,820,539
Shares redeemed	+	(90,900,000)	(4,373,360,928)	(66,450,000)	(3,285,327,283)
Net transactions in fund shares		33,100,000	$1,640,929,644	36,450,000	$1,765,493,256

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		212,600,000	$10,255,948,936	176,150,000	$8,955,807,552
Total increase	+	33,100,000	1,644,386,595	36,450,000	1,300,141,384
End of period		245,700,000	$11,900,335,531	212,600,000	$10,255,948,936
See financial notes
32Schwab Fixed-Income ETFs | Annual Report

Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$49.22	$56.16	$58.21	$54.97	$52.89
Income (loss) from investment operations:
Net investment income (loss)[1]	1.57	1.12	0.55	0.94	1.28
Net realized and unrealized gains (losses)	0.50	(7.06)	(2.04)	3.24	2.07
Total from investment operations	2.07	(5.94)	(1.49)	4.18	3.35
Less distributions:
Distributions from net investment income	(1.57)	(1.00)	(0.56)	(0.94)	(1.27)
Net asset value at end of period	$49.72	$49.22	$56.16	$58.21	$54.97
Total return	4.29%	(10.63%)	(2.57%)	7.62%	6.38%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.04%[2,3]	0.05%[4]	0.05%	0.06%[5]
Net investment income (loss)	3.20%	2.18%	0.97%	1.63%	2.35%
Portfolio turnover rate[6]	56%	88%	56%	51%	38%
Net assets, end of period (x 1,000,000)	$7,878	$7,555	$3,712	$3,953	$4,736

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021 is a blended ratio.
[5]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019 is a blended ratio.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Report33

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.3% OF NET ASSETS
U.S. Treasury Bonds
6.63%, 02/15/27	4,634,000	4,988,966
6.38%, 08/15/27	5,788,000	6,254,141
6.13%, 11/15/27	12,928,000	13,948,384
5.50%, 08/15/28	7,218,000	7,718,249
5.25%, 11/15/28	12,877,000	13,653,689
5.25%, 02/15/29	7,384,000	7,843,483
6.13%, 08/15/29	6,708,000	7,446,339
6.25%, 05/15/30	10,550,000	11,934,426
5.38%, 02/15/31	12,998,000	14,246,584
U.S. Treasury Notes
2.25%, 02/15/27	77,178,000	73,288,931
1.13%, 02/28/27	22,354,000	20,484,455
1.88%, 02/28/27	97,164,000	91,129,115
0.63%, 03/31/27	37,293,000	33,531,568
2.50%, 03/31/27	106,570,000	101,898,930
0.50%, 04/30/27	53,454,000	47,738,821
2.75%, 04/30/27	92,874,000	89,365,406
2.38%, 05/15/27	91,030,000	86,488,686
0.50%, 05/31/27	48,348,000	43,057,801
2.63%, 05/31/27	79,229,000	75,864,374
0.50%, 06/30/27	58,153,000	51,660,375
3.25%, 06/30/27	77,762,000	76,014,742
0.38%, 07/31/27	68,116,000	60,087,882
2.75%, 07/31/27	73,195,000	70,272,280
2.25%, 08/15/27	72,414,000	68,303,260
0.50%, 08/31/27	61,669,000	54,501,810
3.13%, 08/31/27	70,053,000	68,103,915
0.38%, 09/30/27	78,329,000	68,729,797
4.13%, 09/30/27	69,126,000	69,589,552
0.50%, 10/31/27	74,904,000	65,870,712
4.13%, 10/31/27	69,652,000	70,110,791
2.25%, 11/15/27	71,234,000	66,995,121
0.63%, 11/30/27	80,543,000	71,002,577
3.88%, 11/30/27	68,661,000	68,523,094
0.63%, 12/31/27	83,008,000	73,013,347
3.88%, 12/31/27	67,011,000	66,920,783
0.75%, 01/31/28	92,488,000	81,564,936
3.50%, 01/31/28	65,570,000	64,554,524
2.75%, 02/15/28	93,891,000	89,763,195
1.13%, 02/29/28	96,869,000	86,624,096
4.00%, 02/29/28	68,470,000	68,709,330
1.25%, 03/31/28	85,677,000	76,863,296
3.63%, 03/31/28	67,743,000	67,011,172
1.25%, 04/30/28	96,698,000	86,587,982
3.50%, 04/30/28	58,196,000	57,285,326
2.88%, 05/15/28	98,982,000	94,946,920
1.25%, 05/31/28	96,610,000	86,339,217
3.63%, 05/31/28	65,684,000	65,004,972
1.25%, 06/30/28	88,596,000	79,028,252
4.00%, 06/30/28	62,748,000	63,052,660
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 07/31/28	92,285,000	81,179,663
4.13%, 07/31/28	61,777,000	62,419,598
2.88%, 08/15/28	99,044,000	94,804,838
1.13%, 08/31/28	91,377,000	80,694,910
4.38%, 08/31/28	65,528,000	66,936,433
1.25%, 09/30/28	94,974,000	84,190,329
4.63%, 09/30/28	74,901,000	77,327,036
1.38%, 10/31/28	84,136,000	74,904,867
4.88%, 10/31/28	80,725,000	84,269,724
3.13%, 11/15/28	89,906,000	86,882,794
1.50%, 11/30/28	86,693,000	77,519,840
4.38%, 11/30/28	81,291,000	83,199,729
1.38%, 12/31/28	84,834,000	75,284,152
3.75%, 12/31/28	90,000,000	89,612,187
1.75%, 01/31/29	81,831,000	73,852,960
2.63%, 02/15/29	93,342,000	87,935,099
1.88%, 02/28/29	76,596,000	69,478,294
2.38%, 03/31/29	71,915,000	66,794,026
2.88%, 04/30/29	65,214,000	62,067,927
2.38%, 05/15/29	77,277,000	71,680,461
2.75%, 05/31/29	64,861,000	61,275,821
3.25%, 06/30/29	59,666,000	57,787,219
2.63%, 07/31/29	59,418,000	55,676,359
1.63%, 08/15/29	71,296,000	63,475,570
3.13%, 08/31/29	55,143,000	52,995,158
3.88%, 09/30/29	52,448,000	52,371,772
4.00%, 10/31/29	55,629,000	55,923,967
1.75%, 11/15/29	49,179,000	43,916,916
3.88%, 11/30/29	51,566,000	51,500,955
3.88%, 12/31/29	55,223,000	55,148,935
3.50%, 01/31/30	54,480,000	53,311,012
1.50%, 02/15/30	89,077,000	77,645,856
4.00%, 02/28/30	54,200,000	54,493,498
3.63%, 03/31/30	49,953,000	49,202,936
3.50%, 04/30/30	53,587,000	52,397,149
0.63%, 05/15/30	120,170,000	98,251,869
3.75%, 05/31/30	54,366,000	53,908,385
3.75%, 06/30/30	54,369,000	53,904,895
4.00%, 07/31/30	55,069,000	55,399,133
0.63%, 08/15/30	163,232,000	132,496,361
4.13%, 08/31/30	56,819,000	57,559,022
4.63%, 09/30/30	57,310,000	59,771,058
4.88%, 10/31/30	57,755,000	61,123,907
0.88%, 11/15/30	165,553,000	136,086,900
4.38%, 11/30/30	57,912,000	59,588,888
3.88%, 12/31/30	62,000,000	61,516,535
1.13%, 02/15/31	161,438,000	134,809,932
1.63%, 05/15/31	160,012,000	137,306,153
1.25%, 08/15/31	174,744,000	144,718,804
1.38%, 11/15/31	173,013,000	143,744,131
1.88%, 02/15/32	156,405,000	134,539,440
2.88%, 05/15/32	158,829,000	147,269,759
2.75%, 08/15/32	149,010,000	136,546,953
See financial notes
34Schwab Fixed-Income ETFs | Annual Report

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 11/15/32	152,780,000	155,385,312
3.50%, 02/15/33	153,361,000	148,799,569
3.38%, 05/15/33	151,583,000	145,568,353
3.88%, 08/15/33	163,172,000	163,071,225
4.50%, 11/15/33	119,460,000	125,497,031
Total Treasuries (Cost $7,927,955,345)		7,822,939,869

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (a)	2,588,319	2,588,319
Total Short-Term Investments (Cost $2,588,319)		2,588,319
Total Investments in Securities (Cost $7,930,543,664)		7,825,528,188

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$7,822,939,869	$—	$7,822,939,869
Short-Term Investments[1]	2,588,319	—	—	2,588,319
Total	$2,588,319	$7,822,939,869	$—	$7,825,528,188

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Report35

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - unaffiliated (cost $7,930,543,664)		$7,825,528,188
Receivables:
Investments sold		210,323,379
Interest		54,096,305
Fund shares sold		14,916,812
Dividends	+	30,990
Total assets		8,104,895,674

Liabilities
Payables:
Investments bought		226,255,253
Management fees	+	196,485
Total liabilities		226,451,738
Net assets		$7,878,443,936

Net Assets by Source
Capital received from investors		$8,590,850,532
Total distributable loss	+	(712,406,596)
Net assets		$7,878,443,936

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,878,443,936		158,450,000		$49.72

See financial notes
36Schwab Fixed-Income ETFs | Annual Report

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$240,145,562
Dividends received from securities - unaffiliated	+	406,716
Total investment income		240,552,278

Expenses
Management fees		2,237,471
Total expenses	–	2,237,471
Net investment income		238,314,807

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(244,279,190)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(5,479,649)
Net realized losses		(249,758,839)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	316,546,557
Net realized and unrealized gains		66,787,718
Increase in net assets resulting from operations		$305,102,525
See financial notes
Schwab Fixed-Income ETFs | Annual Report37

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$238,314,807	$140,884,355
Net realized losses		(249,758,839)	(373,456,484)
Net change in unrealized appreciation (depreciation)	+	316,546,557	(373,736,025)
Increase (decrease) in net assets resulting from operations		$305,102,525	($606,308,154 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($238,302,970 )	($140,863,160 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		95,000,000	$4,712,985,986	139,150,000	$7,219,464,611
Shares redeemed	+	(90,050,000)	(4,456,708,447)	(51,750,000)	(2,628,923,902)
Net transactions in fund shares		4,950,000	$256,277,539	87,400,000	$4,590,540,709

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		153,500,000	$7,555,366,842	66,100,000	$3,711,997,447
Total increase	+	4,950,000	323,077,094	87,400,000	3,843,369,395
End of period		158,450,000	$7,878,443,936	153,500,000	$7,555,366,842
See financial notes
38Schwab Fixed-Income ETFs | Annual Report

Schwab Long-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$35.28	$51.26	$54.87	$47.34	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.40	1.12	0.86	0.86	0.22
Net realized and unrealized gains (losses)	(0.28)[3]	(16.08)	(3.60)	7.50	(2.67)
Total from investment operations	1.12	(14.96)	(2.74)	8.36	(2.45)
Less distributions:
Distributions from net investment income	(1.33)	(1.02)	(0.87)	(0.83)	(0.21)
Net asset value at end of period	$35.07	$35.28	$51.26	$54.87	$47.34
Total return	3.29%	(29.42%)	(4.96%)	17.64%	(4.91%)[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.04%[5,6]	0.05%[7]	0.05%	0.06%[8,9]
Net investment income (loss)	4.11%	2.83%	1.70%	1.55%	2.07%[8]
Portfolio turnover rate[10]	35%	41%	68%	45%	3%[4]
Net assets, end of period (x 1,000)	$620,780	$188,739	$99,948	$90,535	$18,935

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Not annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021 is a blended ratio.
[8]	Annualized.
[9]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019 is a blended ratio.
[10]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Report39

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.1% OF NET ASSETS
U.S. Treasury Bonds
4.50%, 02/15/36	2,284,600	2,439,256
4.75%, 02/15/37	1,357,600	1,487,156
5.00%, 05/15/37	1,754,800	1,964,706
4.38%, 02/15/38	1,845,800	1,941,773
4.50%, 05/15/38	2,090,100	2,222,714
3.50%, 02/15/39	2,140,900	2,028,949
4.25%, 05/15/39	3,178,100	3,275,996
4.50%, 08/15/39	3,394,300	3,594,314
4.38%, 11/15/39	3,651,800	3,806,394
4.63%, 02/15/40	3,679,000	3,942,233
1.13%, 05/15/40	11,010,700	7,106,242
4.38%, 05/15/40	3,563,000	3,703,426
1.13%, 08/15/40	13,451,600	8,595,371
3.88%, 08/15/40	3,541,300	3,456,245
1.38%, 11/15/40	14,978,600	9,954,656
4.25%, 11/15/40	3,516,300	3,586,388
1.88%, 02/15/41	18,140,300	13,057,705
4.75%, 02/15/41	3,726,600	4,032,895
2.25%, 05/15/41	15,628,000	11,924,084
4.38%, 05/15/41	3,440,600	3,551,007
1.75%, 08/15/41	20,478,500	14,262,069
3.75%, 08/15/41	3,482,700	3,317,244
2.00%, 11/15/41	17,213,100	12,472,974
3.13%, 11/15/41	3,656,100	3,182,451
2.38%, 02/15/42	13,929,900	10,704,301
3.13%, 02/15/42	3,869,900	3,357,373
3.00%, 05/15/42	3,599,300	3,048,874
3.25%, 05/15/42	12,290,800	10,797,159
2.75%, 08/15/42	4,206,400	3,415,286
3.38%, 08/15/42	10,650,400	9,509,193
2.75%, 11/15/42	6,098,500	4,936,152
4.00%, 11/15/42	10,646,900	10,360,677
3.13%, 02/15/43	5,229,400	4,476,556
3.88%, 02/15/43	10,648,600	10,168,575
2.88%, 05/15/43	8,275,000	6,803,631
3.88%, 05/15/43	10,609,200	10,128,992
3.63%, 08/15/43	5,942,400	5,472,006
4.38%, 08/15/43	11,469,400	11,722,484
3.75%, 11/15/43	6,044,400	5,654,528
4.75%, 11/15/43	7,901,000	8,484,843
3.63%, 02/15/44	6,434,500	5,902,393
3.38%, 05/15/44	5,968,400	5,267,706
3.13%, 08/15/44	7,685,200	6,514,065
3.00%, 11/15/44	6,725,900	5,572,092
2.50%, 02/15/45	8,927,800	6,766,638
3.00%, 05/15/45	4,367,700	3,606,744
2.88%, 08/15/45	5,945,500	4,798,692
3.00%, 11/15/45	3,511,400	2,892,153
2.50%, 02/15/46	7,225,300	5,426,895
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	7,320,400	5,486,733
2.25%, 08/15/46	9,033,600	6,431,713
2.88%, 11/15/46	4,070,700	3,263,637
3.00%, 02/15/47	8,043,600	6,583,330
3.00%, 05/15/47	6,196,700	5,068,669
2.75%, 08/15/47	8,848,100	6,901,020
2.75%, 11/15/47	8,911,800	6,947,226
3.00%, 02/15/48	10,191,600	8,315,501
3.13%, 05/15/48	10,939,800	9,125,728
3.00%, 08/15/48	11,979,900	9,767,127
3.38%, 11/15/48	12,291,000	10,722,832
3.00%, 02/15/49	12,941,700	10,547,236
2.88%, 05/15/49	12,645,300	10,066,880
2.25%, 08/15/49	11,903,100	8,326,115
2.38%, 11/15/49	11,179,100	8,033,407
2.00%, 02/15/50	14,049,600	9,259,670
1.25%, 05/15/50	16,326,900	8,818,928
1.38%, 08/15/50	18,396,000	10,271,018
1.63%, 11/15/50	18,205,900	10,869,532
1.88%, 02/15/51	20,302,800	12,905,678
2.38%, 05/15/51	20,453,900	14,624,948
2.00%, 08/15/51	20,243,800	13,247,300
1.88%, 11/15/51	18,843,300	11,935,290
2.25%, 02/15/52	17,213,000	11,953,036
2.88%, 05/15/52	16,388,800	13,070,088
3.00%, 08/15/52	15,569,800	12,753,480
4.00%, 11/15/52	15,564,600	15,377,526
3.63%, 02/15/53	15,568,300	14,399,585
3.63%, 05/15/53	15,568,400	14,419,114
4.13%, 08/15/53	17,205,200	17,422,662
4.75%, 11/15/53	12,259,800	13,773,232
Total Treasuries (Cost $601,475,202)		615,382,497

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (a)	1,032	1,032
Total Short-Term Investments (Cost $1,032)		1,032
Total Investments in Securities (Cost $601,476,234)		615,383,529

(a)	The rate shown is the annualized 7-day yield.
See financial notes
40Schwab Fixed-Income ETFs | Annual Report

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of December 31, 2023 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$615,382,497	$—	$615,382,497
Short-Term Investments[1]	1,032	—	—	1,032
Total	$1,032	$615,382,497	$—	$615,383,529

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Report41

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - unaffiliated (cost $601,476,234)		$615,383,529
Cash		13,672
Receivables:
Investments sold		10,094,145
Interest		5,418,651
Fund shares sold		3,507,211
Dividends	+	1,682
Total assets		634,418,890

Liabilities
Payables:
Investments bought		13,624,269
Management fees	+	14,642
Total liabilities		13,638,911
Net assets		$620,779,979

Net Assets by Source
Capital received from investors		$645,072,014
Total distributable loss	+	(24,292,035)
Net assets		$620,779,979

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$620,779,979		17,700,000		$35.07

See financial notes
42Schwab Fixed-Income ETFs | Annual Report

Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$13,968,119
Dividends received from securities - unaffiliated	+	30,479
Total investment income		13,998,598

Expenses
Management fees		101,381
Total expenses	–	101,381
Net investment income		13,897,217

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(26,508,249)
Net realized gains on sales of in-kind redemptions - unaffiliated	+	2,997,505
Net realized losses		(23,510,744)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	31,909,450
Net realized and unrealized gains		8,398,706
Increase in net assets resulting from operations		$22,295,923
See financial notes
Schwab Fixed-Income ETFs | Annual Report43

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$13,897,217	$2,886,195
Net realized losses		(23,510,744)	(14,922,098)
Net change in unrealized appreciation (depreciation)	+	31,909,450	(16,768,720)
Increase (decrease) in net assets resulting from operations		$22,295,923	($28,804,623 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($13,873,040 )	($2,856,565 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,000,000	$511,867,145	5,450,000	$203,105,803
Shares redeemed	+	(2,650,000)	(88,248,979)	(2,050,000)	(82,653,392)
Net transactions in fund shares		12,350,000	$423,618,166	3,400,000	$120,452,411

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,350,000	$188,738,930	1,950,000	$99,947,707
Total increase	+	12,350,000	432,041,049	3,400,000	88,791,223
End of period		17,700,000	$620,779,979	5,350,000	$188,738,930
See financial notes
44Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$45.70	$53.91	$56.05	$53.43	$50.59
Income (loss) from investment operations:
Net investment income (loss)[1]	1.50	1.11	0.96	1.19	1.43
Net realized and unrealized gains (losses)	0.97	(8.12)	(1.93)	2.79	2.90
Total from investment operations	2.47	(7.01)	(0.97)	3.98	4.33
Less distributions:
Distributions from net investment income	(1.53)	(1.20)	(1.17)	(1.36)	(1.49)
Net asset value at end of period	$46.64	$45.70	$53.91	$56.05	$53.43
Total return	5.53%	(13.09%)	(1.74%)	7.50%	8.64%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.04%[2,3]	0.04%	0.04%	0.04%
Net investment income (loss)	3.28%	2.29%	1.76%	2.14%	2.71%
Portfolio turnover rate[4,5]	63%	53%	48%	68%	63%
Net assets, end of period (x 1,000,000)	$7,584	$6,805	$9,074	$8,733	$7,384

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[5]	Includes to-be-announced (TBA) transactions.
See financial notes
Schwab Fixed-Income ETFs | Annual Report45

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.6% OF NET ASSETS

Financial Institutions 8.1%
Banking 5.7%
Ally Financial, Inc.
4.63%, 03/30/25	150,000	148,181
5.80%, 05/01/25 (a)	250,000	250,478
2.20%, 11/02/28 (a)	150,000	128,423
6.99%, 06/13/29 (a)(b)	200,000	206,963
6.85%, 01/03/30 (a)(b)	270,000	277,769
8.00%, 11/01/31	950,000	1,041,128
8.00%, 11/01/31 (c)	350,000	383,045
American Express Co.
2.25%, 03/04/25 (a)	575,000	556,519
3.95%, 08/01/25 (a)	600,000	590,675
4.20%, 11/06/25 (a)	300,000	296,672
4.90%, 02/13/26 (a)	300,000	300,755
4.99%, 05/01/26 (a)(b)	250,000	249,443
3.13%, 05/20/26 (a)	75,000	72,405
6.34%, 10/30/26 (a)(b)	400,000	408,173
1.65%, 11/04/26 (a)	250,000	230,806
2.55%, 03/04/27 (a)	575,000	539,152
3.30%, 05/03/27 (a)	600,000	574,107
5.39%, 07/28/27 (a)(b)	400,000	404,908
5.85%, 11/05/27 (a)	500,000	522,103
4.05%, 05/03/29 (a)	300,000	297,252
5.28%, 07/27/29 (a)(b)	400,000	408,466
6.49%, 10/30/31 (a)(b)	300,000	325,585
4.99%, 05/26/33 (a)(b)	250,000	249,561
4.42%, 08/03/33 (a)(b)	400,000	385,509
5.04%, 05/01/34 (a)(b)	300,000	299,739
4.05%, 12/03/42	240,000	217,296
American Express Credit Corp.
3.30%, 05/03/27 (a)	50,000	47,801
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	300,000	302,793
5.67%, 10/03/25	275,000	279,484
3.70%, 11/16/25	350,000	343,529
5.09%, 12/08/25	250,000	251,599
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	400,000	373,317
5.86%, 09/14/26 (a)(b)	200,000	201,154
6.14%, 09/14/28 (a)(b)	200,000	205,616
7.88%, 11/15/34 (a)(b)	400,000	436,263
Banco Santander SA
3.50%, 03/24/25	200,000	195,771
2.75%, 05/28/25	800,000	772,385
5.15%, 08/18/25	600,000	596,900
5.18%, 11/19/25	600,000	595,113
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 04/11/27	600,000	581,751
5.29%, 08/18/27	600,000	601,972
1.72%, 09/14/27 (a)(b)	400,000	362,260
3.80%, 02/23/28	600,000	567,213
4.18%, 03/24/28 (a)(b)	400,000	384,823
4.38%, 04/12/28	400,000	388,911
5.59%, 08/08/28	400,000	408,346
3.31%, 06/27/29	600,000	554,198
3.49%, 05/28/30	600,000	541,107
2.75%, 12/03/30	400,000	332,561
2.96%, 03/25/31	200,000	172,157
3.23%, 11/22/32 (a)(b)	400,000	334,793
6.92%, 08/08/33	200,000	213,543
6.94%, 11/07/33	200,000	222,653
Bank of America Corp.
4.00%, 01/22/25	700,000	690,579
3.95%, 04/21/25	700,000	688,448
3.88%, 08/01/25	800,000	789,132
3.37%, 01/23/26 (a)(b)	500,000	488,446
2.02%, 02/13/26 (a)(b)	390,000	374,818
4.45%, 03/03/26	550,000	544,016
3.38%, 04/02/26 (a)(b)	500,000	486,788
3.50%, 04/19/26	850,000	827,682
1.32%, 06/19/26 (a)(b)	700,000	659,248
4.83%, 07/22/26 (a)(b)	325,000	322,742
6.22%, 09/15/26	200,000	207,415
4.25%, 10/22/26	500,000	491,333
1.20%, 10/24/26 (a)(b)	900,000	836,125
5.08%, 01/20/27 (a)(b)	1,000,000	998,630
1.66%, 03/11/27 (a)(b)	900,000	832,831
3.56%, 04/23/27 (a)(b)	850,000	818,821
1.73%, 07/22/27 (a)(b)	1,700,000	1,558,082
5.93%, 09/15/27 (a)(b)	250,000	255,170
3.25%, 10/21/27 (a)	800,000	762,003
4.18%, 11/25/27 (a)	500,000	486,455
3.82%, 01/20/28 (a)(b)	950,000	913,972
2.55%, 02/04/28 (a)(b)	485,000	449,843
3.71%, 04/24/28 (a)(b)	500,000	478,245
4.38%, 04/27/28 (a)(b)	750,000	733,573
3.59%, 07/21/28 (a)(b)	850,000	807,030
4.95%, 07/22/28 (a)(b)	900,000	899,867
6.20%, 11/10/28 (a)(b)	500,000	522,308
3.42%, 12/20/28 (a)(b)	1,750,000	1,648,146
3.97%, 03/05/29 (a)(b)	800,000	764,783
5.20%, 04/25/29 (a)(b)	950,000	956,204
2.09%, 06/14/29 (a)(b)	1,075,000	949,122
4.27%, 07/23/29 (a)(b)	850,000	821,171
5.82%, 09/15/29 (a)(b)	750,000	774,619
3.97%, 02/07/30 (a)(b)	850,000	806,725
3.19%, 07/23/30 (a)(b)	800,000	725,905
2.88%, 10/22/30 (a)(b)	600,000	532,993
See financial notes
46Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 02/13/31 (a)(b)	1,000,000	860,048
2.59%, 04/29/31 (a)(b)	800,000	689,967
1.90%, 07/23/31 (a)(b)	800,000	654,358
1.92%, 10/24/31 (a)(b)	750,000	609,951
2.65%, 03/11/32 (a)(b)	600,000	507,510
2.69%, 04/22/32 (a)(b)	1,450,000	1,225,703
2.30%, 07/21/32 (a)(b)	1,250,000	1,021,686
2.57%, 10/20/32 (a)(b)	1,000,000	830,349
2.97%, 02/04/33 (a)(b)	1,000,000	850,645
4.57%, 04/27/33 (a)(b)	1,000,000	954,747
5.02%, 07/22/33 (a)(b)	1,450,000	1,435,233
5.29%, 04/25/34 (a)(b)	1,000,000	1,004,099
5.87%, 09/15/34 (a)(b)	1,000,000	1,048,411
2.48%, 09/21/36 (a)(b)	425,000	337,387
6.11%, 01/29/37	575,000	614,898
3.85%, 03/08/37 (a)(b)	700,000	615,731
4.24%, 04/24/38 (a)(b)	500,000	451,821
7.75%, 05/14/38	500,000	608,898
4.08%, 04/23/40 (a)(b)	400,000	350,977
2.68%, 06/19/41 (a)(b)	1,500,000	1,076,278
5.88%, 02/07/42	450,000	486,262
3.31%, 04/22/42 (a)(b)	1,000,000	781,325
5.00%, 01/21/44	775,000	763,855
4.88%, 04/01/44	150,000	146,176
4.75%, 04/21/45	200,000	183,407
4.44%, 01/20/48 (a)(b)	650,000	586,025
3.95%, 01/23/49 (a)(b)	400,000	337,577
4.33%, 03/15/50 (a)(b)	600,000	528,036
4.08%, 03/20/51 (a)(b)	1,550,000	1,309,629
2.83%, 10/24/51 (a)(b)	350,000	237,626
3.48%, 03/13/52 (a)(b)	75,000	58,096
2.97%, 07/21/52 (a)(b)	650,000	458,788
Bank of America NA
5.65%, 08/18/25 (a)	500,000	506,467
5.53%, 08/18/26 (a)	300,000	305,677
6.00%, 10/15/36	350,000	380,461
Bank of Montreal
1.50%, 01/10/25	500,000	481,851
1.85%, 05/01/25	475,000	455,810
3.70%, 06/07/25	400,000	392,405
5.92%, 09/25/25	300,000	304,816
5.30%, 06/05/26	500,000	505,229
1.25%, 09/15/26	400,000	364,625
5.27%, 12/11/26	270,000	273,940
0.95%, 01/22/27 (a)(b)	200,000	184,713
2.65%, 03/08/27	300,000	282,579
4.70%, 09/14/27 (a)	300,000	300,879
5.20%, 02/01/28 (a)	350,000	356,763
3.80%, 12/15/32 (a)(b)	404,000	372,024
3.09%, 01/10/37 (a)(b)	350,000	284,794
Bank of New York Mellon Corp.
3.00%, 02/24/25 (a)	350,000	342,551
1.60%, 04/24/25 (a)	350,000	336,125
3.95%, 11/18/25 (a)	300,000	295,029
0.75%, 01/28/26 (a)	150,000	138,397
2.80%, 05/04/26 (a)	250,000	239,655
4.41%, 07/24/26 (a)(b)	400,000	395,945
2.45%, 08/17/26 (a)	300,000	283,436
1.05%, 10/15/26 (a)	150,000	135,896
2.05%, 01/26/27 (a)	250,000	232,424
4.95%, 04/26/27 (a)(b)	400,000	400,186
3.25%, 05/16/27 (a)	325,000	311,751
3.40%, 01/29/28 (a)	300,000	286,390
3.44%, 02/07/28 (a)(b)	225,000	216,789
3.85%, 04/28/28	300,000	292,815
3.99%, 06/13/28 (a)(b)	150,000	146,644
1.65%, 07/14/28 (a)	100,000	88,281
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 10/25/28 (a)(b)	400,000	415,215
3.00%, 10/30/28 (a)	225,000	208,413
4.54%, 02/01/29 (a)(b)	250,000	248,777
3.85%, 04/26/29 (a)	125,000	121,848
3.30%, 08/23/29 (a)	250,000	234,264
6.32%, 10/25/29 (a)(b)	250,000	265,634
4.60%, 07/26/30 (a)(b)	150,000	149,420
1.80%, 07/28/31 (a)	300,000	245,445
4.29%, 06/13/33 (a)(b)	270,000	258,150
5.83%, 10/25/33 (a)(b)	500,000	530,544
4.97%, 04/26/34 (a)(b)	250,000	249,244
Bank of Nova Scotia
1.45%, 01/10/25	500,000	481,657
2.20%, 02/03/25	400,000	388,018
3.45%, 04/11/25	500,000	489,684
1.30%, 06/11/25	350,000	331,891
5.45%, 06/12/25	500,000	502,297
4.50%, 12/16/25	400,000	393,786
4.75%, 02/02/26	300,000	299,526
1.05%, 03/02/26	350,000	322,596
1.35%, 06/24/26	250,000	229,911
2.70%, 08/03/26	400,000	379,250
5.35%, 12/07/26	300,000	305,453
1.95%, 02/02/27	250,000	230,412
2.95%, 03/11/27	250,000	236,828
5.25%, 06/12/28	200,000	203,297
4.85%, 02/01/30	200,000	199,640
2.15%, 08/01/31	210,000	174,481
2.45%, 02/02/32	300,000	251,707
5.65%, 02/01/34	250,000	259,629
4.59%, 05/04/37 (a)(b)	400,000	358,399
Bank OZK
2.75%, 10/01/31 (a)(b)	125,000	101,519
BankUnited, Inc.
4.88%, 11/17/25 (a)	150,000	146,490
5.13%, 06/11/30 (a)	95,000	87,507
Barclays PLC
3.65%, 03/16/25	600,000	586,860
4.38%, 01/12/26	750,000	740,612
2.85%, 05/07/26 (a)(b)	750,000	724,442
5.20%, 05/12/26	550,000	546,789
5.30%, 08/09/26 (a)(b)	500,000	498,480
7.33%, 11/02/26 (a)(b)	525,000	542,545
5.83%, 05/09/27 (a)(b)	100,000	100,909
6.50%, 09/13/27 (a)(b)	400,000	411,390
2.28%, 11/24/27 (a)(b)	400,000	367,275
4.34%, 01/10/28 (a)	400,000	388,990
4.84%, 05/09/28 (a)	600,000	585,791
5.50%, 08/09/28 (a)(b)	500,000	503,029
7.39%, 11/02/28 (a)(b)	400,000	427,692
4.97%, 05/16/29 (a)(b)	500,000	491,707
6.49%, 09/13/29 (a)(b)	300,000	313,106
5.09%, 06/20/30 (a)(b)	450,000	436,477
2.65%, 06/24/31 (a)(b)	400,000	338,035
2.67%, 03/10/32 (a)(b)	250,000	206,533
2.89%, 11/24/32 (a)(b)	300,000	247,175
5.75%, 08/09/33 (a)(b)	300,000	302,935
7.44%, 11/02/33 (a)(b)	500,000	561,268
6.22%, 05/09/34 (a)(b)	600,000	622,925
7.12%, 06/27/34 (a)(b)	400,000	425,958
6.69%, 09/13/34 (a)(b)	600,000	642,412
3.56%, 09/23/35 (a)(b)	300,000	257,701
3.81%, 03/10/42 (a)(b)	300,000	225,686
3.33%, 11/24/42 (a)(b)	400,000	296,932
5.25%, 08/17/45	400,000	392,322
4.95%, 01/10/47	500,000	469,111
See financial notes
Schwab Fixed-Income ETFs | Annual Report47

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BPCE SA
3.38%, 12/02/26	250,000	241,770
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	400,000	387,688
3.30%, 04/07/25	400,000	390,921
3.95%, 08/04/25	450,000	443,242
0.95%, 10/23/25	200,000	186,779
1.25%, 06/22/26	100,000	91,734
5.93%, 10/02/26	300,000	308,638
3.45%, 04/07/27 (a)	300,000	288,540
5.00%, 04/28/28 (a)	400,000	402,418
3.60%, 04/07/32 (a)	400,000	365,273
6.09%, 10/03/33 (a)	570,000	608,739
Capital One Financial Corp.
3.20%, 02/05/25 (a)	300,000	293,118
4.20%, 10/29/25 (a)	475,000	466,536
2.64%, 03/03/26 (a)(b)	500,000	479,373
4.99%, 07/24/26 (a)(b)	400,000	396,208
3.75%, 07/28/26 (a)	400,000	383,633
3.75%, 03/09/27 (a)	350,000	334,694
3.65%, 05/11/27 (a)	250,000	238,669
1.88%, 11/02/27 (a)(b)	400,000	360,047
3.80%, 01/31/28 (a)	550,000	522,793
4.93%, 05/10/28 (a)(b)	525,000	516,292
6.31%, 06/08/29 (a)(b)	500,000	513,164
3.27%, 03/01/30 (a)(b)	450,000	402,124
5.25%, 07/26/30 (a)(b)	100,000	98,348
7.62%, 10/30/31 (a)(b)	500,000	550,240
2.36%, 07/29/32 (a)(b)	375,000	284,861
2.62%, 11/02/32 (a)(b)	250,000	201,799
5.27%, 05/10/33 (a)(b)	500,000	491,607
5.82%, 02/01/34 (a)(b)	450,000	448,642
6.38%, 06/08/34 (a)(b)	350,000	361,083
Capital One NA
2.28%, 01/28/26 (a)(b)	375,000	361,627
Citibank NA
5.86%, 09/29/25 (a)	250,000	254,289
5.80%, 09/29/28 (a)	750,000	783,565
Citigroup, Inc.
3.88%, 03/26/25	200,000	196,563
3.30%, 04/27/25	415,000	405,803
4.40%, 06/10/25	800,000	791,066
5.50%, 09/13/25	450,000	452,629
3.70%, 01/12/26	995,000	971,988
2.01%, 01/25/26 (a)(b)	600,000	576,639
4.60%, 03/09/26	450,000	444,574
3.29%, 03/17/26 (a)(b)	400,000	389,704
3.11%, 04/08/26 (a)(b)	1,000,000	972,577
3.40%, 05/01/26	600,000	579,556
5.61%, 09/29/26 (a)(b)	700,000	705,335
3.20%, 10/21/26 (a)	850,000	811,313
4.30%, 11/20/26	350,000	343,270
1.12%, 01/28/27 (a)(b)	750,000	689,759
1.46%, 06/09/27 (a)(b)	900,000	824,101
4.45%, 09/29/27	1,050,000	1,026,550
3.89%, 01/10/28 (a)(b)	800,000	774,589
6.63%, 01/15/28	150,000	162,371
3.07%, 02/24/28 (a)(b)	500,000	471,491
4.66%, 05/24/28 (a)(b)	300,000	298,165
3.67%, 07/24/28 (a)(b)	700,000	667,831
4.13%, 07/25/28	650,000	624,765
3.52%, 10/27/28 (a)(b)	700,000	662,364
4.08%, 04/23/29 (a)(b)	650,000	626,352
3.98%, 03/20/30 (a)(b)	750,000	712,141
2.98%, 11/05/30 (a)(b)	600,000	535,339
2.67%, 01/29/31 (a)(b)	750,000	651,642
4.41%, 03/31/31 (a)(b)	1,200,000	1,149,946
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.57%, 06/03/31 (a)(b)	1,090,000	932,587
2.56%, 05/01/32 (a)(b)	875,000	730,518
6.63%, 06/15/32	250,000	272,268
2.52%, 11/03/32 (a)(b)	475,000	392,352
3.06%, 01/25/33 (a)(b)	900,000	769,379
5.88%, 02/22/33	150,000	156,824
3.79%, 03/17/33 (a)(b)	700,000	630,539
4.91%, 05/24/33 (a)(b)	700,000	686,178
6.00%, 10/31/33	200,000	211,118
6.27%, 11/17/33 (a)(b)	700,000	749,512
6.17%, 05/25/34 (a)(b)	750,000	777,926
6.13%, 08/25/36	200,000	214,505
3.88%, 01/24/39 (a)(b)	310,000	267,953
8.13%, 07/15/39	550,000	710,640
5.32%, 03/26/41 (a)(b)	450,000	451,923
5.88%, 01/30/42	250,000	266,673
2.90%, 11/03/42 (a)(b)	350,000	252,562
6.68%, 09/13/43	300,000	337,545
5.30%, 05/06/44	300,000	289,024
4.65%, 07/30/45	200,000	182,307
4.75%, 05/18/46	550,000	493,644
4.28%, 04/24/48 (a)(b)	350,000	307,419
4.65%, 07/23/48 (a)	800,000	741,039
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	239,162
3.75%, 02/18/26 (a)	100,000	95,859
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	195,416
2.85%, 07/27/26 (a)	305,000	284,261
2.50%, 02/06/30 (a)	240,000	202,051
3.25%, 04/30/30 (a)	300,000	263,892
2.64%, 09/30/32 (a)	50,000	38,717
5.64%, 05/21/37 (a)(b)	150,000	139,109
Comerica Bank
4.00%, 07/27/25	275,000	267,270
Comerica, Inc.
4.00%, 02/01/29 (a)	150,000	141,892
Commonwealth Bank of Australia
5.08%, 01/10/25	300,000	300,562
5.50%, 09/12/25	250,000	253,291
5.32%, 03/13/26	300,000	304,258
Cooperatieve Rabobank UA
1.38%, 01/10/25	300,000	289,009
3.38%, 05/21/25	500,000	490,289
5.50%, 07/18/25	250,000	252,670
4.38%, 08/04/25	500,000	491,422
3.75%, 07/21/26	600,000	575,514
5.25%, 05/24/41	350,000	370,641
5.75%, 12/01/43	345,000	356,126
5.25%, 08/04/45	250,000	248,051
Credit Suisse AG
7.95%, 01/09/25	350,000	358,156
3.70%, 02/21/25	500,000	489,923
2.95%, 04/09/25	300,000	290,828
1.25%, 08/07/26	350,000	317,655
5.00%, 07/09/27	450,000	450,510
7.50%, 02/15/28	750,000	822,335
Credit Suisse USA, Inc.
7.13%, 07/15/32 (c)	375,000	428,332
Deutsche Bank AG
4.50%, 04/01/25	500,000	491,379
4.16%, 05/13/25	150,000	148,052
4.10%, 01/13/26	400,000	390,737
1.69%, 03/19/26	300,000	279,427
6.12%, 07/14/26 (a)(b)	200,000	202,100
2.13%, 11/24/26 (a)(b)	600,000	562,970
See financial notes
48Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.15%, 07/13/27 (a)(b)	250,000	259,927
2.31%, 11/16/27 (a)(b)	510,000	466,632
2.55%, 01/07/28 (a)(b)	450,000	413,897
6.72%, 01/18/29 (a)(b)	225,000	235,850
6.82%, 11/20/29 (a)(b)	300,000	315,933
5.88%, 07/08/31 (a)(b)	150,000	146,528
3.55%, 09/18/31 (a)(b)	650,000	571,330
3.73%, 01/14/32 (a)(b)	415,000	348,894
3.04%, 05/28/32 (a)(b)	350,000	292,844
4.88%, 12/01/32 (a)(b)	250,000	233,852
3.74%, 01/07/33 (a)(b)	400,000	329,118
7.08%, 02/10/34 (a)(b)	300,000	308,713
Discover Bank
4.65%, 09/13/28 (a)	500,000	477,499
2.70%, 02/06/30 (a)	370,000	313,973
Discover Financial Services
3.75%, 03/04/25 (a)	250,000	244,739
4.50%, 01/30/26 (a)	50,000	49,373
4.10%, 02/09/27 (a)	300,000	288,058
6.70%, 11/29/32 (a)	250,000	262,131
7.96%, 11/02/34 (a)(b)	275,000	306,073
Fifth Third Bancorp
2.38%, 01/28/25 (a)	125,000	121,007
2.55%, 05/05/27 (a)	300,000	276,795
1.71%, 11/01/27 (a)(b)	300,000	270,724
3.95%, 03/14/28 (a)	200,000	192,072
6.36%, 10/27/28 (a)(b)	200,000	207,891
4.77%, 07/28/30 (a)(b)	100,000	98,185
4.34%, 04/25/33 (a)(b)	75,000	69,860
8.25%, 03/01/38	350,000	414,747
Fifth Third Bank NA
3.95%, 07/28/25 (a)	600,000	587,908
3.85%, 03/15/26 (a)	500,000	481,199
2.25%, 02/01/27 (a)	50,000	46,241
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	23,701
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	236,802
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	335,000	342,109
FNB Corp.
5.15%, 08/25/25 (a)	50,000	49,573
Goldman Sachs Capital I
6.35%, 02/15/34	300,000	315,186
Goldman Sachs Group, Inc.
3.50%, 01/23/25 (a)	750,000	735,934
3.50%, 04/01/25 (a)	975,000	954,445
3.75%, 05/22/25 (a)	700,000	686,769
4.25%, 10/21/25	450,000	441,956
0.86%, 02/12/26 (a)(b)	150,000	142,293
3.75%, 02/25/26 (a)	475,000	464,259
5.80%, 08/10/26 (a)(b)	750,000	757,778
3.50%, 11/16/26 (a)	850,000	819,142
1.09%, 12/09/26 (a)(b)	625,000	576,134
5.95%, 01/15/27	290,000	298,547
3.85%, 01/26/27 (a)	1,045,000	1,017,673
1.43%, 03/09/27 (a)(b)	900,000	830,152
1.54%, 09/10/27 (a)(b)	800,000	726,280
1.95%, 10/21/27 (a)(b)	1,200,000	1,098,774
2.64%, 02/24/28 (a)(b)	850,000	788,569
3.62%, 03/15/28 (a)(b)	685,000	656,881
3.69%, 06/05/28 (a)(b)	750,000	717,988
4.48%, 08/23/28 (a)(b)	500,000	491,346
3.81%, 04/23/29 (a)(b)	775,000	736,618
4.22%, 05/01/29 (a)(b)	1,050,000	1,015,912
6.48%, 10/24/29 (a)(b)	750,000	796,112
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 02/07/30 (a)	600,000	527,715
3.80%, 03/15/30 (a)	700,000	658,500
1.99%, 01/27/32 (a)(b)	750,000	607,414
2.62%, 04/22/32 (a)(b)	800,000	672,342
2.38%, 07/21/32 (a)(b)	1,200,000	987,200
2.65%, 10/21/32 (a)(b)	1,000,000	834,304
6.13%, 02/15/33	200,000	219,920
3.10%, 02/24/33 (a)(b)	1,000,000	859,073
6.56%, 10/24/34 (a)(b)	200,000	220,283
6.45%, 05/01/36	295,000	319,366
6.75%, 10/01/37	1,500,000	1,655,942
4.02%, 10/31/38 (a)(b)	700,000	611,911
4.41%, 04/23/39 (a)(b)	585,000	531,610
6.25%, 02/01/41	650,000	725,227
3.21%, 04/22/42 (a)(b)	600,000	459,868
2.91%, 07/21/42 (a)(b)	450,000	329,579
3.44%, 02/24/43 (a)(b)	550,000	430,760
4.80%, 07/08/44 (a)	510,000	483,388
5.15%, 05/22/45	690,000	668,344
4.75%, 10/21/45 (a)	500,000	475,159
HSBC Bank USA NA
5.63%, 08/15/35	250,000	248,853
7.00%, 01/15/39	250,000	290,640
HSBC Holdings PLC
4.25%, 08/18/25	550,000	538,643
4.30%, 03/08/26	1,000,000	984,000
3.00%, 03/10/26 (a)(b)	400,000	388,123
1.65%, 04/18/26 (a)(b)	550,000	522,911
3.90%, 05/25/26	700,000	682,208
2.10%, 06/04/26 (a)(b)	650,000	619,078
4.29%, 09/12/26 (a)(b)	750,000	734,693
7.34%, 11/03/26 (a)(b)	600,000	623,670
4.38%, 11/23/26	400,000	391,123
1.59%, 05/24/27 (a)(b)	550,000	504,401
5.89%, 08/14/27 (a)(b)	500,000	507,454
2.25%, 11/22/27 (a)(b)	450,000	413,345
4.04%, 03/13/28 (a)(b)	800,000	771,475
4.76%, 06/09/28 (a)(b)	700,000	690,460
5.21%, 08/11/28 (a)(b)	700,000	700,231
2.01%, 09/22/28 (a)(b)	650,000	579,014
7.39%, 11/03/28 (a)(b)	600,000	643,194
6.16%, 03/09/29 (a)(b)	600,000	620,395
4.58%, 06/19/29 (a)(b)	850,000	825,317
2.21%, 08/17/29 (a)(b)	650,000	567,746
4.95%, 03/31/30	600,000	595,231
3.97%, 05/22/30 (a)(b)	1,050,000	982,105
2.85%, 06/04/31 (a)(b)	250,000	215,466
2.36%, 08/18/31 (a)(b)	500,000	415,412
2.80%, 05/24/32 (a)(b)	1,100,000	919,208
2.87%, 11/22/32 (a)(b)	500,000	416,623
4.76%, 03/29/33 (a)(b)	685,000	638,800
5.40%, 08/11/33 (a)(b)	600,000	603,339
8.11%, 11/03/33 (a)(b)	400,000	460,977
6.25%, 03/09/34 (a)(b)	600,000	636,329
6.55%, 06/20/34 (a)(b)	500,000	523,508
7.40%, 11/13/34 (a)(b)	500,000	549,002
6.50%, 05/02/36	625,000	659,343
6.50%, 09/15/37	450,000	478,974
6.80%, 06/01/38	600,000	650,823
6.10%, 01/14/42	275,000	313,223
6.33%, 03/09/44 (a)(b)	700,000	757,326
5.25%, 03/14/44	545,000	533,002
Huntington Bancshares, Inc.
4.00%, 05/15/25 (a)	150,000	147,122
4.44%, 08/04/28 (a)(b)	450,000	436,956
2.55%, 02/04/30 (a)(c)	325,000	278,556
2.49%, 08/15/36 (a)(b)	350,000	265,518
See financial notes
Schwab Fixed-Income ETFs | Annual Report49

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	241,797
5.65%, 01/10/30 (a)	250,000	253,187
ING Groep NV
3.87%, 03/28/26 (a)(b)	300,000	294,146
3.95%, 03/29/27	545,000	528,116
1.73%, 04/01/27 (a)(b)	300,000	277,684
6.08%, 09/11/27 (a)(b)	300,000	306,461
4.02%, 03/28/28 (a)(b)	400,000	389,730
4.55%, 10/02/28	250,000	246,960
4.05%, 04/09/29	255,000	246,632
2.73%, 04/01/32 (a)(b)	250,000	214,641
4.25%, 03/28/33 (a)(b)	400,000	375,468
6.11%, 09/11/34 (a)(b)	550,000	578,911
JPMorgan Chase & Co.
3.13%, 01/23/25 (a)	850,000	832,857
3.90%, 07/15/25 (a)	750,000	739,458
7.75%, 07/15/25	100,000	104,298
2.60%, 02/24/26 (a)(b)	500,000	484,588
2.01%, 03/13/26 (a)(b)	800,000	768,793
3.30%, 04/01/26 (a)	825,000	798,499
2.08%, 04/22/26 (a)(b)	1,050,000	1,006,525
4.08%, 04/26/26 (a)(b)	500,000	492,202
3.20%, 06/15/26 (a)	349,000	337,126
2.95%, 10/01/26 (a)	925,000	882,517
7.63%, 10/15/26	200,000	215,316
1.05%, 11/19/26 (a)(b)	1,200,000	1,111,441
4.13%, 12/15/26	600,000	588,555
3.96%, 01/29/27 (a)(b)	650,000	635,171
1.04%, 02/04/27 (a)(b)	650,000	597,577
1.58%, 04/22/27 (a)(b)	1,200,000	1,107,836
8.00%, 04/29/27	225,000	248,998
1.47%, 09/22/27 (a)(b)	850,000	770,349
4.25%, 10/01/27	543,000	537,455
3.63%, 12/01/27 (a)	350,000	336,008
3.78%, 02/01/28 (a)(b)	800,000	773,059
2.95%, 02/24/28 (a)(b)	500,000	470,691
4.32%, 04/26/28 (a)(b)	500,000	492,121
3.54%, 05/01/28 (a)(b)	800,000	764,500
2.18%, 06/01/28 (a)(b)	500,000	457,174
4.85%, 07/25/28 (a)(b)	1,000,000	1,000,468
3.51%, 01/23/29 (a)(b)	750,000	710,540
4.01%, 04/23/29 (a)(b)	750,000	722,284
2.07%, 06/01/29 (a)(b)	600,000	532,300
4.20%, 07/23/29 (a)(b)	925,000	899,007
6.09%, 10/23/29 (a)(b)	500,000	526,140
4.45%, 12/05/29 (a)(b)	950,000	931,775
3.70%, 05/06/30 (a)(b)	995,000	936,588
4.57%, 06/14/30 (a)(b)	500,000	489,342
8.75%, 09/01/30	200,000	241,043
2.74%, 10/15/30 (a)(b)	1,000,000	889,878
4.49%, 03/24/31 (a)(b)	875,000	854,023
2.52%, 04/22/31 (a)(b)	900,000	779,453
2.96%, 05/13/31 (a)(b)	950,000	836,364
1.76%, 11/19/31 (a)(b)	450,000	365,577
1.95%, 02/04/32 (a)(b)	900,000	732,726
2.58%, 04/22/32 (a)(b)	1,100,000	931,482
2.55%, 11/08/32 (a)(b)	1,000,000	836,053
2.96%, 01/25/33 (a)(b)	800,000	686,175
4.59%, 04/26/33 (a)(b)	500,000	482,883
4.91%, 07/25/33 (a)(b)	1,000,000	989,440
5.72%, 09/14/33 (a)(b)	700,000	724,454
5.35%, 06/01/34 (a)(b)	1,250,000	1,270,705
6.25%, 10/23/34 (a)(b)	900,000	976,527
6.40%, 05/15/38	750,000	860,371
3.88%, 07/24/38 (a)(b)	750,000	665,678
5.50%, 10/15/40	350,000	365,007
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.11%, 04/22/41 (a)(b)	450,000	348,263
5.60%, 07/15/41	525,000	558,406
2.53%, 11/19/41 (a)(b)	600,000	425,388
5.40%, 01/06/42	350,000	363,295
3.16%, 04/22/42 (a)(b)	650,000	504,526
5.63%, 08/16/43	450,000	471,942
4.85%, 02/01/44	300,000	294,622
4.95%, 06/01/45	400,000	383,127
4.26%, 02/22/48 (a)(b)	575,000	510,583
4.03%, 07/24/48 (a)(b)	400,000	341,811
3.96%, 11/15/48 (a)(b)	1,200,000	1,009,417
3.90%, 01/23/49 (a)(b)	500,000	416,446
3.11%, 04/22/51 (a)(b)	600,000	431,921
3.33%, 04/22/52 (a)(b)	1,000,000	750,806
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	270,000	272,601
KeyBank NA
3.30%, 06/01/25	250,000	240,964
4.15%, 08/08/25	250,000	242,814
3.40%, 05/20/26	250,000	235,704
5.85%, 11/15/27 (a)	285,000	285,180
4.39%, 12/14/27	300,000	282,662
3.90%, 04/13/29	250,000	220,184
4.90%, 08/08/32	250,000	221,268
5.00%, 01/26/33 (a)	250,000	233,863
KeyCorp
4.15%, 10/29/25	225,000	219,753
2.25%, 04/06/27	135,000	121,702
4.10%, 04/30/28	250,000	235,696
2.55%, 10/01/29	250,000	212,784
4.79%, 06/01/33 (a)(b)	150,000	137,988
Lloyds Banking Group PLC
4.45%, 05/08/25	400,000	395,427
4.58%, 12/10/25	400,000	392,268
2.44%, 02/05/26 (a)(b)	350,000	337,955
3.51%, 03/18/26 (a)(b)	350,000	341,877
4.65%, 03/24/26	450,000	442,620
4.72%, 08/11/26 (a)(b)	400,000	395,080
3.75%, 01/11/27	400,000	384,496
1.63%, 05/11/27 (a)(b)	300,000	275,189
5.99%, 08/07/27 (a)(b)	400,000	407,343
3.75%, 03/18/28 (a)(b)	400,000	383,281
4.38%, 03/22/28	400,000	391,352
4.55%, 08/16/28	300,000	295,527
3.57%, 11/07/28 (a)(b)	500,000	470,760
5.87%, 03/06/29 (a)(b)	200,000	205,153
4.98%, 08/11/33 (a)(b)	400,000	390,796
7.95%, 11/15/33 (a)(b)	200,000	229,617
5.30%, 12/01/45	275,000	263,914
3.37%, 12/14/46 (a)(b)	345,000	240,393
4.34%, 01/09/48	500,000	403,104
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	10,000	9,656
7.41%, 10/30/29 (a)(b)	200,000	215,680
5.05%, 01/27/34 (a)(b)	250,000	237,349
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	365,000	353,820
4.65%, 01/27/26 (a)	350,000	342,867
3.40%, 08/17/27	300,000	279,156
4.70%, 01/27/28 (a)	350,000	340,781
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	850,000	821,380
3.78%, 03/02/25 (c)	350,000	344,329
1.41%, 07/17/25	600,000	566,836
5.72%, 02/20/26 (a)(b)	400,000	401,759
3.85%, 03/01/26	750,000	732,768
See financial notes
50Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.76%, 09/13/26	200,000	188,873
3.68%, 02/22/27	400,000	388,047
1.54%, 07/20/27 (a)(b)	750,000	685,937
3.29%, 07/25/27	350,000	334,041
1.64%, 10/13/27 (a)(b)	300,000	273,431
2.34%, 01/19/28 (a)(b)	500,000	462,517
3.96%, 03/02/28	350,000	340,995
5.02%, 07/20/28 (a)(b)	400,000	400,738
5.35%, 09/13/28 (a)(b)	500,000	507,446
5.42%, 02/22/29 (a)(b)	250,000	254,867
3.74%, 03/07/29	550,000	526,092
3.20%, 07/18/29	500,000	459,906
2.56%, 02/25/30	400,000	350,565
2.05%, 07/17/30	550,000	461,892
5.48%, 02/22/31 (a)(b)	200,000	204,997
2.31%, 07/20/32 (a)(b)	800,000	665,272
2.49%, 10/13/32 (a)(b)	390,000	327,744
2.85%, 01/19/33 (a)(b)	450,000	386,184
4.32%, 04/19/33 (a)(b)	200,000	191,307
5.13%, 07/20/33 (a)(b)	400,000	406,577
5.44%, 02/22/34 (a)(b)	250,000	258,755
5.41%, 04/19/34 (a)(b)	25,000	25,822
4.29%, 07/26/38	150,000	141,308
4.15%, 03/07/39	200,000	184,488
3.75%, 07/18/39	400,000	350,711
Mizuho Financial Group, Inc.
2.65%, 05/22/26 (a)(b)	250,000	240,697
2.23%, 05/25/26 (a)(b)	400,000	382,435
2.84%, 09/13/26	350,000	332,405
3.66%, 02/28/27	300,000	288,818
1.23%, 05/22/27 (a)(b)	250,000	227,956
1.55%, 07/09/27 (a)(b)	250,000	228,755
3.17%, 09/11/27	500,000	470,175
4.02%, 03/05/28	300,000	291,355
5.67%, 05/27/29 (a)(b)	200,000	204,905
5.78%, 07/06/29 (a)(b)	500,000	514,817
4.25%, 09/11/29 (a)(b)	300,000	290,234
3.15%, 07/16/30 (a)(b)	250,000	225,585
2.87%, 09/13/30 (a)(b)	200,000	177,178
2.59%, 05/25/31 (a)(b)	285,000	244,424
2.20%, 07/10/31 (a)(b)	400,000	333,655
1.98%, 09/08/31 (a)(b)	400,000	327,294
2.56%, 09/13/31	235,000	191,660
2.26%, 07/09/32 (a)(b)	250,000	204,099
5.67%, 09/13/33 (a)(b)	200,000	206,643
5.75%, 05/27/34 (a)(b)	200,000	207,927
5.75%, 07/06/34 (a)(b)	300,000	311,445
Morgan Stanley
4.00%, 07/23/25	975,000	961,446
5.00%, 11/24/25	700,000	699,692
3.88%, 01/27/26	850,000	833,386
2.63%, 02/18/26 (a)(b)	500,000	484,144
2.19%, 04/28/26 (a)(b)	750,000	720,813
4.68%, 07/17/26 (a)(b)	625,000	619,377
3.13%, 07/27/26	850,000	814,333
6.25%, 08/09/26	200,000	206,385
4.35%, 09/08/26	675,000	663,331
6.14%, 10/16/26 (a)(b)	300,000	305,737
0.99%, 12/10/26 (a)(b)	700,000	644,397
3.63%, 01/20/27	900,000	873,164
5.05%, 01/28/27 (a)(b)	400,000	400,556
3.95%, 04/23/27	650,000	631,301
1.59%, 05/04/27 (a)(b)	1,050,000	967,659
1.51%, 07/20/27 (a)(b)	750,000	685,543
2.48%, 01/21/28 (a)(b)	750,000	696,703
4.21%, 04/20/28 (a)(b)	725,000	708,846
3.59%, 07/22/28 (a)(b)	900,000	859,815
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.30%, 10/18/28 (a)(b)	500,000	524,441
3.77%, 01/24/29 (a)(b)	1,050,000	1,002,433
5.12%, 02/01/29 (a)(b)	500,000	502,613
5.16%, 04/20/29 (a)(b)	800,000	804,686
5.45%, 07/20/29 (a)(b)	500,000	509,856
6.41%, 11/01/29 (a)(b)	550,000	583,552
4.43%, 01/23/30 (a)(b)	950,000	925,730
2.70%, 01/22/31 (a)(b)	1,000,000	877,152
3.62%, 04/01/31 (a)(b)	850,000	783,718
1.79%, 02/13/32 (a)(b)	750,000	599,385
7.25%, 04/01/32	300,000	354,076
1.93%, 04/28/32 (a)(b)	725,000	583,292
2.24%, 07/21/32 (a)(b)	1,000,000	817,523
2.51%, 10/20/32 (a)(b)	750,000	622,295
2.94%, 01/21/33 (a)(b)	750,000	638,451
4.89%, 07/20/33 (a)(b)	600,000	585,780
6.34%, 10/18/33 (a)(b)	800,000	862,597
5.25%, 04/21/34 (a)(b)	1,025,000	1,025,637
5.42%, 07/21/34 (a)(b)	700,000	710,952
6.63%, 11/01/34 (a)(b)	500,000	554,229
2.48%, 09/16/36 (a)(b)	900,000	714,867
5.30%, 04/20/37 (a)(b)	600,000	584,327
5.95%, 01/19/38 (a)(b)	410,000	415,319
3.97%, 07/22/38 (a)(b)	525,000	460,933
4.46%, 04/22/39 (a)(b)	650,000	600,577
3.22%, 04/22/42 (a)(b)	600,000	464,005
6.38%, 07/24/42	600,000	695,267
4.30%, 01/27/45	575,000	519,782
4.38%, 01/22/47	600,000	541,027
5.60%, 03/24/51 (a)(b)	500,000	540,357
2.80%, 01/25/52 (a)(b)	600,000	402,073
Morgan Stanley Bank NA
5.48%, 07/16/25 (a)	350,000	353,249
4.75%, 04/21/26 (a)	450,000	449,868
5.88%, 10/30/26 (a)	250,000	257,505
National Australia Bank Ltd.
3.50%, 06/09/25	250,000	245,773
3.38%, 01/14/26	490,000	477,701
2.50%, 07/12/26	450,000	427,429
3.91%, 06/09/27	500,000	490,360
4.90%, 06/13/28	500,000	505,524
National Bank of Canada
5.25%, 01/17/25	300,000	299,995
5.60%, 12/18/28	300,000	308,007
NatWest Group PLC
4.80%, 04/05/26	600,000	595,043
7.47%, 11/10/26 (a)(b)	200,000	207,092
5.85%, 03/02/27 (a)(b)	300,000	302,915
1.64%, 06/14/27 (a)(b)	600,000	548,323
3.07%, 05/22/28 (a)(b)	300,000	279,008
5.52%, 09/30/28 (a)(b)	300,000	302,124
4.89%, 05/18/29 (a)(b)	550,000	541,137
5.08%, 01/27/30 (a)(b)	825,000	814,851
4.45%, 05/08/30 (a)(b)	300,000	287,429
6.02%, 03/02/34 (a)(b)	200,000	210,597
3.03%, 11/28/35 (a)(b)	250,000	208,347
Northern Trust Corp.
3.95%, 10/30/25	250,000	246,111
4.00%, 05/10/27 (a)	150,000	148,079
3.65%, 08/03/28 (a)	250,000	242,750
3.15%, 05/03/29 (a)	150,000	141,622
1.95%, 05/01/30 (a)	325,000	280,358
3.38%, 05/08/32 (a)(b)	350,000	324,150
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	243,608
3.88%, 04/10/25 (a)	250,000	244,986
See financial notes
Schwab Fixed-Income ETFs | Annual Report51

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 06/01/25 (a)	350,000	341,111
3.10%, 10/25/27 (a)	300,000	281,857
3.25%, 01/22/28 (a)	400,000	377,175
4.05%, 07/26/28	550,000	531,038
2.70%, 10/22/29	300,000	264,159
PNC Financial Services Group, Inc.
5.81%, 06/12/26 (a)(b)	300,000	302,454
2.60%, 07/23/26 (a)	300,000	284,586
1.15%, 08/13/26 (a)	200,000	182,063
4.76%, 01/26/27 (a)(b)	400,000	397,060
3.15%, 05/19/27 (a)	200,000	189,811
6.62%, 10/20/27 (a)(b)	300,000	311,533
5.35%, 12/02/28 (a)(b)	250,000	253,227
3.45%, 04/23/29 (a)	600,000	568,675
5.58%, 06/12/29 (a)(b)	550,000	561,236
2.55%, 01/22/30 (a)	600,000	525,625
2.31%, 04/23/32 (a)(b)	300,000	251,246
6.04%, 10/28/33 (a)(b)	350,000	366,196
5.07%, 01/24/34 (a)(b)	400,000	391,670
6.88%, 10/20/34 (a)(b)	500,000	555,692
Regions Bank
6.45%, 06/26/37	250,000	255,171
Regions Financial Corp.
2.25%, 05/18/25 (a)	250,000	238,710
1.80%, 08/12/28 (a)	280,000	240,584
Royal Bank of Canada
1.60%, 01/21/25	225,000	217,085
3.38%, 04/14/25	400,000	392,341
4.95%, 04/25/25	450,000	450,456
1.15%, 06/10/25	600,000	569,065
4.88%, 01/12/26	400,000	401,203
0.88%, 01/20/26	350,000	324,676
4.65%, 01/27/26	450,000	446,633
1.20%, 04/27/26	490,000	452,691
1.15%, 07/14/26	300,000	274,575
5.20%, 07/20/26	300,000	303,373
1.40%, 11/02/26	400,000	366,088
3.63%, 05/04/27	400,000	386,667
4.24%, 08/03/27	550,000	544,309
6.00%, 11/01/27	500,000	524,502
2.30%, 11/03/31	300,000	253,418
3.88%, 05/04/32	350,000	330,375
5.00%, 02/01/33	500,000	509,083
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	250,000	243,151
4.50%, 07/17/25 (a)	500,000	494,788
5.81%, 09/09/26 (a)(b)	200,000	200,689
3.24%, 10/05/26 (a)(d)	300,000	284,833
4.40%, 07/13/27 (a)	300,000	291,719
2.49%, 01/06/28 (a)(b)	235,000	215,775
6.50%, 03/09/29 (a)(b)	250,000	258,921
6.57%, 06/12/29 (a)(b)	155,000	160,187
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (a)(b)	400,000	373,567
6.83%, 11/21/26 (a)(b)	400,000	407,960
1.67%, 06/14/27 (a)(b)	200,000	182,122
2.47%, 01/11/28 (a)(b)	500,000	456,044
3.82%, 11/03/28 (a)(b)	425,000	399,640
2.90%, 03/15/32 (a)(b)	200,000	172,370
State Street Corp.
3.55%, 08/18/25	571,000	560,682
2.90%, 03/30/26 (a)(b)	100,000	97,191
5.10%, 05/18/26 (a)(b)	300,000	300,518
2.65%, 05/19/26	250,000	238,969
5.27%, 08/03/26 (a)	150,000	152,136
1.68%, 11/18/27 (a)(b)	300,000	275,324
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 02/07/28 (a)(b)	75,000	69,654
5.82%, 11/04/28 (a)(b)	185,000	192,049
5.68%, 11/21/29 (a)(b)	300,000	310,592
4.14%, 12/03/29 (a)(b)	345,000	335,380
2.40%, 01/24/30	250,000	223,464
2.20%, 03/03/31	200,000	166,898
3.15%, 03/30/31 (a)(b)	200,000	180,557
2.62%, 02/07/33 (a)(b)	300,000	253,068
4.42%, 05/13/33 (a)(b)	200,000	194,799
4.16%, 08/04/33 (a)(b)	250,000	235,852
4.82%, 01/26/34 (a)(b)	200,000	197,263
3.03%, 11/01/34 (a)(b)	200,000	179,628
6.12%, 11/21/34 (a)(b)	250,000	265,738
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	244,484
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	250,000	242,703
1.47%, 07/08/25	750,000	710,049
5.46%, 01/13/26	400,000	403,475
3.78%, 03/09/26	550,000	536,537
5.88%, 07/13/26	250,000	255,786
2.63%, 07/14/26	700,000	663,767
1.40%, 09/17/26	600,000	546,487
3.01%, 10/19/26	400,000	381,076
3.45%, 01/11/27	300,000	288,465
2.17%, 01/14/27	300,000	277,572
3.36%, 07/12/27	600,000	571,170
5.52%, 01/13/28	500,000	511,990
3.54%, 01/17/28	400,000	380,948
5.80%, 07/13/28	300,000	310,836
3.94%, 07/19/28	150,000	144,846
1.90%, 09/17/28	700,000	613,219
4.31%, 10/16/28	450,000	439,042
3.04%, 07/16/29	750,000	685,228
3.20%, 09/17/29	50,000	45,505
2.72%, 09/27/29	200,000	177,808
5.71%, 01/13/30	400,000	415,769
2.75%, 01/15/30	450,000	398,263
2.13%, 07/08/30	450,000	379,531
2.14%, 09/23/30	375,000	311,983
2.22%, 09/17/31	350,000	289,117
5.77%, 01/13/33	500,000	528,901
5.81%, 09/14/33	520,000	554,306
2.93%, 09/17/41	250,000	188,140
3.05%, 01/14/42	50,000	38,844
6.18%, 07/13/43	300,000	334,553
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	246,508
Synchrony Financial
4.88%, 06/13/25 (a)	185,000	181,897
4.50%, 07/23/25 (a)	300,000	293,462
3.70%, 08/04/26 (a)	350,000	329,733
3.95%, 12/01/27 (a)	400,000	375,530
5.15%, 03/19/29 (a)	200,000	194,734
2.88%, 10/28/31 (a)	195,000	156,425
Synovus Financial Corp.
5.20%, 08/11/25 (a)	50,000	49,176
Toronto-Dominion Bank
1.45%, 01/10/25	200,000	192,841
3.77%, 06/06/25	525,000	516,622
1.15%, 06/12/25	300,000	284,167
0.75%, 09/11/25	275,000	256,729
0.75%, 01/06/26	375,000	346,455
5.10%, 01/09/26	200,000	201,448
1.20%, 06/03/26	300,000	275,591
5.53%, 07/17/26	500,000	509,787
See financial notes
52Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 09/10/26	400,000	365,580
1.95%, 01/12/27	250,000	231,425
2.80%, 03/10/27	350,000	330,790
4.11%, 06/08/27	500,000	491,382
4.69%, 09/15/27	500,000	500,242
5.16%, 01/10/28	400,000	407,321
5.52%, 07/17/28	300,000	309,141
2.00%, 09/10/31	350,000	291,239
3.63%, 09/15/31 (a)(b)	475,000	456,654
3.20%, 03/10/32	450,000	399,117
4.46%, 06/08/32	600,000	583,435
Truist Bank
1.50%, 03/10/25 (a)	625,000	597,232
3.63%, 09/16/25 (a)	350,000	339,085
4.05%, 11/03/25 (a)	150,000	147,768
3.30%, 05/15/26 (a)	250,000	238,629
3.80%, 10/30/26 (a)	260,000	249,127
2.25%, 03/11/30 (a)	500,000	415,912
Truist Financial Corp.
4.00%, 05/01/25 (a)	300,000	295,014
3.70%, 06/05/25 (a)	230,000	225,061
1.20%, 08/05/25 (a)	400,000	376,120
4.26%, 07/28/26 (a)(b)	400,000	392,295
1.27%, 03/02/27 (a)(b)	300,000	275,146
6.05%, 06/08/27 (a)(b)	500,000	509,243
1.13%, 08/03/27 (a)	300,000	263,452
4.12%, 06/06/28 (a)(b)	300,000	289,460
4.87%, 01/26/29 (a)(b)	400,000	395,570
3.88%, 03/19/29 (a)	200,000	187,495
1.89%, 06/07/29 (a)(b)	375,000	324,504
7.16%, 10/30/29 (a)(b)	250,000	269,924
1.95%, 06/05/30 (a)	300,000	251,040
4.92%, 07/28/33 (a)(b)	300,000	280,716
5.12%, 01/26/34 (a)(b)	400,000	387,754
5.87%, 06/08/34 (a)(b)	500,000	511,172
U.S. Bancorp
1.45%, 05/12/25 (a)	500,000	476,658
3.95%, 11/17/25 (a)	345,000	339,900
3.10%, 04/27/26 (a)	100,000	95,944
2.38%, 07/22/26 (a)	400,000	375,766
5.73%, 10/21/26 (a)(b)	400,000	402,780
3.15%, 04/27/27 (a)	400,000	380,932
2.22%, 01/27/28 (a)(b)	460,000	423,089
3.90%, 04/26/28 (a)	350,000	338,740
4.55%, 07/22/28 (a)(b)	600,000	591,587
5.78%, 06/12/29 (a)(b)	500,000	513,870
3.00%, 07/30/29 (a)	25,000	22,658
1.38%, 07/22/30 (a)	550,000	443,846
2.68%, 01/27/33 (a)(b)	250,000	209,081
4.97%, 07/22/33 (a)(b)	475,000	451,059
5.85%, 10/21/33 (a)(b)	530,000	547,470
4.84%, 02/01/34 (a)(b)	500,000	480,019
5.84%, 06/12/34 (a)(b)	500,000	516,515
2.49%, 11/03/36 (a)(b)	500,000	392,062
U.S. Bank NA
2.05%, 01/21/25 (a)	300,000	290,585
2.80%, 01/27/25 (a)	250,000	243,514
UBS AG
5.80%, 09/11/25	300,000	303,597
1.25%, 06/01/26	250,000	229,843
5.65%, 09/11/28	400,000	415,205
4.50%, 06/26/48	250,000	246,920
UBS Group AG
3.75%, 03/26/25	500,000	490,010
4.55%, 04/17/26	625,000	617,107
4.88%, 05/15/45	500,000	477,020
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wachovia Corp.
7.57%, 08/01/26 (e)	100,000	105,914
5.50%, 08/01/35	200,000	202,814
Webster Financial Corp.
4.10%, 03/25/29 (a)	150,000	139,317
Wells Fargo & Co.
3.00%, 02/19/25	700,000	684,652
3.55%, 09/29/25	750,000	733,565
2.16%, 02/11/26 (a)(b)	900,000	866,966
3.00%, 04/22/26	900,000	862,596
3.91%, 04/25/26 (a)(b)	800,000	784,729
2.19%, 04/30/26 (a)(b)	850,000	815,026
4.10%, 06/03/26	600,000	586,941
4.54%, 08/15/26 (a)(b)	550,000	544,671
3.00%, 10/23/26	1,000,000	950,193
3.20%, 06/17/27 (a)(b)	750,000	717,745
4.30%, 07/22/27	700,000	685,869
3.53%, 03/24/28 (a)(b)	1,075,000	1,026,197
3.58%, 05/22/28 (a)(b)	900,000	858,139
2.39%, 06/02/28 (a)(b)	900,000	824,907
4.81%, 07/25/28 (a)(b)	975,000	968,704
4.15%, 01/24/29 (a)	750,000	730,163
5.57%, 07/25/29 (a)(b)	1,000,000	1,021,951
6.30%, 10/23/29 (a)(b)	750,000	791,667
7.95%, 11/15/29	100,000	112,293
2.88%, 10/30/30 (a)(b)	1,025,000	911,341
2.57%, 02/11/31 (a)(b)	1,000,000	865,617
4.48%, 04/04/31 (a)(b)	700,000	677,557
3.35%, 03/02/33 (a)(b)	1,000,000	874,930
4.90%, 07/25/33 (a)(b)	1,200,000	1,170,329
5.39%, 04/24/34 (a)(b)	1,000,000	1,004,734
5.56%, 07/25/34 (a)(b)	1,150,000	1,172,295
6.49%, 10/23/34 (a)(b)	1,050,000	1,144,211
5.38%, 02/07/35	125,000	130,211
3.07%, 04/30/41 (a)(b)	1,100,000	833,458
5.38%, 11/02/43	600,000	584,793
5.61%, 01/15/44	600,000	599,576
4.65%, 11/04/44	550,000	484,586
3.90%, 05/01/45	650,000	537,397
4.90%, 11/17/45	585,000	533,760
4.40%, 06/14/46	550,000	462,805
4.75%, 12/07/46	600,000	531,189
5.01%, 04/04/51 (a)(b)	1,650,000	1,574,168
4.61%, 04/25/53 (a)(b)	925,000	836,369
5.95%, 12/01/86	150,000	153,298
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	500,000	505,305
5.45%, 08/07/26 (a)	550,000	559,293
5.25%, 12/11/26 (a)	670,000	678,647
5.95%, 08/26/36	250,000	258,627
5.85%, 02/01/37	350,000	367,843
6.60%, 01/15/38	210,000	234,350
Westpac Banking Corp.
2.35%, 02/19/25	400,000	389,195
5.51%, 11/17/25	250,000	254,190
2.85%, 05/13/26	500,000	480,616
1.15%, 06/03/26	400,000	368,650
2.70%, 08/19/26	300,000	286,637
3.35%, 03/08/27	575,000	554,624
5.46%, 11/18/27	350,000	361,556
3.40%, 01/25/28	300,000	287,222
5.54%, 11/17/28	300,000	311,795
1.95%, 11/20/28	150,000	132,881
2.65%, 01/16/30	250,000	224,192
2.89%, 02/04/30 (a)(b)	400,000	385,570
2.15%, 06/03/31	375,000	317,258
4.32%, 11/23/31 (a)(b)	550,000	529,341
See financial notes
Schwab Fixed-Income ETFs | Annual Report53

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.41%, 08/10/33 (a)(b)	250,000	248,555
6.82%, 11/17/33	200,000	217,583
4.11%, 07/24/34 (a)(b)	500,000	459,111
2.67%, 11/15/35 (a)(b)	325,000	264,743
3.02%, 11/18/36 (a)(b)	250,000	203,342
4.42%, 07/24/39	325,000	284,354
2.96%, 11/16/40	450,000	311,606
3.13%, 11/18/41	300,000	209,950
Wintrust Financial Corp.
4.85%, 06/06/29	100,000	91,609
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	205,571
		431,315,074
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	100,000	97,080
3.30%, 06/15/30 (a)	125,000	111,377
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	150,000	146,363
2.88%, 09/15/26 (a)	150,000	143,672
5.70%, 12/15/28 (a)	175,000	183,481
5.15%, 05/15/33 (a)	300,000	309,594
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	150,000	161,802
BGC Group, Inc.
8.00%, 05/25/28 (a)	125,000	131,491
BlackRock, Inc.
3.20%, 03/15/27	250,000	242,327
3.25%, 04/30/29 (a)	400,000	384,963
2.40%, 04/30/30 (a)	400,000	357,610
1.90%, 01/28/31 (a)	550,000	464,416
2.10%, 02/25/32 (a)	100,000	83,686
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	150,000	156,894
Brookfield Corp.
4.00%, 01/15/25 (a)	150,000	147,764
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	200,000	160,287
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	205,000	142,945
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	385,000	370,855
4.85%, 03/29/29 (a)	350,000	348,422
4.35%, 04/15/30 (a)	250,000	241,164
2.72%, 04/15/31 (a)	50,000	42,700
6.35%, 01/05/34 (a)	300,000	319,318
4.70%, 09/20/47 (a)	310,000	271,084
3.50%, 03/30/51 (a)	200,000	146,578
3.63%, 02/15/52 (a)	75,000	54,151
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	194,312
1.63%, 12/15/30 (a)	150,000	123,596
3.00%, 03/16/32 (a)	100,000	88,861
Charles Schwab Corp.
3.00%, 03/10/25 (a)(f)	75,000	73,087
4.20%, 03/24/25 (a)(f)	160,000	158,246
3.63%, 04/01/25 (a)(f)	100,000	98,256
3.85%, 05/21/25 (a)(f)	200,000	196,460
3.45%, 02/13/26 (a)(f)	75,000	72,745
0.90%, 03/11/26 (a)(f)	325,000	298,113
1.15%, 05/13/26 (a)(f)	260,000	238,505
5.88%, 08/24/26 (a)(f)	250,000	256,543
3.20%, 03/02/27 (a)(f)	175,000	167,095
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 03/03/27 (a)(f)	400,000	372,683
3.30%, 04/01/27 (a)(f)	175,000	167,094
3.20%, 01/25/28 (a)(f)	175,000	165,327
2.00%, 03/20/28 (a)(f)	335,000	298,637
4.00%, 02/01/29 (a)(f)	150,000	145,831
5.64%, 05/19/29 (a)(b)(f)	300,000	308,395
3.25%, 05/22/29 (a)(f)	155,000	145,464
2.75%, 10/01/29 (a)(f)	125,000	112,709
6.20%, 11/17/29 (a)(b)(f)	300,000	315,410
4.63%, 03/22/30 (a)(f)	130,000	130,740
1.65%, 03/11/31 (a)(f)	200,000	161,500
2.30%, 05/13/31 (a)(f)	200,000	167,286
1.95%, 12/01/31 (a)(f)	230,000	185,212
2.90%, 03/03/32 (a)(f)	250,000	215,881
5.85%, 05/19/34 (a)(b)(f)	350,000	361,466
6.14%, 08/24/34 (a)(b)(f)	350,000	369,850
CI Financial Corp.
3.20%, 12/17/30 (a)	315,000	249,360
4.10%, 06/15/51 (a)	375,000	221,775
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	195,844
3.75%, 06/15/28 (a)	200,000	195,812
2.65%, 03/15/32 (a)	225,000	200,101
5.30%, 09/15/43 (a)	200,000	213,014
4.15%, 06/15/48 (a)	250,000	227,506
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	118,181
Franklin Resources, Inc.
2.85%, 03/30/25	125,000	121,706
1.60%, 10/30/30 (a)	250,000	204,661
2.95%, 08/12/51 (a)	100,000	63,891
Intercontinental Exchange, Inc.
3.65%, 05/23/25	200,000	196,289
3.75%, 12/01/25 (a)	350,000	344,069
3.10%, 09/15/27 (a)	200,000	190,772
4.00%, 09/15/27 (a)	450,000	442,189
3.75%, 09/21/28 (a)	200,000	194,670
4.35%, 06/15/29 (a)	275,000	274,131
2.10%, 06/15/30 (a)	375,000	324,459
1.85%, 09/15/32 (a)	500,000	401,525
4.60%, 03/15/33 (a)	575,000	574,526
2.65%, 09/15/40 (a)	350,000	261,620
4.25%, 09/21/48 (a)	290,000	260,650
3.00%, 06/15/50 (a)	375,000	269,038
4.95%, 06/15/52 (a)	400,000	400,483
3.00%, 09/15/60 (a)	450,000	305,362
5.20%, 06/15/62 (a)	300,000	307,379
Invesco Finance PLC
3.75%, 01/15/26	230,000	224,170
5.38%, 11/30/43	100,000	99,682
Janus Henderson U.S. Holdings, Inc.
4.88%, 08/01/25 (a)	100,000	99,016
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	199,388
6.45%, 06/08/27	100,000	104,079
5.88%, 07/21/28 (a)	300,000	308,020
4.15%, 01/23/30	300,000	282,249
2.63%, 10/15/31 (a)	325,000	270,045
2.75%, 10/15/32 (a)	150,000	123,466
6.25%, 01/15/36	150,000	158,138
6.50%, 01/20/43	75,000	79,562
Lazard Group LLC
3.75%, 02/13/25	50,000	48,987
3.63%, 03/01/27 (a)	100,000	94,500
4.50%, 09/19/28 (a)	200,000	194,985
4.38%, 03/11/29 (a)	150,000	146,021
See financial notes
54Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Legg Mason, Inc.
4.75%, 03/15/26	150,000	149,593
5.63%, 01/15/44	176,000	180,858
LPL Holdings, Inc.
6.75%, 11/17/28 (a)	200,000	213,132
Nasdaq, Inc.
5.65%, 06/28/25	125,000	126,275
3.85%, 06/30/26 (a)	150,000	146,363
5.35%, 06/28/28 (a)	250,000	257,561
1.65%, 01/15/31 (a)	200,000	162,445
5.55%, 02/15/34 (a)	350,000	364,416
2.50%, 12/21/40 (a)	250,000	173,810
3.25%, 04/28/50 (a)	200,000	141,701
3.95%, 03/07/52 (a)	300,000	238,264
5.95%, 08/15/53 (a)	200,000	215,758
6.10%, 06/28/63 (a)	200,000	217,491
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	485,099
5.10%, 07/03/25	200,000	198,799
1.85%, 07/16/25	500,000	473,272
1.65%, 07/14/26	600,000	548,937
2.33%, 01/22/27	500,000	458,907
2.17%, 07/14/28	600,000	527,239
3.10%, 01/16/30	650,000	575,188
2.68%, 07/16/30	400,000	340,979
2.61%, 07/14/31	800,000	664,601
3.00%, 01/22/32	200,000	168,887
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	201,746
4.95%, 07/15/46	200,000	187,030
3.75%, 04/01/51 (a)	235,000	177,853
Stifel Financial Corp.
4.00%, 05/15/30 (a)	175,000	159,386
		27,756,239
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (a)	300,000	293,678
6.50%, 07/15/25 (a)	425,000	431,571
4.45%, 10/01/25 (a)	150,000	147,292
1.75%, 01/30/26 (a)	400,000	371,966
4.45%, 04/03/26 (a)	150,000	147,436
2.45%, 10/29/26 (a)	1,000,000	926,571
6.10%, 01/15/27 (a)	200,000	204,372
6.45%, 04/15/27 (a)(d)	150,000	155,382
3.65%, 07/21/27 (a)	350,000	332,966
4.63%, 10/15/27 (a)	200,000	196,532
3.88%, 01/23/28 (a)	300,000	286,185
5.75%, 06/06/28 (a)	150,000	153,707
3.00%, 10/29/28 (a)	1,000,000	913,131
3.30%, 01/30/32 (a)	1,635,000	1,424,782
3.40%, 10/29/33 (a)	450,000	386,806
3.85%, 10/29/41 (a)	460,000	371,943
Air Lease Corp.
2.30%, 02/01/25 (a)	250,000	241,288
3.25%, 03/01/25 (a)	200,000	194,813
3.38%, 07/01/25 (a)	275,000	266,444
2.88%, 01/15/26 (a)	325,000	309,952
3.75%, 06/01/26 (a)	250,000	241,695
1.88%, 08/15/26 (a)	200,000	184,337
2.20%, 01/15/27 (a)	250,000	229,223
3.63%, 04/01/27 (a)	150,000	143,451
3.63%, 12/01/27 (a)	199,000	188,584
2.10%, 09/01/28 (a)	200,000	175,584
4.63%, 10/01/28 (a)	200,000	195,723
3.25%, 10/01/29 (a)	250,000	226,327
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 02/01/30 (a)	300,000	266,309
3.13%, 12/01/30 (a)	250,000	219,151
2.88%, 01/15/32 (a)	250,000	212,074
Aircastle Ltd.
4.25%, 06/15/26 (a)	250,000	241,976
ARES Capital Corp.
4.25%, 03/01/25 (a)	150,000	146,567
3.25%, 07/15/25 (a)	250,000	239,599
3.88%, 01/15/26 (a)	350,000	336,525
2.15%, 07/15/26 (a)	385,000	351,226
2.88%, 06/15/27 (a)	160,000	146,452
2.88%, 06/15/28 (a)	350,000	310,445
3.20%, 11/15/31 (a)	350,000	293,158
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	200,000	186,316
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	150,000	140,876
Blackstone Private Credit Fund
2.70%, 01/15/25 (a)	200,000	193,303
4.70%, 03/24/25	200,000	196,744
7.05%, 09/29/25	225,000	229,223
2.63%, 12/15/26 (a)	310,000	280,979
3.25%, 03/15/27 (a)	400,000	367,283
4.00%, 01/15/29 (a)	250,000	228,513
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	300,000	286,741
2.75%, 09/16/26 (a)	200,000	183,598
2.13%, 02/15/27 (a)	250,000	222,170
2.85%, 09/30/28 (a)	200,000	173,597
Blue Owl Capital Corp.
4.00%, 03/30/25 (a)	150,000	145,929
3.75%, 07/22/25 (a)	150,000	144,016
4.25%, 01/15/26 (a)	200,000	193,585
3.40%, 07/15/26 (a)	275,000	256,061
2.63%, 01/15/27 (a)	150,000	135,442
2.88%, 06/11/28 (a)	250,000	219,986
Blue Owl Capital Corp. II
8.45%, 11/15/26 (a)(d)	200,000	206,560
Blue Owl Capital Corp. III
3.13%, 04/13/27 (a)	100,000	88,871
Blue Owl Credit Income Corp.
5.50%, 03/21/25	200,000	197,325
3.13%, 09/23/26 (a)	150,000	137,159
4.70%, 02/08/27 (a)	200,000	189,549
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	87,415
FS KKR Capital Corp.
4.13%, 02/01/25 (a)	150,000	146,273
3.40%, 01/15/26 (a)	250,000	236,938
2.63%, 01/15/27 (a)	100,000	89,815
3.25%, 07/15/27 (a)	125,000	114,045
3.13%, 10/12/28 (a)	250,000	218,513
GATX Corp.
3.85%, 03/30/27 (a)	235,000	225,978
3.50%, 03/15/28 (a)	150,000	141,232
4.55%, 11/07/28 (a)	250,000	245,500
4.70%, 04/01/29 (a)	255,000	253,158
4.00%, 06/30/30 (a)	50,000	47,017
1.90%, 06/01/31 (a)	100,000	79,888
3.50%, 06/01/32 (a)	100,000	87,619
6.90%, 05/01/34 (a)	150,000	165,490
5.20%, 03/15/44 (a)	200,000	188,264
3.10%, 06/01/51 (a)	150,000	99,499
See financial notes
Schwab Fixed-Income ETFs | Annual Report55

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	150,000	147,058
2.88%, 01/15/26 (a)	100,000	95,087
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	181,814
2.05%, 02/15/27 (a)	100,000	88,254
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	225,000	204,895
Main Street Capital Corp.
3.00%, 07/14/26 (a)	150,000	137,225
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	144,773
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	96,812
2.70%, 01/15/27 (a)	100,000	89,652
Prospect Capital Corp.
3.71%, 01/22/26 (a)	125,000	117,659
3.36%, 11/15/26 (a)	200,000	180,177
3.44%, 10/15/28 (a)	25,000	21,079
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	300,000	274,370
		20,914,548
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	44,270
ORIX Corp.
3.70%, 07/18/27	143,000	137,845
5.00%, 09/13/27	150,000	151,450
2.25%, 03/09/31 (c)	190,000	162,491
5.20%, 09/13/32	200,000	206,655
		702,711
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	135,000	159,500
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	350,000	333,638
Aetna, Inc.
6.63%, 06/15/36	215,000	241,121
6.75%, 12/15/37	150,000	168,758
4.50%, 05/15/42 (a)	200,000	177,129
4.13%, 11/15/42 (a)	150,000	124,987
4.75%, 03/15/44 (a)	125,000	112,713
3.88%, 08/15/47 (a)	240,000	188,191
Aflac, Inc.
1.13%, 03/15/26 (a)	150,000	138,516
3.60%, 04/01/30 (a)	250,000	236,362
4.00%, 10/15/46 (a)	150,000	123,204
4.75%, 01/15/49 (a)	150,000	141,383
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	189,382
3.25%, 08/15/51 (a)	200,000	151,865
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	195,063
Allstate Corp.
0.75%, 12/15/25 (a)	300,000	277,029
3.28%, 12/15/26 (a)	150,000	144,984
1.45%, 12/15/30 (a)	215,000	174,223
5.35%, 06/01/33	104,000	107,044
5.55%, 05/09/35	200,000	208,018
5.95%, 04/01/36	200,000	214,228
4.50%, 06/15/43	100,000	90,068
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 12/15/46 (a)	276,000	234,896
3.85%, 08/10/49 (a)	150,000	121,357
6.50%, 05/15/67 (a)(b)	130,000	129,672
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)(c)	125,000	120,140
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	100,536
4.50%, 06/15/47 (a)	200,000	169,190
American International Group, Inc.
3.40%, 06/30/30 (a)	100,000	92,100
5.13%, 03/27/33 (a)	250,000	253,908
3.88%, 01/15/35 (a)	75,000	68,036
6.25%, 05/01/36	150,000	159,927
4.50%, 07/16/44 (a)	200,000	181,185
4.80%, 07/10/45 (a)	275,000	259,902
4.75%, 04/01/48 (a)	275,000	260,629
5.75%, 04/01/48 (a)(b)	335,000	331,429
4.38%, 06/30/50 (a)	300,000	268,761
Aon Corp.
8.21%, 01/01/27	150,000	160,237
4.50%, 12/15/28 (a)	100,000	98,836
3.75%, 05/02/29 (a)	100,000	95,736
2.80%, 05/15/30 (a)	325,000	288,481
6.25%, 09/30/40	150,000	162,552
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	200,000	163,607
5.00%, 09/12/32 (a)	150,000	150,363
2.90%, 08/23/51 (a)	200,000	131,765
3.90%, 02/28/52 (a)	250,000	198,811
Aon Global Ltd.
3.88%, 12/15/25 (a)	500,000	489,972
4.60%, 06/14/44 (a)	200,000	179,978
4.75%, 05/15/45 (a)	200,000	184,983
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	194,351
5.03%, 12/15/46 (a)	150,000	140,665
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	300,000	229,876
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	175,000	166,823
Arthur J Gallagher & Co.
5.50%, 03/02/33 (a)	100,000	101,996
6.50%, 02/15/34 (a)	125,000	137,027
3.50%, 05/20/51 (a)	300,000	222,968
3.05%, 03/09/52 (a)	150,000	101,035
5.75%, 03/02/53 (a)	250,000	256,375
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	99,116
3.70%, 02/22/30 (a)	100,000	90,299
2.65%, 01/15/32 (a)	150,000	121,896
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	177,307
3.60%, 09/15/51 (a)	125,000	90,102
Athene Holding Ltd.
4.13%, 01/12/28 (a)	350,000	335,215
6.15%, 04/03/30 (a)	100,000	103,470
3.50%, 01/15/31 (a)	175,000	154,512
6.65%, 02/01/33 (a)	125,000	133,010
5.88%, 01/15/34 (a)	100,000	101,076
AXA SA
8.60%, 12/15/30	200,000	240,890
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	120,000	113,982
4.90%, 01/15/40 (a)(b)	125,000	104,342
See financial notes
56Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	150,000	144,044
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	236,681
1.85%, 03/12/30 (a)	150,000	130,759
1.45%, 10/15/30 (a)	300,000	253,188
2.88%, 03/15/32 (a)	200,000	180,548
5.75%, 01/15/40	250,000	283,910
4.40%, 05/15/42	500,000	483,444
4.30%, 05/15/43	100,000	93,997
4.20%, 08/15/48 (a)	650,000	599,775
4.25%, 01/15/49 (a)	600,000	560,427
2.85%, 10/15/50 (a)	375,000	263,724
2.50%, 01/15/51 (a)	300,000	196,281
3.85%, 03/15/52 (a)	800,000	671,346
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	650,000	632,257
4.50%, 02/11/43	50,000	48,722
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	236,732
5.63%, 05/15/30 (a)	200,000	203,090
4.70%, 06/22/47 (a)	335,000	266,651
3.85%, 12/22/51 (a)	125,000	82,689
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	50,000	48,832
2.38%, 03/15/31 (a)	200,000	164,336
4.20%, 03/17/32 (a)	185,000	169,569
4.95%, 03/17/52 (a)	200,000	178,126
Centene Corp.
4.25%, 12/15/27 (a)	715,000	691,047
2.45%, 07/15/28 (a)	700,000	625,359
4.63%, 12/15/29 (a)	1,000,000	962,200
3.38%, 02/15/30 (a)	500,000	449,043
3.00%, 10/15/30 (a)	600,000	522,630
2.50%, 03/01/31 (a)	600,000	500,702
2.63%, 08/01/31 (a)	400,000	334,092
Chubb Corp.
6.00%, 05/11/37	200,000	221,577
6.50%, 05/15/38	260,000	301,793
Chubb INA Holdings, Inc.
3.15%, 03/15/25	200,000	195,737
3.35%, 05/03/26 (a)	425,000	413,681
1.38%, 09/15/30 (a)	350,000	288,622
4.35%, 11/03/45 (a)	400,000	376,417
2.85%, 12/15/51 (a)	150,000	109,115
3.05%, 12/15/61 (a)	320,000	229,925
Cincinnati Financial Corp.
6.92%, 05/15/28	200,000	214,849
6.13%, 11/01/34	50,000	52,540
CNA Financial Corp.
4.50%, 03/01/26 (a)	210,000	207,940
3.45%, 08/15/27 (a)	150,000	143,688
3.90%, 05/01/29 (a)	25,000	23,951
2.05%, 08/15/30 (a)	250,000	209,240
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	49,760
5.25%, 05/30/29 (a)	220,000	218,086
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	250,000	243,997
3.65%, 04/05/27 (a)	400,000	385,449
3.85%, 04/05/29 (a)	400,000	378,036
3.90%, 04/05/32 (a)	650,000	589,359
4.35%, 04/05/42 (a)	150,000	127,415
4.40%, 04/05/52 (a)	350,000	294,507
6.88%, 12/15/52 (a)(b)	130,000	129,817
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Elevance Health, Inc.
2.38%, 01/15/25 (a)	550,000	534,552
5.35%, 10/15/25 (a)	200,000	201,491
1.50%, 03/15/26 (a)	250,000	233,261
3.65%, 12/01/27 (a)	500,000	485,424
4.10%, 03/01/28 (a)	350,000	345,047
2.88%, 09/15/29 (a)	210,000	192,620
2.25%, 05/15/30 (a)	350,000	303,656
2.55%, 03/15/31 (a)	300,000	260,631
4.10%, 05/15/32 (a)	50,000	47,768
5.50%, 10/15/32 (a)	200,000	209,423
4.75%, 02/15/33 (a)	250,000	250,401
5.95%, 12/15/34	100,000	107,644
5.85%, 01/15/36	100,000	107,028
6.38%, 06/15/37	50,000	55,584
4.63%, 05/15/42	225,000	210,163
4.65%, 01/15/43	300,000	278,224
5.10%, 01/15/44	200,000	196,063
4.65%, 08/15/44 (a)	250,000	232,279
4.38%, 12/01/47 (a)	425,000	380,562
4.55%, 03/01/48 (a)	250,000	228,382
3.70%, 09/15/49 (a)	250,000	198,912
3.13%, 05/15/50 (a)	300,000	217,493
3.60%, 03/15/51 (a)	250,000	196,640
4.55%, 05/15/52 (a)	235,000	215,037
6.10%, 10/15/52 (a)	200,000	227,608
5.13%, 02/15/53 (a)	250,000	250,741
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	63,907
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	146,652
3.10%, 09/01/31 (a)	175,000	143,040
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	650,000	629,157
5.00%, 04/20/48 (a)	550,000	513,145
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	106,066
3.50%, 10/15/50 (a)	325,000	240,865
3.13%, 10/15/52 (a)	315,000	216,371
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	150,000	154,794
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	246,792
4.63%, 04/29/30 (a)	300,000	289,011
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	146,331
3.40%, 06/15/30 (a)	200,000	179,671
2.45%, 03/15/31 (a)	200,000	165,916
3.20%, 09/17/51 (a)	100,000	63,848
First American Financial Corp.
4.00%, 05/15/30 (a)	150,000	136,031
2.40%, 08/15/31 (a)	200,000	158,342
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	168,995
2.15%, 08/15/30 (a)	200,000	168,474
4.80%, 06/15/32 (a)	100,000	97,442
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	147,572
2.50%, 09/01/30 (a)	100,000	82,458
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	132,041
5.95%, 10/15/36	200,000	212,902
6.10%, 10/01/41	150,000	160,821
4.40%, 03/15/48 (a)	75,000	65,798
3.60%, 08/19/49 (a)	300,000	232,432
See financial notes
Schwab Fixed-Income ETFs | Annual Report57

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Humana, Inc.
4.50%, 04/01/25 (a)	250,000	248,197
5.70%, 03/13/26 (a)	50,000	50,046
1.35%, 02/03/27 (a)	250,000	225,736
3.95%, 03/15/27 (a)	150,000	146,829
5.75%, 03/01/28 (a)	250,000	260,145
3.70%, 03/23/29 (a)	275,000	264,887
3.13%, 08/15/29 (a)	100,000	92,879
4.88%, 04/01/30 (a)	250,000	253,343
2.15%, 02/03/32 (a)	250,000	206,049
5.95%, 03/15/34 (a)	250,000	267,907
4.63%, 12/01/42 (a)	125,000	114,670
4.95%, 10/01/44 (a)	250,000	237,532
4.80%, 03/15/47 (a)	150,000	139,981
3.95%, 08/15/49 (a)	150,000	123,889
5.50%, 03/15/53 (a)	225,000	233,531
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	120,000	120,024
3.13%, 11/23/31 (a)	150,000	126,314
5.67%, 06/08/32 (a)	100,000	101,910
4.00%, 11/23/51 (a)	150,000	107,309
Kemper Corp.
4.35%, 02/15/25 (a)	115,000	112,753
2.40%, 09/30/30 (a)	300,000	235,138
Lincoln National Corp.
3.35%, 03/09/25	100,000	97,607
3.63%, 12/12/26 (a)	104,000	101,131
3.80%, 03/01/28 (a)	150,000	144,176
3.05%, 01/15/30 (a)	150,000	132,650
3.40%, 01/15/31 (a)(c)	150,000	134,664
6.30%, 10/09/37	150,000	159,420
7.00%, 06/15/40	150,000	169,339
4.35%, 03/01/48 (a)	200,000	159,869
4.38%, 06/15/50 (a)	50,000	39,943
Loews Corp.
3.75%, 04/01/26 (a)	150,000	146,399
3.20%, 05/15/30 (a)	150,000	137,668
6.00%, 02/01/35	100,000	109,205
4.13%, 05/15/43 (a)	150,000	133,765
Manulife Financial Corp.
4.15%, 03/04/26	350,000	345,915
2.48%, 05/19/27 (a)(c)	125,000	116,089
4.06%, 02/24/32 (a)(b)	300,000	284,040
3.70%, 03/16/32 (a)	150,000	140,869
5.38%, 03/04/46	150,000	152,767
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	95,300
3.35%, 09/17/29 (a)	100,000	91,739
5.00%, 04/05/46	100,000	90,956
4.30%, 11/01/47 (a)	100,000	82,287
5.00%, 05/20/49 (a)	200,000	186,144
4.15%, 09/17/50 (a)	200,000	163,396
3.45%, 05/07/52 (a)	150,000	107,526
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25 (a)	250,000	245,731
3.75%, 03/14/26 (a)	250,000	245,437
4.38%, 03/15/29 (a)	550,000	547,844
2.25%, 11/15/30 (a)	375,000	324,253
5.75%, 11/01/32 (a)	150,000	161,823
4.75%, 03/15/39 (a)	250,000	243,603
4.35%, 01/30/47 (a)	200,000	179,778
4.20%, 03/01/48 (a)	100,000	87,623
4.90%, 03/15/49 (a)	475,000	460,092
2.90%, 12/15/51 (a)	100,000	67,512
5.70%, 09/15/53 (a)	275,000	299,123
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mercury General Corp.
4.40%, 03/15/27 (a)	150,000	143,776
MetLife, Inc.
3.00%, 03/01/25	110,000	107,635
4.55%, 03/23/30 (a)	400,000	402,810
6.50%, 12/15/32	500,000	568,629
5.70%, 06/15/35	400,000	430,694
5.88%, 02/06/41	300,000	328,260
4.13%, 08/13/42	475,000	422,263
4.88%, 11/13/43	100,000	97,734
4.72%, 12/15/44 (e)	350,000	330,606
4.05%, 03/01/45	150,000	130,634
4.60%, 05/13/46 (a)	300,000	286,052
5.00%, 07/15/52 (a)	300,000	298,729
5.25%, 01/15/54 (a)	75,000	77,248
6.40%, 12/15/66 (a)	400,000	412,866
10.75%, 08/01/69 (a)(b)	100,000	135,506
Munich Re America Corp.
7.45%, 12/15/26	25,000	26,968
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	115,000	112,394
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	144,673
3.85%, 06/11/51 (a)	190,000	140,107
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	151,749
4.50%, 10/01/50 (a)(b)	150,000	129,794
Primerica, Inc.
2.80%, 11/19/31 (a)	250,000	212,028
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	150,000	143,129
3.70%, 05/15/29 (a)	250,000	235,983
2.13%, 06/15/30 (a)	260,000	220,057
4.63%, 09/15/42	200,000	182,874
4.35%, 05/15/43	160,000	141,952
4.30%, 11/15/46 (a)	250,000	213,009
Progressive Corp.
4.00%, 03/01/29 (a)	360,000	355,503
3.20%, 03/26/30 (a)	275,000	254,756
3.00%, 03/15/32 (a)	150,000	133,994
6.25%, 12/01/32	210,000	234,393
4.35%, 04/25/44	150,000	134,633
3.70%, 01/26/45	150,000	120,874
4.13%, 04/15/47 (a)	350,000	309,203
4.20%, 03/15/48 (a)	125,000	111,753
3.95%, 03/26/50 (a)	150,000	127,536
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	200,000	186,669
3.88%, 03/27/28 (a)	92,000	89,825
2.10%, 03/10/30 (a)	150,000	131,498
5.75%, 07/15/33	100,000	109,360
5.70%, 12/14/36	90,000	97,470
6.63%, 12/01/37	100,000	115,445
3.00%, 03/10/40 (a)	230,000	179,214
4.60%, 05/15/44	200,000	186,793
5.38%, 05/15/45 (a)(b)	300,000	296,874
4.50%, 09/15/47 (a)(b)	300,000	280,532
3.91%, 12/07/47 (a)	350,000	287,206
4.42%, 03/27/48 (a)	225,000	199,077
5.70%, 09/15/48 (a)(b)	300,000	292,305
3.94%, 12/07/49 (a)	380,000	313,653
4.35%, 02/25/50 (a)	250,000	222,558
3.70%, 10/01/50 (a)(b)	250,000	217,020
3.70%, 03/13/51 (a)	450,000	357,557
5.13%, 03/01/52 (a)(b)	300,000	282,112
6.00%, 09/01/52 (a)(b)	300,000	299,362
See financial notes
58Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	270,200
3.63%, 03/24/32 (a)	150,000	135,433
Radian Group, Inc.
6.63%, 03/15/25 (a)	100,000	100,171
4.88%, 03/15/27 (a)	200,000	194,939
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	191,024
3.15%, 06/15/30 (a)	200,000	180,019
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	97,810
3.45%, 07/01/27 (a)	150,000	142,028
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	275,000	256,356
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	97,446
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	150,000	117,375
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	157,627
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	59,028
6.25%, 06/15/37	375,000	426,194
5.35%, 11/01/40	200,000	209,503
4.60%, 08/01/43	200,000	191,418
4.30%, 08/25/45 (a)	200,000	179,952
3.75%, 05/15/46 (a)	200,000	166,127
4.00%, 05/30/47 (a)	175,000	151,112
4.10%, 03/04/49 (a)	150,000	130,949
2.55%, 04/27/50 (a)	225,000	149,211
3.05%, 06/08/51 (a)	275,000	203,195
Travelers Property Casualty Corp.
6.38%, 03/15/33	200,000	229,030
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	108,826
UnitedHealth Group, Inc.
3.75%, 07/15/25	650,000	641,024
5.15%, 10/15/25	400,000	404,899
3.70%, 12/15/25	100,000	98,434
1.25%, 01/15/26	225,000	210,885
3.10%, 03/15/26	350,000	340,289
1.15%, 05/15/26 (a)	300,000	278,110
3.45%, 01/15/27	250,000	244,542
2.95%, 10/15/27	100,000	95,107
5.25%, 02/15/28 (a)	300,000	310,468
3.85%, 06/15/28	450,000	441,048
3.88%, 12/15/28	350,000	342,998
4.00%, 05/15/29 (a)	250,000	246,406
2.88%, 08/15/29	300,000	278,769
5.30%, 02/15/30 (a)	400,000	418,885
2.00%, 05/15/30	400,000	346,002
2.30%, 05/15/31 (a)	400,000	346,775
4.20%, 05/15/32 (a)	375,000	367,064
5.35%, 02/15/33 (a)	500,000	529,029
4.50%, 04/15/33 (a)	400,000	397,080
4.63%, 07/15/35	350,000	352,544
5.80%, 03/15/36	250,000	273,763
6.50%, 06/15/37	175,000	206,062
6.63%, 11/15/37	200,000	235,318
6.88%, 02/15/38	300,000	363,113
3.50%, 08/15/39 (a)	350,000	298,049
2.75%, 05/15/40 (a)	300,000	227,482
5.70%, 10/15/40 (a)	100,000	107,863
5.95%, 02/15/41 (a)	150,000	165,130
3.05%, 05/15/41 (a)	400,000	313,304
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 11/15/41 (a)	173,000	165,853
4.38%, 03/15/42 (a)	150,000	139,269
3.95%, 10/15/42 (a)	175,000	153,576
4.75%, 07/15/45	700,000	680,360
4.20%, 01/15/47 (a)	200,000	177,994
4.25%, 04/15/47 (a)	250,000	223,716
3.75%, 10/15/47 (a)	325,000	268,221
4.25%, 06/15/48 (a)	450,000	403,329
4.45%, 12/15/48 (a)	350,000	320,932
3.70%, 08/15/49 (a)	370,000	301,465
2.90%, 05/15/50 (a)	475,000	333,686
3.25%, 05/15/51 (a)	650,000	493,933
4.75%, 05/15/52 (a)	550,000	529,421
5.88%, 02/15/53 (a)	500,000	566,481
5.05%, 04/15/53 (a)	500,000	506,155
3.88%, 08/15/59 (a)	350,000	286,132
3.13%, 05/15/60 (a)	250,000	177,955
4.95%, 05/15/62 (a)	275,000	270,466
6.05%, 02/15/63 (a)	400,000	462,782
5.20%, 04/15/63 (a)	500,000	511,622
Unum Group
4.00%, 06/15/29 (a)	150,000	142,469
5.75%, 08/15/42	150,000	146,433
4.50%, 12/15/49 (a)	200,000	158,600
4.13%, 06/15/51 (a)	150,000	112,608
Voya Financial, Inc.
3.65%, 06/15/26	150,000	145,144
5.70%, 07/15/43	125,000	124,340
4.80%, 06/15/46	75,000	65,488
4.70%, 01/23/48 (a)(b)	100,000	82,726
W R Berkley Corp.
4.75%, 08/01/44	100,000	89,855
4.00%, 05/12/50 (a)	150,000	120,295
3.55%, 03/30/52 (a)	150,000	108,972
3.15%, 09/30/61 (a)	100,000	63,280
Willis North America, Inc.
4.65%, 06/15/27 (a)	200,000	198,376
4.50%, 09/15/28 (a)	250,000	243,835
2.95%, 09/15/29 (a)	200,000	179,545
5.35%, 05/15/33 (a)	200,000	202,300
5.05%, 09/15/48 (a)	150,000	139,898
3.88%, 09/15/49 (a)	150,000	116,182
XL Group Ltd.
5.25%, 12/15/43	250,000	242,402
		84,117,535
REITs 0.6%
Agree LP
2.00%, 06/15/28 (a)	150,000	130,465
2.90%, 10/01/30 (a)	250,000	215,890
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	25,000	24,442
4.30%, 01/15/26 (a)	150,000	147,707
3.80%, 04/15/26 (a)	115,000	112,025
3.95%, 01/15/28 (a)	150,000	143,925
4.50%, 07/30/29 (a)	100,000	97,447
2.75%, 12/15/29 (a)	270,000	238,433
4.70%, 07/01/30 (a)	150,000	147,259
4.90%, 12/15/30 (a)	250,000	250,763
3.38%, 08/15/31 (a)	230,000	207,726
2.00%, 05/18/32 (a)	210,000	168,516
1.88%, 02/01/33 (a)	350,000	273,217
2.95%, 03/15/34 (a)	300,000	250,689
4.85%, 04/15/49 (a)	100,000	89,131
4.00%, 02/01/50 (a)	200,000	158,480
3.00%, 05/18/51 (a)	200,000	133,000
See financial notes
Schwab Fixed-Income ETFs | Annual Report59

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 03/15/52 (a)	250,000	182,872
5.15%, 04/15/53 (a)	150,000	145,181
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	122,553
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	140,000	136,027
4.90%, 02/15/29 (a)	100,000	99,203
2.38%, 07/15/31 (a)	100,000	82,683
3.63%, 04/15/32 (a)	150,000	134,676
3.38%, 07/15/51 (a)	125,000	86,093
4.30%, 04/15/52 (a)	100,000	81,303
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	200,000	195,967
2.95%, 05/11/26 (a)	125,000	120,018
2.90%, 10/15/26 (a)	100,000	95,411
3.35%, 05/15/27 (a)	200,000	191,601
3.20%, 01/15/28 (a)	150,000	142,543
1.90%, 12/01/28 (a)	150,000	132,556
3.30%, 06/01/29 (a)	250,000	233,724
2.30%, 03/01/30 (a)	250,000	218,396
2.45%, 01/15/31 (a)	200,000	172,551
2.05%, 01/15/32 (a)	200,000	167,666
3.90%, 10/15/46 (a)	150,000	123,037
4.35%, 04/15/48 (a)	100,000	85,328
Boston Properties LP
3.20%, 01/15/25 (a)	375,000	364,716
3.65%, 02/01/26 (a)	200,000	192,722
2.75%, 10/01/26 (a)	225,000	208,960
6.75%, 12/01/27 (a)	100,000	104,932
4.50%, 12/01/28 (a)	300,000	285,928
3.40%, 06/21/29 (a)	350,000	314,897
2.90%, 03/15/30 (a)	200,000	171,453
3.25%, 01/30/31 (a)	383,000	329,274
2.55%, 04/01/32 (a)	250,000	199,454
2.45%, 10/01/33 (a)	475,000	362,225
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	244,913
4.13%, 06/15/26 (a)	50,000	48,500
3.90%, 03/15/27 (a)	150,000	143,144
4.13%, 05/15/29 (a)	250,000	238,393
4.05%, 07/01/30 (a)	225,000	211,617
2.50%, 08/16/31 (a)	225,000	189,200
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	150,000	116,897
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	146,099
3.15%, 07/01/29 (a)	116,000	107,368
2.80%, 05/15/30 (a)	250,000	224,663
3.35%, 11/01/49 (a)	100,000	75,123
Corporate Office Properties LP
2.25%, 03/15/26 (a)	150,000	140,294
2.00%, 01/15/29 (a)	200,000	167,078
2.75%, 04/15/31 (a)	200,000	163,488
CubeSmart LP
4.00%, 11/15/25 (a)	150,000	146,492
3.13%, 09/01/26 (a)	200,000	190,097
4.38%, 02/15/29 (a)	118,000	114,698
3.00%, 02/15/30 (a)	100,000	88,945
2.00%, 02/15/31 (a)	250,000	204,439
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	357,178
5.55%, 01/15/28 (a)	350,000	357,173
4.45%, 07/15/28 (a)	50,000	49,014
3.60%, 07/01/29 (a)	225,000	211,893
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EPR Properties
4.75%, 12/15/26 (a)	150,000	144,057
4.50%, 06/01/27 (a)	150,000	141,242
4.95%, 04/15/28 (a)	200,000	190,725
3.75%, 08/15/29 (a)	200,000	176,445
ERP Operating LP
3.38%, 06/01/25 (a)	150,000	146,870
2.85%, 11/01/26 (a)	150,000	142,615
3.25%, 08/01/27 (a)	150,000	142,856
3.50%, 03/01/28 (a)	200,000	191,518
4.15%, 12/01/28 (a)	70,000	68,789
3.00%, 07/01/29 (a)	200,000	184,963
2.50%, 02/15/30 (a)	200,000	177,305
4.50%, 07/01/44 (a)	200,000	178,063
4.50%, 06/01/45 (a)	125,000	108,479
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	118,151
Essex Portfolio LP
3.50%, 04/01/25 (a)	150,000	146,952
3.38%, 04/15/26 (a)	30,000	28,963
3.63%, 05/01/27 (a)	150,000	143,297
1.70%, 03/01/28 (a)	100,000	87,799
4.00%, 03/01/29 (a)	250,000	238,778
3.00%, 01/15/30 (a)	150,000	133,929
1.65%, 01/15/31 (a)	150,000	119,477
2.65%, 03/15/32 (a)	250,000	209,731
4.50%, 03/15/48 (a)	114,000	98,062
2.65%, 09/01/50 (a)	50,000	30,404
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	96,329
3.88%, 12/15/27 (a)	200,000	191,953
3.90%, 04/01/29 (a)	200,000	189,946
4.00%, 06/15/29 (a)	150,000	143,419
5.50%, 07/01/30 (a)	200,000	204,700
2.20%, 10/15/30 (a)	300,000	250,066
2.55%, 06/01/31 (a)	150,000	124,842
2.35%, 03/15/32 (a)	200,000	163,287
Federal Realty OP LP
1.25%, 02/15/26 (a)	150,000	138,488
3.25%, 07/15/27 (a)	200,000	187,453
5.38%, 05/01/28 (a)	100,000	101,079
3.20%, 06/15/29 (a)	100,000	91,006
4.50%, 12/01/44 (a)	200,000	167,596
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	200,000	191,127
3.75%, 07/01/27 (a)	175,000	165,891
3.10%, 02/15/30 (a)	250,000	219,223
Healthpeak OP LLC
3.40%, 02/01/25 (a)	150,000	146,580
4.00%, 06/01/25 (a)	150,000	147,223
3.25%, 07/15/26 (a)	250,000	240,462
3.50%, 07/15/29 (a)	250,000	233,545
3.00%, 01/15/30 (a)	300,000	267,847
5.25%, 12/15/32 (a)	200,000	202,694
6.75%, 02/01/41 (a)	150,000	168,180
Highwoods Realty LP
3.88%, 03/01/27 (a)	25,000	23,239
4.13%, 03/15/28 (a)	200,000	184,756
4.20%, 04/15/29 (a)	100,000	90,981
2.60%, 02/01/31 (a)	150,000	117,428
7.65%, 02/01/34 (a)	100,000	108,279
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	100,000	97,856
4.50%, 02/01/26 (a)	150,000	147,404
3.38%, 12/15/29 (a)	200,000	180,197
3.50%, 09/15/30 (a)	275,000	246,257
See financial notes
60Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	126,528
5.95%, 02/15/28 (a)	100,000	89,680
4.65%, 04/01/29 (a)	150,000	123,141
3.25%, 01/15/30 (a)	185,000	139,098
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	133,798
5.45%, 08/15/30 (a)	150,000	151,365
2.00%, 08/15/31 (a)	200,000	159,394
4.15%, 04/15/32 (a)	200,000	184,490
2.70%, 01/15/34 (a)	150,000	120,486
Kilroy Realty LP
4.38%, 10/01/25 (a)	150,000	146,189
4.75%, 12/15/28 (a)	150,000	143,004
4.25%, 08/15/29 (a)	175,000	161,651
3.05%, 02/15/30 (a)	200,000	170,346
2.50%, 11/15/32 (a)	150,000	114,086
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	450,000	424,564
1.90%, 03/01/28 (a)	250,000	220,683
2.70%, 10/01/30 (a)	300,000	260,548
6.40%, 03/01/34 (a)	150,000	164,856
4.25%, 04/01/45 (a)	150,000	122,125
4.13%, 12/01/46 (a)	100,000	78,713
4.45%, 09/01/47 (a)	200,000	166,890
3.70%, 10/01/49 (a)	150,000	112,822
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	94,751
Kite Realty Group Trust
4.00%, 03/15/25 (a)	100,000	97,550
4.75%, 09/15/30 (a)	180,000	169,953
LXP Industrial Trust
2.70%, 09/15/30 (a)	250,000	208,351
Mid-America Apartments LP
4.00%, 11/15/25 (a)	150,000	147,404
3.60%, 06/01/27 (a)	80,000	77,326
4.20%, 06/15/28 (a)	200,000	196,053
3.95%, 03/15/29 (a)	50,000	48,680
2.75%, 03/15/30 (a)	100,000	87,822
1.70%, 02/15/31 (a)	370,000	301,680
2.88%, 09/15/51 (a)	150,000	99,340
National Health Investors, Inc.
3.00%, 02/01/31 (a)	150,000	120,923
NNN REIT, Inc.
3.60%, 12/15/26 (a)	150,000	143,563
3.50%, 10/15/27 (a)	125,000	118,161
4.30%, 10/15/28 (a)	150,000	145,521
2.50%, 04/15/30 (a)	100,000	86,417
4.80%, 10/15/48 (a)	85,000	75,154
3.10%, 04/15/50 (a)	150,000	100,066
3.50%, 04/15/51 (a)	100,000	73,452
3.00%, 04/15/52 (a)	125,000	81,981
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (a)	50,000	49,260
5.25%, 01/15/26 (a)	100,000	99,542
4.50%, 04/01/27 (a)	300,000	288,472
4.75%, 01/15/28 (a)	143,000	138,266
3.63%, 10/01/29 (a)	150,000	133,168
3.38%, 02/01/31 (a)	200,000	169,933
3.25%, 04/15/33 (a)	250,000	201,855
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	82,106
Physicians Realty LP
4.30%, 03/15/27 (a)	300,000	292,437
2.63%, 11/01/31 (a)	100,000	82,848
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	250,000	190,275
2.75%, 04/01/32 (a)	100,000	69,728
Prologis LP
3.25%, 06/30/26 (a)	50,000	48,386
3.25%, 10/01/26 (a)	150,000	144,890
4.88%, 06/15/28 (a)	435,000	441,091
4.38%, 02/01/29 (a)	25,000	24,735
2.88%, 11/15/29 (a)	150,000	136,924
2.25%, 04/15/30 (a)	350,000	306,701
1.75%, 07/01/30 (a)	250,000	210,631
1.25%, 10/15/30 (a)	250,000	202,489
1.63%, 03/15/31 (a)	200,000	162,354
2.25%, 01/15/32 (a)	150,000	126,134
4.63%, 01/15/33 (a)	100,000	100,700
4.75%, 06/15/33 (a)	200,000	202,968
5.13%, 01/15/34 (a)	200,000	206,503
4.38%, 09/15/48 (a)	50,000	44,519
3.05%, 03/01/50 (a)	200,000	143,686
3.00%, 04/15/50 (a)	325,000	233,701
2.13%, 10/15/50 (a)	250,000	148,583
5.25%, 06/15/53 (a)	250,000	261,141
Public Storage Operating Co.
0.88%, 02/15/26 (a)	200,000	185,178
1.50%, 11/09/26 (a)	150,000	137,960
3.09%, 09/15/27 (a)	250,000	238,363
5.13%, 01/15/29 (a)	200,000	206,719
3.39%, 05/01/29 (a)	340,000	325,164
2.30%, 05/01/31 (a)	275,000	238,177
2.25%, 11/09/31 (a)	200,000	171,130
5.35%, 08/01/53 (a)	150,000	157,326
Realty Income Corp.
4.63%, 11/01/25 (a)	250,000	248,618
0.75%, 03/15/26 (a)	150,000	136,819
4.88%, 06/01/26 (a)	100,000	100,133
4.13%, 10/15/26 (a)	250,000	245,711
3.00%, 01/15/27 (a)	300,000	285,011
3.95%, 08/15/27 (a)	400,000	389,467
3.40%, 01/15/28 (a)	150,000	142,815
3.65%, 01/15/28 (a)	200,000	192,264
2.20%, 06/15/28 (a)	250,000	224,437
3.10%, 12/15/29 (a)	200,000	183,731
3.25%, 01/15/31 (a)	400,000	364,273
5.63%, 10/13/32 (a)	250,000	263,735
2.85%, 12/15/32 (a)	200,000	170,840
4.65%, 03/15/47 (a)	200,000	187,078
Regency Centers LP
3.60%, 02/01/27 (a)	160,000	154,043
4.13%, 03/15/28 (a)	225,000	216,324
2.95%, 09/15/29 (a)	150,000	134,559
3.70%, 06/15/30 (a)	50,000	46,609
4.40%, 02/01/47 (a)	150,000	125,110
4.65%, 03/15/49 (a)	50,000	42,957
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	100,000	105,198
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	250,000	200,901
Sabra Health Care LP
5.13%, 08/15/26 (a)	175,000	172,373
3.90%, 10/15/29 (a)	75,000	68,034
3.20%, 12/01/31 (a)	250,000	205,216
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	150,000	124,244
2.85%, 01/15/32 (a)	80,000	65,723
See financial notes
Schwab Fixed-Income ETFs | Annual Report61

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Simon Property Group LP
3.50%, 09/01/25 (a)	400,000	391,234
3.30%, 01/15/26 (a)	300,000	291,187
3.25%, 11/30/26 (a)	200,000	192,399
1.38%, 01/15/27 (a)	150,000	137,095
3.38%, 06/15/27 (a)	250,000	239,948
3.38%, 12/01/27 (a)	125,000	119,475
1.75%, 02/01/28 (a)	300,000	270,000
2.45%, 09/13/29 (a)	400,000	356,577
2.65%, 07/15/30 (a)	100,000	88,703
2.20%, 02/01/31 (a)	200,000	167,872
2.25%, 01/15/32 (a)	100,000	83,216
2.65%, 02/01/32 (a)	250,000	213,995
5.50%, 03/08/33 (a)	150,000	155,613
6.25%, 01/15/34 (a)	150,000	163,601
6.75%, 02/01/40 (a)	220,000	249,870
4.75%, 03/15/42 (a)	150,000	137,539
4.25%, 10/01/44 (a)	100,000	84,091
4.25%, 11/30/46 (a)	100,000	84,255
3.25%, 09/13/49 (a)	400,000	290,711
3.80%, 07/15/50 (a)	275,000	217,990
5.85%, 03/08/53 (a)	150,000	159,647
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	146,083
4.25%, 02/01/26 (a)	100,000	97,585
4.70%, 06/01/27 (a)	154,000	151,826
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	58,881
3.20%, 01/15/27 (a)	200,000	189,175
3.40%, 01/15/30 (a)	250,000	228,099
3.20%, 02/15/31 (a)	250,000	221,145
STORE Capital Corp.
4.50%, 03/15/28 (a)	125,000	116,171
4.63%, 03/15/29 (a)	100,000	92,022
2.75%, 11/18/30 (a)	125,000	98,568
2.70%, 12/01/31 (a)	100,000	76,505
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	131,906
2.70%, 07/15/31 (a)	300,000	250,536
5.70%, 01/15/33 (a)	125,000	127,331
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	93,864
3.88%, 07/15/27 (a)	150,000	137,742
2.75%, 09/01/31 (a)	75,000	60,465
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	94,983
3.50%, 01/15/28 (a)	145,000	136,794
4.40%, 01/26/29 (a)	300,000	290,447
3.00%, 08/15/31 (a)	400,000	354,329
2.10%, 08/01/32 (a)	100,000	78,755
Ventas Realty LP
2.65%, 01/15/25 (a)	150,000	145,428
3.50%, 02/01/25 (a)	200,000	195,615
4.13%, 01/15/26 (a)	150,000	146,549
3.25%, 10/15/26 (a)	100,000	94,784
3.85%, 04/01/27 (a)	100,000	96,200
4.00%, 03/01/28 (a)	200,000	191,265
4.40%, 01/15/29 (a)	250,000	243,389
4.75%, 11/15/30 (a)	200,000	195,093
5.70%, 09/30/43 (a)	100,000	96,695
4.38%, 02/01/45 (a)	100,000	81,367
4.88%, 04/15/49 (a)	150,000	131,438
Welltower OP LLC
4.00%, 06/01/25 (a)	350,000	343,851
4.25%, 04/01/26 (a)	400,000	394,271
2.70%, 02/15/27 (a)	100,000	93,995
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 04/15/28 (a)	200,000	196,443
4.13%, 03/15/29 (a)	400,000	386,252
3.10%, 01/15/30 (a)	150,000	135,561
2.75%, 01/15/31 (a)	315,000	274,368
6.50%, 03/15/41 (a)	250,000	276,091
4.95%, 09/01/48 (a)	150,000	142,545
WP Carey, Inc.
4.00%, 02/01/25 (a)	150,000	147,853
3.85%, 07/15/29 (a)	200,000	187,911
2.40%, 02/01/31 (a)	200,000	169,318
2.45%, 02/01/32 (a)	100,000	81,456
2.25%, 04/01/33 (a)	150,000	117,425
		50,070,838
		614,876,945

Industrial 14.3%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	236,755
1.85%, 05/15/27 (a)	300,000	276,568
2.05%, 05/15/30 (a)	125,000	109,336
2.70%, 05/15/40 (a)	300,000	229,411
2.80%, 05/15/50 (a)	300,000	215,282
Albemarle Corp.
4.65%, 06/01/27 (a)(c)	200,000	196,757
5.05%, 06/01/32 (a)	200,000	195,393
5.45%, 12/01/44 (a)	335,000	314,678
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	100,000	90,270
3.75%, 10/01/30 (a)	400,000	348,511
ArcelorMittal SA
4.55%, 03/11/26	150,000	147,918
6.55%, 11/29/27 (a)	350,000	367,534
4.25%, 07/16/29 (c)	150,000	146,444
6.80%, 11/29/32 (a)	300,000	324,820
7.00%, 10/15/39	200,000	216,804
6.75%, 03/01/41 (e)(g)	100,000	106,151
Barrick North America Finance LLC
5.70%, 05/30/41	250,000	263,867
5.75%, 05/01/43	200,000	214,493
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	400,000	429,012
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	200,000	201,144
6.42%, 03/01/26	100,000	103,473
5.25%, 09/08/26	250,000	255,729
4.75%, 02/28/28 (a)	250,000	252,694
5.10%, 09/08/28 (a)	250,000	257,264
5.25%, 09/08/30 (a)	250,000	259,172
4.90%, 02/28/33 (a)	200,000	204,735
5.25%, 09/08/33 (a)	400,000	415,523
4.13%, 02/24/42	275,000	249,982
5.00%, 09/30/43	700,000	707,957
5.50%, 09/08/53 (a)	200,000	218,729
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	142,919
Celanese U.S. Holdings LLC
6.05%, 03/15/25	500,000	502,976
1.40%, 08/05/26 (a)	250,000	228,004
6.17%, 07/15/27 (a)	500,000	513,043
6.35%, 11/15/28 (a)	250,000	262,303
6.33%, 07/15/29 (a)	200,000	210,032
6.38%, 07/15/32 (a)	300,000	317,761
6.70%, 11/15/33 (a)	100,000	108,785
See financial notes
62Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	250,000	233,482
5.50%, 11/02/47 (a)	50,000	43,152
CF Industries, Inc.
5.15%, 03/15/34	300,000	297,662
4.95%, 06/01/43	100,000	91,876
5.38%, 03/15/44	250,000	239,848
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	50,539
7.38%, 11/01/29	450,000	508,708
2.10%, 11/15/30 (a)	250,000	214,164
6.30%, 03/15/33 (a)	175,000	193,279
4.25%, 10/01/34 (a)	200,000	191,805
5.25%, 11/15/41 (a)	400,000	394,091
4.38%, 11/15/42 (a)	450,000	397,623
4.63%, 10/01/44 (a)	150,000	137,917
5.55%, 11/30/48 (a)	250,000	256,155
4.80%, 05/15/49 (a)	200,000	184,353
3.60%, 11/15/50 (a)	350,000	270,854
6.90%, 05/15/53 (a)	300,000	362,554
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	400,000	397,738
4.73%, 11/15/28 (a)	750,000	762,513
5.32%, 11/15/38 (a)	450,000	462,825
5.42%, 11/15/48 (a)	605,000	631,970
Eastman Chemical Co.
3.80%, 03/15/25 (a)	250,000	245,916
4.50%, 12/01/28 (a)	100,000	97,980
4.80%, 09/01/42 (a)	300,000	273,089
4.65%, 10/15/44 (a)	270,000	238,149
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	287,484
3.25%, 12/01/27 (a)	350,000	336,617
4.80%, 03/24/30 (a)	50,000	51,431
1.30%, 01/30/31 (a)	310,000	253,650
2.13%, 02/01/32 (a)	305,000	260,351
2.13%, 08/15/50 (a)	250,000	154,629
2.70%, 12/15/51 (a)	350,000	239,298
2.75%, 08/18/55 (a)	264,000	178,805
EIDP, Inc.
1.70%, 07/15/25 (a)	250,000	237,376
2.30%, 07/15/30 (a)	150,000	131,768
4.80%, 05/15/33 (a)	200,000	202,734
FMC Corp.
5.15%, 05/18/26 (a)	200,000	199,991
3.20%, 10/01/26 (a)	150,000	142,131
3.45%, 10/01/29 (a)	200,000	182,824
4.50%, 10/01/49 (a)	165,000	130,151
6.38%, 05/18/53 (a)	110,000	112,846
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	148,652
4.13%, 03/01/28 (a)	250,000	240,174
4.38%, 08/01/28 (a)	150,000	144,514
5.25%, 09/01/29 (a)	150,000	152,128
4.25%, 03/01/30 (a)	200,000	188,014
4.63%, 08/01/30 (a)	210,000	205,398
5.40%, 11/14/34 (a)	200,000	201,753
5.45%, 03/15/43 (a)	250,000	242,651
Georgia-Pacific LLC
7.75%, 11/15/29	200,000	231,369
Huntsman International LLC
4.50%, 05/01/29 (a)	200,000	193,332
2.95%, 06/15/31 (a)	125,000	106,605
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	150,000	146,388
4.38%, 06/01/47 (a)	140,000	108,075
5.00%, 09/26/48 (a)	250,000	213,683
International Paper Co.
5.00%, 09/15/35 (a)	150,000	150,289
7.30%, 11/15/39	100,000	120,539
6.00%, 11/15/41 (a)	225,000	239,079
4.80%, 06/15/44 (a)	135,000	124,656
5.15%, 05/15/46 (a)	100,000	96,515
4.40%, 08/15/47 (a)	250,000	217,296
4.35%, 08/15/48 (a)	200,000	180,364
Kinross Gold Corp.
4.50%, 07/15/27 (a)	150,000	146,883
Linde, Inc.
2.65%, 02/05/25 (a)	150,000	146,407
3.20%, 01/30/26 (a)	250,000	243,155
1.10%, 08/10/30 (a)	200,000	166,070
3.55%, 11/07/42 (a)	150,000	124,977
2.00%, 08/10/50 (a)	100,000	59,223
Lubrizol Corp.
6.50%, 10/01/34	246,000	289,064
LYB International Finance BV
5.25%, 07/15/43	200,000	192,065
4.88%, 03/15/44 (a)	250,000	231,491
LYB International Finance II BV
3.50%, 03/02/27 (a)	200,000	193,059
LYB International Finance III LLC
1.25%, 10/01/25 (a)	135,000	126,191
2.25%, 10/01/30 (a)	100,000	85,840
5.63%, 05/15/33 (a)	200,000	209,350
3.38%, 10/01/40 (a)	200,000	153,812
4.20%, 10/15/49 (a)	150,000	119,788
4.20%, 05/01/50 (a)	300,000	239,902
3.63%, 04/01/51 (a)	300,000	218,999
3.80%, 10/01/60 (a)	250,000	178,372
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	300,000	261,281
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	244,037
5.45%, 11/15/33 (a)	150,000	153,170
4.88%, 11/15/41 (a)	100,000	89,790
5.63%, 11/15/43 (a)	150,000	148,341
NewMarket Corp.
2.70%, 03/18/31 (a)	150,000	126,429
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	228,764
2.25%, 10/01/30 (a)	350,000	302,847
2.60%, 07/15/32 (a)	75,000	64,213
5.88%, 04/01/35	250,000	269,517
6.25%, 10/01/39	325,000	361,548
4.88%, 03/15/42 (a)	300,000	292,496
5.45%, 06/09/44 (a)	100,000	101,887
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	240,354
3.95%, 05/01/28 (a)	200,000	195,366
2.70%, 06/01/30 (a)	250,000	226,676
3.13%, 04/01/32 (a)	200,000	180,238
6.40%, 12/01/37	100,000	113,947
3.85%, 04/01/52 (a)	100,000	83,487
2.98%, 12/15/55 (a)	400,000	272,704
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	97,209
5.95%, 11/07/25	150,000	152,828
4.00%, 12/15/26 (a)	350,000	342,712
See financial notes
Schwab Fixed-Income ETFs | Annual Report63

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 04/01/29 (a)	250,000	246,167
4.13%, 03/15/35 (a)	250,000	231,813
5.88%, 12/01/36	125,000	130,802
5.63%, 12/01/40	50,000	50,368
6.13%, 01/15/41 (a)	300,000	319,286
4.90%, 06/01/43 (a)	200,000	187,658
5.25%, 01/15/45 (a)	155,000	150,736
5.00%, 04/01/49 (a)	125,000	119,193
3.95%, 05/13/50 (a)	275,000	225,722
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	190,887
4.05%, 12/15/49 (a)	150,000	123,974
3.05%, 10/01/51 (a)	200,000	140,024
PPG Industries, Inc.
3.75%, 03/15/28 (a)	300,000	289,318
2.80%, 08/15/29 (a)	175,000	159,331
2.55%, 06/15/30 (a)	100,000	87,205
Rayonier LP
2.75%, 05/17/31 (a)	225,000	188,455
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	70,237
2.15%, 08/15/30 (a)	200,000	169,895
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	281,000	321,768
6.13%, 12/15/33	200,000	219,376
5.75%, 06/01/35	50,000	53,151
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	275,836
5.20%, 11/02/40	350,000	361,200
2.75%, 11/02/51 (a)	300,000	205,781
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	200,000	194,324
4.13%, 08/21/42 (a)	150,000	135,921
5.13%, 03/09/53 (a)	300,000	312,338
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	240,655
4.25%, 01/15/48 (a)	250,000	207,772
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	150,000	146,142
3.95%, 01/15/26 (a)	100,000	98,407
3.45%, 06/01/27 (a)	450,000	434,930
2.95%, 08/15/29 (a)	200,000	185,375
2.30%, 05/15/30 (a)	200,000	174,470
2.20%, 03/15/32 (a)	100,000	83,323
4.55%, 08/01/45 (a)	250,000	224,194
4.50%, 06/01/47 (a)	400,000	366,454
3.80%, 08/15/49 (a)	200,000	161,312
3.30%, 05/15/50 (a)	200,000	147,347
Southern Copper Corp.
3.88%, 04/23/25	100,000	98,063
7.50%, 07/27/35	350,000	406,697
6.75%, 04/16/40	200,000	223,976
5.25%, 11/08/42	375,000	362,156
5.88%, 04/23/45	495,000	504,451
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	150,000	143,761
5.00%, 12/15/26 (a)	125,000	125,655
1.65%, 10/15/27 (a)	100,000	89,180
3.45%, 04/15/30 (a)	200,000	184,770
3.25%, 01/15/31 (a)	150,000	136,198
3.25%, 10/15/50 (a)	150,000	104,529
Suzano Austria GmbH
6.00%, 01/15/29 (a)	600,000	613,422
5.00%, 01/15/30 (a)	300,000	289,775
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 01/15/31 (a)	325,000	285,866
3.13%, 01/15/32 (a)	330,000	273,623
Suzano International Finance BV
4.00%, 01/14/25	100,000	97,985
5.50%, 01/17/27	200,000	202,492
Teck Resources Ltd.
3.90%, 07/15/30 (a)	325,000	302,786
6.13%, 10/01/35	150,000	157,321
6.00%, 08/15/40 (a)	240,000	245,128
5.40%, 02/01/43 (a)	100,000	95,779
Vale Overseas Ltd.
6.25%, 08/10/26	150,000	153,913
3.75%, 07/08/30 (a)	700,000	643,458
6.13%, 06/12/33 (a)	400,000	414,692
6.88%, 11/21/36	533,000	580,727
6.88%, 11/10/39	350,000	381,494
Westlake Corp.
3.60%, 08/15/26 (a)	185,000	178,856
3.38%, 06/15/30 (a)	100,000	90,722
2.88%, 08/15/41 (a)	75,000	53,167
5.00%, 08/15/46 (a)	150,000	137,640
4.38%, 11/15/47 (a)	130,000	109,039
3.13%, 08/15/51 (a)	200,000	132,931
3.38%, 08/15/61 (a)	160,000	103,630
WestRock MWV LLC
8.20%, 01/15/30	190,000	219,173
Weyerhaeuser Co.
6.95%, 10/01/27	200,000	214,642
4.00%, 11/15/29 (a)	375,000	359,076
4.00%, 04/15/30 (a)	100,000	95,508
7.38%, 03/15/32	285,000	331,588
3.38%, 03/09/33 (a)	160,000	142,306
WRKCo, Inc.
3.75%, 03/15/25 (a)	200,000	196,262
4.65%, 03/15/26 (a)	250,000	248,443
3.90%, 06/01/28 (a)	250,000	238,851
4.90%, 03/15/29 (a)	300,000	301,720
4.20%, 06/01/32 (a)	300,000	288,078
3.00%, 06/15/33 (a)	250,000	215,841
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	165,000	139,736
		49,994,773
Capital Goods 1.3%
3M Co.
2.00%, 02/14/25 (a)	200,000	192,691
2.65%, 04/15/25 (a)	150,000	145,436
3.00%, 08/07/25 (c)	200,000	194,028
2.25%, 09/19/26 (a)(c)	175,000	163,938
2.88%, 10/15/27 (a)(c)	300,000	282,617
3.38%, 03/01/29 (a)	300,000	281,164
2.38%, 08/26/29 (a)	300,000	265,711
3.05%, 04/15/30 (a)	200,000	180,711
3.13%, 09/19/46 (a)(c)	200,000	146,630
3.63%, 10/15/47 (a)	250,000	191,614
4.00%, 09/14/48 (a)(c)	400,000	343,013
3.25%, 08/26/49 (a)(c)	350,000	254,895
3.70%, 04/15/50 (a)	260,000	206,513
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	196,579
4.38%, 05/08/42	150,000	138,532
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	200,000	166,334
Allegion PLC
3.50%, 10/01/29 (a)	110,000	101,894
See financial notes
64Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	200,000	205,981
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	77,373
4.50%, 05/15/28 (a)	150,000	146,631
5.63%, 05/26/33 (a)	250,000	260,388
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	100,000	98,368
2.63%, 06/19/30 (a)	250,000	216,919
2.69%, 05/25/31 (a)	250,000	216,365
Amphenol Corp.
2.05%, 03/01/25 (a)	100,000	96,620
4.35%, 06/01/29 (a)	100,000	99,689
2.80%, 02/15/30 (a)	300,000	273,524
2.20%, 09/15/31 (a)	250,000	210,599
Avery Dennison Corp.
4.88%, 12/06/28 (a)	225,000	228,023
2.65%, 04/30/30 (a)	200,000	177,148
5.75%, 03/15/33 (a)	100,000	105,946
Berry Global, Inc.
1.57%, 01/15/26 (a)	500,000	465,061
1.65%, 01/15/27 (a)	200,000	180,529
Boeing Co.
4.88%, 05/01/25 (a)	1,075,000	1,070,552
2.60%, 10/30/25 (a)	100,000	95,646
2.75%, 02/01/26 (a)	200,000	191,500
2.20%, 02/04/26 (a)	1,525,000	1,441,451
3.10%, 05/01/26 (a)	200,000	192,436
2.25%, 06/15/26 (a)	125,000	117,234
2.70%, 02/01/27 (a)	300,000	283,155
2.80%, 03/01/27 (a)	150,000	141,555
5.04%, 05/01/27 (a)	550,000	555,183
3.25%, 02/01/28 (a)	200,000	189,863
3.25%, 03/01/28 (a)	200,000	188,137
3.45%, 11/01/28 (a)	150,000	141,499
3.20%, 03/01/29 (a)	300,000	280,963
2.95%, 02/01/30 (a)	200,000	180,722
5.15%, 05/01/30 (a)	1,150,000	1,171,326
3.63%, 02/01/31 (a)	450,000	418,407
6.13%, 02/15/33	135,000	145,825
3.60%, 05/01/34 (a)	250,000	221,515
3.25%, 02/01/35 (a)	250,000	211,335
6.63%, 02/15/38	175,000	195,490
3.55%, 03/01/38 (a)	130,000	106,066
3.50%, 03/01/39 (a)	150,000	119,602
6.88%, 03/15/39	100,000	114,509
5.88%, 02/15/40	300,000	312,205
5.71%, 05/01/40 (a)	850,000	881,227
3.63%, 03/01/48 (a)	125,000	92,791
3.85%, 11/01/48 (a)	100,000	77,755
3.90%, 05/01/49 (a)	200,000	158,708
3.75%, 02/01/50 (a)	350,000	272,946
5.81%, 05/01/50 (a)	1,500,000	1,556,851
3.83%, 03/01/59 (a)	100,000	74,351
3.95%, 08/01/59 (a)	300,000	230,769
5.93%, 05/01/60 (a)	950,000	987,302
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	250,000	222,111
Carrier Global Corp.
2.24%, 02/15/25 (a)	450,000	435,528
5.80%, 11/30/25 (d)	300,000	304,220
2.49%, 02/15/27 (a)	89,000	83,775
2.72%, 02/15/30 (a)	600,000	537,386
2.70%, 02/15/31 (a)(d)	250,000	218,503
5.90%, 03/15/34 (a)(d)	250,000	270,677
3.38%, 04/05/40 (a)	510,000	410,988
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.58%, 04/05/50 (a)(d)	500,000	391,836
6.20%, 03/15/54 (a)(d)	150,000	173,919
Caterpillar Financial Services Corp.
4.90%, 01/17/25	200,000	200,206
3.40%, 05/13/25	400,000	393,367
1.45%, 05/15/25	300,000	286,956
5.15%, 08/11/25	300,000	302,347
3.65%, 08/12/25	250,000	246,082
0.80%, 11/13/25	500,000	467,153
4.80%, 01/06/26	150,000	151,064
0.90%, 03/02/26	400,000	370,904
4.35%, 05/15/26	150,000	149,756
1.70%, 01/08/27	400,000	370,044
1.10%, 09/14/27	485,000	433,751
Caterpillar, Inc.
2.60%, 04/09/30 (a)	250,000	227,626
6.05%, 08/15/36	250,000	282,268
5.20%, 05/27/41	225,000	238,078
3.80%, 08/15/42	525,000	461,836
4.30%, 05/15/44 (a)	175,000	167,129
3.25%, 09/19/49 (a)	335,000	265,468
3.25%, 04/09/50 (a)	400,000	317,762
4.75%, 05/15/64 (a)	150,000	145,722
CNH Industrial Capital LLC
3.95%, 05/23/25	150,000	147,476
1.88%, 01/15/26 (a)	200,000	187,748
1.45%, 07/15/26 (a)	150,000	137,838
4.55%, 04/10/28 (a)	200,000	197,465
CNH Industrial NV
3.85%, 11/15/27 (a)	250,000	242,241
Deere & Co.
2.75%, 04/15/25 (a)	200,000	195,135
5.38%, 10/16/29	250,000	264,554
3.10%, 04/15/30 (a)	350,000	324,937
7.13%, 03/03/31	150,000	175,421
3.90%, 06/09/42 (a)	250,000	225,518
2.88%, 09/07/49 (a)	200,000	150,074
3.75%, 04/15/50 (a)(c)	300,000	263,146
Dover Corp.
2.95%, 11/04/29 (a)	150,000	136,027
5.38%, 10/15/35	100,000	104,441
5.38%, 03/01/41 (a)	100,000	100,964
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	212,433
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	191,610
4.00%, 11/02/32	300,000	290,902
4.15%, 03/15/33 (a)	300,000	293,903
4.15%, 11/02/42	300,000	276,133
3.92%, 09/15/47 (a)	100,000	87,402
4.70%, 08/23/52 (a)	200,000	197,187
Emerson Electric Co.
0.88%, 10/15/26 (a)	400,000	363,124
1.80%, 10/15/27 (a)	250,000	228,422
1.95%, 10/15/30 (a)	250,000	215,638
2.20%, 12/21/31 (a)	300,000	257,002
5.25%, 11/15/39	100,000	104,760
2.75%, 10/15/50 (a)	150,000	103,066
2.80%, 12/21/51 (a)	300,000	207,225
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	177,931
2.80%, 01/15/32 (a)	100,000	82,979
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	240,284
4.30%, 06/15/46 (a)	200,000	170,717
See financial notes
Schwab Fixed-Income ETFs | Annual Report65

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortune Brands Innovations, Inc.
4.00%, 06/15/25 (a)	150,000	147,836
3.25%, 09/15/29 (a)	350,000	323,853
4.00%, 03/25/32 (a)	100,000	93,392
5.88%, 06/01/33 (a)	175,000	183,295
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	196,320
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	300,000	291,439
General Dynamics Corp.
3.25%, 04/01/25 (a)	250,000	245,185
3.50%, 05/15/25 (a)	150,000	147,475
1.15%, 06/01/26 (a)	125,000	115,746
2.13%, 08/15/26 (a)	150,000	141,633
3.50%, 04/01/27 (a)	250,000	243,640
2.63%, 11/15/27 (a)	150,000	140,760
3.75%, 05/15/28 (a)	300,000	294,883
3.63%, 04/01/30 (a)	300,000	288,559
2.25%, 06/01/31 (a)	200,000	174,230
4.25%, 04/01/40 (a)	250,000	234,028
3.60%, 11/15/42 (a)	150,000	126,677
4.25%, 04/01/50 (a)	185,000	172,058
General Electric Co.
6.75%, 03/15/32	600,000	684,080
5.88%, 01/14/38	200,000	220,458
6.88%, 01/10/39	100,000	121,659
4.35%, 05/01/50 (a)	225,000	204,317
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	153,341
5.35%, 08/01/33 (a)	150,000	153,863
Hexcel Corp.
4.95%, 08/15/25 (a)	125,000	124,129
4.20%, 02/15/27 (a)	150,000	144,603
Honeywell International, Inc.
1.35%, 06/01/25 (a)	400,000	382,157
2.50%, 11/01/26 (a)	450,000	428,770
1.10%, 03/01/27 (a)	275,000	249,741
4.95%, 02/15/28 (a)	150,000	154,619
4.25%, 01/15/29 (a)	250,000	250,703
2.70%, 08/15/29 (a)	250,000	231,356
1.95%, 06/01/30 (a)	300,000	260,786
1.75%, 09/01/31 (a)	450,000	375,885
5.00%, 02/15/33 (a)	450,000	471,503
5.70%, 03/15/36	200,000	219,721
5.70%, 03/15/37	200,000	219,431
3.81%, 11/21/47 (a)	150,000	129,122
2.80%, 06/01/50 (a)	250,000	191,217
Howmet Aerospace, Inc.
3.00%, 01/15/29 (a)	500,000	457,008
5.95%, 02/01/37	250,000	261,759
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	48,458
3.15%, 08/15/27 (a)	100,000	94,818
3.50%, 02/15/28 (a)	150,000	143,945
2.30%, 03/15/31 (a)	150,000	126,346
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	100,000	97,995
3.48%, 12/01/27 (a)	190,000	179,981
2.04%, 08/16/28 (a)	100,000	88,202
4.20%, 05/01/30 (a)	250,000	238,036
IDEX Corp.
3.00%, 05/01/30 (a)	300,000	267,815
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	300,000	286,685
4.88%, 09/15/41 (a)	150,000	151,872
3.90%, 09/01/42 (a)	350,000	313,831
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	150,000	154,649
5.70%, 08/14/33 (a)	250,000	264,823
John Deere Capital Corp.
2.05%, 01/09/25	250,000	243,201
1.25%, 01/10/25	300,000	289,460
5.15%, 03/03/25	150,000	150,910
2.13%, 03/07/25	250,000	242,364
3.45%, 03/13/25	75,000	73,878
3.40%, 06/06/25	735,000	723,312
4.05%, 09/08/25	225,000	223,064
3.40%, 09/11/25	200,000	196,093
4.80%, 01/09/26	350,000	352,089
0.70%, 01/15/26	200,000	185,554
2.65%, 06/10/26	200,000	191,533
1.05%, 06/17/26	350,000	322,549
2.25%, 09/14/26	400,000	378,289
1.75%, 03/09/27	150,000	138,201
2.80%, 09/08/27	350,000	331,992
4.15%, 09/15/27	250,000	248,532
3.05%, 01/06/28	300,000	285,935
4.75%, 01/20/28	325,000	330,694
1.50%, 03/06/28	110,000	98,306
3.45%, 03/07/29	400,000	383,992
2.80%, 07/18/29	400,000	371,107
2.45%, 01/09/30	300,000	270,830
4.70%, 06/10/30	400,000	406,659
2.00%, 06/17/31	200,000	169,936
3.90%, 06/07/32	215,000	207,635
Johnson Controls International PLC
3.90%, 02/14/26 (a)	283,000	276,706
6.00%, 01/15/36	292,000	313,123
4.63%, 07/02/44 (a)	200,000	180,672
5.13%, 09/14/45 (a)	104,000	100,132
4.50%, 02/15/47 (a)	50,000	44,801
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	124,754
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	195,380
2.80%, 03/01/31 (a)	50,000	42,212
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	200,000	196,592
3.85%, 12/15/26 (a)	150,000	147,146
5.40%, 01/15/27	250,000	255,420
4.40%, 06/15/28 (a)	495,000	489,314
2.90%, 12/15/29 (a)	150,000	135,870
1.80%, 01/15/31 (a)	200,000	164,855
5.40%, 07/31/33 (a)	450,000	468,689
4.85%, 04/27/35 (a)	100,000	99,071
6.15%, 12/15/40	75,000	82,285
5.05%, 04/27/45 (a)	150,000	148,505
5.60%, 07/31/53 (a)	150,000	160,352
Lafarge SA
7.13%, 07/15/36	150,000	172,585
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	225,000	212,722
4.40%, 03/15/29 (a)	176,000	171,027
3.50%, 11/15/51 (a)	160,000	115,668
Legrand France SA
8.50%, 02/15/25	250,000	260,073
See financial notes
66Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	94,205
1.70%, 08/01/27 (a)	130,000	116,904
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	221,208
5.10%, 11/15/27 (a)	200,000	206,609
1.85%, 06/15/30 (a)	150,000	129,013
3.90%, 06/15/32 (a)	300,000	289,790
5.25%, 01/15/33 (a)	250,000	265,486
4.75%, 02/15/34 (a)	300,000	305,532
3.60%, 03/01/35 (a)	150,000	137,478
4.50%, 05/15/36 (a)	125,000	123,961
6.15%, 09/01/36	200,000	226,913
5.72%, 06/01/40	150,000	163,946
4.07%, 12/15/42	625,000	565,415
3.80%, 03/01/45 (a)	350,000	301,870
4.70%, 05/15/46 (a)	425,000	416,968
2.80%, 06/15/50 (a)	380,000	271,980
4.09%, 09/15/52 (a)	400,000	355,850
4.15%, 06/15/53 (a)	300,000	269,046
5.70%, 11/15/54 (a)	250,000	282,659
4.30%, 06/15/62 (a)	210,000	189,071
5.90%, 11/15/63 (a)	200,000	234,397
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	25,000	23,955
3.50%, 12/15/27 (a)	200,000	191,952
2.50%, 03/15/30 (a)	200,000	176,581
2.40%, 07/15/31 (a)	300,000	255,867
4.25%, 12/15/47 (a)	250,000	220,684
3.20%, 07/15/51 (a)	225,000	167,501
Masco Corp.
1.50%, 02/15/28 (a)	150,000	131,544
2.00%, 10/01/30 (a)	375,000	310,142
4.50%, 05/15/47 (a)	225,000	194,288
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	175,000	162,223
Nordson Corp.
5.80%, 09/15/33 (a)	150,000	159,557
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	450,000	439,934
3.20%, 02/01/27 (a)	300,000	288,896
3.25%, 01/15/28 (a)	450,000	430,702
4.40%, 05/01/30 (a)	200,000	198,956
4.70%, 03/15/33 (a)	250,000	252,505
5.15%, 05/01/40 (a)	100,000	101,657
5.05%, 11/15/40	100,000	100,019
4.75%, 06/01/43	250,000	239,747
3.85%, 04/15/45 (a)	200,000	168,110
4.03%, 10/15/47 (a)	650,000	558,790
5.25%, 05/01/50 (a)	300,000	309,497
4.95%, 03/15/53 (a)	250,000	248,055
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	146,006
2.75%, 11/15/31 (a)	100,000	82,358
5.65%, 05/15/33 (a)	150,000	152,741
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	98,695
3.10%, 03/01/30 (a)	100,000	90,128
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	300,000	288,711
2.29%, 04/05/27 (a)	200,000	186,623
5.25%, 08/16/28 (a)	200,000	205,967
2.57%, 02/15/30 (a)	450,000	400,794
3.11%, 02/15/40 (a)	200,000	160,469
3.36%, 02/15/50 (a)	200,000	155,253
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Owens Corning
3.40%, 08/15/26 (a)	100,000	96,488
3.95%, 08/15/29 (a)	150,000	143,160
3.88%, 06/01/30 (a)	100,000	94,113
7.00%, 12/01/36	145,000	166,846
4.30%, 07/15/47 (a)	100,000	88,265
4.40%, 01/30/48 (a)	150,000	130,980
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	96,057
4.25%, 09/15/27 (a)	350,000	347,048
3.25%, 06/14/29 (a)	495,000	466,361
4.20%, 11/21/34 (a)	200,000	192,102
6.25%, 05/15/38	150,000	167,143
4.45%, 11/21/44 (a)	150,000	136,713
4.10%, 03/01/47 (a)	150,000	130,349
4.00%, 06/14/49 (a)	275,000	240,267
Pentair Finance SARL
4.50%, 07/01/29 (a)	280,000	270,237
Precision Castparts Corp.
3.25%, 06/15/25 (a)	173,000	169,502
3.90%, 01/15/43 (a)	175,000	152,546
4.38%, 06/15/45 (a)	139,000	126,450
Regal Rexnord Corp.
6.05%, 02/15/26 (d)	325,000	328,637
6.05%, 04/15/28 (a)(d)	350,000	354,856
6.30%, 02/15/30 (a)(d)	375,000	386,325
6.40%, 04/15/33 (a)(d)	400,000	418,376
Republic Services, Inc.
0.88%, 11/15/25 (a)	200,000	185,439
2.90%, 07/01/26 (a)	200,000	192,293
3.38%, 11/15/27 (a)	300,000	288,492
3.95%, 05/15/28 (a)	75,000	73,634
4.88%, 04/01/29 (a)	150,000	153,030
2.30%, 03/01/30 (a)	200,000	176,411
1.45%, 02/15/31 (a)	275,000	223,803
1.75%, 02/15/32 (a)	250,000	203,940
5.00%, 12/15/33 (a)	150,000	153,252
5.00%, 04/01/34 (a)	250,000	256,188
6.20%, 03/01/40	100,000	112,322
5.70%, 05/15/41 (a)	75,000	81,015
3.05%, 03/01/50 (a)	150,000	110,886
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	97,810
3.50%, 03/01/29 (a)	150,000	145,525
1.75%, 08/15/31 (a)	150,000	124,063
4.20%, 03/01/49 (a)	100,000	90,144
2.80%, 08/15/61 (a)	150,000	97,664
RTX Corp.
3.95%, 08/16/25 (a)	400,000	394,365
5.00%, 02/27/26 (a)	250,000	251,169
2.65%, 11/01/26 (a)	200,000	189,509
5.75%, 11/08/26 (a)	500,000	513,609
3.50%, 03/15/27 (a)	200,000	192,897
3.13%, 05/04/27 (a)	350,000	333,205
7.20%, 08/15/27	50,000	54,101
4.13%, 11/16/28 (a)	875,000	855,114
7.50%, 09/15/29	150,000	169,555
2.25%, 07/01/30 (a)	250,000	216,124
6.00%, 03/15/31 (a)	250,000	266,470
1.90%, 09/01/31 (a)	350,000	285,056
5.15%, 02/27/33 (a)	350,000	357,009
6.10%, 03/15/34 (a)	500,000	542,999
5.40%, 05/01/35	250,000	258,584
6.05%, 06/01/36	100,000	108,560
6.13%, 07/15/38	300,000	327,796
4.45%, 11/16/38 (a)	300,000	276,665
See financial notes
Schwab Fixed-Income ETFs | Annual Report67

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 04/15/40	100,000	104,462
4.88%, 10/15/40 (d)	150,000	143,503
4.70%, 12/15/41	150,000	139,095
4.50%, 06/01/42	1,000,000	911,510
4.80%, 12/15/43 (a)	100,000	93,237
4.15%, 05/15/45 (a)	130,000	111,132
3.75%, 11/01/46 (a)	375,000	298,596
4.35%, 04/15/47 (a)	250,000	218,886
4.05%, 05/04/47 (a)	185,000	154,632
4.63%, 11/16/48 (a)	450,000	412,405
3.13%, 07/01/50 (a)	400,000	283,213
2.82%, 09/01/51 (a)	350,000	231,464
3.03%, 03/15/52 (a)	360,000	249,328
5.38%, 02/27/53 (a)	200,000	203,830
6.40%, 03/15/54 (a)	500,000	579,613
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	72,520
4.10%, 03/01/48 (a)	140,000	124,754
3.10%, 05/01/50 (a)	225,000	172,776
Sonoco Products Co.
1.80%, 02/01/25 (a)	125,000	120,324
3.13%, 05/01/30 (a)	200,000	181,093
2.85%, 02/01/32 (a)	100,000	85,463
5.75%, 11/01/40 (a)	230,000	235,987
Stanley Black & Decker, Inc.
2.30%, 02/24/25 (a)	150,000	145,009
3.40%, 03/01/26 (a)	150,000	145,180
6.00%, 03/06/28 (a)	125,000	131,621
4.25%, 11/15/28 (a)	150,000	147,109
2.30%, 03/15/30 (a)	250,000	212,837
3.00%, 05/15/32 (a)(c)	125,000	108,276
5.20%, 09/01/40	134,000	130,865
4.85%, 11/15/48 (a)	175,000	158,778
2.75%, 11/15/50 (a)	235,000	145,020
4.00%, 03/15/60 (a)(b)	215,000	179,916
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	150,000	139,228
2.25%, 04/01/28 (a)	200,000	181,354
2.75%, 04/01/31 (a)	300,000	261,567
Textron, Inc.
3.88%, 03/01/25 (a)	100,000	98,422
4.00%, 03/15/26 (a)	135,000	132,389
3.65%, 03/15/27 (a)	150,000	144,166
3.38%, 03/01/28 (a)	100,000	94,619
3.90%, 09/17/29 (a)	185,000	176,414
2.45%, 03/15/31 (a)	150,000	127,851
Timken Co.
4.50%, 12/15/28 (a)	150,000	146,034
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	200,000	193,976
5.25%, 03/03/33 (a)	200,000	207,436
4.65%, 11/01/44 (a)	100,000	93,142
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	300,000	293,030
5.75%, 06/15/43	150,000	161,584
4.30%, 02/21/48 (a)	150,000	135,217
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	180,000	162,782
5.25%, 10/01/54 (a)	100,000	90,422
Veralto Corp.
5.50%, 09/18/26 (a)(d)	200,000	203,364
5.35%, 09/18/28 (a)(d)	200,000	205,073
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	138,026
2.40%, 04/01/28 (a)	190,000	168,111
2.95%, 04/01/31 (a)	225,000	189,555
Vulcan Materials Co.
4.50%, 04/01/25 (a)	50,000	49,462
5.80%, 03/01/26 (a)	58,000	58,057
3.90%, 04/01/27 (a)	150,000	145,247
3.50%, 06/01/30 (a)	250,000	232,889
4.50%, 06/15/47 (a)	200,000	181,215
4.70%, 03/01/48 (a)	150,000	140,714
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	199,111
3.50%, 05/01/29 (a)	184,000	176,230
2.60%, 02/01/30 (a)	200,000	179,839
2.20%, 01/15/32 (a)	250,000	208,971
3.20%, 06/01/32 (a)	100,000	89,949
3.05%, 04/01/50 (a)	225,000	163,250
2.95%, 01/15/52 (a)	300,000	212,172
Waste Management, Inc.
0.75%, 11/15/25 (a)	300,000	278,934
3.15%, 11/15/27 (a)	300,000	287,627
1.15%, 03/15/28 (a)	250,000	220,217
2.00%, 06/01/29 (a)	140,000	124,766
4.63%, 02/15/30 (a)	250,000	253,091
1.50%, 03/15/31 (a)	200,000	163,564
4.15%, 04/15/32 (a)	200,000	195,528
4.63%, 02/15/33 (a)	150,000	150,653
4.88%, 02/15/34 (a)	350,000	357,474
4.10%, 03/01/45 (a)	150,000	135,647
4.15%, 07/15/49 (a)	250,000	226,084
2.50%, 11/15/50 (a)	250,000	166,790
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	200,000	193,665
3.45%, 11/15/26 (a)	200,000	191,396
4.70%, 09/15/28 (a)(g)	350,000	346,446
WW Grainger, Inc.
1.85%, 02/15/25 (a)	300,000	289,786
4.60%, 06/15/45 (a)	150,000	144,898
4.20%, 05/15/47 (a)	225,000	203,004
Xylem, Inc.
3.25%, 11/01/26 (a)	160,000	154,320
1.95%, 01/30/28 (a)	100,000	90,605
2.25%, 01/30/31 (a)	150,000	128,677
4.38%, 11/01/46 (a)	145,000	126,344
		99,864,812
Communications 2.1%
America Movil SAB de CV
3.63%, 04/22/29 (a)	300,000	283,902
2.88%, 05/07/30 (a)	425,000	379,041
6.38%, 03/01/35	350,000	391,192
6.13%, 11/15/37	100,000	109,210
6.13%, 03/30/40	625,000	681,900
4.38%, 07/16/42	300,000	271,219
4.38%, 04/22/49 (a)	350,000	311,609
American Tower Corp.
2.95%, 01/15/25 (a)	280,000	273,253
2.40%, 03/15/25 (a)	150,000	145,169
4.00%, 06/01/25 (a)	100,000	98,408
4.40%, 02/15/26 (a)	300,000	296,540
1.60%, 04/15/26 (a)	360,000	333,136
1.45%, 09/15/26 (a)	15,000	13,685
3.38%, 10/15/26 (a)	425,000	407,797
2.75%, 01/15/27 (a)	65,000	60,977
3.13%, 01/15/27 (a)	150,000	142,028
See financial notes
68Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 03/15/27 (a)	225,000	216,690
3.55%, 07/15/27 (a)	250,000	240,171
3.60%, 01/15/28 (a)	300,000	286,256
1.50%, 01/31/28 (a)	250,000	218,712
5.80%, 11/15/28 (a)	205,000	213,565
3.95%, 03/15/29 (a)	600,000	573,902
3.80%, 08/15/29 (a)	395,000	375,118
2.90%, 01/15/30 (a)	185,000	165,422
1.88%, 10/15/30 (a)	400,000	328,319
2.70%, 04/15/31 (a)	200,000	172,158
2.30%, 09/15/31 (a)	200,000	165,770
4.05%, 03/15/32 (a)	250,000	234,645
5.65%, 03/15/33 (a)	200,000	208,089
5.55%, 07/15/33 (a)	350,000	363,075
3.70%, 10/15/49 (a)	250,000	190,061
3.10%, 06/15/50 (a)	325,000	222,523
2.95%, 01/15/51 (a)	275,000	183,621
AT&T, Inc.
3.88%, 01/15/26 (a)	125,000	122,591
5.54%, 02/20/26 (a)	525,000	525,566
1.70%, 03/25/26 (a)	850,000	795,358
2.95%, 07/15/26 (a)	100,000	95,531
3.80%, 02/15/27 (a)	250,000	244,071
4.25%, 03/01/27 (a)	420,000	415,563
2.30%, 06/01/27 (a)	700,000	650,171
1.65%, 02/01/28 (a)	800,000	712,782
4.10%, 02/15/28 (a)	350,000	342,422
4.35%, 03/01/29 (a)	950,000	938,350
4.30%, 02/15/30 (a)	800,000	783,410
2.75%, 06/01/31 (a)	900,000	789,206
2.25%, 02/01/32 (a)	800,000	662,150
2.55%, 12/01/33 (a)	1,241,000	1,013,388
5.40%, 02/15/34 (a)	765,000	789,604
4.50%, 05/15/35 (a)	710,000	673,968
5.25%, 03/01/37 (a)	300,000	301,645
4.90%, 08/15/37 (a)	239,000	231,581
6.30%, 01/15/38	175,000	192,594
4.85%, 03/01/39 (a)	300,000	287,062
5.35%, 09/01/40	250,000	247,314
3.50%, 06/01/41 (a)	700,000	556,605
5.55%, 08/15/41	175,000	178,131
4.30%, 12/15/42 (a)	450,000	392,013
3.10%, 02/01/43 (a)(c)	300,000	226,654
4.65%, 06/01/44 (a)	155,000	138,250
4.80%, 06/15/44 (a)	50,000	45,892
4.35%, 06/15/45 (a)	350,000	303,097
4.75%, 05/15/46 (a)	550,000	499,199
5.15%, 11/15/46 (a)	300,000	289,365
5.65%, 02/15/47 (a)	250,000	260,625
5.45%, 03/01/47 (a)	128,000	127,954
4.50%, 03/09/48 (a)	500,000	438,265
4.55%, 03/09/49 (a)	309,000	271,170
5.15%, 02/15/50 (a)	200,000	193,006
3.65%, 06/01/51 (a)	875,000	660,713
3.30%, 02/01/52 (a)	275,000	196,817
3.50%, 09/15/53 (a)	2,115,000	1,538,650
3.55%, 09/15/55 (a)	2,105,000	1,517,719
3.80%, 12/01/57 (a)	1,700,000	1,265,882
3.65%, 09/15/59 (a)	1,820,000	1,307,135
3.85%, 06/01/60 (a)	400,000	298,899
3.50%, 02/01/61 (a)	100,000	70,055
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33 (a)	300,000	307,787
4.46%, 04/01/48 (a)	500,000	450,506
4.30%, 07/29/49 (a)	50,000	43,051
3.20%, 02/15/52 (a)	300,000	212,815
3.65%, 08/15/52 (a)	250,000	193,785
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
British Telecommunications PLC
5.13%, 12/04/28 (a)	625,000	635,181
9.63%, 12/15/30 (g)	400,000	495,661
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	1,265,000	1,253,523
6.15%, 11/10/26 (a)	485,000	496,205
3.75%, 02/15/28 (a)	265,000	250,699
4.20%, 03/15/28 (a)	400,000	384,810
2.25%, 01/15/29 (a)	200,000	173,852
5.05%, 03/30/29 (a)	375,000	371,601
2.80%, 04/01/31 (a)	500,000	422,536
2.30%, 02/01/32 (a)	300,000	239,026
4.40%, 04/01/33 (a)	150,000	138,971
6.65%, 02/01/34 (a)	50,000	52,848
6.38%, 10/23/35 (a)	600,000	610,185
5.38%, 04/01/38 (a)	250,000	226,736
3.50%, 06/01/41 (a)	300,000	212,416
3.50%, 03/01/42 (a)	400,000	279,578
6.48%, 10/23/45 (a)	1,000,000	983,571
5.38%, 05/01/47 (a)	700,000	598,517
5.75%, 04/01/48 (a)	700,000	622,597
5.13%, 07/01/49 (a)	450,000	366,945
4.80%, 03/01/50 (a)	925,000	721,899
3.70%, 04/01/51 (a)	650,000	423,980
3.90%, 06/01/52 (a)	675,000	455,225
5.25%, 04/01/53 (a)	400,000	336,452
6.83%, 10/23/55 (a)	160,000	160,818
3.85%, 04/01/61 (a)	500,000	314,503
4.40%, 12/01/61 (a)	375,000	260,242
3.95%, 06/30/62 (a)	435,000	276,882
5.50%, 04/01/63 (a)	300,000	251,341
Comcast Corp.
3.38%, 08/15/25 (a)	300,000	293,354
3.95%, 10/15/25 (a)	940,000	928,194
5.25%, 11/07/25	300,000	303,424
3.15%, 03/01/26 (a)	500,000	485,560
2.35%, 01/15/27 (a)	450,000	423,070
3.30%, 02/01/27 (a)	380,000	366,982
3.30%, 04/01/27 (a)	25,000	24,088
5.35%, 11/15/27 (a)	200,000	206,807
3.15%, 02/15/28 (a)	500,000	476,896
3.55%, 05/01/28 (a)	292,000	282,242
4.15%, 10/15/28 (a)	1,200,000	1,184,313
2.65%, 02/01/30 (a)	600,000	540,101
3.40%, 04/01/30 (a)	500,000	468,466
4.25%, 10/15/30 (a)	425,000	419,209
1.95%, 01/15/31 (a)	500,000	421,978
1.50%, 02/15/31 (a)	500,000	408,143
5.50%, 11/15/32 (a)	300,000	319,681
4.25%, 01/15/33	550,000	534,682
7.05%, 03/15/33	250,000	292,375
4.20%, 08/15/34 (a)	350,000	334,917
5.65%, 06/15/35	300,000	322,641
4.40%, 08/15/35 (a)	230,000	221,798
6.50%, 11/15/35	150,000	171,644
3.20%, 07/15/36 (a)	375,000	316,097
6.95%, 08/15/37	50,000	59,263
3.90%, 03/01/38 (a)	350,000	313,481
4.60%, 10/15/38 (a)	300,000	290,968
3.25%, 11/01/39 (a)	425,000	345,260
3.75%, 04/01/40 (a)	450,000	387,564
4.65%, 07/15/42	150,000	141,387
4.75%, 03/01/44	200,000	190,255
4.60%, 08/15/45 (a)	250,000	235,048
3.40%, 07/15/46 (a)	400,000	310,499
4.00%, 08/15/47 (a)	276,000	233,364
See financial notes
Schwab Fixed-Income ETFs | Annual Report69

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.97%, 11/01/47 (a)	598,000	502,748
4.00%, 03/01/48 (a)	300,000	252,922
4.70%, 10/15/48 (a)	550,000	525,858
4.00%, 11/01/49 (a)	600,000	502,931
3.45%, 02/01/50 (a)	550,000	423,190
2.80%, 01/15/51 (a)	500,000	333,734
2.89%, 11/01/51 (a)	1,433,000	970,684
2.45%, 08/15/52 (a)	500,000	311,914
4.05%, 11/01/52 (a)	303,000	255,896
5.35%, 05/15/53 (a)	500,000	518,761
2.94%, 11/01/56 (a)	1,688,000	1,112,592
4.95%, 10/15/58 (a)	300,000	296,097
2.65%, 08/15/62 (a)	350,000	215,509
2.99%, 11/01/63 (a)	1,050,000	678,813
5.50%, 05/15/64 (a)	400,000	421,619
Crown Castle, Inc.
1.35%, 07/15/25 (a)	200,000	189,025
4.45%, 02/15/26 (a)	300,000	295,658
3.70%, 06/15/26 (a)	250,000	241,687
1.05%, 07/15/26 (a)	250,000	225,893
4.00%, 03/01/27 (a)	200,000	193,782
2.90%, 03/15/27 (a)	250,000	234,266
3.65%, 09/01/27 (a)	485,000	461,799
3.80%, 02/15/28 (a)	300,000	285,558
4.30%, 02/15/29 (a)	150,000	144,575
3.10%, 11/15/29 (a)	300,000	269,015
3.30%, 07/01/30 (a)	200,000	179,513
2.25%, 01/15/31 (a)	350,000	290,157
2.10%, 04/01/31 (a)	300,000	244,559
2.50%, 07/15/31 (a)	250,000	208,658
5.10%, 05/01/33 (a)	200,000	198,608
5.80%, 03/01/34 (a)	200,000	207,266
2.90%, 04/01/41 (a)	300,000	214,737
4.75%, 05/15/47 (a)	150,000	131,036
5.20%, 02/15/49 (a)	125,000	118,396
4.00%, 11/15/49 (a)	75,000	59,429
4.15%, 07/01/50 (a)	300,000	243,662
3.25%, 01/15/51 (a)	250,000	175,336
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	1,150,000	1,387,209
9.25%, 06/01/32	50,000	64,953
Discovery Communications LLC
3.45%, 03/15/25 (a)	250,000	243,747
3.95%, 06/15/25 (a)	225,000	219,953
4.90%, 03/11/26 (a)	100,000	99,829
3.95%, 03/20/28 (a)	635,000	605,574
4.13%, 05/15/29 (a)	250,000	237,287
3.63%, 05/15/30 (a)	250,000	227,050
5.00%, 09/20/37 (a)	150,000	134,858
6.35%, 06/01/40	200,000	201,310
4.88%, 04/01/43	125,000	104,607
5.20%, 09/20/47 (a)	375,000	324,061
5.30%, 05/15/49 (a)	225,000	194,708
4.65%, 05/15/50 (a)	300,000	241,713
4.00%, 09/15/55 (a)	439,000	312,535
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	75,173
1.85%, 02/15/31 (a)	250,000	208,878
2.95%, 02/15/51 (a)	250,000	176,958
Fox Corp.
3.05%, 04/07/25 (a)	150,000	146,101
4.71%, 01/25/29 (a)	550,000	547,558
3.50%, 04/08/30 (a)	200,000	184,649
6.50%, 10/13/33 (a)	350,000	379,168
5.48%, 01/25/39 (a)	350,000	341,845
5.58%, 01/25/49 (a)	475,000	456,826
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Grupo Televisa SAB
8.50%, 03/11/32	100,000	117,484
6.63%, 01/15/40	200,000	210,698
5.00%, 05/13/45 (a)	200,000	172,286
6.13%, 01/31/46 (a)	250,000	250,326
5.25%, 05/24/49 (a)	200,000	179,820
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	295,685
2.40%, 03/01/31 (a)	200,000	169,643
5.40%, 10/01/48 (a)	200,000	190,032
Koninklijke KPN NV
8.38%, 10/01/30	200,000	235,902
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	800,000	779,086
4.60%, 05/15/28 (a)	400,000	406,292
4.80%, 05/15/30 (a)	350,000	358,870
3.85%, 08/15/32 (a)	975,000	927,937
4.95%, 05/15/33 (a)	500,000	516,474
4.45%, 08/15/52 (a)	700,000	644,174
5.60%, 05/15/53 (a)	600,000	651,319
4.65%, 08/15/62 (a)	425,000	396,978
5.75%, 05/15/63 (a)	500,000	548,327
NBCUniversal Media LLC
6.40%, 04/30/40	300,000	337,230
5.95%, 04/01/41	175,000	190,404
4.45%, 01/15/43	200,000	183,236
Netflix, Inc.
5.88%, 02/15/25	250,000	252,048
4.38%, 11/15/26	300,000	298,724
4.88%, 04/15/28	450,000	455,914
5.88%, 11/15/28	500,000	528,539
6.38%, 05/15/29	250,000	272,478
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	225,000	195,786
4.20%, 06/01/30 (a)	320,000	310,434
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	350,000	341,365
Orange SA
9.00%, 03/01/31	800,000	989,292
5.38%, 01/13/42	250,000	255,003
5.50%, 02/06/44 (a)	150,000	156,378
Paramount Global
2.90%, 01/15/27 (a)	250,000	231,729
3.38%, 02/15/28 (a)	50,000	45,751
3.70%, 06/01/28 (a)	150,000	138,812
4.20%, 06/01/29 (a)	169,000	158,405
7.88%, 07/30/30	225,000	243,978
4.95%, 01/15/31 (a)(c)	250,000	237,541
4.20%, 05/19/32 (a)	325,000	290,773
5.50%, 05/15/33	200,000	189,960
6.88%, 04/30/36	325,000	330,324
5.90%, 10/15/40 (a)	100,000	90,924
4.85%, 07/01/42 (a)	150,000	120,455
4.38%, 03/15/43	450,000	334,391
5.85%, 09/01/43 (a)	300,000	270,795
5.25%, 04/01/44 (a)	125,000	102,895
4.90%, 08/15/44 (a)	220,000	174,937
4.60%, 01/15/45 (a)	125,000	95,286
4.95%, 05/19/50 (a)	300,000	243,773
Rogers Communications, Inc.
2.95%, 03/15/25 (a)	280,000	272,333
3.63%, 12/15/25 (a)	240,000	233,240
2.90%, 11/15/26 (a)	140,000	132,985
3.20%, 03/15/27 (a)	360,000	343,736
3.80%, 03/15/32 (a)	550,000	507,082
7.50%, 08/15/38	100,000	115,822
See financial notes
70Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 03/15/42 (a)	200,000	176,868
4.50%, 03/15/43 (a)	200,000	177,374
5.45%, 10/01/43 (a)	200,000	194,713
5.00%, 03/15/44 (a)	350,000	328,578
4.30%, 02/15/48 (a)	215,000	179,770
4.35%, 05/01/49 (a)	300,000	254,115
3.70%, 11/15/49 (a)	300,000	227,670
4.55%, 03/15/52 (a)	450,000	393,491
Sprint Capital Corp.
6.88%, 11/15/28	700,000	759,287
8.75%, 03/15/32	575,000	709,714
Sprint LLC
7.63%, 02/15/25 (a)	400,000	407,234
7.63%, 03/01/26 (a)	450,000	470,112
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	100,000	97,971
5.00%, 03/28/26	250,000	251,045
3.70%, 04/14/27 (a)	250,000	242,378
4.00%, 04/14/32 (a)	200,000	190,499
TCI Communications, Inc.
7.88%, 02/15/26	200,000	212,515
7.13%, 02/15/28	250,000	274,084
Telefonica Emisiones SA
4.10%, 03/08/27	350,000	343,326
7.05%, 06/20/36	550,000	622,922
5.21%, 03/08/47	760,000	707,249
4.90%, 03/06/48	375,000	331,530
5.52%, 03/01/49 (a)	350,000	338,733
Telefonica Europe BV
8.25%, 09/15/30	400,000	469,364
TELUS Corp.
2.80%, 02/16/27 (a)	150,000	141,484
3.70%, 09/15/27 (a)	250,000	240,440
3.40%, 05/13/32 (a)	250,000	223,061
4.60%, 11/16/48 (a)	200,000	178,792
4.30%, 06/15/49 (a)	200,000	167,946
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	300,000	349,121
Time Warner Cable LLC
6.55%, 05/01/37	415,000	409,392
7.30%, 07/01/38	400,000	414,818
6.75%, 06/15/39	435,000	433,411
5.88%, 11/15/40 (a)	385,000	350,768
5.50%, 09/01/41 (a)	375,000	329,691
4.50%, 09/15/42 (a)	375,000	296,593
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	850,000	832,490
1.50%, 02/15/26 (a)	450,000	419,432
2.25%, 02/15/26 (a)	500,000	474,118
2.63%, 04/15/26 (a)	325,000	309,399
3.75%, 04/15/27 (a)	1,200,000	1,164,701
5.38%, 04/15/27 (a)	450,000	451,896
4.75%, 02/01/28 (a)	450,000	448,746
2.05%, 02/15/28 (a)	600,000	541,778
4.95%, 03/15/28 (a)	300,000	304,824
4.80%, 07/15/28 (a)	250,000	252,108
2.63%, 02/15/29 (a)	325,000	293,049
2.40%, 03/15/29 (a)	200,000	179,487
3.38%, 04/15/29 (a)	800,000	743,804
3.88%, 04/15/30 (a)	1,750,000	1,661,837
2.55%, 02/15/31 (a)	750,000	645,897
2.88%, 02/15/31 (a)	200,000	176,179
3.50%, 04/15/31 (a)	825,000	755,423
2.25%, 11/15/31 (a)	250,000	208,223
2.70%, 03/15/32 (a)	450,000	384,219
5.20%, 01/15/33 (a)	250,000	256,329
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 07/15/33 (a)	350,000	353,164
4.38%, 04/15/40 (a)	525,000	475,852
3.00%, 02/15/41 (a)	600,000	450,379
4.50%, 04/15/50 (a)	825,000	730,545
3.30%, 02/15/51 (a)	850,000	615,863
3.40%, 10/15/52 (a)	900,000	657,809
5.65%, 01/15/53 (a)	400,000	417,668
5.75%, 01/15/54 (a)	500,000	530,811
6.00%, 06/15/54 (a)	250,000	274,901
3.60%, 11/15/60 (a)	500,000	365,771
5.80%, 09/15/62 (a)	200,000	214,125
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	194,880
3.00%, 02/13/26	350,000	338,650
1.85%, 07/30/26	200,000	187,272
2.95%, 06/15/27	150,000	144,020
7.00%, 03/01/32	150,000	175,719
4.38%, 08/16/41	150,000	138,219
4.13%, 12/01/41	200,000	179,656
4.13%, 06/01/44	330,000	294,957
3.00%, 07/30/46	150,000	110,452
Verizon Communications, Inc.
3.38%, 02/15/25	525,000	515,447
0.85%, 11/20/25 (a)	400,000	371,934
1.45%, 03/20/26 (a)	650,000	605,606
2.63%, 08/15/26	425,000	405,209
4.13%, 03/16/27	720,000	709,941
3.00%, 03/22/27 (a)	250,000	237,886
2.10%, 03/22/28 (a)	870,000	786,984
4.33%, 09/21/28	1,174,000	1,162,218
3.88%, 02/08/29 (a)	525,000	509,310
4.02%, 12/03/29 (a)	1,232,000	1,192,830
3.15%, 03/22/30 (a)	470,000	430,165
1.50%, 09/18/30 (a)	300,000	247,512
1.68%, 10/30/30 (a)	418,000	344,566
7.75%, 12/01/30	150,000	175,998
1.75%, 01/20/31 (a)	600,000	493,947
2.55%, 03/21/31 (a)	1,100,000	949,159
2.36%, 03/15/32 (a)	1,290,000	1,074,510
5.05%, 05/09/33 (a)	300,000	306,465
4.50%, 08/10/33	500,000	488,168
4.40%, 11/01/34 (a)	550,000	530,133
4.27%, 01/15/36	350,000	329,780
5.25%, 03/16/37	400,000	416,526
4.81%, 03/15/39	400,000	387,503
2.65%, 11/20/40 (a)	900,000	649,751
3.40%, 03/22/41 (a)	1,100,000	878,224
2.85%, 09/03/41 (a)	35,000	25,902
4.75%, 11/01/41	50,000	48,626
3.85%, 11/01/42 (a)	206,000	173,341
6.55%, 09/15/43	200,000	230,978
4.13%, 08/15/46	350,000	301,155
4.86%, 08/21/46	650,000	621,415
4.52%, 09/15/48	400,000	365,747
4.00%, 03/22/50 (a)	350,000	290,739
2.88%, 11/20/50 (a)	1,050,000	715,262
3.55%, 03/22/51 (a)	1,350,000	1,041,504
3.88%, 03/01/52 (a)	250,000	203,222
5.01%, 08/21/54	200,000	197,019
4.67%, 03/15/55	225,000	209,287
2.99%, 10/30/56 (a)	1,000,000	665,623
3.00%, 11/20/60 (a)	550,000	361,393
3.70%, 03/22/61 (a)	1,150,000	879,837
Vodafone Group PLC
4.13%, 05/30/25	480,000	474,189
4.38%, 05/30/28	300,000	299,623
7.88%, 02/15/30	200,000	229,563
See financial notes
Schwab Fixed-Income ETFs | Annual Report71

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 11/30/32	135,000	147,340
6.15%, 02/27/37	430,000	465,794
5.00%, 05/30/38	250,000	251,282
4.38%, 02/19/43	400,000	349,486
5.25%, 05/30/48	400,000	390,561
4.88%, 06/19/49	500,000	454,391
4.25%, 09/17/50	475,000	395,603
5.13%, 06/19/59	240,000	219,398
5.75%, 02/10/63 (a)	100,000	101,777
Walt Disney Co.
3.35%, 03/24/25	500,000	490,903
3.70%, 10/15/25 (a)	160,000	157,306
1.75%, 01/13/26	500,000	473,364
3.38%, 11/15/26 (a)	200,000	194,325
3.70%, 03/23/27	200,000	197,093
2.20%, 01/13/28	350,000	324,167
2.00%, 09/01/29 (a)	625,000	555,533
3.80%, 03/22/30	100,000	97,194
2.65%, 01/13/31	700,000	623,521
6.55%, 03/15/33	175,000	202,873
6.20%, 12/15/34	200,000	226,568
6.40%, 12/15/35	250,000	286,716
6.15%, 03/01/37	100,000	111,203
6.65%, 11/15/37	350,000	411,691
4.63%, 03/23/40 (a)	250,000	244,066
3.50%, 05/13/40 (a)	525,000	443,239
6.15%, 02/15/41	175,000	196,920
5.40%, 10/01/43	50,000	52,445
4.75%, 09/15/44 (a)	190,000	183,713
4.95%, 10/15/45 (a)	135,000	132,836
7.75%, 12/01/45	100,000	133,838
4.75%, 11/15/46 (a)	125,000	119,994
2.75%, 09/01/49 (a)	500,000	343,837
4.70%, 03/23/50 (a)(c)	550,000	535,205
3.60%, 01/13/51 (a)	890,000	716,052
3.80%, 05/13/60 (a)	475,000	386,882
Warnermedia Holdings, Inc.
3.64%, 03/15/25	515,000	504,271
3.79%, 03/15/25 (a)	90,000	88,183
6.41%, 03/15/26 (a)	180,000	180,188
3.76%, 03/15/27 (a)	1,200,000	1,150,474
4.05%, 03/15/29 (a)	450,000	426,986
4.28%, 03/15/32 (a)	1,350,000	1,235,420
5.05%, 03/15/42 (a)	1,225,000	1,080,814
5.14%, 03/15/52 (a)	1,975,000	1,699,798
5.39%, 03/15/62 (a)	800,000	688,022
Weibo Corp.
3.38%, 07/08/30 (a)	215,000	185,172
		160,243,957
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	700,000	664,255
2.13%, 02/09/31 (a)(c)	450,000	373,060
4.50%, 11/28/34 (a)	200,000	188,136
4.00%, 12/06/37 (a)	300,000	259,191
2.70%, 02/09/41 (a)	250,000	171,705
4.20%, 12/06/47 (a)	350,000	286,087
3.15%, 02/09/51 (a)	425,000	282,856
4.40%, 12/06/57 (a)	300,000	244,590
3.25%, 02/09/61 (a)	300,000	190,360
Amazon.com, Inc.
3.00%, 04/13/25	500,000	489,769
0.80%, 06/03/25 (a)	350,000	331,829
4.60%, 12/01/25	500,000	501,866
5.20%, 12/03/25 (a)	200,000	202,511
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 05/12/26 (a)	825,000	762,683
3.30%, 04/13/27 (a)	600,000	582,840
1.20%, 06/03/27 (a)	300,000	270,720
3.15%, 08/22/27 (a)	750,000	721,289
4.55%, 12/01/27 (a)	500,000	507,741
1.65%, 05/12/28 (a)	700,000	630,557
3.45%, 04/13/29 (a)	350,000	339,302
4.65%, 12/01/29 (a)	425,000	436,491
1.50%, 06/03/30 (a)	750,000	635,825
2.10%, 05/12/31 (a)	700,000	604,121
3.60%, 04/13/32 (a)	700,000	666,831
4.70%, 12/01/32 (a)	625,000	642,489
4.80%, 12/05/34 (a)	300,000	310,639
3.88%, 08/22/37 (a)	800,000	743,102
2.88%, 05/12/41 (a)	650,000	510,724
4.95%, 12/05/44 (a)	400,000	413,039
4.05%, 08/22/47 (a)	1,075,000	969,589
2.50%, 06/03/50 (a)	750,000	499,764
3.10%, 05/12/51 (a)	1,155,000	864,211
3.95%, 04/13/52 (a)	700,000	613,987
4.25%, 08/22/57 (a)	570,000	525,636
2.70%, 06/03/60 (a)	620,000	411,625
3.25%, 05/12/61 (a)	500,000	368,214
4.10%, 04/13/62 (a)	325,000	287,624
American Honda Finance Corp.
1.50%, 01/13/25	300,000	289,536
5.00%, 05/23/25	400,000	401,431
1.20%, 07/08/25	300,000	284,627
1.00%, 09/10/25	200,000	188,124
5.80%, 10/03/25	250,000	254,602
5.25%, 07/07/26	250,000	254,533
1.30%, 09/09/26	300,000	275,787
2.30%, 09/09/26	425,000	402,291
2.35%, 01/08/27	200,000	188,048
3.50%, 02/15/28	200,000	192,834
2.00%, 03/24/28	300,000	272,141
5.13%, 07/07/28	300,000	309,547
2.25%, 01/12/29	350,000	316,160
4.60%, 04/17/30	200,000	200,221
1.80%, 01/13/31	200,000	169,358
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	97,655
4.40%, 10/01/46 (a)	75,000	60,839
5.40%, 03/15/49 (a)	125,000	116,970
3.10%, 12/01/51 (a)	350,000	228,888
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (a)	200,000	193,475
3.25%, 03/01/32 (a)	250,000	221,079
4.15%, 05/01/52 (a)	300,000	238,000
AutoNation, Inc.
3.80%, 11/15/27 (a)	350,000	328,895
1.95%, 08/01/28 (a)	50,000	43,074
4.75%, 06/01/30 (a)	200,000	193,268
2.40%, 08/01/31 (a)	150,000	120,986
3.85%, 03/01/32 (a)	35,000	31,212
AutoZone, Inc.
3.25%, 04/15/25 (a)	300,000	293,084
3.63%, 04/15/25 (a)	100,000	98,230
3.13%, 04/21/26 (a)	50,000	48,153
3.75%, 06/01/27 (a)	200,000	194,471
6.25%, 11/01/28 (a)	200,000	212,920
3.75%, 04/18/29 (a)	200,000	191,363
4.00%, 04/15/30 (a)	280,000	269,497
1.65%, 01/15/31 (a)	150,000	122,072
4.75%, 08/01/32 (a)	225,000	223,175
6.55%, 11/01/33 (a)	200,000	222,484
See financial notes
72Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	99,490
1.95%, 10/01/30 (a)	200,000	166,326
Block Financial LLC
5.25%, 10/01/25 (a)	125,000	124,360
2.50%, 07/15/28 (a)	150,000	133,929
3.88%, 08/15/30 (a)	200,000	183,243
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	20,000	19,704
3.60%, 06/01/26 (a)	300,000	294,306
3.55%, 03/15/28 (a)	150,000	144,959
4.63%, 04/13/30 (a)	500,000	504,276
BorgWarner, Inc.
2.65%, 07/01/27 (a)	425,000	394,524
4.38%, 03/15/45 (a)	150,000	124,172
California Endowment
2.50%, 04/01/51 (a)	150,000	98,467
CBRE Services, Inc.
4.88%, 03/01/26 (a)	200,000	199,950
2.50%, 04/01/31 (a)	385,000	325,978
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	125,000	111,219
3.70%, 01/15/31 (a)	155,000	134,167
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	475,000	457,809
1.60%, 04/20/30 (a)	400,000	343,025
1.75%, 04/20/32 (a)	450,000	374,817
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	140,680
1.50%, 09/01/30 (a)	250,000	208,764
4.88%, 10/01/43 (a)	100,000	98,536
2.60%, 09/01/50 (a)	210,000	139,663
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	150,192
4.55%, 02/15/48 (a)	120,000	102,159
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	225,000	191,831
4.10%, 01/15/52 (a)	200,000	143,213
Dollar General Corp.
4.15%, 11/01/25 (a)	89,000	87,594
3.88%, 04/15/27 (a)	150,000	145,520
4.63%, 11/01/27 (a)	200,000	198,917
4.13%, 05/01/28 (a)	150,000	146,972
3.50%, 04/03/30 (a)	300,000	276,654
5.00%, 11/01/32 (a)(c)	200,000	199,804
5.45%, 07/05/33 (a)	300,000	306,045
4.13%, 04/03/50 (a)	165,000	131,231
5.50%, 11/01/52 (a)	105,000	102,648
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	250,000	245,625
4.20%, 05/15/28 (a)	325,000	318,288
2.65%, 12/01/31 (a)	400,000	339,911
3.38%, 12/01/51 (a)	150,000	104,239
DR Horton, Inc.
2.60%, 10/15/25 (a)	210,000	201,444
1.40%, 10/15/27 (a)	225,000	200,624
eBay, Inc.
1.90%, 03/11/25 (a)	230,000	221,224
5.90%, 11/22/25 (a)	150,000	152,635
1.40%, 05/10/26 (a)	200,000	185,298
3.60%, 06/05/27 (a)	350,000	338,975
2.70%, 03/11/30 (a)	200,000	178,323
2.60%, 05/10/31 (a)	250,000	218,155
6.30%, 11/22/32 (a)	100,000	110,224
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 07/15/42 (a)	275,000	229,238
3.65%, 05/10/51 (a)	250,000	191,376
Expedia Group, Inc.
5.00%, 02/15/26 (a)	100,000	100,089
4.63%, 08/01/27 (a)	225,000	224,511
3.80%, 02/15/28 (a)	430,000	414,605
3.25%, 02/15/30 (a)	350,000	321,299
2.95%, 03/15/31 (a)	150,000	132,729
Ford Foundation
2.42%, 06/01/50 (a)	205,000	134,942
2.82%, 06/01/70 (a)	130,000	83,182
Ford Motor Co.
4.35%, 12/08/26 (a)(c)	500,000	487,706
6.63%, 10/01/28 (c)	200,000	210,873
9.63%, 04/22/30 (a)	200,000	235,755
3.25%, 02/12/32 (a)	750,000	624,362
6.10%, 08/19/32 (a)	500,000	504,932
4.75%, 01/15/43	550,000	454,943
7.40%, 11/01/46	100,000	109,286
5.29%, 12/08/46 (a)(c)	400,000	354,129
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (a)	400,000	384,984
4.69%, 06/09/25 (a)	100,000	98,237
5.13%, 06/16/25 (a)	500,000	494,129
4.13%, 08/04/25	500,000	486,246
3.38%, 11/13/25 (a)	600,000	574,038
4.39%, 01/08/26	450,000	437,684
6.95%, 03/06/26 (a)	350,000	358,736
6.95%, 06/10/26 (a)	250,000	256,660
4.54%, 08/01/26 (a)	200,000	193,990
2.70%, 08/10/26 (a)	400,000	370,747
4.27%, 01/09/27 (a)	250,000	240,111
4.95%, 05/28/27 (a)	450,000	439,590
4.13%, 08/17/27 (a)	350,000	332,013
3.82%, 11/02/27 (a)	300,000	280,186
7.35%, 11/04/27 (a)	450,000	474,584
2.90%, 02/16/28 (a)	250,000	224,531
6.80%, 05/12/28 (a)	470,000	491,213
6.80%, 11/07/28 (a)	400,000	418,941
2.90%, 02/10/29 (a)	200,000	175,376
5.11%, 05/03/29 (a)	400,000	389,583
7.35%, 03/06/30 (a)	300,000	322,299
7.20%, 06/10/30 (a)	250,000	266,670
4.00%, 11/13/30 (a)	500,000	448,681
3.63%, 06/17/31 (a)	300,000	259,051
7.12%, 11/07/33 (a)	250,000	269,549
General Motors Co.
4.00%, 04/01/25	150,000	147,486
6.13%, 10/01/25 (a)	350,000	354,625
4.20%, 10/01/27 (a)	250,000	244,526
6.80%, 10/01/27 (a)	650,000	689,648
5.00%, 10/01/28 (a)(c)	300,000	302,823
5.40%, 10/15/29 (a)	400,000	407,266
5.60%, 10/15/32 (a)	350,000	358,079
5.00%, 04/01/35	200,000	191,123
6.60%, 04/01/36 (a)	350,000	374,773
5.15%, 04/01/38 (a)	350,000	331,636
6.25%, 10/02/43	450,000	460,986
5.20%, 04/01/45	250,000	225,811
6.75%, 04/01/46 (a)	225,000	242,244
5.40%, 04/01/48 (a)	200,000	183,649
5.95%, 04/01/49 (a)(c)	200,000	196,346
General Motors Financial Co., Inc.
4.00%, 01/15/25 (a)	250,000	245,958
2.90%, 02/26/25 (a)	500,000	485,504
3.80%, 04/07/25	350,000	343,006
See financial notes
Schwab Fixed-Income ETFs | Annual Report73

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 04/09/25 (a)	61,000	60,149
2.75%, 06/20/25 (a)	250,000	240,693
6.05%, 10/10/25	375,000	379,896
1.25%, 01/08/26 (a)	425,000	393,392
5.25%, 03/01/26 (a)	400,000	400,464
5.40%, 04/06/26	500,000	503,593
1.50%, 06/10/26 (a)	550,000	504,627
4.00%, 10/06/26 (a)	300,000	292,035
4.35%, 01/17/27 (a)	500,000	490,460
2.35%, 02/26/27 (a)	250,000	230,429
5.00%, 04/09/27 (a)	400,000	399,598
2.70%, 08/20/27 (a)	300,000	276,930
3.85%, 01/05/28 (a)	175,000	167,410
2.40%, 04/10/28 (a)	325,000	292,082
5.80%, 06/23/28 (a)	100,000	102,854
2.40%, 10/15/28 (a)	300,000	266,656
5.80%, 01/07/29 (a)	500,000	512,385
5.65%, 01/17/29 (a)	150,000	153,640
4.30%, 04/06/29 (a)	350,000	337,783
3.60%, 06/21/30 (a)	500,000	454,871
2.35%, 01/08/31 (a)	300,000	248,249
2.70%, 06/10/31 (a)	350,000	293,735
3.10%, 01/12/32 (a)	400,000	341,066
6.40%, 01/09/33 (a)	100,000	106,546
6.10%, 01/07/34 (a)	500,000	514,993
Genuine Parts Co.
1.75%, 02/01/25 (a)	250,000	240,420
1.88%, 11/01/30 (a)	125,000	101,451
2.75%, 02/01/32 (a)	250,000	209,290
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	400,000	399,148
5.38%, 04/15/26 (a)	325,000	323,558
5.75%, 06/01/28 (a)	170,000	171,560
5.30%, 01/15/29 (a)	225,000	224,126
4.00%, 01/15/30 (a)	200,000	182,641
4.00%, 01/15/31 (a)	250,000	225,372
3.25%, 01/15/32 (a)	200,000	169,778
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	97,133
4.63%, 07/28/45 (a)	100,000	80,424
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	197,021
Home Depot, Inc.
3.35%, 09/15/25 (a)	300,000	294,333
3.00%, 04/01/26 (a)	400,000	387,926
2.13%, 09/15/26 (a)	300,000	282,654
4.95%, 09/30/26 (a)	300,000	304,339
2.50%, 04/15/27 (a)	200,000	188,813
2.80%, 09/14/27 (a)	150,000	142,772
0.90%, 03/15/28 (a)	275,000	240,866
1.50%, 09/15/28 (a)	450,000	399,370
3.90%, 12/06/28 (a)	300,000	295,765
4.90%, 04/15/29 (a)	300,000	308,501
2.95%, 06/15/29 (a)	650,000	612,060
2.70%, 04/15/30 (a)	550,000	503,333
1.38%, 03/15/31 (a)	275,000	224,984
1.88%, 09/15/31 (a)	300,000	251,256
3.25%, 04/15/32 (a)	400,000	369,993
4.50%, 09/15/32 (a)	300,000	306,187
5.88%, 12/16/36	850,000	951,218
3.30%, 04/15/40 (a)	430,000	356,858
5.40%, 09/15/40 (a)	206,000	217,627
5.95%, 04/01/41 (a)	200,000	224,123
4.20%, 04/01/43 (a)	250,000	227,861
4.88%, 02/15/44 (a)	150,000	148,834
4.40%, 03/15/45 (a)	325,000	302,363
4.25%, 04/01/46 (a)	425,000	385,286
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 06/15/47 (a)	360,000	309,813
4.50%, 12/06/48 (a)	350,000	330,816
3.13%, 12/15/49 (a)	400,000	298,208
3.35%, 04/15/50 (a)	300,000	233,264
2.38%, 03/15/51 (a)	400,000	254,429
2.75%, 09/15/51 (a)	250,000	171,332
3.63%, 04/15/52 (a)	600,000	487,059
4.95%, 09/15/52 (a)	300,000	304,210
3.50%, 09/15/56 (a)	297,000	234,214
Honda Motor Co. Ltd.
2.27%, 03/10/25 (a)	250,000	242,434
2.53%, 03/10/27 (a)	200,000	188,838
2.97%, 03/10/32 (a)	225,000	205,905
Hyatt Hotels Corp.
5.38%, 04/23/25 (a)(e)	200,000	200,330
4.85%, 03/15/26 (a)	125,000	124,071
4.38%, 09/15/28 (a)	200,000	194,565
5.75%, 04/23/30 (a)(e)	150,000	155,771
JD.com, Inc.
3.88%, 04/29/26	200,000	194,944
3.38%, 01/14/30 (a)(c)	200,000	181,247
4.13%, 01/14/50 (a)	190,000	149,050
Lear Corp.
3.80%, 09/15/27 (a)	150,000	144,811
4.25%, 05/15/29 (a)	225,000	216,555
2.60%, 01/15/32 (a)	100,000	82,033
5.25%, 05/15/49 (a)	250,000	231,650
Lennar Corp.
4.75%, 05/30/25 (a)	175,000	174,127
5.25%, 06/01/26 (a)	100,000	100,493
5.00%, 06/15/27 (a)	180,000	181,035
4.75%, 11/29/27 (a)	200,000	200,223
LKQ Corp.
5.75%, 06/15/28 (a)	225,000	231,172
6.25%, 06/15/33 (a)	200,000	209,180
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	200,000	197,429
4.40%, 09/08/25	115,000	114,285
3.38%, 09/15/25 (a)	400,000	390,456
4.80%, 04/01/26 (a)	105,000	105,113
2.50%, 04/15/26 (a)	450,000	428,843
3.10%, 05/03/27 (a)	710,000	681,032
1.30%, 04/15/28 (a)	350,000	307,754
6.50%, 03/15/29	401,000	435,560
3.65%, 04/05/29 (a)	672,000	648,209
4.50%, 04/15/30 (a)	400,000	398,190
1.70%, 10/15/30 (a)	300,000	249,614
2.63%, 04/01/31 (a)	500,000	438,666
3.75%, 04/01/32 (a)	500,000	467,701
5.00%, 04/15/33 (a)	425,000	434,343
5.00%, 04/15/40 (a)	125,000	122,476
4.65%, 04/15/42 (a)	150,000	140,114
4.38%, 09/15/45 (a)	150,000	132,753
3.70%, 04/15/46 (a)	450,000	355,883
4.05%, 05/03/47 (a)	450,000	371,640
4.55%, 04/05/49 (a)	200,000	177,706
5.13%, 04/15/50 (a)	150,000	145,207
3.00%, 10/15/50 (a)	395,000	269,312
3.50%, 04/01/51 (a)	175,000	130,790
4.25%, 04/01/52 (a)	555,000	470,679
5.63%, 04/15/53 (a)	400,000	421,777
5.75%, 07/01/53 (a)	150,000	159,488
4.45%, 04/01/62 (a)	375,000	317,895
5.80%, 09/15/62 (a)	300,000	317,629
5.85%, 04/01/63 (a)	150,000	157,979
See financial notes
74Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Magna International, Inc.
4.15%, 10/01/25 (a)	250,000	246,337
2.45%, 06/15/30 (a)	125,000	109,590
5.50%, 03/21/33 (a)	150,000	159,084
Marriott International, Inc.
3.75%, 03/15/25 (a)	150,000	147,486
5.75%, 05/01/25 (a)	350,000	352,291
3.75%, 10/01/25 (a)	150,000	146,551
3.13%, 06/15/26 (a)	300,000	288,286
5.55%, 10/15/28 (a)	250,000	257,924
4.65%, 12/01/28 (a)	150,000	149,473
4.63%, 06/15/30 (a)	500,000	492,042
2.85%, 04/15/31 (a)	325,000	282,144
3.50%, 10/15/32 (a)	475,000	424,045
McDonald's Corp.
3.38%, 05/26/25 (a)	200,000	196,166
3.30%, 07/01/25 (a)	200,000	195,586
1.45%, 09/01/25 (a)	125,000	118,405
3.70%, 01/30/26 (a)	650,000	639,407
3.50%, 03/01/27 (a)	250,000	243,544
3.50%, 07/01/27 (a)	250,000	243,104
3.80%, 04/01/28 (a)	350,000	341,641
4.80%, 08/14/28 (a)	150,000	152,840
2.63%, 09/01/29 (a)	300,000	274,715
2.13%, 03/01/30 (a)	250,000	218,669
3.60%, 07/01/30 (a)	350,000	332,286
4.60%, 09/09/32 (a)	200,000	202,772
4.70%, 12/09/35 (a)	400,000	395,711
6.30%, 10/15/37	230,000	260,972
6.30%, 03/01/38	250,000	284,661
5.70%, 02/01/39	83,000	89,370
3.70%, 02/15/42	100,000	84,646
3.63%, 05/01/43	200,000	166,161
4.60%, 05/26/45 (a)	100,000	94,385
4.88%, 12/09/45 (a)	525,000	517,691
4.45%, 03/01/47 (a)	325,000	298,339
4.45%, 09/01/48 (a)	200,000	185,496
3.63%, 09/01/49 (a)	475,000	381,977
4.20%, 04/01/50 (a)	150,000	133,257
5.15%, 09/09/52 (a)	250,000	254,540
5.45%, 08/14/53 (a)	225,000	239,827
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	91,796
2.50%, 01/15/31 (a)	100,000	82,249
6.00%, 01/15/43 (a)	135,000	126,091
3.97%, 08/06/61 (a)	145,000	95,057
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	425,000	533,376
NIKE, Inc.
2.40%, 03/27/25 (a)	300,000	291,718
2.38%, 11/01/26 (a)	300,000	284,976
2.75%, 03/27/27 (a)	250,000	238,470
2.85%, 03/27/30 (a)	600,000	552,170
3.25%, 03/27/40 (a)	300,000	252,356
3.63%, 05/01/43 (a)	115,000	99,452
3.88%, 11/01/45 (a)	225,000	198,682
3.38%, 11/01/46 (a)	150,000	121,227
3.38%, 03/27/50 (a)(c)	450,000	369,101
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	223,108
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	194,475
3.60%, 09/01/27 (a)	250,000	241,171
4.35%, 06/01/28 (a)	209,000	207,897
3.90%, 06/01/29 (a)	260,000	251,275
1.75%, 03/15/31 (a)	250,000	204,248
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PACCAR Financial Corp.
1.80%, 02/06/25	300,000	290,425
2.85%, 04/07/25	100,000	97,759
3.55%, 08/11/25	175,000	172,336
4.95%, 10/03/25	130,000	130,742
4.45%, 03/30/26	150,000	149,999
1.10%, 05/11/26	250,000	231,311
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	152,012
5.00%, 01/15/27 (a)	150,000	151,141
7.88%, 06/15/32	50,000	58,877
6.38%, 05/15/33	150,000	164,389
6.00%, 02/15/35	100,000	105,308
PVH Corp.
4.63%, 07/10/25 (a)(d)	300,000	295,313
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	170,000	166,623
2.95%, 06/15/30 (a)	200,000	182,249
Rockefeller Foundation
2.49%, 10/01/50 (a)	300,000	199,289
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	198,540
0.88%, 04/15/26 (a)	150,000	137,680
1.88%, 04/15/31 (a)	160,000	131,837
Sands China Ltd.
5.38%, 08/08/25 (a)(e)	500,000	493,331
4.30%, 01/08/26 (a)(e)	200,000	192,683
5.65%, 08/08/28 (a)(e)	600,000	593,147
3.10%, 03/08/29 (a)(e)	200,000	174,013
4.63%, 06/18/30 (a)(e)	200,000	182,465
3.50%, 08/08/31 (a)(e)	200,000	167,093
Starbucks Corp.
3.80%, 08/15/25 (a)	350,000	343,828
4.75%, 02/15/26	250,000	251,137
2.00%, 03/12/27 (a)(c)	200,000	185,477
3.50%, 03/01/28 (a)	150,000	144,393
4.00%, 11/15/28 (a)	250,000	246,279
3.55%, 08/15/29 (a)	300,000	289,477
2.25%, 03/12/30 (a)	250,000	219,661
2.55%, 11/15/30 (a)	375,000	331,762
3.00%, 02/14/32 (a)(c)	400,000	358,903
4.80%, 02/15/33 (a)	150,000	153,229
4.30%, 06/15/45 (a)	125,000	112,173
3.75%, 12/01/47 (a)	150,000	121,156
4.50%, 11/15/48 (a)	250,000	228,362
4.45%, 08/15/49 (a)	350,000	318,308
3.35%, 03/12/50 (a)	150,000	112,674
3.50%, 11/15/50 (a)	300,000	233,574
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	98,586
7.00%, 11/27/26	200,000	207,658
4.13%, 07/15/27 (a)	150,000	143,143
7.35%, 11/27/28 (a)	485,000	509,222
3.05%, 03/15/32 (a)	200,000	162,779
7.85%, 11/27/33 (a)	350,000	373,885
Target Corp.
2.25%, 04/15/25 (a)	500,000	485,052
2.50%, 04/15/26	250,000	240,826
1.95%, 01/15/27 (a)(c)	300,000	280,104
3.38%, 04/15/29 (a)	375,000	361,244
2.35%, 02/15/30 (a)	300,000	268,416
2.65%, 09/15/30 (a)	250,000	224,466
4.50%, 09/15/32 (a)	300,000	303,246
6.50%, 10/15/37	200,000	233,106
7.00%, 01/15/38	100,000	121,909
4.00%, 07/01/42	450,000	408,436
See financial notes
Schwab Fixed-Income ETFs | Annual Report75

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 04/15/46	125,000	103,733
3.90%, 11/15/47 (a)	200,000	173,560
2.95%, 01/15/52 (a)	300,000	215,044
4.80%, 01/15/53 (a)(c)	200,000	198,681
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	379,506
1.15%, 05/15/28 (a)	100,000	87,637
3.88%, 04/15/30 (a)	250,000	241,848
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	150,000	149,113
4.88%, 03/15/27 (a)	250,000	249,288
3.80%, 11/01/29 (a)	100,000	93,770
Toyota Motor Corp.
1.34%, 03/25/26 (a)	300,000	279,795
3.67%, 07/20/28	250,000	244,598
2.76%, 07/02/29	150,000	140,785
5.12%, 07/13/33 (a)	150,000	162,146
Toyota Motor Credit Corp.
4.80%, 01/10/25	350,000	350,250
1.45%, 01/13/25	400,000	386,112
1.80%, 02/13/25	500,000	483,726
3.00%, 04/01/25	550,000	537,969
3.95%, 06/30/25	400,000	395,578
3.65%, 08/18/25	250,000	246,217
0.80%, 10/16/25	400,000	374,201
0.80%, 01/09/26	300,000	278,522
4.45%, 05/18/26	500,000	499,455
1.13%, 06/18/26	250,000	230,944
5.40%, 11/20/26	300,000	307,395
3.20%, 01/11/27	450,000	434,150
3.05%, 03/22/27	550,000	527,436
1.15%, 08/13/27	400,000	357,557
4.55%, 09/20/27	300,000	302,601
5.45%, 11/10/27	125,000	129,695
3.05%, 01/11/28	250,000	238,600
4.63%, 01/12/28	300,000	304,193
3.65%, 01/08/29	400,000	390,857
2.15%, 02/13/30	250,000	220,898
3.38%, 04/01/30	400,000	376,305
5.55%, 11/20/30	300,000	316,249
1.65%, 01/10/31	300,000	250,130
1.90%, 09/12/31	150,000	125,172
4.70%, 01/12/33	250,000	256,905
Tractor Supply Co.
1.75%, 11/01/30 (a)	200,000	164,132
5.25%, 05/15/33 (a)	200,000	205,414
VF Corp.
2.40%, 04/23/25 (a)	275,000	262,836
2.80%, 04/23/27 (a)	225,000	206,986
2.95%, 04/23/30 (a)	250,000	209,254
VICI Properties LP
4.75%, 02/15/28 (a)	400,000	393,330
4.95%, 02/15/30 (a)	300,000	291,324
5.13%, 05/15/32 (a)	400,000	390,433
5.63%, 05/15/52 (a)	215,000	206,247
Walmart, Inc.
3.55%, 06/26/25 (a)	570,000	562,435
3.90%, 09/09/25	500,000	495,632
3.05%, 07/08/26 (a)	100,000	97,081
1.05%, 09/17/26 (a)	175,000	161,046
5.88%, 04/05/27 (c)	300,000	317,168
3.95%, 09/09/27 (a)	100,000	99,470
3.70%, 06/26/28 (a)	550,000	543,723
1.50%, 09/22/28 (a)	200,000	178,826
3.25%, 07/08/29 (a)	350,000	336,276
2.38%, 09/24/29 (a)	150,000	136,866
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.55%, 02/15/30	250,000	295,704
1.80%, 09/22/31 (a)	650,000	551,614
4.15%, 09/09/32 (a)	600,000	600,349
4.10%, 04/15/33 (a)	325,000	321,571
5.25%, 09/01/35	600,000	655,641
6.50%, 08/15/37	100,000	121,093
6.20%, 04/15/38	150,000	177,190
3.95%, 06/28/38 (a)	350,000	333,741
5.63%, 04/01/40	100,000	111,549
5.00%, 10/25/40	150,000	158,969
5.63%, 04/15/41	150,000	168,369
2.50%, 09/22/41 (a)	450,000	333,323
4.00%, 04/11/43 (a)	225,000	205,224
4.30%, 04/22/44 (a)	200,000	191,745
3.63%, 12/15/47 (a)	150,000	127,434
4.05%, 06/29/48 (a)	500,000	457,737
2.95%, 09/24/49 (a)	450,000	336,845
2.65%, 09/22/51 (a)	250,000	174,731
4.50%, 04/15/53 (a)	400,000	389,653
		137,258,685
Consumer Non-Cyclical 3.8%
Abbott Laboratories
2.95%, 03/15/25 (a)	110,000	107,803
3.88%, 09/15/25 (a)	140,000	138,723
3.75%, 11/30/26 (a)	578,000	570,376
1.15%, 01/30/28 (a)	250,000	222,991
1.40%, 06/30/30 (a)	100,000	84,705
4.75%, 11/30/36 (a)	500,000	512,688
6.15%, 11/30/37	150,000	172,902
6.00%, 04/01/39	160,000	185,289
5.30%, 05/27/40	195,000	212,025
4.75%, 04/15/43 (a)	200,000	203,552
4.90%, 11/30/46 (a)	925,000	948,480
AbbVie, Inc.
3.80%, 03/15/25 (a)	1,000,000	987,442
3.60%, 05/14/25 (a)	1,235,000	1,213,332
3.20%, 05/14/26 (a)	550,000	533,691
2.95%, 11/21/26 (a)	1,100,000	1,055,630
4.25%, 11/14/28 (a)	490,000	487,912
3.20%, 11/21/29 (a)	1,520,000	1,421,103
4.55%, 03/15/35 (a)	500,000	491,050
4.50%, 05/14/35 (a)	625,000	611,695
4.30%, 05/14/36 (a)	300,000	287,924
4.05%, 11/21/39 (a)	1,050,000	949,795
4.63%, 10/01/42 (a)	125,000	118,941
4.40%, 11/06/42	750,000	696,910
4.85%, 06/15/44 (a)	275,000	268,019
4.75%, 03/15/45 (a)	218,000	209,803
4.70%, 05/14/45 (a)	775,000	739,780
4.45%, 05/14/46 (a)	550,000	505,740
4.88%, 11/14/48 (a)	500,000	489,358
4.25%, 11/21/49 (a)	1,600,000	1,427,382
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	150,000	104,476
Adventist Health System
2.95%, 03/01/29 (a)	175,000	158,378
3.63%, 03/01/49 (a)	75,000	55,919
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	97,346
2.21%, 06/15/30 (a)	150,000	129,175
4.27%, 08/15/48 (a)	189,000	169,468
3.39%, 10/15/49 (a)	150,000	115,603
3.01%, 06/15/50 (a)	50,000	35,781
See financial notes
76Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	350,000	320,772
2.30%, 03/12/31 (a)	250,000	217,011
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	166,349
AHS Hospital Corp.
5.02%, 07/01/45	115,000	112,708
2.78%, 07/01/51 (a)	150,000	99,767
Allina Health System
3.89%, 04/15/49 (a)	100,000	83,629
2.90%, 11/15/51 (a)	100,000	67,868
Altria Group, Inc.
2.35%, 05/06/25 (a)	250,000	241,194
4.40%, 02/14/26 (a)	250,000	247,760
2.63%, 09/16/26 (a)	150,000	141,913
4.80%, 02/14/29 (a)	560,000	559,097
3.40%, 05/06/30 (a)	200,000	182,920
2.45%, 02/04/32 (a)	550,000	449,813
5.80%, 02/14/39 (a)	450,000	460,233
3.40%, 02/04/41 (a)	425,000	312,361
4.25%, 08/09/42	375,000	306,424
4.50%, 05/02/43	200,000	167,033
5.38%, 01/31/44	600,000	594,138
3.88%, 09/16/46 (a)	450,000	338,907
5.95%, 02/14/49 (a)	650,000	662,807
4.45%, 05/06/50 (a)	210,000	167,178
3.70%, 02/04/51 (a)	400,000	282,463
4.00%, 02/04/61 (a)	200,000	146,497
Amgen, Inc.
1.90%, 02/21/25 (a)	150,000	144,934
5.25%, 03/02/25	590,000	591,614
3.13%, 05/01/25 (a)	425,000	414,447
5.51%, 03/02/26 (a)	450,000	450,301
2.60%, 08/19/26 (a)	400,000	380,274
2.20%, 02/21/27 (a)	450,000	418,589
3.20%, 11/02/27 (a)	400,000	382,304
5.15%, 03/02/28 (a)	1,050,000	1,073,998
1.65%, 08/15/28 (a)	200,000	176,972
3.00%, 02/22/29 (a)	250,000	235,270
4.05%, 08/18/29 (a)	400,000	391,801
2.45%, 02/21/30 (a)	400,000	354,839
5.25%, 03/02/30 (a)	750,000	771,542
2.30%, 02/25/31 (a)	475,000	406,427
2.00%, 01/15/32 (a)	400,000	327,984
3.35%, 02/22/32 (a)	300,000	274,105
4.20%, 03/01/33 (a)	225,000	214,329
5.25%, 03/02/33 (a)	1,250,000	1,281,670
6.38%, 06/01/37	50,000	55,756
6.40%, 02/01/39	80,000	89,296
3.15%, 02/21/40 (a)	500,000	390,015
5.75%, 03/15/40	100,000	104,289
2.80%, 08/15/41 (a)	200,000	145,739
4.95%, 10/01/41	235,000	225,870
5.15%, 11/15/41 (a)	321,000	317,034
5.65%, 06/15/42 (a)	100,000	103,985
5.60%, 03/02/43 (a)	750,000	776,169
4.40%, 05/01/45 (a)	650,000	578,158
4.56%, 06/15/48 (a)	400,000	361,661
3.38%, 02/21/50 (a)	650,000	485,506
4.66%, 06/15/51 (a)	1,000,000	911,412
3.00%, 01/15/52 (a)	200,000	140,269
4.20%, 02/22/52 (a)	250,000	211,931
4.88%, 03/01/53 (a)	300,000	281,022
5.65%, 03/02/53 (a)	1,000,000	1,053,829
2.77%, 09/01/53 (a)	322,000	207,393
4.40%, 02/22/62 (a)	425,000	360,437
5.75%, 03/02/63 (a)	700,000	736,500
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	625,000	613,706
4.70%, 02/01/36 (a)	1,525,000	1,522,662
4.90%, 02/01/46 (a)	2,885,000	2,846,458
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	187,000	187,156
4.63%, 02/01/44	250,000	238,685
4.90%, 02/01/46 (a)	475,000	463,540
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	750,000	742,136
4.75%, 01/23/29 (a)	1,100,000	1,118,875
3.50%, 06/01/30 (a)	500,000	476,738
4.90%, 01/23/31 (a)	275,000	286,166
4.38%, 04/15/38 (a)	125,000	118,830
8.20%, 01/15/39	350,000	468,235
5.45%, 01/23/39 (a)	650,000	686,273
8.00%, 11/15/39	125,000	162,312
4.35%, 06/01/40 (a)	400,000	374,676
4.95%, 01/15/42	490,000	491,441
4.60%, 04/15/48 (a)	600,000	569,482
4.44%, 10/06/48 (a)	450,000	415,866
5.55%, 01/23/49 (a)	1,200,000	1,294,365
4.75%, 04/15/58 (a)	300,000	286,343
5.80%, 01/23/59 (a)	600,000	674,077
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	500,000	476,410
3.25%, 03/27/30 (a)	450,000	420,571
2.90%, 03/01/32 (a)	85,000	75,699
5.38%, 09/15/35	200,000	214,531
3.75%, 09/15/47 (a)	190,000	157,257
4.50%, 03/15/49 (a)	250,000	235,218
2.70%, 09/15/51 (a)	200,000	135,605
Ascension Health
2.53%, 11/15/29 (a)	345,000	308,845
3.11%, 11/15/39 (a)	80,000	63,095
3.95%, 11/15/46	325,000	280,930
4.85%, 11/15/53	125,000	122,436
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	350,000	324,076
4.88%, 03/03/28 (a)	300,000	305,857
1.75%, 05/28/28 (a)	350,000	313,571
4.90%, 03/03/30 (a)	350,000	360,643
2.25%, 05/28/31 (a)	100,000	86,300
AstraZeneca PLC
3.38%, 11/16/25	400,000	391,444
0.70%, 04/08/26 (a)	375,000	345,397
3.13%, 06/12/27 (a)	50,000	48,080
4.00%, 01/17/29 (a)	210,000	207,542
1.38%, 08/06/30 (a)	550,000	457,888
6.45%, 09/15/37	850,000	994,436
4.00%, 09/18/42	350,000	318,435
4.38%, 11/16/45	250,000	235,382
4.38%, 08/17/48 (a)	225,000	211,863
2.13%, 08/06/50 (a)	200,000	128,371
3.00%, 05/28/51 (a)	250,000	187,099
Banner Health
2.34%, 01/01/30 (a)	125,000	109,097
1.90%, 01/01/31 (a)	100,000	82,851
2.91%, 01/01/42 (a)	100,000	73,968
3.18%, 01/01/50 (a)	100,000	73,767
2.91%, 01/01/51 (a)	100,000	68,954
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	30,345
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	175,000	130,259
See financial notes
Schwab Fixed-Income ETFs | Annual Report77

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BAT Capital Corp.
3.22%, 09/06/26 (a)	300,000	287,297
4.70%, 04/02/27 (a)	250,000	247,612
3.56%, 08/15/27 (a)	700,000	668,923
2.26%, 03/25/28 (a)	540,000	483,367
3.46%, 09/06/29 (a)	200,000	184,289
4.91%, 04/02/30 (a)	300,000	295,379
6.34%, 08/02/30 (a)	250,000	263,073
2.73%, 03/25/31 (a)	550,000	461,801
4.74%, 03/16/32 (a)	325,000	312,539
7.75%, 10/19/32 (a)	250,000	282,251
4.39%, 08/15/37 (a)	750,000	629,938
3.73%, 09/25/40 (a)	300,000	221,447
7.08%, 08/02/43 (a)	200,000	212,700
4.54%, 08/15/47 (a)	900,000	693,229
4.76%, 09/06/49 (a)	300,000	238,434
5.28%, 04/02/50 (a)	100,000	85,974
3.98%, 09/25/50 (a)	300,000	212,101
5.65%, 03/16/52 (a)	10,000	9,086
7.08%, 08/02/53 (a)	300,000	321,163
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	325,210
4.45%, 03/16/28 (a)	450,000	443,536
Baxalta, Inc.
4.00%, 06/23/25 (a)	225,000	221,442
5.25%, 06/23/45 (a)	173,000	173,148
Baxter International, Inc.
2.60%, 08/15/26 (a)	200,000	188,705
1.92%, 02/01/27 (a)	500,000	458,389
2.27%, 12/01/28 (a)	200,000	179,301
3.95%, 04/01/30 (a)	100,000	95,054
1.73%, 04/01/31 (a)	200,000	162,897
2.54%, 02/01/32 (a)	450,000	377,947
3.50%, 08/15/46 (a)	150,000	110,430
3.13%, 12/01/51 (a)	285,000	196,657
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	150,000	125,884
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	83,222
4.19%, 11/15/45 (a)	150,000	135,011
3.97%, 11/15/46 (a)	50,000	42,905
2.84%, 11/15/50 (a)	325,000	224,537
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	551,000	534,362
4.69%, 02/13/28 (a)	200,000	201,075
2.82%, 05/20/30 (a)	350,000	313,193
1.96%, 02/11/31 (a)	300,000	250,295
4.69%, 12/15/44 (a)	375,000	351,666
4.67%, 06/06/47 (a)	350,000	327,164
3.79%, 05/20/50 (a)	150,000	122,437
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	150,000	97,710
Biogen, Inc.
4.05%, 09/15/25 (a)	525,000	516,659
2.25%, 05/01/30 (a)	500,000	427,226
3.15%, 05/01/50 (a)	625,000	438,730
3.25%, 02/15/51 (a)	335,000	240,347
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	125,000	118,909
3.70%, 03/15/32 (a)	250,000	225,468
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	100,000	98,271
3.46%, 06/01/30 (a)	100,000	90,999
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 06/01/31 (a)	100,000	82,491
3.21%, 06/01/50 (a)	100,000	69,926
Boston Scientific Corp.
1.90%, 06/01/25 (a)	150,000	143,712
4.00%, 03/01/28 (a)	50,000	48,884
2.65%, 06/01/30 (a)	350,000	312,874
6.50%, 11/15/35 (g)	125,000	141,883
4.55%, 03/01/39 (a)	100,000	95,734
7.38%, 01/15/40	100,000	121,630
4.70%, 03/01/49 (a)	160,000	154,243
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	250,000	233,406
3.20%, 06/15/26 (a)	547,000	531,133
3.25%, 02/27/27	150,000	145,562
1.13%, 11/13/27 (a)	300,000	266,967
3.45%, 11/15/27 (a)	150,000	145,752
3.90%, 02/20/28 (a)	350,000	344,084
3.40%, 07/26/29 (a)	800,000	759,115
1.45%, 11/13/30 (a)	200,000	164,459
5.75%, 02/01/31 (a)	275,000	294,577
2.95%, 03/15/32 (a)	600,000	533,743
5.90%, 11/15/33 (a)	275,000	299,833
4.13%, 06/15/39 (a)	650,000	586,776
2.35%, 11/13/40 (a)	350,000	244,582
3.55%, 03/15/42 (a)	200,000	163,822
3.25%, 08/01/42	150,000	116,890
4.50%, 03/01/44 (a)	50,000	46,054
4.63%, 05/15/44 (a)	50,000	46,820
5.00%, 08/15/45 (a)	300,000	298,125
4.35%, 11/15/47 (a)	425,000	374,865
4.55%, 02/20/48 (a)	406,000	370,219
4.25%, 10/26/49 (a)	1,100,000	955,327
2.55%, 11/13/50 (a)	450,000	285,466
3.70%, 03/15/52 (a)	650,000	511,317
6.25%, 11/15/53 (a)	300,000	343,657
3.90%, 03/15/62 (a)	300,000	233,944
6.40%, 11/15/63 (a)	200,000	232,461
Brown-Forman Corp.
3.50%, 04/15/25 (a)	200,000	196,374
4.00%, 04/15/38 (a)	155,000	140,910
4.50%, 07/15/45 (a)	150,000	139,968
Brunswick Corp.
2.40%, 08/18/31 (a)	160,000	129,735
4.40%, 09/15/32 (a)	160,000	145,926
5.10%, 04/01/52 (a)	100,000	78,441
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	189,064
3.75%, 09/25/27 (a)	300,000	289,411
2.75%, 05/14/31 (a)	350,000	305,043
Campbell Soup Co.
3.95%, 03/15/25 (a)	250,000	246,217
3.30%, 03/19/25 (a)	100,000	97,630
4.15%, 03/15/28 (a)	200,000	196,221
2.38%, 04/24/30 (a)	250,000	216,850
4.80%, 03/15/48 (a)	265,000	242,488
3.13%, 04/24/50 (a)	25,000	17,286
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	200,000	195,550
3.41%, 06/15/27 (a)	350,000	336,132
4.60%, 03/15/43	150,000	133,779
4.50%, 11/15/44 (a)	25,000	21,817
4.90%, 09/15/45 (a)	150,000	137,824
4.37%, 06/15/47 (a)	175,000	150,333
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	125,000	87,547
See financial notes
78Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	150,000	125,975
Cencora, Inc.
3.25%, 03/01/25 (a)	100,000	97,935
3.45%, 12/15/27 (a)	300,000	289,175
2.80%, 05/15/30 (a)	100,000	89,767
2.70%, 03/15/31 (a)	300,000	263,294
4.25%, 03/01/45 (a)	150,000	132,754
4.30%, 12/15/47 (a)	150,000	134,721
Children's Health System of Texas
2.51%, 08/15/50 (a)	175,000	109,830
Children's Hospital
2.93%, 07/15/50 (a)	125,000	81,890
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	88,351
2.59%, 02/01/50 (a)	120,000	78,989
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	91,843
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	150,000	100,507
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	147,758
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	350,000	335,441
5.60%, 11/15/32 (a)	150,000	161,238
5.00%, 06/15/52 (a)	150,000	150,779
Cigna Group
3.25%, 04/15/25 (a)	300,000	292,848
4.13%, 11/15/25 (a)	700,000	691,858
4.50%, 02/25/26 (a)	385,000	382,493
1.25%, 03/15/26 (a)	150,000	139,065
5.69%, 03/15/26 (a)	50,000	50,044
3.40%, 03/01/27 (a)	435,000	419,421
3.05%, 10/15/27 (a)	191,000	181,593
4.38%, 10/15/28 (a)	1,075,000	1,066,724
2.40%, 03/15/30 (a)	500,000	438,193
2.38%, 03/15/31 (a)	450,000	384,404
4.80%, 08/15/38 (a)	625,000	605,709
3.20%, 03/15/40 (a)	150,000	117,539
6.13%, 11/15/41	145,000	159,255
4.80%, 07/15/46 (a)	405,000	381,375
3.88%, 10/15/47 (a)	289,000	235,605
4.90%, 12/15/48 (a)	850,000	809,575
3.40%, 03/15/50 (a)	325,000	240,660
3.40%, 03/15/51 (a)	550,000	408,293
City of Hope
5.62%, 11/15/43	195,000	196,341
Cleveland Clinic Foundation
4.86%, 01/01/14	125,000	118,059
Clorox Co.
3.10%, 10/01/27 (a)	100,000	94,627
3.90%, 05/15/28 (a)	250,000	242,557
4.40%, 05/01/29 (a)	150,000	148,734
1.80%, 05/15/30 (a)	200,000	167,182
Coca-Cola Co.
3.38%, 03/25/27	350,000	342,154
1.45%, 06/01/27	500,000	457,200
1.00%, 03/15/28	500,000	441,230
2.13%, 09/06/29	275,000	248,698
3.45%, 03/25/30	400,000	384,061
1.65%, 06/01/30	450,000	385,807
2.00%, 03/05/31	205,000	177,087
1.38%, 03/15/31	400,000	330,337
2.25%, 01/05/32	500,000	437,056
2.50%, 06/01/40	350,000	265,140
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 03/25/50	150,000	140,089
2.60%, 06/01/50	560,000	387,104
3.00%, 03/05/51	550,000	415,950
2.50%, 03/15/51	500,000	336,704
2.75%, 06/01/60	325,000	225,709
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	200,000	195,850
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	350,000	314,967
1.85%, 09/01/32 (a)	200,000	159,530
5.25%, 11/26/43	150,000	151,109
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	300,000	289,896
3.25%, 08/15/32 (a)	250,000	232,493
4.60%, 03/01/33 (a)	300,000	312,155
4.00%, 08/15/45	200,000	185,008
3.70%, 08/01/47 (a)	57,000	49,957
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	154,946
3.35%, 10/01/29 (a)	350,000	319,839
4.35%, 11/01/42	250,000	218,583
3.82%, 10/01/49 (a)	250,000	198,883
4.19%, 10/01/49 (a)	275,000	232,194
3.91%, 10/01/50 (a)	185,000	146,579
6.46%, 11/01/52 (a)	75,000	88,119
Community Health Network, Inc.
3.10%, 05/01/50 (a)	165,000	111,064
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	250,000	247,901
1.38%, 11/01/27 (a)	400,000	351,778
7.00%, 10/01/28	100,000	107,888
4.85%, 11/01/28 (a)	400,000	400,071
8.25%, 09/15/30	50,000	58,471
5.30%, 11/01/38 (a)	300,000	294,065
5.40%, 11/01/48 (a)	330,000	319,758
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	250,000	247,254
4.75%, 12/01/25	200,000	199,200
3.70%, 12/06/26 (a)	200,000	195,187
4.35%, 05/09/27 (a)	125,000	124,116
3.60%, 02/15/28 (a)	100,000	96,134
4.65%, 11/15/28 (a)	250,000	250,677
3.15%, 08/01/29 (a)	400,000	372,760
2.88%, 05/01/30 (a)	200,000	179,388
2.25%, 08/01/31 (a)	300,000	252,536
4.75%, 05/09/32 (a)	200,000	199,665
4.90%, 05/01/33 (a)	100,000	100,662
4.50%, 05/09/47 (a)	175,000	156,164
4.10%, 02/15/48 (a)	175,000	148,965
5.25%, 11/15/48 (a)	200,000	198,354
3.75%, 05/01/50 (a)	100,000	79,988
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	125,000	97,439
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	150,000	112,112
CVS Health Corp.
4.10%, 03/25/25 (a)	300,000	297,183
3.88%, 07/20/25 (a)	800,000	786,071
5.00%, 02/20/26 (a)	400,000	401,903
2.88%, 06/01/26 (a)	400,000	382,361
3.00%, 08/15/26 (a)	250,000	239,199
3.63%, 04/01/27 (a)	350,000	339,484
6.25%, 06/01/27	235,000	246,989
1.30%, 08/21/27 (a)	600,000	533,750
4.30%, 03/25/28 (a)	1,422,000	1,398,806
5.00%, 01/30/29 (a)	250,000	254,433
See financial notes
Schwab Fixed-Income ETFs | Annual Report79

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 08/15/29 (a)	500,000	465,821
5.13%, 02/21/30 (a)	400,000	406,552
3.75%, 04/01/30 (a)	500,000	471,515
1.75%, 08/21/30 (a)	100,000	82,721
5.25%, 01/30/31 (a)	300,000	308,259
1.88%, 02/28/31 (a)	400,000	329,391
2.13%, 09/15/31 (a)	500,000	414,146
5.25%, 02/21/33 (a)	400,000	409,176
5.30%, 06/01/33 (a)	350,000	359,507
4.88%, 07/20/35 (a)	200,000	196,857
4.78%, 03/25/38 (a)	1,400,000	1,325,358
6.13%, 09/15/39	150,000	159,520
4.13%, 04/01/40 (a)	300,000	258,292
2.70%, 08/21/40 (a)	400,000	285,903
5.30%, 12/05/43 (a)	200,000	194,124
5.13%, 07/20/45 (a)	900,000	853,278
5.05%, 03/25/48 (a)	2,200,000	2,064,686
4.25%, 04/01/50 (a)	250,000	209,438
5.63%, 02/21/53 (a)	350,000	355,576
5.88%, 06/01/53 (a)	350,000	368,685
6.00%, 06/01/63 (a)	200,000	212,974
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	146,765
4.38%, 09/15/45 (a)	125,000	116,451
2.60%, 10/01/50 (a)	250,000	167,697
2.80%, 12/10/51 (a)	275,000	190,925
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	100,000	79,682
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	221,223
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	250,000	226,384
3.25%, 11/15/39 (a)	245,000	203,579
3.40%, 11/15/49 (a)	325,000	257,417
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	189,112
5.38%, 10/05/26 (a)	200,000	204,534
5.30%, 10/24/27 (a)	300,000	310,017
3.88%, 05/18/28 (a)	250,000	245,086
2.38%, 10/24/29 (a)	200,000	180,482
2.00%, 04/29/30 (a)	350,000	303,055
2.13%, 04/29/32 (a)	250,000	208,963
5.50%, 01/24/33 (a)	225,000	239,821
5.63%, 10/05/33 (a)	300,000	324,074
5.88%, 09/30/36	200,000	220,706
3.88%, 04/29/43 (a)	50,000	43,597
Diageo Investment Corp.
7.45%, 04/15/35	100,000	121,859
4.25%, 05/11/42	100,000	91,337
Dignity Health
4.50%, 11/01/42	145,000	128,036
5.27%, 11/01/64	100,000	94,533
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	170,740
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	225,000	221,840
Eli Lilly & Co.
2.75%, 06/01/25 (a)	50,000	48,708
5.00%, 02/27/26 (a)	250,000	250,168
5.50%, 03/15/27	25,000	25,989
3.10%, 05/15/27 (a)	150,000	144,791
3.38%, 03/15/29 (a)	350,000	336,800
4.70%, 02/27/33 (a)	300,000	308,124
3.70%, 03/01/45 (a)	275,000	241,419
3.95%, 05/15/47 (a)	150,000	137,123
3.95%, 03/15/49 (a)	350,000	312,105
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 05/15/50 (a)	500,000	324,135
4.88%, 02/27/53 (a)	200,000	207,605
4.15%, 03/15/59 (a)	225,000	206,619
2.50%, 09/15/60 (a)	400,000	252,334
4.95%, 02/27/63 (a)	200,000	207,732
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	350,000	335,626
4.38%, 05/15/28 (a)	200,000	199,963
2.38%, 12/01/29 (a)	200,000	178,276
2.60%, 04/15/30 (a)	250,000	221,781
4.65%, 05/15/33 (a)(c)	200,000	201,281
4.38%, 06/15/45 (a)	150,000	136,206
4.15%, 03/15/47 (a)	150,000	130,143
3.13%, 12/01/49 (a)	200,000	146,093
5.15%, 05/15/53 (a)	150,000	153,114
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	168,555
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	600,000	458,052
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	38,439
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	400,000	403,678
5.65%, 11/15/27 (a)	525,000	544,210
5.86%, 03/15/30 (a)	350,000	368,173
5.91%, 11/22/32 (a)	500,000	534,029
6.38%, 11/22/52 (a)	300,000	349,302
General Mills, Inc.
4.00%, 04/17/25 (a)	200,000	197,617
5.24%, 11/18/25 (a)	100,000	100,018
3.20%, 02/10/27 (a)	400,000	383,307
4.20%, 04/17/28 (a)	325,000	320,834
2.88%, 04/15/30 (a)	350,000	316,499
2.25%, 10/14/31 (a)	200,000	168,370
4.95%, 03/29/33 (a)	300,000	304,399
4.70%, 04/17/48 (a)	50,000	46,972
3.00%, 02/01/51 (a)	501,000	350,099
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	600,000	590,731
3.65%, 03/01/26 (a)	800,000	784,007
2.95%, 03/01/27 (a)	475,000	453,168
1.20%, 10/01/27 (a)	300,000	267,312
1.65%, 10/01/30 (a)	50,000	41,932
5.25%, 10/15/33 (a)	200,000	208,818
4.60%, 09/01/35 (a)	175,000	173,177
4.00%, 09/01/36 (a)	300,000	276,463
5.65%, 12/01/41 (a)	325,000	347,538
4.80%, 04/01/44 (a)	750,000	724,968
4.50%, 02/01/45 (a)	400,000	370,418
4.75%, 03/01/46 (a)	650,000	621,065
4.15%, 03/01/47 (a)	575,000	501,957
2.80%, 10/01/50 (a)	500,000	346,245
5.55%, 10/15/53 (a)	200,000	217,120
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	150,000	144,567
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	350,000	344,305
3.88%, 05/15/28	550,000	543,181
5.38%, 04/15/34	130,000	140,278
6.38%, 05/15/38	775,000	902,004
4.20%, 03/18/43	175,000	163,642
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	143,949
4.21%, 07/01/48 (a)	100,000	89,120
4.50%, 07/01/57 (a)	145,000	131,927
See financial notes
80Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Haleon U.K. Capital PLC
3.13%, 03/24/25	600,000	585,995
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	500,000	481,517
3.38%, 03/24/29 (a)	300,000	284,251
3.63%, 03/24/32 (a)	500,000	462,272
4.00%, 03/24/52 (a)	300,000	255,219
Hartford HealthCare Corp.
3.45%, 07/01/54	140,000	102,115
Hasbro, Inc.
3.55%, 11/19/26 (a)	200,000	189,891
3.50%, 09/15/27 (a)	150,000	141,530
3.90%, 11/19/29 (a)	250,000	233,419
6.35%, 03/15/40	150,000	156,806
5.10%, 05/15/44 (a)	100,000	88,814
HCA, Inc.
5.38%, 02/01/25	750,000	749,994
5.25%, 04/15/25	450,000	450,228
5.88%, 02/15/26 (a)	565,000	570,617
5.25%, 06/15/26 (a)	350,000	351,830
5.38%, 09/01/26 (a)	300,000	301,758
4.50%, 02/15/27 (a)	350,000	346,466
3.13%, 03/15/27 (a)	350,000	332,259
5.20%, 06/01/28 (a)	250,000	252,692
5.63%, 09/01/28 (a)	400,000	409,900
5.88%, 02/01/29 (a)	250,000	258,047
3.38%, 03/15/29 (a)	150,000	138,561
4.13%, 06/15/29 (a)	575,000	550,527
3.50%, 09/01/30 (a)	750,000	680,502
2.38%, 07/15/31 (a)	310,000	256,567
3.63%, 03/15/32 (a)	500,000	447,634
5.50%, 06/01/33 (a)	300,000	305,384
5.13%, 06/15/39 (a)	225,000	214,975
4.38%, 03/15/42 (a)	160,000	135,780
5.50%, 06/15/47 (a)	450,000	433,295
5.25%, 06/15/49 (a)	550,000	513,014
3.50%, 07/15/51 (a)	450,000	317,352
4.63%, 03/15/52 (a)	600,000	512,393
5.90%, 06/01/53 (a)	250,000	256,837
Hershey Co.
0.90%, 06/01/25 (a)	265,000	251,335
2.30%, 08/15/26 (a)	310,000	294,521
2.45%, 11/15/29 (a)	100,000	90,654
3.13%, 11/15/49 (a)	225,000	172,309
2.65%, 06/01/50 (a)	165,000	114,476
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	175,000	145,497
Hormel Foods Corp.
1.70%, 06/03/28 (a)	200,000	180,145
1.80%, 06/11/30 (a)	250,000	212,952
3.05%, 06/03/51 (a)	250,000	181,249
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	138,161
Illumina, Inc.
5.75%, 12/13/27 (a)	150,000	154,252
2.55%, 03/23/31 (a)	175,000	148,116
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	121,009
2.85%, 11/01/51 (a)	50,000	34,541
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	143,635
2.90%, 06/01/30 (a)	250,000	223,468
3.90%, 06/01/50 (a)	100,000	74,206
Inova Health System Foundation
4.07%, 05/15/52 (a)	150,000	131,638
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	150,000	116,283
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	100,000	76,172
IQVIA, Inc.
5.70%, 05/15/28 (a)(d)	200,000	204,211
6.25%, 02/01/29 (a)(d)	200,000	208,958
J M Smucker Co.
3.50%, 03/15/25	350,000	343,465
5.90%, 11/15/28 (a)	300,000	316,022
2.38%, 03/15/30 (a)	200,000	172,968
2.13%, 03/15/32 (a)	200,000	162,375
6.20%, 11/15/33 (a)	300,000	327,486
4.25%, 03/15/35	200,000	186,511
6.50%, 11/15/43 (a)	200,000	223,301
4.38%, 03/15/45	200,000	177,031
3.55%, 03/15/50 (a)	100,000	73,879
6.50%, 11/15/53 (a)	200,000	231,099
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (a)(d)	500,000	526,485
7.25%, 11/15/53 (a)(d)	200,000	218,137
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	300,000	276,405
5.13%, 02/01/28 (a)	250,000	249,070
5.50%, 01/15/30 (a)	400,000	392,337
3.75%, 12/01/31 (a)	200,000	172,329
3.63%, 01/15/32 (a)	225,000	192,379
3.00%, 05/15/32 (a)	500,000	407,294
5.75%, 04/01/33 (a)	500,000	494,991
4.38%, 02/02/52 (a)	375,000	278,418
6.50%, 12/01/52 (a)	375,000	376,729
Johnson & Johnson
2.63%, 01/15/25 (a)	220,000	215,380
0.55%, 09/01/25 (a)	370,000	346,962
2.45%, 03/01/26 (a)	500,000	480,969
2.95%, 03/03/27 (a)	275,000	265,719
0.95%, 09/01/27 (a)	450,000	402,003
2.90%, 01/15/28 (a)	350,000	335,123
6.95%, 09/01/29	100,000	115,563
1.30%, 09/01/30 (a)	575,000	483,155
4.95%, 05/15/33	100,000	108,136
4.38%, 12/05/33 (a)	250,000	257,171
3.55%, 03/01/36 (a)	317,000	293,507
3.63%, 03/03/37 (a)	550,000	507,590
3.40%, 01/15/38 (a)	300,000	266,255
5.85%, 07/15/38	232,000	265,955
2.10%, 09/01/40 (a)	350,000	249,900
4.50%, 09/01/40	50,000	49,923
4.85%, 05/15/41	150,000	156,254
4.50%, 12/05/43 (a)	200,000	200,290
3.70%, 03/01/46 (a)	575,000	503,071
3.75%, 03/03/47 (a)	300,000	264,733
3.50%, 01/15/48 (a)	175,000	147,543
2.25%, 09/01/50 (a)	375,000	248,138
2.45%, 09/01/60 (a)	425,000	273,700
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	200,000	191,762
2.81%, 06/01/41 (a)	400,000	300,491
4.88%, 04/01/42	50,000	49,311
4.15%, 05/01/47 (a)	400,000	354,276
3.27%, 11/01/49 (a)	300,000	225,852
3.00%, 06/01/51 (a)	450,000	321,801
Kellanova
3.25%, 04/01/26	200,000	193,961
4.30%, 05/15/28 (a)	350,000	346,805
See financial notes
Schwab Fixed-Income ETFs | Annual Report81

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 06/01/30 (a)	250,000	215,035
7.45%, 04/01/31	200,000	229,301
4.50%, 04/01/46	246,000	220,802
Kenvue, Inc.
5.50%, 03/22/25	200,000	201,721
5.35%, 03/22/26 (a)	200,000	203,530
5.05%, 03/22/28 (a)	350,000	358,861
5.00%, 03/22/30 (a)	200,000	207,130
4.90%, 03/22/33 (a)	400,000	412,459
5.10%, 03/22/43 (a)	260,000	270,830
5.05%, 03/22/53 (a)	400,000	414,112
5.20%, 03/22/63 (a)	200,000	209,612
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	150,000	148,549
3.40%, 11/15/25 (a)	200,000	194,527
2.55%, 09/15/26 (a)	150,000	141,801
3.43%, 06/15/27 (a)	200,000	193,068
4.60%, 05/25/28 (a)	400,000	401,088
3.20%, 05/01/30 (a)	300,000	275,971
2.25%, 03/15/31 (a)	250,000	213,807
4.50%, 11/15/45 (a)	150,000	136,100
4.42%, 12/15/46 (a)	200,000	178,040
5.09%, 05/25/48 (a)	75,000	73,992
3.80%, 05/01/50 (a)	295,000	239,516
4.50%, 04/15/52 (a)	400,000	366,655
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	145,047
1.05%, 09/15/27 (a)	200,000	178,638
3.95%, 11/01/28 (a)	200,000	197,441
3.20%, 04/25/29 (a)	200,000	189,796
3.10%, 03/26/30 (a)	200,000	186,731
2.00%, 11/02/31 (a)(c)	150,000	126,992
6.63%, 08/01/37	300,000	357,744
5.30%, 03/01/41	200,000	208,945
3.20%, 07/30/46 (a)	150,000	115,146
3.90%, 05/04/47 (a)	50,000	42,530
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	123,000	126,799
Koninklijke Philips NV
6.88%, 03/11/38	217,000	242,911
5.00%, 03/15/42	150,000	138,207
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	480,726
3.88%, 05/15/27 (a)	400,000	392,556
4.63%, 01/30/29 (a)	100,000	100,857
3.75%, 04/01/30 (a)	250,000	239,203
4.25%, 03/01/31 (a)	65,000	63,804
6.75%, 03/15/32	100,000	113,041
5.00%, 07/15/35 (a)	300,000	302,234
6.88%, 01/26/39	175,000	202,942
4.63%, 10/01/39 (a)	125,000	116,784
6.50%, 02/09/40	200,000	224,824
5.00%, 06/04/42	550,000	531,907
5.20%, 07/15/45 (a)	525,000	514,958
4.38%, 06/01/46 (a)	600,000	525,494
4.88%, 10/01/49 (a)	300,000	284,717
5.50%, 06/01/50 (a)	200,000	206,691
Kroger Co.
2.65%, 10/15/26 (a)	200,000	189,233
3.70%, 08/01/27 (a)	150,000	145,449
4.50%, 01/15/29 (a)	200,000	198,938
2.20%, 05/01/30 (a)	250,000	214,458
1.70%, 01/15/31 (a)	200,000	162,072
7.50%, 04/01/31	100,000	114,946
6.90%, 04/15/38	190,000	216,777
5.40%, 07/15/40 (a)	50,000	49,307
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/15/42 (a)	100,000	94,072
5.15%, 08/01/43 (a)	117,000	112,773
3.88%, 10/15/46 (a)	110,000	86,864
4.45%, 02/01/47 (a)	300,000	266,087
4.65%, 01/15/48 (a)	150,000	134,811
5.40%, 01/15/49 (a)	200,000	202,357
3.95%, 01/15/50 (a)	120,000	98,254
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (a)	210,000	206,452
1.55%, 06/01/26 (a)	96,000	88,736
3.60%, 09/01/27 (a)	200,000	193,221
2.95%, 12/01/29 (a)	250,000	225,352
2.70%, 06/01/31 (a)	150,000	129,565
4.70%, 02/01/45 (a)	250,000	230,984
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	83,183
3.19%, 07/01/49 (a)	140,000	103,895
4.12%, 07/01/55	100,000	85,986
3.34%, 07/01/60 (a)	175,000	126,026
Mattel, Inc.
5.45%, 11/01/41 (a)	200,000	179,468
Mayo Clinic
3.77%, 11/15/43	100,000	86,161
4.00%, 11/15/47	75,000	65,559
4.13%, 11/15/52	110,000	98,368
3.20%, 11/15/61 (a)	150,000	105,598
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	150,000	138,229
3.40%, 08/15/27 (a)	250,000	238,984
2.50%, 04/15/30 (a)	200,000	175,390
4.20%, 08/15/47 (a)	275,000	238,388
McKesson Corp.
0.90%, 12/03/25 (a)	350,000	324,982
1.30%, 08/15/26 (a)	400,000	368,130
3.95%, 02/16/28 (a)	100,000	98,583
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	130,637
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	197,407
5.90%, 11/01/39	125,000	133,706
4.60%, 06/01/44 (a)	175,000	164,240
MedStar Health, Inc.
3.63%, 08/15/49	100,000	76,306
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	250,000	249,247
4.50%, 03/30/33 (a)	375,000	375,351
Medtronic, Inc.
4.38%, 03/15/35	550,000	537,407
4.63%, 03/15/45	500,000	487,366
Memorial Health Services
3.45%, 11/01/49 (a)	100,000	76,317
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	130,244
2.96%, 01/01/50 (a)	150,000	106,372
4.13%, 07/01/52	50,000	44,031
4.20%, 07/01/55	200,000	175,814
Merck & Co., Inc.
2.75%, 02/10/25 (a)	800,000	782,453
0.75%, 02/24/26 (a)	300,000	278,259
1.70%, 06/10/27 (a)	450,000	413,051
1.90%, 12/10/28 (a)	300,000	270,172
3.40%, 03/07/29 (a)	505,000	485,176
4.30%, 05/17/30 (a)	200,000	200,164
1.45%, 06/24/30 (a)	350,000	293,023
See financial notes
82Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 12/10/31 (a)	500,000	427,714
4.50%, 05/17/33 (a)	400,000	403,082
6.50%, 12/01/33 (g)	275,000	323,457
3.90%, 03/07/39 (a)	250,000	227,505
2.35%, 06/24/40 (a)	300,000	218,161
3.60%, 09/15/42 (a)	175,000	148,871
4.15%, 05/18/43	350,000	322,388
4.90%, 05/17/44 (a)	300,000	303,812
3.70%, 02/10/45 (a)	500,000	425,655
4.00%, 03/07/49 (a)	450,000	397,757
2.45%, 06/24/50 (a)	470,000	310,700
2.75%, 12/10/51 (a)	575,000	396,772
5.00%, 05/17/53 (a)	400,000	411,901
2.90%, 12/10/61 (a)	400,000	268,443
5.15%, 05/17/63 (a)	300,000	313,888
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	53,653
5.75%, 11/15/36	100,000	109,185
Methodist Hospital
2.71%, 12/01/50 (a)	175,000	117,582
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	590,000	565,351
5.00%, 05/01/42	300,000	290,349
4.20%, 07/15/46 (a)	450,000	384,331
Mondelez International, Inc.
1.50%, 05/04/25 (a)	250,000	238,519
2.63%, 03/17/27 (a)	250,000	235,948
2.75%, 04/13/30 (a)	275,000	248,718
1.50%, 02/04/31 (a)	200,000	163,379
3.00%, 03/17/32 (a)	250,000	222,047
1.88%, 10/15/32 (a)(c)	225,000	183,458
2.63%, 09/04/50 (a)	250,000	168,016
Montefiore Obligated Group
5.25%, 11/01/48	140,000	102,996
4.29%, 09/01/50	100,000	62,125
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	125,000	99,391
Mount Sinai Hospital
3.98%, 07/01/48	100,000	82,680
3.74%, 07/01/49 (a)	150,000	115,725
3.39%, 07/01/50 (a)	125,000	88,023
MultiCare Health System
2.80%, 08/15/50 (a)	125,000	77,504
Mylan, Inc.
4.55%, 04/15/28 (a)	200,000	194,526
5.40%, 11/29/43 (a)	150,000	130,322
5.20%, 04/15/48 (a)	225,000	186,658
MyMichigan Health
3.41%, 06/01/50 (a)	125,000	90,731
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	103,551
4.02%, 08/01/45	100,000	86,557
4.06%, 08/01/56	100,000	84,973
2.61%, 08/01/60 (a)	100,000	59,602
3.95%, 08/01/19 (a)	175,000	129,696
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	150,000	121,944
4.26%, 11/01/47 (a)	250,000	212,201
3.81%, 11/01/49 (a)	125,000	96,590
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	83,735
Novant Health, Inc.
2.64%, 11/01/36 (a)	150,000	115,893
3.17%, 11/01/51 (a)	175,000	122,604
3.32%, 11/01/61 (a)	125,000	84,769
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Novartis Capital Corp.
1.75%, 02/14/25 (a)	350,000	338,906
3.00%, 11/20/25 (a)	450,000	437,977
2.00%, 02/14/27 (a)	200,000	187,459
3.10%, 05/17/27 (a)	350,000	337,078
2.20%, 08/14/30 (a)	470,000	414,257
3.70%, 09/21/42	100,000	87,212
4.40%, 05/06/44	625,000	599,740
4.00%, 11/20/45 (a)	375,000	338,591
2.75%, 08/14/50 (a)	350,000	253,041
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	125,000	78,389
NYU Langone Hospitals
5.75%, 07/01/43	100,000	106,303
4.78%, 07/01/44	100,000	94,556
4.37%, 07/01/47 (a)	155,000	139,260
3.38%, 07/01/55 (a)	150,000	107,255
OhioHealth Corp.
2.30%, 11/15/31 (a)	135,000	113,570
2.83%, 11/15/41 (a)	50,000	37,244
3.04%, 11/15/50 (a)	150,000	110,737
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	84,694
3.33%, 10/01/50 (a)	100,000	74,703
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	125,000	115,920
4.79%, 11/15/48 (a)	175,000	154,364
3.22%, 11/15/50 (a)	150,000	98,016
PepsiCo, Inc.
2.25%, 03/19/25 (a)	400,000	388,850
2.75%, 04/30/25 (a)	300,000	292,486
3.50%, 07/17/25 (a)	200,000	196,854
5.25%, 11/10/25	300,000	304,815
4.55%, 02/13/26 (a)	150,000	150,739
2.85%, 02/24/26 (a)	300,000	290,245
2.38%, 10/06/26 (a)	300,000	285,293
2.63%, 03/19/27 (a)	250,000	237,402
3.00%, 10/15/27 (a)	500,000	480,842
3.60%, 02/18/28 (a)	300,000	294,100
7.00%, 03/01/29	200,000	224,696
2.63%, 07/29/29 (a)	300,000	276,689
2.75%, 03/19/30 (a)	500,000	459,591
1.63%, 05/01/30 (a)	295,000	251,621
1.40%, 02/25/31 (a)	200,000	165,441
1.95%, 10/21/31 (a)	600,000	509,544
3.90%, 07/18/32 (a)	350,000	343,025
3.50%, 03/19/40 (a)	200,000	170,955
2.63%, 10/21/41 (a)	50,000	37,733
4.00%, 03/05/42	250,000	227,250
3.60%, 08/13/42	145,000	123,170
4.45%, 04/14/46 (a)	375,000	361,600
3.45%, 10/06/46 (a)	200,000	165,693
4.00%, 05/02/47 (a)	225,000	201,554
3.38%, 07/29/49 (a)	250,000	200,066
2.88%, 10/15/49 (a)	350,000	257,688
3.63%, 03/19/50 (a)	300,000	252,405
2.75%, 10/21/51 (a)	250,000	178,014
4.20%, 07/18/52 (a)	50,000	46,402
3.88%, 03/19/60 (a)	250,000	217,164
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	750,000	748,423
4.45%, 05/19/26 (a)	900,000	897,748
4.45%, 05/19/28 (a)	1,100,000	1,100,560
4.65%, 05/19/30 (a)	800,000	806,091
4.75%, 05/19/33 (a)	1,350,000	1,352,655
See financial notes
Schwab Fixed-Income ETFs | Annual Report83

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.11%, 05/19/43 (a)	800,000	798,574
5.30%, 05/19/53 (a)	1,600,000	1,636,278
5.34%, 05/19/63 (a)	1,000,000	1,011,620
Pfizer, Inc.
0.80%, 05/28/25 (a)	150,000	142,013
2.75%, 06/03/26	400,000	383,853
3.00%, 12/15/26	550,000	530,387
3.60%, 09/15/28 (a)	300,000	292,404
3.45%, 03/15/29 (a)	500,000	481,811
2.63%, 04/01/30 (a)	350,000	315,866
1.70%, 05/28/30 (a)	250,000	213,072
1.75%, 08/18/31 (a)	300,000	249,433
4.00%, 12/15/36	250,000	236,076
4.10%, 09/15/38 (a)	200,000	184,308
3.90%, 03/15/39 (a)	300,000	266,298
7.20%, 03/15/39	650,000	806,979
2.55%, 05/28/40 (a)	300,000	220,177
5.60%, 09/15/40	140,000	148,382
4.30%, 06/15/43	250,000	230,075
4.40%, 05/15/44	350,000	331,250
4.13%, 12/15/46	200,000	178,249
4.20%, 09/15/48 (a)	300,000	271,638
4.00%, 03/15/49 (a)	395,000	346,105
2.70%, 05/28/50 (a)	250,000	174,222
Pharmacia LLC
6.60%, 12/01/28 (e)	400,000	437,082
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	200,000	191,294
3.38%, 08/11/25 (a)	150,000	146,512
5.00%, 11/17/25	300,000	301,515
4.88%, 02/13/26	700,000	702,341
2.75%, 02/25/26 (a)	255,000	244,526
0.88%, 05/01/26 (a)	250,000	229,104
3.13%, 08/17/27 (a)	50,000	47,638
5.13%, 11/17/27 (a)	500,000	509,307
4.88%, 02/15/28 (a)	600,000	607,404
3.13%, 03/02/28 (a)	250,000	236,443
5.25%, 09/07/28 (a)	100,000	103,010
3.38%, 08/15/29 (a)	200,000	187,634
5.63%, 11/17/29 (a)	400,000	420,040
5.13%, 02/15/30 (a)	600,000	610,918
2.10%, 05/01/30 (a)	250,000	215,536
1.75%, 11/01/30 (a)	250,000	206,191
5.75%, 11/17/32 (a)	400,000	420,277
5.38%, 02/15/33 (a)	450,000	462,357
6.38%, 05/16/38	530,000	593,325
4.38%, 11/15/41	250,000	222,213
4.50%, 03/20/42	250,000	225,015
3.88%, 08/21/42	250,000	205,343
4.13%, 03/04/43	250,000	212,454
4.88%, 11/15/43	310,000	292,643
4.25%, 11/10/44	350,000	301,046
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	175,000	142,490
2.86%, 01/01/52 (a)	75,000	50,095
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	300,000	271,234
3.50%, 03/01/32 (a)	300,000	254,347
6.25%, 07/01/33 (a)	250,000	257,540
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	99,290
Procter & Gamble Co.
0.55%, 10/29/25	300,000	280,496
4.10%, 01/26/26	200,000	199,491
2.70%, 02/02/26	45,000	43,519
1.00%, 04/23/26	250,000	232,238
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 11/03/26	350,000	334,618
2.80%, 03/25/27	200,000	191,704
2.85%, 08/11/27	200,000	191,691
3.95%, 01/26/28	275,000	274,871
3.00%, 03/25/30	470,000	440,494
1.20%, 10/29/30	375,000	310,714
1.95%, 04/23/31	325,000	281,786
2.30%, 02/01/32	275,000	243,138
4.05%, 01/26/33	250,000	250,781
5.80%, 08/15/34	125,000	145,497
5.55%, 03/05/37	115,000	129,006
3.55%, 03/25/40	210,000	187,913
3.50%, 10/25/47	150,000	128,043
3.60%, 03/25/50	150,000	132,257
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	210,000	183,832
3.74%, 10/01/47	112,000	86,114
3.93%, 10/01/48 (a)	200,000	155,816
2.70%, 10/01/51 (a)	150,000	92,439
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	96,166
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	225,000	220,342
3.45%, 06/01/26 (a)	100,000	97,333
4.20%, 06/30/29 (a)	350,000	343,707
2.95%, 06/30/30 (a)	200,000	179,212
2.80%, 06/30/31 (a)	200,000	174,951
4.70%, 03/30/45 (a)	100,000	91,346
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	75,000	53,989
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	308,490
2.80%, 09/15/50 (a)	250,000	165,717
Revvity, Inc.
1.90%, 09/15/28 (a)	150,000	130,059
3.30%, 09/15/29 (a)	250,000	227,097
2.55%, 03/15/31 (a)	75,000	63,894
2.25%, 09/15/31 (a)	200,000	164,902
3.63%, 03/15/51 (a)	125,000	90,330
Reynolds American, Inc.
4.45%, 06/12/25 (a)	650,000	642,902
5.70%, 08/15/35 (a)	200,000	197,723
7.25%, 06/15/37	125,000	136,529
6.15%, 09/15/43	175,000	174,741
5.85%, 08/15/45 (a)	670,000	632,186
Royalty Pharma PLC
1.20%, 09/02/25 (a)	325,000	303,485
1.75%, 09/02/27 (a)	300,000	269,441
2.20%, 09/02/30 (a)	300,000	252,618
2.15%, 09/02/31 (a)	175,000	143,326
3.30%, 09/02/40 (a)	300,000	226,194
3.55%, 09/02/50 (a)	250,000	178,206
3.35%, 09/02/51 (a)	125,000	85,026
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	143,119
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	175,000	145,409
3.48%, 07/01/49 (a)	80,000	62,409
Sanofi SA
3.63%, 06/19/28 (a)	275,000	269,814
Seattle Children's Hospital
2.72%, 10/01/50 (a)	135,000	89,683
Sentara Healthcare
2.93%, 11/01/51 (a)	100,000	68,542
See financial notes
84Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sharp HealthCare
2.68%, 08/01/50 (a)	100,000	65,751
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	800,000	770,037
Smith & Nephew PLC
2.03%, 10/14/30 (a)	270,000	223,515
Stanford Health Care
3.31%, 08/15/30 (a)	50,000	46,029
3.80%, 11/15/48 (a)	150,000	125,432
3.03%, 08/15/51 (a)	150,000	106,496
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	200,000	172,277
3.75%, 03/15/51 (a)	200,000	155,308
Stryker Corp.
1.15%, 06/15/25 (a)	200,000	189,277
3.38%, 11/01/25 (a)	200,000	194,793
3.50%, 03/15/26 (a)	240,000	234,249
3.65%, 03/07/28 (a)	150,000	145,359
1.95%, 06/15/30 (a)	300,000	256,905
4.10%, 04/01/43 (a)	100,000	88,233
4.38%, 05/15/44 (a)	155,000	142,376
4.63%, 03/15/46 (a)	250,000	241,880
2.90%, 06/15/50 (a)	200,000	145,257
Summa Health
3.51%, 11/15/51 (a)	100,000	72,027
Sutter Health
1.32%, 08/15/25 (a)	200,000	187,227
2.29%, 08/15/30 (a)	250,000	213,852
3.16%, 08/15/40 (a)	100,000	78,498
4.09%, 08/15/48 (a)	330,000	287,666
3.36%, 08/15/50 (a)	200,000	149,185
Sysco Corp.
3.75%, 10/01/25 (a)	200,000	195,625
3.30%, 07/15/26 (a)	250,000	241,696
3.25%, 07/15/27 (a)	200,000	191,469
2.40%, 02/15/30 (a)	200,000	176,534
5.95%, 04/01/30 (a)	200,000	213,062
2.45%, 12/14/31 (a)	150,000	127,114
5.38%, 09/21/35	200,000	206,050
6.60%, 04/01/40 (a)	170,000	191,740
4.85%, 10/01/45 (a)	175,000	161,977
4.50%, 04/01/46 (a)	150,000	133,621
4.45%, 03/15/48 (a)	175,000	154,415
3.30%, 02/15/50 (a)	215,000	158,292
6.60%, 04/01/50 (a)	431,000	505,554
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	500,000	507,783
2.05%, 03/31/30 (a)	750,000	643,648
3.03%, 07/09/40 (a)	450,000	346,650
3.18%, 07/09/50 (a)	490,000	351,160
3.38%, 07/09/60 (a)	300,000	210,926
Texas Health Resources
2.33%, 11/15/50 (a)	100,000	60,963
4.33%, 11/15/55	100,000	90,561
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	250,000	253,565
5.00%, 12/05/26 (a)	300,000	304,926
1.75%, 10/15/28 (a)	200,000	178,513
5.00%, 01/31/29 (a)	300,000	308,209
2.60%, 10/01/29 (a)	260,000	237,143
4.98%, 08/10/30 (a)	250,000	256,376
2.00%, 10/15/31 (a)	375,000	316,301
4.95%, 11/21/32 (a)	200,000	206,555
5.09%, 08/10/33 (a)	250,000	260,574
5.20%, 01/31/34 (a)	200,000	209,993
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 10/15/41 (a)	350,000	265,961
5.30%, 02/01/44 (a)	98,000	102,099
4.10%, 08/15/47 (a)	235,000	210,079
Toledo Hospital
5.75%, 11/15/38 (a)	145,000	145,106
Trinity Health Corp.
2.63%, 12/01/40 (a)	50,000	36,417
4.13%, 12/01/45	175,000	153,155
3.43%, 12/01/48	125,000	98,880
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	300,000	294,413
3.55%, 06/02/27 (a)	300,000	286,607
4.35%, 03/01/29 (a)	360,000	350,403
4.88%, 08/15/34 (a)	250,000	242,845
5.15%, 08/15/44 (a)	175,000	161,240
4.55%, 06/02/47 (a)	250,000	210,172
5.10%, 09/28/48 (a)	310,000	282,127
Unilever Capital Corp.
3.10%, 07/30/25	200,000	196,425
2.00%, 07/28/26	250,000	235,776
2.90%, 05/05/27 (a)	345,000	329,580
3.50%, 03/22/28 (a)	350,000	339,687
2.13%, 09/06/29 (a)	200,000	178,512
1.38%, 09/14/30 (a)	195,000	161,897
1.75%, 08/12/31 (a)	300,000	249,646
5.90%, 11/15/32	325,000	362,531
5.00%, 12/08/33 (a)	300,000	311,907
2.63%, 08/12/51 (a)	300,000	206,717
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	200,000	182,179
2.65%, 10/15/30 (a)	250,000	212,493
2.65%, 01/15/32 (a)	150,000	123,461
UPMC
3.60%, 04/03/25	295,000	288,586
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	550,000	532,754
5.25%, 06/15/46 (a)	250,000	208,595
Viatris, Inc.
1.65%, 06/22/25 (a)	100,000	94,727
2.30%, 06/22/27 (a)	250,000	227,205
2.70%, 06/22/30 (a)	500,000	424,072
3.85%, 06/22/40 (a)	460,000	343,253
4.00%, 06/22/50 (a)	575,000	405,621
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	66,765
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,845
4.75%, 02/26/29 (a)	270,000	269,154
2.40%, 05/15/31 (a)	100,000	83,968
4.50%, 06/01/46 (a)	200,000	169,613
4.60%, 05/15/50 (a)	150,000	126,853
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	130,000	116,457
3.07%, 03/01/51 (a)	125,000	80,773
Wyeth LLC
6.50%, 02/01/34	200,000	226,114
6.00%, 02/15/36	300,000	331,765
5.95%, 04/01/37	550,000	604,479
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	91,437
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	250,000	244,924
3.05%, 01/15/26 (a)	150,000	144,925
2.60%, 11/24/31 (a)	350,000	299,791
4.45%, 08/15/45 (a)	149,000	133,605
See financial notes
Schwab Fixed-Income ETFs | Annual Report85

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	99,592
3.00%, 09/12/27 (a)	300,000	285,061
3.90%, 08/20/28 (a)	320,000	313,554
2.00%, 05/15/30 (a)	500,000	431,538
4.70%, 02/01/43 (a)	350,000	334,958
4.45%, 08/20/48 (a)	150,000	137,125
3.00%, 05/15/50 (a)	215,000	156,646
		284,651,277
Energy 1.7%
Apache Corp.
4.38%, 10/15/28 (a)	105,000	99,742
4.25%, 01/15/30 (a)	125,000	117,842
6.00%, 01/15/37	125,000	123,242
5.10%, 09/01/40 (a)	350,000	300,095
5.25%, 02/01/42 (a)	100,000	84,315
4.75%, 04/15/43 (a)	150,000	118,665
5.35%, 07/01/49 (a)	300,000	249,622
Baker Hughes Holdings LLC
5.13%, 09/15/40	300,000	303,533
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26 (a)	200,000	187,125
3.34%, 12/15/27 (a)	400,000	383,054
3.14%, 11/07/29 (a)	150,000	139,764
4.49%, 05/01/30 (a)	200,000	200,572
4.08%, 12/15/47 (a)	300,000	254,674
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	150,000	152,231
4.45%, 07/15/27 (a)	250,000	245,440
3.40%, 02/15/31 (a)	350,000	314,091
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	200,000	197,371
3.41%, 02/11/26 (a)	367,000	358,648
3.12%, 05/04/26 (a)	300,000	290,471
3.02%, 01/16/27 (a)	325,000	311,588
3.54%, 04/06/27 (a)	150,000	146,131
3.59%, 04/14/27 (a)	250,000	242,753
3.94%, 09/21/28 (a)	325,000	318,670
4.23%, 11/06/28 (a)	550,000	547,288
3.63%, 04/06/30 (a)	200,000	191,783
1.75%, 08/10/30 (a)	200,000	169,534
2.72%, 01/12/32 (a)	600,000	523,836
4.81%, 02/13/33 (a)	500,000	504,782
4.89%, 09/11/33 (a)	400,000	407,353
3.06%, 06/17/41 (a)	400,000	310,231
3.00%, 02/24/50 (a)	775,000	552,620
2.77%, 11/10/50 (a)	525,000	352,226
2.94%, 06/04/51 (a)	650,000	451,051
3.00%, 03/17/52 (a)	400,000	281,278
3.38%, 02/08/61 (a)	525,000	380,570
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	433,280
3.72%, 11/28/28 (a)	250,000	242,769
Burlington Resources LLC
7.20%, 08/15/31	100,000	115,831
7.40%, 12/01/31	25,000	29,303
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	100,000	98,404
2.05%, 07/15/25 (a)	150,000	143,050
3.85%, 06/01/27 (a)	200,000	194,297
2.95%, 07/15/30 (a)	225,000	198,519
7.20%, 01/15/32	75,000	83,634
6.45%, 06/30/33	225,000	242,094
5.85%, 02/01/35	100,000	102,387
6.50%, 02/15/37	150,000	159,708
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 03/15/38	300,000	314,921
6.75%, 02/01/39	100,000	108,725
4.95%, 06/01/47 (a)	250,000	227,307
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	100,000	97,925
2.65%, 01/15/32 (a)	100,000	83,111
5.25%, 06/15/37 (a)	169,000	161,623
6.75%, 11/15/39	200,000	218,942
5.40%, 06/15/47 (a)	175,000	165,759
3.75%, 02/15/52 (a)	200,000	147,771
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	425,000	426,167
5.13%, 06/30/27 (a)	350,000	351,769
3.70%, 11/15/29 (a)	325,000	307,699
2.74%, 12/31/39 (a)	200,000	159,784
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	450,000	430,062
4.00%, 03/01/31 (a)	350,000	318,617
3.25%, 01/31/32 (a)	385,000	328,320
5.95%, 06/30/33 (a)(d)	400,000	410,880
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	292,909
Chevron Corp.
1.55%, 05/11/25 (a)	950,000	911,220
3.33%, 11/17/25 (a)	50,000	49,053
2.95%, 05/16/26 (a)	425,000	411,303
2.00%, 05/11/27 (a)	100,000	92,919
2.24%, 05/11/30 (a)	500,000	443,404
3.08%, 05/11/50 (a)	310,000	234,800
Chevron USA, Inc.
0.69%, 08/12/25 (a)	250,000	235,194
1.02%, 08/12/27 (a)	250,000	222,844
3.85%, 01/15/28 (a)	150,000	148,129
3.25%, 10/15/29 (a)	50,000	47,536
6.00%, 03/01/41 (a)	150,000	171,928
5.25%, 11/15/43 (a)	100,000	105,646
2.34%, 08/12/50 (a)	210,000	134,924
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	383,000	378,576
5.80%, 06/01/45 (a)	100,000	100,050
ConocoPhillips Co.
2.40%, 03/07/25 (a)	200,000	194,390
6.95%, 04/15/29	400,000	446,431
5.90%, 10/15/32	100,000	109,931
5.05%, 09/15/33 (a)	300,000	309,097
6.50%, 02/01/39	500,000	580,317
3.76%, 03/15/42 (a)	400,000	339,412
4.30%, 11/15/44 (a)	200,000	179,716
4.88%, 10/01/47 (a)	375,000	365,987
3.80%, 03/15/52 (a)	300,000	243,245
5.30%, 05/15/53 (a)	250,000	257,389
5.55%, 03/15/54 (a)	150,000	159,725
4.03%, 03/15/62 (a)	550,000	449,315
5.70%, 09/15/63 (a)	150,000	162,467
Continental Resources, Inc.
4.38%, 01/15/28 (a)	300,000	290,692
4.90%, 06/01/44 (a)	200,000	162,048
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	193,541
4.38%, 03/15/29 (a)	150,000	146,002
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	100,000	100,160
5.63%, 07/15/27 (a)	200,000	205,137
5.13%, 05/15/29 (a)	300,000	300,712
8.13%, 08/16/30	150,000	174,051
See financial notes
86Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 02/15/32 (a)	200,000	173,848
5.60%, 04/01/44 (a)	50,000	48,934
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	151,865
5.25%, 10/15/27 (a)	100,000	100,867
5.88%, 06/15/28 (a)(d)	150,000	151,510
4.50%, 01/15/30 (a)	170,000	163,537
7.88%, 09/30/31	150,000	175,245
7.95%, 04/15/32	100,000	116,612
5.60%, 07/15/41 (a)	250,000	242,219
4.75%, 05/15/42 (a)	250,000	219,331
5.00%, 06/15/45 (a)	250,000	221,819
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	250,000	242,570
3.50%, 12/01/29 (a)	300,000	279,174
3.13%, 03/24/31 (a)	180,000	160,299
6.25%, 03/15/33 (a)	300,000	321,367
4.40%, 03/24/51 (a)	225,000	187,247
4.25%, 03/15/52 (a)	150,000	121,276
6.25%, 03/15/53 (a)	200,000	214,621
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	150,000	135,107
4.80%, 11/01/43 (a)(d)	110,000	100,320
4.60%, 12/15/44 (a)	225,000	192,772
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	151,744
7.50%, 04/15/38	100,000	117,200
5.50%, 09/15/40 (a)	200,000	197,291
7.38%, 10/15/45 (a)	150,000	177,257
Enbridge, Inc.
2.50%, 02/14/25	150,000	145,463
5.97%, 03/08/26 (a)	200,000	200,218
1.60%, 10/04/26 (a)	150,000	137,453
5.90%, 11/15/26 (a)	200,000	205,459
4.25%, 12/01/26 (a)	300,000	296,530
3.70%, 07/15/27 (a)	225,000	217,570
6.00%, 11/15/28 (a)	200,000	210,276
3.13%, 11/15/29 (a)	500,000	457,969
6.20%, 11/15/30 (a)	200,000	214,135
5.70%, 03/08/33 (a)	700,000	729,515
2.50%, 08/01/33 (a)	425,000	348,248
4.50%, 06/10/44 (a)	670,000	577,474
5.50%, 12/01/46 (a)	150,000	148,376
4.00%, 11/15/49 (a)	150,000	119,932
Energy Transfer LP
4.05%, 03/15/25 (a)	200,000	196,937
2.90%, 05/15/25 (a)	300,000	291,108
5.95%, 12/01/25 (a)	125,000	126,516
4.75%, 01/15/26 (a)	200,000	198,767
6.05%, 12/01/26 (a)	350,000	359,892
4.40%, 03/15/27 (a)	200,000	195,826
4.20%, 04/15/27 (a)	250,000	243,219
5.50%, 06/01/27 (a)	425,000	430,912
4.00%, 10/01/27 (a)	200,000	193,054
5.55%, 02/15/28 (a)	250,000	255,767
4.95%, 05/15/28 (a)	250,000	249,270
4.95%, 06/15/28 (a)	350,000	349,414
5.25%, 04/15/29 (a)	500,000	504,147
4.15%, 09/15/29 (a)	200,000	190,858
3.75%, 05/15/30 (a)	250,000	232,203
6.40%, 12/01/30 (a)	400,000	428,151
5.75%, 02/15/33 (a)	425,000	439,776
6.55%, 12/01/33 (a)	400,000	434,578
4.90%, 03/15/35 (a)	275,000	262,440
6.63%, 10/15/36	225,000	242,894
7.50%, 07/01/38	150,000	174,129
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 06/01/41 (a)	200,000	202,040
6.50%, 02/01/42 (a)	350,000	370,837
6.10%, 02/15/42	100,000	100,852
4.95%, 01/15/43 (a)	100,000	87,730
5.15%, 02/01/43 (a)	150,000	134,009
5.95%, 10/01/43 (a)	148,000	147,088
5.30%, 04/01/44 (a)	150,000	138,587
5.00%, 05/15/44 (a)	75,000	66,151
5.15%, 03/15/45 (a)	300,000	275,725
5.35%, 05/15/45 (a)	100,000	93,152
6.13%, 12/15/45 (a)	300,000	304,050
5.30%, 04/15/47 (a)	250,000	230,587
5.40%, 10/01/47 (a)	400,000	373,924
6.00%, 06/15/48 (a)	300,000	303,457
6.25%, 04/15/49 (a)	500,000	518,954
5.00%, 05/15/50 (a)	550,000	492,247
Eni USA, Inc.
7.30%, 11/15/27	100,000	107,684
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	400,000	394,876
5.05%, 01/10/26	200,000	202,036
3.70%, 02/15/26 (a)	150,000	147,951
3.95%, 02/15/27 (a)	25,000	24,631
4.15%, 10/16/28 (a)	300,000	296,777
3.13%, 07/31/29 (a)	450,000	421,377
2.80%, 01/31/30 (a)	400,000	362,581
6.88%, 03/01/33	150,000	172,819
6.65%, 10/15/34	100,000	114,862
7.55%, 04/15/38	150,000	184,259
6.13%, 10/15/39	225,000	246,445
6.45%, 09/01/40	170,000	192,948
5.95%, 02/01/41	200,000	215,757
5.70%, 02/15/42	175,000	184,776
4.85%, 08/15/42 (a)	200,000	192,142
4.45%, 02/15/43 (a)	300,000	274,966
4.85%, 03/15/44 (a)	400,000	385,573
5.10%, 02/15/45 (a)	350,000	345,585
4.90%, 05/15/46 (a)	250,000	239,173
4.25%, 02/15/48 (a)	350,000	308,666
4.80%, 02/01/49 (a)	400,000	380,165
4.20%, 01/31/50 (a)	400,000	348,102
3.70%, 01/31/51 (a)	325,000	259,779
3.20%, 02/15/52 (a)	350,000	256,367
3.30%, 02/15/53 (a)	100,000	74,428
4.95%, 10/15/54 (a)	125,000	121,126
3.95%, 01/31/60 (a)	325,000	265,287
5.25%, 08/16/77 (a)(b)	300,000	288,445
5.38%, 02/15/78 (a)(b)	210,000	188,629
EOG Resources, Inc.
3.15%, 04/01/25 (a)	150,000	147,156
4.15%, 01/15/26 (a)	250,000	247,853
4.38%, 04/15/30 (a)	250,000	249,659
3.90%, 04/01/35 (a)	165,000	152,015
4.95%, 04/15/50 (a)	100,000	98,918
EQT Corp.
6.63%, 02/01/25 (a)(g)	150,000	150,622
3.90%, 10/01/27 (a)	350,000	335,389
5.70%, 04/01/28 (a)	150,000	152,717
5.00%, 01/15/29 (a)	100,000	99,438
7.50%, 02/01/30 (a)(g)	200,000	215,110
Exxon Mobil Corp.
2.71%, 03/06/25 (a)	500,000	488,682
2.99%, 03/19/25 (a)	800,000	783,978
3.04%, 03/01/26 (a)	750,000	728,774
2.28%, 08/16/26 (a)	300,000	285,631
3.29%, 03/19/27 (a)	300,000	291,406
2.44%, 08/16/29 (a)	250,000	227,711
See financial notes
Schwab Fixed-Income ETFs | Annual Report87

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.48%, 03/19/30 (a)	550,000	523,528
2.61%, 10/15/30 (a)	600,000	536,115
3.00%, 08/16/39 (a)	150,000	120,702
4.23%, 03/19/40 (a)	550,000	511,412
3.57%, 03/06/45 (a)	300,000	247,426
4.11%, 03/01/46 (a)	750,000	668,903
3.10%, 08/16/49 (a)	475,000	353,589
4.33%, 03/19/50 (a)	675,000	616,857
3.45%, 04/15/51 (a)	750,000	590,136
Halliburton Co.
2.92%, 03/01/30 (a)	300,000	270,305
4.85%, 11/15/35 (a)	375,000	369,598
6.70%, 09/15/38	350,000	410,324
7.45%, 09/15/39	300,000	375,968
4.75%, 08/01/43 (a)	200,000	188,357
5.00%, 11/15/45 (a)	650,000	631,402
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	200,000	168,383
Hess Corp.
4.30%, 04/01/27 (a)	200,000	198,102
7.88%, 10/01/29	175,000	201,379
7.30%, 08/15/31	163,000	188,694
7.13%, 03/15/33	160,000	185,690
6.00%, 01/15/40	225,000	245,258
5.60%, 02/15/41	375,000	394,575
5.80%, 04/01/47 (a)	150,000	162,135
HF Sinclair Corp.
5.88%, 04/01/26 (a)	200,000	202,261
4.50%, 10/01/30 (a)	125,000	117,233
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	100,000	112,183
7.75%, 03/15/32	100,000	113,974
7.30%, 08/15/33	125,000	142,277
5.80%, 03/15/35	150,000	153,367
6.50%, 02/01/37	250,000	264,357
6.95%, 01/15/38	350,000	385,464
6.50%, 09/01/39	200,000	210,969
6.55%, 09/15/40	150,000	159,418
7.50%, 11/15/40	150,000	170,250
6.38%, 03/01/41	285,000	293,596
5.63%, 09/01/41	100,000	96,062
5.00%, 08/15/42 (a)	100,000	90,293
4.70%, 11/01/42 (a)	100,000	85,936
5.00%, 03/01/43 (a)	350,000	314,417
5.50%, 03/01/44 (a)	290,000	276,319
5.40%, 09/01/44 (a)	100,000	94,129
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	650,000	642,521
4.30%, 03/01/28 (a)	390,000	385,442
2.00%, 02/15/31 (a)	375,000	312,007
7.80%, 08/01/31	250,000	286,742
7.75%, 01/15/32	250,000	286,461
4.80%, 02/01/33 (a)	250,000	241,349
5.20%, 06/01/33 (a)	100,000	99,555
5.30%, 12/01/34 (a)	150,000	149,570
5.55%, 06/01/45 (a)	525,000	507,433
5.05%, 02/15/46 (a)	150,000	134,633
5.20%, 03/01/48 (a)	246,000	226,562
3.25%, 08/01/50 (a)	275,000	184,760
5.45%, 08/01/52 (a)	225,000	216,206
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	227,279
5.15%, 10/15/43 (a)	200,000	188,066
4.25%, 09/15/46 (a)	150,000	121,499
4.20%, 10/03/47 (a)	150,000	119,915
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 02/01/49 (a)	174,000	154,876
3.95%, 03/01/50 (a)	250,000	192,176
Marathon Oil Corp.
4.40%, 07/15/27 (a)	300,000	293,095
6.80%, 03/15/32	88,000	95,565
6.60%, 10/01/37	250,000	265,323
5.20%, 06/01/45 (a)	150,000	133,753
Marathon Petroleum Corp.
4.70%, 05/01/25 (a)	300,000	298,074
5.13%, 12/15/26 (a)	200,000	202,466
3.80%, 04/01/28 (a)	100,000	95,727
6.50%, 03/01/41 (a)	425,000	458,328
4.75%, 09/15/44 (a)	275,000	247,094
4.50%, 04/01/48 (a)	100,000	84,305
5.00%, 09/15/54 (a)	125,000	110,553
MPLX LP
4.00%, 02/15/25 (a)	150,000	147,840
4.88%, 06/01/25 (a)	350,000	347,972
1.75%, 03/01/26 (a)	450,000	421,302
4.13%, 03/01/27 (a)	400,000	392,031
4.25%, 12/01/27 (a)	246,000	240,622
4.00%, 03/15/28 (a)	275,000	265,731
4.80%, 02/15/29 (a)	250,000	248,703
2.65%, 08/15/30 (a)	450,000	388,903
4.95%, 09/01/32 (a)	275,000	269,788
5.00%, 03/01/33 (a)	300,000	294,406
4.50%, 04/15/38 (a)	500,000	445,438
5.20%, 03/01/47 (a)	300,000	279,170
5.20%, 12/01/47 (a)	100,000	92,073
4.70%, 04/15/48 (a)	675,000	584,671
5.50%, 02/15/49 (a)	425,000	412,229
4.95%, 03/14/52 (a)	400,000	357,495
4.90%, 04/15/58 (a)	200,000	170,920
National Fuel Gas Co.
5.20%, 07/15/25 (a)	150,000	149,403
5.50%, 01/15/26 (a)	150,000	150,242
3.95%, 09/15/27 (a)	200,000	190,688
4.75%, 09/01/28 (a)	100,000	97,338
2.95%, 03/01/31 (a)	70,000	58,875
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	247,433
NOV, Inc.
3.60%, 12/01/29 (a)	150,000	138,983
3.95%, 12/01/42 (a)	300,000	232,669
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	200,000	201,470
5.55%, 03/15/26 (a)	200,000	201,703
8.50%, 07/15/27 (a)	250,000	272,928
8.88%, 07/15/30 (a)	350,000	409,920
6.63%, 09/01/30 (a)	500,000	532,355
6.13%, 01/01/31 (a)	400,000	416,159
7.50%, 05/01/31	250,000	280,626
7.88%, 09/15/31	150,000	170,809
6.45%, 09/15/36	300,000	318,315
7.95%, 06/15/39	195,000	227,682
6.20%, 03/15/40	200,000	206,268
6.60%, 03/15/46 (a)	200,000	216,164
4.40%, 04/15/46 (a)	150,000	122,863
4.20%, 03/15/48 (a)	150,000	117,968
ONEOK Partners LP
4.90%, 03/15/25 (a)	175,000	174,201
6.65%, 10/01/36	210,000	229,474
6.85%, 10/15/37	175,000	193,454
6.13%, 02/01/41 (a)	200,000	209,420
6.20%, 09/15/43 (a)	150,000	158,809
See financial notes
88Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ONEOK, Inc.
2.20%, 09/15/25 (a)	150,000	142,829
5.85%, 01/15/26 (a)	200,000	203,239
5.55%, 11/01/26 (a)	250,000	254,576
4.00%, 07/13/27 (a)	150,000	145,807
4.55%, 07/15/28 (a)	225,000	222,252
4.35%, 03/15/29 (a)	200,000	194,591
3.40%, 09/01/29 (a)	250,000	230,640
3.10%, 03/15/30 (a)	250,000	225,038
6.35%, 01/15/31 (a)	200,000	213,973
6.10%, 11/15/32 (a)	500,000	532,136
6.00%, 06/15/35	100,000	103,310
4.95%, 07/13/47 (a)	225,000	202,529
5.20%, 07/15/48 (a)	300,000	282,068
4.45%, 09/01/49 (a)	200,000	168,412
4.50%, 03/15/50 (a)	75,000	63,029
7.15%, 01/15/51 (a)	150,000	173,169
6.63%, 09/01/53 (a)	500,000	561,881
Ovintiv, Inc.
5.38%, 01/01/26 (a)	150,000	150,184
5.65%, 05/15/28 (a)	200,000	204,301
7.20%, 11/01/31	200,000	218,059
7.38%, 11/01/31	200,000	220,893
6.25%, 07/15/33 (a)	200,000	207,104
6.50%, 08/15/34	250,000	266,738
6.63%, 08/15/37	100,000	103,954
6.50%, 02/01/38	200,000	207,045
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 (a)	250,000	239,576
7.15%, 10/01/33 (a)	50,000	53,028
Phillips 66
3.85%, 04/09/25 (a)	200,000	196,895
1.30%, 02/15/26 (a)	200,000	185,781
3.90%, 03/15/28 (a)	200,000	194,868
2.15%, 12/15/30 (a)	250,000	211,136
4.65%, 11/15/34 (a)	150,000	146,254
5.88%, 05/01/42	400,000	433,545
4.88%, 11/15/44 (a)	425,000	408,487
3.30%, 03/15/52 (a)	300,000	215,454
Phillips 66 Co.
3.61%, 02/15/25 (a)	200,000	196,596
4.95%, 12/01/27 (a)	200,000	202,073
3.75%, 03/01/28 (a)	275,000	264,977
3.15%, 12/15/29 (a)	325,000	300,074
4.68%, 02/15/45 (a)	185,000	169,048
4.90%, 10/01/46 (a)	175,000	164,263
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	250,000	232,416
5.10%, 03/29/26	300,000	302,237
1.90%, 08/15/30 (a)	300,000	255,475
2.15%, 01/15/31 (a)	250,000	213,279
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	350,000	346,351
4.50%, 12/15/26 (a)	210,000	207,655
3.55%, 12/15/29 (a)	150,000	138,158
3.80%, 09/15/30 (a)	200,000	184,411
6.65%, 01/15/37	250,000	269,092
5.15%, 06/01/42 (a)	150,000	136,188
4.30%, 01/31/43 (a)	200,000	160,516
4.70%, 06/15/44 (a)	100,000	83,973
4.90%, 02/15/45 (a)	200,000	173,303
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	550,000	551,130
5.88%, 06/30/26 (a)	500,000	509,078
5.00%, 03/15/27 (a)	420,000	422,102
4.20%, 03/15/28 (a)	450,000	441,191
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/15/30 (a)	525,000	514,322
5.90%, 09/15/37 (a)	150,000	158,781
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	189,557
Schlumberger Investment SA
4.50%, 05/15/28 (a)	200,000	202,343
2.65%, 06/26/30 (a)	225,000	202,341
Shell International Finance BV
3.25%, 05/11/25	800,000	785,200
2.88%, 05/10/26	500,000	481,822
2.50%, 09/12/26	300,000	285,771
3.88%, 11/13/28 (a)	500,000	492,846
2.38%, 11/07/29 (a)	400,000	360,300
2.75%, 04/06/30 (a)	500,000	457,696
4.13%, 05/11/35	450,000	430,255
6.38%, 12/15/38	700,000	806,813
5.50%, 03/25/40	25,000	26,711
2.88%, 11/26/41 (a)	125,000	94,817
3.63%, 08/21/42	250,000	211,926
4.55%, 08/12/43	375,000	355,341
4.38%, 05/11/45	825,000	757,741
4.00%, 05/10/46	725,000	629,738
3.75%, 09/12/46	400,000	332,843
3.13%, 11/07/49 (a)	500,000	369,115
3.25%, 04/06/50 (a)	650,000	489,648
3.00%, 11/26/51 (a)	275,000	196,915
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	185,000	181,039
3.38%, 10/15/26 (a)	150,000	144,538
5.95%, 09/25/43 (a)	200,000	205,034
4.50%, 03/15/45 (a)	100,000	85,855
Suncor Energy, Inc.
5.95%, 12/01/34	150,000	157,425
6.80%, 05/15/38	235,000	257,698
6.50%, 06/15/38	500,000	535,859
6.85%, 06/01/39	150,000	165,625
4.00%, 11/15/47 (a)	350,000	277,790
3.75%, 03/04/51 (a)	200,000	150,500
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	226,379
6.15%, 03/01/29 (a)	250,000	261,774
4.20%, 02/01/33 (a)	250,000	230,566
6.13%, 03/15/33 (a)	250,000	264,004
6.50%, 03/30/34 (a)	250,000	270,644
4.95%, 04/15/52 (a)	225,000	198,002
6.25%, 07/01/52 (a)	150,000	155,580
6.50%, 02/15/53 (a)	250,000	270,893
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	450,000	457,347
5.50%, 03/01/30 (a)	200,000	199,985
4.88%, 02/01/31 (a)	450,000	437,349
4.00%, 01/15/32 (a)	400,000	364,792
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	197,637
3.90%, 05/25/27 (a)	100,000	96,105
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	105,628
Tosco Corp.
8.13%, 02/15/30	200,000	235,898
TotalEnergies Capital International SA
2.43%, 01/10/25 (a)	600,000	585,564
3.46%, 02/19/29 (a)	356,000	343,769
2.83%, 01/10/30 (a)	300,000	276,277
2.99%, 06/29/41 (a)	250,000	195,206
3.46%, 07/12/49 (a)	300,000	237,411
See financial notes
Schwab Fixed-Income ETFs | Annual Report89

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 05/29/50 (a)	700,000	515,411
3.39%, 06/29/60 (a)	250,000	186,526
TotalEnergies Capital SA
3.88%, 10/11/28	275,000	270,238
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	335,000	334,329
4.25%, 05/15/28 (a)	575,000	560,617
4.10%, 04/15/30 (a)	150,000	142,778
2.50%, 10/12/31 (a)	150,000	125,646
4.63%, 03/01/34 (a)	400,000	379,070
5.85%, 03/15/36	150,000	155,495
6.20%, 10/15/37	275,000	293,645
4.75%, 05/15/38 (a)	170,000	157,745
7.25%, 08/15/38	200,000	233,457
7.63%, 01/15/39	350,000	420,128
6.10%, 06/01/40	250,000	264,546
5.00%, 10/16/43 (a)	210,000	197,364
4.88%, 05/15/48 (a)	300,000	275,472
5.10%, 03/15/49 (a)	300,000	287,812
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	262,227
4.00%, 03/15/28 (a)	150,000	145,600
3.25%, 05/15/30 (a)	250,000	227,211
5.40%, 08/15/41 (a)	125,000	124,492
4.45%, 08/01/42 (a)	125,000	110,757
4.60%, 03/15/48 (a)	150,000	135,937
Valero Energy Corp.
2.15%, 09/15/27 (a)	200,000	182,924
4.35%, 06/01/28 (a)	150,000	148,051
4.00%, 04/01/29 (a)	150,000	144,634
2.80%, 12/01/31 (a)	375,000	319,875
7.50%, 04/15/32	175,000	202,396
6.63%, 06/15/37	400,000	439,351
4.90%, 03/15/45	200,000	185,481
3.65%, 12/01/51 (a)	225,000	164,430
4.00%, 06/01/52 (a)	185,000	143,776
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	147,600
Western Midstream Operating LP
3.10%, 02/01/25 (a)(e)	200,000	194,917
3.95%, 06/01/25 (a)	100,000	97,777
4.65%, 07/01/26 (a)	250,000	245,931
4.50%, 03/01/28 (a)	150,000	145,382
4.75%, 08/15/28 (a)	200,000	195,746
4.05%, 02/01/30 (a)	400,000	375,161
5.45%, 04/01/44 (a)	375,000	340,508
5.30%, 03/01/48 (a)	125,000	109,575
5.50%, 08/15/48 (a)	135,000	120,394
5.25%, 02/01/50 (a)	300,000	268,412
Williams Cos., Inc.
3.90%, 01/15/25 (a)	237,000	233,403
4.00%, 09/15/25 (a)	200,000	196,474
3.75%, 06/15/27 (a)	500,000	482,337
5.30%, 08/15/28 (a)	250,000	256,196
3.50%, 11/15/30 (a)	350,000	320,955
7.50%, 01/15/31	200,000	226,436
2.60%, 03/15/31 (a)	500,000	428,343
8.75%, 03/15/32	150,000	182,367
4.65%, 08/15/32 (a)	25,000	24,464
5.65%, 03/15/33 (a)	150,000	156,911
6.30%, 04/15/40	275,000	294,326
5.80%, 11/15/43 (a)	150,000	151,650
5.40%, 03/04/44 (a)	210,000	205,473
5.75%, 06/24/44 (a)	200,000	202,239
4.90%, 01/15/45 (a)	175,000	159,754
5.10%, 09/15/45 (a)	300,000	282,999
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 03/01/48 (a)	250,000	228,040
3.50%, 10/15/51 (a)	225,000	165,079
5.30%, 08/15/52 (a)	225,000	218,550
		129,924,611
Industrial Other 0.1%
American University
3.67%, 04/01/49	200,000	163,480
California Institute of Technology
4.32%, 08/01/45	100,000	93,345
4.70%, 11/01/11	125,000	112,928
3.65%, 09/01/19 (a)	150,000	107,670
Case Western Reserve University
5.41%, 06/01/22 (a)	100,000	100,447
Cintas Corp. No. 2
3.45%, 05/01/25 (a)	50,000	49,111
3.70%, 04/01/27 (a)	300,000	293,714
4.00%, 05/01/32 (a)	200,000	193,583
Duke University
2.68%, 10/01/44	165,000	123,601
2.76%, 10/01/50	100,000	70,634
2.83%, 10/01/55	200,000	138,508
Emory University
2.14%, 09/01/30 (a)	235,000	203,568
2.97%, 09/01/50 (a)	50,000	36,052
George Washington University
4.30%, 09/15/44	125,000	111,004
4.87%, 09/15/45	100,000	98,273
4.13%, 09/15/48 (a)	225,000	201,579
Georgetown University
4.32%, 04/01/49 (a)	101,000	90,484
2.94%, 04/01/50 (a)	125,000	87,902
5.22%, 10/01/18 (a)	150,000	144,422
Howard University
5.21%, 10/01/52 (a)	175,000	159,700
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	300,000	313,764
Johns Hopkins University
4.08%, 07/01/53	150,000	133,422
2.81%, 01/01/60 (a)	170,000	113,281
Leland Stanford Junior University
1.29%, 06/01/27 (a)	100,000	90,561
3.65%, 05/01/48 (a)	200,000	173,713
2.41%, 06/01/50 (a)	175,000	117,770
Massachusetts Institute of Technology
3.96%, 07/01/38	50,000	45,917
2.99%, 07/01/50 (a)	200,000	150,491
2.29%, 07/01/51 (a)	175,000	111,965
3.07%, 04/01/52 (a)	100,000	75,892
5.60%, 01/07/11	200,000	231,333
4.68%, 01/07/14	150,000	146,307
3.89%, 07/01/16	150,000	119,873
Northeastern University
2.89%, 10/01/50	100,000	70,320
Northwestern University
4.64%, 12/01/44	200,000	192,918
2.64%, 12/01/50 (a)	100,000	69,421
3.66%, 12/01/57 (a)	110,000	89,596
President & Fellows of Harvard College
4.88%, 10/15/40	50,000	51,009
3.15%, 07/15/46 (a)	182,000	142,780
2.52%, 10/15/50 (a)	200,000	136,082
3.75%, 11/15/52 (a)	150,000	130,685
3.30%, 07/15/56 (a)	150,000	114,634
See financial notes
90Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	176,380
2.35%, 01/15/32 (a)	210,000	174,152
3.05%, 10/01/41 (a)	200,000	147,543
Thomas Jefferson University
3.85%, 11/01/57 (a)	175,000	130,695
Trustees of Boston College
3.13%, 07/01/52	150,000	110,304
Trustees of Boston University
4.06%, 10/01/48 (a)	130,000	115,367
Trustees of Princeton University
5.70%, 03/01/39	225,000	251,930
2.52%, 07/01/50 (a)	200,000	138,444
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	100,000	65,131
4.67%, 09/01/12	100,000	93,057
3.61%, 02/15/19 (a)	100,000	72,509
University of Chicago
2.76%, 04/01/45 (a)	150,000	116,838
2.55%, 04/01/50 (a)	150,000	102,415
3.00%, 10/01/52 (a)	100,000	73,195
4.00%, 10/01/53 (a)	125,000	110,714
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	122,892
3.39%, 02/15/48 (a)	159,000	129,171
University of Southern California
3.03%, 10/01/39	380,000	313,908
3.84%, 10/01/47 (a)	290,000	249,506
2.81%, 10/01/50 (a)	100,000	70,035
2.95%, 10/01/51 (a)	125,000	89,072
3.23%, 10/01/20 (a)	75,000	48,061
Washington University
3.52%, 04/15/54 (a)	50,000	40,294
4.35%, 04/15/22 (a)	150,000	128,010
William Marsh Rice University
3.57%, 05/15/45	150,000	126,139
3.77%, 05/15/55	125,000	105,089
Yale University
1.48%, 04/15/30 (a)	150,000	125,518
2.40%, 04/15/50 (a)	200,000	132,735
		8,960,843
Technology 2.3%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	145,501
3.25%, 02/01/25 (a)	230,000	226,138
2.15%, 02/01/27 (a)	275,000	258,194
2.30%, 02/01/30 (a)	300,000	269,201
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	145,303
4.39%, 06/01/52 (a)	150,000	142,333
Alphabet, Inc.
0.45%, 08/15/25 (a)	225,000	211,309
2.00%, 08/15/26 (a)	500,000	472,315
0.80%, 08/15/27 (a)	200,000	178,860
1.10%, 08/15/30 (a)	650,000	539,410
1.90%, 08/15/40 (a)	500,000	347,705
2.05%, 08/15/50 (a)	750,000	469,326
2.25%, 08/15/60 (a)	475,000	295,250
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	216,137
Analog Devices, Inc.
2.95%, 04/01/25 (a)	200,000	195,859
3.50%, 12/05/26 (a)	225,000	220,078
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 06/15/27 (a)	275,000	267,206
1.70%, 10/01/28 (a)	200,000	177,933
2.10%, 10/01/31 (a)	300,000	255,854
2.80%, 10/01/41 (a)	250,000	187,066
2.95%, 10/01/51 (a)	375,000	269,347
Apple, Inc.
2.75%, 01/13/25 (a)	400,000	392,196
2.50%, 02/09/25	450,000	439,131
1.13%, 05/11/25 (a)	500,000	476,858
3.20%, 05/13/25	600,000	588,360
0.55%, 08/20/25 (a)	400,000	376,251
0.70%, 02/08/26 (a)	700,000	648,696
3.25%, 02/23/26 (a)	900,000	878,729
4.42%, 05/08/26 (a)	300,000	300,311
2.45%, 08/04/26 (a)	630,000	601,318
2.05%, 09/11/26 (a)	550,000	518,862
3.35%, 02/09/27 (a)	600,000	584,942
3.20%, 05/11/27 (a)	500,000	484,297
3.00%, 06/20/27 (a)	250,000	240,518
2.90%, 09/12/27 (a)	600,000	574,606
3.00%, 11/13/27 (a)	450,000	432,152
1.20%, 02/08/28 (a)	750,000	667,874
4.00%, 05/10/28 (a)	500,000	499,056
1.40%, 08/05/28 (a)	650,000	576,342
3.25%, 08/08/29 (a)	300,000	286,921
2.20%, 09/11/29 (a)	715,000	647,708
1.65%, 05/11/30 (a)	600,000	513,877
1.25%, 08/20/30 (a)	200,000	166,224
1.65%, 02/08/31 (a)	800,000	674,875
1.70%, 08/05/31 (a)	350,000	292,993
3.35%, 08/08/32 (a)(c)	450,000	422,357
4.30%, 05/10/33 (a)	300,000	304,810
4.50%, 02/23/36 (a)	300,000	307,078
2.38%, 02/08/41 (a)	450,000	330,718
3.85%, 05/04/43	1,000,000	890,683
4.45%, 05/06/44	230,000	223,916
3.45%, 02/09/45	600,000	500,872
4.38%, 05/13/45	600,000	570,655
4.65%, 02/23/46 (a)	850,000	839,985
3.85%, 08/04/46 (a)	588,000	512,811
4.25%, 02/09/47 (a)	300,000	283,726
3.75%, 09/12/47 (a)	350,000	299,875
3.75%, 11/13/47 (a)	419,000	358,599
2.95%, 09/11/49 (a)	500,000	368,177
2.65%, 05/11/50 (a)	800,000	552,323
2.40%, 08/20/50 (a)	450,000	295,647
2.65%, 02/08/51 (a)	550,000	378,178
2.70%, 08/05/51 (a)	600,000	413,632
3.95%, 08/08/52 (a)	510,000	447,410
4.85%, 05/10/53 (a)	375,000	382,774
2.55%, 08/20/60 (a)(c)	550,000	363,534
2.80%, 02/08/61 (a)	550,000	375,007
2.85%, 08/05/61 (a)	460,000	315,269
4.10%, 08/08/62 (a)	250,000	223,263
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	246,761
3.30%, 04/01/27 (a)	400,000	387,981
1.75%, 06/01/30 (a)	250,000	213,096
5.10%, 10/01/35 (a)	100,000	105,249
5.85%, 06/15/41	250,000	277,035
4.35%, 04/01/47 (a)	125,000	118,266
2.75%, 06/01/50 (a)	325,000	235,183
Arrow Electronics, Inc.
4.00%, 04/01/25 (a)	50,000	49,089
3.88%, 01/12/28 (a)	325,000	308,891
2.95%, 02/15/32 (a)	50,000	42,491
See financial notes
Schwab Fixed-Income ETFs | Annual Report91

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	198,653
3.50%, 06/15/27 (a)	75,000	72,885
2.85%, 01/15/30 (a)	50,000	45,155
2.40%, 12/15/31 (a)	375,000	321,473
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	245,186
1.70%, 05/15/28 (a)	250,000	225,755
1.25%, 09/01/30 (a)	350,000	291,466
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	247,059
3.00%, 05/15/31 (a)	125,000	106,140
5.50%, 06/01/32 (a)	150,000	149,039
Baidu, Inc.
3.08%, 04/07/25 (a)	200,000	194,771
1.72%, 04/09/26 (a)	200,000	185,816
3.63%, 07/06/27	200,000	192,009
4.38%, 03/29/28 (a)	200,000	196,542
4.88%, 11/14/28 (a)	200,000	200,240
3.43%, 04/07/30 (a)	200,000	182,084
2.38%, 10/09/30 (a)	50,000	42,229
2.38%, 08/23/31 (a)	200,000	165,442
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	100,000	98,224
3.88%, 01/15/27 (a)	750,000	732,234
3.50%, 01/15/28 (a)	250,000	239,991
Broadcom, Inc.
3.15%, 11/15/25 (a)	250,000	242,361
3.46%, 09/15/26 (a)	204,000	197,241
1.95%, 02/15/28 (a)(d)	300,000	269,625
4.11%, 09/15/28 (a)	300,000	293,277
4.00%, 04/15/29 (a)(d)	200,000	193,401
4.75%, 04/15/29 (a)	700,000	702,311
5.00%, 04/15/30 (a)	200,000	203,376
4.15%, 11/15/30 (a)	543,000	518,939
2.45%, 02/15/31 (a)(d)	775,000	663,574
4.15%, 04/15/32 (a)(d)	350,000	330,533
4.30%, 11/15/32 (a)	575,000	551,935
2.60%, 02/15/33 (a)(d)	500,000	411,941
3.42%, 04/15/33 (a)(d)	610,000	536,431
3.47%, 04/15/34 (a)(d)	850,000	740,227
3.14%, 11/15/35 (a)(d)	881,000	724,034
3.19%, 11/15/36 (a)(d)	707,000	574,062
4.93%, 05/15/37 (a)(d)	655,000	633,962
3.50%, 02/15/41 (a)(d)	850,000	675,526
3.75%, 02/15/51 (a)(d)	500,000	393,949
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	150,000	144,769
2.90%, 12/01/29 (a)	250,000	224,566
2.60%, 05/01/31 (a)	250,000	213,874
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	175,000	171,716
2.67%, 12/01/26 (a)	425,000	398,066
4.25%, 04/01/28 (a)	150,000	143,942
3.28%, 12/01/28 (a)	150,000	137,541
3.25%, 02/15/29 (a)	200,000	183,080
3.57%, 12/01/31 (a)	300,000	266,679
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	181,490
2.30%, 09/14/31 (a)	150,000	122,530
Cisco Systems, Inc.
3.50%, 06/15/25	50,000	49,351
2.95%, 02/28/26	150,000	145,337
2.50%, 09/20/26 (a)	450,000	429,393
5.90%, 02/15/39	525,000	583,082
5.50%, 01/15/40	750,000	799,981
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Concentrix Corp.
6.65%, 08/02/26 (a)	200,000	205,201
6.60%, 08/02/28 (a)	200,000	206,341
6.85%, 08/02/33 (a)	200,000	205,820
Corning, Inc.
4.70%, 03/15/37	50,000	47,822
5.75%, 08/15/40	150,000	154,066
4.75%, 03/15/42	100,000	93,494
5.35%, 11/15/48 (a)	250,000	250,760
3.90%, 11/15/49 (a)	100,000	81,462
4.38%, 11/15/57 (a)	250,000	218,745
5.85%, 11/15/68 (a)	100,000	100,563
5.45%, 11/15/79 (a)	300,000	290,296
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	200,000	202,100
6.02%, 06/15/26 (a)	950,000	972,879
4.90%, 10/01/26 (a)	600,000	601,261
6.10%, 07/15/27 (a)	200,000	208,496
5.25%, 02/01/28 (a)	250,000	256,598
5.30%, 10/01/29 (a)	550,000	566,942
6.20%, 07/15/30 (a)	200,000	214,847
5.75%, 02/01/33 (a)(c)	300,000	316,229
8.10%, 07/15/36 (a)	200,000	246,070
3.38%, 12/15/41 (a)	250,000	189,782
8.35%, 07/15/46 (a)	88,000	116,181
3.45%, 12/15/51 (a)	350,000	253,999
Dell, Inc.
7.10%, 04/15/28	50,000	53,970
6.50%, 04/15/38	350,000	375,196
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	228,430
2.38%, 09/15/28 (a)	200,000	175,127
Equifax, Inc.
2.60%, 12/15/25 (a)	160,000	152,749
5.10%, 12/15/27 (a)	250,000	252,825
5.10%, 06/01/28 (a)	200,000	202,016
3.10%, 05/15/30 (a)	200,000	179,554
2.35%, 09/15/31 (a)	350,000	291,191
Equinix, Inc.
1.00%, 09/15/25 (a)	250,000	233,566
1.45%, 05/15/26 (a)	200,000	184,985
2.90%, 11/18/26 (a)	250,000	237,877
1.80%, 07/15/27 (a)	150,000	136,121
1.55%, 03/15/28 (a)	250,000	219,996
3.20%, 11/18/29 (a)	350,000	322,274
2.15%, 07/15/30 (a)	300,000	255,104
2.50%, 05/15/31 (a)	300,000	255,480
3.90%, 04/15/32 (a)	350,000	325,625
3.00%, 07/15/50 (a)	175,000	119,467
2.95%, 09/15/51 (a)	155,000	103,711
3.40%, 02/15/52 (a)	100,000	73,352
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	200,000	188,404
3.45%, 03/01/32 (a)	160,000	144,019
Fidelity National Information Services, Inc.
4.50%, 07/15/25	250,000	247,864
1.15%, 03/01/26 (a)	350,000	323,735
4.70%, 07/15/27 (a)	200,000	200,229
1.65%, 03/01/28 (a)	250,000	223,216
3.75%, 05/21/29 (a)	50,000	48,192
2.25%, 03/01/31 (a)	400,000	338,286
5.10%, 07/15/32 (a)	225,000	230,339
3.10%, 03/01/41 (a)	210,000	156,358
4.50%, 08/15/46 (a)	150,000	127,595
5.63%, 07/15/52 (a)	100,000	102,454
See financial notes
92Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fiserv, Inc.
3.85%, 06/01/25 (a)	250,000	245,638
3.20%, 07/01/26 (a)	800,000	770,356
2.25%, 06/01/27 (a)	200,000	185,381
5.38%, 08/21/28 (a)	200,000	206,005
4.20%, 10/01/28 (a)	500,000	489,645
3.50%, 07/01/29 (a)	750,000	706,875
2.65%, 06/01/30 (a)	200,000	176,346
5.60%, 03/02/33 (a)	250,000	261,666
5.63%, 08/21/33 (a)	375,000	392,976
4.40%, 07/01/49 (a)	625,000	552,427
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	148,177
3.75%, 02/01/26 (a)	200,000	193,863
4.88%, 06/15/29 (a)	250,000	246,201
4.88%, 05/12/30 (a)	200,000	196,802
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	183,425
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	110,000	102,346
Global Payments, Inc.
2.65%, 02/15/25 (a)	280,000	271,399
1.20%, 03/01/26 (a)	400,000	367,763
2.15%, 01/15/27 (a)	350,000	322,447
4.45%, 06/01/28 (a)	150,000	146,168
3.20%, 08/15/29 (a)	400,000	362,736
5.30%, 08/15/29 (a)	150,000	151,183
2.90%, 05/15/30 (a)	275,000	241,896
2.90%, 11/15/31 (a)	200,000	171,210
5.40%, 08/15/32 (a)	225,000	227,468
4.15%, 08/15/49 (a)	210,000	167,024
5.95%, 08/15/52 (a)	200,000	204,662
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	750,000	747,795
1.75%, 04/01/26 (a)	350,000	326,176
6.10%, 04/01/26 (a)	150,000	150,226
6.20%, 10/15/35 (a)	225,000	247,400
6.35%, 10/15/45 (a)	425,000	459,427
HP, Inc.
2.20%, 06/17/25 (a)	350,000	335,536
1.45%, 06/17/26 (a)	200,000	184,318
3.00%, 06/17/27 (a)	300,000	283,776
4.00%, 04/15/29 (a)	300,000	291,594
3.40%, 06/17/30 (a)	200,000	183,069
2.65%, 06/17/31 (a)	250,000	213,205
4.20%, 04/15/32 (a)	250,000	237,362
5.50%, 01/15/33 (a)(c)	350,000	359,293
6.00%, 09/15/41	350,000	370,070
Intel Corp.
3.40%, 03/25/25 (a)	455,000	447,499
3.70%, 07/29/25 (a)	725,000	713,828
4.88%, 02/10/26	500,000	503,854
2.60%, 05/19/26 (a)	350,000	335,203
3.75%, 03/25/27 (a)	250,000	245,111
3.15%, 05/11/27 (a)	300,000	288,659
3.75%, 08/05/27 (a)	200,000	196,117
4.88%, 02/10/28 (a)	500,000	508,458
1.60%, 08/12/28 (a)	300,000	265,433
4.00%, 08/05/29 (a)	250,000	246,361
2.45%, 11/15/29 (a)	600,000	540,645
5.13%, 02/10/30 (a)	50,000	51,929
3.90%, 03/25/30 (a)	450,000	436,316
2.00%, 08/12/31 (a)	400,000	338,280
4.15%, 08/05/32 (a)(c)	375,000	367,113
4.00%, 12/15/32	100,000	96,775
5.20%, 02/10/33 (a)	725,000	757,901
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 03/25/40 (a)	250,000	243,605
2.80%, 08/12/41 (a)	300,000	225,490
4.80%, 10/01/41	275,000	268,887
4.25%, 12/15/42	200,000	180,534
5.63%, 02/10/43 (a)	50,000	53,633
4.90%, 07/29/45 (a)	200,000	202,748
4.10%, 05/19/46 (a)	250,000	220,211
4.10%, 05/11/47 (a)	275,000	240,070
3.73%, 12/08/47 (a)	550,000	448,759
3.25%, 11/15/49 (a)	600,000	446,778
4.75%, 03/25/50 (a)	750,000	711,095
3.05%, 08/12/51 (a)	350,000	247,764
4.90%, 08/05/52 (a)	475,000	466,093
5.70%, 02/10/53 (a)	500,000	541,470
3.10%, 02/15/60 (a)	300,000	207,471
4.95%, 03/25/60 (a)	300,000	297,444
3.20%, 08/12/61 (a)	250,000	173,199
5.05%, 08/05/62 (a)	260,000	257,351
5.90%, 02/10/63 (a)	400,000	446,451
International Business Machines Corp.
4.00%, 07/27/25	400,000	395,873
7.00%, 10/30/25	150,000	156,375
4.50%, 02/06/26	300,000	299,170
3.45%, 02/19/26	500,000	487,452
3.30%, 05/15/26	950,000	923,021
3.30%, 01/27/27	250,000	241,101
2.20%, 02/09/27 (a)	200,000	186,378
1.70%, 05/15/27 (a)	160,000	146,220
4.15%, 07/27/27 (a)	300,000	296,821
3.50%, 05/15/29	1,000,000	954,592
1.95%, 05/15/30 (a)	400,000	344,176
2.72%, 02/09/32 (a)	150,000	132,192
4.40%, 07/27/32 (a)	300,000	295,318
5.88%, 11/29/32	200,000	219,036
4.15%, 05/15/39	650,000	591,450
2.85%, 05/15/40 (a)	300,000	224,507
4.00%, 06/20/42	375,000	327,423
4.70%, 02/19/46	280,000	265,726
4.25%, 05/15/49	950,000	835,405
2.95%, 05/15/50 (a)	260,000	179,615
3.43%, 02/09/52 (a)	300,000	224,236
4.90%, 07/27/52 (a)	100,000	96,359
7.13%, 12/01/96	125,000	159,709
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	141,445
5.25%, 09/15/26 (a)	200,000	204,038
1.35%, 07/15/27 (a)	200,000	180,660
1.65%, 07/15/30 (a)	150,000	126,258
5.20%, 09/15/33 (a)	350,000	366,902
5.50%, 09/15/53 (a)	360,000	394,922
Jabil, Inc.
3.95%, 01/12/28 (a)	420,000	400,958
3.60%, 01/15/30 (a)	150,000	135,808
3.00%, 01/15/31 (a)	300,000	260,172
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	139,098
3.75%, 08/15/29 (a)	200,000	190,184
2.00%, 12/10/30 (a)	150,000	121,642
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	250,000	249,499
3.00%, 10/30/29 (a)	200,000	181,952
KLA Corp.
4.10%, 03/15/29 (a)	224,000	223,163
4.65%, 07/15/32 (a)	300,000	306,843
5.00%, 03/15/49 (a)	125,000	124,456
3.30%, 03/01/50 (a)	250,000	191,462
See financial notes
Schwab Fixed-Income ETFs | Annual Report93

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 07/15/52 (a)	250,000	252,904
5.25%, 07/15/62 (a)	250,000	260,107
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	200,000	182,388
2.70%, 10/15/28 (a)	150,000	132,495
3.15%, 10/15/31 (a)	200,000	168,174
4.10%, 10/15/41 (a)	100,000	75,735
Lam Research Corp.
3.80%, 03/15/25 (a)	150,000	148,175
3.75%, 03/15/26 (a)	150,000	147,435
4.00%, 03/15/29 (a)	300,000	296,336
1.90%, 06/15/30 (a)	250,000	215,216
4.88%, 03/15/49 (a)	220,000	219,839
2.88%, 06/15/50 (a)	225,000	160,814
3.13%, 06/15/60 (a)	125,000	86,887
Leidos, Inc.
3.63%, 05/15/25 (a)	250,000	243,986
4.38%, 05/15/30 (a)	300,000	287,295
2.30%, 02/15/31 (a)	250,000	209,270
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	150,000	139,727
2.45%, 04/15/28 (a)	275,000	249,051
4.88%, 06/22/28 (a)	189,000	188,356
2.95%, 04/15/31 (a)	150,000	131,258
5.95%, 09/15/33 (a)	130,000	138,113
Mastercard, Inc.
2.00%, 03/03/25 (a)	300,000	290,916
2.95%, 11/21/26 (a)	300,000	289,454
3.30%, 03/26/27 (a)	300,000	291,083
4.88%, 03/09/28 (a)	200,000	206,497
2.95%, 06/01/29 (a)	350,000	329,563
3.35%, 03/26/30 (a)	400,000	381,547
2.00%, 11/18/31 (a)	250,000	211,316
4.85%, 03/09/33 (a)	150,000	155,181
3.80%, 11/21/46 (a)	125,000	109,767
3.95%, 02/26/48 (a)	100,000	89,757
3.65%, 06/01/49 (a)	300,000	253,856
3.85%, 03/26/50 (a)	450,000	394,478
2.95%, 03/15/51 (a)	250,000	185,776
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	400,000	393,937
Micron Technology, Inc.
4.98%, 02/06/26 (a)	50,000	50,085
4.19%, 02/15/27 (a)	250,000	245,367
5.38%, 04/15/28 (a)	150,000	152,915
5.33%, 02/06/29 (a)	200,000	204,114
6.75%, 11/01/29 (a)	200,000	216,302
4.66%, 02/15/30 (a)	250,000	245,131
2.70%, 04/15/32 (a)	350,000	294,185
5.88%, 02/09/33 (a)	200,000	208,856
5.88%, 09/15/33 (a)	250,000	260,223
3.37%, 11/01/41 (a)	200,000	150,339
3.48%, 11/01/51 (a)	150,000	109,499
Microsoft Corp.
2.70%, 02/12/25 (a)	550,000	538,429
3.13%, 11/03/25 (a)	900,000	879,445
2.40%, 08/08/26 (a)	1,150,000	1,098,231
3.40%, 09/15/26 (a)(d)	250,000	243,926
3.30%, 02/06/27 (a)	1,300,000	1,267,601
3.40%, 06/15/27 (a)(d)	215,000	209,103
1.35%, 09/15/30 (a)(d)	175,000	145,758
3.50%, 02/12/35 (a)	525,000	498,191
4.20%, 11/03/35 (a)	150,000	150,647
3.45%, 08/08/36 (a)	450,000	414,031
4.10%, 02/06/37 (a)	275,000	270,475
3.50%, 11/15/42	65,000	56,934
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 02/12/45 (a)	100,000	89,733
4.45%, 11/03/45 (a)	200,000	197,311
3.70%, 08/08/46 (a)	450,000	394,868
4.25%, 02/06/47 (a)	410,000	396,745
4.50%, 06/15/47 (a)(d)	78,000	76,733
2.53%, 06/01/50 (a)	1,825,000	1,249,016
2.50%, 09/15/50 (a)(d)	465,000	314,940
2.92%, 03/17/52 (a)	1,769,000	1,304,457
4.00%, 02/12/55 (a)	400,000	360,466
3.95%, 08/08/56 (a)	250,000	222,702
4.50%, 02/06/57 (a)	250,000	246,194
2.68%, 06/01/60 (a)	960,000	646,422
3.04%, 03/17/62 (a)	491,000	355,266
Moody's Corp.
3.75%, 03/24/25 (a)	215,000	211,732
3.25%, 01/15/28 (a)	100,000	95,537
4.25%, 02/01/29 (a)	100,000	99,147
2.00%, 08/19/31 (a)	200,000	166,359
2.75%, 08/19/41 (a)	175,000	127,822
5.25%, 07/15/44	175,000	178,618
4.88%, 12/17/48 (a)	150,000	141,921
3.25%, 05/20/50 (a)	100,000	74,015
3.75%, 02/25/52 (a)	160,000	131,406
3.10%, 11/29/61 (a)	175,000	118,836
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	199,122
4.60%, 05/23/29 (a)	200,000	198,899
2.30%, 11/15/30 (a)	275,000	232,435
2.75%, 05/24/31 (a)	305,000	260,680
5.60%, 06/01/32 (a)	175,000	180,895
5.50%, 09/01/44	100,000	99,576
NetApp, Inc.
1.88%, 06/22/25 (a)	200,000	190,392
2.38%, 06/22/27 (a)	175,000	162,669
2.70%, 06/22/30 (a)	250,000	221,265
Nokia OYJ
4.38%, 06/12/27	160,000	155,473
6.63%, 05/15/39	165,000	163,988
NVIDIA Corp.
3.20%, 09/16/26 (a)	450,000	438,166
1.55%, 06/15/28 (a)	225,000	201,682
2.85%, 04/01/30 (a)	400,000	370,223
2.00%, 06/15/31 (a)	200,000	171,526
3.50%, 04/01/40 (a)	350,000	304,112
3.50%, 04/01/50 (a)	550,000	459,927
3.70%, 04/01/60 (a)	175,000	147,085
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	50,000	50,263
5.55%, 12/01/28 (a)	305,000	314,063
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	150,000	144,612
3.88%, 06/18/26 (a)	250,000	243,845
3.15%, 05/01/27 (a)	200,000	190,021
4.30%, 06/18/29 (a)	375,000	364,852
3.40%, 05/01/30 (a)	325,000	298,735
2.50%, 05/11/31 (a)	400,000	340,605
2.65%, 02/15/32 (a)	300,000	252,967
3.25%, 05/11/41 (a)	250,000	191,456
3.13%, 02/15/42 (a)	190,000	142,098
3.25%, 11/30/51 (a)	200,000	143,382
Oracle Corp.
2.50%, 04/01/25 (a)	1,000,000	968,652
2.95%, 05/15/25 (a)	850,000	825,829
5.80%, 11/10/25	300,000	305,038
1.65%, 03/25/26 (a)	775,000	723,289
2.65%, 07/15/26 (a)	756,000	717,285
See financial notes
94Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 04/01/27 (a)	650,000	613,362
3.25%, 11/15/27 (a)	775,000	736,485
2.30%, 03/25/28 (a)	490,000	446,571
4.50%, 05/06/28 (a)	200,000	200,131
6.15%, 11/09/29 (a)	350,000	376,325
2.95%, 04/01/30 (a)	950,000	857,920
3.25%, 05/15/30 (a)	150,000	137,781
2.88%, 03/25/31 (a)	925,000	819,863
6.25%, 11/09/32 (a)	650,000	707,815
4.90%, 02/06/33 (a)	300,000	298,698
4.30%, 07/08/34 (a)	525,000	490,495
3.90%, 05/15/35 (a)	350,000	312,041
3.85%, 07/15/36 (a)	355,000	310,001
3.80%, 11/15/37 (a)	775,000	659,899
6.50%, 04/15/38	400,000	443,120
6.13%, 07/08/39	350,000	373,479
3.60%, 04/01/40 (a)	900,000	720,074
5.38%, 07/15/40	600,000	591,000
3.65%, 03/25/41 (a)	600,000	477,802
4.50%, 07/08/44 (a)	300,000	262,087
4.13%, 05/15/45 (a)	550,000	450,788
4.00%, 07/15/46 (a)	800,000	642,060
4.00%, 11/15/47 (a)	740,000	588,134
3.60%, 04/01/50 (a)	1,270,000	941,739
3.95%, 03/25/51 (a)	940,000	738,941
6.90%, 11/09/52 (a)	700,000	820,643
5.55%, 02/06/53 (a)	645,000	646,214
4.38%, 05/15/55 (a)	375,000	311,698
3.85%, 04/01/60 (a)	1,000,000	727,923
4.10%, 03/25/61 (a)	400,000	305,858
PayPal Holdings, Inc.
1.65%, 06/01/25 (a)	185,000	176,652
2.65%, 10/01/26 (a)	400,000	380,206
3.90%, 06/01/27 (a)	150,000	147,903
2.85%, 10/01/29 (a)	425,000	389,575
2.30%, 06/01/30 (a)	300,000	262,724
4.40%, 06/01/32 (a)	300,000	298,393
3.25%, 06/01/50 (a)	280,000	210,165
5.05%, 06/01/52 (a)	250,000	252,771
5.25%, 06/01/62 (a)	150,000	149,634
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	214,666
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	450,000	442,340
3.25%, 05/20/27 (a)	550,000	532,972
1.30%, 05/20/28 (a)	234,000	207,420
2.15%, 05/20/30 (a)	450,000	397,502
1.65%, 05/20/32 (a)	350,000	285,497
4.25%, 05/20/32 (a)	150,000	149,207
5.40%, 05/20/33 (a)	50,000	54,043
4.65%, 05/20/35 (a)	300,000	307,554
4.80%, 05/20/45 (a)	450,000	447,346
4.30%, 05/20/47 (a)	425,000	390,268
3.25%, 05/20/50 (a)	175,000	136,803
4.50%, 05/20/52 (a)	300,000	280,713
6.00%, 05/20/53 (a)	350,000	404,455
RELX Capital, Inc.
4.00%, 03/18/29 (a)	250,000	245,871
3.00%, 05/22/30 (a)	300,000	275,926
4.75%, 05/20/32 (a)	150,000	151,840
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	250,000	233,849
3.85%, 12/15/25 (a)	100,000	98,261
3.80%, 12/15/26 (a)	200,000	195,811
1.40%, 09/15/27 (a)	200,000	179,055
4.20%, 09/15/28 (a)	250,000	245,972
2.95%, 09/15/29 (a)	200,000	183,579
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 06/30/30 (a)	250,000	212,718
1.75%, 02/15/31 (a)	350,000	288,479
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	143,327
2.45%, 03/01/27 (a)	400,000	377,347
4.75%, 08/01/28 (a)	150,000	152,500
2.70%, 03/01/29 (a)	350,000	324,267
4.25%, 05/01/29 (a)	200,000	199,501
2.50%, 12/01/29 (a)	150,000	135,393
1.25%, 08/15/30 (a)	100,000	81,986
2.90%, 03/01/32 (a)	400,000	357,721
5.25%, 09/15/33 (a)(d)	200,000	209,403
3.25%, 12/01/49 (a)	200,000	150,760
3.70%, 03/01/52 (a)	275,000	228,803
2.30%, 08/15/60 (a)	225,000	135,679
3.90%, 03/01/62 (a)	150,000	126,035
Salesforce, Inc.
3.70%, 04/11/28 (a)	425,000	416,802
1.50%, 07/15/28 (a)	300,000	267,153
1.95%, 07/15/31 (a)	425,000	363,183
2.70%, 07/15/41 (a)	350,000	267,830
2.90%, 07/15/51 (a)	550,000	394,137
3.05%, 07/15/61 (a)	350,000	246,366
ServiceNow, Inc.
1.40%, 09/01/30 (a)	450,000	370,537
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	186,556
3.00%, 06/01/31 (a)	175,000	150,737
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	136,364
2.38%, 08/09/28 (a)	100,000	87,994
2.65%, 08/09/31 (a)	250,000	203,024
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	172,216
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	250,000	203,027
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	300,000	288,757
1.13%, 09/15/26 (a)(c)	200,000	183,944
2.90%, 11/03/27 (a)	325,000	310,479
2.25%, 09/04/29 (a)	350,000	316,531
1.75%, 05/04/30 (a)	500,000	432,604
1.90%, 09/15/31 (a)	150,000	128,116
3.88%, 03/15/39 (a)	50,000	46,280
4.15%, 05/15/48 (a)	550,000	500,561
2.70%, 09/15/51 (a)	250,000	170,943
5.00%, 03/14/53 (a)	200,000	205,671
5.05%, 05/18/63 (a)	450,000	461,592
Thomson Reuters Corp.
5.50%, 08/15/35	175,000	180,766
5.85%, 04/15/40	175,000	182,270
5.65%, 11/23/43 (a)	100,000	99,991
Trimble, Inc.
4.90%, 06/15/28 (a)	175,000	176,250
6.10%, 03/15/33 (a)	225,000	241,828
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	400,000	369,196
3.88%, 04/22/27 (a)	300,000	293,973
4.13%, 04/22/29 (a)	200,000	196,694
2.50%, 10/25/31 (a)	350,000	300,181
4.25%, 04/22/32 (a)	300,000	295,024
3.13%, 10/25/41 (a)	200,000	162,321
3.25%, 10/25/51 (a)	300,000	237,550
4.50%, 04/22/52 (a)	300,000	298,108
See financial notes
Schwab Fixed-Income ETFs | Annual Report95

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tyco Electronics Group SA
3.70%, 02/15/26 (a)	250,000	245,002
3.13%, 08/15/27 (a)	150,000	143,407
7.13%, 10/01/37	100,000	118,037
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	150,119
4.75%, 07/15/27 (a)	100,000	99,150
2.70%, 06/15/31 (a)	250,000	214,587
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	300,000	296,111
4.13%, 03/15/29 (a)	175,000	171,106
5.50%, 06/15/45 (a)	150,000	148,396
3.63%, 05/15/50 (a)	150,000	114,095
Visa, Inc.
3.15%, 12/14/25 (a)	1,000,000	975,985
1.90%, 04/15/27 (a)	400,000	372,589
0.75%, 08/15/27 (a)	200,000	177,119
2.75%, 09/15/27 (a)	150,000	142,925
2.05%, 04/15/30 (a)	450,000	395,850
1.10%, 02/15/31 (a)	385,000	312,565
4.15%, 12/14/35 (a)	500,000	490,260
2.70%, 04/15/40 (a)	260,000	201,201
4.30%, 12/14/45 (a)	875,000	816,260
3.65%, 09/15/47 (a)	440,000	371,220
2.00%, 08/15/50 (a)(c)	400,000	247,784
VMware LLC
4.50%, 05/15/25 (a)	200,000	198,129
1.40%, 08/15/26 (a)	500,000	457,478
3.90%, 08/21/27 (a)	500,000	485,890
4.70%, 05/15/30 (a)	300,000	296,175
2.20%, 08/15/31 (a)	500,000	414,609
Western Digital Corp.
2.85%, 02/01/29 (a)	175,000	150,570
3.10%, 02/01/32 (a)	175,000	139,548
Western Union Co.
2.85%, 01/10/25 (a)	150,000	145,787
1.35%, 03/15/26 (a)	200,000	184,144
2.75%, 03/15/31 (a)	100,000	83,377
6.20%, 11/17/36	150,000	155,914
Workday, Inc.
3.50%, 04/01/27 (a)	300,000	290,386
3.70%, 04/01/29 (a)	200,000	192,304
3.80%, 04/01/32 (a)	400,000	373,019
Xilinx, Inc.
2.38%, 06/01/30 (a)	225,000	199,370
		175,593,695
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	189,275	157,847
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	172,579	158,184
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	128,941	118,957
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	166,723	154,994
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	232,702	213,388
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	34,313	31,612
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	126,419	114,256
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	307,854	273,737
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	97,736
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (a)	240,000	234,831
7.00%, 12/15/25	150,000	156,814
3.25%, 06/15/27 (a)	200,000	193,129
6.20%, 08/15/36	100,000	112,584
6.15%, 05/01/37	50,000	56,221
5.75%, 05/01/40 (a)	50,000	54,634
5.05%, 03/01/41 (a)	200,000	200,911
5.40%, 06/01/41 (a)	250,000	262,766
4.40%, 03/15/42 (a)	250,000	231,807
4.38%, 09/01/42 (a)	350,000	323,614
4.45%, 03/15/43 (a)	200,000	186,092
5.15%, 09/01/43 (a)	200,000	205,955
4.90%, 04/01/44 (a)	150,000	148,552
4.55%, 09/01/44 (a)	425,000	397,738
4.70%, 09/01/45 (a)	200,000	192,417
3.90%, 08/01/46 (a)	100,000	85,147
4.13%, 06/15/47 (a)	225,000	197,938
4.05%, 06/15/48 (a)	400,000	348,386
4.15%, 12/15/48 (a)	500,000	442,419
3.05%, 02/15/51 (a)	225,000	163,358
3.30%, 09/15/51 (a)	450,000	343,588
2.88%, 06/15/52 (a)	150,000	105,231
4.45%, 01/15/53 (a)	250,000	236,021
5.20%, 04/15/54 (a)	450,000	469,926
Canadian National Railway Co.
6.90%, 07/15/28	150,000	165,200
3.85%, 08/05/32 (a)	250,000	238,206
6.38%, 11/15/37	150,000	170,270
3.20%, 08/02/46 (a)	250,000	193,795
3.65%, 02/03/48 (a)	200,000	166,754
4.45%, 01/20/49 (a)	200,000	186,355
2.45%, 05/01/50 (a)	200,000	131,665
4.40%, 08/05/52 (a)	250,000	235,028
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	171,000	166,726
1.75%, 12/02/26 (a)	200,000	184,642
4.00%, 06/01/28 (a)	200,000	195,833
2.88%, 11/15/29 (a)	150,000	135,417
2.05%, 03/05/30 (a)	200,000	171,560
7.13%, 10/15/31	125,000	142,131
2.45%, 12/02/31 (a)	450,000	417,620
4.80%, 09/15/35 (a)	145,000	142,180
5.95%, 05/15/37	155,000	165,794
3.00%, 12/02/41 (a)	300,000	268,364
4.30%, 05/15/43 (a)	125,000	109,715
4.80%, 08/01/45 (a)	150,000	141,616
4.95%, 08/15/45 (a)	100,000	95,321
4.70%, 05/01/48 (a)	350,000	319,254
3.50%, 05/01/50 (a)	150,000	115,447
3.10%, 12/02/51 (a)	500,000	362,320
4.20%, 11/15/69 (a)	75,000	62,465
6.13%, 09/15/15 (a)	239,000	267,506
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	193,795
CSX Corp.
3.35%, 11/01/25 (a)	150,000	146,334
2.60%, 11/01/26 (a)	250,000	238,203
3.25%, 06/01/27 (a)	378,000	364,847
3.80%, 03/01/28 (a)	300,000	294,846
2.40%, 02/15/30 (a)	275,000	243,872
4.10%, 11/15/32 (a)	85,000	82,704
6.00%, 10/01/36	200,000	220,083
6.15%, 05/01/37	250,000	279,568
6.22%, 04/30/40	275,000	309,938
See financial notes
96Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 04/15/41 (a)	150,000	156,907
4.75%, 05/30/42 (a)	50,000	47,886
4.40%, 03/01/43 (a)	150,000	137,213
4.10%, 03/15/44 (a)	250,000	219,099
3.80%, 11/01/46 (a)	250,000	208,015
4.30%, 03/01/48 (a)	50,000	44,624
4.75%, 11/15/48 (a)	220,000	209,827
4.50%, 03/15/49 (a)	150,000	137,227
3.35%, 09/15/49 (a)	450,000	340,986
3.80%, 04/15/50 (a)	150,000	123,128
3.95%, 05/01/50 (a)	150,000	126,537
2.50%, 05/15/51 (a)	150,000	97,326
4.50%, 11/15/52 (a)	100,000	93,056
4.50%, 08/01/54 (a)	150,000	138,902
4.25%, 11/01/66 (a)	250,000	214,066
4.65%, 03/01/68 (a)	125,000	115,235
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	138,376	123,056
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	209,896	175,582
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	241,934
3.40%, 02/15/28 (a)	150,000	144,023
4.20%, 10/17/28 (a)	150,000	147,679
3.10%, 08/05/29 (a)	350,000	324,361
4.25%, 05/15/30 (a)	300,000	293,965
2.40%, 05/15/31 (a)	50,000	43,041
4.90%, 01/15/34	112,000	113,740
3.90%, 02/01/35	150,000	137,481
3.25%, 05/15/41 (a)	250,000	193,707
3.88%, 08/01/42	200,000	166,897
5.10%, 01/15/44	225,000	218,014
4.10%, 02/01/45	227,000	191,972
4.75%, 11/15/45 (a)	265,000	244,675
4.55%, 04/01/46 (a)	400,000	359,711
4.40%, 01/15/47 (a)	275,000	240,391
4.05%, 02/15/48 (a)	300,000	250,633
4.95%, 10/17/48 (a)	250,000	237,754
5.25%, 05/15/50 (a)(c)	275,000	274,697
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	210,000	190,126
2.65%, 07/15/31 (a)	150,000	123,405
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	225,000	220,381
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	122,566	103,603
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (c)	200,922	183,737
Kirby Corp.
4.20%, 03/01/28 (a)	250,000	241,738
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	300,000	288,060
7.80%, 05/15/27	50,000	54,977
3.15%, 06/01/27 (a)	100,000	95,722
2.55%, 11/01/29 (a)	200,000	179,953
5.05%, 08/01/30 (a)	250,000	256,513
2.30%, 05/15/31 (a)	200,000	172,837
3.00%, 03/15/32 (a)	235,000	209,359
4.45%, 03/01/33 (a)	100,000	98,825
4.84%, 10/01/41	200,000	193,725
3.95%, 10/01/42 (a)	100,000	85,608
4.45%, 06/15/45 (a)	250,000	224,718
4.65%, 01/15/46 (a)	150,000	138,579
3.94%, 11/01/47 (a)	250,000	209,077
4.15%, 02/28/48 (a)	275,000	237,713
4.10%, 05/15/49 (a)	250,000	213,672
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 11/01/49 (a)	250,000	189,674
3.05%, 05/15/50 (a)	350,000	249,823
2.90%, 08/25/51 (a)	75,000	51,415
4.05%, 08/15/52 (a)	250,000	211,442
3.70%, 03/15/53 (a)	100,000	79,476
4.55%, 06/01/53 (a)	270,000	247,256
3.16%, 05/15/55 (a)	360,000	254,602
Ryder System, Inc.
3.35%, 09/01/25 (a)	185,000	179,603
1.75%, 09/01/26 (a)	150,000	138,343
2.90%, 12/01/26 (a)	200,000	188,920
2.85%, 03/01/27 (a)	150,000	141,062
4.30%, 06/15/27 (a)	50,000	48,959
5.25%, 06/01/28 (a)	200,000	202,873
6.30%, 12/01/28 (a)	100,000	106,083
6.60%, 12/01/33 (a)	200,000	222,291
Southwest Airlines Co.
5.25%, 05/04/25 (a)	375,000	375,284
3.00%, 11/15/26 (a)	200,000	190,074
5.13%, 06/15/27 (a)	475,000	477,459
3.45%, 11/16/27 (a)	100,000	94,811
2.63%, 02/10/30 (a)	150,000	131,308
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	200,000	161,615
Union Pacific Corp.
3.25%, 08/15/25 (a)	200,000	195,666
2.75%, 03/01/26 (a)	200,000	192,875
2.15%, 02/05/27 (a)	175,000	163,699
3.00%, 04/15/27 (a)	75,000	71,784
3.95%, 09/10/28 (a)	300,000	298,149
6.63%, 02/01/29	200,000	221,616
3.70%, 03/01/29 (a)	300,000	293,575
2.40%, 02/05/30 (a)	475,000	424,640
2.38%, 05/20/31 (a)	300,000	260,998
2.80%, 02/14/32 (a)	400,000	355,225
3.38%, 02/01/35 (a)	150,000	132,616
2.89%, 04/06/36 (a)	250,000	210,893
3.60%, 09/15/37 (a)	200,000	178,581
3.55%, 08/15/39 (a)	150,000	129,030
3.20%, 05/20/41 (a)	350,000	281,111
3.38%, 02/14/42 (a)	100,000	81,957
4.05%, 11/15/45 (a)	120,000	102,675
4.05%, 03/01/46 (a)	275,000	235,799
4.00%, 04/15/47 (a)	200,000	169,669
4.50%, 09/10/48 (a)	125,000	114,696
4.30%, 03/01/49 (a)	250,000	222,529
3.25%, 02/05/50 (a)	550,000	421,686
3.80%, 10/01/51 (a)	290,000	243,499
3.50%, 02/14/53 (a)	545,000	432,447
3.88%, 02/01/55 (a)	150,000	123,230
3.95%, 08/15/59 (a)	250,000	205,605
3.84%, 03/20/60 (a)	550,000	449,690
3.55%, 05/20/61 (a)	200,000	151,364
2.97%, 09/16/62 (a)	350,000	236,630
4.10%, 09/15/67 (a)	225,000	187,848
3.75%, 02/05/70 (a)	250,000	195,142
3.80%, 04/06/71 (a)	300,000	237,717
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	221,301	213,744
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	77,583	73,740
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	184,260	173,861
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	307,532	281,130
See financial notes
Schwab Fixed-Income ETFs | Annual Report97

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	206,355	184,990
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	189,887	172,486
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	130,852	120,922
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	208,368	175,733
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	48,524	49,089
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	218,880	212,750
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	375,000	380,920
United Parcel Service, Inc.
3.90%, 04/01/25 (a)	250,000	247,274
3.05%, 11/15/27 (a)	250,000	239,706
3.40%, 03/15/29 (a)	125,000	121,118
2.50%, 09/01/29 (a)	150,000	136,539
4.45%, 04/01/30 (a)	325,000	328,410
4.88%, 03/03/33 (a)	250,000	259,707
6.20%, 01/15/38	400,000	458,804
5.20%, 04/01/40 (a)	150,000	156,449
4.88%, 11/15/40 (a)	150,000	150,775
3.63%, 10/01/42	100,000	85,362
3.40%, 11/15/46 (a)	150,000	120,751
3.75%, 11/15/47 (a)	360,000	305,697
4.25%, 03/15/49 (a)	210,000	191,542
3.40%, 09/01/49 (a)	200,000	161,577
5.30%, 04/01/50 (a)	350,000	372,745
5.05%, 03/03/53 (a)	300,000	311,645
		41,104,319
		1,087,596,972

Utility 2.2%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	91,695
2.10%, 07/01/30 (a)	300,000	252,171
3.80%, 10/01/47 (a)	185,000	140,516
4.15%, 05/01/49 (a)	100,000	81,318
3.45%, 01/15/50 (a)	200,000	145,645
3.45%, 05/15/51 (a)	200,000	144,492
5.25%, 05/15/52 (a)	175,000	170,206
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	199,945
4.25%, 09/15/48 (a)	285,000	246,931
3.80%, 06/15/49 (a)	100,000	79,821
3.15%, 09/15/49 (a)	75,000	53,957
3.65%, 04/01/50 (a)	200,000	158,426
5.40%, 03/15/53 (a)	200,000	208,720
AES Corp.
1.38%, 01/15/26 (a)	140,000	129,625
5.45%, 06/01/28 (a)	250,000	254,328
2.45%, 01/15/31 (a)	275,000	231,257
Alabama Power Co.
1.45%, 09/15/30 (a)	190,000	154,286
3.05%, 03/15/32 (a)	200,000	177,740
3.94%, 09/01/32 (a)	175,000	166,857
6.00%, 03/01/39	150,000	161,800
3.85%, 12/01/42	150,000	126,807
4.15%, 08/15/44 (a)	150,000	129,785
3.75%, 03/01/45 (a)	175,000	142,926
4.30%, 01/02/46 (a)	150,000	131,700
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 12/01/47 (a)	200,000	159,292
4.30%, 07/15/48 (a)	150,000	130,835
3.45%, 10/01/49 (a)	200,000	152,373
3.13%, 07/15/51 (a)	200,000	144,550
3.00%, 03/15/52 (a)	150,000	105,128
Ameren Corp.
3.65%, 02/15/26 (a)	175,000	170,148
5.70%, 12/01/26 (a)	200,000	204,876
5.00%, 01/15/29 (a)	200,000	201,184
3.50%, 01/15/31 (a)	300,000	273,899
Ameren Illinois Co.
3.85%, 09/01/32 (a)	200,000	186,864
4.95%, 06/01/33 (a)	150,000	152,042
4.15%, 03/15/46 (a)	175,000	152,296
3.70%, 12/01/47 (a)	175,000	143,486
4.50%, 03/15/49 (a)	150,000	137,858
3.25%, 03/15/50 (a)	100,000	73,939
2.90%, 06/15/51 (a)	50,000	34,215
5.90%, 12/01/52 (a)	100,000	112,250
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	250,000	258,978
3.20%, 11/13/27 (a)	50,000	47,671
4.30%, 12/01/28 (a)	350,000	342,450
5.20%, 01/15/29 (a)	200,000	202,974
2.30%, 03/01/30 (a)	200,000	171,413
5.95%, 11/01/32 (a)	200,000	214,387
5.63%, 03/01/33 (a)	200,000	208,603
3.25%, 03/01/50 (a)	150,000	107,453
3.88%, 02/15/62 (a)(b)	250,000	212,117
Appalachian Power Co.
3.40%, 06/01/25 (a)	200,000	195,731
3.30%, 06/01/27 (a)	250,000	238,482
2.70%, 04/01/31 (a)	100,000	85,799
4.50%, 08/01/32 (a)	100,000	96,443
7.00%, 04/01/38	210,000	243,707
4.40%, 05/15/44 (a)	150,000	126,005
4.45%, 06/01/45 (a)	150,000	127,678
4.50%, 03/01/49 (a)	160,000	136,233
3.70%, 05/01/50 (a)	195,000	146,563
Arizona Public Service Co.
3.15%, 05/15/25 (a)	75,000	73,141
2.20%, 12/15/31 (a)	150,000	122,453
5.55%, 08/01/33 (a)	200,000	207,367
5.05%, 09/01/41 (a)	155,000	147,476
4.35%, 11/15/45 (a)	175,000	147,988
3.75%, 05/15/46 (a)	100,000	76,480
4.20%, 08/15/48 (a)	125,000	101,788
4.25%, 03/01/49 (a)	150,000	121,797
3.50%, 12/01/49 (a)	50,000	35,819
3.35%, 05/15/50 (a)	190,000	136,845
2.65%, 09/15/50 (a)	250,000	154,985
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	145,000	142,021
Avangrid, Inc.
3.20%, 04/15/25 (a)	175,000	170,308
3.80%, 06/01/29 (a)	195,000	183,840
Avista Corp.
4.35%, 06/01/48 (a)	150,000	127,186
4.00%, 04/01/52 (a)	150,000	119,997
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	150,000	128,180
6.35%, 10/01/36	155,000	170,491
3.50%, 08/15/46 (a)	100,000	77,260
3.75%, 08/15/47 (a)	150,000	120,669
4.25%, 09/15/48 (a)	100,000	86,907
3.20%, 09/15/49 (a)	100,000	73,154
See financial notes
98Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 06/15/50 (a)	180,000	123,823
4.55%, 06/01/52 (a)	175,000	160,782
5.40%, 06/01/53 (a)	150,000	155,445
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	150,000	147,766
4.05%, 04/15/25 (a)	350,000	346,197
3.25%, 04/15/28 (a)	200,000	190,148
3.70%, 07/15/30 (a)	200,000	189,527
1.65%, 05/15/31 (a)	175,000	140,662
6.13%, 04/01/36	500,000	542,741
5.95%, 05/15/37	150,000	160,496
5.15%, 11/15/43 (a)	260,000	257,751
4.50%, 02/01/45 (a)	250,000	232,459
3.80%, 07/15/48 (a)	305,000	242,220
4.45%, 01/15/49 (a)	300,000	263,901
4.25%, 10/15/50 (a)	200,000	170,011
2.85%, 05/15/51 (a)	500,000	339,134
4.60%, 05/01/53 (a)	300,000	268,098
Black Hills Corp.
3.15%, 01/15/27 (a)	150,000	142,570
5.95%, 03/15/28 (a)	25,000	25,932
3.05%, 10/15/29 (a)	175,000	157,526
2.50%, 06/15/30 (a)	200,000	168,714
4.35%, 05/01/33 (a)	150,000	139,200
4.20%, 09/15/46 (a)	100,000	80,567
3.88%, 10/15/49 (a)	110,000	82,696
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	94,408
3.00%, 03/01/32 (a)	250,000	221,708
4.45%, 10/01/32 (a)	200,000	196,717
6.95%, 03/15/33	125,000	144,989
4.95%, 04/01/33 (a)	350,000	357,490
3.55%, 08/01/42 (a)	128,000	104,124
3.95%, 03/01/48 (a)	200,000	171,281
4.25%, 02/01/49 (a)	250,000	221,211
2.90%, 07/01/50 (a)	225,000	158,887
3.60%, 03/01/52 (a)	385,000	306,830
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	300,000	266,654
3.70%, 09/01/49 (a)	175,000	132,961
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	170,000	164,277
4.97%, 05/01/46 (a)	200,000	169,494
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	154,310
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	95,598
3.45%, 08/15/27 (a)	200,000	190,655
4.88%, 03/01/44 (a)	100,000	95,292
4.75%, 06/01/50 (a)(b)	200,000	181,304
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	323,000	308,186
3.70%, 08/15/28 (a)	300,000	290,539
6.45%, 01/15/38	300,000	333,198
3.80%, 10/01/42 (a)	200,000	167,155
4.60%, 08/15/43 (a)	150,000	139,544
4.70%, 01/15/44 (a)	150,000	140,370
3.70%, 03/01/45 (a)	100,000	81,089
4.35%, 11/15/45 (a)	150,000	131,929
3.65%, 06/15/46 (a)	250,000	198,449
3.75%, 08/15/47 (a)	200,000	161,969
4.00%, 03/01/48 (a)	150,000	127,574
4.00%, 03/01/49 (a)	150,000	126,474
3.20%, 11/15/49 (a)	100,000	72,075
3.00%, 03/01/50 (a)	300,000	209,511
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 03/15/51 (a)	250,000	177,599
3.85%, 03/15/52 (a)	100,000	81,090
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	50,000	46,360
3.20%, 03/15/27 (a)	200,000	192,217
2.05%, 07/01/31 (a)	100,000	83,320
4.90%, 07/01/33 (a)	110,000	111,758
4.30%, 04/15/44 (a)	150,000	133,290
4.00%, 04/01/48 (a)	250,000	213,741
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	195,567
3.35%, 04/01/30 (a)	400,000	374,050
2.40%, 06/15/31 (a)	125,000	108,231
5.50%, 03/15/34 (a)	250,000	263,049
5.30%, 03/01/35	150,000	153,622
5.85%, 03/15/36	150,000	159,144
6.30%, 08/15/37	200,000	219,629
6.75%, 04/01/38	200,000	229,807
5.50%, 12/01/39	250,000	253,030
5.70%, 06/15/40	150,000	155,844
4.20%, 03/15/42	100,000	86,906
3.95%, 03/01/43 (a)	250,000	213,445
4.45%, 03/15/44 (a)	275,000	247,295
4.50%, 12/01/45 (a)	415,000	370,842
3.88%, 06/15/47 (a)	175,000	142,457
4.13%, 05/15/49 (a)	200,000	168,201
3.95%, 04/01/50 (a)	350,000	293,212
6.15%, 11/15/52 (a)	250,000	284,596
4.63%, 12/01/54 (a)	275,000	248,560
4.30%, 12/01/56 (a)	100,000	84,341
4.00%, 11/15/57 (a)	150,000	125,098
4.50%, 05/15/58 (a)	190,000	165,476
3.70%, 11/15/59 (a)	250,000	189,235
3.00%, 12/01/60 (a)	200,000	130,902
3.60%, 06/15/61 (a)	200,000	151,187
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	243,006
5.60%, 03/01/28 (a)	200,000	206,112
5.80%, 03/01/33 (a)	200,000	210,949
6.13%, 01/15/34 (a)	150,000	160,952
6.25%, 10/01/39	250,000	268,405
5.75%, 10/01/41 (a)	100,000	100,438
5.60%, 06/15/42 (a)	225,000	225,400
6.50%, 10/01/53 (a)	150,000	169,693
Consumers Energy Co.
4.90%, 02/15/29 (a)	200,000	204,165
3.95%, 05/15/43 (a)	250,000	215,761
3.25%, 08/15/46 (a)	100,000	79,500
3.95%, 07/15/47 (a)	145,000	123,038
4.05%, 05/15/48 (a)	200,000	175,385
4.35%, 04/15/49 (a)	200,000	180,521
3.75%, 02/15/50 (a)	150,000	124,320
3.10%, 08/15/50 (a)	350,000	259,120
3.50%, 08/01/51 (a)	125,000	98,349
2.50%, 05/01/60 (a)	275,000	168,948
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	240,000	185,714
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	400,000	336,524
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	150,000	126,105
5.30%, 05/15/33	100,000	103,869
6.05%, 01/15/38	250,000	272,257
5.45%, 02/01/41 (a)	100,000	101,789
5.10%, 06/01/65 (a)	100,000	95,763
See financial notes
Schwab Fixed-Income ETFs | Annual Report99

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dominion Energy, Inc.
3.30%, 03/15/25 (a)	100,000	97,722
3.90%, 10/01/25 (a)	200,000	196,374
1.45%, 04/15/26 (a)	150,000	139,217
2.85%, 08/15/26 (a)	200,000	188,835
3.60%, 03/15/27 (a)	200,000	192,217
4.25%, 06/01/28 (a)	250,000	246,052
3.38%, 04/01/30 (a)	400,000	369,047
5.38%, 11/15/32 (a)	250,000	256,599
6.30%, 03/15/33	245,000	263,272
5.25%, 08/01/33	250,000	254,227
5.95%, 06/15/35	150,000	158,384
7.00%, 06/15/38	250,000	282,605
4.90%, 08/01/41 (a)	200,000	185,324
4.05%, 09/15/42 (a)	200,000	163,575
4.70%, 12/01/44 (a)	150,000	133,304
4.60%, 03/15/49 (a)	150,000	133,074
DTE Electric Co.
3.38%, 03/01/25 (a)	250,000	245,818
2.25%, 03/01/30 (a)	250,000	219,549
2.63%, 03/01/31 (a)	300,000	263,808
4.00%, 04/01/43 (a)	150,000	129,581
4.30%, 07/01/44 (a)	150,000	134,576
3.70%, 03/15/45 (a)	275,000	225,324
3.70%, 06/01/46 (a)	125,000	101,542
3.75%, 08/15/47 (a)	150,000	121,301
4.05%, 05/15/48 (a)	200,000	170,963
3.95%, 03/01/49 (a)	189,000	159,323
2.95%, 03/01/50 (a)	50,000	35,173
3.25%, 04/01/51 (a)	200,000	147,062
5.40%, 04/01/53 (a)	200,000	210,507
DTE Energy Co.
2.85%, 10/01/26 (a)	320,000	302,782
3.40%, 06/15/29 (a)	250,000	233,825
2.95%, 03/01/30 (a)	150,000	133,158
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	232,365
2.45%, 02/01/30 (a)	250,000	222,860
2.55%, 04/15/31 (a)	475,000	413,590
6.45%, 10/15/32	325,000	359,524
4.95%, 01/15/33 (a)	250,000	255,062
6.10%, 06/01/37	150,000	161,843
6.00%, 01/15/38	200,000	215,945
6.05%, 04/15/38	175,000	190,472
5.30%, 02/15/40	250,000	253,571
4.25%, 12/15/41 (a)	250,000	221,781
4.00%, 09/30/42 (a)	200,000	171,268
3.75%, 06/01/45 (a)	200,000	160,464
3.88%, 03/15/46 (a)	150,000	122,176
3.70%, 12/01/47 (a)	200,000	157,765
3.95%, 03/15/48 (a)	350,000	290,876
3.20%, 08/15/49 (a)	300,000	218,846
3.45%, 04/15/51 (a)	150,000	114,161
5.35%, 01/15/53 (a)	200,000	205,539
Duke Energy Corp.
0.90%, 09/15/25 (a)	200,000	186,682
2.65%, 09/01/26 (a)	500,000	474,741
3.15%, 08/15/27 (a)	420,000	397,520
5.00%, 12/08/27 (a)	200,000	202,576
4.30%, 03/15/28 (a)	200,000	197,276
3.40%, 06/15/29 (a)	200,000	188,288
2.45%, 06/01/30 (a)	300,000	262,415
2.55%, 06/15/31 (a)	500,000	427,373
4.50%, 08/15/32 (a)	300,000	290,906
3.30%, 06/15/41 (a)	150,000	115,301
4.80%, 12/15/45 (a)	100,000	92,272
3.75%, 09/01/46 (a)	400,000	310,117
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 08/15/47 (a)	175,000	139,115
4.20%, 06/15/49 (a)	200,000	164,634
3.50%, 06/15/51 (a)	250,000	184,235
5.00%, 08/15/52 (a)	275,000	257,226
3.25%, 01/15/82 (a)(b)	145,000	113,608
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	330,000	320,663
2.50%, 12/01/29 (a)	150,000	133,963
1.75%, 06/15/30 (a)	275,000	230,047
5.88%, 11/15/33 (a)	200,000	216,068
6.35%, 09/15/37	170,000	189,294
6.40%, 06/15/38	300,000	336,472
5.65%, 04/01/40	155,000	161,746
3.85%, 11/15/42 (a)	150,000	124,134
3.40%, 10/01/46 (a)	300,000	225,897
4.20%, 07/15/48 (a)	200,000	173,934
3.00%, 12/15/51 (a)	50,000	34,314
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	107,151
6.35%, 08/15/38	200,000	223,243
6.45%, 04/01/39	200,000	224,616
4.90%, 07/15/43 (a)	75,000	72,303
3.75%, 05/15/46 (a)	200,000	160,116
3.25%, 10/01/49 (a)	200,000	145,844
2.75%, 04/01/50 (a)	85,000	55,292
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	144,857
2.13%, 06/01/30 (a)	200,000	170,345
3.70%, 06/15/46 (a)	125,000	100,383
4.30%, 02/01/49 (a)	550,000	469,685
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	244,418
2.00%, 08/15/31 (a)	200,000	165,647
6.30%, 04/01/38	275,000	304,917
4.10%, 05/15/42 (a)	225,000	195,227
4.10%, 03/15/43 (a)	100,000	85,789
4.38%, 03/30/44 (a)	175,000	155,843
4.15%, 12/01/44 (a)	220,000	188,381
4.20%, 08/15/45 (a)	75,000	64,305
3.70%, 10/15/46 (a)	200,000	157,023
3.60%, 09/15/47 (a)	250,000	194,073
2.50%, 08/15/50 (a)	250,000	158,081
2.90%, 08/15/51 (a)	150,000	101,697
Edison International
5.75%, 06/15/27 (a)	300,000	306,874
4.13%, 03/15/28 (a)	200,000	193,555
5.25%, 11/15/28 (a)	200,000	201,587
6.95%, 11/15/29 (a)	200,000	217,621
El Paso Electric Co.
6.00%, 05/15/35	169,000	172,665
5.00%, 12/01/44 (a)	50,000	42,177
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	212,000	204,374
2.64%, 06/15/31 (a)	100,000	82,188
4.75%, 06/15/46 (a)	400,000	330,235
Enel Americas SA
4.00%, 10/25/26 (a)	175,000	170,733
Enel Chile SA
4.88%, 06/12/28 (a)	335,000	330,688
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	160,000	155,765
5.15%, 01/15/33 (a)	125,000	127,971
5.30%, 09/15/33 (a)	200,000	206,193
4.20%, 04/01/49 (a)	175,000	150,657
2.65%, 06/15/51 (a)	110,000	69,539
See financial notes
100Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Corp.
0.90%, 09/15/25 (a)	350,000	326,152
2.95%, 09/01/26 (a)	350,000	332,953
2.80%, 06/15/30 (a)	250,000	220,831
2.40%, 06/15/31 (a)	300,000	251,266
3.75%, 06/15/50 (a)	245,000	185,382
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	200,000	187,564
3.12%, 09/01/27 (a)	200,000	189,171
3.25%, 04/01/28 (a)	200,000	188,140
1.60%, 12/15/30 (a)	175,000	140,517
3.05%, 06/01/31 (a)	200,000	177,070
4.00%, 03/15/33 (a)	211,000	197,188
4.95%, 01/15/45 (a)	125,000	115,992
4.20%, 09/01/48 (a)	325,000	272,237
4.20%, 04/01/50 (a)	220,000	187,007
2.90%, 03/15/51 (a)	300,000	200,991
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	225,000	181,015
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	197,000	191,781
1.75%, 03/15/31 (a)	250,000	204,810
3.55%, 09/30/49 (a)	200,000	151,957
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	250,000	238,622
4.13%, 03/01/42 (a)	150,000	129,556
4.10%, 04/01/43 (a)	250,000	211,804
4.25%, 12/01/45 (a)	275,000	233,959
3.25%, 09/01/49 (a)	285,000	202,316
3.45%, 04/15/50 (a)	100,000	73,595
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	190,000	162,176
5.30%, 10/01/41 (a)	50,000	49,717
4.20%, 06/15/47 (a)	95,000	81,679
4.20%, 03/15/48 (a)	75,000	63,497
4.13%, 04/01/49 (a)	100,000	82,602
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	226,667
Eversource Energy
3.15%, 01/15/25 (a)	85,000	83,121
0.80%, 08/15/25 (a)	200,000	186,624
4.75%, 05/15/26	200,000	199,163
2.90%, 03/01/27 (a)	200,000	189,576
3.30%, 01/15/28 (a)	250,000	237,444
5.45%, 03/01/28 (a)	250,000	257,219
5.95%, 02/01/29 (a)	200,000	209,958
4.25%, 04/01/29 (a)	200,000	194,706
1.65%, 08/15/30 (a)	400,000	325,985
2.55%, 03/15/31 (a)	300,000	254,712
3.38%, 03/01/32 (a)	200,000	177,470
5.13%, 05/15/33 (a)	200,000	201,254
3.45%, 01/15/50 (a)	200,000	145,028
Exelon Corp.
3.95%, 06/15/25 (a)	150,000	147,550
3.40%, 04/15/26 (a)	100,000	96,914
2.75%, 03/15/27 (a)	200,000	188,513
5.15%, 03/15/28 (a)	300,000	304,628
4.05%, 04/15/30 (a)	450,000	430,181
3.35%, 03/15/32 (a)	360,000	323,068
5.30%, 03/15/33 (a)	250,000	255,516
4.95%, 06/15/35 (a)(d)	200,000	192,559
5.63%, 06/15/35	150,000	154,877
5.10%, 06/15/45 (a)	200,000	189,447
4.45%, 04/15/46 (a)	100,000	87,131
4.70%, 04/15/50 (a)	250,000	226,264
5.60%, 03/15/53 (a)	200,000	203,450
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Power & Light Co.
2.85%, 04/01/25 (a)	500,000	488,372
3.13%, 12/01/25 (a)	350,000	340,671
5.05%, 04/01/28 (a)	300,000	307,126
4.40%, 05/15/28 (a)	40,000	40,102
2.45%, 02/03/32 (a)	500,000	430,161
5.10%, 04/01/33 (a)	200,000	206,742
5.63%, 04/01/34	200,000	215,459
4.95%, 06/01/35	150,000	152,651
5.95%, 02/01/38	150,000	164,628
5.96%, 04/01/39	250,000	277,974
5.69%, 03/01/40	165,000	178,737
5.25%, 02/01/41 (a)	100,000	102,213
4.13%, 02/01/42 (a)	415,000	374,450
4.05%, 06/01/42 (a)	200,000	177,530
3.80%, 12/15/42 (a)	175,000	153,980
4.05%, 10/01/44 (a)	100,000	87,736
3.70%, 12/01/47 (a)	55,000	44,682
3.95%, 03/01/48 (a)	250,000	213,642
4.13%, 06/01/48 (a)	250,000	219,352
3.99%, 03/01/49 (a)	250,000	214,388
3.15%, 10/01/49 (a)	250,000	184,674
2.88%, 12/04/51 (a)	400,000	277,882
5.30%, 04/01/53 (a)	200,000	210,067
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	294,765
Georgia Power Co.
3.25%, 04/01/26 (a)	200,000	192,610
3.25%, 03/30/27 (a)	100,000	95,679
4.65%, 05/16/28 (a)	200,000	201,788
2.65%, 09/15/29 (a)	100,000	90,825
4.70%, 05/15/32 (a)	250,000	249,506
4.95%, 05/17/33 (a)	250,000	252,912
4.75%, 09/01/40	100,000	93,365
4.30%, 03/15/42	275,000	244,235
4.30%, 03/15/43	150,000	130,923
3.70%, 01/30/50 (a)	175,000	138,975
3.25%, 03/15/51 (a)	200,000	145,414
5.13%, 05/15/52 (a)	250,000	248,576
Iberdrola International BV
5.81%, 03/15/25	150,000	150,825
6.75%, 07/15/36	125,000	146,015
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	170,296
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	48,331
4.55%, 03/15/46 (a)	100,000	89,773
3.75%, 07/01/47 (a)	100,000	76,862
4.25%, 08/15/48 (a)	200,000	168,861
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	250,000	243,242
3.60%, 04/01/29 (a)	80,000	76,154
2.30%, 06/01/30 (a)	300,000	257,504
3.70%, 09/15/46 (a)	50,000	38,642
3.50%, 09/30/49 (a)	150,000	112,178
3.10%, 11/30/51 (a)	125,000	85,353
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	210,000	194,863
ITC Holdings Corp.
3.25%, 06/30/26 (a)	120,000	115,508
3.35%, 11/15/27 (a)	175,000	166,706
5.30%, 07/01/43 (a)	100,000	96,832
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	195,888
4.38%, 10/01/45 (a)	150,000	130,092
3.30%, 06/01/50 (a)	150,000	109,946
See financial notes
Schwab Fixed-Income ETFs | Annual Report101

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	150,000	156,575
4.25%, 04/01/49 (a)	150,000	127,897
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	47,909
3.65%, 04/15/29 (a)	300,000	286,954
6.75%, 12/30/31	200,000	228,213
5.35%, 01/15/34 (a)	300,000	316,597
5.80%, 10/15/36	100,000	107,404
4.80%, 09/15/43 (a)	200,000	189,282
4.40%, 10/15/44 (a)	125,000	112,097
4.25%, 05/01/46 (a)	150,000	131,411
3.95%, 08/01/47 (a)	100,000	83,699
3.65%, 08/01/48 (a)	250,000	199,724
4.25%, 07/15/49 (a)	300,000	262,672
3.15%, 04/15/50 (a)	315,000	227,044
Mississippi Power Co.
3.95%, 03/30/28 (a)	225,000	218,802
4.25%, 03/15/42	100,000	85,655
3.10%, 07/30/51 (a)	100,000	67,744
National Grid PLC
5.81%, 06/12/33 (a)	250,000	263,433
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25	100,000	96,562
5.45%, 10/30/25	200,000	202,165
3.25%, 11/01/25 (a)	400,000	388,701
4.45%, 03/13/26 (a)	200,000	199,680
3.40%, 02/07/28 (a)	350,000	336,187
3.90%, 11/01/28 (a)	250,000	243,168
3.70%, 03/15/29 (a)	200,000	190,421
2.40%, 03/15/30 (a)	200,000	173,964
1.35%, 03/15/31 (a)	250,000	196,883
1.65%, 06/15/31 (a)	150,000	120,021
8.00%, 03/01/32	200,000	239,917
4.15%, 12/15/32 (a)	200,000	190,432
5.80%, 01/15/33 (a)	200,000	212,540
5.25%, 04/20/46 (a)(b)	150,000	143,654
4.40%, 11/01/48 (a)	130,000	114,221
4.30%, 03/15/49 (a)	100,000	87,920
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	144,443
6.65%, 04/01/36	250,000	275,607
6.75%, 07/01/37	75,000	85,493
3.13%, 08/01/50 (a)	325,000	225,976
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	850,000	858,156
4.45%, 06/20/25	400,000	396,596
1.88%, 01/15/27 (a)	350,000	322,183
3.55%, 05/01/27 (a)	450,000	433,987
4.63%, 07/15/27 (a)	400,000	399,681
4.90%, 02/28/28 (a)	375,000	378,617
1.90%, 06/15/28 (a)	725,000	643,717
3.50%, 04/01/29 (a)	150,000	142,115
2.75%, 11/01/29 (a)	350,000	314,535
2.25%, 06/01/30 (a)	700,000	599,313
2.44%, 01/15/32 (a)	400,000	335,782
5.00%, 07/15/32 (a)	300,000	302,865
3.00%, 01/15/52 (a)	200,000	134,591
5.25%, 02/28/53 (a)	340,000	333,580
4.80%, 12/01/77 (a)(b)	225,000	195,485
3.80%, 03/15/82 (a)(b)	150,000	127,866
Northern States Power Co.
2.25%, 04/01/31 (a)	200,000	172,183
6.25%, 06/01/36	145,000	161,359
6.20%, 07/01/37	175,000	192,844
5.35%, 11/01/39	110,000	113,134
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 08/15/42 (a)	145,000	115,643
4.00%, 08/15/45 (a)	100,000	83,435
3.60%, 05/15/46 (a)	250,000	197,576
3.60%, 09/15/47 (a)	250,000	197,617
2.90%, 03/01/50 (a)	120,000	84,203
2.60%, 06/01/51 (a)	175,000	114,905
4.50%, 06/01/52 (a)	150,000	138,626
NorthWestern Corp.
4.18%, 11/15/44 (a)	185,000	153,866
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	338,318
3.25%, 05/15/29 (a)	115,000	108,411
3.95%, 04/01/30 (a)	150,000	143,683
1.95%, 08/15/31 (a)	150,000	123,277
5.50%, 03/15/40	100,000	101,925
4.40%, 03/01/44 (a)	175,000	160,413
3.10%, 06/01/51 (a)	175,000	124,287
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	154,508
5.38%, 11/01/40	200,000	193,008
5.05%, 10/01/48 (a)	200,000	184,537
3.75%, 08/01/50 (a)	150,000	113,232
5.25%, 09/01/50	50,000	47,447
Ohio Edison Co.
6.88%, 07/15/36	100,000	112,763
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	175,842
1.63%, 01/15/31 (a)	200,000	162,315
4.15%, 04/01/48 (a)	200,000	168,680
4.00%, 06/01/49 (a)	150,000	122,967
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	114,707
3.25%, 04/01/30 (a)	350,000	320,465
5.40%, 01/15/33 (a)	150,000	157,315
4.15%, 04/01/47 (a)	225,000	190,088
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	365,000	352,932
5.75%, 03/15/29 (a)	123,000	130,049
2.75%, 05/15/30 (a)	200,000	180,115
7.00%, 05/01/32	250,000	287,258
4.15%, 06/01/32 (a)	150,000	144,916
4.55%, 09/15/32 (a)	200,000	198,457
5.65%, 11/15/33 (a)(d)	250,000	267,065
7.50%, 09/01/38	100,000	123,152
5.25%, 09/30/40	175,000	179,090
4.55%, 12/01/41 (a)	150,000	140,833
3.75%, 04/01/45 (a)	250,000	207,402
3.80%, 09/30/47 (a)	275,000	222,993
4.10%, 11/15/48 (a)	300,000	261,297
3.80%, 06/01/49 (a)	150,000	124,079
3.10%, 09/15/49 (a)	250,000	180,028
3.70%, 05/15/50 (a)	150,000	121,784
4.60%, 06/01/52 (a)	150,000	140,259
5.35%, 10/01/52 (a)	100,000	104,102
Pacific Gas & Electric Co.
4.95%, 06/08/25	100,000	99,430
3.50%, 06/15/25 (a)	300,000	291,489
3.45%, 07/01/25	360,000	349,006
3.15%, 01/01/26	550,000	527,305
2.95%, 03/01/26 (a)	225,000	213,614
3.30%, 03/15/27 (a)	100,000	93,567
2.10%, 08/01/27 (a)	350,000	315,927
3.30%, 12/01/27 (a)	500,000	467,611
3.00%, 06/15/28 (a)	350,000	319,379
3.75%, 07/01/28	325,000	305,076
4.65%, 08/01/28 (a)	100,000	96,284
See financial notes
102Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 07/01/30 (a)	900,000	858,436
2.50%, 02/01/31 (a)	600,000	496,345
3.25%, 06/01/31 (a)	600,000	520,672
4.40%, 03/01/32 (a)	200,000	185,600
5.90%, 06/15/32 (a)	200,000	203,691
6.15%, 01/15/33 (a)	300,000	311,633
4.50%, 07/01/40 (a)	500,000	423,057
3.30%, 08/01/40 (a)	350,000	256,921
4.20%, 06/01/41 (a)	300,000	241,015
4.45%, 04/15/42 (a)	350,000	282,957
3.75%, 08/15/42 (a)	100,000	73,939
4.60%, 06/15/43 (a)	200,000	165,714
4.75%, 02/15/44 (a)	200,000	167,917
4.30%, 03/15/45 (a)	260,000	204,020
4.25%, 03/15/46 (a)	175,000	135,271
4.00%, 12/01/46 (a)	240,000	176,904
4.95%, 07/01/50 (a)	900,000	771,810
3.50%, 08/01/50 (a)	200,000	138,631
5.25%, 03/01/52 (a)	455,000	406,869
6.75%, 01/15/53 (a)	200,000	218,174
PacifiCorp
3.50%, 06/15/29 (a)	125,000	117,520
2.70%, 09/15/30 (a)	150,000	130,095
7.70%, 11/15/31	275,000	322,224
5.75%, 04/01/37	100,000	102,933
6.25%, 10/15/37	200,000	214,946
6.35%, 07/15/38	250,000	271,359
6.00%, 01/15/39	100,000	105,015
4.10%, 02/01/42 (a)	175,000	145,771
4.15%, 02/15/50 (a)	200,000	162,691
3.30%, 03/15/51 (a)	250,000	174,355
2.90%, 06/15/52 (a)	200,000	129,253
5.35%, 12/01/53 (a)	325,000	312,961
5.50%, 05/15/54 (a)	400,000	393,631
PECO Energy Co.
4.90%, 06/15/33 (a)	175,000	178,291
3.70%, 09/15/47 (a)	300,000	244,671
3.90%, 03/01/48 (a)	200,000	169,521
3.00%, 09/15/49 (a)	100,000	71,753
2.80%, 06/15/50 (a)	200,000	137,120
3.05%, 03/15/51 (a)	50,000	35,529
2.85%, 09/15/51 (a)	150,000	100,912
4.38%, 08/15/52 (a)	140,000	126,387
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	250,000	235,641
Potomac Electric Power Co.
4.15%, 03/15/43 (a)	200,000	178,952
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	260,000	249,567
4.13%, 04/15/30 (a)	150,000	143,011
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	200,000	205,146
6.25%, 05/15/39	300,000	337,587
4.75%, 07/15/43 (a)	100,000	94,626
4.15%, 06/15/48 (a)	150,000	132,599
3.00%, 10/01/49 (a)	110,000	79,453
5.25%, 05/15/53 (a)	200,000	206,824
Progress Energy, Inc.
7.75%, 03/01/31	250,000	289,095
7.00%, 10/30/31	210,000	237,683
6.00%, 12/01/39	185,000	194,540
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	144,773
1.90%, 01/15/31 (a)	155,000	128,869
1.88%, 06/15/31 (a)	225,000	186,006
4.10%, 06/01/32 (a)	150,000	143,955
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 09/01/37	210,000	228,957
3.60%, 09/15/42 (a)	100,000	79,249
3.80%, 06/15/47 (a)	50,000	39,905
4.05%, 09/15/49 (a)	325,000	266,310
3.20%, 03/01/50 (a)	250,000	178,923
2.70%, 01/15/51 (a)	180,000	114,215
5.25%, 04/01/53 (a)	200,000	199,746
Public Service Co. of New Hampshire
3.60%, 07/01/49 (a)	100,000	79,643
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	124,304
5.25%, 01/15/33 (a)	150,000	151,538
3.15%, 08/15/51 (a)	150,000	103,477
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	150,000	138,841
3.00%, 05/15/27 (a)	205,000	195,621
3.70%, 05/01/28 (a)	175,000	169,847
3.20%, 05/15/29 (a)	225,000	211,109
2.45%, 01/15/30 (a)	250,000	221,459
1.90%, 08/15/31 (a)	200,000	164,330
4.90%, 12/15/32 (a)	220,000	223,956
4.65%, 03/15/33 (a)	110,000	110,063
3.95%, 05/01/42 (a)	100,000	86,547
3.65%, 09/01/42 (a)	100,000	83,590
3.80%, 01/01/43 (a)	175,000	148,158
3.80%, 03/01/46 (a)	150,000	125,498
3.60%, 12/01/47 (a)	275,000	223,876
4.05%, 05/01/48 (a)	175,000	153,592
3.85%, 05/01/49 (a)	150,000	125,531
3.20%, 08/01/49 (a)	150,000	111,739
3.15%, 01/01/50 (a)	25,000	18,442
2.70%, 05/01/50 (a)	150,000	103,230
2.05%, 08/01/50 (a)	250,000	146,535
5.13%, 03/15/53 (a)	150,000	156,125
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	225,000	210,360
5.85%, 11/15/27 (a)	200,000	208,505
1.60%, 08/15/30 (a)	360,000	295,521
2.45%, 11/15/31 (a)	300,000	252,517
6.13%, 10/15/33 (a)	5,000	5,383
Puget Energy, Inc.
3.65%, 05/15/25 (a)	150,000	146,384
4.10%, 06/15/30 (a)	300,000	275,840
4.22%, 03/15/32 (a)	150,000	136,044
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	108,673
5.80%, 03/15/40	175,000	182,436
5.64%, 04/15/41 (a)	150,000	154,481
4.30%, 05/20/45 (a)	150,000	128,587
4.22%, 06/15/48 (a)	200,000	171,198
3.25%, 09/15/49 (a)	200,000	142,706
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	200,000	190,919
1.70%, 10/01/30 (a)	210,000	174,078
3.00%, 03/15/32 (a)	250,000	222,356
6.00%, 06/01/39	150,000	162,191
3.75%, 06/01/47 (a)	125,000	101,221
4.15%, 05/15/48 (a)	294,000	251,866
4.10%, 06/15/49 (a)	165,000	137,480
3.32%, 04/15/50 (a)	200,000	143,319
3.70%, 03/15/52 (a)	260,000	202,741
5.35%, 04/01/53 (a)	200,000	203,271
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	190,615
See financial notes
Schwab Fixed-Income ETFs | Annual Report103

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Edison Co.
3.70%, 08/01/25 (a)	350,000	343,057
1.20%, 02/01/26 (a)	250,000	232,943
5.85%, 11/01/27 (a)	250,000	261,380
3.65%, 03/01/28 (a)	100,000	96,021
5.30%, 03/01/28 (a)	200,000	205,536
4.20%, 03/01/29 (a)	150,000	147,240
6.65%, 04/01/29	150,000	160,173
2.85%, 08/01/29 (a)	200,000	182,796
2.25%, 06/01/30 (a)	250,000	215,105
2.75%, 02/01/32 (a)	200,000	173,868
5.95%, 11/01/32 (a)	200,000	215,086
6.00%, 01/15/34	200,000	220,034
5.75%, 04/01/35	200,000	209,135
5.35%, 07/15/35	200,000	206,835
5.55%, 01/15/37	200,000	202,171
5.95%, 02/01/38	250,000	263,276
6.05%, 03/15/39	150,000	159,643
5.50%, 03/15/40	300,000	303,947
4.05%, 03/15/42 (a)	105,000	88,773
3.90%, 03/15/43 (a)	125,000	102,613
4.65%, 10/01/43 (a)	250,000	228,287
3.60%, 02/01/45 (a)	150,000	116,601
4.00%, 04/01/47 (a)	600,000	492,614
4.13%, 03/01/48 (a)	520,000	439,599
4.88%, 03/01/49 (a)	225,000	208,263
3.65%, 02/01/50 (a)	400,000	310,584
3.65%, 06/01/51 (a)	100,000	75,566
3.45%, 02/01/52 (a)	225,000	164,781
Southern Co.
3.25%, 07/01/26 (a)	600,000	579,129
5.11%, 08/01/27 (e)	250,000	253,949
4.85%, 06/15/28 (a)	250,000	252,149
5.50%, 03/15/29 (a)	200,000	208,220
3.70%, 04/30/30 (a)	350,000	330,309
5.20%, 06/15/33 (a)	200,000	204,150
5.70%, 03/15/34 (a)	200,000	210,825
4.25%, 07/01/36 (a)	200,000	184,150
4.40%, 07/01/46 (a)	600,000	529,741
4.00%, 01/15/51 (a)(b)	250,000	239,118
3.75%, 09/15/51 (a)(b)	275,000	250,951
Southern Power Co.
0.90%, 01/15/26 (a)	225,000	207,553
5.15%, 09/15/41	200,000	190,257
5.25%, 07/15/43	200,000	189,908
4.95%, 12/15/46 (a)	128,000	115,900
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	300,000	282,344
4.10%, 09/15/28 (a)	200,000	193,635
3.90%, 04/01/45 (a)	100,000	77,443
3.85%, 02/01/48 (a)	200,000	150,729
3.25%, 11/01/51 (a)	200,000	135,345
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	133,766
3.40%, 08/15/46 (a)	150,000	111,494
3.70%, 08/15/47 (a)	150,000	115,125
4.40%, 11/15/48 (a)	100,000	84,807
3.75%, 06/15/49 (a)	130,000	100,221
3.15%, 05/01/50 (a)	165,000	113,876
Tampa Electric Co.
4.10%, 06/15/42 (a)	125,000	109,185
4.35%, 05/15/44 (a)	100,000	86,139
4.30%, 06/15/48 (a)	150,000	126,464
4.45%, 06/15/49 (a)	150,000	129,795
3.63%, 06/15/50 (a)	125,000	94,539
3.45%, 03/15/51 (a)	25,000	18,476
5.00%, 07/15/52 (a)	150,000	143,667
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toledo Edison Co.
6.15%, 05/15/37	100,000	108,364
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	175,000	143,492
4.85%, 12/01/48 (a)	175,000	161,871
4.00%, 06/15/50 (a)	100,000	79,547
3.25%, 05/01/51 (a)	200,000	141,290
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	41,989
3.50%, 03/15/29 (a)	425,000	403,284
2.95%, 03/15/30 (a)	150,000	135,629
2.15%, 03/15/32 (a)	200,000	166,427
8.45%, 03/15/39	150,000	197,376
3.90%, 09/15/42 (a)	115,000	96,638
3.65%, 04/15/45 (a)	100,000	78,882
4.00%, 04/01/48 (a)	150,000	123,820
3.25%, 10/01/49 (a)	150,000	105,504
2.63%, 03/15/51 (a)	250,000	160,202
3.90%, 04/01/52 (a)	185,000	153,106
Virginia Electric & Power Co.
3.10%, 05/15/25 (a)	200,000	195,224
3.15%, 01/15/26 (a)	250,000	242,571
2.95%, 11/15/26 (a)	200,000	191,467
3.50%, 03/15/27 (a)	350,000	338,569
2.88%, 07/15/29 (a)	150,000	138,099
2.40%, 03/30/32 (a)	175,000	148,198
5.00%, 04/01/33 (a)	200,000	202,754
6.00%, 01/15/36	250,000	268,976
6.00%, 05/15/37	275,000	296,875
8.88%, 11/15/38	300,000	410,402
4.00%, 01/15/43 (a)	250,000	213,864
4.45%, 02/15/44 (a)	250,000	223,985
4.20%, 05/15/45 (a)	50,000	42,918
3.80%, 09/15/47 (a)	300,000	240,989
4.60%, 12/01/48 (a)	250,000	227,153
3.30%, 12/01/49 (a)	300,000	220,378
2.45%, 12/15/50 (a)	450,000	278,058
4.63%, 05/15/52 (a)	225,000	203,846
5.45%, 04/01/53 (a)	200,000	206,557
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	200,000	199,324
5.60%, 09/12/26 (a)	175,000	178,242
5.15%, 10/01/27 (a)	225,000	228,657
1.38%, 10/15/27 (a)	250,000	221,183
4.75%, 01/15/28 (a)	200,000	200,248
2.20%, 12/15/28 (a)	150,000	133,507
1.80%, 10/15/30 (a)	250,000	204,429
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	150,000	133,505
4.30%, 10/15/48 (a)	125,000	110,461
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	100,000	94,482
3.00%, 07/01/29 (a)	225,000	209,372
3.65%, 04/01/50 (a)	200,000	153,983
Wisconsin Public Service Corp.
3.67%, 12/01/42	200,000	162,611
4.75%, 11/01/44 (a)	150,000	139,416
3.30%, 09/01/49 (a)	222,000	162,539
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	165,000	161,244
3.35%, 12/01/26 (a)	100,000	96,400
4.00%, 06/15/28 (a)	175,000	171,011
3.40%, 06/01/30 (a)	300,000	277,281
4.60%, 06/01/32 (a)	300,000	293,294
5.45%, 08/15/33 (a)	200,000	206,573
See financial notes
104Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 07/01/36	90,000	102,185
3.50%, 12/01/49 (a)	200,000	148,397
		146,743,205
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	190,737
2.63%, 09/15/29 (a)	100,000	91,163
1.50%, 01/15/31 (a)	375,000	305,988
5.90%, 11/15/33 (a)	125,000	135,899
5.50%, 06/15/41 (a)	150,000	157,394
4.15%, 01/15/43 (a)	200,000	181,971
4.13%, 10/15/44 (a)	100,000	89,045
4.30%, 10/01/48 (a)	225,000	200,815
4.13%, 03/15/49 (a)	165,000	144,140
3.38%, 09/15/49 (a)	200,000	152,684
2.85%, 02/15/52 (a)	55,000	37,696
5.75%, 10/15/52 (a)	150,000	165,359
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	205,327
4.00%, 04/01/28 (a)	50,000	48,747
1.75%, 10/01/30 (a)	200,000	167,215
5.40%, 03/01/33 (a)	200,000	208,922
5.85%, 01/15/41 (a)	125,000	132,073
4.10%, 09/01/47 (a)	100,000	84,269
National Grid USA
5.80%, 04/01/35	150,000	152,929
NiSource, Inc.
0.95%, 08/15/25 (a)	300,000	280,574
3.49%, 05/15/27 (a)	225,000	216,807
5.25%, 03/30/28 (a)	200,000	204,425
2.95%, 09/01/29 (a)	350,000	320,261
3.60%, 05/01/30 (a)	350,000	326,963
1.70%, 02/15/31 (a)	200,000	162,970
5.95%, 06/15/41 (a)	160,000	167,300
5.25%, 02/15/43 (a)	275,000	267,958
4.80%, 02/15/44 (a)	199,000	183,161
5.65%, 02/01/45 (a)	150,000	151,225
4.38%, 05/15/47 (a)	350,000	302,591
3.95%, 03/30/48 (a)	100,000	81,282
5.00%, 06/15/52 (a)	100,000	94,154
ONE Gas, Inc.
4.66%, 02/01/44 (a)	200,000	182,745
4.50%, 11/01/48 (a)	250,000	221,758
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	252,950
3.64%, 11/01/46 (a)	200,000	148,176
3.35%, 06/01/50 (a)	150,000	105,387
5.05%, 05/15/52 (a)	170,000	159,266
Sempra
3.30%, 04/01/25 (a)	250,000	243,964
3.25%, 06/15/27 (a)	300,000	284,588
3.40%, 02/01/28 (a)	300,000	286,374
3.70%, 04/01/29 (a)	200,000	190,903
5.50%, 08/01/33 (a)	50,000	51,903
3.80%, 02/01/38 (a)	250,000	214,321
6.00%, 10/15/39	365,000	385,268
4.00%, 02/01/48 (a)	225,000	185,426
4.13%, 04/01/52 (a)(b)	300,000	258,981
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	48,824
2.60%, 06/15/26 (a)	215,000	205,272
2.95%, 04/15/27 (a)	210,000	199,422
2.55%, 02/01/30 (a)	250,000	220,331
5.13%, 11/15/40	200,000	198,374
3.75%, 09/15/42 (a)	150,000	121,774
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 06/01/48 (a)	125,000	106,079
4.30%, 01/15/49 (a)	175,000	149,243
3.95%, 02/15/50 (a)	200,000	159,549
5.75%, 06/01/53 (a)	150,000	158,511
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	96,286
1.75%, 01/15/31 (a)	200,000	163,596
5.15%, 09/15/32 (a)	90,000	91,325
5.75%, 09/15/33 (a)	150,000	157,744
5.88%, 03/15/41 (a)	200,000	204,173
4.40%, 06/01/43 (a)	131,000	111,432
3.95%, 10/01/46 (a)	225,000	175,954
4.40%, 05/30/47 (a)	250,000	212,560
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	102,509
2.20%, 06/15/30 (a)	330,000	281,581
4.05%, 03/15/32 (a)	140,000	131,658
3.80%, 09/29/46 (a)	100,000	75,125
4.15%, 06/01/49 (a)	135,000	106,972
3.18%, 08/15/51 (a)	50,000	32,993
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	125,000	88,955
Washington Gas Light Co.
3.80%, 09/15/46 (a)	155,000	119,396
3.65%, 09/15/49 (a)	175,000	132,460
		12,636,152
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	25,000	24,498
2.95%, 09/01/27 (a)	100,000	94,661
3.75%, 09/01/28 (a)	250,000	241,008
3.45%, 06/01/29 (a)	165,000	156,067
2.80%, 05/01/30 (a)	200,000	179,625
2.30%, 06/01/31 (a)	200,000	171,118
4.45%, 06/01/32 (a)	325,000	323,390
6.59%, 10/15/37	200,000	232,778
4.30%, 12/01/42 (a)	200,000	180,976
4.30%, 09/01/45 (a)	45,000	40,417
4.00%, 12/01/46 (a)	140,000	118,843
3.75%, 09/01/47 (a)	250,000	204,993
4.20%, 09/01/48 (a)	300,000	262,379
4.15%, 06/01/49 (a)	150,000	129,650
3.45%, 05/01/50 (a)	155,000	118,929
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	150,000	140,551
2.70%, 04/15/30 (a)	160,000	140,315
2.40%, 05/01/31 (a)	50,000	41,896
4.28%, 05/01/49 (a)	175,000	146,224
3.35%, 04/15/50 (a)	200,000	142,809
5.30%, 05/01/52 (a)	150,000	144,335
		3,235,462
		162,614,819
Total Corporates (Cost $2,033,768,040)		1,865,088,736

TREASURIES 41.3% OF NET ASSETS
U.S. Treasury Bonds
7.63%, 02/15/25	1,000,000	1,035,527
6.88%, 08/15/25	1,000,000	1,038,965
6.00%, 02/15/26	1,889,000	1,955,779
6.75%, 08/15/26	1,209,000	1,288,529
6.50%, 11/15/26	1,748,000	1,863,804
6.63%, 02/15/27	1,000,000	1,076,600
See financial notes
Schwab Fixed-Income ETFs | Annual Report105

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.38%, 08/15/27	1,200,000	1,296,643
6.13%, 11/15/27	2,434,000	2,626,111
5.50%, 08/15/28	1,748,000	1,869,147
5.25%, 11/15/28	2,248,000	2,383,590
5.25%, 02/15/29	1,174,000	1,247,054
6.13%, 08/15/29	1,044,000	1,158,911
6.25%, 05/15/30	2,131,000	2,410,641
5.38%, 02/15/31	2,594,000	2,843,179
4.50%, 02/15/36	2,844,000	3,036,525
4.75%, 02/15/37	1,182,000	1,294,799
5.00%, 05/15/37	1,648,000	1,845,131
4.38%, 02/15/38	1,596,000	1,678,984
4.50%, 05/15/38	2,096,000	2,228,989
3.50%, 02/15/39	1,972,000	1,868,881
4.25%, 05/15/39	1,946,000	2,005,943
4.50%, 08/15/39	2,446,000	2,590,134
4.38%, 11/15/39	2,825,000	2,944,592
4.63%, 02/15/40	2,955,000	3,166,431
1.13%, 05/15/40	11,200,000	7,228,415
4.38%, 05/15/40	3,194,000	3,319,883
1.13%, 08/15/40	13,000,000	8,306,805
3.88%, 08/15/40	4,494,000	4,386,063
1.38%, 11/15/40	15,500,000	10,301,174
4.25%, 11/15/40	4,253,000	4,337,772
1.88%, 02/15/41	18,900,000	13,604,551
4.75%, 02/15/41	4,292,000	4,644,766
2.25%, 05/15/41	17,500,000	13,352,411
4.38%, 05/15/41	3,944,000	4,070,561
1.75%, 08/15/41	21,400,000	14,903,840
3.75%, 08/15/41	3,817,000	3,635,662
2.00%, 11/15/41	18,000,000	13,043,178
3.13%, 11/15/41	4,344,000	3,781,233
2.38%, 02/15/42	15,900,000	12,218,206
3.13%, 02/15/42	4,082,000	3,541,382
3.00%, 05/15/42	3,998,000	3,386,602
3.25%, 05/15/42	13,100,000	11,508,021
2.75%, 08/15/42	4,191,000	3,402,782
3.38%, 08/15/42	11,500,000	10,267,757
2.75%, 11/15/42	6,158,000	4,984,312
4.00%, 11/15/42	11,200,000	10,898,908
3.13%, 02/15/43	5,286,000	4,525,008
3.88%, 02/15/43	11,450,000	10,933,849
2.88%, 05/15/43	8,231,000	6,767,455
3.88%, 05/15/43	12,800,000	12,220,628
3.63%, 08/15/43	5,817,000	5,356,532
4.38%, 08/15/43	12,250,000	12,520,309
3.75%, 11/15/43	6,150,000	5,753,317
4.75%, 11/15/43	9,200,000	9,879,832
3.63%, 02/15/44	6,427,000	5,895,513
3.38%, 05/15/44	5,794,000	5,113,781
3.13%, 08/15/44	5,882,000	4,985,651
3.00%, 11/15/44	5,136,000	4,254,935
2.50%, 02/15/45	8,632,000	6,542,443
3.00%, 05/15/45	6,534,000	5,395,623
2.88%, 08/15/45	5,332,000	4,303,528
3.00%, 11/15/45	1,782,000	1,467,738
2.50%, 02/15/46	8,091,000	6,077,119
2.50%, 05/15/46	6,732,000	5,045,720
2.25%, 08/15/46	9,078,000	6,463,324
2.88%, 11/15/46	3,719,000	2,981,666
3.00%, 02/15/47	6,584,000	5,388,712
3.00%, 05/15/47	5,038,000	4,120,896
2.75%, 08/15/47	8,280,000	6,457,934
2.75%, 11/15/47	7,878,000	6,141,323
3.00%, 02/15/48	10,200,000	8,322,354
3.13%, 05/15/48	10,320,000	8,608,706
3.00%, 08/15/48	11,678,000	9,520,990
3.38%, 11/15/48	11,100,000	9,683,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 02/15/49	12,376,000	10,086,201
2.88%, 05/15/49	12,000,000	9,553,159
2.25%, 08/15/49	12,400,000	8,673,692
2.38%, 11/15/49	12,000,000	8,623,314
2.00%, 02/15/50	14,598,000	9,621,104
1.25%, 05/15/50	16,900,000	9,128,486
1.38%, 08/15/50	18,850,000	10,524,500
1.63%, 11/15/50	18,900,000	11,283,933
1.88%, 02/15/51	21,000,000	13,348,860
2.38%, 05/15/51	21,300,000	15,229,926
2.00%, 08/15/51	21,200,000	13,873,026
1.88%, 11/15/51	19,650,000	12,446,251
2.25%, 02/15/52	18,000,000	12,499,544
2.88%, 05/15/52	17,300,000	13,796,771
3.00%, 08/15/52	18,000,000	14,744,097
4.00%, 11/15/52	17,250,000	17,042,669
3.63%, 02/15/53	18,100,000	16,741,229
3.63%, 05/15/53	17,650,000	16,347,047
4.13%, 08/15/53	19,900,000	20,151,522
4.75%, 11/15/53	13,200,000	14,829,496
U.S. Treasury Notes
1.38%, 01/31/25	9,196,000	8,875,959
2.50%, 01/31/25	7,488,000	7,314,270
4.13%, 01/31/25	14,000,000	13,915,254
1.50%, 02/15/25	14,000,000	13,515,503
2.00%, 02/15/25	14,486,000	14,062,203
1.13%, 02/28/25	8,998,000	8,643,376
2.75%, 02/28/25	7,890,000	7,722,045
4.63%, 02/28/25	14,000,000	13,992,633
1.75%, 03/15/25	14,000,000	13,531,636
0.50%, 03/31/25	12,200,000	11,601,712
2.63%, 03/31/25	4,724,000	4,613,844
3.88%, 03/31/25	13,800,000	13,681,157
2.63%, 04/15/25	13,000,000	12,683,151
0.38%, 04/30/25	12,900,000	12,211,201
2.88%, 04/30/25	6,986,000	6,835,241
3.88%, 04/30/25	12,500,000	12,389,423
2.13%, 05/15/25	13,880,400	13,440,164
2.75%, 05/15/25	12,500,000	12,203,639
0.25%, 05/31/25	11,700,000	11,020,890
2.88%, 05/31/25	5,788,000	5,656,990
4.25%, 05/31/25	12,300,000	12,256,052
2.88%, 06/15/25	13,500,000	13,197,068
0.25%, 06/30/25	11,500,000	10,803,301
2.75%, 06/30/25	5,988,000	5,842,990
4.63%, 06/30/25	12,000,000	12,029,778
3.00%, 07/15/25	13,000,000	12,720,221
0.25%, 07/31/25	13,100,000	12,271,573
2.88%, 07/31/25	6,386,000	6,234,844
4.75%, 07/31/25	12,500,000	12,558,850
2.00%, 08/15/25	14,168,000	13,637,843
3.13%, 08/15/25	9,300,000	9,116,379
0.25%, 08/31/25	14,400,000	13,449,146
2.75%, 08/31/25	6,236,000	6,072,196
5.00%, 08/31/25	14,000,000	14,131,807
3.50%, 09/15/25	11,500,000	11,332,910
0.25%, 09/30/25	16,100,000	14,997,902
3.00%, 09/30/25	5,682,000	5,553,390
5.00%, 09/30/25	14,000,000	14,144,659
4.25%, 10/15/25	13,000,000	12,979,195
0.25%, 10/31/25	14,800,000	13,752,204
3.00%, 10/31/25	5,688,000	5,557,587
5.00%, 10/31/25	14,000,000	14,161,337
2.25%, 11/15/25	15,072,000	14,520,968
4.50%, 11/15/25	13,000,000	13,047,493
0.38%, 11/30/25	14,600,000	13,561,801
2.88%, 11/30/25	5,682,000	5,537,298
4.88%, 11/30/25	17,000,000	17,178,978
See financial notes
106Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 12/15/25	12,100,000	12,038,571
0.38%, 12/31/25	15,000,000	13,906,115
2.63%, 12/31/25	6,486,000	6,287,888
4.25%, 12/31/25	18,000,000	18,000,708
3.88%, 01/15/26	11,200,000	11,118,203
0.38%, 01/31/26	17,000,000	15,708,469
2.63%, 01/31/26	6,938,000	6,722,830
1.63%, 02/15/26	14,672,000	13,910,937
4.00%, 02/15/26	14,000,000	13,940,956
0.50%, 02/28/26	16,000,000	14,790,067
2.50%, 02/28/26	5,976,000	5,769,190
4.63%, 03/15/26	11,500,000	11,602,433
0.75%, 03/31/26	16,000,000	14,853,816
2.25%, 03/31/26	6,286,000	6,032,369
3.75%, 04/15/26	13,000,000	12,881,703
0.75%, 04/30/26	15,800,000	14,620,623
2.38%, 04/30/26	5,084,000	4,886,811
1.63%, 05/15/26	14,685,000	13,862,464
3.63%, 05/15/26	11,000,000	10,875,412
0.75%, 05/31/26	17,000,000	15,697,849
2.13%, 05/31/26	7,388,000	7,056,718
4.13%, 06/15/26	12,000,000	12,000,956
0.88%, 06/30/26	14,500,000	13,413,132
1.88%, 06/30/26	5,984,000	5,676,874
4.50%, 07/15/26	11,000,000	11,104,427
0.63%, 07/31/26	16,000,000	14,658,829
1.88%, 07/31/26	6,284,000	5,947,486
1.50%, 08/15/26	14,724,000	13,785,981
4.38%, 08/15/26	11,000,000	11,076,930
0.75%, 08/31/26	19,700,000	18,067,922
1.38%, 08/31/26	6,486,000	6,048,983
4.63%, 09/15/26	13,000,000	13,182,321
0.88%, 09/30/26	15,700,000	14,425,066
1.63%, 09/30/26	4,990,000	4,680,485
4.63%, 10/15/26	15,000,000	15,226,778
1.13%, 10/31/26	16,500,000	15,227,131
1.63%, 10/31/26	6,584,000	6,166,356
2.00%, 11/15/26	14,032,000	13,270,711
4.63%, 11/15/26	16,000,000	16,256,896
1.25%, 11/30/26	16,000,000	14,797,557
1.63%, 11/30/26	6,286,000	5,877,431
4.38%, 12/15/26	15,000,000	15,151,758
1.25%, 12/31/26	17,000,000	15,699,134
1.75%, 12/31/26	6,990,000	6,551,772
1.50%, 01/31/27	22,000,000	20,432,513
2.25%, 02/15/27	12,626,000	11,989,765
1.13%, 02/28/27	4,300,000	3,940,376
1.88%, 02/28/27	15,000,000	14,068,346
0.63%, 03/31/27	5,600,000	5,035,175
2.50%, 03/31/27	14,000,000	13,386,366
0.50%, 04/30/27	8,350,000	7,457,237
2.75%, 04/30/27	13,000,000	12,508,886
2.38%, 05/15/27	15,420,000	14,650,726
0.50%, 05/31/27	8,700,000	7,748,053
2.63%, 05/31/27	13,250,000	12,687,311
0.50%, 06/30/27	9,400,000	8,350,515
3.25%, 06/30/27	13,500,000	13,196,664
0.38%, 07/31/27	11,600,000	10,232,830
2.75%, 07/31/27	13,000,000	12,480,902
2.25%, 08/15/27	11,272,000	10,632,120
0.50%, 08/31/27	10,500,000	9,279,687
3.13%, 08/31/27	12,500,000	12,152,213
0.38%, 09/30/27	13,000,000	11,406,853
4.13%, 09/30/27	12,500,000	12,583,824
0.50%, 10/31/27	12,200,000	10,728,702
4.13%, 10/31/27	12,000,000	12,079,043
2.25%, 11/15/27	12,474,000	11,731,717
0.63%, 11/30/27	13,500,000	11,900,907
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 11/30/27	12,000,000	11,975,898
0.63%, 12/31/27	15,000,000	13,193,912
3.88%, 12/31/27	12,000,000	11,983,844
0.75%, 01/31/28	17,700,000	15,609,586
3.50%, 01/31/28	12,000,000	11,814,157
2.75%, 02/15/28	16,322,000	15,604,423
1.13%, 02/29/28	18,000,000	16,096,313
4.00%, 02/29/28	12,000,000	12,041,945
1.25%, 03/31/28	16,500,000	14,802,624
3.63%, 03/31/28	13,500,000	13,354,160
1.25%, 04/30/28	19,000,000	17,013,502
3.50%, 04/30/28	14,300,000	14,076,228
2.88%, 05/15/28	17,770,000	17,045,592
1.25%, 05/31/28	17,005,000	15,197,168
3.63%, 05/31/28	11,500,000	11,381,115
1.25%, 06/30/28	16,500,000	14,718,116
4.00%, 06/30/28	12,100,000	12,158,749
1.00%, 07/31/28	17,500,000	15,394,096
4.13%, 07/31/28	12,000,000	12,124,823
2.88%, 08/15/28	18,368,000	17,581,835
1.13%, 08/31/28	15,500,000	13,688,030
4.38%, 08/31/28	14,000,000	14,300,910
1.25%, 09/30/28	16,000,000	14,183,306
4.63%, 09/30/28	13,000,000	13,421,069
1.38%, 10/31/28	16,500,000	14,689,673
4.88%, 10/31/28	15,000,000	15,658,667
3.13%, 11/15/28	16,714,000	16,151,970
1.50%, 11/30/28	16,000,000	14,307,008
4.38%, 11/30/28	19,000,000	19,446,124
1.38%, 12/31/28	16,000,000	14,198,864
3.75%, 12/31/28	17,000,000	16,926,746
1.75%, 01/31/29	14,800,000	13,357,087
2.63%, 02/15/29	17,166,000	16,171,647
1.88%, 02/28/29	14,000,000	12,699,046
2.38%, 03/31/29	14,400,000	13,374,595
2.88%, 04/30/29	12,500,000	11,896,971
2.38%, 05/15/29	14,358,000	13,318,168
2.75%, 05/31/29	12,000,000	11,336,702
3.25%, 06/30/29	11,000,000	10,653,629
2.63%, 07/31/29	11,500,000	10,775,828
1.63%, 08/15/29	8,166,000	7,270,275
3.13%, 08/31/29	10,500,000	10,091,021
3.88%, 09/30/29	8,500,000	8,487,646
4.00%, 10/31/29	8,000,000	8,042,419
1.75%, 11/15/29	7,266,000	6,488,548
3.88%, 11/30/29	8,000,000	7,989,909
3.88%, 12/31/29	7,500,000	7,489,941
3.50%, 01/31/30	7,000,000	6,849,800
1.50%, 02/15/30	15,898,000	13,857,829
4.00%, 02/28/30	10,000,000	10,054,151
3.63%, 03/31/30	10,500,000	10,342,338
3.50%, 04/30/30	8,200,000	8,017,926
0.63%, 05/15/30	21,705,000	17,746,166
3.75%, 05/31/30	8,500,000	8,428,453
3.75%, 06/30/30	10,750,000	10,658,236
4.00%, 07/31/30	8,000,000	8,047,959
0.63%, 08/15/30	30,000,000	24,351,174
4.13%, 08/31/30	9,500,000	9,623,730
4.63%, 09/30/30	10,500,000	10,950,900
4.88%, 10/31/30	9,800,000	10,371,644
0.88%, 11/15/30	29,500,000	24,249,416
4.38%, 11/30/30	11,000,000	11,318,514
3.88%, 12/31/30	12,000,000	11,906,426
1.13%, 02/15/31	26,000,000	21,711,482
1.63%, 05/15/31	28,500,000	24,455,824
1.25%, 08/15/31	31,900,000	26,418,818
1.38%, 11/15/31	30,800,000	25,589,518
1.88%, 02/15/32	33,200,000	28,558,610
See financial notes
Schwab Fixed-Income ETFs | Annual Report107

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 05/15/32	28,750,000	26,657,635
2.75%, 08/15/32	31,500,000	28,865,371
4.13%, 11/15/32	31,000,000	31,528,634
3.50%, 02/15/33	34,500,000	33,473,863
3.38%, 05/15/33	35,800,000	34,379,495
3.88%, 08/15/33	38,000,000	37,976,531
4.50%, 11/15/33	26,500,000	27,839,204
Total Treasuries (Cost $3,174,533,787)		3,135,044,046

GOVERNMENT RELATED 4.8% OF NET ASSETS

Agency 1.7%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	700,000	675,365
0.38%, 09/17/25	350,000	326,633
4.63%, 11/03/25	375,000	375,907
0.50%, 02/02/26	925,000	855,040
3.63%, 09/09/27	100,000	98,540
4.25%, 03/01/28	500,000	503,375
		2,834,860
Canada 0.0%
Export Development Canada
3.00%, 05/25/27	1,000,000	965,758
3.88%, 02/14/28	1,250,000	1,242,531
		2,208,289
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	289,572
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
1.38%, 08/05/24(h)	1,300,000	1,271,739
2.50%, 11/20/24(h)	2,000,000	1,958,559
1.25%, 01/31/25(h)	1,800,000	1,734,211
2.00%, 05/02/25(h)	350,000	338,238
3.13%, 06/10/25(h)	25,000	24,504
0.38%, 07/18/25(h)	1,650,000	1,549,020
5.13%, 09/29/25(h)	750,000	758,330
0.63%, 01/22/26(h)	1,825,000	1,694,649
4.63%, 08/07/26(h)	800,000	808,911
1.00%, 10/01/26(h)	1,300,000	1,196,380
3.00%, 05/20/27(h)	1,750,000	1,691,124
3.75%, 02/15/28(h)	50,000	49,518
2.88%, 04/03/28(h)	1,100,000	1,051,177
3.88%, 06/15/28(h)	1,000,000	994,590
1.75%, 09/14/29(h)	700,000	622,062
0.75%, 09/30/30(h)	700,000	568,709
4.75%, 10/29/30(h)	50,000	52,222
4.13%, 07/15/33(h)	1,250,000	1,257,540
0.00%, 04/18/36(h)(i)	485,000	291,249
0.00%, 06/29/37(h)(i)	950,000	541,303
Landwirtschaftliche Rentenbank
2.00%, 01/13/25(h)	1,025,000	996,625
2.38%, 06/10/25(h)	600,000	581,317
0.88%, 03/30/26(h)	550,000	510,522
1.75%, 07/27/26(h)	600,000	564,717
2.50%, 11/15/27(h)	500,000	472,775
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 09/03/30(h)	850,000	693,414
5.00%, 10/24/33(h)	465,000	500,251
		22,773,656
Japan 0.1%
Japan Bank for International Cooperation
2.13%, 02/10/25	130,000	126,112
2.88%, 04/14/25	200,000	195,054
2.50%, 05/28/25	200,000	193,643
0.63%, 07/15/25	700,000	657,315
1.88%, 07/21/26	350,000	328,040
2.25%, 11/04/26	1,200,000	1,129,488
2.88%, 06/01/27	1,000,000	953,365
2.88%, 07/21/27	750,000	714,361
4.38%, 10/05/27	550,000	551,577
2.75%, 11/16/27	875,000	826,386
3.25%, 07/20/28	420,000	401,804
3.50%, 10/31/28	450,000	434,090
2.13%, 02/16/29	515,000	462,527
2.00%, 10/17/29	700,000	616,580
1.25%, 01/21/31	550,000	446,638
1.88%, 04/15/31	1,050,000	887,309
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	187,587
2.75%, 04/27/27	700,000	663,629
3.38%, 06/12/28(c)	475,000	455,902
1.00%, 07/22/30	370,000	298,775
1.75%, 04/28/31	350,000	291,297
		10,821,479
Norway 0.1%
Equinor ASA
3.25%, 11/10/24	150,000	147,636
2.88%, 04/06/25(a)	550,000	537,257
1.75%, 01/22/26(a)	250,000	236,642
3.00%, 04/06/27(a)	150,000	143,681
7.25%, 09/23/27	50,000	54,957
3.63%, 09/10/28(a)	100,000	97,637
3.13%, 04/06/30(a)	550,000	517,733
2.38%, 05/22/30(a)	500,000	447,600
3.63%, 04/06/40(a)	200,000	173,112
4.25%, 11/23/41	250,000	231,479
3.95%, 05/15/43	300,000	265,039
4.80%, 11/08/43	260,000	256,277
3.25%, 11/18/49(a)	450,000	342,095
3.70%, 04/06/50(a)	550,000	455,226
		3,906,371
Republic of Korea 0.1%
Export-Import Bank of Korea
1.25%, 01/18/25	300,000	289,229
2.88%, 01/21/25	800,000	784,046
1.88%, 02/12/25	200,000	193,678
3.25%, 11/10/25	750,000	730,041
2.63%, 05/26/26	690,000	656,839
3.25%, 08/12/26	200,000	192,705
1.13%, 12/29/26	550,000	495,667
1.63%, 01/18/27	300,000	275,409
2.38%, 04/21/27	250,000	233,627
5.00%, 01/11/28	500,000	509,477
1.25%, 09/21/30	700,000	566,373
2.13%, 01/18/32	550,000	459,797
5.13%, 01/11/33	300,000	311,576
See financial notes
108Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Korea Development Bank
3.38%, 09/16/25	500,000	488,168
3.00%, 01/13/26	200,000	193,315
0.80%, 07/19/26	550,000	498,155
1.00%, 09/09/26	250,000	226,711
2.00%, 09/12/26(c)	350,000	326,051
5.38%, 10/23/26	400,000	407,617
4.38%, 02/15/28	400,000	399,061
1.63%, 01/19/31	450,000	370,759
2.00%, 10/25/31	250,000	207,950
4.25%, 09/08/32	200,000	195,163
		9,011,414
Sweden 0.1%
Svensk Exportkredit AB
0.38%, 03/11/24	200,000	198,095
0.38%, 07/30/24	550,000	534,893
0.63%, 05/14/25	750,000	709,259
0.50%, 08/26/25	550,000	514,325
2.25%, 03/22/27	450,000	423,276
4.13%, 06/14/28	900,000	899,323
4.88%, 10/04/30	700,000	725,441
		4,004,612
		55,850,253
U.S. 1.0%
Federal Farm Credit Banks Funding Corp.
1.75%, 02/14/25	2,000,000	1,937,264
4.88%, 11/13/25	1,000,000	1,008,826
3.88%, 02/02/26	500,000	495,012
4.50%, 08/14/26	2,000,000	2,017,645
Federal Home Loan Banks
5.00%, 02/28/25	1,000,000	1,003,123
0.50%, 04/14/25	2,000,000	1,899,919
0.50%, 06/13/25	2,000,000	1,886,116
0.38%, 09/04/25	1,000,000	935,227
4.50%, 12/12/25	500,000	501,103
4.38%, 06/12/26	1,000,000	1,002,997
4.75%, 06/12/26	1,000,000	1,012,825
1.25%, 12/21/26	500,000	460,364
4.25%, 12/10/27	2,000,000	2,020,577
4.00%, 06/30/28	2,000,000	2,010,650
3.25%, 11/16/28	5,000,000	4,860,088
5.50%, 07/15/36	400,000	450,117
Federal Home Loan Mortgage Corp.
1.50%, 02/12/25	5,000,000	4,828,093
0.38%, 07/21/25	4,000,000	3,759,899
0.38%, 09/23/25	6,000,000	5,602,284
6.75%, 09/15/29	500,000	570,642
6.75%, 03/15/31	1,564,000	1,823,931
6.25%, 07/15/32	700,000	812,853
Federal National Mortgage Association
0.50%, 06/17/25	3,000,000	2,831,387
0.38%, 08/25/25	3,500,000	3,276,357
0.50%, 11/07/25	4,000,000	3,728,224
2.13%, 04/24/26	6,000,000	5,732,269
1.88%, 09/24/26	2,500,000	2,360,609
0.75%, 10/08/27	5,000,000	4,443,769
7.13%, 01/15/30	527,000	613,662
7.25%, 05/15/30	1,000,000	1,180,483
0.88%, 08/05/30	1,000,000	816,139
6.63%, 11/15/30	2,700,000	3,106,172
5.63%, 07/15/37	1,500,000	1,709,824
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tennessee Valley Authority
6.75%, 11/01/25	488,000	507,515
2.88%, 02/01/27	500,000	481,826
5.25%, 09/15/39	750,000	797,936
4.63%, 09/15/60	100,000	98,177
		72,583,904
		128,434,157

Local Authority 0.8%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	310,000	314,026
9.38%, 04/15/30	200,000	252,657
9.50%, 11/15/30	30,000	38,643
Province of Alberta
1.00%, 05/20/25	765,000	726,968
3.30%, 03/15/28	400,000	386,746
1.30%, 07/22/30	700,000	583,701
Province of British Columbia
1.75%, 09/27/24	100,000	97,603
2.25%, 06/02/26	500,000	476,686
0.90%, 07/20/26	600,000	551,507
4.80%, 11/15/28	200,000	206,017
1.30%, 01/29/31(c)	700,000	579,746
7.25%, 09/01/36	395,000	499,733
Province of Manitoba
2.13%, 06/22/26	325,000	308,388
1.50%, 10/25/28	100,000	88,587
4.30%, 07/27/33	200,000	199,066
Province of New Brunswick
3.63%, 02/24/28	100,000	97,271
Province of Ontario
0.63%, 01/21/26	950,000	880,306
1.05%, 04/14/26	775,000	720,037
2.50%, 04/27/26	600,000	575,747
2.30%, 06/15/26	550,000	524,477
3.10%, 05/19/27	350,000	338,068
1.05%, 05/21/27	400,000	360,861
2.00%, 10/02/29	485,000	432,893
1.13%, 10/07/30	575,000	471,853
1.60%, 02/25/31	500,000	420,662
1.80%, 10/14/31	650,000	547,483
2.13%, 01/21/32(c)	375,000	321,140
Province of Quebec
1.50%, 02/11/25	700,000	674,953
0.60%, 07/23/25	1,080,000	1,015,635
2.50%, 04/20/26	300,000	288,052
2.75%, 04/12/27	400,000	382,364
3.63%, 04/13/28	1,000,000	980,365
7.50%, 09/15/29	468,000	546,316
1.35%, 05/28/30	425,000	357,934
1.90%, 04/21/31	300,000	257,011
4.50%, 09/08/33	300,000	303,962
		15,807,464
U.S. 0.6%
Alabama Federal Aid Highway Finance Authority
RB Series B
2.65%, 09/01/37 (a)	50,000	40,082
See financial notes
Schwab Fixed-Income ETFs | Annual Report109

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	127,405
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	337,004
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	582,648
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	379,927
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	250,000	314,901
RB Sereis F3
3.13%, 04/01/55(a)	165,000	116,748
Broward Cnty Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	30,000	24,924
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,050,000	1,272,918
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,260,915
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	971,510
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	745,741
California Health Facilities Financing Authority
4.19%, 06/01/37 (a)	10,000	9,122
California State University
RB Series 2017B
3.90%, 11/01/47(a)	115,000	99,367
RB Series E
2.90%, 11/01/51(a)	100,000	73,158
Series B
2.72%, 11/01/52	400,000	274,092
Central Puget Sound Regional Transit Authority
RB (Build America Bonds) Series 2009-S
5.49%, 11/01/39	15,000	16,195
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	172,058
Series C
4.47%, 01/01/49	150,000	142,651
Series C
4.57%, 01/01/54	50,000	47,777
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	422,080	479,842
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	189,209	214,869
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	101,046
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	226,679
City of New York NY
GO Bonds (Build America Bonds) Series C1
5.52%, 10/01/37	15,000	15,622
City of Riverside CA
RB Series A
3.86%, 06/01/45 (a)	40,000	34,332
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	164,419
RB Series 2012
4.43%, 02/01/42	210,000	199,564
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	179,956
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	560,000	413,770
Commonwealth Financing Authority
RB Series A
3.86%, 06/01/38	75,000	68,360
RB Series A
2.99%, 06/01/42	20,000	15,568
Series A
4.14%, 06/01/38	215,000	199,803
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	104,815
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	397,248
RB Series B
4.11%, 07/15/31	158,210	154,104
Series D
2.66%, 09/01/39	142,099	114,462
Series D
2.81%, 09/01/43	150,000	111,010
Series H
2.90%, 09/01/49	300,000	215,418
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	214,494
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	428,127
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	431,038
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	125,065
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	35,000	31,566
See financial notes
110Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	200,000	167,122
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	249,005
Series B
6.00%, 12/01/44	300,000	338,156
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	105,000	120,136
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	160,973
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	110,985
RB Series A
4.09%, 11/01/51	25,000	22,065
RB Series C
2.84%, 11/01/46(a)	35,000	26,344
Series A
2.99%, 11/01/38	175,000	147,255
Series A
3.14%, 11/01/45	105,000	82,123
Series C
3.09%, 11/01/40(a)	205,000	166,611
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	351,206
District of Columbia Income Tax Revenue
Series E
5.59%, 12/01/34	350,000	369,652
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	180,904
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	55,162
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49(a)	130,000	108,868
Series A
3.92%, 01/15/53(a)	125,000	99,242
Golden State Tobacco Securitization Corp.
RB Series B
2.75%, 06/01/34(a)	100,000	83,619
RB Series B
3.00%, 06/01/46	155,000	142,324
RB Series B-1
3.85%, 06/01/50(a)	70,000	65,007
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	206,879
Series B
3.24%, 10/01/52(a)	300,000	225,832
Great Lakes Water Authority Water Supply System Revenue
RB Series C
3.47%, 07/01/41 (a)	275,000	235,283
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	138,462	145,541
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	318,461	337,108
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,145,000	2,123,422
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	30,000	32,964
Indiana Finance Authority
3.05%, 01/01/51	60,000	45,444
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	98,267
Series B
4.53%, 01/01/35	200,000	197,314
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	40,000	39,345
RB Series K
2.77%, 05/01/51	30,000	21,621
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	106,071
GO Bonds Series 2020
1.61%, 08/01/28	125,000	112,033
GO Bonds Series 2020
1.81%, 08/01/30	200,000	171,405
GO Bonds Series 2020
2.11%, 08/01/32(a)	350,000	290,671
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.74%, 06/01/39	230,000	242,934
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	145,000	155,493
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	296,101
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	311,936
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	239,828
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	509,492
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Sereis A1
5.08%, 06/01/31(a)	138,517	139,601
RB Series A
3.62%, 02/01/29(a)	51,628	50,494
RB Series A
4.15%, 02/01/33(a)	200,000	193,474
Louisville and Jefferson County Metropolitan Sewer District
RB (Build America Bonds)
6.25%, 05/15/43	100,000	115,115
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40(a)	100,000	78,256
See financial notes
Schwab Fixed-Income ETFs | Annual Report111

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series D
3.20%, 07/01/50	100,000	72,418
Massachusetts School Building Authority
5.72%, 08/15/39	50,000	53,524
RB Series B
1.75%, 08/15/30	550,000	472,255
RB Series B
3.40%, 10/15/40(a)	250,000	214,658
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	195,990
Metropolitan Government of Nashville & Davidson County Convention Center Auth
RB (Build America Bonds) Series B
6.73%, 07/01/43	10,000	11,369
Metropolitan Transportation Authority
6.67%, 11/15/39	40,000	44,072
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	434,476
RB (Build America Bonds) Series E
6.81%, 11/15/40	450,000	501,013
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	75,000	95,264
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	267,084
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	293,072
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	194,427
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	25,000	23,830
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	120,000	95,462
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	250,000	291,399
RB (Build America Bonds) Series A
6.64%, 04/01/57	247,000	282,810
RB Series B
7.06%, 04/01/57	35,000	39,062
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	557,859
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	200,000	204,397
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	56,421
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	625,589
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	791,929
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	465,152
New York City Water & Sewer System
RB (Build America Bonds) Series GG
5.72%, 06/15/42	100,000	109,296
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	282,116
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	329,643
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	278,485
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	212,077
RB Series 2009F
5.63%, 03/15/39	200,000	208,551
New York State Thruway Authority
RB Series M
3.50%, 01/01/42(a)	115,000	98,481
Series M
2.90%, 01/01/35	150,000	129,734
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	385,000	398,763
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	426,513
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	650,000	652,292
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	75,565
Oklahoma Development Finance Authority
4.38%, 11/01/45(a)	45,000	42,833
4.71%, 05/01/52(a)	150,000	146,531
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	300,000	307,641
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	510,278
Oregon State University
3.42%, 03/01/60 (a)	270,000	202,826
Port Authority of New York & New Jersey
5.31%, 08/01/46(a)	380,000	378,272
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	258,763
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	215,484
See financial notes
112Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 168th Series
4.93%, 10/01/51	500,000	498,417
Consolidated Bonds 174th Series
4.46%, 10/01/62	950,000	866,424
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	198,643
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	310,000	361,807
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	117,026
Series N
3.01%, 05/15/50(a)	235,000	164,495
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	221,450
Rutgers The State University of New Jersey
RB (Build America Bonds) Series H
5.67%, 05/01/40	30,000	31,990
Series P
3.92%, 05/01/19(a)	150,000	109,970
Series R
3.27%, 05/01/43	100,000	80,640
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	300,000	258,699
RB Series B
3.24%, 01/01/42	150,000	123,241
RB Series B
3.82%, 01/01/48	250,000	206,540
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	74,249
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	333,698
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	394,836
San Joaquin Hills Transportation Corridor Agency
RB Series B
3.49%, 01/15/50 (a)	240,000	183,094
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	425,000	384,613
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	332,266
Series A
1.71%, 07/01/27	350,000	317,557
Series A
2.15%, 07/01/30	350,000	298,636
State of California
2.38%, 10/01/26	175,000	165,831
1.70%, 02/01/28	100,000	90,581
4.50%, 04/01/33(a)	15,000	14,705
7.63%, 03/01/40	100,000	125,841
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 03/01/43(a)	200,000	200,370
GO Bonds
7.60%, 11/01/40	300,000	385,130
GO Bonds Series B
2.65%, 04/01/26	40,000	38,463
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	214,285	232,802
State of Louisiana Gasoline and Fuels Tax Revenue
RB Series A
2.95%, 05/01/41	30,000	23,704
State of Mississippi
GO Bonds (Build America Bonds) Series F
5.25%, 11/01/34	75,000	77,737
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	135,000	147,290
State of Wisconsin
RB Series A
3.95%, 05/01/36 (a)	200,000	185,981
State Public School Building Auth
RB Series A
5.00%, 09/15/27	10,000	10,068
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	198,970
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	538,182
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	430,000	351,768
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44(a)	465,000	333,573
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	133,108
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	325,233
RB Series 2015AQ
4.77%, 05/15/15	300,000	272,582
RB Series AD
4.86%, 05/15/12	400,000	372,243
RB Series AS
5.95%, 05/15/45	250,000	274,607
RB Series BG
1.32%, 05/15/27(a)	100,000	90,478
RB Series BG
1.61%, 05/15/30(a)	250,000	209,872
RB Series BJ
3.07%, 05/15/51(a)	250,000	173,851
University of Michigan
RB Series C
3.60%, 04/01/47	130,000	113,981
Series B
2.44%, 04/01/40(a)	430,000	324,205
See financial notes
Schwab Fixed-Income ETFs | Annual Report113

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	173,146
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	60,082
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50(a)	400,000	251,815
Series B
2.58%, 11/01/51(a)	325,000	217,950
Series C
4.18%, 09/01/17(a)	150,000	124,477
Utah
GO (Build America Bonds) Series B
3.54%, 07/01/25	104,803	103,690
GO (Build America Bonds) Series D
4.55%, 07/01/24	75,000	74,893
Wisconsin
RB Series A
5.70%, 05/01/26	280,000	282,774
		45,224,953
		61,032,417

Sovereign 1.0%
Canada 0.1%
Canada Government International Bonds
1.63%, 01/22/25	450,000	436,184
2.88%, 04/28/25	1,250,000	1,222,659
0.75%, 05/19/26	850,000	784,970
3.75%, 04/26/28	1,340,000	1,329,231
		3,773,044
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	200,000	194,247
2.75%, 01/31/27(a)	500,000	472,714
3.24%, 02/06/28(a)	550,000	524,540
2.45%, 01/31/31(a)	650,000	566,672
2.55%, 01/27/32(a)	600,000	516,223
2.55%, 07/27/33(a)	620,000	513,238
3.50%, 01/31/34(a)	500,000	446,469
4.95%, 01/05/36(a)	750,843	742,475
3.10%, 05/07/41(a)	470,000	357,388
4.34%, 03/07/42(a)	250,000	223,569
3.63%, 10/30/42	100,000	81,105
3.50%, 01/25/50(a)	750,000	570,360
4.00%, 01/31/52(a)	350,000	288,270
5.33%, 01/05/54(a)	200,000	198,983
3.10%, 01/22/61(a)	650,000	435,443
3.25%, 09/21/71(a)	350,000	234,458
		6,366,154
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	597,154
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	700,000	671,943
4.55%, 01/11/28(a)	200,000	200,073
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 04/24/28	300,000	294,803
4.75%, 02/11/29	400,000	404,259
3.40%, 09/18/29	200,000	188,179
2.85%, 02/14/30	600,000	544,084
3.85%, 10/15/30	600,000	573,545
1.85%, 03/12/31(c)	425,000	354,652
3.55%, 03/31/32(a)	350,000	324,527
4.65%, 09/20/32(a)	275,000	275,810
4.35%, 01/11/48	700,000	650,239
5.35%, 02/11/49	300,000	319,302
3.70%, 10/30/49	250,000	209,901
3.50%, 02/14/50(c)	500,000	403,659
4.20%, 10/15/50	800,000	721,178
3.05%, 03/12/51	350,000	268,166
3.20%, 09/23/61(a)	100,000	72,494
4.45%, 04/15/70	450,000	406,339
3.35%, 03/12/71	350,000	257,424
		7,140,577
Israel 0.1%
Israel Government International Bonds
2.88%, 03/16/26	400,000	381,430
3.25%, 01/17/28	300,000	280,560
2.75%, 07/03/30	1,050,000	928,100
4.50%, 01/30/43	400,000	353,084
4.13%, 01/17/48	250,000	202,321
3.88%, 07/03/50	650,000	501,868
4.50%, 04/03/20	300,000	234,742
State of Israel
2.50%, 01/15/30	400,000	348,911
3.38%, 01/15/50	600,000	426,008
		3,657,024
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	850,000	786,671
2.88%, 10/17/29	700,000	628,050
5.38%, 06/15/33	704,000	708,438
4.00%, 10/17/49	735,000	556,420
3.88%, 05/06/51	650,000	466,618
		3,146,197
Mexico 0.2%
Mexico Government International Bonds
3.90%, 04/27/25(a)(c)	200,000	198,312
4.13%, 01/21/26	750,000	745,791
4.15%, 03/28/27	885,000	878,357
3.75%, 01/11/28	425,000	410,759
5.40%, 02/09/28(a)	450,000	461,874
4.50%, 04/22/29	1,150,000	1,136,464
3.25%, 04/16/30(a)	800,000	725,906
2.66%, 05/24/31(a)	1,050,000	889,016
8.30%, 08/15/31	450,000	546,554
4.75%, 04/27/32(a)	700,000	675,039
7.50%, 04/08/33	250,000	287,099
3.50%, 02/12/34(a)	815,000	691,102
6.75%, 09/27/34	650,000	705,021
6.05%, 01/11/40	850,000	859,720
4.28%, 08/14/41(a)	800,000	663,033
4.75%, 03/08/44	1,225,000	1,052,955
5.55%, 01/21/45	850,000	813,415
4.60%, 01/23/46	800,000	668,010
4.35%, 01/15/47	450,000	362,798
4.60%, 02/10/48	700,000	578,660
4.50%, 01/31/50(a)	725,000	593,234
5.00%, 04/27/51(a)	1,000,000	869,739
See financial notes
114Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.34%, 05/04/53(a)	200,000	204,000
3.77%, 05/24/61(a)	1,075,000	730,492
5.75%, 10/12/10	1,050,000	941,652
		16,689,002
Panama 0.1%
Panama Government International Bonds
3.75%, 03/16/25(a)	500,000	486,885
7.13%, 01/29/26	400,000	410,003
8.88%, 09/30/27	425,000	464,141
3.88%, 03/17/28(a)	400,000	370,122
9.38%, 04/01/29	400,000	455,103
3.16%, 01/23/30(a)	525,000	448,646
2.25%, 09/29/32(a)	850,000	623,225
6.40%, 02/14/35(a)	500,000	488,664
6.70%, 01/26/36	650,000	646,346
6.88%, 01/31/36(a)	200,000	199,993
4.50%, 05/15/47	400,000	284,461
4.50%, 04/16/50(a)	800,000	556,110
4.30%, 04/29/53	700,000	470,051
4.50%, 04/01/56(a)	700,000	471,718
3.87%, 07/23/60(a)	1,025,000	615,390
4.50%, 01/19/63(a)	475,000	312,247
		7,303,105
Peru 0.1%
Peru Government International Bonds
7.35%, 07/21/25	100,000	103,443
4.13%, 08/25/27	325,000	319,115
2.84%, 06/20/30	300,000	266,774
2.78%, 01/23/31(a)	1,200,000	1,046,751
1.86%, 12/01/32(a)	425,000	333,281
8.75%, 11/21/33	450,000	566,375
3.00%, 01/15/34(a)	550,000	464,817
6.55%, 03/14/37	400,000	446,127
3.30%, 03/11/41(a)	375,000	291,760
5.63%, 11/18/50	700,000	730,684
3.55%, 03/10/51(a)	400,000	303,775
2.78%, 12/01/60(a)	600,000	374,820
3.60%, 01/15/72(a)	250,000	176,471
3.23%, 07/28/21(a)	350,000	218,076
		5,642,269
Philippines 0.1%
Philippines Government International Bonds
10.63%, 03/16/25	570,000	608,447
5.50%, 03/30/26	425,000	433,027
3.00%, 02/01/28	650,000	613,998
4.63%, 07/17/28	200,000	201,198
3.75%, 01/14/29	425,000	409,985
9.50%, 02/02/30	775,000	975,301
2.46%, 05/05/30	350,000	310,739
7.75%, 01/14/31	750,000	891,489
1.65%, 06/10/31	400,000	329,108
1.95%, 01/06/32	50,000	41,395
6.38%, 01/15/32	350,000	391,455
3.56%, 09/29/32	200,000	185,314
5.00%, 07/17/33	400,000	412,131
6.38%, 10/23/34	700,000	793,355
5.00%, 01/13/37	500,000	512,766
3.95%, 01/20/40	725,000	657,774
3.70%, 03/01/41	500,000	430,757
3.70%, 02/02/42	650,000	558,762
2.95%, 05/05/45	650,000	489,399
2.65%, 12/10/45	600,000	428,000
4.20%, 03/29/47	100,000	89,169
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 10/13/47	275,000	306,914
5.50%, 01/17/48	250,000	263,982
		10,334,465
Poland 0.0%
Republic of Poland Government International Bonds
3.25%, 04/06/26	549,000	532,987
5.75%, 11/16/32(a)	600,000	648,871
4.88%, 10/04/33(a)	800,000	810,515
5.50%, 04/04/53(a)	825,000	860,810
		2,853,183
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	270,000	258,642
3.50%, 09/20/28	200,000	194,166
2.50%, 06/19/29	475,000	437,587
1.00%, 09/16/30	395,000	322,510
1.75%, 10/15/31	200,000	168,082
3.88%, 09/20/48	200,000	176,369
		1,557,356
Uruguay 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	550,000	554,568
4.38%, 01/23/31(a)	950,000	943,199
5.75%, 10/28/34(a)	50,000	54,262
7.63%, 03/21/36	425,000	529,796
4.13%, 11/20/45	300,000	272,696
5.10%, 06/18/50	1,000,000	1,004,267
4.98%, 04/20/55	850,000	829,336
		4,188,124
		73,247,654

Supranational* 1.3%
African Development Bank
3.38%, 07/07/25	465,000	457,174
0.88%, 03/23/26	100,000	92,868
0.88%, 07/22/26	900,000	828,081
4.38%, 11/03/27	500,000	505,541
4.38%, 03/14/28	625,000	632,967
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)(d)	125,000	113,928
Asian Development Bank
0.63%, 10/08/24	175,000	169,305
2.00%, 01/22/25	1,350,000	1,311,856
0.63%, 04/29/25	1,220,000	1,158,123
0.38%, 09/03/25	950,000	887,981
4.25%, 01/09/26	1,025,000	1,024,382
0.50%, 02/04/26	1,150,000	1,063,767
1.00%, 04/14/26	1,755,000	1,632,557
2.00%, 04/24/26	500,000	475,535
2.63%, 01/12/27	1,000,000	957,866
1.50%, 01/20/27	1,250,000	1,157,463
3.13%, 08/20/27	650,000	629,888
2.50%, 11/02/27	1,038,000	981,666
2.75%, 01/19/28	525,000	499,938
3.75%, 04/25/28	250,000	247,283
1.25%, 06/09/28	300,000	266,456
5.82%, 06/16/28	525,000	561,429
4.50%, 08/25/28	750,000	765,438
1.88%, 03/15/29	550,000	495,668
1.75%, 09/19/29	1,150,000	1,019,978
1.88%, 01/24/30	1,200,000	1,061,641
See financial notes
Schwab Fixed-Income ETFs | Annual Report115

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 10/08/30	1,150,000	928,584
1.50%, 03/04/31	500,000	422,249
3.13%, 04/27/32	200,000	187,226
3.88%, 09/28/32	500,000	493,555
4.00%, 01/12/33	300,000	299,111
3.88%, 06/14/33	100,000	98,631
Asian Infrastructure Investment Bank
0.50%, 05/28/25	1,125,000	1,062,116
0.50%, 01/27/26	1,225,000	1,132,049
3.75%, 09/14/27	500,000	493,718
4.00%, 01/18/28	630,000	626,897
Corp. Andina de Fomento
1.63%, 09/23/25	1,000,000	942,982
5.25%, 11/21/25	100,000	100,202
2.25%, 02/08/27	250,000	230,913
6.00%, 04/26/27	500,000	517,502
Council of Europe Development Bank
1.38%, 02/27/25	350,000	336,855
3.00%, 06/16/25	525,000	513,058
3.75%, 05/25/26	50,000	49,463
0.88%, 09/22/26	525,000	480,740
European Bank for Reconstruction & Development
1.50%, 02/13/25	25,000	24,127
0.50%, 05/19/25	1,295,000	1,224,191
0.50%, 11/25/25	750,000	697,303
0.50%, 01/28/26	850,000	786,746
4.38%, 03/09/28	750,000	760,731
European Investment Bank
1.88%, 02/10/25	1,200,000	1,164,030
1.63%, 03/14/25	2,125,000	2,050,866
0.63%, 07/25/25	1,075,000	1,012,944
0.38%, 12/15/25	90,000	83,402
0.38%, 03/26/26	1,525,000	1,401,829
2.13%, 04/13/26	800,000	764,065
0.75%, 10/26/26	625,000	569,965
1.38%, 03/15/27	1,425,000	1,311,193
2.38%, 05/24/27	667,000	632,126
0.63%, 10/21/27	225,000	198,371
3.25%, 11/15/27	2,150,000	2,092,182
3.88%, 03/15/28	325,000	323,660
1.75%, 03/15/29	1,050,000	941,790
1.63%, 10/09/29	230,000	202,514
0.88%, 05/17/30	255,000	210,820
3.63%, 07/15/30	1,200,000	1,174,629
0.75%, 09/23/30	300,000	243,949
1.25%, 02/14/31(c)	1,900,000	1,588,141
1.63%, 05/13/31	500,000	427,019
3.75%, 02/14/33	1,600,000	1,570,852
4.88%, 02/15/36	450,000	481,972
Inter-American Development Bank
3.00%, 02/21/24	250,000	249,156
2.13%, 01/15/25	1,400,000	1,363,061
1.75%, 03/14/25	1,350,000	1,304,242
0.88%, 04/03/25	835,000	796,776
0.63%, 07/15/25	950,000	895,585
0.88%, 04/20/26	1,525,000	1,414,581
2.00%, 06/02/26	550,000	522,230
2.00%, 07/23/26	700,000	663,166
2.38%, 07/07/27	1,200,000	1,134,904
0.63%, 09/16/27	750,000	663,287
1.13%, 07/20/28	950,000	836,883
3.13%, 09/18/28	1,700,000	1,636,433
2.25%, 06/18/29	1,400,000	1,280,419
1.13%, 01/13/31	700,000	578,070
3.50%, 04/12/33	750,000	718,115
3.88%, 10/28/41	150,000	138,860
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 08/07/42	200,000	167,816
4.38%, 01/24/44	350,000	345,274
Inter-American Investment Corp.
2.63%, 04/22/25	500,000	486,603
4.13%, 02/15/28	500,000	499,556
International Bank for Reconstruction & Development
2.50%, 11/25/24	650,000	636,412
1.63%, 01/15/25	1,550,000	1,501,416
2.13%, 03/03/25	100,000	97,129
0.75%, 03/11/25	1,650,000	1,575,869
0.63%, 04/22/25	2,975,000	2,827,308
0.38%, 07/28/25	200,000	187,595
2.50%, 07/29/25	2,375,000	2,303,771
0.50%, 10/28/25	2,310,000	2,153,638
3.13%, 11/20/25	450,000	439,755
0.88%, 07/15/26	750,000	691,202
1.88%, 10/27/26	275,000	258,683
3.13%, 06/15/27	500,000	484,916
2.50%, 11/22/27	540,000	510,362
0.75%, 11/24/27	1,875,000	1,655,062
1.38%, 04/20/28	1,525,000	1,367,415
3.50%, 07/12/28	1,000,000	979,624
4.63%, 08/01/28	750,000	769,500
1.13%, 09/13/28	1,000,000	877,920
3.63%, 09/21/29	25,000	24,543
1.75%, 10/23/29	1,050,000	928,461
3.88%, 02/14/30	1,000,000	992,659
0.88%, 05/14/30	2,000,000	1,647,938
4.00%, 07/25/30	350,000	349,624
0.75%, 08/26/30	1,200,000	972,083
1.25%, 02/10/31	1,225,000	1,018,879
1.63%, 11/03/31	1,200,000	1,011,229
2.50%, 03/29/32	1,000,000	895,200
4.75%, 02/15/35	600,000	626,454
International Finance Corp.
0.38%, 07/16/25	675,000	633,958
3.63%, 09/15/25	440,000	434,111
2.13%, 04/07/26	50,000	47,756
0.75%, 10/08/26	825,000	753,183
0.75%, 08/27/30	1,200,000	973,568
Nordic Investment Bank
2.63%, 04/04/25	500,000	487,596
0.38%, 09/11/25	750,000	700,828
0.50%, 01/21/26	250,000	231,539
3.38%, 09/08/27	150,000	146,618
4.38%, 03/14/28	500,000	506,647
		98,249,515
Total Government Related (Cost $391,862,589)		360,963,743

SECURITIZED 28.6% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,873,426
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	123,492	119,031
4.26%, 06/01/38	150,000	143,203
See financial notes
116Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 12/01/49	400,000	363,952
4.67%, 12/01/53	275,000	259,114
		885,300
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	300,493	281,561
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	125,000	102,265
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	72,848
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	125,000	117,618
5.10%, 06/01/54	300,000	301,627
		875,919
		3,634,645

Commercial Mortgage-Backed Security 2.0%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60(a)	1,000,000	941,635
Series 2017-BNK8, Class A4
3.49%, 11/15/50(a)	600,000	554,272
Series 2017-BNK9, Class A4
3.54%, 11/15/54(a)	1,000,000	943,253
Series 2019-BN19, Class A3
3.18%, 08/15/61(a)	800,000	703,436
Series 2020-BN26, Class A4
2.40%, 03/15/63(a)	700,000	598,414
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51(a)	1,150,000	1,094,749
Series 2022-C15, Class A5
3.66%, 04/15/55(a)	3,145,000	2,850,811
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52(a)	1,875,000	1,689,876
Series 2019-B13, Class A4
2.95%, 08/15/57(a)	2,600,000	2,329,077
Series 2019-B9, Class A5
4.02%, 03/15/52(a)	2,600,000	2,424,941
Series 2020-B16, Class A5
2.73%, 02/15/53(a)	1,073,000	941,524
Series 2020-B18, Class A5
1.93%, 07/15/53(a)	1,845,000	1,494,813
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,594,125
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48(a)	5,325,000	5,120,297
Series 2016-C4, Class A4
3.28%, 05/10/58(a)	1,000,000	948,262
Series 2016-C7, Class A3
3.84%, 12/10/54(a)	3,625,000	3,421,962
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class A4
3.62%, 07/10/47(a)	1,000,000	983,798
Series 2014-GC25, Class A4
3.64%, 10/10/47(a)	210,000	206,285
Series 2016-GC36, Class A5
3.62%, 02/10/49(a)	3,350,000	3,193,860
Series 2016-GC37, Class A4
3.31%, 04/10/49(a)	600,000	571,649
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2017-C4, Class A4
3.47%, 10/12/50(a)	5,600,000	5,196,550
Series 2017-P7, Class A4
3.71%, 04/14/50(a)	500,000	463,485
COMM Mortgage Trust
Series 2014-CR19, Class ASB
3.50%, 08/10/47(a)	49,551	49,182
Series 2014-CR21, Class A3
3.53%, 12/10/47(a)	156,564	153,681
Series 2014-LC15, Class A4
4.01%, 04/10/47(a)	209,626	208,884
Series 2015-CR22, Class A5
3.31%, 03/10/48(a)	750,000	726,499
Series 2015-CR24, Class A5
3.70%, 08/10/48(a)	400,000	386,579
Series 2015-LC23, Class A4
3.77%, 10/10/48(a)	440,000	425,134
Series 2015-PC1, Class A5
3.90%, 07/10/50(a)	497,400	484,938
Series 2016-CR28, Class A4
3.76%, 02/10/49(a)	2,700,000	2,601,558
Series 2016-DC2, Class A5
3.77%, 02/10/49(a)	100,000	96,377
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48(a)	300,000	289,035
Series 2019-C17, Class A5
3.02%, 09/15/52(a)	2,238,000	1,957,836
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(j)	100,000	94,966
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K046, Class A2
3.21%, 03/25/25(a)	920,000	900,233
Series K053, Class A2
3.00%, 12/25/25(a)	950,000	921,162
Series K054, Class A2
2.75%, 01/25/26(a)	300,000	289,301
Series K055, Class A2
2.67%, 03/25/26(a)	750,000	720,578
Series K058, Class A2
2.65%, 08/25/26(a)	750,000	716,122
Series K061, Class A2
3.35%, 11/25/26(a)(j)	519,223	504,137
Series K062, Class A2
3.41%, 12/25/26(a)	257,767	250,589
Series K064, Class A2
3.22%, 03/25/27(a)	107,000	103,376
Series K070, Class A2
3.30%, 11/25/27(a)(j)	308,000	296,520
Series K071, Class A2
3.29%, 11/25/27(a)	4,768,000	4,583,837
Series K072, Class A2
3.44%, 12/25/27(a)	1,500,000	1,449,947
Series K074, Class A2
3.60%, 01/25/28(a)	8,175,000	7,942,209
Series K078, Class A2
3.85%, 06/25/28(a)	1,183,000	1,159,327
Series K083, Class A2
4.05%, 09/25/28(a)(j)	2,100,000	2,071,506
Series K084, Class A2
3.78%, 10/25/28(a)(j)	2,000,000	1,948,540
Series K085, Class A2
4.06%, 10/25/28(a)(j)	900,000	887,491
Series K087, Class A2
3.77%, 12/25/28(a)	2,560,000	2,496,080
See financial notes
Schwab Fixed-Income ETFs | Annual Report117

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K088, Class A2
3.69%, 01/25/29(a)	2,600,000	2,525,655
Series K089, Class A2
3.56%, 01/25/29(a)	2,990,000	2,887,333
Series K091, Class A2
3.51%, 03/25/29(a)	800,000	769,610
Series K098, Class A2
2.43%, 08/25/29(a)	500,000	452,580
Series K100, Class A2
2.67%, 09/25/29(a)	800,000	731,849
Series K103, Class A2
2.65%, 11/25/29(a)	2,200,000	2,006,347
Series K112, Class A2
1.31%, 05/25/30(a)	2,000,000	1,662,349
Series K130, Class A2
1.72%, 06/25/31(a)	3,500,000	2,916,697
Series K131, Class A2
1.85%, 07/25/31(a)	1,000,000	840,177
Series K132, Class A2
2.02%, 08/25/31(a)	1,000,000	846,637
Series K149, Class A2
3.53%, 08/25/32(a)	3,185,000	2,983,151
Series K150, Class A2
3.71%, 09/25/32(a)	1,600,000	1,518,001
Series K-1511, Class A2
3.47%, 03/25/31(a)	500,000	468,965
Series K-1512, Class A2
2.99%, 05/25/31(a)	1,425,000	1,301,889
Series K153, Class A2
3.82%, 12/25/32(a)(j)	4,200,000	4,014,688
Series K154, Class A2
3.42%, 04/25/32(a)	1,760,000	1,677,320
Series K155, Class A3
3.75%, 04/25/33(a)	835,000	791,995
Series K157, Class A2
3.99%, 05/25/33(a)	1,700,000	1,656,693
Series K157, Class A2
4.20%, 05/25/33(a)	400,000	392,933
Series K733, Class A2
3.75%, 08/25/25(a)(j)	1,490,189	1,464,452
Series K735, Class A2
2.86%, 05/25/26(a)	97,961	94,357
Series K742, Class A2
1.76%, 03/25/28(a)	700,000	632,163
Series KS03, Class A4
3.16%, 05/25/25(a)(j)	250,000	244,979
Federal National Mortgage Association-Aces
Series 2015-M13, Class A2
2.70%, 06/25/25(a)(j)	100,373	97,495
Series 2015-M3, Class A2
2.72%, 10/25/24(a)	350,481	343,119
Series 2016-M6, Class A2
2.49%, 05/25/26(a)	2,081,397	1,986,845
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49(a)	365,000	345,256
Series 2020-GC45, Class A5
2.91%, 02/13/53(a)	3,500,000	3,104,144
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A4A1
3.54%, 07/15/47(a)	92,862	92,419
Series 2015-JP1, Class A4
3.65%, 01/15/49(a)	556,031	535,747
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48(a)	2,000,000	1,928,716
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-C29, Class A4
3.61%, 05/15/48(a)	1,000,000	964,380
Series 2015-C33, Class A4
3.77%, 12/15/48(a)	1,150,000	1,108,154
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5
3.89%, 06/15/47(a)	190,558	189,057
Series 2015-C24, Class A4
3.73%, 05/15/48(a)	93,000	90,043
Series 2015-C24, Class ASB
3.48%, 05/15/48(a)	297,266	292,212
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48(a)	400,000	385,464
Series 2017-H1, Class A4
3.26%, 06/15/50(a)	250,000	233,977
Series 2017-HR2, Class A4
3.59%, 12/15/50(a)	1,300,000	1,228,563
Series 2020-HR8, Class A4
2.04%, 07/15/53(a)	3,000,000	2,493,372
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50(a)	1,747,000	1,641,202
Series 2017-C3, Class A4
3.43%, 08/15/50(a)	1,550,000	1,437,405
Series 2017-C6, Class A5
3.58%, 12/15/50(a)	1,000,000	940,867
Series 2019-C18, Class A4
3.04%, 12/15/52(a)	500,000	444,953
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 Class A4
3.55%, 08/15/50(a)	280,370	279,037
Series 2015-C28, Class A3
3.29%, 05/15/48(a)	971,679	942,501
Series 2015-C30, Class A4
3.66%, 09/15/58(a)	723,000	698,626
Series 2015-C31, Class A3
3.43%, 11/15/48(a)	1,188,128	1,155,917
Series 2015-NXS4, Class A4
3.72%, 12/15/48(a)	2,000,000	1,928,756
Series 2015-P2, Class A4
3.81%, 12/15/48(a)	1,500,000	1,446,754
Series 2016-C32, Class A4
3.56%, 01/15/59(a)	500,000	479,659
Series 2016-NXS5, Class A4
3.37%, 01/15/59(a)	1,158,206	1,094,903
Series 2016-NXS5, Class A6
3.64%, 01/15/59(a)	2,000,000	1,917,925
Series 2016-NXS6, Class A4
2.92%, 11/15/49(a)	150,000	140,677
Series 2017-C40, Class A4
3.58%, 10/15/50(a)	1,551,000	1,464,931
Series 2017-C41, Class A4
3.47%, 11/15/50(a)	2,000,000	1,885,399
Series 2017-C42, Class A4
3.59%, 12/15/50(a)	2,400,000	2,213,556
Series 2018-C44, Class A5
4.21%, 05/15/51(a)	1,500,000	1,439,807
Series 2018-C47, Class A3
4.18%, 09/15/61(a)	1,230,173	1,178,465
Series 2019-C50, Class A5
3.73%, 05/15/52(a)	1,000,000	929,731
Series 2019-C53, Class A4
3.04%, 10/15/52(a)	4,000,000	3,583,225
Series 2019-C54, Class A4
3.15%, 12/15/52(a)	800,000	718,259
See financial notes
118Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2020-C55, Class A5
2.73%, 02/15/53(a)	750,000	659,957
Series 2020-C58, Class A4
2.09%, 07/15/53(a)	3,000,000	2,480,194
		152,385,187

Mortgage-Backed Securities Pass-Through 26.6%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36(a)	483,641	411,286
1.50%, 08/01/35 to 08/01/51 (a)	61,755,346	50,589,438
2.00%, 01/01/28 to 03/01/52 (a)	262,920,869	218,828,810
2.50%, 04/01/27 to 05/01/52 (a)	160,588,522	138,717,368
3.00%, 08/01/26 to 08/01/52 (a)	86,238,943	78,182,028
3.50%, 01/01/26 to 02/01/53 (a)	53,114,399	49,700,172
4.00%, 04/01/26 to 10/01/52 (a)	29,138,260	28,117,258
4.50%, 05/01/34 to 09/01/52 (a)	14,915,371	14,750,360
5.00%, 11/01/33 to 06/01/53 (a)	12,563,814	12,606,667
5.50%, 05/01/24 to 07/01/53 (a)	11,072,627	11,255,951
6.00%, 07/01/33 to 12/01/53 (a)	12,499,080	12,803,520
6.50%, 12/01/33 to 11/01/53 (a)	7,178,837	7,414,574
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	1,298,468	1,109,194
1.50%, 09/01/35 to 09/01/51 (a)	49,394,300	41,224,975
2.00%, 04/01/28 to 05/01/52 (a)	262,600,036	220,079,899
2.50%, 07/01/27 to 05/01/52 (a)	199,069,347	172,609,605
3.00%, 12/01/25 to 05/01/52 (a)	121,153,222	109,899,560
3.50%, 10/01/25 to 08/01/51 (a)	74,993,629	70,494,824
4.00%, 02/01/26 to 07/01/52 (a)	53,380,143	51,568,443
4.50%, 12/01/24 to 09/01/52 (a)	26,663,728	26,451,661
5.00%, 09/01/33 to 08/01/53 (a)	16,449,419	16,534,346
5.50%, 06/01/24 to 10/01/53 (a)	19,073,617	19,452,025
6.00%, 04/01/35 to 11/01/53 (a)	25,332,911	25,973,092
6.50%, 08/01/34 to 12/01/53 (a)	19,088,032	19,676,908
7.00%, 12/01/53(a)	2,500,000	2,588,112
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	1,400,681	1,142,228
2.00%, 04/20/36 to 04/20/52 (a)	100,701,403	85,334,153
2.50%, 03/20/27 to 04/20/52 (a)	103,535,534	90,908,408
3.00%, 01/20/27 to 06/20/52 (a)	77,589,642	70,980,248
3.50%, 09/20/32 to 06/20/51 (a)	52,243,870	49,365,493
4.00%, 06/15/39 to 09/20/52 (a)	33,167,259	32,045,368
4.50%, 01/20/39 to 08/20/53 (a)	24,072,850	23,719,053
5.00%, 03/20/33 to 11/20/53 (a)	24,900,209	24,817,187
5.50%, 10/20/33 to 11/20/53 (a)	24,697,399	24,861,839
6.00%, 10/15/36 to 11/20/53 (a)	18,284,578	18,594,767
6.50%, 04/20/53 to 10/20/53 (a)	7,964,207	8,150,859
7.00%, 01/20/53 to 11/20/53 (a)	2,720,994	2,798,052
Government National Mortgage Association, TBA
3.50%, 01/20/54(a)(k)	12,000,000	11,168,286
4.00%, 01/20/54(a)(k)	5,500,000	5,251,379
4.50%, 01/20/54(a)(k)	9,000,000	8,783,675
5.00%, 01/20/54(a)(k)	5,500,000	5,462,907
Uniform Mortgage-Backed Security, TBA
3.50%, 02/25/49(a)(k)	16,000,000	14,667,789
4.00%, 01/01/39 to 01/12/53 (a)(k)	25,500,000	24,171,298
4.50%, 01/01/39 to 01/12/53 (a)(k)	32,500,000	31,522,690
5.00%, 01/01/39 to 01/12/53 (a)(k)	42,000,000	41,597,777
5.50%, 01/01/39 to 01/12/53 (a)(k)	33,000,000	33,171,085
6.00%, 01/01/54(a)(k)	4,000,000	4,062,262
		2,013,616,879
Total Securitized (Cost $2,417,742,099)		2,169,636,711

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 3.2% OF NET ASSETS

Money Market Funds 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (l)	235,214,615	235,214,615
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (l)(m)	10,690,700	10,690,700
		245,905,315
Total Short-Term Investments (Cost $245,905,315)		245,905,315
Total Investments in Securities (Cost $8,263,811,830)		7,776,638,551

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $10,223,476.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14,222,294 or 0.2% of net assets.

(e)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon security.
(j)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(l)	The rate shown is the annualized 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
See financial notes
Schwab Fixed-Income ETFs | Annual Report119

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/23	FACE AMOUNT AT 12/31/23	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.55%, 02/01/24	$123,351	$—	($123,057 )	($3,858 )	$3,943	($379 )	$—	$—	$752
0.75%, 03/18/24	380,421	—	(382,416)	(18,492)	20,711	(224)	—	—	692
3.75%, 04/01/24	78,848	—	(78,612)	(4,646)	5,712	(1,302)	—	—	1,008
3.00%, 03/10/25	72,189	—	—	—	815	83	73,087	75,000	2,250
4.20%, 03/24/25	148,416	9,875	—	—	4,070	(4,115)	158,246	160,000	6,313
3.63%, 04/01/25	97,517	—	—	—	3,107	(2,368)	98,256	100,000	3,625
3.85%, 05/21/25	195,396	—	—	—	4,785	(3,721)	196,460	200,000	7,700
3.45%, 02/13/26	72,709	—	—	—	1,469	(1,433)	72,745	75,000	2,588
0.90%, 03/11/26	288,169	—	—	—	10,380	(436)	298,113	325,000	2,925
1.15%, 05/13/26	222,469	8,891	—	—	7,036	109	238,505	260,000	2,925
5.88%, 08/24/26	—	250,171	—	—	6,381	(9)	256,543	250,000	2,122
3.20%, 03/02/27	164,842	—	—	—	5,177	(2,924)	167,095	175,000	5,600
2.45%, 03/03/27	366,072	—	—	—	4,383	2,228	372,683	400,000	9,800
3.30%, 04/01/27	166,021	—	—	—	3,968	(2,895)	167,094	175,000	5,775
3.20%, 01/25/28	163,390	—	—	—	3,214	(1,277)	165,327	175,000	5,600
2.00%, 03/20/28	285,768	8,594	—	—	4,703	(428)	298,637	335,000	6,574
4.00%, 02/01/29	142,884	—	—	—	5,587	(2,640)	145,831	150,000	6,000
5.64%, 05/19/29	—	299,630	—	—	8,735	30	308,395	300,000	9,546
3.25%, 05/22/29	136,225	4,492	—	—	5,675	(928)	145,464	155,000	4,945
2.75%, 10/01/29	109,189	—	—	—	4,287	(767)	112,709	125,000	3,437
6.20%, 11/17/29	—	306,660	—	—	8,828	(78)	315,410	300,000	1,188
4.63%, 03/22/30	122,891	4,922	—	—	5,163	(2,236)	130,740	130,000	5,884
1.65%, 03/11/31	155,971	—	—	—	4,548	981	161,500	200,000	3,300
2.30%, 05/13/31	163,819	—	—	—	3,923	(456)	167,286	200,000	4,600
1.95%, 12/01/31	176,691	3,900	—	—	4,235	386	185,212	230,000	4,428
2.90%, 03/03/32	212,768	—	—	—	2,298	815	215,881	250,000	7,250
5.85%, 05/19/34	—	354,991	—	—	6,685	(210)	361,466	350,000	11,328
6.14%, 08/24/34	—	350,431	—	—	19,429	(10)	369,850	350,000	6,562
Total	$4,046,016	$1,602,557	($584,085 )	($26,996 )	$169,247	($24,204 )	$5,182,535		$134,717
See financial notes
120Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,865,088,736	$—	$1,865,088,736
Treasuries[1]	—	3,135,044,046	—	3,135,044,046
Government Related[1]	—	360,963,743	—	360,963,743
Securitized[1]	—	2,169,636,711	—	2,169,636,711
Short-Term Investments[1]	245,905,315	—	—	245,905,315
Total	$245,905,315	$7,530,733,236	$—	$7,776,638,551

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Report121

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - affiliated (cost $5,509,519)		$5,182,535
Investments in securities, at value - unaffiliated (cost $8,258,302,311) including securities on loan of $10,223,476		7,771,456,016
Cash		251,889
Receivables:
Investments sold		96,645,643
Interest		52,480,342
Dividends		936,213
Income from securities on loan		13,945
Foreign tax reclaims	+	155
Total assets		7,926,966,738

Liabilities
Collateral held for securities on loan		10,690,700
Payables:
Investments bought - delayed-delivery		206,390,205
Investments bought		126,192,540
Management fees	+	187,545
Total liabilities		343,460,990
Net assets		$7,583,505,748

Net Assets by Source
Capital received from investors		$8,544,850,263
Total distributable loss	+	(961,344,515)
Net assets		$7,583,505,748

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,583,505,748		162,600,000		$46.64

See financial notes
122Schwab Fixed-Income ETFs | Annual Report

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated (net of foreign withholding tax of $208)		$225,549,692
Dividends received from securities - unaffiliated		7,421,014
Interest received from securities - affiliated		110,513
Securities on loan, net	+	89,972
Total investment income		233,171,191

Expenses
Management fees		2,115,296
Total expenses	–	2,115,296
Net investment income		231,055,895

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(8,504)
Net realized losses on sales of securities - unaffiliated		(174,640,637)
Net realized losses on sales of in-kind redemptions - affiliated		(18,492)
Net realized losses on sales of in-kind redemptions - unaffiliated	+	(15,009,952)
Net realized losses		(189,677,585)
Net change in unrealized appreciation (depreciation) on securities - affiliated		169,247
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	337,149,714
Net change in unrealized appreciation (depreciation)	+	337,318,961
Net realized and unrealized gains		147,641,376
Increase in net assets resulting from operations		$378,697,271
See financial notes
Schwab Fixed-Income ETFs | Annual Report123

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$231,055,895	$173,767,705
Net realized losses		(189,677,585)	(288,649,413)
Net change in unrealized appreciation (depreciation)	+	337,318,961	(1,020,183,841)
Increase (decrease) in net assets resulting from operations		$378,697,271	($1,135,065,549 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($236,337,780 )	($185,912,810 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,700,000	$1,459,583,818	12,800,000	$619,764,211
Shares redeemed	+	(18,000,000)	(823,547,528)	(32,200,000)	(1,567,471,655)
Net transactions in fund shares		13,700,000	$636,036,290	(19,400,000)	($947,707,444 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		148,900,000	$6,805,109,967	168,300,000	$9,073,795,770
Total increase (decrease)	+	13,700,000	778,395,781	(19,400,000)	(2,268,685,803)
End of period		162,600,000	$7,583,505,748	148,900,000	$6,805,109,967
See financial notes
124Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$46.95	$50.57	$51.37	$50.04	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.44	0.75	0.50	0.89	0.23
Net realized and unrealized gains (losses)	1.39	(3.60)	(0.82)	1.74	0.02
Total from investment operations	2.83	(2.85)	(0.32)	2.63	0.25
Less distributions:
Distributions from net investment income	(1.44)	(0.77)	(0.48)	(0.89)	(0.21)
Distributions from net realized gains	—	—	—	(0.41)	—
Total distributions	(1.44)	(0.77)	(0.48)	(1.30)	(0.21)
Net asset value at end of period	$48.34	$46.95	$50.57	$51.37	$50.04
Total return	6.14%	(5.65%)	(0.64%)	5.31%	0.50%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.04%[4,5]	0.05%[6]	0.05%	0.06%[7,8]
Net investment income (loss)	3.04%	1.56%	0.99%	1.74%	2.01%[7]
Portfolio turnover rate[9]	28%	14%	13%	80%	12%[3]
Net assets, end of period (x 1,000)	$389,173	$370,872	$609,404	$118,146	$35,029

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021 is a blended ratio.
[7]	Annualized.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019 is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Report125

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 99.0% OF NET ASSETS

Financial Institutions 44.6%
Banking 35.1%
Ally Financial, Inc.
4.63%, 03/30/25	75,000	74,091
5.80%, 05/01/25 (a)	150,000	150,287
4.75%, 06/09/27 (a)	125,000	120,647
7.10%, 11/15/27 (a)	50,000	52,187
2.20%, 11/02/28 (a)	75,000	64,211
6.99%, 06/13/29 (a)(b)	150,000	155,222
American Express Co.
2.25%, 03/04/25 (a)	250,000	241,965
3.95%, 08/01/25 (a)	350,000	344,561
4.20%, 11/06/25 (a)	125,000	123,614
4.99%, 05/01/26 (a)(b)	100,000	99,777
3.13%, 05/20/26 (a)	225,000	217,214
6.34%, 10/30/26 (a)(b)	175,000	178,576
1.65%, 11/04/26 (a)	175,000	161,564
2.55%, 03/04/27 (a)	300,000	281,297
3.30%, 05/03/27 (a)	350,000	334,896
5.39%, 07/28/27 (a)(b)	200,000	202,454
5.85%, 11/05/27 (a)	200,000	208,841
5.28%, 07/27/29 (a)(b)	250,000	255,291
American Express Credit Corp.
3.30%, 05/03/27 (a)	75,000	71,702
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	250,000	252,327
5.09%, 12/08/25	250,000	251,599
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200,000	186,659
6.14%, 09/14/28 (a)(b)	200,000	205,616
Banco Santander SA
3.50%, 03/24/25	200,000	195,771
2.75%, 05/28/25	200,000	193,096
5.15%, 08/18/25	200,000	198,967
5.18%, 11/19/25	200,000	198,371
1.85%, 03/25/26	200,000	185,314
4.25%, 04/11/27	200,000	193,917
5.29%, 08/18/27	200,000	200,657
1.72%, 09/14/27 (a)(b)	200,000	181,130
6.53%, 11/07/27 (a)(b)	200,000	207,107
4.18%, 03/24/28 (a)(b)	200,000	192,412
4.38%, 04/12/28	200,000	194,456
5.59%, 08/08/28	400,000	408,346
6.61%, 11/07/28	200,000	213,197
Bank of America Corp.
4.00%, 01/22/25	400,000	394,616
3.95%, 04/21/25	400,000	393,399
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 08/01/25	275,000	271,264
3.37%, 01/23/26 (a)(b)	320,000	312,605
2.02%, 02/13/26 (a)(b)	300,000	288,321
4.45%, 03/03/26	350,000	346,192
3.38%, 04/02/26 (a)(b)	450,000	438,110
3.50%, 04/19/26	425,000	413,841
1.32%, 06/19/26 (a)(b)	475,000	447,347
4.83%, 07/22/26 (a)(b)	300,000	297,915
6.22%, 09/15/26	100,000	103,708
4.25%, 10/22/26	150,000	147,400
1.20%, 10/24/26 (a)(b)	350,000	325,160
5.08%, 01/20/27 (a)(b)	350,000	349,521
1.66%, 03/11/27 (a)(b)	450,000	416,415
3.56%, 04/23/27 (a)(b)	450,000	433,493
1.73%, 07/22/27 (a)(b)	860,000	788,206
5.93%, 09/15/27 (a)(b)	250,000	255,170
3.25%, 10/21/27 (a)	400,000	381,001
4.18%, 11/25/27 (a)	325,000	316,195
3.82%, 01/20/28 (a)(b)	400,000	384,830
2.55%, 02/04/28 (a)(b)	350,000	324,629
3.71%, 04/24/28 (a)(b)	250,000	239,122
4.38%, 04/27/28 (a)(b)	350,000	342,334
3.59%, 07/21/28 (a)(b)	300,000	284,834
4.95%, 07/22/28 (a)(b)	500,000	499,926
6.20%, 11/10/28 (a)(b)	300,000	313,385
3.42%, 12/20/28 (a)(b)	900,000	847,618
3.97%, 03/05/29 (a)(b)	350,000	334,592
5.20%, 04/25/29 (a)(b)	550,000	553,592
2.09%, 06/14/29 (a)(b)	500,000	441,452
4.27%, 07/23/29 (a)(b)	450,000	434,738
5.82%, 09/15/29 (a)(b)	400,000	413,130
Bank of America NA
5.65%, 08/18/25 (a)	250,000	253,233
5.53%, 08/18/26 (a)	300,000	305,677
Bank of Montreal
1.50%, 01/10/25	225,000	216,833
1.85%, 05/01/25	250,000	239,900
3.70%, 06/07/25	200,000	196,203
5.30%, 06/05/26	200,000	202,092
1.25%, 09/15/26	250,000	227,891
5.27%, 12/11/26	100,000	101,459
0.95%, 01/22/27 (a)(b)	250,000	230,891
2.65%, 03/08/27	200,000	188,386
4.70%, 09/14/27 (a)	150,000	150,439
5.20%, 02/01/28 (a)	200,000	203,864
5.72%, 09/25/28 (a)	150,000	155,578
3.80%, 12/15/32 (a)(b)	175,000	161,149
Bank of New York Mellon Corp.
3.00%, 02/24/25 (a)	145,000	141,914
1.60%, 04/24/25 (a)	200,000	192,071
3.95%, 11/18/25 (a)	75,000	73,757
See financial notes
126Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 01/28/26 (a)	100,000	92,265
2.80%, 05/04/26 (a)	150,000	143,793
4.41%, 07/24/26 (a)(b)	100,000	98,986
2.45%, 08/17/26 (a)	270,000	255,093
1.05%, 10/15/26 (a)	150,000	135,896
2.05%, 01/26/27 (a)	100,000	92,970
3.25%, 05/16/27 (a)	150,000	143,885
3.40%, 01/29/28 (a)	100,000	95,463
3.44%, 02/07/28 (a)(b)	150,000	144,526
3.85%, 04/28/28	225,000	219,611
3.99%, 06/13/28 (a)(b)	150,000	146,644
5.80%, 10/25/28 (a)(b)	200,000	207,608
4.54%, 02/01/29 (a)(b)	150,000	149,266
6.32%, 10/25/29 (a)(b)	150,000	159,381
Bank of Nova Scotia
1.45%, 01/10/25	250,000	240,829
2.20%, 02/03/25	230,000	223,110
3.45%, 04/11/25	250,000	244,842
1.30%, 06/11/25	150,000	142,239
5.45%, 06/12/25	200,000	200,919
4.50%, 12/16/25	225,000	221,504
4.75%, 02/02/26	200,000	199,684
1.05%, 03/02/26	100,000	92,170
1.35%, 06/24/26	150,000	137,947
2.70%, 08/03/26	200,000	189,625
1.30%, 09/15/26	175,000	159,535
1.95%, 02/02/27	150,000	138,247
2.95%, 03/11/27	125,000	118,414
5.25%, 06/12/28	125,000	127,060
Bank OZK
2.75%, 10/01/31 (a)(b)	100,000	81,215
BankUnited, Inc.
4.88%, 11/17/25 (a)	75,000	73,245
Barclays PLC
3.65%, 03/16/25	300,000	293,430
4.38%, 01/12/26	200,000	197,497
2.85%, 05/07/26 (a)(b)	250,000	241,481
5.20%, 05/12/26	300,000	298,248
5.30%, 08/09/26 (a)(b)	250,000	249,240
7.33%, 11/02/26 (a)(b)	250,000	258,355
5.83%, 05/09/27 (a)(b)	300,000	302,727
6.50%, 09/13/27 (a)(b)	250,000	257,119
2.28%, 11/24/27 (a)(b)	300,000	275,456
4.34%, 01/10/28 (a)	200,000	194,495
4.84%, 05/09/28 (a)	300,000	292,895
5.50%, 08/09/28 (a)(b)	275,000	276,666
7.39%, 11/02/28 (a)(b)	250,000	267,307
4.97%, 05/16/29 (a)(b)	250,000	245,853
6.49%, 09/13/29 (a)(b)	200,000	208,737
BPCE SA
3.38%, 12/02/26	250,000	241,770
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	225,000	218,075
3.30%, 04/07/25	250,000	244,325
5.14%, 04/28/25	150,000	150,106
3.95%, 08/04/25	100,000	98,498
0.95%, 10/23/25	200,000	186,779
1.25%, 06/22/26	200,000	183,469
3.45%, 04/07/27 (a)	150,000	144,270
5.00%, 04/28/28 (a)	200,000	201,209
5.99%, 10/03/28 (a)	125,000	130,966
Capital One Financial Corp.
3.20%, 02/05/25 (a)	195,000	190,527
4.25%, 04/30/25 (a)	150,000	148,018
4.20%, 10/29/25 (a)	275,000	270,100
2.64%, 03/03/26 (a)(b)	200,000	191,749
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.99%, 07/24/26 (a)(b)	300,000	297,156
3.75%, 07/28/26 (a)	250,000	239,771
3.75%, 03/09/27 (a)	250,000	239,067
3.65%, 05/11/27 (a)	175,000	167,068
1.88%, 11/02/27 (a)(b)	225,000	202,526
4.93%, 05/10/28 (a)(b)	300,000	295,024
5.47%, 02/01/29 (a)(b)	250,000	250,449
6.31%, 06/08/29 (a)(b)	250,000	256,582
Citibank NA
5.86%, 09/29/25 (a)	250,000	254,289
5.49%, 12/04/26 (a)	250,000	254,696
5.80%, 09/29/28 (a)	400,000	417,901
Citigroup, Inc.
3.88%, 03/26/25	175,000	171,992
3.30%, 04/27/25	250,000	244,460
4.40%, 06/10/25	400,000	395,533
5.50%, 09/13/25	250,000	251,461
3.70%, 01/12/26	325,000	317,483
2.01%, 01/25/26 (a)(b)	300,000	288,320
4.60%, 03/09/26	275,000	271,684
3.29%, 03/17/26 (a)(b)	250,000	243,565
3.11%, 04/08/26 (a)(b)	500,000	486,289
3.40%, 05/01/26	300,000	289,778
5.61%, 09/29/26 (a)(b)	425,000	428,239
3.20%, 10/21/26 (a)	475,000	453,381
4.30%, 11/20/26	150,000	147,116
1.12%, 01/28/27 (a)(b)	400,000	367,871
1.46%, 06/09/27 (a)(b)	425,000	389,159
4.45%, 09/29/27	500,000	488,833
3.89%, 01/10/28 (a)(b)	400,000	387,295
3.07%, 02/24/28 (a)(b)	400,000	377,193
4.66%, 05/24/28 (a)(b)	200,000	198,777
3.67%, 07/24/28 (a)(b)	350,000	333,915
4.13%, 07/25/28	300,000	288,353
3.52%, 10/27/28 (a)(b)	400,000	378,494
4.08%, 04/23/29 (a)(b)	350,000	337,267
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	239,162
3.75%, 02/18/26 (a)	250,000	239,648
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	25,000	24,427
2.85%, 07/27/26 (a)	100,000	93,200
Comerica Bank
4.00%, 07/27/25	25,000	24,297
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	250,468
5.32%, 03/13/26	250,000	253,549
Cooperatieve Rabobank UA
3.38%, 05/21/25	250,000	245,144
5.50%, 07/18/25	250,000	252,670
4.38%, 08/04/25	300,000	294,853
3.75%, 07/21/26	250,000	239,797
Credit Suisse AG
7.95%, 01/09/25	250,000	255,825
3.70%, 02/21/25	250,000	244,962
2.95%, 04/09/25	250,000	242,356
1.25%, 08/07/26	250,000	226,897
5.00%, 07/09/27	250,000	250,283
7.50%, 02/15/28	300,000	328,934
Deutsche Bank AG
4.50%, 04/01/25	200,000	196,552
4.10%, 01/13/26	100,000	97,520
1.69%, 03/19/26	250,000	232,856
6.12%, 07/14/26 (a)(b)	200,000	202,100
2.13%, 11/24/26 (a)(b)	250,000	234,571
7.15%, 07/13/27 (a)(b)	200,000	207,942
See financial notes
Schwab Fixed-Income ETFs | Annual Report127

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.31%, 11/16/27 (a)(b)	250,000	228,741
2.55%, 01/07/28 (a)(b)	200,000	183,954
6.72%, 01/18/29 (a)(b)	250,000	262,055
6.82%, 11/20/29 (a)(b)	200,000	210,622
4.88%, 12/01/32 (a)(b)	200,000	187,082
Discover Bank
3.45%, 07/27/26 (a)	250,000	236,890
Discover Financial Services
3.75%, 03/04/25 (a)	100,000	97,896
4.50%, 01/30/26 (a)	150,000	148,118
4.10%, 02/09/27 (a)	225,000	216,044
Fifth Third Bancorp
2.38%, 01/28/25 (a)	170,000	164,569
2.55%, 05/05/27 (a)	200,000	184,530
1.71%, 11/01/27 (a)(b)	125,000	112,802
6.36%, 10/27/28 (a)(b)	150,000	155,918
6.34%, 07/27/29 (a)(b)	225,000	234,626
Fifth Third Bank NA
3.95%, 07/28/25 (a)	200,000	195,969
2.25%, 02/01/27 (a)	150,000	138,723
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	75,000	71,103
First Horizon Corp.
4.00%, 05/26/25 (a)	75,000	72,975
FNB Corp.
5.15%, 08/25/25 (a)	75,000	74,359
Goldman Sachs Group, Inc.
3.50%, 01/23/25 (a)	375,000	367,967
3.50%, 04/01/25 (a)	550,000	538,405
3.75%, 05/22/25 (a)	325,000	318,857
4.25%, 10/21/25	300,000	294,637
0.86%, 02/12/26 (a)(b)	100,000	94,862
3.75%, 02/25/26 (a)	300,000	293,216
5.80%, 08/10/26 (a)(b)	350,000	353,630
3.50%, 11/16/26 (a)	425,000	409,571
1.09%, 12/09/26 (a)(b)	325,000	299,590
5.95%, 01/15/27	100,000	102,947
3.85%, 01/26/27 (a)	450,000	438,233
1.43%, 03/09/27 (a)(b)	450,000	415,076
4.39%, 06/15/27 (a)(b)	100,000	98,476
1.54%, 09/10/27 (a)(b)	400,000	363,140
1.95%, 10/21/27 (a)(b)	650,000	595,169
2.64%, 02/24/28 (a)(b)	425,000	394,284
3.62%, 03/15/28 (a)(b)	500,000	479,475
3.69%, 06/05/28 (a)(b)	375,000	358,994
4.48%, 08/23/28 (a)(b)	400,000	393,077
3.81%, 04/23/29 (a)(b)	375,000	356,428
4.22%, 05/01/29 (a)(b)	550,000	532,145
6.48%, 10/24/29 (a)(b)	425,000	451,130
HSBC Holdings PLC
4.25%, 08/18/25	250,000	244,838
4.30%, 03/08/26	400,000	393,600
3.00%, 03/10/26 (a)(b)	250,000	242,577
1.65%, 04/18/26 (a)(b)	300,000	285,224
3.90%, 05/25/26	400,000	389,833
2.10%, 06/04/26 (a)(b)	300,000	285,729
4.29%, 09/12/26 (a)(b)	400,000	391,836
7.34%, 11/03/26 (a)(b)	200,000	207,890
4.38%, 11/23/26	200,000	195,561
1.59%, 05/24/27 (a)(b)	300,000	275,128
5.89%, 08/14/27 (a)(b)	350,000	355,218
2.25%, 11/22/27 (a)(b)	400,000	367,417
4.04%, 03/13/28 (a)(b)	400,000	385,738
4.76%, 06/09/28 (a)(b)	350,000	345,230
5.21%, 08/11/28 (a)(b)	350,000	350,116
2.01%, 09/22/28 (a)(b)	250,000	222,698
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.39%, 11/03/28 (a)(b)	350,000	375,196
6.16%, 03/09/29 (a)(b)	300,000	310,198
4.58%, 06/19/29 (a)(b)	400,000	388,385
2.21%, 08/17/29 (a)(b)	400,000	349,382
HSBC USA, Inc.
5.63%, 03/17/25	200,000	201,138
Huntington Bancshares, Inc.
4.00%, 05/15/25 (a)	50,000	49,041
4.44%, 08/04/28 (a)(b)	100,000	97,101
6.21%, 08/21/29 (a)(b)	125,000	128,944
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	241,797
ING Groep NV
3.87%, 03/28/26 (a)(b)	350,000	343,170
3.95%, 03/29/27	400,000	387,608
1.73%, 04/01/27 (a)(b)	200,000	185,123
6.08%, 09/11/27 (a)(b)	200,000	204,307
4.02%, 03/28/28 (a)(b)	200,000	194,865
JPMorgan Chase & Co.
3.13%, 01/23/25 (a)	200,000	195,966
3.90%, 07/15/25 (a)	375,000	369,729
7.75%, 07/15/25	50,000	52,149
2.60%, 02/24/26 (a)(b)	250,000	242,294
2.01%, 03/13/26 (a)(b)	350,000	336,347
3.30%, 04/01/26 (a)	400,000	387,151
2.08%, 04/22/26 (a)(b)	500,000	479,298
4.08%, 04/26/26 (a)(b)	500,000	492,202
3.20%, 06/15/26 (a)	300,000	289,793
2.95%, 10/01/26 (a)	450,000	429,332
7.63%, 10/15/26	110,000	118,424
1.05%, 11/19/26 (a)(b)	450,000	416,790
4.13%, 12/15/26	300,000	294,277
3.96%, 01/29/27 (a)(b)	300,000	293,156
1.04%, 02/04/27 (a)(b)	325,000	298,789
1.58%, 04/22/27 (a)(b)	550,000	507,758
8.00%, 04/29/27	100,000	110,666
1.47%, 09/22/27 (a)(b)	425,000	385,174
4.25%, 10/01/27	250,000	247,447
6.07%, 10/22/27 (a)(b)	300,000	308,741
3.63%, 12/01/27 (a)	100,000	96,002
3.78%, 02/01/28 (a)(b)	425,000	410,688
2.95%, 02/24/28 (a)(b)	250,000	235,346
4.32%, 04/26/28 (a)(b)	475,000	467,515
3.54%, 05/01/28 (a)(b)	400,000	382,250
2.18%, 06/01/28 (a)(b)	250,000	228,587
4.85%, 07/25/28 (a)(b)	550,000	550,257
3.51%, 01/23/29 (a)(b)	250,000	236,847
4.01%, 04/23/29 (a)(b)	300,000	288,914
2.07%, 06/01/29 (a)(b)	300,000	266,150
4.20%, 07/23/29 (a)(b)	400,000	388,760
5.30%, 07/24/29 (a)(b)	375,000	380,868
6.09%, 10/23/29 (a)(b)	350,000	368,298
4.45%, 12/05/29 (a)(b)	450,000	441,367
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	250,000	252,408
KeyBank NA
4.15%, 08/08/25	250,000	242,814
5.85%, 11/15/27 (a)	250,000	250,158
KeyCorp
4.15%, 10/29/25	75,000	73,251
2.25%, 04/06/27	200,000	180,300
4.10%, 04/30/28	100,000	94,278
Lloyds Banking Group PLC
4.45%, 05/08/25	350,000	345,998
4.58%, 12/10/25	225,000	220,651
3.51%, 03/18/26 (a)(b)	200,000	195,358
See financial notes
128Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 03/24/26	200,000	196,720
4.72%, 08/11/26 (a)(b)	200,000	197,540
3.75%, 01/11/27	330,000	317,209
1.63%, 05/11/27 (a)(b)	250,000	229,324
3.75%, 03/18/28 (a)(b)	200,000	191,641
4.38%, 03/22/28	200,000	195,676
4.55%, 08/16/28	200,000	197,018
3.57%, 11/07/28 (a)(b)	250,000	235,380
5.87%, 03/06/29 (a)(b)	200,000	205,153
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	300,000	290,811
4.65%, 01/27/26 (a)	250,000	244,905
3.40%, 08/17/27	75,000	69,789
4.70%, 01/27/28 (a)	250,000	243,415
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	400,000	386,532
3.78%, 03/02/25	100,000	98,380
1.41%, 07/17/25	200,000	188,945
5.72%, 02/20/26 (a)(b)	250,000	251,099
3.85%, 03/01/26	200,000	195,405
5.54%, 04/17/26 (a)(b)	200,000	200,568
2.76%, 09/13/26	350,000	330,527
3.68%, 02/22/27	50,000	48,506
1.54%, 07/20/27 (a)(b)	300,000	274,375
3.29%, 07/25/27	200,000	190,881
1.64%, 10/13/27 (a)(b)	200,000	182,287
2.34%, 01/19/28 (a)(b)	200,000	185,007
3.96%, 03/02/28	200,000	194,854
4.08%, 04/19/28 (a)(b)	250,000	243,299
5.02%, 07/20/28 (a)(b)	200,000	200,369
5.35%, 09/13/28 (a)(b)	200,000	202,978
5.42%, 02/22/29 (a)(b)	300,000	305,841
Mizuho Financial Group, Inc.
2.23%, 05/25/26 (a)(b)	200,000	191,218
2.84%, 09/13/26	200,000	189,946
3.66%, 02/28/27	200,000	192,546
1.23%, 05/22/27 (a)(b)	200,000	182,365
1.55%, 07/09/27 (a)(b)	200,000	183,004
3.17%, 09/11/27	200,000	188,070
4.02%, 03/05/28	200,000	194,237
5.41%, 09/13/28 (a)(b)	200,000	202,676
5.67%, 05/27/29 (a)(b)	100,000	102,453
5.78%, 07/06/29 (a)(b)	250,000	257,408
Morgan Stanley
4.00%, 07/23/25	475,000	468,397
5.00%, 11/24/25	300,000	299,868
3.88%, 01/27/26	475,000	465,716
2.63%, 02/18/26 (a)(b)	250,000	242,072
2.19%, 04/28/26 (a)(b)	475,000	456,515
4.68%, 07/17/26 (a)(b)	300,000	297,301
3.13%, 07/27/26	350,000	335,314
6.25%, 08/09/26	200,000	206,385
4.35%, 09/08/26	350,000	343,949
6.14%, 10/16/26 (a)(b)	200,000	203,825
0.99%, 12/10/26 (a)(b)	475,000	437,269
3.63%, 01/20/27	500,000	485,091
5.05%, 01/28/27 (a)(b)	250,000	250,347
3.95%, 04/23/27	325,000	315,651
1.59%, 05/04/27 (a)(b)	550,000	506,869
1.51%, 07/20/27 (a)(b)	475,000	434,177
2.48%, 01/21/28 (a)(b)	300,000	278,681
4.21%, 04/20/28 (a)(b)	400,000	391,087
3.59%, 07/22/28 (a)(b)	475,000	453,791
6.30%, 10/18/28 (a)(b)	350,000	367,108
3.77%, 01/24/29 (a)(b)	550,000	525,084
5.12%, 02/01/29 (a)(b)	400,000	402,090
5.16%, 04/20/29 (a)(b)	375,000	377,197
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 07/20/29 (a)(b)	350,000	356,899
6.41%, 11/01/29 (a)(b)	200,000	212,201
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	250,000	249,927
National Australia Bank Ltd.
5.20%, 05/13/25	250,000	251,387
2.50%, 07/12/26	400,000	379,937
3.91%, 06/09/27	250,000	245,180
4.94%, 01/12/28	250,000	252,894
4.90%, 06/13/28	100,000	101,105
National Bank of Canada
5.60%, 12/18/28	250,000	256,672
NatWest Group PLC
4.80%, 04/05/26	300,000	297,522
7.47%, 11/10/26 (a)(b)	300,000	310,639
1.64%, 06/14/27 (a)(b)	200,000	182,774
3.07%, 05/22/28 (a)(b)	250,000	232,507
5.52%, 09/30/28 (a)(b)	200,000	201,416
4.89%, 05/18/29 (a)(b)	200,000	196,777
5.81%, 09/13/29 (a)(b)	200,000	205,348
Northern Trust Corp.
3.95%, 10/30/25	100,000	98,445
4.00%, 05/10/27 (a)	225,000	222,119
3.38%, 05/08/32 (a)(b)	100,000	92,614
PNC Bank NA
2.95%, 02/23/25 (a)	250,000	243,608
3.25%, 06/01/25 (a)	250,000	243,651
3.10%, 10/25/27 (a)	250,000	234,881
3.25%, 01/22/28 (a)	250,000	235,734
4.05%, 07/26/28	250,000	241,381
PNC Financial Services Group, Inc.
5.81%, 06/12/26 (a)(b)	100,000	100,818
2.60%, 07/23/26 (a)	200,000	189,724
1.15%, 08/13/26 (a)	150,000	136,548
3.15%, 05/19/27 (a)	100,000	94,905
6.62%, 10/20/27 (a)(b)	75,000	77,883
5.35%, 12/02/28 (a)(b)	150,000	151,936
5.58%, 06/12/29 (a)(b)	400,000	408,172
Regions Financial Corp.
2.25%, 05/18/25 (a)	100,000	95,484
1.80%, 08/12/28 (a)	85,000	73,034
Royal Bank of Canada
1.60%, 01/21/25	100,000	96,482
3.38%, 04/14/25	200,000	196,170
4.95%, 04/25/25	200,000	200,203
1.15%, 06/10/25	350,000	331,955
4.88%, 01/12/26	150,000	150,451
0.88%, 01/20/26	150,000	139,147
4.65%, 01/27/26	250,000	248,130
1.20%, 04/27/26	325,000	300,254
1.15%, 07/14/26	150,000	137,288
1.40%, 11/02/26	200,000	183,044
2.05%, 01/21/27	75,000	69,675
3.63%, 05/04/27	250,000	241,667
4.24%, 08/03/27	200,000	197,931
6.00%, 11/01/27	150,000	157,351
4.90%, 01/12/28	200,000	202,397
5.20%, 08/01/28	100,000	102,038
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	150,000	145,891
4.50%, 07/17/25 (a)	150,000	148,436
5.81%, 09/09/26 (a)(b)	100,000	100,345
3.24%, 10/05/26 (a)(c)	150,000	142,417
4.40%, 07/13/27 (a)	150,000	145,859
2.49%, 01/06/28 (a)(b)	125,000	114,774
See financial notes
Schwab Fixed-Income ETFs | Annual Report129

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 03/09/29 (a)(b)	150,000	155,353
6.57%, 06/12/29 (a)(b)	75,000	77,510
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	186,784
1.67%, 06/14/27 (a)(b)	200,000	182,122
2.47%, 01/11/28 (a)(b)	200,000	182,417
3.82%, 11/03/28 (a)(b)	200,000	188,066
6.53%, 01/10/29 (a)(b)	200,000	207,309
State Street Corp.
3.55%, 08/18/25	200,000	196,386
4.86%, 01/26/26 (a)(b)	75,000	74,617
2.90%, 03/30/26 (a)(b)	100,000	97,191
5.10%, 05/18/26 (a)(b)	200,000	200,345
2.65%, 05/19/26	150,000	143,381
5.27%, 08/03/26 (a)	100,000	101,424
5.75%, 11/04/26 (a)(b)	50,000	50,686
1.68%, 11/18/27 (a)(b)	150,000	137,662
2.20%, 02/07/28 (a)(b)	125,000	116,090
5.82%, 11/04/28 (a)(b)	100,000	103,810
5.68%, 11/21/29 (a)(b)	150,000	155,296
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	250,000	242,703
1.47%, 07/08/25	400,000	378,693
0.95%, 01/12/26	100,000	92,199
5.46%, 01/13/26	250,000	252,172
3.78%, 03/09/26	300,000	292,657
2.63%, 07/14/26	350,000	331,883
1.40%, 09/17/26	350,000	318,784
3.01%, 10/19/26	250,000	238,172
3.45%, 01/11/27	250,000	240,388
3.36%, 07/12/27	300,000	285,585
3.35%, 10/18/27	100,000	94,804
5.52%, 01/13/28	300,000	307,194
3.54%, 01/17/28	200,000	190,474
5.80%, 07/13/28	325,000	336,739
1.90%, 09/17/28	350,000	306,609
Synchrony Financial
4.88%, 06/13/25 (a)	100,000	98,322
4.50%, 07/23/25 (a)	200,000	195,642
3.70%, 08/04/26 (a)	150,000	141,314
3.95%, 12/01/27 (a)	250,000	234,706
Synovus Financial Corp.
5.20%, 08/11/25 (a)	125,000	122,939
Toronto-Dominion Bank
1.45%, 01/10/25	150,000	144,631
3.77%, 06/06/25	225,000	221,409
1.15%, 06/12/25	150,000	142,083
0.75%, 09/11/25	175,000	163,373
0.75%, 01/06/26	200,000	184,776
1.20%, 06/03/26	225,000	206,694
5.53%, 07/17/26	250,000	254,894
1.25%, 09/10/26	250,000	228,488
1.95%, 01/12/27	150,000	138,855
2.80%, 03/10/27	100,000	94,511
4.11%, 06/08/27	250,000	245,691
4.69%, 09/15/27	225,000	225,109
5.16%, 01/10/28	150,000	152,745
5.52%, 07/17/28	200,000	206,094
3.63%, 09/15/31 (a)(b)	250,000	240,344
Truist Bank
1.50%, 03/10/25 (a)	250,000	238,893
4.05%, 11/03/25 (a)	100,000	98,512
3.30%, 05/15/26 (a)	200,000	190,903
3.80%, 10/30/26 (a)	250,000	239,545
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Truist Financial Corp.
4.00%, 05/01/25 (a)	150,000	147,507
3.70%, 06/05/25 (a)	150,000	146,779
1.20%, 08/05/25 (a)	200,000	188,060
4.26%, 07/28/26 (a)(b)	225,000	220,666
1.27%, 03/02/27 (a)(b)	200,000	183,431
6.05%, 06/08/27 (a)(b)	200,000	203,697
1.13%, 08/03/27 (a)	100,000	87,817
4.12%, 06/06/28 (a)(b)	175,000	168,851
4.87%, 01/26/29 (a)(b)	250,000	247,231
1.89%, 06/07/29 (a)(b)	175,000	151,435
7.16%, 10/30/29 (a)(b)	150,000	161,954
U.S. Bancorp
1.45%, 05/12/25 (a)	250,000	238,329
3.95%, 11/17/25 (a)	200,000	197,044
3.10%, 04/27/26 (a)	175,000	167,902
2.38%, 07/22/26 (a)	250,000	234,854
5.73%, 10/21/26 (a)(b)	225,000	226,564
3.15%, 04/27/27 (a)	200,000	190,466
2.22%, 01/27/28 (a)(b)	200,000	183,952
3.90%, 04/26/28 (a)	100,000	96,783
4.55%, 07/22/28 (a)(b)	300,000	295,794
4.65%, 02/01/29 (a)(b)	250,000	246,197
5.78%, 06/12/29 (a)(b)	300,000	308,322
U.S. Bank NA
2.05%, 01/21/25 (a)	100,000	96,862
2.80%, 01/27/25 (a)	200,000	194,812
UBS AG
5.80%, 09/11/25	200,000	202,398
5.65%, 09/11/28	300,000	311,404
UBS Group AG
3.75%, 03/26/25	350,000	343,007
4.55%, 04/17/26	300,000	296,211
Wachovia Corp.
7.57%, 08/01/26 (d)	50,000	52,957
Wells Fargo & Co.
3.00%, 02/19/25	400,000	391,230
3.55%, 09/29/25	350,000	342,330
2.16%, 02/11/26 (a)(b)	450,000	433,483
3.00%, 04/22/26	550,000	527,142
3.91%, 04/25/26 (a)(b)	400,000	392,365
2.19%, 04/30/26 (a)(b)	500,000	479,427
4.10%, 06/03/26	375,000	366,838
4.54%, 08/15/26 (a)(b)	275,000	272,335
3.00%, 10/23/26	525,000	498,851
3.20%, 06/17/27 (a)(b)	350,000	334,948
4.30%, 07/22/27	375,000	367,430
3.53%, 03/24/28 (a)(b)	625,000	596,626
3.58%, 05/22/28 (a)(b)	450,000	429,070
2.39%, 06/02/28 (a)(b)	500,000	458,282
4.81%, 07/25/28 (a)(b)	450,000	447,094
5.57%, 07/25/29 (a)(b)	650,000	664,268
6.30%, 10/23/29 (a)(b)	425,000	448,611
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	300,000	303,183
5.45%, 08/07/26 (a)	350,000	355,914
5.25%, 12/11/26 (a)	250,000	253,226
Westpac Banking Corp.
2.35%, 02/19/25	175,000	170,273
3.74%, 08/26/25	100,000	98,426
2.85%, 05/13/26	250,000	240,308
1.15%, 06/03/26	250,000	230,406
2.70%, 08/19/26	100,000	95,546
3.35%, 03/08/27	150,000	144,685
4.04%, 08/26/27	150,000	148,392
5.46%, 11/18/27	200,000	206,604
See financial notes
130Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 01/25/28	175,000	167,546
5.54%, 11/17/28	225,000	233,846
1.95%, 11/20/28	200,000	177,174
2.89%, 02/04/30 (a)(b)	200,000	192,785
4.32%, 11/23/31 (a)(b)	275,000	264,670
		136,519,543
Brokerage/Asset Managers/Exchanges 1.6%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	75,000	72,810
Ameriprise Financial, Inc.
3.00%, 04/02/25 (a)	75,000	73,181
2.88%, 09/15/26 (a)	100,000	95,781
Ares Management Corp.
6.38%, 11/10/28 (a)	75,000	78,760
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	78,894
BlackRock, Inc.
3.20%, 03/15/27	125,000	121,163
Brookfield Corp.
4.00%, 01/15/25 (a)	75,000	73,882
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	97,833
3.90%, 01/25/28 (a)	150,000	144,489
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	110,000	106,872
Charles Schwab Corp.
3.00%, 03/10/25 (a)(e)	40,000	38,980
4.20%, 03/24/25 (a)(e)	85,000	84,068
3.63%, 04/01/25 (a)(e)	55,000	54,041
3.85%, 05/21/25 (a)(e)	95,000	93,319
3.45%, 02/13/26 (a)(e)	30,000	29,098
0.90%, 03/11/26 (a)(e)	175,000	160,522
1.15%, 05/13/26 (a)(e)	135,000	123,839
5.88%, 08/24/26 (a)(e)	100,000	102,617
3.20%, 03/02/27 (a)(e)	75,000	71,612
2.45%, 03/03/27 (a)(e)	210,000	195,659
3.30%, 04/01/27 (a)(e)	50,000	47,741
3.20%, 01/25/28 (a)(e)	90,000	85,025
2.00%, 03/20/28 (a)(e)	160,000	142,633
5.64%, 05/19/29 (a)(b)(e)	175,000	179,897
6.20%, 11/17/29 (a)(b)(e)	175,000	183,989
CME Group, Inc.
3.00%, 03/15/25 (a)	125,000	122,403
3.75%, 06/15/28 (a)	75,000	73,430
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	48,041
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	97,365
Intercontinental Exchange, Inc.
3.65%, 05/23/25	150,000	147,217
3.75%, 12/01/25 (a)	250,000	245,764
3.10%, 09/15/27 (a)	75,000	71,540
4.00%, 09/15/27 (a)	250,000	245,661
3.75%, 09/21/28 (a)	75,000	73,001
Invesco Finance PLC
3.75%, 01/15/26	100,000	97,465
Janus Henderson U.S. Holdings, Inc.
4.88%, 08/01/25 (a)	75,000	74,262
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	199,388
5.88%, 07/21/28 (a)	175,000	179,678
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lazard Group LLC
3.75%, 02/13/25	110,000	107,772
3.63%, 03/01/27 (a)	50,000	47,250
4.50%, 09/19/28 (a)	50,000	48,746
Legg Mason, Inc.
4.75%, 03/15/26	100,000	99,728
LPL Holdings, Inc.
6.75%, 11/17/28 (a)	125,000	133,207
Nasdaq, Inc.
3.85%, 06/30/26 (a)	100,000	97,575
5.35%, 06/28/28 (a)	150,000	154,537
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	194,040
1.85%, 07/16/25	200,000	189,309
1.65%, 07/14/26	200,000	182,979
2.33%, 01/22/27	200,000	183,563
5.39%, 07/06/27	200,000	200,889
6.07%, 07/12/28	200,000	206,868
2.17%, 07/14/28	200,000	175,746
		6,234,129
Finance Companies 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (a)	150,000	146,839
6.50%, 07/15/25 (a)	250,000	253,865
4.45%, 10/01/25 (a)	150,000	147,292
1.75%, 01/30/26 (a)	150,000	139,487
4.45%, 04/03/26 (a)	150,000	147,436
2.45%, 10/29/26 (a)	500,000	463,285
6.10%, 01/15/27 (a)	250,000	255,465
6.45%, 04/15/27 (a)(c)	150,000	155,382
3.65%, 07/21/27 (a)	200,000	190,267
3.88%, 01/23/28 (a)	100,000	95,395
5.75%, 06/06/28 (a)	150,000	153,707
3.00%, 10/29/28 (a)	450,000	410,909
Air Lease Corp.
2.30%, 02/01/25 (a)	100,000	96,515
3.25%, 03/01/25 (a)	125,000	121,758
3.38%, 07/01/25 (a)	125,000	121,111
2.88%, 01/15/26 (a)	325,000	309,952
3.75%, 06/01/26 (a)	125,000	120,848
1.88%, 08/15/26 (a)	200,000	184,337
2.20%, 01/15/27 (a)	100,000	91,689
3.63%, 04/01/27 (a)	100,000	95,634
3.63%, 12/01/27 (a)	120,000	113,719
5.30%, 02/01/28 (a)	100,000	101,225
2.10%, 09/01/28 (a)	50,000	43,896
4.63%, 10/01/28 (a)	100,000	97,862
Aircastle Ltd.
4.25%, 06/15/26 (a)	150,000	145,186
ARES Capital Corp.
4.25%, 03/01/25 (a)	95,000	92,826
3.25%, 07/15/25 (a)	175,000	167,719
3.88%, 01/15/26 (a)	200,000	192,300
2.15%, 07/15/26 (a)	175,000	159,648
7.00%, 01/15/27	125,000	128,825
2.88%, 06/15/28 (a)	225,000	199,572
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	100,000	93,158
Barings BDC, Inc.
3.30%, 11/23/26 (a)	50,000	45,706
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	50,000	46,959
See financial notes
Schwab Fixed-Income ETFs | Annual Report131

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Private Credit Fund
2.70%, 01/15/25 (a)	75,000	72,488
4.70%, 03/24/25	150,000	147,558
2.63%, 12/15/26 (a)	250,000	226,596
3.25%, 03/15/27 (a)	175,000	160,686
7.30%, 11/27/28 (a)(c)	75,000	77,854
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	125,000	119,475
2.75%, 09/16/26 (a)	100,000	91,799
2.13%, 02/15/27 (a)	100,000	88,868
2.85%, 09/30/28 (a)	75,000	65,099
Blue Owl Capital Corp.
4.00%, 03/30/25 (a)	80,000	77,829
3.75%, 07/22/25 (a)	100,000	96,011
4.25%, 01/15/26 (a)	75,000	72,594
3.40%, 07/15/26 (a)	150,000	139,670
2.88%, 06/11/28 (a)	150,000	131,992
Blue Owl Capital Corp. III
3.13%, 04/13/27 (a)	50,000	44,436
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	75,000	68,580
4.70%, 02/08/27 (a)	100,000	94,774
7.75%, 09/16/27 (a)	125,000	129,637
7.95%, 06/13/28 (a)(c)	100,000	103,720
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	50,000	43,707
FS KKR Capital Corp.
4.13%, 02/01/25 (a)	60,000	58,509
3.40%, 01/15/26 (a)	175,000	165,857
2.63%, 01/15/27 (a)	50,000	44,907
3.25%, 07/15/27 (a)	100,000	91,236
3.13%, 10/12/28 (a)	125,000	109,257
GATX Corp.
3.25%, 03/30/25 (a)	50,000	48,689
3.25%, 09/15/26 (a)	75,000	71,613
3.50%, 03/15/28 (a)	75,000	70,616
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	60,000	58,823
2.88%, 01/15/26 (a)	75,000	71,315
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	90,907
2.05%, 02/15/27 (a)	50,000	44,127
7.05%, 12/05/28 (a)	50,000	52,697
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	67,699
3.38%, 01/20/27 (a)	25,000	22,766
Main Street Capital Corp.
3.00%, 07/14/26 (a)	75,000	68,613
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	72,386
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	60,000	58,087
2.70%, 01/15/27 (a)	50,000	44,826
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(c)	75,000	79,313
Prospect Capital Corp.
3.71%, 01/22/26 (a)	75,000	70,596
3.36%, 11/15/26 (a)	50,000	45,044
3.44%, 10/15/28 (a)	50,000	42,157
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	50,000	45,728
6.95%, 08/14/28 (a)	50,000	51,655
		9,030,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	44,270
ORIX Corp.
3.70%, 07/18/27	50,000	48,197
5.00%, 09/13/27	100,000	100,967
		193,434
Insurance 2.7%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	190,650
Aflac, Inc.
1.13%, 03/15/26 (a)	75,000	69,258
2.88%, 10/15/26 (a)	50,000	47,589
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	97,532
Allstate Corp.
0.75%, 12/15/25 (a)	100,000	92,343
3.28%, 12/15/26 (a)	100,000	96,656
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	96,112
American International Group, Inc.
4.20%, 04/01/28 (a)	50,000	48,942
5.75%, 04/01/48 (a)(b)	110,000	108,828
Aon Corp.
8.21%, 01/01/27	100,000	106,825
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	75,000	70,931
Aon Global Ltd.
3.88%, 12/15/25 (a)	100,000	97,994
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	97,175
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	50,000	52,502
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	191,551
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	100,000	94,672
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	375,000	364,764
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	100,000	94,693
Centene Corp.
4.25%, 12/15/27 (a)	350,000	338,275
2.45%, 07/15/28 (a)	350,000	312,680
Chubb INA Holdings, Inc.
3.15%, 03/15/25	125,000	122,335
3.35%, 05/03/26 (a)	225,000	219,007
Cincinnati Financial Corp.
6.92%, 05/15/28	50,000	53,712
CNA Financial Corp.
4.50%, 03/01/26 (a)	75,000	74,264
3.45%, 08/15/27 (a)	100,000	95,792
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	75,000	74,640
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	150,000	146,398
3.65%, 04/05/27 (a)	200,000	192,725
6.88%, 12/15/52 (a)(b)	150,000	149,789
Elevance Health, Inc.
2.38%, 01/15/25 (a)	250,000	242,978
1.50%, 03/15/26 (a)	125,000	116,630
See financial notes
132Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 12/01/27 (a)	275,000	266,983
4.10%, 03/01/28 (a)	200,000	197,170
Enstar Finance LLC
5.75%, 09/01/40 (a)(b)	75,000	70,970
5.50%, 01/15/42 (a)(b)	75,000	63,907
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	280,000	271,021
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	75,000	77,397
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	98,717
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	50,000	48,777
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	99,409
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	73,786
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	50,000	53,230
Humana, Inc.
4.50%, 04/01/25 (a)	100,000	99,279
5.70%, 03/13/26 (a)	50,000	50,046
1.35%, 02/03/27 (a)	125,000	112,868
3.95%, 03/15/27 (a)	100,000	97,886
5.75%, 03/01/28 (a)	75,000	78,044
5.75%, 12/01/28 (a)	75,000	78,436
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	75,000	75,015
Kemper Corp.
4.35%, 02/15/25 (a)	70,000	68,632
Lincoln National Corp.
3.63%, 12/12/26 (a)	50,000	48,620
3.80%, 03/01/28 (a)	100,000	96,117
Loews Corp.
3.75%, 04/01/26 (a)	150,000	146,400
Manulife Financial Corp.
4.15%, 03/04/26	175,000	172,957
4.06%, 02/24/32 (a)(b)	125,000	118,350
Markel Group, Inc.
3.50%, 11/01/27 (a)	50,000	47,650
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25 (a)	75,000	73,719
3.75%, 03/14/26 (a)	100,000	98,175
Mercury General Corp.
4.40%, 03/15/27 (a)	75,000	71,888
MetLife, Inc.
3.00%, 03/01/25	100,000	97,850
3.60%, 11/13/25 (a)	75,000	73,817
Old Republic International Corp.
3.88%, 08/26/26 (a)	75,000	72,336
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	97,771
Progressive Corp.
2.45%, 01/15/27	100,000	93,996
2.50%, 03/15/27 (a)	75,000	70,499
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	93,335
5.38%, 05/15/45 (a)(b)	250,000	247,395
4.50%, 09/15/47 (a)(b)	125,000	116,889
5.70%, 09/15/48 (a)(b)	100,000	97,435
Radian Group, Inc.
6.63%, 03/15/25 (a)	75,000	75,128
4.88%, 03/15/27 (a)	75,000	73,102
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	125,000	121,317
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	45,000	44,015
3.45%, 07/01/27 (a)	100,000	94,685
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	100,000	98,933
UnitedHealth Group, Inc.
3.75%, 07/15/25	100,000	98,619
5.15%, 10/15/25	125,000	126,531
3.70%, 12/15/25	100,000	98,434
1.25%, 01/15/26	100,000	93,727
3.10%, 03/15/26	200,000	194,451
1.15%, 05/15/26 (a)	200,000	185,407
3.45%, 01/15/27	125,000	122,271
3.70%, 05/15/27 (a)	150,000	147,035
2.95%, 10/15/27	200,000	190,213
5.25%, 02/15/28 (a)	100,000	103,489
3.85%, 06/15/28	175,000	171,519
3.88%, 12/15/28	100,000	98,000
Voya Financial, Inc.
3.65%, 06/15/26	75,000	72,572
4.70%, 01/23/48 (a)(b)	55,000	45,499
Willis North America, Inc.
4.65%, 06/15/27 (a)	100,000	99,188
4.50%, 09/15/28 (a)	100,000	97,534
		10,526,683
REITs 2.8%
Agree LP
2.00%, 06/15/28 (a)	50,000	43,488
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	97,767
4.30%, 01/15/26 (a)	50,000	49,236
3.95%, 01/15/27 (a)	100,000	96,808
3.95%, 01/15/28 (a)	75,000	71,962
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	97,162
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	75,000	73,488
3.50%, 11/15/25 (a)	100,000	97,284
2.95%, 05/11/26 (a)	125,000	120,018
3.35%, 05/15/27 (a)	75,000	71,850
1.90%, 12/01/28 (a)	50,000	44,185
Boston Properties LP
3.20%, 01/15/25 (a)	170,000	165,338
3.65%, 02/01/26 (a)	200,000	192,722
6.75%, 12/01/27 (a)	125,000	131,164
4.50%, 12/01/28 (a)	175,000	166,791
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	20,000	19,593
4.13%, 06/15/26 (a)	150,000	145,501
3.90%, 03/15/27 (a)	50,000	47,715
2.25%, 04/01/28 (a)	50,000	44,455
Camden Property Trust
4.10%, 10/15/28 (a)	75,000	73,049
Corporate Office Properties LP
2.25%, 03/15/26 (a)	75,000	70,147
CubeSmart LP
4.00%, 11/15/25 (a)	50,000	48,831
3.13%, 09/01/26 (a)	50,000	47,524
2.25%, 12/15/28 (a)	50,000	44,181
See financial notes
Schwab Fixed-Income ETFs | Annual Report133

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	144,802
5.55%, 01/15/28 (a)	150,000	153,074
4.45%, 07/15/28 (a)	125,000	122,536
EPR Properties
4.75%, 12/15/26 (a)	25,000	24,010
4.50%, 06/01/27 (a)	100,000	94,161
4.95%, 04/15/28 (a)	125,000	119,203
ERP Operating LP
3.25%, 08/01/27 (a)	150,000	142,856
3.50%, 03/01/28 (a)	100,000	95,759
4.15%, 12/01/28 (a)	50,000	49,135
Essex Portfolio LP
3.50%, 04/01/25 (a)	15,000	14,695
3.63%, 05/01/27 (a)	75,000	71,649
1.70%, 03/01/28 (a)	100,000	87,799
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	96,329
3.88%, 12/15/27 (a)	75,000	71,982
5.70%, 04/01/28 (a)	100,000	102,620
Federal Realty OP LP
1.25%, 02/15/26 (a)	100,000	92,325
5.38%, 05/01/28 (a)	100,000	101,079
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	95,563
3.75%, 07/01/27 (a)	75,000	71,096
Healthpeak OP LLC
3.40%, 02/01/25 (a)	25,000	24,430
4.00%, 06/01/25 (a)	100,000	98,149
1.35%, 02/01/27 (a)	125,000	112,337
2.13%, 12/01/28 (a)	75,000	66,036
Highwoods Realty LP
3.88%, 03/01/27 (a)	75,000	69,716
4.13%, 03/15/28 (a)	50,000	46,189
Host Hotels & Resorts LP
4.50%, 02/01/26 (a)	100,000	98,269
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	75,000	63,264
5.95%, 02/15/28 (a)	50,000	44,840
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	75,000	66,899
Kilroy Realty LP
4.38%, 10/01/25 (a)	50,000	48,730
4.75%, 12/15/28 (a)	50,000	47,668
Kimco Realty OP LLC
3.30%, 02/01/25 (a)	125,000	122,227
2.80%, 10/01/26 (a)	100,000	94,347
1.90%, 03/01/28 (a)	75,000	66,205
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	94,752
LXP Industrial Trust
6.75%, 11/15/28 (a)	50,000	52,630
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	98,269
1.10%, 09/15/26 (a)	125,000	113,599
3.60%, 06/01/27 (a)	50,000	48,329
NNN REIT, Inc.
4.00%, 11/15/25 (a)	75,000	73,578
3.50%, 10/15/27 (a)	100,000	94,529
4.30%, 10/15/28 (a)	50,000	48,507
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (a)	75,000	73,890
5.25%, 01/15/26 (a)	75,000	74,657
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/01/27 (a)	125,000	120,197
4.75%, 01/15/28 (a)	75,000	72,517
Physicians Realty LP
4.30%, 03/15/27 (a)	75,000	73,109
3.95%, 01/15/28 (a)	50,000	47,634
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	75,000	79,346
Prologis LP
3.25%, 06/30/26 (a)	75,000	72,579
3.25%, 10/01/26 (a)	75,000	72,445
3.38%, 12/15/27 (a)	100,000	95,446
3.88%, 09/15/28 (a)	200,000	193,531
Public Storage Operating Co.
0.88%, 02/15/26 (a)	100,000	92,589
1.50%, 11/09/26 (a)	200,000	183,947
3.09%, 09/15/27 (a)	100,000	95,345
1.85%, 05/01/28 (a)	50,000	45,045
1.95%, 11/09/28 (a)	50,000	44,671
Realty Income Corp.
3.88%, 04/15/25 (a)	75,000	73,761
4.63%, 11/01/25 (a)	150,000	149,171
0.75%, 03/15/26 (a)	175,000	159,622
4.88%, 06/01/26 (a)	75,000	75,100
4.13%, 10/15/26 (a)	100,000	98,285
3.00%, 01/15/27 (a)	150,000	142,506
3.95%, 08/15/27 (a)	100,000	97,367
3.40%, 01/15/28 (a)	100,000	95,210
2.20%, 06/15/28 (a)	25,000	22,444
4.70%, 12/15/28 (a)	50,000	50,406
Regency Centers LP
3.60%, 02/01/27 (a)	125,000	120,346
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	50,000	52,599
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	75,000	75,669
Sabra Health Care LP
5.13%, 08/15/26 (a)	75,000	73,874
Simon Property Group LP
3.50%, 09/01/25 (a)	175,000	171,165
3.30%, 01/15/26 (a)	125,000	121,328
3.25%, 11/30/26 (a)	135,000	129,869
1.38%, 01/15/27 (a)	75,000	68,548
3.38%, 06/15/27 (a)	150,000	143,969
3.38%, 12/01/27 (a)	185,000	176,823
SITE Centers Corp.
3.63%, 02/01/25 (a)	100,000	97,389
4.25%, 02/01/26 (a)	100,000	97,585
4.70%, 06/01/27 (a)	50,000	49,294
Spirit Realty LP
3.20%, 01/15/27 (a)	75,000	70,940
2.10%, 03/15/28 (a)	100,000	88,906
STORE Capital Corp.
4.50%, 03/15/28 (a)	50,000	46,468
Sun Communities Operating LP
2.30%, 11/01/28 (a)	50,000	43,969
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	46,932
3.88%, 07/15/27 (a)	50,000	45,914
UDR, Inc.
2.95%, 09/01/26 (a)	75,000	71,237
3.50%, 07/01/27 (a)	110,000	104,955
Ventas Realty LP
2.65%, 01/15/25 (a)	110,000	106,647
4.13%, 01/15/26 (a)	155,000	151,434
See financial notes
134Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 10/15/26 (a)	75,000	71,088
4.00%, 03/01/28 (a)	100,000	95,633
Welltower OP LLC
4.00%, 06/01/25 (a)	200,000	196,486
4.25%, 04/01/26 (a)	125,000	123,210
2.70%, 02/15/27 (a)	75,000	70,496
4.25%, 04/15/28 (a)	100,000	98,221
WP Carey, Inc.
4.00%, 02/01/25 (a)	75,000	73,926
4.25%, 10/01/26 (a)	75,000	73,302
		10,863,473
		173,367,832

Industrial 48.8%
Basic Industry 1.8%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	50,000	47,351
1.85%, 05/15/27 (a)	100,000	92,189
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	98,378
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	180,540
ArcelorMittal SA
4.55%, 03/11/26	75,000	73,959
6.55%, 11/29/27 (a)	150,000	157,514
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	175,000	176,001
6.42%, 03/01/26	50,000	51,737
4.75%, 02/28/28 (a)	189,000	191,037
5.10%, 09/08/28 (a)	150,000	154,359
Celanese U.S. Holdings LLC
6.05%, 03/15/25	150,000	150,893
1.40%, 08/05/26 (a)	50,000	45,601
6.17%, 07/15/27 (a)	300,000	307,826
6.35%, 11/15/28 (a)	150,000	157,382
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	186,785
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	101,077
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	300,000	298,303
4.73%, 11/15/28 (a)	300,000	305,005
Eastman Chemical Co.
3.80%, 03/15/25 (a)	125,000	122,958
4.50%, 12/01/28 (a)	50,000	48,990
Ecolab, Inc.
2.70%, 11/01/26 (a)	100,000	95,828
1.65%, 02/01/27 (a)	125,000	115,016
3.25%, 12/01/27 (a)	125,000	120,220
5.25%, 01/15/28 (a)	35,000	36,213
EIDP, Inc.
1.70%, 07/15/25 (a)	150,000	142,425
FMC Corp.
3.20%, 10/01/26 (a)	125,000	118,442
Freeport-McMoRan, Inc.
4.13%, 03/01/28 (a)	125,000	120,087
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	73,194
Kinross Gold Corp.
4.50%, 07/15/27 (a)	75,000	73,441
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Linde, Inc.
2.65%, 02/05/25 (a)	15,000	14,641
4.70%, 12/05/25 (a)	75,000	75,176
3.20%, 01/30/26 (a)	225,000	218,840
LYB International Finance II BV
3.50%, 03/02/27 (a)	100,000	96,529
LYB International Finance III LLC
1.25%, 10/01/25 (a)	75,000	70,106
Mosaic Co.
4.05%, 11/15/27 (a)	125,000	122,019
5.38%, 11/15/28 (a)	50,000	51,101
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	96,142
4.30%, 05/23/27 (a)	150,000	148,647
Nutrien Ltd.
3.00%, 04/01/25 (a)	50,000	48,604
4.00%, 12/15/26 (a)	75,000	73,438
4.90%, 03/27/28 (a)	150,000	151,751
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	95,444
PPG Industries, Inc.
1.20%, 03/15/26 (a)	125,000	115,663
3.75%, 03/15/28 (a)	100,000	96,439
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	70,237
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	130,000	143,435
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	72,197
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	75,000	73,071
4.25%, 08/08/25	25,000	24,797
3.95%, 01/15/26 (a)	50,000	49,203
3.45%, 06/01/27 (a)	250,000	241,628
Southern Copper Corp.
3.88%, 04/23/25	100,000	98,063
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	85,000	81,465
5.00%, 12/15/26 (a)	75,000	75,393
1.65%, 10/15/27 (a)	50,000	44,590
Suzano International Finance BV
4.00%, 01/14/25	75,000	73,489
5.50%, 01/17/27	75,000	75,935
Vale Overseas Ltd.
6.25%, 08/10/26	100,000	102,609
Westlake Corp.
3.60%, 08/15/26 (a)	125,000	120,849
Weyerhaeuser Co.
6.95%, 10/01/27	50,000	53,660
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	98,131
4.65%, 03/15/26 (a)	150,000	149,066
4.00%, 03/15/28 (a)	100,000	96,629
3.90%, 06/01/28 (a)	100,000	95,540
		7,157,278
Capital Goods 5.4%
3M Co.
2.00%, 02/14/25 (a)	120,000	115,615
2.65%, 04/15/25 (a)	75,000	72,718
3.00%, 08/07/25	100,000	97,014
2.88%, 10/15/27 (a)	150,000	141,308
3.63%, 09/14/28 (a)	75,000	71,576
See financial notes
Schwab Fixed-Income ETFs | Annual Report135

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	50,000	47,556
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	145,074
4.50%, 05/15/28 (a)	100,000	97,754
Amphenol Corp.
2.05%, 03/01/25 (a)	75,000	72,465
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	76,008
Berry Global, Inc.
1.57%, 01/15/26 (a)	270,000	251,133
1.65%, 01/15/27 (a)	100,000	90,265
Boeing Co.
4.88%, 05/01/25 (a)	500,000	497,931
2.60%, 10/30/25 (a)	50,000	47,823
2.75%, 02/01/26 (a)	200,000	191,500
2.20%, 02/04/26 (a)	800,000	756,171
3.10%, 05/01/26 (a)	100,000	96,218
2.25%, 06/15/26 (a)	75,000	70,340
2.70%, 02/01/27 (a)	150,000	141,578
2.80%, 03/01/27 (a)	50,000	47,185
5.04%, 05/01/27 (a)	300,000	302,827
3.25%, 02/01/28 (a)	150,000	142,397
3.25%, 03/01/28 (a)	75,000	70,551
3.45%, 11/01/28 (a)	75,000	70,750
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	100,000	95,975
Carrier Global Corp.
2.24%, 02/15/25 (a)	180,000	174,211
5.80%, 11/30/25 (c)	100,000	101,407
2.49%, 02/15/27 (a)	150,000	141,194
Caterpillar Financial Services Corp.
4.90%, 01/17/25	175,000	175,181
5.40%, 03/10/25	75,000	75,618
3.40%, 05/13/25	275,000	270,440
3.65%, 08/12/25	175,000	172,257
0.80%, 11/13/25	200,000	186,861
4.80%, 01/06/26	200,000	201,419
0.90%, 03/02/26	150,000	139,089
4.35%, 05/15/26	75,000	74,878
1.15%, 09/14/26	100,000	91,859
1.70%, 01/08/27	100,000	92,511
3.60%, 08/12/27	100,000	97,798
1.10%, 09/14/27	185,000	165,451
CNH Industrial Capital LLC
3.95%, 05/23/25	75,000	73,738
5.45%, 10/14/25	75,000	75,468
1.88%, 01/15/26 (a)	100,000	93,874
1.45%, 07/15/26 (a)	100,000	91,892
4.55%, 04/10/28 (a)	100,000	98,733
CNH Industrial NV
3.85%, 11/15/27 (a)	50,000	48,448
Deere & Co.
2.75%, 04/15/25 (a)	125,000	121,959
Dover Corp.
3.15%, 11/15/25 (a)	75,000	72,640
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	95,805
4.35%, 05/18/28 (a)	100,000	100,381
Emerson Electric Co.
3.15%, 06/01/25 (a)	100,000	97,838
0.88%, 10/15/26 (a)	150,000	136,172
2.00%, 12/21/28 (a)	150,000	134,583
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	144,170
Fortune Brands Innovations, Inc.
4.00%, 06/15/25 (a)	100,000	98,558
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	50,000	48,552
General Dynamics Corp.
3.25%, 04/01/25 (a)	100,000	98,074
3.50%, 05/15/25 (a)	100,000	98,317
1.15%, 06/01/26 (a)	75,000	69,448
2.13%, 08/15/26 (a)	75,000	70,817
3.50%, 04/01/27 (a)	125,000	121,820
2.63%, 11/15/27 (a)	50,000	46,920
3.75%, 05/15/28 (a)	175,000	172,015
HEICO Corp.
5.25%, 08/01/28 (a)	110,000	112,450
Hexcel Corp.
4.95%, 08/15/25 (a)	55,000	54,617
4.20%, 02/15/27 (a)	75,000	72,301
Honeywell International, Inc.
1.35%, 06/01/25 (a)	225,000	214,963
2.50%, 11/01/26 (a)	275,000	262,026
1.10%, 03/01/27 (a)	150,000	136,222
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	102,684
6.75%, 01/15/28	75,000	79,014
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	48,458
3.15%, 08/15/27 (a)	130,000	123,263
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	125,000	122,494
3.48%, 12/01/27 (a)	50,000	47,363
2.04%, 08/16/28 (a)	100,000	88,202
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	150,000	143,342
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	75,000	77,325
John Deere Capital Corp.
2.05%, 01/09/25	20,000	19,456
5.15%, 03/03/25	75,000	75,455
2.13%, 03/07/25	70,000	67,862
3.45%, 03/13/25	100,000	98,504
3.40%, 06/06/25	150,000	147,615
4.95%, 06/06/25	150,000	150,667
4.05%, 09/08/25	200,000	198,279
3.40%, 09/11/25	125,000	122,558
4.80%, 01/09/26	200,000	201,194
0.70%, 01/15/26	225,000	208,748
2.65%, 06/10/26	100,000	95,766
1.05%, 06/17/26	125,000	115,196
1.30%, 10/13/26	75,000	69,009
1.70%, 01/11/27	100,000	92,389
2.35%, 03/08/27	100,000	94,097
1.75%, 03/09/27	100,000	92,134
2.80%, 09/08/27	100,000	94,855
4.15%, 09/15/27	150,000	149,119
4.75%, 01/20/28	200,000	203,504
4.90%, 03/03/28	100,000	101,930
1.50%, 03/06/28	100,000	89,369
4.95%, 07/14/28	225,000	230,770
Johnson Controls International PLC
3.90%, 02/14/26 (a)	100,000	97,776
Kennametal, Inc.
4.63%, 06/15/28 (a)	50,000	48,845
See financial notes
136Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	100,000	98,296
3.85%, 12/15/26 (a)	50,000	49,049
5.40%, 01/15/27	100,000	102,168
4.40%, 06/15/28 (a)	350,000	345,932
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	75,000	70,907
Legrand France SA
8.50%, 02/15/25	70,000	72,820
Lennox International, Inc.
1.35%, 08/01/25 (a)	75,000	70,654
5.50%, 09/15/28 (a)	75,000	77,171
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	125,000	122,893
5.10%, 11/15/27 (a)	150,000	154,957
4.45%, 05/15/28 (a)	100,000	100,699
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	100,000	95,976
Masco Corp.
3.50%, 11/15/27 (a)	50,000	47,582
1.50%, 02/15/28 (a)	100,000	87,696
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	125,000	129,729
Nordson Corp.
5.60%, 09/15/28 (a)	50,000	52,033
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	250,000	244,408
3.20%, 02/01/27 (a)	150,000	144,448
3.25%, 01/15/28 (a)	250,000	239,279
nVent Finance SARL
4.55%, 04/15/28 (a)	100,000	97,337
Oshkosh Corp.
4.60%, 05/15/28 (a)	50,000	49,347
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	192,474
2.29%, 04/05/27 (a)	100,000	93,311
5.25%, 08/16/28 (a)	100,000	102,984
Owens Corning
3.40%, 08/15/26 (a)	75,000	72,366
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	96,057
4.25%, 09/15/27 (a)	195,000	193,355
Precision Castparts Corp.
3.25%, 06/15/25 (a)	150,000	146,967
Regal Rexnord Corp.
6.05%, 02/15/26 (c)	200,000	202,238
6.05%, 04/15/28 (a)(c)	180,000	182,497
Republic Services, Inc.
3.20%, 03/15/25 (a)	80,000	78,220
0.88%, 11/15/25 (a)	50,000	46,360
3.38%, 11/15/27 (a)	150,000	144,246
3.95%, 05/15/28 (a)	125,000	122,724
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	50,000	48,905
RTX Corp.
3.95%, 08/16/25 (a)	225,000	221,830
2.65%, 11/01/26 (a)	125,000	118,443
5.75%, 11/08/26 (a)	250,000	256,804
3.50%, 03/15/27 (a)	200,000	192,897
3.13%, 05/04/27 (a)	175,000	166,602
7.20%, 08/15/27	25,000	27,050
4.13%, 11/16/28 (a)	450,000	439,773
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	48,347
Sonoco Products Co.
1.80%, 02/01/25 (a)	60,000	57,755
2.25%, 02/01/27 (a)	50,000	46,080
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	145,180
6.27%, 03/06/26 (a)	75,000	75,396
6.00%, 03/06/28 (a)	100,000	105,297
4.25%, 11/15/28 (a)	50,000	49,036
4.00%, 03/15/60 (a)(b)	100,000	83,682
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	100,000	92,819
2.25%, 04/01/28 (a)	100,000	90,677
Textron, Inc.
3.88%, 03/01/25 (a)	75,000	73,816
4.00%, 03/15/26 (a)	75,000	73,549
3.65%, 03/15/27 (a)	75,000	72,083
3.38%, 03/01/28 (a)	50,000	47,310
Timken Co.
4.50%, 12/15/28 (a)	50,000	48,678
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	75,000	73,020
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	97,677
Veralto Corp.
5.50%, 09/18/26 (a)(c)	100,000	101,682
5.35%, 09/18/28 (a)(c)	125,000	128,171
Vontier Corp.
1.80%, 04/01/26 (a)	100,000	92,017
2.40%, 04/01/28 (a)	75,000	66,360
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	98,924
3.90%, 04/01/27 (a)	75,000	72,623
Waste Management, Inc.
3.13%, 03/01/25 (a)	75,000	73,436
0.75%, 11/15/25 (a)	75,000	69,734
3.15%, 11/15/27 (a)	100,000	95,876
1.15%, 03/15/28 (a)	100,000	88,087
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	75,000	72,624
3.45%, 11/15/26 (a)	125,000	119,623
4.70%, 09/15/28 (a)(f)	150,000	148,477
WW Grainger, Inc.
1.85%, 02/15/25 (a)	90,000	86,936
Xylem, Inc.
3.25%, 11/01/26 (a)	75,000	72,338
1.95%, 01/30/28 (a)	100,000	90,605
		21,087,348
Communications 5.6%
American Tower Corp.
2.95%, 01/15/25 (a)	100,000	97,590
2.40%, 03/15/25 (a)	115,000	111,296
4.00%, 06/01/25 (a)	150,000	147,612
1.30%, 09/15/25 (a)	100,000	93,810
4.40%, 02/15/26 (a)	100,000	98,847
1.60%, 04/15/26 (a)	125,000	115,672
1.45%, 09/15/26 (a)	100,000	91,231
3.38%, 10/15/26 (a)	150,000	143,928
2.75%, 01/15/27 (a)	150,000	140,717
3.13%, 01/15/27 (a)	75,000	71,014
3.55%, 07/15/27 (a)	100,000	96,068
3.60%, 01/15/28 (a)	175,000	166,983
See financial notes
Schwab Fixed-Income ETFs | Annual Report137

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 01/31/28 (a)	100,000	87,485
5.25%, 07/15/28 (a)	125,000	127,136
5.80%, 11/15/28 (a)	100,000	104,178
AT&T, Inc.
3.88%, 01/15/26 (a)	100,000	98,073
5.54%, 02/20/26 (a)	100,000	100,108
1.70%, 03/25/26 (a)	475,000	444,465
2.95%, 07/15/26 (a)	50,000	47,765
3.80%, 02/15/27 (a)	100,000	97,628
4.25%, 03/01/27 (a)	250,000	247,359
2.30%, 06/01/27 (a)	400,000	371,526
1.65%, 02/01/28 (a)	275,000	245,019
4.10%, 02/15/28 (a)	300,000	293,505
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	650,000	644,103
6.15%, 11/10/26 (a)	175,000	179,043
3.75%, 02/15/28 (a)	150,000	141,905
4.20%, 03/15/28 (a)	200,000	192,405
Comcast Corp.
3.38%, 08/15/25 (a)	250,000	244,461
3.95%, 10/15/25 (a)	450,000	444,348
3.15%, 03/01/26 (a)	350,000	339,892
2.35%, 01/15/27 (a)	200,000	188,031
3.30%, 02/01/27 (a)	225,000	217,292
3.30%, 04/01/27 (a)	140,000	134,891
5.35%, 11/15/27 (a)	125,000	129,254
3.15%, 02/15/28 (a)	225,000	214,603
3.55%, 05/01/28 (a)	150,000	144,988
4.15%, 10/15/28 (a)	700,000	690,850
Crown Castle, Inc.
1.35%, 07/15/25 (a)	100,000	94,512
4.45%, 02/15/26 (a)	175,000	172,467
3.70%, 06/15/26 (a)	50,000	48,337
1.05%, 07/15/26 (a)	160,000	144,571
4.00%, 03/01/27 (a)	100,000	96,891
2.90%, 03/15/27 (a)	125,000	117,133
3.65%, 09/01/27 (a)	150,000	142,825
5.00%, 01/11/28 (a)	250,000	249,365
3.80%, 02/15/28 (a)	150,000	142,779
Discovery Communications LLC
3.95%, 06/15/25 (a)	125,000	122,196
4.90%, 03/11/26 (a)	100,000	99,829
3.95%, 03/20/28 (a)	250,000	238,415
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	75,174
Fox Corp.
3.05%, 04/07/25 (a)	95,000	92,531
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	75,000	74,280
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	400,000	389,543
4.60%, 05/15/28 (a)	250,000	253,933
Netflix, Inc.
5.88%, 02/15/25	125,000	126,024
4.38%, 11/15/26	175,000	174,256
4.88%, 04/15/28	275,000	278,614
5.88%, 11/15/28	250,000	264,270
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	225,000	219,449
Paramount Global
3.38%, 02/15/28 (a)	150,000	137,253
3.70%, 06/01/28 (a)	50,000	46,271
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rogers Communications, Inc.
2.95%, 03/15/25 (a)	150,000	145,893
3.63%, 12/15/25 (a)	125,000	121,479
2.90%, 11/15/26 (a)	75,000	71,242
3.20%, 03/15/27 (a)	200,000	190,964
Sprint Capital Corp.
6.88%, 11/15/28	350,000	379,644
Sprint LLC
7.63%, 02/15/25 (a)	275,000	279,974
7.63%, 03/01/26 (a)	225,000	235,056
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	100,000	97,971
3.70%, 04/14/27 (a)	100,000	96,951
4.95%, 03/28/28 (a)	125,000	126,058
TCI Communications, Inc.
7.88%, 02/15/26	75,000	79,693
7.13%, 02/15/28	50,000	54,817
Telefonica Emisiones SA
4.10%, 03/08/27	250,000	245,233
TELUS Corp.
2.80%, 02/16/27 (a)	40,000	37,729
3.70%, 09/15/27 (a)	150,000	144,264
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	450,000	440,730
1.50%, 02/15/26 (a)	175,000	163,113
2.25%, 02/15/26 (a)	275,000	260,765
2.63%, 04/15/26 (a)	200,000	190,400
3.75%, 04/15/27 (a)	600,000	582,350
5.38%, 04/15/27 (a)	100,000	100,421
4.75%, 02/01/28 (a)	250,000	249,303
2.05%, 02/15/28 (a)	200,000	180,593
4.95%, 03/15/28 (a)	150,000	152,412
4.80%, 07/15/28 (a)	150,000	151,265
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	100,000	97,440
3.00%, 02/13/26	150,000	145,136
1.85%, 07/30/26	210,000	196,636
2.95%, 06/15/27	100,000	96,014
Verizon Communications, Inc.
3.38%, 02/15/25	200,000	196,361
0.85%, 11/20/25 (a)	150,000	139,475
1.45%, 03/20/26 (a)	350,000	326,095
2.63%, 08/15/26	285,000	271,728
4.13%, 03/16/27	500,000	493,015
3.00%, 03/22/27 (a)	125,000	118,943
2.10%, 03/22/28 (a)	450,000	407,061
4.33%, 09/21/28	650,000	643,477
Vodafone Group PLC
4.13%, 05/30/25	225,000	222,276
4.38%, 05/30/28	125,000	124,843
Walt Disney Co.
3.35%, 03/24/25	275,000	269,997
3.70%, 10/15/25 (a)	100,000	98,316
1.75%, 01/13/26	225,000	213,014
3.38%, 11/15/26 (a)	75,000	72,872
3.70%, 03/23/27	100,000	98,546
2.20%, 01/13/28	150,000	138,929
Warnermedia Holdings, Inc.
3.64%, 03/15/25	275,000	269,271
3.79%, 03/15/25 (a)	100,000	97,981
6.41%, 03/15/26 (a)	175,000	175,183
3.76%, 03/15/27 (a)	650,000	623,173
		21,660,101
See financial notes
138Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Cyclical 8.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	375,000	355,851
Amazon.com, Inc.
3.00%, 04/13/25	240,000	235,089
0.80%, 06/03/25 (a)	200,000	189,617
4.60%, 12/01/25	170,000	170,634
5.20%, 12/03/25 (a)	125,000	126,570
1.00%, 05/12/26 (a)	410,000	379,030
3.30%, 04/13/27 (a)	285,000	276,849
1.20%, 06/03/27 (a)	200,000	180,480
3.15%, 08/22/27 (a)	575,000	552,988
4.55%, 12/01/27 (a)	300,000	304,645
1.65%, 05/12/28 (a)	360,000	324,287
American Honda Finance Corp.
1.50%, 01/13/25	100,000	96,512
4.60%, 04/17/25	125,000	124,650
1.20%, 07/08/25	25,000	23,719
1.00%, 09/10/25	150,000	141,093
5.80%, 10/03/25	250,000	254,602
5.25%, 07/07/26	100,000	101,813
1.30%, 09/09/26	150,000	137,893
2.30%, 09/09/26	125,000	118,321
2.35%, 01/08/27	75,000	70,518
4.70%, 01/12/28	100,000	100,913
3.50%, 02/15/28	100,000	96,417
2.00%, 03/24/28	100,000	90,714
5.13%, 07/07/28	150,000	154,773
5.65%, 11/15/28	175,000	183,299
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (a)	125,000	120,922
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	46,985
1.95%, 08/01/28 (a)	75,000	64,611
AutoZone, Inc.
3.25%, 04/15/25 (a)	65,000	63,501
3.63%, 04/15/25 (a)	115,000	112,965
3.13%, 04/21/26 (a)	75,000	72,229
3.75%, 06/01/27 (a)	125,000	121,544
4.50%, 02/01/28 (a)	50,000	49,779
6.25%, 11/01/28 (a)	125,000	133,075
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	74,617
Block Financial LLC
5.25%, 10/01/25 (a)	50,000	49,744
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	50,000	49,260
3.60%, 06/01/26 (a)	200,000	196,204
3.55%, 03/15/28 (a)	75,000	72,479
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	185,658
CBRE Services, Inc.
4.88%, 03/01/26 (a)	125,000	124,969
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	100,000	96,381
1.38%, 06/20/27 (a)	250,000	227,104
Cummins, Inc.
0.75%, 09/01/25 (a)	100,000	93,787
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	96,898
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	98,420
3.88%, 04/15/27 (a)	100,000	97,013
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 05/01/28 (a)	100,000	97,981
5.20%, 07/05/28 (a)	100,000	101,471
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	150,000	147,375
4.20%, 05/15/28 (a)	200,000	195,870
DR Horton, Inc.
2.60%, 10/15/25 (a)	65,000	62,352
1.30%, 10/15/26 (a)	100,000	91,301
1.40%, 10/15/27 (a)	75,000	66,875
eBay, Inc.
1.90%, 03/11/25 (a)	125,000	120,230
1.40%, 05/10/26 (a)	125,000	115,811
3.60%, 06/05/27 (a)	125,000	121,063
5.95%, 11/22/27 (a)	75,000	78,381
Expedia Group, Inc.
5.00%, 02/15/26 (a)	125,000	125,112
4.63%, 08/01/27 (a)	250,000	249,457
Ford Motor Co.
4.35%, 12/08/26 (a)(g)	250,000	243,853
6.63%, 10/01/28	75,000	79,077
Ford Motor Credit Co. LLC
5.13%, 06/16/25 (a)	300,000	296,477
4.13%, 08/04/25	250,000	243,123
3.38%, 11/13/25 (a)	300,000	287,019
4.39%, 01/08/26	200,000	194,526
6.95%, 03/06/26 (a)	250,000	256,240
6.95%, 06/10/26 (a)	200,000	205,328
2.70%, 08/10/26 (a)	300,000	278,061
4.27%, 01/09/27 (a)	200,000	192,088
4.95%, 05/28/27 (a)	200,000	195,373
4.13%, 08/17/27 (a)	200,000	189,722
7.35%, 11/04/27 (a)	200,000	210,926
2.90%, 02/16/28 (a)	200,000	179,625
6.80%, 05/12/28 (a)	250,000	261,284
6.80%, 11/07/28 (a)	200,000	209,471
General Motors Co.
4.00%, 04/01/25	105,000	103,240
6.13%, 10/01/25 (a)	325,000	329,294
4.20%, 10/01/27 (a)	100,000	97,811
6.80%, 10/01/27 (a)	150,000	159,150
General Motors Financial Co., Inc.
4.00%, 01/15/25 (a)	150,000	147,575
2.90%, 02/26/25 (a)	225,000	218,477
3.80%, 04/07/25	200,000	196,003
4.35%, 04/09/25 (a)	150,000	147,908
2.75%, 06/20/25 (a)	200,000	192,555
4.30%, 07/13/25 (a)	125,000	123,025
6.05%, 10/10/25	100,000	101,306
1.25%, 01/08/26 (a)	225,000	208,267
5.25%, 03/01/26 (a)	225,000	225,261
5.40%, 04/06/26	150,000	151,078
1.50%, 06/10/26 (a)	250,000	229,376
4.00%, 10/06/26 (a)	125,000	121,681
4.35%, 01/17/27 (a)	200,000	196,184
2.35%, 02/26/27 (a)	150,000	138,258
5.00%, 04/09/27 (a)	200,000	199,799
2.70%, 08/20/27 (a)	175,000	161,542
3.85%, 01/05/28 (a)	50,000	47,831
6.00%, 01/09/28 (a)	150,000	155,228
2.40%, 04/10/28 (a)	225,000	202,211
5.80%, 06/23/28 (a)	200,000	205,708
2.40%, 10/15/28 (a)	150,000	133,328
Genuine Parts Co.
1.75%, 02/01/25 (a)	50,000	48,084
6.50%, 11/01/28 (a)	75,000	79,724
See financial notes
Schwab Fixed-Income ETFs | Annual Report139

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	140,000	139,702
5.38%, 04/15/26 (a)	150,000	149,334
5.75%, 06/01/28 (a)	75,000	75,688
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	97,133
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	125,000	123,138
Home Depot, Inc.
3.35%, 09/15/25 (a)	225,000	220,750
3.00%, 04/01/26 (a)	250,000	242,454
2.13%, 09/15/26 (a)	200,000	188,436
2.50%, 04/15/27 (a)	100,000	94,406
2.88%, 04/15/27 (a)	125,000	119,590
2.80%, 09/14/27 (a)	225,000	214,157
0.90%, 03/15/28 (a)	50,000	43,794
1.50%, 09/15/28 (a)	160,000	141,998
3.90%, 12/06/28 (a)	150,000	147,882
Honda Motor Co. Ltd.
2.27%, 03/10/25 (a)	100,000	96,974
2.53%, 03/10/27 (a)	150,000	141,629
Hyatt Hotels Corp.
5.38%, 04/23/25 (a)	100,000	100,165
4.85%, 03/15/26 (a)	50,000	49,629
5.75%, 01/30/27 (a)	50,000	51,168
4.38%, 09/15/28 (a)	75,000	72,962
JD.com, Inc.
3.88%, 04/29/26	200,000	194,944
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	50,000	52,947
Lear Corp.
3.80%, 09/15/27 (a)	100,000	96,541
Lennar Corp.
4.75%, 05/30/25 (a)	75,000	74,626
5.25%, 06/01/26 (a)	50,000	50,247
5.00%, 06/15/27 (a)	50,000	50,288
4.75%, 11/29/27 (a)	150,000	150,167
LKQ Corp.
5.75%, 06/15/28 (a)	100,000	102,743
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	75,000	74,036
4.40%, 09/08/25	200,000	198,757
3.38%, 09/15/25 (a)	150,000	146,421
2.50%, 04/15/26 (a)	225,000	214,421
3.35%, 04/01/27 (a)	125,000	120,530
3.10%, 05/03/27 (a)	250,000	239,800
1.30%, 04/15/28 (a)	150,000	131,895
1.70%, 09/15/28 (a)	150,000	132,738
Magna International, Inc.
4.15%, 10/01/25 (a)	175,000	172,436
5.98%, 03/21/26 (a)	50,000	50,138
Marriott International, Inc.
3.75%, 03/15/25 (a)	50,000	49,162
5.75%, 05/01/25 (a)	125,000	125,818
3.75%, 10/01/25 (a)	100,000	97,701
3.13%, 06/15/26 (a)	100,000	96,095
5.00%, 10/15/27 (a)	175,000	177,318
4.00%, 04/15/28 (a)	75,000	72,709
5.55%, 10/15/28 (a)	100,000	103,170
4.65%, 12/01/28 (a)	50,000	49,824
McDonald's Corp.
3.38%, 05/26/25 (a)	50,000	49,041
3.30%, 07/01/25 (a)	150,000	146,689
1.45%, 09/01/25 (a)	50,000	47,362
3.70%, 01/30/26 (a)	275,000	270,518
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 03/01/27 (a)	135,000	131,514
3.50%, 07/01/27 (a)	150,000	145,862
3.80%, 04/01/28 (a)	175,000	170,820
4.80%, 08/14/28 (a)	100,000	101,893
Meritage Homes Corp.
5.13%, 06/06/27 (a)	50,000	49,569
NIKE, Inc.
2.40%, 03/27/25 (a)	80,000	77,791
2.38%, 11/01/26 (a)	225,000	213,732
2.75%, 03/27/27 (a)	150,000	143,082
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	100,000	97,238
3.60%, 09/01/27 (a)	100,000	96,469
4.35%, 06/01/28 (a)	150,000	149,208
PACCAR Financial Corp.
1.80%, 02/06/25	10,000	9,681
3.55%, 08/11/25	150,000	147,717
4.95%, 10/03/25	50,000	50,285
4.45%, 03/30/26	75,000	74,999
1.10%, 05/11/26	50,000	46,262
2.00%, 02/04/27	100,000	93,168
4.60%, 01/10/28	50,000	50,541
4.95%, 08/10/28	50,000	51,646
PulteGroup, Inc.
5.50%, 03/01/26 (a)	125,000	126,677
5.00%, 01/15/27 (a)	25,000	25,190
PVH Corp.
4.63%, 07/10/25 (a)(c)	100,000	98,438
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	98,013
Ross Stores, Inc.
4.60%, 04/15/25 (a)	120,000	119,124
0.88%, 04/15/26 (a)	75,000	68,840
Sands China Ltd.
5.38%, 08/08/25 (a)(d)	200,000	197,333
4.30%, 01/08/26 (a)(d)	200,000	192,683
5.65%, 08/08/28 (a)(d)	310,000	306,459
Starbucks Corp.
3.80%, 08/15/25 (a)	250,000	245,592
4.75%, 02/15/26	150,000	150,682
2.00%, 03/12/27 (a)	75,000	69,554
3.50%, 03/01/28 (a)	100,000	96,262
4.00%, 11/15/28 (a)	100,000	98,512
Tapestry, Inc.
4.25%, 04/01/25 (a)	25,000	24,647
7.00%, 11/27/26	100,000	103,829
4.13%, 07/15/27 (a)	100,000	95,429
7.35%, 11/27/28 (a)	150,000	157,491
Target Corp.
2.25%, 04/15/25 (a)	275,000	266,778
2.50%, 04/15/26	150,000	144,495
1.95%, 01/15/27 (a)	100,000	93,368
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	166,034
1.15%, 05/15/28 (a)	75,000	65,727
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	50,000	49,704
4.88%, 03/15/27 (a)	75,000	74,786
4.35%, 02/15/28 (a)	75,000	73,381
Toyota Motor Corp.
1.34%, 03/25/26 (a)	210,000	195,857
Toyota Motor Credit Corp.
1.45%, 01/13/25	100,000	96,528
1.80%, 02/13/25	285,000	275,724
See financial notes
140Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 04/01/25	310,000	303,219
3.40%, 04/14/25	100,000	98,210
3.95%, 06/30/25	200,000	197,789
3.65%, 08/18/25	200,000	196,973
0.80%, 10/16/25	225,000	210,488
5.40%, 11/10/25	100,000	101,609
0.80%, 01/09/26	150,000	139,261
4.45%, 05/18/26	250,000	249,728
1.13%, 06/18/26	250,000	230,944
3.20%, 01/11/27	50,000	48,239
1.90%, 01/13/27	150,000	139,304
3.05%, 03/22/27	250,000	239,743
1.15%, 08/13/27	150,000	134,084
4.55%, 09/20/27	210,000	211,821
5.45%, 11/10/27	100,000	103,756
3.05%, 01/11/28	200,000	190,880
4.63%, 01/12/28	150,000	152,097
1.90%, 04/06/28	100,000	90,904
5.25%, 09/11/28	125,000	129,645
VF Corp.
2.40%, 04/23/25 (a)	125,000	119,471
2.80%, 04/23/27 (a)	75,000	68,995
VICI Properties LP
4.38%, 05/15/25	100,000	98,378
4.75%, 02/15/28 (a)	200,000	196,665
Walmart, Inc.
3.55%, 06/26/25 (a)	225,000	222,014
3.90%, 09/09/25	285,000	282,510
3.05%, 07/08/26 (a)	125,000	121,352
1.05%, 09/17/26 (a)	225,000	207,059
3.95%, 09/09/27 (a)	160,000	159,153
3.90%, 04/15/28 (a)	100,000	99,118
3.70%, 06/26/28 (a)	225,000	222,432
1.50%, 09/22/28 (a)	225,000	201,179
		33,350,503
Consumer Non-Cyclical 11.6%
Abbott Laboratories
2.95%, 03/15/25 (a)	200,000	196,005
3.88%, 09/15/25 (a)	75,000	74,316
3.75%, 11/30/26 (a)	275,000	271,373
1.15%, 01/30/28 (a)	75,000	66,897
AbbVie, Inc.
3.80%, 03/15/25 (a)	400,000	394,977
3.60%, 05/14/25 (a)	575,000	564,912
3.20%, 05/14/26 (a)	350,000	339,622
2.95%, 11/21/26 (a)	600,000	575,798
4.25%, 11/14/28 (a)	250,000	248,935
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	75,000	71,725
Altria Group, Inc.
2.35%, 05/06/25 (a)	130,000	125,421
4.40%, 02/14/26 (a)	125,000	123,880
2.63%, 09/16/26 (a)	75,000	70,957
Amgen, Inc.
1.90%, 02/21/25 (a)	70,000	67,636
5.25%, 03/02/25	250,000	250,684
3.13%, 05/01/25 (a)	175,000	170,655
5.51%, 03/02/26 (a)	200,000	200,134
2.60%, 08/19/26 (a)	225,000	213,904
2.20%, 02/21/27 (a)	275,000	255,804
3.20%, 11/02/27 (a)	125,000	119,470
5.15%, 03/02/28 (a)	575,000	588,142
1.65%, 08/15/28 (a)	200,000	176,972
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	350,000	343,676
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	350,000	346,330
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	166,743
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	200,000	185,186
4.88%, 03/03/28 (a)	150,000	152,928
1.75%, 05/28/28 (a)	150,000	134,387
AstraZeneca PLC
3.38%, 11/16/25	325,000	318,048
0.70%, 04/08/26 (a)	200,000	184,212
3.13%, 06/12/27 (a)	125,000	120,199
BAT Capital Corp.
3.22%, 09/06/26 (a)	150,000	143,648
4.70%, 04/02/27 (a)	150,000	148,567
3.56%, 08/15/27 (a)	370,000	353,573
2.26%, 03/25/28 (a)	200,000	179,025
BAT International Finance PLC
1.67%, 03/25/26 (a)	225,000	209,064
4.45%, 03/16/28 (a)	200,000	197,127
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	147,628
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	70,764
1.92%, 02/01/27 (a)	250,000	229,195
2.27%, 12/01/28 (a)	150,000	134,476
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	275,000	266,696
4.69%, 02/13/28 (a)	125,000	125,672
Biogen, Inc.
4.05%, 09/15/25 (a)	275,000	270,631
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	95,127
Boston Scientific Corp.
1.90%, 06/01/25 (a)	100,000	95,808
4.00%, 03/01/28 (a)	50,000	48,884
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	225,000	210,065
3.20%, 06/15/26 (a)	275,000	267,023
1.13%, 11/13/27 (a)	150,000	133,483
3.45%, 11/15/27 (a)	150,000	145,752
3.90%, 02/20/28 (a)	200,000	196,619
Brown-Forman Corp.
3.50%, 04/15/25 (a)	50,000	49,093
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	94,532
3.25%, 08/15/26 (a)	175,000	168,065
3.75%, 09/25/27 (a)	50,000	48,235
Campbell Soup Co.
3.95%, 03/15/25 (a)	125,000	123,108
3.30%, 03/19/25 (a)	50,000	48,815
4.15%, 03/15/28 (a)	150,000	147,166
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	125,000	122,219
3.41%, 06/15/27 (a)	150,000	144,057
Cencora, Inc.
3.25%, 03/01/25 (a)	95,000	93,038
3.45%, 12/15/27 (a)	100,000	96,392
Cigna Group
3.25%, 04/15/25 (a)	75,000	73,212
4.13%, 11/15/25 (a)	350,000	345,929
4.50%, 02/25/26 (a)	200,000	198,698
See financial notes
Schwab Fixed-Income ETFs | Annual Report141

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 03/15/26 (a)	100,000	92,710
5.69%, 03/15/26 (a)	100,000	100,089
3.40%, 03/01/27 (a)	225,000	216,942
3.05%, 10/15/27 (a)	100,000	95,075
4.38%, 10/15/28 (a)	575,000	570,573
Clorox Co.
3.10%, 10/01/27 (a)	50,000	47,313
3.90%, 05/15/28 (a)	100,000	97,023
Coca-Cola Co.
3.38%, 03/25/27	150,000	146,637
2.90%, 05/25/27	75,000	71,831
1.45%, 06/01/27	225,000	205,740
1.50%, 03/05/28	125,000	112,788
1.00%, 03/15/28	150,000	132,369
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	144,948
4.60%, 03/01/28 (a)	40,000	41,022
CommonSpirit Health
1.55%, 10/01/25 (a)	100,000	93,696
6.07%, 11/01/27 (a)	50,000	51,649
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	175,000	173,530
5.30%, 10/01/26	50,000	50,656
1.38%, 11/01/27 (a)	150,000	131,917
7.00%, 10/01/28	75,000	80,916
4.85%, 11/01/28 (a)	200,000	200,035
Conopco, Inc.
7.25%, 12/15/26	100,000	107,344
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	75,000	74,176
4.75%, 12/01/25	75,000	74,700
3.70%, 12/06/26 (a)	100,000	97,593
3.50%, 05/09/27 (a)	75,000	72,303
4.35%, 05/09/27 (a)	100,000	99,293
3.60%, 02/15/28 (a)	125,000	120,168
4.65%, 11/15/28 (a)	75,000	75,203
CVS Health Corp.
4.10%, 03/25/25 (a)	150,000	148,591
3.88%, 07/20/25 (a)	400,000	393,035
5.00%, 02/20/26 (a)	250,000	251,190
2.88%, 06/01/26 (a)	250,000	238,975
3.00%, 08/15/26 (a)	50,000	47,840
3.63%, 04/01/27 (a)	125,000	121,244
6.25%, 06/01/27	75,000	78,826
1.30%, 08/21/27 (a)	375,000	333,594
4.30%, 03/25/28 (a)	750,000	737,767
Danaher Corp.
3.35%, 09/15/25 (a)	60,000	58,706
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	189,112
5.20%, 10/24/25	200,000	201,877
5.30%, 10/24/27 (a)	250,000	258,348
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	98,596
Eli Lilly & Co.
5.00%, 02/27/26 (a)	125,000	125,084
5.50%, 03/15/27	100,000	103,954
3.10%, 05/15/27 (a)	75,000	72,395
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	95,893
4.38%, 05/15/28 (a)	125,000	124,977
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	71,938
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	200,000	201,839
5.65%, 11/15/27 (a)	300,000	310,977
General Mills, Inc.
4.00%, 04/17/25 (a)	100,000	98,809
5.24%, 11/18/25 (a)	100,000	100,018
3.20%, 02/10/27 (a)	125,000	119,783
4.20%, 04/17/28 (a)	200,000	197,436
5.50%, 10/17/28 (a)	75,000	77,788
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	275,000	270,752
3.65%, 03/01/26 (a)	425,000	416,504
2.95%, 03/01/27 (a)	175,000	166,957
1.20%, 10/01/27 (a)	125,000	111,380
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	150,000	147,559
3.88%, 05/15/28	275,000	271,591
Haleon U.K. Capital PLC
3.13%, 03/24/25	250,000	244,165
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	275,000	264,834
Hasbro, Inc.
3.55%, 11/19/26 (a)	100,000	94,946
3.50%, 09/15/27 (a)	100,000	94,354
HCA, Inc.
5.38%, 02/01/25	400,000	399,997
5.25%, 04/15/25	225,000	225,114
5.88%, 02/15/26 (a)	200,000	201,988
5.25%, 06/15/26 (a)	275,000	276,438
5.38%, 09/01/26 (a)	175,000	176,025
4.50%, 02/15/27 (a)	200,000	197,981
3.13%, 03/15/27 (a)	150,000	142,397
5.20%, 06/01/28 (a)	150,000	151,615
5.63%, 09/01/28 (a)	250,000	256,187
Hershey Co.
2.30%, 08/15/26 (a)	125,000	118,759
4.25%, 05/04/28 (a)	50,000	50,135
Hormel Foods Corp.
1.70%, 06/03/28 (a)	125,000	112,591
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	102,835
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	95,757
IQVIA, Inc.
5.70%, 05/15/28 (a)(c)	200,000	204,211
J M Smucker Co.
3.50%, 03/15/25	150,000	147,199
3.38%, 12/15/27 (a)	100,000	95,228
5.90%, 11/15/28 (a)	100,000	105,341
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	150,000	138,203
5.13%, 02/01/28 (a)	150,000	149,442
Johnson & Johnson
0.55%, 09/01/25 (a)	175,000	164,103
2.45%, 03/01/26 (a)	350,000	336,678
2.95%, 03/03/27 (a)	225,000	217,406
0.95%, 09/01/27 (a)	275,000	245,669
2.90%, 01/15/28 (a)	150,000	143,624
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	95,881
Kellanova
3.25%, 04/01/26	100,000	96,980
3.40%, 11/15/27 (a)	100,000	96,108
4.30%, 05/15/28 (a)	100,000	99,087
See financial notes
142Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kenvue, Inc.
5.50%, 03/22/25	150,000	151,291
5.35%, 03/22/26 (a)	100,000	101,765
5.05%, 03/22/28 (a)	150,000	153,798
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	100,000	99,032
3.40%, 11/15/25 (a)	100,000	97,263
2.55%, 09/15/26 (a)	50,000	47,267
4.60%, 05/25/28 (a)	175,000	175,476
Kimberly-Clark Corp.
3.05%, 08/15/25	50,000	48,769
2.75%, 02/15/26	75,000	72,524
1.05%, 09/15/27 (a)	100,000	89,319
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	300,000	288,436
3.88%, 05/15/27 (a)	200,000	196,278
Kroger Co.
3.50%, 02/01/26 (a)	75,000	73,103
2.65%, 10/15/26 (a)	125,000	118,271
3.70%, 08/01/27 (a)	100,000	96,966
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (a)	150,000	147,466
1.55%, 06/01/26 (a)	75,000	69,325
3.60%, 09/01/27 (a)	100,000	96,610
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	75,000	69,114
3.40%, 08/15/27 (a)	125,000	119,492
McKesson Corp.
0.90%, 12/03/25 (a)	75,000	69,639
1.30%, 08/15/26 (a)	100,000	92,032
4.90%, 07/15/28 (a)	100,000	101,821
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	125,000	123,379
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	150,000	149,548
Merck & Co., Inc.
2.75%, 02/10/25 (a)	395,000	386,336
0.75%, 02/24/26 (a)	150,000	139,130
1.70%, 06/10/27 (a)	300,000	275,368
4.05%, 05/17/28 (a)	100,000	99,770
1.90%, 12/10/28 (a)	50,000	45,029
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	300,000	287,467
Mondelez International, Inc.
1.50%, 05/04/25 (a)	125,000	119,260
2.63%, 03/17/27 (a)	100,000	94,379
4.13%, 05/07/28 (a)	100,000	99,106
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	97,263
Novartis Capital Corp.
1.75%, 02/14/25 (a)	135,000	130,721
3.00%, 11/20/25 (a)	325,000	316,317
2.00%, 02/14/27 (a)	250,000	234,324
3.10%, 05/17/27 (a)	75,000	72,231
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	75,000	69,552
PepsiCo, Inc.
2.25%, 03/19/25 (a)	200,000	194,425
2.75%, 04/30/25 (a)	220,000	214,490
3.50%, 07/17/25 (a)	125,000	123,033
4.55%, 02/13/26 (a)	150,000	150,739
2.85%, 02/24/26 (a)	150,000	145,123
2.38%, 10/06/26 (a)	125,000	118,872
2.63%, 03/19/27 (a)	100,000	94,961
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 10/15/27 (a)	300,000	288,505
3.60%, 02/18/28 (a)	100,000	98,033
4.45%, 05/15/28 (a)	150,000	152,908
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	400,000	399,159
4.45%, 05/19/26 (a)	450,000	448,874
4.45%, 05/19/28 (a)	600,000	600,305
Pfizer, Inc.
0.80%, 05/28/25 (a)	100,000	94,676
2.75%, 06/03/26	200,000	191,926
3.00%, 12/15/26	250,000	241,085
3.60%, 09/15/28 (a)	200,000	194,936
Pharmacia LLC
6.60%, 12/01/28 (d)	100,000	109,270
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	175,000	167,382
3.38%, 08/11/25 (a)	150,000	146,512
4.88%, 02/13/26	200,000	200,669
2.75%, 02/25/26 (a)	150,000	143,839
0.88%, 05/01/26 (a)	150,000	137,462
3.13%, 08/17/27 (a)	100,000	95,276
5.13%, 11/17/27 (a)	250,000	254,653
4.88%, 02/15/28 (a)	250,000	253,085
5.25%, 09/07/28 (a)	100,000	103,010
Procter & Gamble Co.
0.55%, 10/29/25	175,000	163,623
2.70%, 02/02/26	100,000	96,709
1.00%, 04/23/26	150,000	139,343
2.45%, 11/03/26	175,000	167,309
1.90%, 02/01/27	175,000	163,361
2.80%, 03/25/27	125,000	119,815
2.85%, 08/11/27	150,000	143,768
Providence St Joseph Health Obligated Group
2.75%, 10/01/26 (a)	100,000	94,166
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	50,000	48,965
3.45%, 06/01/26 (a)	100,000	97,333
Reynolds American, Inc.
4.45%, 06/12/25 (a)	275,000	271,997
Royalty Pharma PLC
1.20%, 09/02/25 (a)	175,000	163,415
1.75%, 09/02/27 (a)	150,000	134,720
Sanofi SA
3.63%, 06/19/28 (a)	150,000	147,171
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	450,000	433,146
SSM Health Care Corp.
3.82%, 06/01/27 (a)	125,000	121,448
Stryker Corp.
1.15%, 06/15/25 (a)	100,000	94,638
3.38%, 11/01/25 (a)	125,000	121,746
3.50%, 03/15/26 (a)	150,000	146,406
3.65%, 03/07/28 (a)	100,000	96,906
4.85%, 12/08/28 (a)	75,000	75,899
Sutter Health
1.32%, 08/15/25 (a)	125,000	117,017
Sysco Corp.
3.75%, 10/01/25 (a)	125,000	122,266
3.30%, 07/15/26 (a)	150,000	145,018
3.25%, 07/15/27 (a)	100,000	95,735
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	253,891
See financial notes
Schwab Fixed-Income ETFs | Annual Report143

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (a)	150,000	152,463
4.80%, 11/21/27 (a)	125,000	127,526
1.75%, 10/15/28 (a)	100,000	89,256
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	125,000	122,672
3.55%, 06/02/27 (a)	200,000	191,071
Unilever Capital Corp.
3.38%, 03/22/25 (a)	50,000	49,192
2.00%, 07/28/26	150,000	141,466
2.90%, 05/05/27 (a)	175,000	167,178
3.50%, 03/22/28 (a)	150,000	145,580
4.88%, 09/08/28 (a)	150,000	154,360
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	125,000	113,862
UPMC
3.60%, 04/03/25	135,000	132,065
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	350,000	339,026
Viatris, Inc.
1.65%, 06/22/25 (a)	125,000	118,409
2.30%, 06/22/27 (a)	100,000	90,882
Whirlpool Corp.
3.70%, 05/01/25	75,000	73,383
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25 (a)	175,000	171,447
5.35%, 12/01/28 (a)	100,000	103,050
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	99,592
5.40%, 11/14/25 (a)	125,000	126,088
3.00%, 09/12/27 (a)	150,000	142,530
		45,208,520
Energy 5.5%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	93,562
3.34%, 12/15/27 (a)	200,000	191,527
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	100,000	101,487
4.45%, 07/15/27 (a)	75,000	73,632
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	150,000	148,028
3.41%, 02/11/26 (a)	100,000	97,724
3.12%, 05/04/26 (a)	200,000	193,647
3.02%, 01/16/27 (a)	100,000	95,873
3.54%, 04/06/27 (a)	75,000	73,066
3.59%, 04/14/27 (a)	125,000	121,376
3.94%, 09/21/28 (a)	100,000	98,052
4.23%, 11/06/28 (a)	300,000	298,521
BP Capital Markets PLC
3.28%, 09/19/27 (a)	250,000	240,711
3.72%, 11/28/28 (a)	150,000	145,662
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	50,000	49,202
2.05%, 07/15/25 (a)	150,000	143,050
3.85%, 06/01/27 (a)	200,000	194,297
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	50,000	48,962
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	225,000	225,618
5.13%, 06/30/27 (a)	200,000	201,011
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	225,000	219,682
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chevron Corp.
1.55%, 05/11/25 (a)	350,000	335,713
3.33%, 11/17/25 (a)	100,000	98,106
2.95%, 05/16/26 (a)	300,000	290,331
2.00%, 05/11/27 (a)	175,000	162,608
Chevron USA, Inc.
0.69%, 08/12/25 (a)	175,000	164,636
1.02%, 08/12/27 (a)	150,000	133,706
3.85%, 01/15/28 (a)	100,000	98,753
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	175,000	172,979
ConocoPhillips Co.
2.40%, 03/07/25 (a)	50,000	48,598
Continental Resources, Inc.
4.38%, 01/15/28 (a)	150,000	145,346
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	120,963
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	100,000	100,160
5.63%, 07/15/27 (a)	100,000	102,569
Devon Energy Corp.
5.85%, 12/15/25 (a)	75,000	75,933
5.25%, 10/15/27 (a)	75,000	75,651
5.88%, 06/15/28 (a)(c)	50,000	50,503
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	150,000	145,542
Enbridge, Inc.
2.50%, 01/15/25 (a)	50,000	48,528
5.97%, 03/08/26 (a)	100,000	100,109
1.60%, 10/04/26 (a)	100,000	91,635
4.25%, 12/01/26 (a)	150,000	148,265
3.70%, 07/15/27 (a)	100,000	96,698
6.00%, 11/15/28 (a)	150,000	157,707
Energy Transfer LP
4.05%, 03/15/25 (a)	175,000	172,320
5.75%, 04/01/25 (a)	100,000	100,045
2.90%, 05/15/25 (a)	150,000	145,554
5.95%, 12/01/25 (a)	50,000	50,606
4.75%, 01/15/26 (a)	150,000	149,076
3.90%, 07/15/26 (a)	100,000	97,262
6.05%, 12/01/26 (a)	100,000	102,826
4.40%, 03/15/27 (a)	150,000	146,869
4.20%, 04/15/27 (a)	100,000	97,287
5.50%, 06/01/27 (a)	150,000	152,087
4.00%, 10/01/27 (a)	100,000	96,527
5.55%, 02/15/28 (a)	150,000	153,460
4.95%, 05/15/28 (a)	150,000	149,562
4.95%, 06/15/28 (a)	100,000	99,832
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	185,000	182,630
3.70%, 02/15/26 (a)	200,000	197,268
3.95%, 02/15/27 (a)	100,000	98,525
4.15%, 10/16/28 (a)	150,000	148,388
5.25%, 08/16/77 (a)(b)	250,000	240,371
5.38%, 02/15/78 (a)(b)	25,000	22,456
EOG Resources, Inc.
3.15%, 04/01/25 (a)	75,000	73,578
4.15%, 01/15/26 (a)	125,000	123,927
EQT Corp.
6.63%, 02/01/25 (a)(f)	100,000	100,415
3.90%, 10/01/27 (a)	175,000	167,694
5.70%, 04/01/28 (a)	100,000	101,812
Exxon Mobil Corp.
2.71%, 03/06/25 (a)	250,000	244,341
2.99%, 03/19/25 (a)	430,000	421,388
See financial notes
144Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.04%, 03/01/26 (a)	375,000	364,387
2.28%, 08/16/26 (a)	150,000	142,816
3.29%, 03/19/27 (a)	150,000	145,703
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	98,126
Hess Corp.
4.30%, 04/01/27 (a)	150,000	148,576
HF Sinclair Corp.
5.88%, 04/01/26 (a)	150,000	151,695
6.38%, 04/15/27 (a)(c)	50,000	50,479
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	225,000	222,411
1.75%, 11/15/26 (a)	75,000	69,065
4.30%, 03/01/28 (a)	150,000	148,247
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	100,000	99,849
Marathon Oil Corp.
4.40%, 07/15/27 (a)	150,000	146,548
Marathon Petroleum Corp.
4.70%, 05/01/25 (a)	250,000	248,395
5.13%, 12/15/26 (a)	135,000	136,665
MPLX LP
4.00%, 02/15/25 (a)	70,000	68,992
4.88%, 06/01/25 (a)	175,000	173,986
1.75%, 03/01/26 (a)	250,000	234,057
4.13%, 03/01/27 (a)	175,000	171,514
4.25%, 12/01/27 (a)	100,000	97,814
4.00%, 03/15/28 (a)	200,000	193,259
National Fuel Gas Co.
5.20%, 07/15/25 (a)	75,000	74,701
5.50%, 01/15/26 (a)	200,000	200,323
4.75%, 09/01/28 (a)	75,000	73,003
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	125,000	123,717
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	100,000	100,735
5.50%, 12/01/25 (a)	75,000	75,189
5.55%, 03/15/26 (a)	150,000	151,277
8.50%, 07/15/27 (a)	100,000	109,171
6.38%, 09/01/28 (a)	50,000	52,746
ONEOK Partners LP
4.90%, 03/15/25 (a)	75,000	74,657
ONEOK, Inc.
2.20%, 09/15/25 (a)	125,000	119,025
5.85%, 01/15/26 (a)	70,000	71,134
4.00%, 07/13/27 (a)	100,000	97,204
4.55%, 07/15/28 (a)	175,000	172,862
5.65%, 11/01/28 (a)	100,000	103,407
Ovintiv, Inc.
5.65%, 05/15/25	50,000	50,223
5.38%, 01/01/26 (a)	125,000	125,153
5.65%, 05/15/28 (a)	100,000	102,150
Phillips 66
3.85%, 04/09/25 (a)	100,000	98,447
1.30%, 02/15/26 (a)	50,000	46,445
3.90%, 03/15/28 (a)	100,000	97,434
Phillips 66 Co.
3.61%, 02/15/25 (a)	70,000	68,809
3.55%, 10/01/26 (a)	25,000	24,252
4.95%, 12/01/27 (a)	100,000	101,037
3.75%, 03/01/28 (a)	150,000	144,533
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	139,450
5.10%, 03/29/26	150,000	151,119
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	175,000	173,176
4.50%, 12/15/26 (a)	100,000	98,883
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	250,000	250,514
5.88%, 06/30/26 (a)	250,000	254,539
5.00%, 03/15/27 (a)	250,000	251,251
4.20%, 03/15/28 (a)	200,000	196,085
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	75,000	71,084
Schlumberger Investment SA
4.50%, 05/15/28 (a)	100,000	101,172
Shell International Finance BV
3.25%, 05/11/25	350,000	343,525
2.88%, 05/10/26	275,000	265,002
2.50%, 09/12/26	225,000	214,328
3.88%, 11/13/28 (a)	225,000	221,781
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	125,000	122,323
3.38%, 10/15/26 (a)	100,000	96,359
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	125,766
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	125,000	127,041
5.00%, 01/15/28 (a)	100,000	98,917
TC PipeLines LP
4.38%, 03/13/25 (a)	75,000	74,114
3.90%, 05/25/27 (a)	75,000	72,078
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	75,000	79,221
7.00%, 10/15/28	100,000	108,489
TotalEnergies Capital International SA
2.43%, 01/10/25 (a)	150,000	146,391
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	147,402
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	125,000	124,750
6.20%, 03/09/26 (a)	150,000	149,989
4.25%, 05/15/28 (a)	225,000	219,372
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	262,227
4.00%, 03/15/28 (a)	100,000	97,066
Valero Energy Corp.
2.15%, 09/15/27 (a)	75,000	68,596
4.35%, 06/01/28 (a)	100,000	98,701
Valero Energy Partners LP
4.50%, 03/15/28 (a)	75,000	73,800
Western Midstream Operating LP
3.10%, 02/01/25 (a)(d)	100,000	97,458
4.65%, 07/01/26 (a)	75,000	73,779
4.50%, 03/01/28 (a)	50,000	48,461
4.75%, 08/15/28 (a)	75,000	73,405
Williams Cos., Inc.
3.90%, 01/15/25 (a)	125,000	123,103
4.00%, 09/15/25 (a)	150,000	147,356
3.75%, 06/15/27 (a)	200,000	192,935
5.30%, 08/15/28 (a)	125,000	128,098
		21,335,159
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	200,000	195,809
See financial notes
Schwab Fixed-Income ETFs | Annual Report145

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	50,000	52,294
Leland Stanford Junior University
1.29%, 06/01/27 (a)	75,000	67,921
Yale University
0.87%, 04/15/25 (a)	75,000	71,367
		387,391
Technology 8.8%
Adobe, Inc.
1.90%, 02/01/25 (a)	95,000	92,150
3.25%, 02/01/25 (a)	225,000	221,222
2.15%, 02/01/27 (a)	50,000	46,944
Alphabet, Inc.
2.00%, 08/15/26 (a)	325,000	307,005
0.80%, 08/15/27 (a)	175,000	156,502
Analog Devices, Inc.
2.95%, 04/01/25 (a)	75,000	73,447
3.50%, 12/05/26 (a)	175,000	171,172
1.70%, 10/01/28 (a)	100,000	88,966
Apple, Inc.
2.75%, 01/13/25 (a)	210,000	205,903
2.50%, 02/09/25	150,000	146,377
1.13%, 05/11/25 (a)	400,000	381,486
3.20%, 05/13/25	300,000	294,180
0.55%, 08/20/25 (a)	200,000	188,126
0.70%, 02/08/26 (a)	400,000	370,684
3.25%, 02/23/26 (a)	525,000	512,592
4.42%, 05/08/26 (a)	100,000	100,104
2.45%, 08/04/26 (a)	350,000	334,065
2.05%, 09/11/26 (a)	300,000	283,016
3.35%, 02/09/27 (a)	375,000	365,589
3.20%, 05/11/27 (a)	325,000	314,793
3.00%, 06/20/27 (a)	125,000	120,259
2.90%, 09/12/27 (a)	350,000	335,187
3.00%, 11/13/27 (a)	200,000	192,068
1.20%, 02/08/28 (a)	375,000	333,937
4.00%, 05/10/28 (a)	225,000	224,575
1.40%, 08/05/28 (a)	300,000	266,004
Applied Materials, Inc.
3.90%, 10/01/25 (a)	100,000	98,704
3.30%, 04/01/27 (a)	185,000	179,441
Arrow Electronics, Inc.
4.00%, 04/01/25 (a)	75,000	73,634
3.88%, 01/12/28 (a)	75,000	71,282
Autodesk, Inc.
4.38%, 06/15/25 (a)	50,000	49,663
3.50%, 06/15/27 (a)	75,000	72,885
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	150,000	147,112
1.70%, 05/15/28 (a)	160,000	144,483
Avnet, Inc.
4.63%, 04/15/26 (a)	100,000	98,824
6.25%, 03/15/28 (a)	75,000	77,816
Baidu, Inc.
3.08%, 04/07/25 (a)	150,000	146,079
1.72%, 04/09/26 (a)	200,000	185,816
1.63%, 02/23/27 (a)	200,000	181,230
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	90,000	88,401
3.88%, 01/15/27 (a)	450,000	439,341
3.50%, 01/15/28 (a)	150,000	143,995
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom, Inc.
3.15%, 11/15/25 (a)	155,000	150,264
3.46%, 09/15/26 (a)	125,000	120,859
4.11%, 09/15/28 (a)	175,000	171,078
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	75,000	72,385
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (a)	110,000	107,935
2.67%, 12/01/26 (a)	200,000	187,325
4.25%, 04/01/28 (a)	100,000	95,961
CGI, Inc.
1.45%, 09/14/26 (a)	100,000	90,745
Cisco Systems, Inc.
3.50%, 06/15/25	200,000	197,404
2.95%, 02/28/26	125,000	121,114
2.50%, 09/20/26 (a)	100,000	95,421
Concentrix Corp.
6.65%, 08/02/26 (a)	100,000	102,601
6.60%, 08/02/28 (a)	125,000	128,963
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	150,000	151,575
6.02%, 06/15/26 (a)	500,000	512,042
4.90%, 10/01/26 (a)	255,000	255,536
6.10%, 07/15/27 (a)	75,000	78,186
5.25%, 02/01/28 (a)	150,000	153,959
Dell, Inc.
7.10%, 04/15/28	75,000	80,955
DXC Technology Co.
1.80%, 09/15/26 (a)	125,000	114,215
2.38%, 09/15/28 (a)	75,000	65,673
Equifax, Inc.
2.60%, 12/15/25 (a)	50,000	47,734
5.10%, 12/15/27 (a)	125,000	126,412
5.10%, 06/01/28 (a)	110,000	111,109
Equinix, Inc.
1.25%, 07/15/25 (a)	100,000	94,221
1.00%, 09/15/25 (a)	125,000	116,783
1.45%, 05/15/26 (a)	125,000	115,616
2.90%, 11/18/26 (a)	100,000	95,151
1.80%, 07/15/27 (a)	75,000	68,060
1.55%, 03/15/28 (a)	100,000	87,999
2.00%, 05/15/28 (a)	50,000	44,746
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	75,000	70,652
Fidelity National Information Services, Inc.
4.50%, 07/15/25	100,000	99,146
1.15%, 03/01/26 (a)	200,000	184,991
4.70%, 07/15/27 (a)	100,000	100,114
1.65%, 03/01/28 (a)	100,000	89,286
Fiserv, Inc.
3.85%, 06/01/25 (a)	150,000	147,383
3.20%, 07/01/26 (a)	300,000	288,884
2.25%, 06/01/27 (a)	150,000	139,036
5.45%, 03/02/28 (a)	150,000	154,690
5.38%, 08/21/28 (a)	100,000	103,002
4.20%, 10/01/28 (a)	150,000	146,894
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	98,784
3.75%, 02/01/26 (a)	100,000	96,931
6.00%, 01/15/28 (a)	75,000	77,624
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	91,713
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	75,000	69,781
See financial notes
146Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Payments, Inc.
2.65%, 02/15/25 (a)	150,000	145,392
1.20%, 03/01/26 (a)	175,000	160,896
4.80%, 04/01/26 (a)	125,000	124,057
2.15%, 01/15/27 (a)	100,000	92,128
4.95%, 08/15/27 (a)	75,000	75,250
4.45%, 06/01/28 (a)	75,000	73,084
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	400,000	398,824
1.75%, 04/01/26 (a)	100,000	93,193
6.10%, 04/01/26 (a)	75,000	75,113
5.25%, 07/01/28 (a)	125,000	128,001
HP, Inc.
2.20%, 06/17/25 (a)	150,000	143,801
1.45%, 06/17/26 (a)	100,000	92,159
3.00%, 06/17/27 (a)	150,000	141,888
4.75%, 01/15/28 (a)	125,000	125,326
Intel Corp.
3.40%, 03/25/25 (a)	150,000	147,527
3.70%, 07/29/25 (a)	375,000	369,222
4.88%, 02/10/26	250,000	251,927
2.60%, 05/19/26 (a)	200,000	191,544
3.75%, 03/25/27 (a)	150,000	147,066
3.15%, 05/11/27 (a)	150,000	144,330
3.75%, 08/05/27 (a)	250,000	245,146
4.88%, 02/10/28 (a)	300,000	305,075
International Business Machines Corp.
7.00%, 10/30/25	150,000	156,375
3.45%, 02/19/26	275,000	268,098
3.30%, 05/15/26	500,000	485,801
2.20%, 02/09/27 (a)	110,000	102,508
1.70%, 05/15/27 (a)	200,000	182,775
4.15%, 07/27/27 (a)	100,000	98,940
6.22%, 08/01/27	75,000	79,149
6.50%, 01/15/28	100,000	107,122
4.50%, 02/06/28 (a)	200,000	201,194
Intuit, Inc.
0.95%, 07/15/25 (a)	175,000	165,019
1.35%, 07/15/27 (a)	75,000	67,747
5.13%, 09/15/28 (a)	150,000	155,293
Jabil, Inc.
1.70%, 04/15/26 (a)	75,000	69,496
4.25%, 05/15/27 (a)	75,000	73,160
3.95%, 01/12/28 (a)	100,000	95,466
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	75,000	69,549
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	125,000	124,749
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	91,194
2.70%, 10/15/28 (a)	50,000	44,165
Lam Research Corp.
3.80%, 03/15/25 (a)	65,000	64,209
3.75%, 03/15/26 (a)	100,000	98,290
Leidos, Inc.
3.63%, 05/15/25 (a)	60,000	58,557
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	75,000	69,863
2.45%, 04/15/28 (a)	100,000	90,564
4.88%, 06/22/28 (a)	100,000	99,659
Mastercard, Inc.
2.00%, 03/03/25 (a)	125,000	121,215
2.95%, 11/21/26 (a)	125,000	120,606
3.30%, 03/26/27 (a)	150,000	145,541
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/26/28 (a)	75,000	73,353
4.88%, 03/09/28 (a)	135,000	139,385
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	200,000	196,969
Micron Technology, Inc.
4.98%, 02/06/26 (a)	75,000	75,127
4.19%, 02/15/27 (a)	150,000	147,220
5.38%, 04/15/28 (a)	100,000	101,943
Microsoft Corp.
2.70%, 02/12/25 (a)	340,000	332,847
3.13%, 11/03/25 (a)	450,000	439,723
2.40%, 08/08/26 (a)	600,000	572,990
3.40%, 09/15/26 (a)(c)	150,000	146,356
3.30%, 02/06/27 (a)	550,000	536,293
3.40%, 06/15/27 (a)(c)	50,000	48,629
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	98,480
3.25%, 01/15/28 (a)	20,000	19,107
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	100,000	99,561
NetApp, Inc.
1.88%, 06/22/25 (a)	125,000	118,995
2.38%, 06/22/27 (a)	50,000	46,477
Nokia OYJ
4.38%, 06/12/27	75,000	72,878
NVIDIA Corp.
3.20%, 09/16/26 (a)	175,000	170,398
1.55%, 06/15/28 (a)	175,000	156,864
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	25,000	25,132
5.55%, 12/01/28 (a)	100,000	102,972
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	96,408
3.88%, 06/18/26 (a)	75,000	73,153
3.15%, 05/01/27 (a)	100,000	95,010
4.40%, 06/01/27 (a)	100,000	98,872
Oracle Corp.
2.50%, 04/01/25 (a)	510,000	494,013
2.95%, 05/15/25 (a)	350,000	340,047
5.80%, 11/10/25	150,000	152,519
1.65%, 03/25/26 (a)	425,000	396,643
2.65%, 07/15/26 (a)	450,000	426,956
2.80%, 04/01/27 (a)	350,000	330,272
3.25%, 11/15/27 (a)	400,000	380,121
2.30%, 03/25/28 (a)	300,000	273,411
4.50%, 05/06/28 (a)	115,000	115,075
PayPal Holdings, Inc.
1.65%, 06/01/25 (a)	150,000	143,231
2.65%, 10/01/26 (a)	175,000	166,340
3.90%, 06/01/27 (a)	100,000	98,602
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	200,000	196,596
3.25%, 05/20/27 (a)	315,000	305,248
1.30%, 05/20/28 (a)	125,000	110,801
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	125,000	116,924
3.85%, 12/15/25 (a)	25,000	24,565
3.80%, 12/15/26 (a)	100,000	97,906
1.40%, 09/15/27 (a)	150,000	134,291
4.20%, 09/15/28 (a)	100,000	98,389
S&P Global, Inc.
2.95%, 01/22/27 (a)	75,000	71,663
2.45%, 03/01/27 (a)	200,000	188,674
4.75%, 08/01/28 (a)	100,000	101,667
See financial notes
Schwab Fixed-Income ETFs | Annual Report147

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Salesforce, Inc.
3.70%, 04/11/28 (a)	250,000	245,177
1.50%, 07/15/28 (a)	125,000	111,314
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	125,000	116,597
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	100,000	90,910
2.38%, 08/09/28 (a)	100,000	87,994
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	125,000	120,315
1.13%, 09/15/26 (a)	50,000	45,986
2.90%, 11/03/27 (a)	100,000	95,532
4.60%, 02/15/28 (a)	75,000	76,377
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	96,342
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	100,715
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	200,000	184,598
3.88%, 04/22/27 (a)	150,000	146,986
Tyco Electronics Group SA
3.70%, 02/15/26 (a)	125,000	122,501
3.13%, 08/15/27 (a)	85,000	81,264
VeriSign, Inc.
5.25%, 04/01/25 (a)	50,000	50,040
4.75%, 07/15/27 (a)	100,000	99,150
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	148,055
Visa, Inc.
3.15%, 12/14/25 (a)	600,000	585,591
1.90%, 04/15/27 (a)	300,000	279,442
0.75%, 08/15/27 (a)	75,000	66,419
2.75%, 09/15/27 (a)	125,000	119,104
VMware LLC
4.50%, 05/15/25 (a)	100,000	99,065
1.40%, 08/15/26 (a)	275,000	251,613
3.90%, 08/21/27 (a)	250,000	242,945
1.80%, 08/15/28 (a)	100,000	87,880
Western Union Co.
2.85%, 01/10/25 (a)	100,000	97,192
1.35%, 03/15/26 (a)	100,000	92,072
Workday, Inc.
3.50%, 04/01/27 (a)	150,000	145,193
		34,358,715
Transportation 1.4%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	115,053	105,456
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	66,689	61,998
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	101,175	92,777
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	75,000	73,302
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (a)	100,000	97,846
3.65%, 09/01/25 (a)	50,000	49,158
7.00%, 12/15/25	50,000	52,271
3.25%, 06/15/27 (a)	75,000	72,424
Canadian National Railway Co.
2.75%, 03/01/26 (a)	75,000	72,284
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	140,000	136,501
1.75%, 12/02/26 (a)	175,000	161,561
4.00%, 06/01/28 (a)	100,000	97,917
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	96,897
CSX Corp.
3.35%, 11/01/25 (a)	100,000	97,556
2.60%, 11/01/26 (a)	115,000	109,573
3.25%, 06/01/27 (a)	150,000	144,781
3.80%, 03/01/28 (a)	100,000	98,282
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	118,608	105,477
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	120,967
3.40%, 02/15/28 (a)	75,000	72,012
4.20%, 10/17/28 (a)	50,000	49,226
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	75,000	67,902
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	125,000	122,434
Kirby Corp.
4.20%, 03/01/28 (a)	75,000	72,521
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	150,000	144,030
7.80%, 05/15/27	100,000	109,954
3.80%, 08/01/28 (a)	75,000	73,130
Ryder System, Inc.
4.63%, 06/01/25 (a)	100,000	99,341
3.35%, 09/01/25 (a)	65,000	63,104
1.75%, 09/01/26 (a)	25,000	23,057
2.90%, 12/01/26 (a)	100,000	94,460
2.85%, 03/01/27 (a)	100,000	94,041
4.30%, 06/15/27 (a)	50,000	48,959
5.25%, 06/01/28 (a)	150,000	152,155
Southwest Airlines Co.
5.25%, 05/04/25 (a)	225,000	225,171
3.00%, 11/15/26 (a)	50,000	47,519
5.13%, 06/15/27 (a)	305,000	306,579
3.45%, 11/16/27 (a)	50,000	47,405
Union Pacific Corp.
3.25%, 01/15/25 (a)	65,000	63,823
3.75%, 07/15/25 (a)	75,000	73,851
3.25%, 08/15/25 (a)	75,000	73,375
4.75%, 02/21/26 (a)	75,000	75,523
2.75%, 03/01/26 (a)	110,000	106,081
2.15%, 02/05/27 (a)	75,000	70,157
3.00%, 04/15/27 (a)	75,000	71,784
3.95%, 09/10/28 (a)	150,000	149,075
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	110,650	106,872
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	102,510	93,710
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	355,841	359,986
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	91,200	88,646
United Parcel Service, Inc.
3.90%, 04/01/25 (a)	150,000	148,364
2.40%, 11/15/26 (a)	75,000	71,393
3.05%, 11/15/27 (a)	155,000	148,618
		5,461,286
		190,006,301

See financial notes
148Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility 5.6%
Electric 5.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	75,000	72,391
AES Corp.
1.38%, 01/15/26 (a)	150,000	138,884
5.45%, 06/01/28 (a)	125,000	127,164
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	97,975
Ameren Corp.
3.65%, 02/15/26 (a)	175,000	170,148
1.95%, 03/15/27 (a)	100,000	91,773
1.75%, 03/15/28 (a)	50,000	44,276
Ameren Illinois Co.
3.25%, 03/01/25 (a)	50,000	49,080
3.80%, 05/15/28 (a)	25,000	24,378
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	100,000	93,011
5.75%, 11/01/27 (a)	200,000	207,182
4.30%, 12/01/28 (a)	100,000	97,843
3.88%, 02/15/62 (a)(b)	125,000	106,059
Appalachian Power Co.
3.40%, 06/01/25 (a)	75,000	73,399
Arizona Public Service Co.
3.15%, 05/15/25 (a)	75,000	73,141
Avangrid, Inc.
3.20%, 04/15/25 (a)	140,000	136,246
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	30,000	29,553
4.05%, 04/15/25 (a)	150,000	148,370
3.25%, 04/15/28 (a)	75,000	71,305
Black Hills Corp.
3.95%, 01/15/26 (a)	75,000	73,277
3.15%, 01/15/27 (a)	100,000	95,047
5.95%, 03/15/28 (a)	25,000	25,932
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	70,806
5.20%, 10/01/28 (a)	100,000	103,304
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	100,000	92,241
5.25%, 08/10/26	100,000	101,029
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	75,000	72,475
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	95,598
3.45%, 08/15/27 (a)	50,000	47,664
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	75,000	71,560
2.95%, 08/15/27 (a)	50,000	47,361
3.70%, 08/15/28 (a)	100,000	96,846
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	100,000	92,719
3.20%, 03/15/27 (a)	175,000	168,189
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	175,000	169,582
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	150,000	145,804
5.60%, 03/01/28 (a)	150,000	154,584
Dominion Energy, Inc.
3.30%, 03/15/25 (a)	50,000	48,861
3.90%, 10/01/25 (a)	125,000	122,734
1.45%, 04/15/26 (a)	100,000	92,811
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 08/15/26 (a)	75,000	70,813
3.60%, 03/15/27 (a)	50,000	48,054
4.25%, 06/01/28 (a)	100,000	98,421
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	49,164
1.90%, 04/01/28 (a)	100,000	90,080
DTE Energy Co.
1.05%, 06/01/25 (a)	150,000	141,464
2.85%, 10/01/26 (a)	100,000	94,619
4.88%, 06/01/28 (a)	100,000	100,966
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	120,824
6.00%, 12/01/28	50,000	52,892
Duke Energy Corp.
0.90%, 09/15/25 (a)	100,000	93,341
2.65%, 09/01/26 (a)	250,000	237,370
3.15%, 08/15/27 (a)	100,000	94,648
5.00%, 12/08/27 (a)	150,000	151,932
4.30%, 03/15/28 (a)	216,000	213,058
3.25%, 01/15/82 (a)(b)	100,000	78,351
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	100,000	96,782
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	97,767
3.70%, 09/01/28 (a)	71,000	68,969
Edison International
4.95%, 04/15/25 (a)	90,000	89,462
4.70%, 08/15/25	75,000	74,159
5.75%, 06/15/27 (a)	100,000	102,291
4.13%, 03/15/28 (a)	100,000	96,777
5.25%, 11/15/28 (a)	100,000	100,794
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	125,000	120,504
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	97,562
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	148,069
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	50,000	48,676
4.00%, 06/01/28 (a)	50,000	48,685
Entergy Corp.
0.90%, 09/15/25 (a)	175,000	163,076
2.95%, 09/01/26 (a)	100,000	95,129
1.90%, 06/15/28 (a)	100,000	88,688
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	100,000	93,782
3.25%, 04/01/28 (a)	175,000	164,622
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	75,000	73,409
Eversource Energy
3.15%, 01/15/25 (a)	75,000	73,342
0.80%, 08/15/25 (a)	75,000	69,984
1.40%, 08/15/26 (a)	75,000	68,490
2.90%, 03/01/27 (a)	100,000	94,788
4.60%, 07/01/27 (a)	150,000	149,034
3.30%, 01/15/28 (a)	100,000	94,978
5.45%, 03/01/28 (a)	150,000	154,331
Exelon Corp.
3.95%, 06/15/25 (a)	125,000	122,958
3.40%, 04/15/26 (a)	150,000	145,371
2.75%, 03/15/27 (a)	125,000	117,821
5.15%, 03/15/28 (a)	150,000	152,314
See financial notes
Schwab Fixed-Income ETFs | Annual Report149

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Power & Light Co.
2.85%, 04/01/25 (a)	200,000	195,349
3.13%, 12/01/25 (a)	100,000	97,335
3.30%, 05/30/27 (a)	100,000	95,878
5.05%, 04/01/28 (a)	175,000	179,157
4.40%, 05/15/28 (a)	100,000	100,256
Fortis, Inc.
3.06%, 10/04/26 (a)	140,000	133,120
Georgia Power Co.
3.25%, 03/30/27 (a)	75,000	71,759
4.65%, 05/16/28 (a)	125,000	126,118
Iberdrola International BV
5.81%, 03/15/25	50,000	50,275
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	96,663
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	75,000	72,972
ITC Holdings Corp.
3.25%, 06/30/26 (a)	75,000	72,193
3.35%, 11/15/27 (a)	100,000	95,261
Louisville Gas & Electric Co.
3.30%, 10/01/25 (a)	50,000	48,824
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	75,000	71,864
Mississippi Power Co.
3.95%, 03/30/28 (a)	80,000	77,796
National Grid PLC
5.60%, 06/12/28 (a)	125,000	129,024
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (a)	50,000	48,772
1.88%, 02/07/25	75,000	72,421
5.45%, 10/30/25	100,000	101,083
3.25%, 11/01/25 (a)	100,000	97,175
4.45%, 03/13/26 (a)	100,000	99,840
1.00%, 06/15/26 (a)	100,000	91,865
3.05%, 04/25/27 (a)	50,000	47,535
3.40%, 02/07/28 (a)	150,000	144,080
4.80%, 03/15/28 (a)	150,000	152,065
3.90%, 11/01/28 (a)	100,000	97,267
5.25%, 04/20/46 (a)(b)	75,000	71,827
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	300,000	302,879
4.45%, 06/20/25	100,000	99,149
5.75%, 09/01/25	200,000	202,171
1.88%, 01/15/27 (a)	175,000	161,092
3.55%, 05/01/27 (a)	250,000	241,104
4.63%, 07/15/27 (a)	200,000	199,841
4.90%, 02/28/28 (a)	200,000	201,929
1.90%, 06/15/28 (a)	275,000	244,168
4.80%, 12/01/77 (a)(b)	50,000	43,441
3.80%, 03/15/82 (a)(b)	125,000	106,555
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	97,014
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (a)	75,000	73,225
0.55%, 10/01/25 (a)	75,000	69,844
4.30%, 05/15/28 (a)(c)	100,000	98,892
Pacific Gas & Electric Co.
4.95%, 06/08/25	50,000	49,715
3.50%, 06/15/25 (a)	100,000	97,163
3.45%, 07/01/25	150,000	145,419
3.15%, 01/01/26	325,000	311,589
2.95%, 03/01/26 (a)	100,000	94,939
3.30%, 03/15/27 (a)	75,000	70,175
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 06/15/27 (a)	100,000	100,888
2.10%, 08/01/27 (a)	100,000	90,265
3.30%, 12/01/27 (a)	125,000	116,903
3.00%, 06/15/28 (a)	150,000	136,877
3.75%, 07/01/28	50,000	46,935
4.65%, 08/01/28 (a)	100,000	96,284
PECO Energy Co.
3.15%, 10/15/25 (a)	50,000	48,767
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	100,000	94,256
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	100,000	95,987
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	100,000	92,561
2.25%, 09/15/26 (a)	50,000	47,195
3.70%, 05/01/28 (a)	100,000	97,055
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	100,000	93,494
5.85%, 11/15/27 (a)	100,000	104,252
5.88%, 10/15/28 (a)	100,000	105,065
Puget Energy, Inc.
3.65%, 05/15/25 (a)	50,000	48,795
2.38%, 06/15/28 (a)	125,000	111,845
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	125,000	119,324
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	100,000	95,308
Southern California Edison Co.
3.70%, 08/01/25 (a)	150,000	147,025
1.20%, 02/01/26 (a)	50,000	46,589
4.70%, 06/01/27 (a)	100,000	100,700
5.85%, 11/01/27 (a)	150,000	156,828
5.30%, 03/01/28 (a)	150,000	154,152
5.65%, 10/01/28 (a)	75,000	78,260
Southern Co.
5.15%, 10/06/25	100,000	100,356
3.25%, 07/01/26 (a)	290,000	279,912
5.11%, 08/01/27 (d)	100,000	101,579
4.85%, 06/15/28 (a)	100,000	100,860
4.00%, 01/15/51 (a)(b)	188,000	179,817
3.75%, 09/15/51 (a)(b)	175,000	159,696
Southern Power Co.
4.15%, 12/01/25 (a)	75,000	73,937
0.90%, 01/15/26 (a)	100,000	92,246
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	75,000	69,930
2.75%, 10/01/26 (a)	205,000	192,935
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	102,342
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	50,000	48,793
Virginia Electric & Power Co.
3.15%, 01/15/26 (a)	110,000	106,731
2.95%, 11/15/26 (a)	50,000	47,867
3.50%, 03/15/27 (a)	100,000	96,734
3.75%, 05/15/27 (a)	100,000	97,753
3.80%, 04/01/28 (a)	125,000	121,403
WEC Energy Group, Inc.
5.00%, 09/27/25 (a)	100,000	99,940
4.75%, 01/09/26 (a)	160,000	159,459
5.15%, 10/01/27 (a)	100,000	101,625
1.38%, 10/15/27 (a)	100,000	88,473
4.75%, 01/15/28 (a)	100,000	100,124
2.20%, 12/15/28 (a)	50,000	44,502
See financial notes
150Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	50,000	44,502
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	100,000	97,724
3.35%, 12/01/26 (a)	75,000	72,300
1.75%, 03/15/27 (a)	100,000	91,398
4.00%, 06/15/28 (a)	125,000	122,151
		19,757,990
Natural Gas 0.4%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	95,368
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	205,327
NiSource, Inc.
0.95%, 08/15/25 (a)	185,000	173,021
3.49%, 05/15/27 (a)	150,000	144,538
5.25%, 03/30/28 (a)	155,000	158,429
Sempra
3.30%, 04/01/25 (a)	100,000	97,586
3.25%, 06/15/27 (a)	150,000	142,294
3.40%, 02/01/28 (a)	150,000	143,187
4.13%, 04/01/52 (a)(b)	175,000	151,072
Southern California Gas Co.
3.20%, 06/15/25 (a)	55,000	53,706
2.60%, 06/15/26 (a)	100,000	95,475
2.95%, 04/15/27 (a)	105,000	99,711
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	75,000	72,215
Southwest Gas Corp.
5.45%, 03/23/28 (a)	125,000	128,137
		1,760,066
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	60,000	58,796
2.95%, 09/01/27 (a)	159,000	150,510
3.75%, 09/01/28 (a)	100,000	96,403
United Utilities PLC
6.88%, 08/15/28	50,000	54,073
		359,782
		21,877,838
Total Corporates (Cost $393,466,053)		385,251,971

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (h)	797,161	797,161
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (h)(i)	211,470	211,470
		1,008,631
Total Short-Term Investments (Cost $1,008,631)		1,008,631
Total Investments in Securities (Cost $394,474,684)		386,260,602

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,972,189 or 0.5% of net assets.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $206,787.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/23	FACE AMOUNT AT 12/31/23	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp.
3.55%, 02/01/24	$69,077	$—	($69,175 )	($2,799 )	$3,095	($198 )	$—	$—	$221
0.75%, 03/18/24	213,987	—	(214,355)	(11,136)	11,635	(131)	—	—	413
3.75%, 04/01/24	29,568	—	(29,480)	(2,317)	2,602	(373)	—	—	378
3.00%, 03/10/25	24,063	14,366	—	—	(87)	638	38,980	40,000	859
4.20%, 03/24/25	74,208	9,867	—	—	2,541	(2,548)	84,068	85,000	3,169
See financial notes
Schwab Fixed-Income ETFs | Annual Report151

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/23	FACE AMOUNT AT 12/31/23	INTEREST INCOME EARNED
3.63%, 04/01/25	$48,759	$4,852	$—	$—	$1,797	($1,367 )	$54,041	$55,000	$1,893
3.85%, 05/21/25	92,813	—	—	—	3,332	(2,826)	93,319	95,000	3,657
3.45%, 02/13/26	29,083	—	—	—	675	(660)	29,098	30,000	1,035
0.90%, 03/11/26	155,168	—	—	—	5,185	169	160,522	175,000	1,575
1.15%, 05/13/26	133,481	9,121	(22,150)	(2,906)	6,376	(83)	123,839	135,000	1,539
5.88%, 08/24/26	—	101,016	—	—	1,629	(28)	102,617	100,000	441
3.20%, 03/02/27	47,098	23,099	—	—	1,167	248	71,612	75,000	2,111
2.45%, 03/03/27	183,036	32,038	(22,682)	(1,753)	3,485	1,535	195,659	210,000	5,159
3.30%, 04/01/27	47,434	—	—	—	222	85	47,741	50,000	1,650
3.20%, 01/25/28	—	82,254	—	—	2,213	558	85,025	90,000	1,041
2.00%, 03/20/28	—	139,070	—	—	1,116	2,447	142,633	160,000	2,014
5.64%, 05/19/29	—	174,749	—	—	5,129	19	179,897	175,000	5,443
6.20%, 11/17/29	—	178,885	—	—	5,150	(46)	183,989	175,000	693
Total	$1,147,775	$769,317	($357,842 )	($20,911 )	$57,262	($2,561 )	$1,593,040		$33,291

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$385,251,971	$—	$385,251,971
Short-Term Investments[1]	1,008,631	—	—	1,008,631
Total	$1,008,631	$385,251,971	$—	$386,260,602

[1]	As categorized in the Portfolio Holdings.
See financial notes
152Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - affiliated (cost $1,627,948)		$1,593,040
Investments in securities, at value - unaffiliated (cost $392,846,736) including securities on loan of $206,787		384,667,562
Deposit with broker for futures contracts		58,151
Receivables:
Investments sold		4,877,181
Interest		3,865,105
Dividends		3,823
Income from securities on loan	+	662
Total assets		395,065,524

Liabilities
Collateral held for securities on loan		211,470
Payables:
Investments bought		5,670,781
Management fees	+	9,813
Total liabilities		5,892,064
Net assets		$389,173,460

Net Assets by Source
Capital received from investors		$404,054,044
Total distributable loss	+	(14,880,584)
Net assets		$389,173,460

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$389,173,460		8,050,000		$48.34

See financial notes
Schwab Fixed-Income ETFs | Annual Report153

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$11,439,074
Dividends received from securities - unaffiliated		44,001
Interest received from securities - affiliated		30,730
Securities on loan, net	+	3,197
Total investment income		11,517,002

Expenses
Management fees		112,381
Total expenses	–	112,381
Net investment income		11,404,621

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(6,976)
Net realized losses on sales of securities - unaffiliated		(4,617,728)
Net realized losses on sales of in-kind redemptions - affiliated		(13,935)
Net realized losses on sales of in-kind redemptions - unaffiliated		(1,506,402)
Net realized losses on futures contracts	+	(1,147)
Net realized losses		(6,146,188)
Net change in unrealized appreciation (depreciation) on securities - affiliated		57,262
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		17,378,110
Net change in unrealized appreciation (depreciation) on futures contracts	+	(77)
Net change in unrealized appreciation (depreciation)	+	17,435,295
Net realized and unrealized gains		11,289,107
Increase in net assets resulting from operations		$22,693,728
See financial notes
154Schwab Fixed-Income ETFs | Annual Report

Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$11,404,621	$6,088,961
Net realized losses		(6,146,188)	(11,110,517)
Net change in unrealized appreciation (depreciation)	+	17,435,295	(20,747,758)
Increase (decrease) in net assets resulting from operations		$22,693,728	($25,769,314 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,400,855 )	($6,101,610 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,550,000	$73,262,790	2,400,000	$114,378,641
Shares redeemed	+	(1,400,000)	(66,254,146)	(6,550,000)	(321,039,478)
Net transactions in fund shares		150,000	$7,008,644	(4,150,000)	($206,660,837 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,900,000	$370,871,943	12,050,000	$609,403,704
Total increase (decrease)	+	150,000	18,301,517	(4,150,000)	(238,531,761)
End of period		8,050,000	$389,173,460	7,900,000	$370,871,943
See financial notes
Schwab Fixed-Income ETFs | Annual Report155

Schwab 5-10 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$43.19	$51.73	$53.69	$50.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	2.19	1.35	1.02	1.26	0.29
Net realized and unrealized gains (losses)	1.52	(8.55)	(1.98)	3.60	0.04
Total from investment operations	3.71	(7.20)	(0.96)	4.86	0.33
Less distributions:
Distributions from net investment income	(1.92)	(1.34)	(1.00)	(1.24)	(0.26)
Net asset value at end of period	$44.98	$43.19	$51.73	$53.69	$50.07
Total return	8.84%	(14.00%)	(1.80%)	9.83%	0.67%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.04%[4,5]	0.05%[6]	0.05%	0.06%[7,8]
Net investment income (loss)	5.05%	2.97%	1.96%	2.43%	2.61%[7]
Portfolio turnover rate[9]	24%	10%	11%	36%	8%[3]
Net assets, end of period (x 1,000,000)	$5,762	$328	$375	$191	$110

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022 is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021 is a blended ratio.
[7]	Annualized.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019 is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
156Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.9% OF NET ASSETS

Financial Institutions 35.9%
Banking 23.8%
Ally Financial, Inc.
6.85%, 01/03/30 (a)(b)	2,400,000	2,469,062
8.00%, 11/01/31	6,350,000	6,959,117
8.00%, 11/01/31 (c)	1,642,000	1,797,027
American Express Co.
4.05%, 05/03/29 (a)	3,275,000	3,245,002
6.49%, 10/30/31 (a)(b)	3,200,000	3,472,907
4.99%, 05/26/33 (a)(b)	2,400,000	2,395,788
4.42%, 08/03/33 (a)(b)	3,955,000	3,811,720
5.04%, 05/01/34 (a)(b)	3,940,000	3,936,573
5.63%, 07/28/34 (a)(b)	1,550,000	1,605,204
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34 (a)(b)	2,400,000	2,617,579
Banco Santander SA
3.31%, 06/27/29	3,200,000	2,955,722
3.49%, 05/28/30	3,200,000	2,885,906
2.75%, 12/03/30	4,800,000	3,990,736
2.96%, 03/25/31	2,400,000	2,065,880
3.23%, 11/22/32 (a)(b)	3,200,000	2,678,346
6.92%, 08/08/33	6,400,000	6,833,373
6.94%, 11/07/33	4,800,000	5,343,668
Bank of America Corp.
3.97%, 02/07/30 (a)(b)	9,570,000	9,082,777
3.19%, 07/23/30 (a)(b)	7,900,000	7,168,309
2.88%, 10/22/30 (a)(b)	6,505,000	5,778,537
2.50%, 02/13/31 (a)(b)	11,250,000	9,675,546
2.59%, 04/29/31 (a)(b)	9,690,000	8,357,224
1.90%, 07/23/31 (a)(b)	8,555,000	6,997,537
1.92%, 10/24/31 (a)(b)	8,275,000	6,729,798
2.65%, 03/11/32 (a)(b)	6,000,000	5,075,102
2.69%, 04/22/32 (a)(b)	14,350,000	12,130,233
2.30%, 07/21/32 (a)(b)	11,520,000	9,415,859
2.57%, 10/20/32 (a)(b)	10,480,000	8,702,057
2.97%, 02/04/33 (a)(b)	11,950,000	10,165,214
4.57%, 04/27/33 (a)(b)	12,925,000	12,340,101
5.02%, 07/22/33 (a)(b)	15,855,000	15,693,536
5.29%, 04/25/34 (a)(b)	15,760,000	15,824,602
5.87%, 09/15/34 (a)(b)	11,950,000	12,528,513
2.48%, 09/21/36 (a)(b)	6,575,000	5,219,580
3.85%, 03/08/37 (a)(b)	7,898,000	6,947,206
Bank of Montreal
3.09%, 01/10/37 (a)(b)	4,050,000	3,295,479
Bank of New York Mellon Corp.
1.90%, 01/25/29 (a)	1,175,000	1,040,277
3.85%, 04/26/29 (a)	1,065,000	1,038,144
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 08/23/29 (a)	2,400,000	2,248,939
4.60%, 07/26/30 (a)(b)	1,600,000	1,593,812
1.65%, 01/28/31 (a)	1,600,000	1,330,779
1.80%, 07/28/31 (a)	1,610,000	1,317,222
2.50%, 01/26/32 (a)	1,475,000	1,263,346
4.29%, 06/13/33 (a)(b)	2,550,000	2,438,087
5.83%, 10/25/33 (a)(b)	4,760,000	5,050,781
4.71%, 02/01/34 (a)(b)	2,500,000	2,448,222
4.97%, 04/26/34 (a)(b)	2,930,000	2,921,137
6.47%, 10/25/34 (a)(b)	3,500,000	3,882,563
Bank of Nova Scotia
4.85%, 02/01/30	3,955,000	3,947,886
2.15%, 08/01/31	2,155,000	1,790,503
2.45%, 02/02/32	2,675,000	2,244,385
4.59%, 05/04/37 (a)(b)	3,950,000	3,539,191
BankUnited, Inc.
5.13%, 06/11/30 (a)	940,000	865,860
Barclays PLC
5.09%, 06/20/30 (a)(b)	4,900,000	4,752,755
2.65%, 06/24/31 (a)(b)	3,200,000	2,704,282
2.67%, 03/10/32 (a)(b)	3,075,000	2,540,352
2.89%, 11/24/32 (a)(b)	4,127,000	3,400,308
5.75%, 08/09/33 (a)(b)	3,175,000	3,206,059
7.44%, 11/02/33 (a)(b)	6,145,000	6,897,981
6.22%, 05/09/34 (a)(b)	6,750,000	7,007,909
7.12%, 06/27/34 (a)(b)	4,730,000	5,036,954
6.69%, 09/13/34 (a)(b)	4,600,000	4,925,162
3.56%, 09/23/35 (a)(b)	3,144,000	2,700,712
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	3,180,000	2,903,918
6.09%, 10/03/33 (a)	3,550,000	3,791,272
Capital One Financial Corp.
3.27%, 03/01/30 (a)(b)	4,050,000	3,619,117
5.25%, 07/26/30 (a)(b)	2,922,000	2,873,715
7.62%, 10/30/31 (a)(b)	5,300,000	5,832,539
2.36%, 07/29/32 (a)(b)	3,200,000	2,430,812
2.62%, 11/02/32 (a)(b)	1,700,000	1,372,235
5.27%, 05/10/33 (a)(b)	3,525,000	3,465,830
5.82%, 02/01/34 (a)(b)	4,069,000	4,056,721
6.38%, 06/08/34 (a)(b)	5,450,000	5,622,585
Citigroup, Inc.
3.98%, 03/20/30 (a)(b)	7,905,000	7,505,971
2.98%, 11/05/30 (a)(b)	7,050,000	6,290,235
2.67%, 01/29/31 (a)(b)	7,400,000	6,429,534
4.41%, 03/31/31 (a)(b)	12,620,000	12,093,601
2.57%, 06/03/31 (a)(b)	11,035,000	9,441,371
2.56%, 05/01/32 (a)(b)	9,850,000	8,223,541
6.63%, 06/15/32	3,250,000	3,539,490
2.52%, 11/03/32 (a)(b)	5,350,000	4,419,124
3.06%, 01/25/33 (a)(b)	9,600,000	8,206,711
See financial notes
Schwab Fixed-Income ETFs | Annual Report157

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 02/22/33	1,600,000	1,672,789
3.79%, 03/17/33 (a)(b)	9,628,000	8,672,611
4.91%, 05/24/33 (a)(b)	8,095,000	7,935,163
6.00%, 10/31/33	2,150,000	2,269,522
6.27%, 11/17/33 (a)(b)	8,555,000	9,160,112
6.17%, 05/25/34 (a)(b)	10,200,000	10,579,800
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	1,010,000	850,299
3.25%, 04/30/30 (a)	2,285,000	2,009,977
2.64%, 09/30/32 (a)	1,950,000	1,509,980
5.64%, 05/21/37 (a)(b)	1,260,000	1,168,517
Comerica Bank
5.33%, 08/25/33 (a)(b)	1,550,000	1,431,379
Comerica, Inc.
4.00%, 02/01/29 (a)	1,750,000	1,655,409
Credit Suisse USA, Inc.
7.13%, 07/15/32 (c)	2,390,000	2,729,900
Deutsche Bank AG
5.88%, 07/08/31 (a)(b)	1,500,000	1,465,285
3.55%, 09/18/31 (a)(b)	4,795,000	4,214,654
3.73%, 01/14/32 (a)(b)	4,000,000	3,362,835
3.04%, 05/28/32 (a)(b)	2,955,000	2,472,437
3.74%, 01/07/33 (a)(b)	3,890,000	3,200,676
7.08%, 02/10/34 (a)(b)	4,900,000	5,042,320
Discover Bank
2.70%, 02/06/30 (a)	1,450,000	1,230,436
Discover Financial Services
6.70%, 11/29/32 (a)	2,400,000	2,516,460
7.96%, 11/02/34 (a)(b)	3,250,000	3,617,225
Fifth Third Bancorp
4.77%, 07/28/30 (a)(b)	3,135,000	3,078,113
4.34%, 04/25/33 (a)(b)	1,985,000	1,848,971
First Horizon Bank
5.75%, 05/01/30 (a)	1,500,000	1,420,811
Goldman Sachs Group, Inc.
2.60%, 02/07/30 (a)	6,315,000	5,554,201
3.80%, 03/15/30 (a)	7,975,000	7,502,200
1.99%, 01/27/32 (a)(b)	7,850,000	6,357,600
2.62%, 04/22/32 (a)(b)	11,975,000	10,064,114
2.38%, 07/21/32 (a)(b)	12,785,000	10,517,796
2.65%, 10/21/32 (a)(b)	9,630,000	8,034,346
6.13%, 02/15/33	3,300,000	3,628,684
3.10%, 02/24/33 (a)(b)	12,630,000	10,850,087
6.56%, 10/24/34 (a)(b)	3,950,000	4,350,590
HSBC Holdings PLC
4.95%, 03/31/30	7,950,000	7,886,817
3.97%, 05/22/30 (a)(b)	9,600,000	8,979,246
2.85%, 06/04/31 (a)(b)	5,000,000	4,309,313
2.36%, 08/18/31 (a)(b)	4,660,000	3,871,641
2.80%, 05/24/32 (a)(b)	9,555,000	7,984,576
2.87%, 11/22/32 (a)(b)	5,685,000	4,736,999
4.76%, 03/29/33 (a)(b)	6,275,000	5,851,779
5.40%, 08/11/33 (a)(b)	7,595,000	7,637,261
8.11%, 11/03/33 (a)(b)	6,430,000	7,410,208
6.25%, 03/09/34 (a)(b)	7,400,000	7,848,055
6.55%, 06/20/34 (a)(b)	6,275,000	6,570,028
7.40%, 11/13/34 (a)(b)	6,400,000	7,027,223
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	2,225,000	1,907,036
5.02%, 05/17/33 (a)(b)	1,155,000	1,124,926
2.49%, 08/15/36 (a)(b)	1,890,000	1,433,795
Huntington National Bank
5.65%, 01/10/30 (a)	2,975,000	3,012,923
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep NV
4.05%, 04/09/29	2,875,000	2,780,659
2.73%, 04/01/32 (a)(b)	2,450,000	2,103,483
4.25%, 03/28/33 (a)(b)	3,375,000	3,168,012
6.11%, 09/11/34 (a)(b)	4,100,000	4,315,518
JPMorgan Chase & Co.
3.70%, 05/06/30 (a)(b)	8,050,000	7,577,419
4.57%, 06/14/30 (a)(b)	6,395,000	6,258,682
8.75%, 09/01/30	1,650,000	1,988,604
2.74%, 10/15/30 (a)(b)	12,025,000	10,700,779
4.49%, 03/24/31 (a)(b)	9,600,000	9,369,849
2.52%, 04/22/31 (a)(b)	8,750,000	7,578,016
2.96%, 05/13/31 (a)(b)	9,610,000	8,460,479
1.76%, 11/19/31 (a)(b)	4,425,000	3,594,842
1.95%, 02/04/32 (a)(b)	9,630,000	7,840,171
2.58%, 04/22/32 (a)(b)	11,090,000	9,391,036
2.55%, 11/08/32 (a)(b)	9,570,000	8,001,028
2.96%, 01/25/33 (a)(b)	11,135,000	9,550,698
4.59%, 04/26/33 (a)(b)	7,800,000	7,532,974
4.91%, 07/25/33 (a)(b)	14,330,000	14,178,674
5.72%, 09/14/33 (a)(b)	11,155,000	11,544,697
5.35%, 06/01/34 (a)(b)	14,305,000	14,541,948
6.25%, 10/23/34 (a)(b)	9,700,000	10,524,790
KeyBank NA
3.90%, 04/13/29	1,200,000	1,056,882
4.90%, 08/08/32	2,300,000	2,035,664
5.00%, 01/26/33 (a)	3,405,000	3,185,210
KeyCorp
2.55%, 10/01/29	2,260,000	1,923,572
4.79%, 06/01/33 (a)(b)	2,425,000	2,230,808
Lloyds Banking Group PLC
4.98%, 08/11/33 (a)(b)	4,150,000	4,054,508
7.95%, 11/15/33 (a)(b)	3,225,000	3,702,573
M&T Bank Corp.
5.05%, 01/27/34 (a)(b)	3,095,000	2,938,377
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/29	4,720,000	4,514,825
3.20%, 07/18/29	5,425,000	4,989,980
2.56%, 02/25/30	3,640,000	3,190,141
2.05%, 07/17/30	3,860,000	3,241,639
5.48%, 02/22/31 (a)(b)	1,700,000	1,742,473
2.31%, 07/20/32 (a)(b)	5,675,000	4,719,272
2.49%, 10/13/32 (a)(b)	2,290,000	1,924,448
2.85%, 01/19/33 (a)(b)	3,475,000	2,982,200
4.32%, 04/19/33 (a)(b)	2,050,000	1,960,898
5.13%, 07/20/33 (a)(b)	4,850,000	4,929,745
5.47%, 09/13/33 (a)(b)	2,450,000	2,541,855
5.44%, 02/22/34 (a)(b)	3,950,000	4,088,324
5.41%, 04/19/34 (a)(b)(c)	3,200,000	3,305,273
Mizuho Financial Group, Inc.
3.26%, 05/22/30 (a)(b)	1,700,000	1,549,941
3.15%, 07/16/30 (a)(b)	2,385,000	2,152,085
2.87%, 09/13/30 (a)(b)	1,700,000	1,506,012
2.59%, 05/25/31 (a)(b)	1,710,000	1,466,546
5.74%, 05/27/31 (a)(b)	2,450,000	2,526,003
2.20%, 07/10/31 (a)(b)	3,415,000	2,848,583
1.98%, 09/08/31 (a)(b)	2,450,000	2,004,675
2.56%, 09/13/31	3,175,000	2,589,446
2.17%, 05/22/32 (a)(b)	2,250,000	1,831,931
2.26%, 07/09/32 (a)(b)	775,000	632,706
5.67%, 09/13/33 (a)(b)	2,650,000	2,738,018
5.75%, 05/27/34 (a)(b)	3,050,000	3,170,880
5.75%, 07/06/34 (a)(b)	3,370,000	3,498,562
Morgan Stanley
4.43%, 01/23/30 (a)(b)	9,595,000	9,349,876
2.70%, 01/22/31 (a)(b)	11,250,000	9,867,964
See financial notes
158Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.62%, 04/01/31 (a)(b)	9,525,000	8,782,254
1.79%, 02/13/32 (a)(b)	8,800,000	7,032,783
7.25%, 04/01/32	3,185,000	3,759,104
1.93%, 04/28/32 (a)(b)	8,000,000	6,436,322
2.24%, 07/21/32 (a)(b)	11,085,000	9,062,248
2.51%, 10/20/32 (a)(b)	7,950,000	6,596,324
2.94%, 01/21/33 (a)(b)	7,800,000	6,639,893
4.89%, 07/20/33 (a)(b)	6,425,000	6,272,728
6.34%, 10/18/33 (a)(b)	9,470,000	10,210,997
5.25%, 04/21/34 (a)(b)	10,540,000	10,546,548
5.42%, 07/21/34 (a)(b)	7,910,000	8,033,762
6.63%, 11/01/34 (a)(b)	6,400,000	7,094,134
2.48%, 09/16/36 (a)(b)	9,705,000	7,708,646
5.30%, 04/20/37 (a)(b)	6,300,000	6,135,436
5.95%, 01/19/38 (a)(b)	6,375,000	6,457,710
NatWest Group PLC
5.08%, 01/27/30 (a)(b)	5,600,000	5,531,109
4.45%, 05/08/30 (a)(b)	4,050,000	3,880,290
6.02%, 03/02/34 (a)(b)	3,100,000	3,264,251
3.03%, 11/28/35 (a)(b)	2,730,000	2,275,153
Northern Trust Corp.
3.15%, 05/03/29 (a)	1,650,000	1,557,846
1.95%, 05/01/30 (a)	3,175,000	2,738,878
6.13%, 11/02/32 (a)	3,105,000	3,337,358
PNC Bank NA
2.70%, 10/22/29	2,383,000	2,098,301
PNC Financial Services Group, Inc.
3.45%, 04/23/29 (a)	4,796,000	4,545,611
2.55%, 01/22/30 (a)	6,455,000	5,654,845
2.31%, 04/23/32 (a)(b)	3,172,000	2,656,506
4.63%, 06/06/33 (a)(b)	2,824,000	2,657,385
6.04%, 10/28/33 (a)(b)	4,729,000	4,947,833
5.07%, 01/24/34 (a)(b)	4,554,000	4,459,168
5.94%, 08/18/34 (a)(b)	2,450,000	2,555,863
6.88%, 10/20/34 (a)(b)	7,300,000	8,113,110
Royal Bank of Canada
2.30%, 11/03/31	4,705,000	3,974,445
3.88%, 05/04/32	3,185,000	3,006,415
5.00%, 02/01/33	5,410,000	5,508,274
5.00%, 05/02/33	2,900,000	2,956,361
Santander Holdings USA, Inc.
7.66%, 11/09/31 (a)(b)	1,650,000	1,787,894
Santander U.K. Group Holdings PLC
2.90%, 03/15/32 (a)(b)	1,950,000	1,680,603
State Street Corp.
2.40%, 01/24/30	2,455,000	2,194,418
2.20%, 03/03/31	2,650,000	2,211,398
3.15%, 03/30/31 (a)(b)	1,450,000	1,309,038
2.62%, 02/07/33 (a)(b)	1,750,000	1,476,228
4.42%, 05/13/33 (a)(b)	1,500,000	1,460,995
4.16%, 08/04/33 (a)(b)	2,450,000	2,311,354
4.82%, 01/26/34 (a)(b)	2,475,000	2,441,130
5.16%, 05/18/34 (a)(b)	3,180,000	3,209,110
3.03%, 11/01/34 (a)(b)	1,525,000	1,369,661
6.12%, 11/21/34 (a)(b)	1,700,000	1,807,017
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/29	1,500,000	1,336,402
3.04%, 07/16/29	7,940,000	7,254,276
3.20%, 09/17/29	1,700,000	1,547,180
2.72%, 09/27/29	1,500,000	1,333,558
5.71%, 01/13/30	4,195,000	4,360,379
2.75%, 01/15/30	4,025,000	3,562,242
2.13%, 07/08/30	4,850,000	4,090,505
5.85%, 07/13/30	1,865,000	1,950,993
2.14%, 09/23/30	2,795,000	2,325,317
1.71%, 01/12/31	1,775,000	1,434,717
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.22%, 09/17/31	3,175,000	2,622,701
5.77%, 01/13/33	5,700,000	6,029,467
5.78%, 07/13/33	2,030,000	2,153,188
5.81%, 09/14/33	2,900,000	3,091,320
Synchrony Financial
5.15%, 03/19/29 (a)	2,060,000	2,005,760
2.88%, 10/28/31 (a)	2,375,000	1,905,182
Toronto-Dominion Bank
2.00%, 09/10/31	2,700,000	2,246,700
2.45%, 01/12/32	2,065,000	1,734,173
3.20%, 03/10/32	4,750,000	4,212,905
4.46%, 06/08/32	6,470,000	6,291,373
Truist Bank
2.25%, 03/11/30 (a)	4,050,000	3,368,891
Truist Financial Corp.
3.88%, 03/19/29 (a)	2,075,000	1,945,265
1.95%, 06/05/30 (a)	2,475,000	2,071,081
4.92%, 07/28/33 (a)(b)	3,175,000	2,970,913
6.12%, 10/28/33 (a)(b)	2,365,000	2,456,627
5.12%, 01/26/34 (a)(b)	4,750,000	4,604,576
5.87%, 06/08/34 (a)(b)	5,700,000	5,827,358
U.S. Bancorp
3.00%, 07/30/29 (a)	3,055,000	2,768,768
1.38%, 07/22/30 (a)	4,105,000	3,312,705
2.68%, 01/27/33 (a)(b)	2,864,000	2,395,228
4.97%, 07/22/33 (a)(b)	4,025,000	3,822,130
5.85%, 10/21/33 (a)(b)	4,790,000	4,947,892
4.84%, 02/01/34 (a)(b)	6,450,000	6,192,247
5.84%, 06/12/34 (a)(b)	5,391,000	5,569,065
2.49%, 11/03/36 (a)(b)	4,169,000	3,269,012
Webster Financial Corp.
4.10%, 03/25/29 (a)	950,000	882,342
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,832,000	7,624,846
7.95%, 11/15/29	975,000	1,094,857
2.88%, 10/30/30 (a)(b)	11,100,000	9,869,158
2.57%, 02/11/31 (a)(b)	9,580,000	8,292,616
4.48%, 04/04/31 (a)(b)	8,025,000	7,767,707
3.35%, 03/02/33 (a)(b)	12,700,000	11,111,615
4.90%, 07/25/33 (a)(b)	13,400,000	13,068,670
5.39%, 04/24/34 (a)(b)	12,050,000	12,107,051
5.56%, 07/25/34 (a)(b)	13,505,000	13,766,817
6.49%, 10/23/34 (a)(b)	10,450,000	11,387,622
Westpac Banking Corp.
2.65%, 01/16/30	2,170,000	1,945,990
2.15%, 06/03/31	3,375,000	2,855,319
5.41%, 08/10/33 (a)(b)	3,125,000	3,106,940
6.82%, 11/17/33	2,450,000	2,665,394
4.11%, 07/24/34 (a)(b)	3,900,000	3,581,069
2.67%, 11/15/35 (a)(b)	4,755,000	3,873,388
3.02%, 11/18/36 (a)(b)	4,085,000	3,322,606
Wintrust Financial Corp.
4.85%, 06/06/29	875,000	801,579
Zions Bancorp NA
3.25%, 10/29/29 (a)	1,575,000	1,295,095
		1,375,181,642
Brokerage/Asset Managers/Exchanges 2.0%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	1,085,000	966,754
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	1,660,000	1,651,469
5.15%, 05/15/33 (a)	2,475,000	2,554,151
See financial notes
Schwab Fixed-Income ETFs | Annual Report159

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	1,650,000	1,779,822
BlackRock, Inc.
3.25%, 04/30/29 (a)	3,125,000	3,007,523
2.40%, 04/30/30 (a)	3,170,000	2,834,056
1.90%, 01/28/31 (a)	3,980,000	3,360,687
2.10%, 02/25/32 (a)	3,130,000	2,619,376
4.75%, 05/25/33 (a)	4,040,000	4,085,473
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	1,750,000	1,830,428
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	1,845,000	1,478,648
Brookfield Finance, Inc.
4.85%, 03/29/29 (a)	3,225,000	3,210,459
4.35%, 04/15/30 (a)	2,395,000	2,310,355
2.72%, 04/15/31 (a)	1,675,000	1,430,435
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	1,675,000	1,380,156
3.00%, 03/16/32 (a)	900,000	799,749
Charles Schwab Corp.
4.00%, 02/01/29 (a)(d)	1,865,000	1,813,161
3.25%, 05/22/29 (a)(d)	1,855,000	1,740,882
2.75%, 10/01/29 (a)(d)	1,400,000	1,262,336
4.63%, 03/22/30 (a)(d)	1,545,000	1,553,795
1.65%, 03/11/31 (a)(d)	2,275,000	1,837,061
2.30%, 05/13/31 (a)(d)	2,295,000	1,919,612
1.95%, 12/01/31 (a)(d)	2,575,000	2,073,565
2.90%, 03/03/32 (a)(d)	3,070,000	2,651,015
5.85%, 05/19/34 (a)(b)(d)	4,100,000	4,234,320
6.14%, 08/24/34 (a)(b)(d)	4,265,000	4,506,881
CI Financial Corp.
3.20%, 12/17/30 (a)	3,135,000	2,481,725
CME Group, Inc.
2.65%, 03/15/32 (a)	2,540,000	2,258,918
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	2,710,000	2,218,521
Intercontinental Exchange, Inc.
4.35%, 06/15/29 (a)	3,860,000	3,847,799
2.10%, 06/15/30 (a)	4,140,000	3,582,023
1.85%, 09/15/32 (a)	4,840,000	3,886,763
4.60%, 03/15/33 (a)	4,805,000	4,801,038
Jefferies Financial Group, Inc.
4.15%, 01/23/30	3,210,000	3,020,066
2.63%, 10/15/31 (a)	3,295,000	2,737,846
2.75%, 10/15/32 (a)	1,670,000	1,374,594
Lazard Group LLC
4.38%, 03/11/29 (a)	1,635,000	1,591,632
Nasdaq, Inc.
1.65%, 01/15/31 (a)	2,125,000	1,725,977
Nomura Holdings, Inc.
2.71%, 01/22/29	1,600,000	1,418,516
5.61%, 07/06/29	1,850,000	1,892,089
3.10%, 01/16/30	4,710,000	4,167,903
2.68%, 07/16/30	3,300,000	2,813,076
2.61%, 07/14/31	3,250,000	2,699,942
3.00%, 01/22/32	2,610,000	2,203,977
6.18%, 01/18/33 (c)	2,300,000	2,454,267
6.09%, 07/12/33	1,750,000	1,861,112
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	1,635,000	1,649,270
Stifel Financial Corp.
4.00%, 05/15/30 (a)	1,265,000	1,152,132
		114,731,355
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.15%, 09/30/30 (a)	3,025,000	3,193,189
3.30%, 01/30/32 (a)	12,875,000	11,219,612
3.40%, 10/29/33 (a)	4,300,000	3,696,149
Air Lease Corp.
3.25%, 10/01/29 (a)	1,660,000	1,502,810
3.00%, 02/01/30 (a)	2,200,000	1,952,930
3.13%, 12/01/30 (a)	2,490,000	2,182,748
2.88%, 01/15/32 (a)	2,355,000	1,997,739
ARES Capital Corp.
3.20%, 11/15/31 (a)	2,055,000	1,721,258
Blackstone Private Credit Fund
4.00%, 01/15/29 (a)	1,905,000	1,741,272
Blue Owl Credit Income Corp.
7.75%, 01/15/29 (a)(e)	1,700,000	1,753,379
FS KKR Capital Corp.
7.88%, 01/15/29 (a)	1,200,000	1,273,881
GATX Corp.
4.70%, 04/01/29 (a)	1,465,000	1,454,416
4.00%, 06/30/30 (a)	1,695,000	1,593,888
1.90%, 06/01/31 (a)	1,275,000	1,018,571
3.50%, 06/01/32 (a)	1,375,000	1,204,756
4.90%, 03/15/33 (a)	1,170,000	1,148,620
5.45%, 09/15/33 (a)	1,400,000	1,413,247
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	1,000,000	1,032,154
		41,100,619
Financial Other 0.1%
ORIX Corp.
2.25%, 03/09/31 (c)	1,625,000	1,389,721
4.00%, 04/13/32	1,500,000	1,410,470
5.20%, 09/13/32	1,700,000	1,756,565
		4,556,756
Insurance 4.8%
ACE Capital Trust II
9.70%, 04/01/30	1,000,000	1,181,478
Aflac, Inc.
3.60%, 04/01/30 (a)	3,120,000	2,949,792
Alleghany Corp.
3.63%, 05/15/30 (a)	1,580,000	1,496,115
Allstate Corp.
1.45%, 12/15/30 (a)	1,885,000	1,527,489
5.25%, 03/30/33 (a)	2,450,000	2,505,422
5.35%, 06/01/33	1,050,000	1,080,733
American Financial Group, Inc.
5.25%, 04/02/30 (a)	1,025,000	1,030,499
American International Group, Inc.
3.40%, 06/30/30 (a)	1,135,000	1,045,339
5.13%, 03/27/33 (a)	2,425,000	2,462,906
Aon Corp.
3.75%, 05/02/29 (a)	2,448,000	2,343,619
2.80%, 05/15/30 (a)	3,170,000	2,813,798
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	1,305,000	1,067,537
2.60%, 12/02/31 (a)	1,450,000	1,229,633
5.00%, 09/12/32 (a)	1,635,000	1,638,952
5.35%, 02/28/33 (a)	2,310,000	2,374,944
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,160,000	959,939
5.50%, 03/02/33 (a)	1,120,000	1,142,355
See financial notes
160Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Assurant, Inc.
3.70%, 02/22/30 (a)	1,315,000	1,187,432
2.65%, 01/15/32 (a)(c)	1,015,000	824,832
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	1,600,000	1,418,458
Athene Holding Ltd.
6.15%, 04/03/30 (a)	1,610,000	1,665,873
3.50%, 01/15/31 (a)	1,570,000	1,386,193
6.65%, 02/01/33 (a)	1,325,000	1,409,910
AXA SA
8.60%, 12/15/30	2,805,000	3,378,485
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	1,225,000	1,163,565
4.90%, 01/15/40 (a)(b)	445,000	371,457
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	1,585,000	1,381,687
1.45%, 10/15/30 (a)	2,540,000	2,143,661
2.88%, 03/15/32 (a)	3,215,000	2,902,311
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)	2,055,000	2,086,753
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	1,040,000	1,015,710
2.38%, 03/15/31 (a)	2,225,000	1,828,239
4.20%, 03/17/32 (a)	2,025,000	1,856,096
Centene Corp.
4.63%, 12/15/29 (a)	11,120,000	10,699,662
3.38%, 02/15/30 (a)	6,220,000	5,586,097
3.00%, 10/15/30 (a)	7,060,000	6,149,609
2.50%, 03/01/31 (a)	6,940,000	5,791,453
2.63%, 08/01/31 (a)	4,105,000	3,428,618
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	3,255,000	2,684,187
CNA Financial Corp.
3.90%, 05/01/29 (a)	1,660,000	1,590,359
2.05%, 08/15/30 (a)	1,445,000	1,209,405
5.50%, 06/15/33 (a)	1,700,000	1,755,184
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	1,575,000	1,561,298
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)	3,110,000	2,939,231
3.90%, 04/05/32 (a)	4,870,000	4,415,658
6.05%, 09/15/33 (a)(e)	1,600,000	1,673,911
Elevance Health, Inc.
2.88%, 09/15/29 (a)	2,450,000	2,247,229
2.25%, 05/15/30 (a)	3,415,000	2,962,811
2.55%, 03/15/31 (a)	3,260,000	2,832,195
4.10%, 05/15/32 (a)	1,900,000	1,815,191
5.50%, 10/15/32 (a)	2,315,000	2,424,074
4.75%, 02/15/33 (a)	3,165,000	3,170,071
Enstar Group Ltd.
4.95%, 06/01/29 (a)	1,485,000	1,451,855
3.10%, 09/01/31 (a)	1,790,000	1,463,094
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	1,525,000	1,572,284
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (a)	2,205,000	2,124,230
3.38%, 03/03/31 (a)	1,855,000	1,636,869
5.63%, 08/16/32 (a)	2,590,000	2,594,620
6.00%, 12/07/33 (a)(e)	1,100,000	1,130,435
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	2,025,000	1,819,164
2.45%, 03/15/31 (a)	2,095,000	1,737,968
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
First American Financial Corp.
4.00%, 05/15/30 (a)	1,510,000	1,369,382
2.40%, 08/15/31 (a)	2,040,000	1,615,091
Globe Life, Inc.
2.15%, 08/15/30 (a)	1,260,000	1,061,388
4.80%, 06/15/32 (a)	1,370,000	1,334,953
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	940,000	775,105
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	1,905,000	1,734,742
Humana, Inc.
3.70%, 03/23/29 (a)	2,290,000	2,205,787
3.13%, 08/15/29 (a)	1,565,000	1,453,555
4.88%, 04/01/30 (a)	1,585,000	1,606,193
2.15%, 02/03/32 (a)	2,420,000	1,994,559
5.88%, 03/01/33 (a)	2,510,000	2,675,679
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	1,635,000	1,376,822
5.67%, 06/08/32 (a)(c)	1,050,000	1,070,053
Kemper Corp.
2.40%, 09/30/30 (a)	1,285,000	1,007,176
3.80%, 02/23/32 (a)	1,415,000	1,202,453
Lincoln National Corp.
3.05%, 01/15/30 (a)	1,700,000	1,503,368
3.40%, 01/15/31 (a)(c)	1,595,000	1,431,925
3.40%, 03/01/32 (a)	970,000	832,279
Loews Corp.
3.20%, 05/15/30 (a)	1,780,000	1,633,656
Manulife Financial Corp.
3.70%, 03/16/32 (a)	2,440,000	2,291,464
Markel Group, Inc.
3.35%, 09/17/29 (a)	1,170,000	1,073,347
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	4,790,000	4,771,221
2.25%, 11/15/30 (a)	2,475,000	2,140,073
2.38%, 12/15/31 (a)	1,410,000	1,201,733
5.75%, 11/01/32 (a)	1,560,000	1,682,962
5.88%, 08/01/33	850,000	929,274
5.40%, 09/15/33 (a)	2,100,000	2,219,394
MetLife, Inc.
4.55%, 03/23/30 (a)	3,225,000	3,247,657
6.50%, 12/15/32	1,760,000	2,001,573
5.38%, 07/15/33 (a)	3,300,000	3,446,325
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	1,810,000	1,716,664
4.50%, 10/01/50 (a)(b)	260,000	224,977
Primerica, Inc.
2.80%, 11/19/31 (a)	1,950,000	1,653,818
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	1,615,000	1,524,450
2.13%, 06/15/30 (a)	1,850,000	1,565,793
5.38%, 03/15/33 (a)	1,290,000	1,324,403
Progressive Corp.
4.00%, 03/01/29 (a)	1,660,000	1,639,263
6.63%, 03/01/29	950,000	1,042,172
3.20%, 03/26/30 (a)	1,605,000	1,486,849
3.00%, 03/15/32 (a)	1,570,000	1,402,467
6.25%, 12/01/32	1,430,000	1,596,107
4.95%, 06/15/33 (a)	1,510,000	1,550,504
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	1,600,000	1,402,646
5.75%, 07/15/33	950,000	1,038,916
3.70%, 10/01/50 (a)(b)	2,455,000	2,131,140
5.13%, 03/01/52 (a)(b)	3,260,000	3,065,619
See financial notes
Schwab Fixed-Income ETFs | Annual Report161

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 09/01/52 (a)(b)	3,825,000	3,816,861
6.75%, 03/01/53 (a)(b)	1,565,000	1,636,533
Prudential Funding Asia PLC
3.13%, 04/14/30	3,060,000	2,756,036
3.63%, 03/24/32 (a)	1,185,000	1,069,920
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	1,900,000	1,814,729
3.15%, 06/15/30 (a)	1,955,000	1,759,689
6.00%, 09/15/33 (a)	1,250,000	1,314,171
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	1,170,000	1,090,680
5.75%, 06/05/33 (a)	2,475,000	2,509,169
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	1,465,000	1,146,361
Travelers Property Casualty Corp.
6.38%, 03/15/33	1,500,000	1,717,723
UnitedHealth Group, Inc.
4.25%, 01/15/29 (a)	3,935,000	3,929,687
4.00%, 05/15/29 (a)	2,920,000	2,878,020
2.88%, 08/15/29	3,250,000	3,019,999
5.30%, 02/15/30 (a)	4,140,000	4,335,455
2.00%, 05/15/30	3,975,000	3,438,398
2.30%, 05/15/31 (a)	4,805,000	4,165,637
4.20%, 05/15/32 (a)	4,865,000	4,762,041
5.35%, 02/15/33 (a)	6,350,000	6,718,668
4.50%, 04/15/33 (a)	4,790,000	4,755,029
Unum Group
4.00%, 06/15/29 (a)	1,245,000	1,182,495
Willis North America, Inc.
2.95%, 09/15/29 (a)	2,415,000	2,168,007
5.35%, 05/15/33 (a)	2,358,000	2,385,120
		276,963,379
REITs 4.5%
Agree LP
2.90%, 10/01/30 (a)	1,010,000	872,195
4.80%, 10/01/32 (a)	980,000	928,282
2.60%, 06/15/33 (a)	920,000	731,270
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 (a)	1,050,000	1,023,195
2.75%, 12/15/29 (a)	1,310,000	1,156,841
4.70%, 07/01/30 (a)	1,465,000	1,438,229
4.90%, 12/15/30 (a)	2,275,000	2,281,948
3.38%, 08/15/31 (a)	2,315,000	2,090,808
2.00%, 05/18/32 (a)	2,730,000	2,190,708
1.88%, 02/01/33 (a)	3,185,000	2,486,275
American Assets Trust LP
3.38%, 02/01/31 (a)	1,660,000	1,356,251
American Homes 4 Rent LP
4.90%, 02/15/29 (a)	1,295,000	1,284,673
2.38%, 07/15/31 (a)	1,500,000	1,240,244
3.63%, 04/15/32 (a)	1,785,000	1,602,650
AvalonBay Communities, Inc.
3.30%, 06/01/29 (a)	1,400,000	1,308,854
2.30%, 03/01/30 (a)	2,240,000	1,956,830
2.45%, 01/15/31 (a)	1,917,000	1,653,899
2.05%, 01/15/32 (a)	2,285,000	1,915,586
5.00%, 02/15/33 (a)	1,065,000	1,086,814
5.30%, 12/07/33 (a)	1,300,000	1,350,907
Boston Properties LP
3.40%, 06/21/29 (a)	2,654,000	2,387,820
2.90%, 03/15/30 (a)	2,260,000	1,937,424
3.25%, 01/30/31 (a)	3,995,000	3,434,594
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 04/01/32 (a)	2,950,000	2,353,555
2.45%, 10/01/33 (a)	2,505,000	1,910,260
Brixmor Operating Partnership LP
4.13%, 05/15/29 (a)	2,485,000	2,369,628
4.05%, 07/01/30 (a)	2,560,000	2,407,733
2.50%, 08/16/31 (a)	1,550,000	1,303,375
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,215,000	946,869
Camden Property Trust
3.15%, 07/01/29 (a)	1,915,000	1,772,501
2.80%, 05/15/30 (a)	2,405,000	2,161,259
Corporate Office Properties LP
2.00%, 01/15/29 (a)	1,330,000	1,111,068
2.75%, 04/15/31 (a)	2,050,000	1,675,757
2.90%, 12/01/33 (a)	1,000,000	786,530
CubeSmart LP
4.38%, 02/15/29 (a)	1,025,000	996,319
3.00%, 02/15/30 (a)	1,115,000	991,734
2.00%, 02/15/31 (a)	1,465,000	1,198,010
2.50%, 02/15/32 (a)	1,875,000	1,561,913
Digital Realty Trust LP
3.60%, 07/01/29 (a)	2,825,000	2,660,434
EPR Properties
3.75%, 08/15/29 (a)	1,620,000	1,429,207
3.60%, 11/15/31 (a)	1,240,000	1,031,817
ERP Operating LP
3.00%, 07/01/29 (a)	1,850,000	1,710,905
2.50%, 02/15/30 (a)	1,855,000	1,644,509
1.85%, 08/01/31 (a)	1,588,000	1,307,046
Essential Properties LP
2.95%, 07/15/31 (a)	1,275,000	1,004,283
Essex Portfolio LP
4.00%, 03/01/29 (a)	1,575,000	1,504,301
3.00%, 01/15/30 (a)	1,700,000	1,517,858
1.65%, 01/15/31 (a)	1,135,000	904,045
2.55%, 06/15/31 (a)	860,000	723,027
2.65%, 03/15/32 (a)	2,010,000	1,686,237
Extra Space Storage LP
3.90%, 04/01/29 (a)	1,250,000	1,187,163
4.00%, 06/15/29 (a)	1,020,000	975,249
5.50%, 07/01/30 (a)	1,475,000	1,509,662
2.20%, 10/15/30 (a)	1,290,000	1,075,285
5.90%, 01/15/31 (a)	1,950,000	2,038,600
2.55%, 06/01/31 (a)	1,510,000	1,256,744
2.40%, 10/15/31 (a)	1,745,000	1,439,890
2.35%, 03/15/32 (a)	1,920,000	1,567,557
Federal Realty OP LP
3.20%, 06/15/29 (a)	1,365,000	1,242,232
3.50%, 06/01/30 (a)	1,183,000	1,075,271
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	2,070,000	1,815,165
2.00%, 03/15/31 (a)	2,575,000	2,072,662
Healthpeak OP LLC
3.50%, 07/15/29 (a)	2,045,000	1,910,397
3.00%, 01/15/30 (a)	2,375,000	2,120,456
2.88%, 01/15/31 (a)	1,805,000	1,568,249
5.25%, 12/15/32 (a)	2,350,000	2,381,659
Highwoods Realty LP
4.20%, 04/15/29 (a)	1,225,000	1,114,522
3.05%, 02/15/30 (a)	1,250,000	1,036,869
2.60%, 02/01/31 (a)	1,200,000	939,424
See financial notes
162Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	2,095,000	1,887,563
3.50%, 09/15/30 (a)	2,365,000	2,117,810
2.90%, 12/15/31 (a)	1,410,000	1,188,132
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	1,585,000	1,301,186
3.25%, 01/15/30 (a)	1,245,000	936,089
Invitation Homes Operating Partnership LP
5.45%, 08/15/30 (a)	1,425,000	1,437,970
2.00%, 08/15/31 (a)	2,280,000	1,817,092
4.15%, 04/15/32 (a)	1,600,000	1,475,919
5.50%, 08/15/33 (a)	1,185,000	1,188,183
Kilroy Realty LP
4.25%, 08/15/29 (a)	1,255,000	1,159,269
3.05%, 02/15/30 (a)	1,730,000	1,473,490
2.50%, 11/15/32 (a)	1,319,000	1,003,199
2.65%, 11/15/33 (a)	1,425,000	1,083,206
Kimco Realty OP LLC
2.70%, 10/01/30 (a)	1,610,000	1,398,273
2.25%, 12/01/31 (a)	1,450,000	1,184,915
3.20%, 04/01/32 (a)	1,775,000	1,548,174
4.60%, 02/01/33 (a)	2,215,000	2,139,764
Kite Realty Group Trust
4.75%, 09/15/30 (a)	1,215,000	1,147,181
LXP Industrial Trust
2.70%, 09/15/30 (a)	1,335,000	1,112,596
2.38%, 10/01/31 (a)	1,090,000	880,830
Mid-America Apartments LP
3.95%, 03/15/29 (a)	1,730,000	1,684,312
2.75%, 03/15/30 (a)	870,000	764,052
1.70%, 02/15/31 (a)	1,500,000	1,223,026
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,330,000	1,072,184
NNN REIT, Inc.
2.50%, 04/15/30 (a)	1,230,000	1,062,931
5.60%, 10/15/33 (a)	1,580,000	1,634,171
Omega Healthcare Investors, Inc.
3.63%, 10/01/29 (a)	1,600,000	1,420,455
3.38%, 02/01/31 (a)	2,214,000	1,881,161
3.25%, 04/15/33 (a)	2,245,000	1,812,660
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,135,000	931,905
Physicians Realty LP
2.63%, 11/01/31 (a)	1,585,000	1,313,133
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	1,040,000	791,542
2.75%, 04/01/32 (a)	910,000	634,526
Prologis LP
4.38%, 02/01/29 (a)	1,025,000	1,014,147
2.88%, 11/15/29 (a)	1,165,000	1,063,443
2.25%, 04/15/30 (a)	3,105,000	2,720,874
1.75%, 07/01/30 (a)	1,025,000	863,588
1.25%, 10/15/30 (a)	2,315,000	1,875,052
1.75%, 02/01/31 (a)	1,355,000	1,127,651
1.63%, 03/15/31 (a)	1,240,000	1,006,597
2.25%, 01/15/32 (a)	1,460,000	1,227,706
4.63%, 01/15/33 (a)	2,000,000	2,013,993
4.75%, 06/15/33 (a)	2,615,000	2,653,801
Public Storage Operating Co.
5.13%, 01/15/29 (a)	1,600,000	1,653,756
3.39%, 05/01/29 (a)	1,725,000	1,649,728
2.30%, 05/01/31 (a)	2,045,000	1,771,168
2.25%, 11/09/31 (a)	1,770,000	1,514,502
5.10%, 08/01/33 (a)	2,240,000	2,321,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Realty Income Corp.
3.25%, 06/15/29 (a)	1,460,000	1,366,757
3.10%, 12/15/29 (a)	2,040,000	1,874,054
4.85%, 03/15/30 (a)	1,800,000	1,813,795
3.25%, 01/15/31 (a)	3,095,000	2,818,566
5.63%, 10/13/32 (a)	2,675,000	2,821,960
2.85%, 12/15/32 (a)	2,310,000	1,973,208
1.80%, 03/15/33 (a)	1,150,000	894,998
4.90%, 07/15/33 (a)	1,800,000	1,804,430
Regency Centers LP
2.95%, 09/15/29 (a)	1,340,000	1,202,064
3.70%, 06/15/30 (a)	1,965,000	1,831,725
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	1,190,000	977,321
2.15%, 09/01/31 (a)	1,365,000	1,096,922
Sabra Health Care LP
3.90%, 10/15/29 (a)	1,145,000	1,038,649
3.20%, 12/01/31 (a)	2,575,000	2,113,729
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	1,250,000	1,035,369
2.85%, 01/15/32 (a)	1,155,000	948,869
Simon Property Group LP
2.45%, 09/13/29 (a)	4,030,000	3,592,512
2.65%, 07/15/30 (a)	2,385,000	2,115,558
2.20%, 02/01/31 (a)	2,380,000	1,997,681
2.25%, 01/15/32 (a)	2,150,000	1,789,139
2.65%, 02/01/32 (a)	2,125,000	1,818,957
5.50%, 03/08/33 (a)	2,165,000	2,246,010
Spirit Realty LP
4.00%, 07/15/29 (a)	1,160,000	1,102,462
3.40%, 01/15/30 (a)	1,630,000	1,487,206
3.20%, 02/15/31 (a)	1,405,000	1,242,836
2.70%, 02/15/32 (a)	1,200,000	1,008,472
STORE Capital Corp.
4.63%, 03/15/29 (a)	1,065,000	980,030
2.75%, 11/18/30 (a)	1,085,000	855,569
2.70%, 12/01/31 (a)	1,280,000	979,258
Sun Communities Operating LP
2.70%, 07/15/31 (a)	2,290,000	1,912,424
4.20%, 04/15/32 (a)	2,095,000	1,915,029
5.70%, 01/15/33 (a)	1,175,000	1,196,913
Tanger Properties LP
2.75%, 09/01/31 (a)	1,200,000	967,436
UDR, Inc.
4.40%, 01/26/29 (a)	925,000	895,545
3.20%, 01/15/30 (a)	1,950,000	1,776,796
3.00%, 08/15/31 (a)	1,850,000	1,638,771
2.10%, 08/01/32 (a)	1,450,000	1,141,948
1.90%, 03/15/33 (a)	1,350,000	1,036,468
2.10%, 06/15/33 (a)	670,000	517,081
Ventas Realty LP
4.40%, 01/15/29 (a)	2,580,000	2,511,776
3.00%, 01/15/30 (a)	1,935,000	1,714,308
4.75%, 11/15/30 (a)	1,580,000	1,541,232
2.50%, 09/01/31 (a)	1,525,000	1,260,084
Welltower OP LLC
2.05%, 01/15/29 (a)	1,445,000	1,272,936
4.13%, 03/15/29 (a)	1,890,000	1,825,043
3.10%, 01/15/30 (a)	2,450,000	2,214,160
2.75%, 01/15/31 (a)	1,925,000	1,676,691
2.80%, 06/01/31 (a)	2,290,000	2,002,187
2.75%, 01/15/32 (a)	1,825,000	1,555,588
3.85%, 06/15/32 (a)	1,605,000	1,486,655
See financial notes
Schwab Fixed-Income ETFs | Annual Report163

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WP Carey, Inc.
3.85%, 07/15/29 (a)	1,156,000	1,086,125
2.40%, 02/01/31 (a)	1,750,000	1,481,537
2.45%, 02/01/32 (a)	1,165,000	948,966
2.25%, 04/01/33 (a)	1,265,000	990,285
		258,292,334
		2,070,826,085

Industrial 55.0%
Basic Industry 2.9%
Air Products & Chemicals, Inc.
2.05%, 05/15/30 (a)	2,650,000	2,317,926
4.80%, 03/03/33 (a)	2,050,000	2,120,529
Albemarle Corp.
5.05%, 06/01/32 (a)	1,960,000	1,914,853
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	2,264,000	1,972,571
ArcelorMittal SA
4.25%, 07/16/29 (c)	1,455,000	1,420,504
6.80%, 11/29/32 (a)	3,300,000	3,573,026
BHP Billiton Finance USA Ltd.
5.25%, 09/08/30 (a)	2,850,000	2,954,563
4.90%, 02/28/33 (a)	2,425,000	2,482,417
5.25%, 09/08/33 (a)	4,725,000	4,908,369
Cabot Corp.
4.00%, 07/01/29 (a)	850,000	809,875
5.00%, 06/30/32 (a)	1,405,000	1,390,975
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (a)	2,330,000	2,446,873
6.55%, 11/15/30 (a)	3,165,000	3,353,251
6.38%, 07/15/32 (a)	3,200,000	3,389,447
6.70%, 11/15/33 (a)	3,350,000	3,644,288
Dow Chemical Co.
7.38%, 11/01/29	2,622,000	2,964,071
2.10%, 11/15/30 (a)	2,995,000	2,565,683
6.30%, 03/15/33 (a)(c)	1,740,000	1,921,744
Eastman Chemical Co.
5.75%, 03/08/33 (a)	1,555,000	1,616,322
Ecolab, Inc.
4.80%, 03/24/30 (a)	2,160,000	2,221,813
1.30%, 01/30/31 (a)	1,780,000	1,456,444
2.13%, 02/01/32 (a)	2,170,000	1,852,331
EIDP, Inc.
2.30%, 07/15/30 (a)	1,553,000	1,364,233
4.80%, 05/15/33 (a)	2,025,000	2,052,684
FMC Corp.
3.45%, 10/01/29 (a)	1,670,000	1,526,578
5.65%, 05/18/33 (a)	1,575,000	1,565,981
Freeport-McMoRan, Inc.
5.25%, 09/01/29 (a)	1,494,000	1,515,194
4.25%, 03/01/30 (a)	1,445,000	1,358,400
4.63%, 08/01/30 (a)	1,930,000	1,887,707
Georgia-Pacific LLC
7.75%, 11/15/29	1,675,000	1,937,717
8.88%, 05/15/31	1,250,000	1,565,085
Huntsman International LLC
4.50%, 05/01/29 (a)	2,425,000	2,344,150
2.95%, 06/15/31 (a)	1,375,000	1,172,659
Kinross Gold Corp.
6.25%, 07/15/33 (a)(e)	1,575,000	1,653,402
Linde, Inc.
1.10%, 08/10/30 (a)	2,200,000	1,826,767
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance III LLC
2.25%, 10/01/30 (a)	1,585,000	1,360,568
5.63%, 05/15/33 (a)	1,600,000	1,674,801
Mosaic Co.
5.45%, 11/15/33 (a)	1,600,000	1,633,814
NewMarket Corp.
2.70%, 03/18/31 (a)	1,335,000	1,125,218
Newmont Corp.
2.80%, 10/01/29 (a)	2,150,000	1,967,372
2.25%, 10/01/30 (a)	3,125,000	2,703,993
2.60%, 07/15/32 (a)	3,250,000	2,782,543
Nucor Corp.
2.70%, 06/01/30 (a)	1,465,000	1,328,324
3.13%, 04/01/32 (a)	1,750,000	1,577,080
Nutrien Ltd.
4.20%, 04/01/29 (a)	2,400,000	2,363,207
2.95%, 05/13/30 (a)	1,575,000	1,426,298
Packaging Corp. of America
3.00%, 12/15/29 (a)	1,700,000	1,541,605
5.70%, 12/01/33 (a)	1,100,000	1,158,840
PPG Industries, Inc.
2.80%, 08/15/29 (a)	975,000	887,701
2.55%, 06/15/30 (a)	900,000	784,849
Rayonier LP
2.75%, 05/17/31 (a)	1,420,000	1,189,360
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	1,625,000	1,380,395
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,350,000	1,545,860
6.13%, 12/15/33	2,550,000	2,797,040
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	1,895,000	1,967,114
Rohm & Haas Co.
7.85%, 07/15/29	1,725,000	1,946,049
RPM International, Inc.
4.55%, 03/01/29 (a)	1,125,000	1,110,472
2.95%, 01/15/32 (a)	850,000	719,275
Sherwin-Williams Co.
2.95%, 08/15/29 (a)	2,535,000	2,349,634
2.30%, 05/15/30 (a)	1,550,000	1,352,146
2.20%, 03/15/32 (a)	1,675,000	1,395,664
Steel Dynamics, Inc.
3.45%, 04/15/30 (a)	1,945,000	1,796,889
3.25%, 01/15/31 (a)	1,555,000	1,411,922
Suzano Austria GmbH
6.00%, 01/15/29 (a)	5,550,000	5,674,152
5.00%, 01/15/30 (a)	2,905,000	2,805,987
3.75%, 01/15/31 (a)	3,900,000	3,430,390
3.13%, 01/15/32 (a)	3,135,000	2,599,416
Teck Resources Ltd.
3.90%, 07/15/30 (a)	1,785,000	1,662,996
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	4,765,000	4,380,110
6.13%, 06/12/33 (a)	4,760,000	4,934,830
Westlake Corp.
3.38%, 06/15/30 (a)	925,000	839,183
WestRock MWV LLC
8.20%, 01/15/30	1,350,000	1,557,280
7.95%, 02/15/31	1,000,000	1,166,088
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	2,475,000	2,369,903
4.00%, 04/15/30 (a)	2,385,000	2,277,862
See financial notes
164Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.38%, 03/15/32	2,090,000	2,431,644
3.38%, 03/09/33 (a)	1,485,000	1,320,778
WRKCo, Inc.
4.90%, 03/15/29 (a)	2,400,000	2,413,757
4.20%, 06/01/32 (a)	1,575,000	1,512,407
3.00%, 06/15/33 (a)	1,935,000	1,670,608
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	1,605,000	1,359,247
		164,753,103
Capital Goods 5.3%
3M Co.
3.38%, 03/01/29 (a)(c)	2,565,000	2,403,954
2.38%, 08/26/29 (a)	3,171,000	2,808,564
3.05%, 04/15/30 (a)	1,875,000	1,694,165
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	1,600,000	1,330,669
Allegion PLC
3.50%, 10/01/29 (a)	1,340,000	1,241,250
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	1,950,000	2,008,311
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	1,650,000	1,718,558
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	1,615,000	1,401,298
2.69%, 05/25/31 (a)	2,380,000	2,059,794
Amphenol Corp.
4.35%, 06/01/29 (a)	1,625,000	1,619,948
2.80%, 02/15/30 (a)	2,875,000	2,621,271
2.20%, 09/15/31 (a)	2,225,000	1,874,335
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,350,000	1,220,171
Avery Dennison Corp.
2.65%, 04/30/30 (a)	1,845,000	1,634,195
2.25%, 02/15/32 (a)	1,270,000	1,051,300
5.75%, 03/15/33 (a)	1,255,000	1,329,617
Boeing Co.
3.20%, 03/01/29 (a)	3,420,000	3,202,977
2.95%, 02/01/30 (a)	2,360,000	2,132,520
5.15%, 05/01/30 (a)	13,945,000	14,203,598
3.63%, 02/01/31 (a)	4,460,000	4,146,881
6.13%, 02/15/33	1,525,000	1,647,282
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	2,350,000	2,087,845
2.20%, 03/01/32 (a)	1,725,000	1,405,474
Carrier Global Corp.
2.72%, 02/15/30 (a)	6,450,000	5,776,900
2.70%, 02/15/31 (a)(e)	2,465,000	2,154,435
Caterpillar, Inc.
2.60%, 09/19/29 (a)	1,555,000	1,432,915
2.60%, 04/09/30 (a)	2,625,000	2,390,077
1.90%, 03/12/31 (a)	1,485,000	1,279,529
CNH Industrial Capital LLC
5.50%, 01/12/29 (a)	1,600,000	1,651,744
Deere & Co.
5.38%, 10/16/29	1,500,000	1,587,327
3.10%, 04/15/30 (a)	2,350,000	2,181,722
7.13%, 03/03/31	950,000	1,111,002
Dover Corp.
2.95%, 11/04/29 (a)	1,055,000	956,721
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	2,450,000	2,081,839
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eaton Corp.
4.00%, 11/02/32	2,150,000	2,084,796
4.15%, 03/15/33 (a)	4,140,000	4,055,863
Emerson Electric Co.
1.95%, 10/15/30 (a)	1,475,000	1,272,265
2.20%, 12/21/31 (a)	3,440,000	2,946,962
Flowserve Corp.
3.50%, 10/01/30 (a)	1,630,000	1,450,135
2.80%, 01/15/32 (a)	1,575,000	1,306,913
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	2,075,000	1,919,985
4.00%, 03/25/32 (a)	1,425,000	1,330,838
5.88%, 06/01/33 (a)	2,085,000	2,183,830
GE Capital Funding LLC
4.55%, 05/15/32 (a)	1,560,000	1,531,299
General Dynamics Corp.
3.63%, 04/01/30 (a)	3,125,000	3,005,826
2.25%, 06/01/31 (a)	1,610,000	1,402,550
General Electric Co.
6.75%, 03/15/32	4,230,000	4,822,765
HEICO Corp.
5.35%, 08/01/33 (a)	1,900,000	1,948,936
Honeywell International, Inc.
4.25%, 01/15/29 (a)	1,760,000	1,764,947
2.70%, 08/15/29 (a)	2,615,000	2,419,981
1.95%, 06/01/30 (a)	3,200,000	2,781,718
1.75%, 09/01/31 (a)	4,775,000	3,988,557
5.00%, 02/15/33 (a)	3,650,000	3,824,416
Howmet Aerospace, Inc.
3.00%, 01/15/29 (a)	2,200,000	2,010,835
Hubbell, Inc.
2.30%, 03/15/31 (a)	950,000	800,188
Huntington Ingalls Industries, Inc.
4.20%, 05/01/30 (a)	1,543,000	1,469,159
IDEX Corp.
3.00%, 05/01/30 (a)	1,550,000	1,383,711
2.63%, 06/15/31 (a)	1,655,000	1,413,260
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,125,000	3,310,291
John Deere Capital Corp.
3.45%, 03/07/29	2,020,000	1,939,157
3.35%, 04/18/29	2,100,000	2,014,467
2.80%, 07/18/29	2,055,000	1,906,561
4.85%, 10/11/29	650,000	669,723
2.45%, 01/09/30	1,730,000	1,561,788
4.70%, 06/10/30	2,810,000	2,856,780
1.45%, 01/15/31	2,000,000	1,647,946
2.00%, 06/17/31	2,080,000	1,767,331
3.90%, 06/07/32	1,706,000	1,647,559
4.35%, 09/15/32	1,950,000	1,945,690
5.15%, 09/08/33	3,300,000	3,476,943
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	2,130,000	1,771,511
2.00%, 09/16/31 (a)	1,690,000	1,411,346
4.90%, 12/01/32 (a)	1,275,000	1,289,598
Kennametal, Inc.
2.80%, 03/01/31 (a)	875,000	738,705
L3Harris Technologies, Inc.
2.90%, 12/15/29 (a)	1,500,000	1,358,703
1.80%, 01/15/31 (a)	1,800,000	1,483,698
5.40%, 07/31/33 (a)	4,775,000	4,973,307
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	1,575,000	1,530,501
See financial notes
Schwab Fixed-Income ETFs | Annual Report165

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	1,250,000	1,075,107
3.90%, 06/15/32 (a)	2,695,000	2,603,283
5.25%, 01/15/33 (a)	3,125,000	3,318,575
Martin Marietta Materials, Inc.
2.50%, 03/15/30 (a)	1,635,000	1,443,549
2.40%, 07/15/31 (a)	2,755,000	2,349,709
Masco Corp.
2.00%, 10/01/30 (a)	995,000	822,910
2.00%, 02/15/31 (a)	1,920,000	1,584,593
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)(c)	1,565,000	1,450,736
Nordson Corp.
5.80%, 09/15/33 (a)	1,500,000	1,595,568
Northrop Grumman Corp.
4.40%, 05/01/30 (a)	2,328,000	2,315,852
4.70%, 03/15/33 (a)	3,220,000	3,252,264
nVent Finance SARL
2.75%, 11/15/31 (a)	750,000	617,688
5.65%, 05/15/33 (a)	1,600,000	1,629,241
Oshkosh Corp.
3.10%, 03/01/30 (a)	1,025,000	923,816
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	4,725,000	4,208,339
Owens Corning
3.95%, 08/15/29 (a)	1,425,000	1,360,023
3.88%, 06/01/30 (a)	985,000	927,014
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,300,000	3,109,075
4.50%, 09/15/29 (a)	3,135,000	3,147,603
Pentair Finance SARL
4.50%, 07/01/29 (a)	1,250,000	1,206,415
5.90%, 07/15/32 (a)	1,285,000	1,337,476
Regal Rexnord Corp.
6.30%, 02/15/30 (a)(e)	3,440,000	3,543,892
6.40%, 04/15/33 (a)(e)	4,000,000	4,183,761
Republic Services, Inc.
4.88%, 04/01/29 (a)	2,450,000	2,499,494
2.30%, 03/01/30 (a)	1,825,000	1,609,754
1.45%, 02/15/31 (a)	2,125,000	1,729,390
1.75%, 02/15/32 (a)	2,460,000	2,006,770
2.38%, 03/15/33 (a)	2,220,000	1,858,819
5.00%, 12/15/33 (a)	2,000,000	2,043,364
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	1,342,000	1,301,964
1.75%, 08/15/31 (a)	1,350,000	1,116,566
RTX Corp.
5.75%, 01/15/29 (a)	1,625,000	1,700,789
7.50%, 09/15/29	1,375,000	1,554,253
2.25%, 07/01/30 (a)	3,045,000	2,632,387
6.00%, 03/15/31 (a)	3,225,000	3,437,459
1.90%, 09/01/31 (a)	3,195,000	2,602,154
2.38%, 03/15/32 (a)	3,100,000	2,584,365
5.15%, 02/27/33 (a)	3,970,000	4,049,498
Sonoco Products Co.
3.13%, 05/01/30 (a)	1,910,000	1,729,440
2.85%, 02/01/32 (a)	1,600,000	1,367,404
Stanley Black & Decker, Inc.
2.30%, 03/15/30 (a)	2,350,000	2,000,671
3.00%, 05/15/32 (a)	1,630,000	1,411,925
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	3,210,000	2,798,765
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Textron, Inc.
3.90%, 09/17/29 (a)	1,140,000	1,087,089
3.00%, 06/01/30 (a)	2,125,000	1,904,573
2.45%, 03/15/31 (a)	1,475,000	1,257,204
6.10%, 11/15/33 (a)	1,145,000	1,224,736
Timken Co.
4.13%, 04/01/32 (a)	1,075,000	991,663
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	2,770,000	2,686,570
5.25%, 03/03/33 (a)	1,960,000	2,032,874
Veralto Corp.
5.45%, 09/18/33 (a)(e)	2,200,000	2,283,763
Vontier Corp.
2.95%, 04/01/31 (a)	1,900,000	1,600,686
Vulcan Materials Co.
3.50%, 06/01/30 (a)	2,450,000	2,282,316
Waste Connections, Inc.
3.50%, 05/01/29 (a)	2,000,000	1,915,544
2.60%, 02/01/30 (a)	1,836,000	1,650,921
2.20%, 01/15/32 (a)	2,075,000	1,734,461
3.20%, 06/01/32 (a)	1,575,000	1,416,697
4.20%, 01/15/33 (a)	2,300,000	2,236,648
Waste Management, Inc.
4.88%, 02/15/29 (a)	2,400,000	2,456,864
2.00%, 06/01/29 (a)	1,525,000	1,359,054
4.63%, 02/15/30 (a)	2,410,000	2,439,797
1.50%, 03/15/31 (a)	3,210,000	2,625,201
4.15%, 04/15/32 (a)	3,191,000	3,119,643
4.63%, 02/15/33 (a)	1,550,000	1,556,743
Xylem, Inc.
2.25%, 01/30/31 (a)	1,700,000	1,458,338
		303,232,633
Communications 8.2%
America Movil SAB de CV
3.63%, 04/22/29 (a)	3,180,000	3,009,362
2.88%, 05/07/30 (a)	2,990,000	2,666,667
4.70%, 07/21/32 (a)	2,420,000	2,375,368
American Tower Corp.
3.95%, 03/15/29 (a)	2,010,000	1,922,573
3.80%, 08/15/29 (a)	5,380,000	5,109,206
2.90%, 01/15/30 (a)	2,170,000	1,940,358
2.10%, 06/15/30 (a)	2,575,000	2,162,752
1.88%, 10/15/30 (a)	2,510,000	2,060,204
2.70%, 04/15/31 (a)	2,450,000	2,108,930
2.30%, 09/15/31 (a)	2,375,000	1,968,514
4.05%, 03/15/32 (a)	1,850,000	1,736,372
5.65%, 03/15/33 (a)	2,950,000	3,069,307
5.55%, 07/15/33 (a)	2,725,000	2,826,796
5.90%, 11/15/33 (a)	1,800,000	1,911,457
AT&T, Inc.
4.35%, 03/01/29 (a)	9,525,000	9,408,192
4.30%, 02/15/30 (a)	10,110,000	9,900,346
2.75%, 06/01/31 (a)	9,450,000	8,286,659
2.25%, 02/01/32 (a)	8,000,000	6,621,500
2.55%, 12/01/33 (a)	12,000,000	9,799,081
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	1,755,000	1,456,949
5.10%, 05/11/33 (a)	2,700,000	2,770,087
British Telecommunications PLC
9.63%, 12/15/30 (f)	8,750,000	10,842,586
See financial notes
166Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (a)	3,975,000	3,455,312
5.05%, 03/30/29 (a)	4,095,000	4,057,887
2.80%, 04/01/31 (a)	5,050,000	4,267,616
2.30%, 02/01/32 (a)	3,145,000	2,505,793
4.40%, 04/01/33 (a)(c)	3,200,000	2,964,721
Comcast Corp.
4.55%, 01/15/29 (a)	3,125,000	3,142,927
2.65%, 02/01/30 (a)	4,935,000	4,442,333
3.40%, 04/01/30 (a)	5,000,000	4,684,658
4.25%, 10/15/30 (a)	4,840,000	4,774,049
1.95%, 01/15/31 (a)	5,050,000	4,261,974
1.50%, 02/15/31 (a)	5,475,000	4,469,166
5.50%, 11/15/32 (a)	3,350,000	3,569,767
4.25%, 01/15/33	5,435,000	5,283,626
4.65%, 02/15/33 (a)	3,090,000	3,121,797
7.05%, 03/15/33	2,425,000	2,836,041
4.80%, 05/15/33 (a)	3,130,000	3,172,391
Crown Castle, Inc.
4.30%, 02/15/29 (a)	1,880,000	1,812,008
5.60%, 06/01/29 (a)	2,550,000	2,610,333
3.10%, 11/15/29 (a)	1,725,000	1,546,834
3.30%, 07/01/30 (a)	2,350,000	2,109,275
2.25%, 01/15/31 (a)	3,440,000	2,851,834
2.10%, 04/01/31 (a)	3,225,000	2,629,014
2.50%, 07/15/31 (a)	2,400,000	2,003,120
5.10%, 05/01/33 (a)	2,350,000	2,333,648
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	11,105,000	13,395,613
9.25%, 06/01/32	1,445,000	1,877,132
Discovery Communications LLC
4.13%, 05/15/29 (a)	2,350,000	2,230,499
3.63%, 05/15/30 (a)	3,190,000	2,897,164
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	2,495,000	2,084,601
Fox Corp.
4.71%, 01/25/29 (a)	6,290,000	6,262,067
3.50%, 04/08/30 (a)	1,921,000	1,773,555
6.50%, 10/13/33 (a)	4,110,000	4,452,522
Grupo Televisa SAB
8.50%, 03/11/32	870,000	1,022,109
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	2,075,000	2,045,156
2.40%, 03/01/31 (a)	1,600,000	1,357,146
5.38%, 06/15/33 (a)	900,000	917,050
Koninklijke KPN NV
8.38%, 10/01/30	1,750,000	2,064,147
Meta Platforms, Inc.
4.80%, 05/15/30 (a)	3,375,000	3,460,531
3.85%, 08/15/32 (a)	9,390,000	8,936,748
4.95%, 05/15/33 (a)	5,560,000	5,743,189
Netflix, Inc.
6.38%, 05/15/29	2,575,000	2,806,520
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	1,880,000	1,635,899
4.20%, 06/01/30 (a)	1,925,000	1,867,457
2.60%, 08/01/31 (a)	2,590,000	2,227,020
Orange SA
9.00%, 03/01/31	7,950,000	9,831,090
Paramount Global
4.20%, 06/01/29 (a)	1,685,000	1,579,361
7.88%, 07/30/30	2,770,000	3,003,638
4.95%, 01/15/31 (a)	4,075,000	3,871,918
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 05/19/32 (a)	3,350,000	2,997,198
5.50%, 05/15/33	1,200,000	1,139,760
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	6,225,000	5,739,246
Sprint Capital Corp.
8.75%, 03/15/32	6,490,000	8,010,511
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	1,485,000	1,414,456
Telefonica Europe BV
8.25%, 09/15/30	4,000,000	4,693,640
TELUS Corp.
3.40%, 05/13/32 (a)	2,930,000	2,614,270
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	3,200,000	3,723,957
T-Mobile USA, Inc.
2.63%, 02/15/29 (a)	3,250,000	2,930,489
2.40%, 03/15/29 (a)	1,675,000	1,503,200
3.38%, 04/15/29 (a)	7,500,000	6,973,166
3.88%, 04/15/30 (a)	22,150,000	21,034,110
2.55%, 02/15/31 (a)	8,040,000	6,924,017
2.88%, 02/15/31 (a)	3,365,000	2,964,211
3.50%, 04/15/31 (a)	7,775,000	7,119,288
2.25%, 11/15/31 (a)	3,305,000	2,752,711
2.70%, 03/15/32 (a)	2,890,000	2,467,542
5.20%, 01/15/33 (a)	3,750,000	3,844,936
5.05%, 07/15/33 (a)	8,445,000	8,521,344
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	1,525,000	1,786,475
Verizon Communications, Inc.
3.88%, 02/08/29 (a)	3,280,000	3,181,978
4.02%, 12/03/29 (a)	12,440,000	12,044,481
3.15%, 03/22/30 (a)	4,850,000	4,438,933
1.50%, 09/18/30 (a)	3,175,000	2,619,505
1.68%, 10/30/30 (a)	3,450,000	2,843,902
7.75%, 12/01/30	1,900,000	2,229,303
1.75%, 01/20/31 (a)	7,125,000	5,865,621
2.55%, 03/21/31 (a)	11,875,000	10,246,606
2.36%, 03/15/32 (a)	14,775,000	12,306,885
5.05%, 05/09/33 (a)	3,125,000	3,192,349
4.50%, 08/10/33	6,800,000	6,639,090
6.40%, 09/15/33	1,230,000	1,373,100
Vodafone Group PLC
7.88%, 02/15/30	2,400,000	2,754,761
6.25%, 11/30/32	1,500,000	1,637,116
Walt Disney Co.
2.00%, 09/01/29 (a)	6,225,000	5,533,107
3.80%, 03/22/30	3,970,000	3,858,622
2.65%, 01/13/31	8,000,000	7,125,951
6.55%, 03/15/33	1,145,000	1,327,366
Warnermedia Holdings, Inc.
4.05%, 03/15/29 (a)	4,665,000	4,426,418
4.28%, 03/15/32 (a)	15,880,000	14,532,202
Weibo Corp.
3.38%, 07/08/30 (a)	2,400,000	2,067,032
		469,600,377
Consumer Cyclical 7.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (a)	4,650,000	3,854,950
Amazon.com, Inc.
3.45%, 04/13/29 (a)	4,795,000	4,648,438
4.65%, 12/01/29 (a)	4,650,000	4,775,728
1.50%, 06/03/30 (a)	6,375,000	5,404,509
2.10%, 05/12/31 (a)	9,590,000	8,276,464
See financial notes
Schwab Fixed-Income ETFs | Annual Report167

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 04/13/32 (a)	8,050,000	7,668,558
4.70%, 12/01/32 (a)	7,375,000	7,581,369
American Honda Finance Corp.
2.25%, 01/12/29	1,925,000	1,738,882
4.60%, 04/17/30	2,450,000	2,452,705
5.85%, 10/04/30	1,550,000	1,656,600
1.80%, 01/13/31	2,300,000	1,947,616
Aptiv PLC
4.35%, 03/15/29 (a)	950,000	927,719
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	2,525,000	2,232,902
AutoNation, Inc.
4.75%, 06/01/30 (a)	1,575,000	1,521,984
2.40%, 08/01/31 (a)	1,455,000	1,173,567
3.85%, 03/01/32 (a)	2,220,000	1,979,758
AutoZone, Inc.
3.75%, 04/18/29 (a)	1,525,000	1,459,144
4.00%, 04/15/30 (a)	2,250,000	2,165,598
1.65%, 01/15/31 (a)	1,675,000	1,363,142
4.75%, 08/01/32 (a)	2,400,000	2,380,533
4.75%, 02/01/33 (a)	1,700,000	1,677,916
5.20%, 08/01/33 (a)	1,000,000	1,018,407
6.55%, 11/01/33 (a)	1,700,000	1,891,112
Best Buy Co., Inc.
1.95%, 10/01/30 (a)	2,125,000	1,767,219
Block Financial LLC
3.88%, 08/15/30 (a)	2,100,000	1,924,054
Booking Holdings, Inc.
4.63%, 04/13/30 (a)	4,805,000	4,846,088
CBRE Services, Inc.
2.50%, 04/01/31 (a)	1,610,000	1,363,183
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	1,255,000	1,116,643
3.70%, 01/15/31 (a)	1,450,000	1,255,113
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	5,625,000	4,823,786
1.75%, 04/20/32 (a)	3,140,000	2,615,392
Cummins, Inc.
1.50%, 09/01/30 (a)	2,765,000	2,308,924
Darden Restaurants, Inc.
6.30%, 10/10/33 (a)	1,605,000	1,726,685
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	2,450,000	2,088,821
Dollar General Corp.
3.50%, 04/03/30 (a)	3,225,000	2,974,026
5.00%, 11/01/32 (a)(c)	2,145,000	2,142,898
5.45%, 07/05/33 (a)(c)	3,180,000	3,244,075
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	2,550,000	2,166,930
eBay, Inc.
2.70%, 03/11/30 (a)	3,075,000	2,741,717
2.60%, 05/10/31 (a)	2,575,000	2,246,996
6.30%, 11/22/32 (a)	1,250,000	1,377,794
Expedia Group, Inc.
3.25%, 02/15/30 (a)	3,725,000	3,419,540
2.95%, 03/15/31 (a)	1,730,000	1,530,810
Ford Motor Co.
9.63%, 04/22/30 (a)	1,500,000	1,768,159
7.45%, 07/16/31	2,800,000	3,053,848
3.25%, 02/12/32 (a)	8,000,000	6,659,865
6.10%, 08/19/32 (a)(c)	5,700,000	5,756,223
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (a)	2,500,000	2,192,201
5.11%, 05/03/29 (a)	4,600,000	4,480,204
7.35%, 03/06/30 (a)	3,800,000	4,082,460
7.20%, 06/10/30 (a)	3,000,000	3,200,038
4.00%, 11/13/30 (a)	5,000,000	4,486,809
3.63%, 06/17/31 (a)	3,500,000	3,022,258
7.12%, 11/07/33 (a)	4,000,000	4,312,784
General Motors Co.
5.40%, 10/15/29 (a)	3,150,000	3,207,218
5.60%, 10/15/32 (a)(c)	3,925,000	4,015,595
General Motors Financial Co., Inc.
5.80%, 01/07/29 (a)	5,000,000	5,123,850
5.65%, 01/17/29 (a)	1,500,000	1,536,399
4.30%, 04/06/29 (a)	3,555,000	3,430,914
5.85%, 04/06/30 (a)	3,200,000	3,303,631
3.60%, 06/21/30 (a)	3,250,000	2,956,663
2.35%, 01/08/31 (a)	3,150,000	2,606,613
2.70%, 06/10/31 (a)	3,565,000	2,991,899
3.10%, 01/12/32 (a)	3,985,000	3,397,867
6.40%, 01/09/33 (a)	3,025,000	3,223,002
Genuine Parts Co.
1.88%, 11/01/30 (a)	1,750,000	1,420,310
2.75%, 02/01/32 (a)	1,625,000	1,360,384
6.88%, 11/01/33 (a)	1,200,000	1,334,377
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29 (a)	2,500,000	2,490,290
4.00%, 01/15/30 (a)	2,185,000	1,995,351
4.00%, 01/15/31 (a)	2,075,000	1,870,584
3.25%, 01/15/32 (a)	2,527,000	2,145,147
6.75%, 12/01/33 (a)	1,400,000	1,511,722
Home Depot, Inc.
4.90%, 04/15/29 (a)	2,300,000	2,365,172
2.95%, 06/15/29 (a)	5,669,000	5,338,108
2.70%, 04/15/30 (a)	4,585,000	4,195,964
1.38%, 03/15/31 (a)	4,075,000	3,333,855
1.88%, 09/15/31 (a)	3,400,000	2,847,565
3.25%, 04/15/32 (a)	3,940,000	3,644,427
4.50%, 09/15/32 (a)	3,950,000	4,031,467
Honda Motor Co. Ltd.
2.97%, 03/10/32 (a)	2,000,000	1,830,263
Hyatt Hotels Corp.
5.75%, 04/23/30 (a)	1,400,000	1,453,865
JD.com, Inc.
3.38%, 01/14/30 (a)	2,130,000	1,930,278
Lear Corp.
4.25%, 05/15/29 (a)	1,140,000	1,097,210
3.50%, 05/30/30 (a)	1,175,000	1,053,678
2.60%, 01/15/32 (a)	1,050,000	861,342
LKQ Corp.
6.25%, 06/15/33 (a)	1,950,000	2,039,502
Lowe's Cos., Inc.
6.50%, 03/15/29	1,072,000	1,164,390
3.65%, 04/05/29 (a)	4,795,000	4,625,244
4.50%, 04/15/30 (a)	4,210,000	4,190,955
1.70%, 10/15/30 (a)	3,725,000	3,099,373
2.63%, 04/01/31 (a)	4,725,000	4,145,394
3.75%, 04/01/32 (a)	4,855,000	4,541,377
5.00%, 04/15/33 (a)	3,800,000	3,883,540
5.15%, 07/01/33 (a)	3,250,000	3,342,219
Magna International, Inc.
2.45%, 06/15/30 (a)	2,375,000	2,082,200
5.50%, 03/21/33 (a)	1,600,000	1,696,897
See financial notes
168Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marriott International, Inc.
4.90%, 04/15/29 (a)	2,580,000	2,600,681
4.63%, 06/15/30 (a)	3,110,000	3,060,499
2.85%, 04/15/31 (a)	3,470,000	3,012,426
3.50%, 10/15/32 (a)	3,260,000	2,910,290
2.75%, 10/15/33 (a)	2,100,000	1,735,950
McDonald's Corp.
2.63%, 09/01/29 (a)	3,175,000	2,907,396
2.13%, 03/01/30 (a)	2,325,000	2,033,621
3.60%, 07/01/30 (a)	3,265,000	3,099,754
4.60%, 09/09/32 (a)	2,375,000	2,407,923
4.95%, 08/14/33 (a)	1,910,000	1,964,922
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	975,000	895,009
2.50%, 01/15/31 (a)	1,120,000	921,184
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	4,755,000	5,967,535
NIKE, Inc.
2.85%, 03/27/30 (a)	4,750,000	4,371,349
NVR, Inc.
3.00%, 05/15/30 (a)	2,875,000	2,565,745
O'Reilly Automotive, Inc.
3.90%, 06/01/29 (a)	1,850,000	1,787,919
4.20%, 04/01/30 (a)	1,540,000	1,487,328
1.75%, 03/15/31 (a)	1,400,000	1,143,789
4.70%, 06/15/32 (a)	2,705,000	2,678,752
PulteGroup, Inc.
7.88%, 06/15/32	1,140,000	1,342,384
6.38%, 05/15/33	1,070,000	1,172,641
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	2,420,000	2,205,218
Ross Stores, Inc.
1.88%, 04/15/31 (a)	1,520,000	1,252,450
Sands China Ltd.
3.10%, 03/08/29 (a)	2,050,000	1,783,631
4.63%, 06/18/30 (a)	2,300,000	2,098,344
3.50%, 08/08/31 (a)	1,870,000	1,562,323
Starbucks Corp.
3.55%, 08/15/29 (a)	3,275,000	3,160,125
2.25%, 03/12/30 (a)	2,425,000	2,130,715
2.55%, 11/15/30 (a)	4,205,000	3,720,162
3.00%, 02/14/32 (a)(c)	2,925,000	2,624,481
4.80%, 02/15/33 (a)(c)	1,540,000	1,573,148
Tapestry, Inc.
7.70%, 11/27/30 (a)	3,150,000	3,322,590
3.05%, 03/15/32 (a)	1,630,000	1,326,650
7.85%, 11/27/33 (a)	4,050,000	4,326,385
Target Corp.
3.38%, 04/15/29 (a)	3,195,000	3,077,799
2.35%, 02/15/30 (a)	2,200,000	1,968,386
2.65%, 09/15/30 (a)	1,525,000	1,369,242
4.50%, 09/15/32 (a)	3,170,000	3,204,303
6.35%, 11/01/32	1,000,000	1,132,466
4.40%, 01/15/33 (a)(c)	1,700,000	1,717,011
TJX Cos., Inc.
3.88%, 04/15/30 (a)	1,525,000	1,475,271
1.60%, 05/15/31 (a)	1,540,000	1,279,728
Toll Brothers Finance Corp.
3.80%, 11/01/29 (a)	1,300,000	1,219,015
Toyota Motor Corp.
2.76%, 07/02/29	1,500,000	1,407,849
2.36%, 03/25/31 (a)(c)	1,560,000	1,372,032
5.12%, 07/13/33 (a)(c)	1,600,000	1,729,553
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toyota Motor Credit Corp.
3.65%, 01/08/29	1,475,000	1,441,285
4.45%, 06/29/29	2,625,000	2,639,037
2.15%, 02/13/30	2,650,000	2,341,517
3.38%, 04/01/30	3,100,000	2,916,360
4.55%, 05/17/30	2,300,000	2,318,483
5.55%, 11/20/30	3,500,000	3,689,577
1.65%, 01/10/31	1,780,000	1,484,106
1.90%, 09/12/31	1,500,000	1,251,716
2.40%, 01/13/32	1,165,000	1,001,252
4.70%, 01/12/33	1,700,000	1,746,955
Tractor Supply Co.
1.75%, 11/01/30 (a)	2,075,000	1,702,872
5.25%, 05/15/33 (a)	2,400,000	2,464,972
VF Corp.
2.95%, 04/23/30 (a)	2,425,000	2,029,768
VICI Properties LP
4.95%, 02/15/30 (a)	3,200,000	3,107,451
5.13%, 05/15/32 (a)	4,510,000	4,402,127
Walmart, Inc.
3.25%, 07/08/29 (a)	2,475,000	2,377,949
2.38%, 09/24/29 (a)	1,040,000	948,935
7.55%, 02/15/30	1,550,000	1,833,366
4.00%, 04/15/30 (a)	1,645,000	1,642,735
1.80%, 09/22/31 (a)	6,400,000	5,431,273
4.15%, 09/09/32 (a)	3,950,000	3,952,298
4.10%, 04/15/33 (a)	4,630,000	4,581,150
		436,620,403
Consumer Non-Cyclical 13.7%
Abbott Laboratories
1.40%, 06/30/30 (a)	1,995,000	1,689,869
AbbVie, Inc.
3.20%, 11/21/29 (a)	17,320,000	16,193,092
Adventist Health System
2.95%, 03/01/29 (a)	980,000	886,917
5.43%, 03/01/32 (a)	1,100,000	1,121,958
Advocate Health & Hospitals Corp.
2.21%, 06/15/30 (a)	950,000	818,109
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	1,500,000	1,374,736
2.10%, 06/04/30 (a)	1,575,000	1,357,702
2.30%, 03/12/31 (a)	2,840,000	2,465,242
Ahold Finance USA LLC
6.88%, 05/01/29	1,500,000	1,663,490
Altria Group, Inc.
4.80%, 02/14/29 (a)	6,070,000	6,060,208
3.40%, 05/06/30 (a)	2,425,000	2,217,906
2.45%, 02/04/32 (a)	5,545,000	4,534,934
6.88%, 11/01/33 (a)	1,600,000	1,764,176
Amgen, Inc.
3.00%, 02/22/29 (a)	2,450,000	2,305,647
4.05%, 08/18/29 (a)	4,100,000	4,015,959
2.45%, 02/21/30 (a)	3,950,000	3,504,038
5.25%, 03/02/30 (a)	8,715,000	8,965,319
2.30%, 02/25/31 (a)	3,945,000	3,375,485
2.00%, 01/15/32 (a)	3,200,000	2,623,875
3.35%, 02/22/32 (a)	3,265,000	2,983,175
4.20%, 03/01/33 (a)	2,450,000	2,333,810
5.25%, 03/02/33 (a)	13,500,000	13,842,039
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	13,570,000	13,802,850
3.50%, 06/01/30 (a)	5,540,000	5,282,262
4.90%, 01/23/31 (a)	2,450,000	2,549,483
See financial notes
Schwab Fixed-Income ETFs | Annual Report169

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	3,475,000	3,247,742
2.90%, 03/01/32 (a)	2,750,000	2,449,078
5.94%, 10/01/32	1,010,000	1,115,049
4.50%, 08/15/33 (a)	1,050,000	1,053,259
Ascension Health
2.53%, 11/15/29 (a)	2,825,000	2,528,947
Astrazeneca Finance LLC
4.90%, 03/03/30 (a)	1,950,000	2,009,295
2.25%, 05/28/31 (a)	2,350,000	2,028,057
4.88%, 03/03/33 (a)	1,550,000	1,605,091
AstraZeneca PLC
4.00%, 01/17/29 (a)	3,105,000	3,068,655
1.38%, 08/06/30 (a)	4,465,000	3,717,222
Banner Health
2.34%, 01/01/30 (a)	1,010,000	881,503
1.90%, 01/01/31 (a)	1,000,000	828,513
BAT Capital Corp.
3.46%, 09/06/29 (a)	1,600,000	1,474,308
4.91%, 04/02/30 (a)	3,200,000	3,150,709
6.34%, 08/02/30 (a)	3,150,000	3,314,722
2.73%, 03/25/31 (a)	3,975,000	3,337,562
4.74%, 03/16/32 (a)	2,800,000	2,692,643
7.75%, 10/19/32 (a)	1,925,000	2,173,336
6.42%, 08/02/33 (a)	3,950,000	4,140,102
BAT International Finance PLC
5.93%, 02/02/29 (a)	3,185,000	3,313,585
Baxter International, Inc.
3.95%, 04/01/30 (a)	1,700,000	1,615,916
1.73%, 04/01/31 (a)	1,970,000	1,604,536
2.54%, 02/01/32 (a)	4,880,000	4,098,630
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	875,000	728,191
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	2,225,000	1,991,013
1.96%, 02/11/31 (a)	3,225,000	2,690,673
4.30%, 08/22/32 (a)	1,650,000	1,598,031
Biogen, Inc.
2.25%, 05/01/30 (a)	4,725,000	4,037,288
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	2,525,000	2,277,228
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	1,110,000	1,010,085
2.10%, 06/01/31 (a)	1,080,000	890,903
Boston Scientific Corp.
2.65%, 06/01/30 (a)	3,825,000	3,419,266
Bristol-Myers Squibb Co.
3.40%, 07/26/29 (a)	7,490,000	7,107,215
1.45%, 11/13/30 (a)	3,575,000	2,939,712
5.75%, 02/01/31 (a)	3,200,000	3,427,809
2.95%, 03/15/32 (a)	5,800,000	5,159,518
5.90%, 11/15/33 (a)	3,350,000	3,652,513
Brown-Forman Corp.
4.75%, 04/15/33 (a)	2,075,000	2,117,174
Brunswick Corp.
2.40%, 08/18/31 (a)	1,755,000	1,423,035
4.40%, 09/15/32 (a)	1,450,000	1,322,456
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	3,175,000	2,767,172
Campbell Soup Co.
2.38%, 04/24/30 (a)	1,475,000	1,279,416
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	995,000	835,633
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cencora, Inc.
2.80%, 05/15/30 (a)	1,450,000	1,301,625
2.70%, 03/15/31 (a)	3,275,000	2,874,290
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,220,000	1,037,847
5.60%, 11/15/32 (a)	1,600,000	1,719,870
Cigna Group
2.40%, 03/15/30 (a)	4,700,000	4,119,016
2.38%, 03/15/31 (a)	4,785,000	4,087,497
5.40%, 03/15/33 (a)	2,475,000	2,577,255
Clorox Co.
4.40%, 05/01/29 (a)	1,600,000	1,586,501
1.80%, 05/15/30 (a)	1,785,000	1,492,102
4.60%, 05/01/32 (a)	1,895,000	1,891,085
Coca-Cola Co.
2.13%, 09/06/29	3,200,000	2,893,945
3.45%, 03/25/30	3,975,000	3,816,609
1.65%, 06/01/30	4,760,000	4,080,986
2.00%, 03/05/31	2,260,000	1,952,279
1.38%, 03/15/31	4,380,000	3,617,187
2.25%, 01/05/32	6,375,000	5,572,465
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	3,250,000	2,924,693
1.85%, 09/01/32 (a)	2,000,000	1,595,303
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	1,575,000	1,464,706
4.60%, 03/01/33 (a)(c)	1,600,000	1,664,824
CommonSpirit Health
3.35%, 10/01/29 (a)	2,920,000	2,668,371
2.78%, 10/01/30 (a)	1,750,000	1,518,958
Conagra Brands, Inc.
8.25%, 09/15/30	925,000	1,081,710
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,525,000	2,353,047
2.88%, 05/01/30 (a)	1,900,000	1,704,190
2.25%, 08/01/31 (a)	3,180,000	2,676,878
4.75%, 05/09/32 (a)	2,375,000	2,371,024
4.90%, 05/01/33 (a)	2,375,000	2,390,722
CVS Health Corp.
5.00%, 01/30/29 (a)	3,165,000	3,221,115
3.25%, 08/15/29 (a)	5,620,000	5,235,827
5.13%, 02/21/30 (a)	4,695,000	4,771,902
3.75%, 04/01/30 (a)	4,875,000	4,597,273
1.75%, 08/21/30 (a)	4,180,000	3,457,753
5.25%, 01/30/31 (a)	2,400,000	2,466,071
1.88%, 02/28/31 (a)	3,970,000	3,269,203
2.13%, 09/15/31 (a)	3,150,000	2,609,119
5.25%, 02/21/33 (a)	5,565,000	5,692,667
5.30%, 06/01/33 (a)	3,900,000	4,005,940
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	2,415,000	2,137,012
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,550,000	2,309,122
Diageo Capital PLC
2.38%, 10/24/29 (a)	3,200,000	2,887,710
2.00%, 04/29/30 (a)	3,175,000	2,749,145
2.13%, 04/29/32 (a)	2,390,000	1,997,684
5.50%, 01/24/33 (a)	2,400,000	2,558,088
5.63%, 10/05/33 (a)	3,200,000	3,456,793
Eli Lilly & Co.
3.38%, 03/15/29 (a)	3,050,000	2,934,973
4.70%, 02/27/33 (a)	3,150,000	3,235,306
See financial notes
170Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	2,150,000	1,916,467
2.60%, 04/15/30 (a)	2,030,000	1,800,864
1.95%, 03/15/31 (a)	1,785,000	1,497,166
4.65%, 05/15/33 (a)(c)	2,450,000	2,465,695
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	1,580,000	1,331,581
GE HealthCare Technologies, Inc.
5.86%, 03/15/30 (a)	4,130,000	4,344,446
5.91%, 11/22/32 (a)	5,400,000	5,767,518
General Mills, Inc.
2.88%, 04/15/30 (a)	2,290,000	2,070,808
2.25%, 10/14/31 (a)	1,500,000	1,262,778
4.95%, 03/29/33 (a)	3,225,000	3,272,288
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	3,150,000	2,641,696
5.25%, 10/15/33 (a)	3,200,000	3,341,085
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,160,000	3,045,544
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	3,350,000	3,174,141
3.63%, 03/24/32 (a)	6,325,000	5,847,743
Hasbro, Inc.
3.90%, 11/19/29 (a)	2,910,000	2,716,994
HCA, Inc.
5.88%, 02/01/29 (a)	3,150,000	3,251,392
3.38%, 03/15/29 (a)	1,650,000	1,524,172
4.13%, 06/15/29 (a)	6,370,000	6,098,883
3.50%, 09/01/30 (a)	8,605,000	7,807,623
2.38%, 07/15/31 (a)	2,650,000	2,193,234
3.63%, 03/15/32 (a)	6,500,000	5,819,244
5.50%, 06/01/33 (a)	4,035,000	4,107,419
Hershey Co.
2.45%, 11/15/29 (a)	1,000,000	906,538
1.70%, 06/01/30 (a)	975,000	830,170
4.50%, 05/04/33 (a)	1,170,000	1,178,650
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,120,000	2,657,635
Illumina, Inc.
2.55%, 03/23/31 (a)	1,610,000	1,362,663
Ingredion, Inc.
2.90%, 06/01/30 (a)	1,925,000	1,720,705
IQVIA, Inc.
6.25%, 02/01/29 (a)(e)	4,000,000	4,179,157
J M Smucker Co.
2.38%, 03/15/30 (a)	1,500,000	1,297,263
2.13%, 03/15/32 (a)	1,535,000	1,246,226
6.20%, 11/15/33 (a)	3,300,000	3,602,347
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 02/02/29 (a)	1,825,000	1,605,248
5.50%, 01/15/30 (a)	3,710,000	3,638,925
3.75%, 12/01/31 (a)	1,870,000	1,611,273
3.63%, 01/15/32 (a)	3,040,000	2,599,255
3.00%, 05/15/32 (a)	3,150,000	2,565,955
5.75%, 04/01/33 (a)	6,600,000	6,533,883
Johnson & Johnson
6.95%, 09/01/29	937,000	1,082,826
1.30%, 09/01/30 (a)	5,540,000	4,655,091
4.95%, 05/15/33	1,680,000	1,816,686
4.38%, 12/05/33 (a)	3,000,000	3,086,053
Kellanova
2.10%, 06/01/30 (a)	1,600,000	1,376,226
7.45%, 04/01/31	1,975,000	2,264,350
5.25%, 03/01/33 (a)	1,300,000	1,332,381
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kenvue, Inc.
5.00%, 03/22/30 (a)	3,045,000	3,153,551
4.90%, 03/22/33 (a)	3,905,000	4,026,629
Keurig Dr Pepper, Inc.
3.95%, 04/15/29 (a)	3,200,000	3,120,762
3.20%, 05/01/30 (a)	2,325,000	2,138,775
2.25%, 03/15/31 (a)	1,675,000	1,432,504
4.05%, 04/15/32 (a)	2,675,000	2,575,940
Kimberly-Clark Corp.
3.20%, 04/25/29 (a)	2,085,000	1,978,620
3.10%, 03/26/30 (a)	2,400,000	2,240,777
2.00%, 11/02/31 (a)(c)	1,960,000	1,659,357
4.50%, 02/16/33 (a)(c)	1,060,000	1,067,764
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	1,125,000	1,134,644
3.75%, 04/01/30 (a)	2,350,000	2,248,510
4.25%, 03/01/31 (a)(c)	1,225,000	1,202,461
6.75%, 03/15/32	950,000	1,073,890
Kroger Co.
4.50%, 01/15/29 (a)	1,975,000	1,964,508
2.20%, 05/01/30 (a)	1,550,000	1,329,640
1.70%, 01/15/31 (a)	1,775,000	1,438,388
7.50%, 04/01/31	1,300,000	1,494,295
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	2,050,000	1,847,887
2.70%, 06/01/31 (a)	1,610,000	1,390,668
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	1,715,000	1,503,967
1.85%, 02/15/31 (a)	1,300,000	1,071,981
4.95%, 04/15/33 (a)	1,750,000	1,758,307
McKesson Corp.
5.10%, 07/15/33 (a)	1,950,000	2,007,603
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	3,215,000	3,218,009
Merck & Co., Inc.
3.40%, 03/07/29 (a)	5,650,000	5,428,205
4.30%, 05/17/30 (a)	2,560,000	2,562,094
1.45%, 06/24/30 (a)	4,000,000	3,348,832
2.15%, 12/10/31 (a)	6,375,000	5,453,353
4.50%, 05/17/33 (a)	4,725,000	4,761,404
6.50%, 12/01/33	2,000,000	2,352,413
Mondelez International, Inc.
2.75%, 04/13/30 (a)	2,225,000	2,012,356
1.50%, 02/04/31 (a)	1,550,000	1,266,184
3.00%, 03/17/32 (a)	2,475,000	2,198,264
1.88%, 10/15/32 (a)	2,075,000	1,691,886
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,510,000	3,975,101
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,075,000	732,535
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,030,000	866,500
PepsiCo, Inc.
7.00%, 03/01/29	1,650,000	1,853,745
2.63%, 07/29/29 (a)	3,200,000	2,951,351
2.75%, 03/19/30 (a)	4,775,000	4,389,097
1.63%, 05/01/30 (a)	3,245,000	2,767,832
1.40%, 02/25/31 (a)	2,395,000	1,981,152
1.95%, 10/21/31 (a)	3,955,000	3,358,747
3.90%, 07/18/32 (a)	3,955,000	3,876,179
4.45%, 02/15/33 (a)(c)	3,150,000	3,233,480
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 (a)	9,355,000	9,426,221
4.75%, 05/19/33 (a)	15,935,000	15,966,343
See financial notes
Schwab Fixed-Income ETFs | Annual Report171

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pfizer, Inc.
3.45%, 03/15/29 (a)	5,700,000	5,492,644
2.63%, 04/01/30 (a)	4,000,000	3,609,897
1.70%, 05/28/30 (a)	3,260,000	2,778,454
1.75%, 08/18/31 (a)	3,200,000	2,660,621
Philip Morris International, Inc.
3.38%, 08/15/29 (a)	2,345,000	2,200,013
5.63%, 11/17/29 (a)	3,950,000	4,147,893
5.13%, 02/15/30 (a)	6,975,000	7,101,925
2.10%, 05/01/30 (a)	2,375,000	2,047,592
5.50%, 09/07/30 (a)	2,200,000	2,285,182
1.75%, 11/01/30 (a)	2,425,000	2,000,053
5.75%, 11/17/32 (a)	4,880,000	5,127,375
5.38%, 02/15/33 (a)	7,220,000	7,418,257
5.63%, 09/07/33 (a)	3,155,000	3,303,983
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	975,000	793,872
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	3,300,000	2,983,576
3.50%, 03/01/32 (a)	2,935,000	2,488,358
6.25%, 07/01/33 (a)	3,010,000	3,100,776
Polaris, Inc.
6.95%, 03/15/29 (a)	1,600,000	1,701,182
Procter & Gamble Co.
3.00%, 03/25/30	4,785,000	4,484,608
1.20%, 10/29/30	4,025,000	3,334,994
1.95%, 04/23/31	3,185,000	2,761,505
2.30%, 02/01/32	2,700,000	2,387,175
4.05%, 01/26/33	2,800,000	2,808,749
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	2,125,000	1,860,205
5.40%, 10/01/33 (a)	1,850,000	1,885,543
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	1,685,000	1,654,703
2.95%, 06/30/30 (a)	2,410,000	2,159,505
2.80%, 06/30/31 (a)	1,600,000	1,399,610
6.40%, 11/30/33 (a)	2,500,000	2,778,342
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	3,925,000	3,228,861
Revvity, Inc.
3.30%, 09/15/29 (a)	2,535,000	2,302,763
2.55%, 03/15/31 (a)	1,560,000	1,328,994
2.25%, 09/15/31 (a)	1,580,000	1,302,722
Royalty Pharma PLC
2.20%, 09/02/30 (a)	3,250,000	2,736,700
2.15%, 09/02/31 (a)	1,750,000	1,433,262
Rush Obligated Group
3.92%, 11/15/29 (a)	1,100,000	1,049,539
Smith & Nephew PLC
2.03%, 10/14/30 (a)	3,225,000	2,669,767
Stanford Health Care
3.31%, 08/15/30 (a)	875,000	805,500
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	2,030,000	1,748,612
Stryker Corp.
1.95%, 06/15/30 (a)	3,175,000	2,718,908
Sutter Health
2.29%, 08/15/30 (a)	2,225,000	1,903,281
5.16%, 08/15/33 (a)	1,215,000	1,242,124
Sysco Corp.
5.75%, 01/17/29 (a)	1,600,000	1,670,039
2.40%, 02/15/30 (a)	1,550,000	1,368,140
5.95%, 04/01/30 (a)	3,200,000	3,408,992
2.45%, 12/14/31 (a)	1,410,000	1,194,871
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	8,000,000	6,865,574
Thermo Fisher Scientific, Inc.
5.00%, 01/31/29 (a)	2,000,000	2,054,729
2.60%, 10/01/29 (a)	2,790,000	2,544,724
4.98%, 08/10/30 (a)	2,900,000	2,973,961
2.00%, 10/15/31 (a)	3,900,000	3,289,535
4.95%, 11/21/32 (a)	2,450,000	2,530,293
5.09%, 08/10/33 (a)	3,080,000	3,210,276
Tyson Foods, Inc.
4.35%, 03/01/29 (a)	3,325,000	3,236,360
Unilever Capital Corp.
2.13%, 09/06/29 (a)	2,700,000	2,409,917
1.38%, 09/14/30 (a)	1,575,000	1,307,629
1.75%, 08/12/31 (a)	2,620,000	2,180,240
5.90%, 11/15/32	3,240,000	3,614,157
5.00%, 12/08/33 (a)	2,500,000	2,599,226
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	2,470,000	2,099,430
2.65%, 01/15/32 (a)	1,675,000	1,378,652
UPMC
5.04%, 05/15/33 (a)	1,600,000	1,626,119
Viatris, Inc.
2.70%, 06/22/30 (a)	4,600,000	3,901,466
Whirlpool Corp.
4.75%, 02/26/29 (a)	2,265,000	2,257,906
2.40%, 05/15/31 (a)	970,000	814,487
4.70%, 05/14/32 (a)	950,000	923,348
5.50%, 03/01/33 (a)	910,000	929,768
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	2,475,000	2,119,949
Zoetis, Inc.
2.00%, 05/15/30 (a)	2,400,000	2,071,383
5.60%, 11/16/32 (a)	2,370,000	2,542,745
		791,815,299
Energy 6.5%
Apache Corp.
4.25%, 01/15/30 (a)	1,350,000	1,272,697
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.14%, 11/07/29 (a)	1,850,000	1,723,762
4.49%, 05/01/30 (a)	1,425,000	1,429,077
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	1,600,000	1,572,782
3.40%, 02/15/31 (a)	1,550,000	1,390,974
3.60%, 09/01/32 (a)	1,575,000	1,401,097
BP Capital Markets America, Inc.
3.63%, 04/06/30 (a)	3,850,000	3,691,815
1.75%, 08/10/30 (a)	3,035,000	2,572,682
2.72%, 01/12/32 (a)	6,640,000	5,797,123
4.81%, 02/13/33 (a)	7,235,000	7,304,193
4.89%, 09/11/33 (a)	4,810,000	4,898,419
Burlington Resources LLC
7.20%, 08/15/31	1,350,000	1,563,717
7.40%, 12/01/31	1,560,000	1,828,528
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	1,450,000	1,279,345
7.20%, 01/15/32	1,265,000	1,410,623
6.45%, 06/30/33	1,200,000	1,291,169
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	1,740,000	1,446,127
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	3,565,000	3,375,223
See financial notes
172Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	4,765,000	4,553,876
4.00%, 03/01/31 (a)	4,800,000	4,369,610
3.25%, 01/31/32 (a)	4,015,000	3,423,904
5.95%, 06/30/33 (a)(e)	4,390,000	4,509,407
Chevron Corp.
2.24%, 05/11/30 (a)	4,725,000	4,190,168
Chevron USA, Inc.
3.25%, 10/15/29 (a)	1,490,000	1,416,581
Conoco Funding Co.
7.25%, 10/15/31	1,245,000	1,443,085
ConocoPhillips Co.
6.95%, 04/15/29	3,733,000	4,166,313
5.90%, 10/15/32	1,650,000	1,813,865
5.05%, 09/15/33 (a)	3,050,000	3,142,489
Coterra Energy, Inc.
4.38%, 03/15/29 (a)	1,380,000	1,343,217
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	1,925,000	1,929,570
8.13%, 08/16/30	975,000	1,131,332
3.25%, 02/15/32 (a)	1,275,000	1,108,281
Devon Energy Corp.
4.50%, 01/15/30 (a)	1,790,000	1,721,948
7.88%, 09/30/31	2,150,000	2,511,842
7.95%, 04/15/32	1,100,000	1,282,730
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	3,220,000	2,996,466
3.13%, 03/24/31 (a)	2,500,000	2,226,374
6.25%, 03/15/33 (a)	3,490,000	3,738,567
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	1,265,000	1,139,404
Enbridge, Inc.
3.13%, 11/15/29 (a)	3,110,000	2,848,569
6.20%, 11/15/30 (a)	2,400,000	2,569,626
5.70%, 03/08/33 (a)	7,150,000	7,451,475
2.50%, 08/01/33 (a)	3,260,000	2,671,266
Energy Transfer LP
5.25%, 04/15/29 (a)	4,755,000	4,794,435
4.15%, 09/15/29 (a)	1,735,000	1,655,697
3.75%, 05/15/30 (a)	4,725,000	4,388,628
6.40%, 12/01/30 (a)	3,200,000	3,425,208
5.75%, 02/15/33 (a)	4,790,000	4,956,534
6.55%, 12/01/33 (a)	5,000,000	5,432,220
Enterprise Products Operating LLC
3.13%, 07/31/29 (a)	3,635,000	3,403,791
2.80%, 01/31/30 (a)	3,990,000	3,616,743
5.35%, 01/31/33 (a)	3,275,000	3,436,010
6.88%, 03/01/33	1,750,000	2,016,226
EOG Resources, Inc.
4.38%, 04/15/30 (a)	2,380,000	2,376,754
EQT Corp.
5.00%, 01/15/29 (a)	1,075,000	1,068,961
7.50%, 02/01/30 (a)(f)	2,145,000	2,307,054
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	4,015,000	3,657,046
3.48%, 03/19/30 (a)	6,415,000	6,106,236
2.61%, 10/15/30 (a)	6,305,000	5,633,671
Halliburton Co.
2.92%, 03/01/30 (a)	2,975,000	2,680,528
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	1,800,000	1,515,451
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hess Corp.
7.88%, 10/01/29	1,500,000	1,726,107
7.30%, 08/15/31	2,050,000	2,373,152
7.13%, 03/15/33	1,692,000	1,963,670
HF Sinclair Corp.
4.50%, 10/01/30 (a)	1,035,000	970,690
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	960,000	1,076,958
7.75%, 03/15/32	925,000	1,054,256
7.30%, 08/15/33	1,700,000	1,934,966
Kinder Morgan, Inc.
2.00%, 02/15/31 (a)	2,375,000	1,976,046
7.80%, 08/01/31	1,800,000	2,064,543
7.75%, 01/15/32	3,150,000	3,609,414
4.80%, 02/01/33 (a)	2,909,000	2,808,334
5.20%, 06/01/33 (a)	4,250,000	4,231,075
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	1,600,000	1,454,588
Marathon Oil Corp.
6.80%, 03/15/32	1,725,000	1,873,290
MPLX LP
4.80%, 02/15/29 (a)	2,225,000	2,213,455
2.65%, 08/15/30 (a)	4,775,000	4,126,695
4.95%, 09/01/32 (a)	3,350,000	3,286,506
5.00%, 03/01/33 (a)	3,540,000	3,473,986
National Fuel Gas Co.
2.95%, 03/01/31 (a)	1,590,000	1,337,312
NOV, Inc.
3.60%, 12/01/29 (a)	1,515,000	1,403,725
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	3,090,000	3,619,008
6.63%, 09/01/30 (a)	4,750,000	5,057,373
6.13%, 01/01/31 (a)	3,865,000	4,021,137
7.50%, 05/01/31	2,800,000	3,143,006
7.88%, 09/15/31	1,565,000	1,782,108
ONEOK, Inc.
4.35%, 03/15/29 (a)	2,300,000	2,237,793
3.40%, 09/01/29 (a)	2,225,000	2,052,694
3.10%, 03/15/30 (a)	2,563,000	2,307,085
5.80%, 11/01/30 (a)	1,650,000	1,719,043
6.35%, 01/15/31 (a)	1,805,000	1,931,106
6.10%, 11/15/32 (a)	2,385,000	2,538,291
6.05%, 09/01/33 (a)	4,800,000	5,081,700
Ovintiv, Inc.
8.13%, 09/15/30	1,050,000	1,187,478
7.20%, 11/01/31	1,150,000	1,253,838
7.38%, 11/01/31	1,600,000	1,767,142
6.25%, 07/15/33 (a)	1,850,000	1,915,714
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 (a)	1,160,000	1,111,631
7.15%, 10/01/33 (a)	1,275,000	1,352,207
Phillips 66
2.15%, 12/15/30 (a)	2,720,000	2,297,161
Phillips 66 Co.
3.15%, 12/15/29 (a)	1,750,000	1,615,781
5.30%, 06/30/33 (a)	1,650,000	1,699,331
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	3,460,000	2,946,475
2.15%, 01/15/31 (a)	3,200,000	2,729,974
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,065,000	2,823,023
3.80%, 09/15/30 (a)	2,425,000	2,235,978
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (a)	6,400,000	6,269,825
See financial notes
Schwab Fixed-Income ETFs | Annual Report173

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Schlumberger Investment SA
2.65%, 06/26/30 (a)	4,040,000	3,633,141
4.85%, 05/15/33 (a)	1,585,000	1,612,327
Shell International Finance BV
2.38%, 11/07/29 (a)	4,815,000	4,337,106
2.75%, 04/06/30 (a)	5,540,000	5,071,267
Suncor Energy, Inc.
7.15%, 02/01/32	1,615,000	1,809,574
Targa Resources Corp.
6.15%, 03/01/29 (a)	2,800,000	2,931,864
4.20%, 02/01/33 (a)	2,440,000	2,250,322
6.13%, 03/15/33 (a)	3,150,000	3,326,454
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%, 01/15/29 (a)	2,410,000	2,490,230
5.50%, 03/01/30 (a)	2,850,000	2,849,784
4.88%, 02/01/31 (a)	3,157,000	3,068,244
4.00%, 01/15/32 (a)	3,175,000	2,895,534
Texas Eastern Transmission LP
7.00%, 07/15/32	1,450,000	1,629,064
Tosco Corp.
8.13%, 02/15/30	1,300,000	1,533,338
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	4,050,000	3,910,852
2.83%, 01/10/30 (a)	3,790,000	3,490,294
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (a)	3,975,000	3,783,619
2.50%, 10/12/31 (a)	3,225,000	2,701,396
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	2,500,000	2,272,114
Valero Energy Corp.
4.00%, 04/01/29 (a)	1,400,000	1,349,915
2.80%, 12/01/31 (a)	1,400,000	1,194,200
7.50%, 04/15/32	2,350,000	2,717,884
Western Midstream Operating LP
6.35%, 01/15/29 (a)	1,900,000	1,985,340
4.05%, 02/01/30 (a)	3,505,000	3,287,352
6.15%, 04/01/33 (a)	2,400,000	2,496,344
Williams Cos., Inc.
3.50%, 11/15/30 (a)	3,525,000	3,232,472
7.50%, 01/15/31	1,175,000	1,330,309
2.60%, 03/15/31 (a)	5,040,000	4,317,697
8.75%, 03/15/32	300,000	364,735
4.65%, 08/15/32 (a)	3,460,000	3,385,815
5.65%, 03/15/33 (a)	2,600,000	2,719,784
		373,053,552
Industrial Other 0.2%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	2,125,000	2,248,635
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	2,625,000	2,540,778
Emory University
2.14%, 09/01/30 (a)	425,000	368,154
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,764,000	1,804,078
Johns Hopkins University
4.71%, 07/01/32 (a)	1,004,000	1,026,887
Quanta Services, Inc.
2.90%, 10/01/30 (a)	3,328,000	2,934,970
2.35%, 01/15/32 (a)	1,620,000	1,343,457
Yale University
1.48%, 04/15/30 (a)	1,585,000	1,326,310
		13,593,269
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Technology 9.3%
Adobe, Inc.
2.30%, 02/01/30 (a)	4,090,000	3,670,108
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	1,600,000	1,549,896
Alphabet, Inc.
1.10%, 08/15/30 (a)	7,275,000	6,037,241
Amdocs Ltd.
2.54%, 06/15/30 (a)	2,055,000	1,776,644
Analog Devices, Inc.
2.10%, 10/01/31 (a)	3,225,000	2,750,433
Apple, Inc.
3.25%, 08/08/29 (a)	3,150,000	3,012,671
2.20%, 09/11/29 (a)	5,600,000	5,072,957
4.15%, 05/10/30 (a)	1,550,000	1,558,249
1.65%, 05/11/30 (a)	5,580,000	4,779,056
1.25%, 08/20/30 (a)	3,960,000	3,291,240
1.65%, 02/08/31 (a)	8,825,000	7,444,714
1.70%, 08/05/31 (a)	3,230,000	2,703,902
3.35%, 08/08/32 (a)(c)	4,800,000	4,505,138
4.30%, 05/10/33 (a)(c)	3,200,000	3,251,307
Applied Materials, Inc.
1.75%, 06/01/30 (a)	2,405,000	2,049,986
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	1,560,000	1,325,709
Autodesk, Inc.
2.85%, 01/15/30 (a)	1,585,000	1,431,428
2.40%, 12/15/31 (a)	3,170,000	2,717,515
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	3,220,000	2,681,488
Avnet, Inc.
3.00%, 05/15/31 (a)	980,000	832,138
5.50%, 06/01/32 (a)	960,000	953,849
Baidu, Inc.
3.43%, 04/07/30 (a)	1,175,000	1,069,744
2.38%, 10/09/30 (a)	900,000	760,126
2.38%, 08/23/31 (a)	2,250,000	1,861,221
Broadcom, Inc.
4.00%, 04/15/29 (a)(e)	2,350,000	2,272,456
4.75%, 04/15/29 (a)	5,210,000	5,227,203
5.00%, 04/15/30 (a)	1,755,000	1,784,623
4.15%, 11/15/30 (a)	6,060,000	5,791,479
2.45%, 02/15/31 (a)(e)	8,825,000	7,556,178
4.15%, 04/15/32 (a)(e)	3,850,000	3,635,867
4.30%, 11/15/32 (a)	6,325,000	6,071,289
2.60%, 02/15/33 (a)(e)	5,575,000	4,593,142
3.42%, 04/15/33 (a)(e)	7,260,000	6,384,410
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	2,375,000	2,133,381
2.60%, 05/01/31 (a)	3,300,000	2,823,132
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (a)	2,235,000	2,045,917
3.57%, 12/01/31 (a)	3,300,000	2,933,469
CGI, Inc.
2.30%, 09/14/31 (a)	1,255,000	1,025,165
Concentrix Corp.
6.85%, 08/02/33 (a)	1,790,000	1,842,088
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (a)	5,540,000	5,710,655
6.20%, 07/15/30 (a)	2,410,000	2,588,904
5.75%, 02/01/33 (a)	3,115,000	3,283,512
See financial notes
174Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equifax, Inc.
3.10%, 05/15/30 (a)	1,875,000	1,683,316
2.35%, 09/15/31 (a)	3,175,000	2,641,516
Equinix, Inc.
3.20%, 11/18/29 (a)	3,810,000	3,508,181
2.15%, 07/15/30 (a)	3,540,000	3,010,223
2.50%, 05/15/31 (a)	3,075,000	2,618,671
3.90%, 04/15/32 (a)	3,850,000	3,581,874
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	1,575,000	1,417,691
Fidelity National Information Services, Inc.
3.75%, 05/21/29 (a)	1,785,000	1,720,459
2.25%, 03/01/31 (a)	4,165,000	3,522,398
5.10%, 07/15/32 (a)	2,295,000	2,349,453
Fiserv, Inc.
3.50%, 07/01/29 (a)	9,440,000	8,897,203
2.65%, 06/01/30 (a)	3,200,000	2,821,533
5.60%, 03/02/33 (a)	3,050,000	3,192,320
5.63%, 08/21/33 (a)	4,125,000	4,322,736
Flex Ltd.
4.88%, 06/15/29 (a)	2,200,000	2,166,572
4.88%, 05/12/30 (a)	1,950,000	1,918,819
Fortinet, Inc.
2.20%, 03/15/31 (a)	1,595,000	1,335,961
Global Payments, Inc.
3.20%, 08/15/29 (a)	4,005,000	3,631,899
5.30%, 08/15/29 (a)	1,650,000	1,663,009
2.90%, 05/15/30 (a)	3,135,000	2,757,619
2.90%, 11/15/31 (a)	2,450,000	2,097,328
5.40%, 08/15/32 (a)	2,475,000	2,502,153
HP, Inc.
4.00%, 04/15/29 (a)	3,200,000	3,110,336
3.40%, 06/17/30 (a)	1,600,000	1,464,550
2.65%, 06/17/31 (a)	3,100,000	2,643,744
4.20%, 04/15/32 (a)	2,150,000	2,041,314
5.50%, 01/15/33 (a)(c)	3,500,000	3,592,931
Intel Corp.
4.00%, 08/05/29 (a)	2,730,000	2,690,264
2.45%, 11/15/29 (a)	6,300,000	5,676,776
5.13%, 02/10/30 (a)	4,055,000	4,211,405
3.90%, 03/25/30 (a)	4,775,000	4,629,797
2.00%, 08/12/31 (a)	4,025,000	3,403,946
4.15%, 08/05/32 (a)(c)	3,900,000	3,817,972
4.00%, 12/15/32	2,355,000	2,279,055
5.20%, 02/10/33 (a)	7,300,000	7,631,284
International Business Machines Corp.
3.50%, 05/15/29	10,280,000	9,813,203
1.95%, 05/15/30 (a)	4,220,000	3,631,059
2.72%, 02/09/32 (a)	1,650,000	1,454,116
4.40%, 07/27/32 (a)	2,395,000	2,357,621
5.88%, 11/29/32	2,075,000	2,272,499
4.75%, 02/06/33 (a)	2,355,000	2,388,737
Intuit, Inc.
1.65%, 07/15/30 (a)	1,545,000	1,300,455
5.20%, 09/15/33 (a)	4,050,000	4,245,577
Jabil, Inc.
5.45%, 02/01/29 (a)	875,000	894,626
3.60%, 01/15/30 (a)	1,620,000	1,466,727
3.00%, 01/15/31 (a)	1,960,000	1,699,793
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	1,675,000	1,592,794
2.00%, 12/10/30 (a)	1,175,000	952,859
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	1,650,000	1,501,106
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KLA Corp.
4.10%, 03/15/29 (a)	2,550,000	2,540,466
4.65%, 07/15/32 (a)	3,185,000	3,257,646
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (a)	2,105,000	1,770,027
Lam Research Corp.
4.00%, 03/15/29 (a)	3,025,000	2,988,055
1.90%, 06/15/30 (a)	2,450,000	2,109,114
Leidos, Inc.
4.38%, 05/15/30 (a)	2,615,000	2,504,251
2.30%, 02/15/31 (a)	3,225,000	2,699,585
5.75%, 03/15/33 (a)	2,250,000	2,345,659
Marvell Technology, Inc.
5.75%, 02/15/29 (a)	1,620,000	1,676,953
2.95%, 04/15/31 (a)	2,425,000	2,122,006
5.95%, 09/15/33 (a)	1,550,000	1,646,729
Mastercard, Inc.
2.95%, 06/01/29 (a)	3,200,000	3,013,145
3.35%, 03/26/30 (a)	4,755,000	4,535,646
1.90%, 03/15/31 (a)	1,800,000	1,539,946
2.00%, 11/18/31 (a)	2,425,000	2,049,768
4.85%, 03/09/33 (a)	2,485,000	2,570,832
Micron Technology, Inc.
5.33%, 02/06/29 (a)	2,125,000	2,168,708
6.75%, 11/01/29 (a)	3,950,000	4,271,955
4.66%, 02/15/30 (a)	2,700,000	2,647,410
2.70%, 04/15/32 (a)	3,335,000	2,803,162
5.88%, 02/09/33 (a)	2,335,000	2,438,393
5.88%, 09/15/33 (a)	3,000,000	3,122,675
Microsoft Corp.
1.35%, 09/15/30 (a)(e)	1,535,000	1,278,509
Moody's Corp.
4.25%, 02/01/29 (a)	1,225,000	1,214,550
2.00%, 08/19/31 (a)	2,075,000	1,725,979
4.25%, 08/08/32 (a)	1,450,000	1,413,766
Motorola Solutions, Inc.
4.60%, 05/23/29 (a)	2,600,000	2,585,685
2.30%, 11/15/30 (a)	2,750,000	2,324,354
2.75%, 05/24/31 (a)	2,750,000	2,350,396
5.60%, 06/01/32 (a)	2,000,000	2,067,374
NetApp, Inc.
2.70%, 06/22/30 (a)	2,212,000	1,957,753
NVIDIA Corp.
2.85%, 04/01/30 (a)	4,760,000	4,405,654
2.00%, 06/15/31 (a)	3,950,000	3,387,642
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)	3,125,000	3,040,432
3.40%, 05/01/30 (a)	3,175,000	2,918,413
2.50%, 05/11/31 (a)	3,175,000	2,703,552
2.65%, 02/15/32 (a)	3,275,000	2,761,553
5.00%, 01/15/33 (a)	3,090,000	3,089,384
Oracle Corp.
6.15%, 11/09/29 (a)	4,050,000	4,354,624
2.95%, 04/01/30 (a)	10,525,000	9,504,849
4.65%, 05/06/30 (a)	2,475,000	2,464,537
3.25%, 05/15/30 (a)	1,575,000	1,446,702
2.88%, 03/25/31 (a)	10,130,000	8,978,607
6.25%, 11/09/32 (a)	7,075,000	7,704,296
4.90%, 02/06/33 (a)	4,790,000	4,769,207
PayPal Holdings, Inc.
2.85%, 10/01/29 (a)	4,750,000	4,354,068
2.30%, 06/01/30 (a)	3,240,000	2,837,419
4.40%, 06/01/32 (a)	3,300,000	3,282,319
See financial notes
Schwab Fixed-Income ETFs | Annual Report175

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Qorvo, Inc.
4.38%, 10/15/29 (a)	2,750,000	2,623,697
QUALCOMM, Inc.
2.15%, 05/20/30 (a)	4,065,000	3,590,771
1.65%, 05/20/32 (a)	3,910,000	3,189,410
4.25%, 05/20/32 (a)	1,595,000	1,586,570
5.40%, 05/20/33 (a)	2,225,000	2,404,895
RELX Capital, Inc.
4.00%, 03/18/29 (a)	2,985,000	2,935,705
3.00%, 05/22/30 (a)	2,425,000	2,230,401
4.75%, 05/20/32 (a)	1,620,000	1,639,875
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	2,440,000	2,239,669
2.00%, 06/30/30 (a)	1,960,000	1,667,710
1.75%, 02/15/31 (a)	3,150,000	2,596,310
S&P Global, Inc.
2.70%, 03/01/29 (a)	3,920,000	3,631,786
4.25%, 05/01/29 (a)	2,940,000	2,932,670
2.50%, 12/01/29 (a)	1,572,000	1,418,915
1.25%, 08/15/30 (a)	2,050,000	1,680,710
2.90%, 03/01/32 (a)	4,750,000	4,247,942
5.25%, 09/15/33 (a)(e)	2,400,000	2,512,837
Salesforce, Inc.
1.95%, 07/15/31 (a)	4,730,000	4,042,013
ServiceNow, Inc.
1.40%, 09/01/30 (a)	4,790,000	3,944,160
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	1,575,000	1,356,632
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	1,575,000	1,279,052
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	1,575,000	1,356,199
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	1,550,000	1,258,765
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	2,400,000	2,170,501
1.75%, 05/04/30 (a)	2,355,000	2,037,566
1.90%, 09/15/31 (a)	1,510,000	1,289,705
3.65%, 08/16/32 (a)	1,540,000	1,464,327
4.90%, 03/14/33 (a)	2,975,000	3,091,923
Trimble, Inc.
6.10%, 03/15/33 (a)	2,550,000	2,740,713
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	1,500,000	1,475,202
2.50%, 10/25/31 (a)	4,375,000	3,752,267
4.25%, 04/22/32 (a)(c)	2,950,000	2,901,073
Tyco Electronics Group SA
2.50%, 02/04/32 (a)	1,895,000	1,646,223
VeriSign, Inc.
2.70%, 06/15/31 (a)	2,500,000	2,145,868
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	1,930,000	1,887,056
5.75%, 04/01/33 (a)	1,615,000	1,733,609
Visa, Inc.
2.05%, 04/15/30 (a)	4,790,000	4,213,602
1.10%, 02/15/31 (a)	3,200,000	2,597,940
VMware LLC
4.70%, 05/15/30 (a)	2,340,000	2,310,167
2.20%, 08/15/31 (a)	4,875,000	4,042,443
Western Digital Corp.
2.85%, 02/01/29 (a)	1,695,000	1,458,376
3.10%, 02/01/32 (a)	1,545,000	1,232,010
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Union Co.
2.75%, 03/15/31 (a)	975,000	812,926
Workday, Inc.
3.70%, 04/01/29 (a)	2,425,000	2,331,692
3.80%, 04/01/32 (a)	3,950,000	3,683,567
Xilinx, Inc.
2.38%, 06/01/30 (a)	2,340,000	2,073,448
		536,117,763
Transportation 1.3%
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	1,166,625	1,074,816
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	1,246,632	1,126,688
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,490,661	1,325,463
Canadian National Railway Co.
3.85%, 08/05/32 (a)	2,550,000	2,429,701
5.85%, 11/01/33 (a)	975,000	1,074,630
Canadian Pacific Railway Co.
2.88%, 11/15/29 (a)	250,000	225,694
2.05%, 03/05/30 (a)	2,010,000	1,724,181
7.13%, 10/15/31	1,225,000	1,392,879
2.45%, 12/02/31 (a)	4,910,000	4,556,696
CSX Corp.
4.25%, 03/15/29 (a)	3,080,000	3,080,280
2.40%, 02/15/30 (a)	1,150,000	1,019,829
4.10%, 11/15/32 (a)	3,015,000	2,933,558
5.20%, 11/15/33 (a)	2,000,000	2,088,972
FedEx Corp.
3.10%, 08/05/29 (a)	3,235,000	2,998,026
4.25%, 05/15/30 (a)	2,365,000	2,317,427
2.40%, 05/15/31 (a)	3,300,000	2,840,712
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,300,000	1,069,514
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	1,429,938	1,208,697
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (c)	1,647,562	1,506,642
Norfolk Southern Corp.
2.55%, 11/01/29 (a)	1,335,000	1,201,185
5.05%, 08/01/30 (a)	1,943,000	1,993,617
2.30%, 05/15/31 (a)	1,570,000	1,356,768
3.00%, 03/15/32 (a)	1,815,000	1,616,967
4.45%, 03/01/33 (a)	1,582,000	1,563,410
Ryder System, Inc.
6.60%, 12/01/33 (a)	1,950,000	2,167,337
Southwest Airlines Co.
2.63%, 02/10/30 (a)	1,590,000	1,391,868
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	1,985,000	1,604,026
Union Pacific Corp.
6.63%, 02/01/29	1,125,000	1,246,592
3.70%, 03/01/29 (a)	2,510,000	2,456,241
2.40%, 02/05/30 (a)	2,440,000	2,181,309
2.38%, 05/20/31 (a)	3,310,000	2,879,683
2.80%, 02/14/32 (a)	4,043,000	3,590,436
4.50%, 01/20/33 (a)	2,740,000	2,757,869
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	1,727,973	1,569,623
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	1,595,673	1,474,572
See financial notes
176Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	1,854,472	1,564,022
United Parcel Service, Inc.
3.40%, 03/15/29 (a)	2,370,000	2,296,396
2.50%, 09/01/29 (a)	1,225,000	1,115,066
4.45%, 04/01/30 (a)	2,360,000	2,384,764
4.88%, 03/03/33 (a)	2,850,000	2,960,658
		77,366,814
		3,166,153,213

Utility 8.0%
Electric 7.1%
AEP Texas, Inc.
2.10%, 07/01/30 (a)	2,175,000	1,828,241
4.70%, 05/15/32 (a)	1,325,000	1,298,610
5.40%, 06/01/33 (a)	1,345,000	1,372,085
AES Corp.
2.45%, 01/15/31 (a)	3,170,000	2,665,764
Alabama Power Co.
1.45%, 09/15/30 (a)	2,005,000	1,628,126
3.05%, 03/15/32 (a)	2,255,000	2,004,023
3.94%, 09/01/32 (a)	1,584,000	1,510,296
5.85%, 11/15/33 (a)	1,000,000	1,078,217
Ameren Corp.
5.00%, 01/15/29 (a)	2,000,000	2,011,840
3.50%, 01/15/31 (a)	2,575,000	2,350,969
Ameren Illinois Co.
1.55%, 11/15/30 (a)	1,081,000	882,535
3.85%, 09/01/32 (a)	1,675,000	1,564,990
4.95%, 06/01/33 (a)	1,735,000	1,758,622
American Electric Power Co., Inc.
5.20%, 01/15/29 (a)	3,000,000	3,044,610
2.30%, 03/01/30 (a)	1,350,000	1,157,038
5.95%, 11/01/32 (a)	1,570,000	1,682,941
5.63%, 03/01/33 (a)	2,660,000	2,774,418
Appalachian Power Co.
2.70%, 04/01/31 (a)	1,880,000	1,613,027
4.50%, 08/01/32 (a)	1,500,000	1,446,652
Arizona Public Service Co.
2.60%, 08/15/29 (a)	1,225,000	1,096,603
2.20%, 12/15/31 (a)	1,565,000	1,277,598
6.35%, 12/15/32 (a)	1,250,000	1,359,979
5.55%, 08/01/33 (a)	1,565,000	1,622,644
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	1,175,000	995,742
Avangrid, Inc.
3.80%, 06/01/29 (a)	2,425,000	2,286,221
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	1,925,000	1,644,971
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	3,155,000	2,989,796
1.65%, 05/15/31 (a)	1,868,000	1,501,462
Black Hills Corp.
3.05%, 10/15/29 (a)	1,355,000	1,219,699
2.50%, 06/15/30 (a)	1,280,000	1,079,773
4.35%, 05/01/33 (a)	1,320,000	1,224,961
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,575,000	1,360,753
3.00%, 03/01/32 (a)	900,000	798,148
4.45%, 10/01/32 (a)	1,510,000	1,485,216
6.95%, 03/15/33	950,000	1,101,916
4.95%, 04/01/33 (a)	1,740,000	1,777,235
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	1,380,000	1,226,609
2.65%, 06/01/31 (a)	1,450,000	1,242,645
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	1,645,000	1,491,222
3.75%, 12/01/50 (a)(b)	1,125,000	900,060
Commonwealth Edison Co.
2.20%, 03/01/30 (a)	1,100,000	953,550
3.15%, 03/15/32 (a)	1,010,000	903,332
4.90%, 02/01/33 (a)	1,300,000	1,324,887
Connecticut Light & Power Co.
2.05%, 07/01/31 (a)	1,555,000	1,295,619
4.90%, 07/01/33 (a)	975,000	990,585
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	1,995,000	1,865,576
2.40%, 06/15/31 (a)	2,805,000	2,428,698
5.20%, 03/01/33 (a)	1,505,000	1,561,353
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	1,960,000	2,067,296
Consumers Energy Co.
4.90%, 02/15/29 (a)	1,600,000	1,633,318
3.60%, 08/15/32 (a)	1,245,000	1,155,526
4.63%, 05/15/33 (a)	2,179,000	2,180,797
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	1,380,000	1,160,170
6.63%, 02/01/32	850,000	965,339
5.30%, 05/15/33	1,000,000	1,038,685
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	4,735,000	4,368,591
2.25%, 08/15/31 (a)	2,690,000	2,229,034
4.35%, 08/15/32 (a)	1,395,000	1,349,163
5.38%, 11/15/32 (a)	2,650,000	2,719,947
6.30%, 03/15/33	1,100,000	1,182,039
5.25%, 08/01/33	1,615,000	1,642,309
DTE Electric Co.
2.25%, 03/01/30 (a)	1,881,000	1,651,889
2.63%, 03/01/31 (a)	1,900,000	1,670,782
3.00%, 03/01/32 (a)	1,605,000	1,426,569
5.20%, 04/01/33 (a)	1,900,000	1,978,741
DTE Energy Co.
3.40%, 06/15/29 (a)	1,515,000	1,416,982
2.95%, 03/01/30 (a)	1,025,000	909,911
Duke Energy Carolinas LLC
2.45%, 08/15/29 (a)	1,395,000	1,246,636
2.45%, 02/01/30 (a)	1,600,000	1,426,306
2.55%, 04/15/31 (a)	1,625,000	1,414,912
2.85%, 03/15/32 (a)	1,800,000	1,575,527
6.45%, 10/15/32	1,180,000	1,305,350
4.95%, 01/15/33 (a)	4,025,000	4,106,496
Duke Energy Corp.
3.40%, 06/15/29 (a)	1,885,000	1,774,613
2.45%, 06/01/30 (a)	2,695,000	2,357,358
2.55%, 06/15/31 (a)	3,269,000	2,794,167
4.50%, 08/15/32 (a)	3,500,000	3,393,908
5.75%, 09/15/33 (a)	1,975,000	2,093,049
Duke Energy Florida LLC
2.50%, 12/01/29 (a)	2,298,000	2,052,310
1.75%, 06/15/30 (a)	1,550,000	1,296,631
2.40%, 12/15/31 (a)	2,140,000	1,812,321
5.88%, 11/15/33 (a)	2,000,000	2,160,684
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	1,210,000	1,168,510
2.13%, 06/01/30 (a)	1,340,000	1,141,311
5.25%, 04/01/33 (a)	1,340,000	1,384,316
See financial notes
Schwab Fixed-Income ETFs | Annual Report177

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Progress LLC
3.45%, 03/15/29 (a)	1,835,000	1,752,102
2.00%, 08/15/31 (a)	2,105,000	1,743,438
3.40%, 04/01/32 (a)	1,600,000	1,451,856
5.25%, 03/15/33 (a)	1,650,000	1,707,943
Edison International
6.95%, 11/15/29 (a)	1,775,000	1,931,388
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	1,370,000	1,125,982
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	1,293,000	1,323,735
5.30%, 09/15/33 (a)	900,000	927,867
Entergy Corp.
2.80%, 06/15/30 (a)	1,905,000	1,682,731
2.40%, 06/15/31 (a)	1,920,000	1,608,101
Entergy Louisiana LLC
1.60%, 12/15/30 (a)	1,125,000	903,321
3.05%, 06/01/31 (a)	1,175,000	1,040,288
2.35%, 06/15/32 (a)	1,572,000	1,309,061
4.00%, 03/15/33 (a)	2,410,000	2,252,238
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	900,000	908,229
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	893,000	869,344
1.75%, 03/15/31 (a)	2,022,000	1,656,501
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	955,000	1,023,376
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	1,325,000	1,130,963
4.95%, 04/15/33 (a)	950,000	950,794
Evergy, Inc.
2.90%, 09/15/29 (a)	2,581,000	2,340,115
Eversource Energy
5.95%, 02/01/29 (a)	2,300,000	2,414,519
4.25%, 04/01/29 (a)	1,520,000	1,479,762
1.65%, 08/15/30 (a)	1,975,000	1,609,552
2.55%, 03/15/31 (a)	1,150,000	976,395
3.38%, 03/01/32 (a)	2,025,000	1,796,887
5.13%, 05/15/33 (a)	2,400,000	2,415,044
Exelon Corp.
4.05%, 04/15/30 (a)	3,940,000	3,766,471
3.35%, 03/15/32 (a)	2,115,000	1,898,023
5.30%, 03/15/33 (a)	2,425,000	2,478,502
Florida Power & Light Co.
4.63%, 05/15/30 (a)	1,560,000	1,576,330
2.45%, 02/03/32 (a)	4,775,000	4,108,036
5.10%, 04/01/33 (a)	2,435,000	2,517,086
4.80%, 05/15/33 (a)	2,345,000	2,372,734
Georgia Power Co.
2.65%, 09/15/29 (a)	2,145,000	1,948,196
4.70%, 05/15/32 (a)	2,050,000	2,045,948
4.95%, 05/17/33 (a)	3,131,000	3,167,470
Interstate Power & Light Co.
3.60%, 04/01/29 (a)	975,000	928,125
2.30%, 06/01/30 (a)	1,200,000	1,030,015
5.70%, 10/15/33 (a)	925,000	974,729
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	1,500,000	1,391,879
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,000,000	1,041,315
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,385,000	1,445,710
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	2,790,000	2,668,675
6.75%, 12/30/31	1,175,000	1,340,752
National Grid PLC
5.81%, 06/12/33 (a)	2,540,000	2,676,475
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29 (a)	1,425,000	1,356,750
2.40%, 03/15/30 (a)	1,545,000	1,343,874
1.35%, 03/15/31 (a)	1,250,000	984,414
1.65%, 06/15/31 (a)	1,300,000	1,040,185
8.00%, 03/01/32	1,405,000	1,685,416
2.75%, 04/15/32 (a)	1,825,000	1,555,962
4.02%, 11/01/32 (a)	1,900,000	1,787,578
4.15%, 12/15/32 (a)	1,350,000	1,285,413
5.80%, 01/15/33 (a)	1,807,000	1,920,299
Nevada Power Co.
3.70%, 05/01/29 (a)	1,675,000	1,612,951
2.40%, 05/01/30 (a)	1,285,000	1,117,224
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/29 (a)	1,525,000	1,444,839
2.75%, 11/01/29 (a)	3,265,000	2,934,166
5.00%, 02/28/30 (a)	2,007,000	2,031,656
2.25%, 06/01/30 (a)	6,452,000	5,523,957
2.44%, 01/15/32 (a)	3,210,000	2,694,648
5.00%, 07/15/32 (a)	3,205,000	3,235,611
5.05%, 02/28/33 (a)	3,100,000	3,118,245
5.65%, 05/01/79 (a)(b)	1,525,000	1,430,383
Northern States Power Co.
2.25%, 04/01/31 (a)	1,325,000	1,140,715
NSTAR Electric Co.
3.25%, 05/15/29 (a)	1,283,000	1,209,490
3.95%, 04/01/30 (a)	1,480,000	1,417,676
1.95%, 08/15/31 (a)	930,000	764,318
Ohio Power Co.
2.60%, 04/01/30 (a)	1,115,000	980,318
1.63%, 01/15/31 (a)	1,420,000	1,152,434
5.00%, 06/01/33 (a)	1,072,000	1,081,351
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	980,000	899,305
3.25%, 04/01/30 (a)	975,000	892,725
5.40%, 01/15/33 (a)	1,390,000	1,457,784
Oncor Electric Delivery Co. LLC
5.75%, 03/15/29 (a)	1,025,000	1,083,744
2.75%, 05/15/30 (a)	2,050,000	1,846,181
7.00%, 05/01/32	1,510,000	1,735,036
4.15%, 06/01/32 (a)	1,400,000	1,352,546
4.55%, 09/15/32 (a)	2,475,000	2,455,904
7.25%, 01/15/33	990,000	1,157,997
5.65%, 11/15/33 (a)(e)	2,300,000	2,456,998
Pacific Gas & Electric Co.
6.10%, 01/15/29 (a)	2,600,000	2,693,048
4.20%, 03/01/29 (a)	1,375,000	1,304,259
4.55%, 07/01/30 (a)	9,871,000	9,415,135
2.50%, 02/01/31 (a)	6,570,000	5,434,981
3.25%, 06/01/31 (a)	3,210,000	2,785,595
4.40%, 03/01/32 (a)	1,235,000	1,146,080
5.90%, 06/15/32 (a)	1,910,000	1,945,244
6.15%, 01/15/33 (a)	2,505,000	2,602,134
6.40%, 06/15/33 (a)	3,655,000	3,849,630
PacifiCorp
3.50%, 06/15/29 (a)	1,245,000	1,170,502
2.70%, 09/15/30 (a)	1,340,000	1,162,183
7.70%, 11/15/31	1,050,000	1,230,309
PECO Energy Co.
4.90%, 06/15/33 (a)	1,914,000	1,949,998
See financial notes
178Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	1,300,000	1,239,428
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	2,160,000	2,215,572
Progress Energy, Inc.
7.75%, 03/01/31	2,225,000	2,572,948
7.00%, 10/30/31	1,150,000	1,301,596
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	1,325,000	1,101,626
1.88%, 06/15/31 (a)	2,350,000	1,942,728
4.10%, 06/01/32 (a)	825,000	791,753
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,135,000	959,177
5.35%, 10/01/33 (a)	1,075,000	1,128,708
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,240,000	1,027,583
5.25%, 01/15/33 (a)	1,650,000	1,666,914
Public Service Electric & Gas Co.
3.20%, 05/15/29 (a)	1,150,000	1,079,000
2.45%, 01/15/30 (a)	990,000	876,977
1.90%, 08/15/31 (a)	1,375,000	1,129,772
3.10%, 03/15/32 (a)	1,500,000	1,345,380
4.90%, 12/15/32 (a)	1,375,000	1,399,727
4.65%, 03/15/33 (a)	1,600,000	1,600,917
5.20%, 08/01/33 (a)	1,575,000	1,645,910
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	1,675,000	1,374,995
2.45%, 11/15/31 (a)	2,500,000	2,104,308
6.13%, 10/15/33 (a)	1,250,000	1,345,733
Puget Energy, Inc.
4.10%, 06/15/30 (a)	1,700,000	1,563,094
4.22%, 03/15/32 (a)	1,465,000	1,328,700
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	2,435,000	2,018,474
3.00%, 03/15/32 (a)	1,665,000	1,480,890
Southern California Edison Co.
4.20%, 03/01/29 (a)	1,585,000	1,555,839
6.65%, 04/01/29	985,000	1,051,802
2.85%, 08/01/29 (a)	1,745,000	1,594,898
2.25%, 06/01/30 (a)	1,690,000	1,454,112
2.50%, 06/01/31 (a)	1,455,000	1,252,719
2.75%, 02/01/32 (a)	1,620,000	1,408,329
5.95%, 11/01/32 (a)	2,160,000	2,322,933
Southern Co.
5.50%, 03/15/29 (a)	1,800,000	1,873,984
3.70%, 04/30/30 (a)	3,375,000	3,185,120
5.70%, 10/15/32 (a)	1,495,000	1,575,867
5.20%, 06/15/33 (a)	2,235,000	2,281,374
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	1,225,000	1,229,257
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,285,000	1,087,906
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	1,050,000	860,950
3.25%, 05/15/32 (a)	810,000	724,996
Union Electric Co.
3.50%, 03/15/29 (a)	1,325,000	1,257,298
2.95%, 03/15/30 (a)	1,400,000	1,265,875
2.15%, 03/15/32 (a)	1,745,000	1,452,077
Virginia Electric & Power Co.
2.88%, 07/15/29 (a)	1,650,000	1,519,084
2.30%, 11/15/31 (a)	1,600,000	1,349,706
2.40%, 03/30/32 (a)	1,825,000	1,545,489
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/01/33 (a)	2,375,000	2,407,704
5.30%, 08/15/33 (a)	1,260,000	1,303,938
WEC Energy Group, Inc.
1.80%, 10/15/30 (a)	1,350,000	1,103,918
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	1,540,000	1,560,858
5.63%, 05/15/33	1,100,000	1,191,710
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	1,200,000	1,116,651
1.95%, 09/16/31 (a)	1,025,000	833,246
3.95%, 09/01/32 (a)	1,800,000	1,706,410
4.95%, 04/01/33 (a)	1,020,000	1,023,784
Xcel Energy, Inc.
2.60%, 12/01/29 (a)	1,500,000	1,344,233
3.40%, 06/01/30 (a)	1,980,000	1,830,055
2.35%, 11/15/31 (a)	1,075,000	892,389
4.60%, 06/01/32 (a)	2,105,000	2,057,945
5.45%, 08/15/33 (a)	2,650,000	2,737,093
		408,718,003
Natural Gas 0.7%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	1,700,000	1,549,770
1.50%, 01/15/31 (a)	1,765,000	1,440,186
5.45%, 10/15/32 (a)	975,000	1,031,375
5.90%, 11/15/33 (a)	1,300,000	1,413,348
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (a)	1,625,000	1,358,619
4.40%, 07/01/32 (a)	1,600,000	1,557,165
5.40%, 03/01/33 (a)	1,980,000	2,068,332
NiSource, Inc.
2.95%, 09/01/29 (a)	2,340,000	2,141,171
3.60%, 05/01/30 (a)	3,215,000	3,003,385
1.70%, 02/15/31 (a)	2,340,000	1,906,749
5.40%, 06/30/33 (a)	1,435,000	1,482,636
ONE Gas, Inc.
5.10%, 04/01/29 (a)	975,000	994,668
2.00%, 05/15/30 (a)	900,000	767,020
4.25%, 09/01/32 (a)	850,000	815,929
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	2,000,000	1,873,706
2.50%, 03/15/31 (a)	1,259,000	1,077,052
5.40%, 06/15/33 (a)	875,000	902,826
Sempra
3.70%, 04/01/29 (a)	1,540,000	1,469,954
5.50%, 08/01/33 (a)	2,260,000	2,345,999
Southern California Gas Co.
2.55%, 02/01/30 (a)	2,165,000	1,908,064
5.20%, 06/01/33 (a)	1,520,000	1,566,633
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	1,700,000	1,390,570
5.15%, 09/15/32 (a)	1,560,000	1,582,963
5.75%, 09/15/33 (a)	1,625,000	1,708,891
Southwest Gas Corp.
2.20%, 06/15/30 (a)	1,575,000	1,343,910
4.05%, 03/15/32 (a)	1,905,000	1,791,484
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,270,000	1,273,446
		41,765,851
Utility Other 0.2%
American Water Capital Corp.
3.45%, 06/01/29 (a)	1,775,000	1,678,896
2.80%, 05/01/30 (a)	1,565,000	1,405,563
See financial notes
Schwab Fixed-Income ETFs | Annual Report179

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 06/01/31 (a)	1,750,000	1,497,284
4.45%, 06/01/32 (a)	2,650,000	2,636,871
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	1,290,000	1,208,742
2.70%, 04/15/30 (a)	1,825,000	1,600,462
2.40%, 05/01/31 (a)	1,060,000	888,189
		10,916,007
		461,399,861
Total Corporates (Cost $5,594,006,875)		5,698,379,159

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (g)	8,547,447	8,547,447
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (g)(h)	48,174,753	48,174,753
		56,722,200
Total Short-Term Investments (Cost $56,722,200)		56,722,200
Total Investments in Securities (Cost $5,650,729,075)		5,755,101,359

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Notes (CBOT), expires 03/28/24	47	5,112,352	32,428
Short
10 Year US Treasury Notes (CBOT), expires 03/19/24	(25)	(2,822,266)	(10,585)
10 Year US Treasury Notes Ultra Futures, expires 03/19/24	(9)	(1,062,141)	(4,435)
			(15,020)
Total Net Unrealized Appreciation on Futures Contracts			17,408

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $45,357,774.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $59,115,186 or 1.0% of net assets.

(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the annualized 7-day yield.
(h)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
See financial notes
180Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 12/31/23	FACE AMOUNT AT 12/31/23	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp.
3.20%, 01/25/28	$93,366	$—	($95,403 )	($11,008 )	$13,159	($114 )	$—	$—	$275
2.00%, 03/20/28	219,822	—	(215,029)	(31,647)	26,718	136	—	—	1,292
4.00%, 02/01/29	95,256	1,703,282	(23,278)	(362)	31,147	7,116	1,813,161	1,865,000	53,786
3.25%, 05/22/29	95,357	1,650,477	(87,606)	(1,636)	66,362	17,928	1,740,882	1,855,000	43,833
2.75%, 10/01/29	65,514	1,141,707	—	—	38,601	16,514	1,262,336	1,400,000	27,748
4.63%, 03/22/30	73,735	1,530,287	(120,539)	677	65,445	4,190	1,553,795	1,545,000	51,256
1.65%, 03/11/31	97,482	1,670,081	(19,241)	(127)	50,562	38,304	1,837,061	2,275,000	27,871
2.30%, 05/13/31	102,387	1,765,725	(19,813)	(214)	41,135	30,392	1,919,612	2,295,000	38,494
1.95%, 12/01/31	125,647	1,955,687	(94,372)	(2,178)	49,977	38,804	2,073,565	2,575,000	37,297
2.90%, 03/03/32	165,959	2,491,361	(101,883)	(1,969)	65,566	31,981	2,651,015	3,070,000	65,315
5.85%, 05/19/34	—	4,210,006	(73,527)	(106)	99,813	(1,866)	4,234,320	4,100,000	121,153
6.14%, 08/24/34	—	4,257,558	—	—	249,226	97	4,506,881	4,265,000	79,430
Total	$1,134,525	$22,376,171	($850,691 )	($48,570 )	$797,711	$183,482	$23,592,628		$547,750

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$5,698,379,159	$—	$5,698,379,159
Short-Term Investments[1]	56,722,200	—	—	56,722,200
Futures Contracts[2]	32,428	—	—	32,428
Liabilities
Futures Contracts[2]	(15,020)	—	—	(15,020)
Total	$56,739,608	$5,698,379,159	$—	$5,755,118,767

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fixed-Income ETFs | Annual Report181

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - affiliated (cost $22,978,854)		$23,592,628
Investments in securities, at value - unaffiliated (cost $5,627,750,221) including securities on loan of $45,357,774		5,731,508,731
Deposit with broker for futures contracts		1,697,025
Receivables:
Investments sold		65,038,800
Interest		63,156,336
Fund shares sold		4,498,462
Income from securities on loan		81,015
Dividends		48,332
Variation margin on future contracts	+	7,918
Total assets		5,889,629,247

Liabilities
Collateral held for securities on loan		48,174,753
Payables:
Investments bought		78,823,966
Management fees	+	143,223
Total liabilities		127,141,942
Net assets		$5,762,487,305

Net Assets by Source
Capital received from investors		$5,696,770,209
Total distributable earnings	+	65,717,096
Net assets		$5,762,487,305

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,762,487,305		128,100,000		$44.98

See financial notes
182Schwab Fixed-Income ETFs | Annual Report

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$200,604,936
Interest received from securities - affiliated		731,232
Dividends received from securities - unaffiliated		419,919
Securities on loan, net	+	450,058
Total investment income		202,206,145

Expenses
Management fees		1,193,990
Total expenses	–	1,193,990
Net investment income		201,012,155

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(42,655)
Net realized losses on sales of securities - unaffiliated		(32,739,611)
Net realized losses on sales of in-kind redemptions - affiliated		(5,915)
Net realized losses on sales of in-kind redemptions - unaffiliated		(5,198,451)
Net realized losses on futures contracts	+	(946,731)
Net realized losses		(38,933,363)
Net change in unrealized appreciation (depreciation) on securities - affiliated		797,711
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		154,598,744
Net change in unrealized appreciation (depreciation) on futures contracts	+	17,408
Net change in unrealized appreciation (depreciation)	+	155,413,863
Net realized and unrealized gains		116,480,500
Increase in net assets resulting from operations		$317,492,655
See financial notes
Schwab Fixed-Income ETFs | Annual Report183

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		1/1/22-12/31/22
Net investment income		$201,012,155	$11,600,575
Net realized losses		(38,933,363)	(20,699,949)
Net change in unrealized appreciation (depreciation)	+	155,413,863	(46,734,908)
Increase (decrease) in net assets resulting from operations		$317,492,655	($55,834,282 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($200,670,060 )	($11,666,820 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		128,200,000	$5,648,599,785	5,450,000	$246,351,970
Shares redeemed	+	(7,700,000)	(331,211,516)	(5,100,000)	(225,629,306)
Net transactions in fund shares		120,500,000	$5,317,388,269	350,000	$20,722,664

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			1/1/22-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,600,000	$328,276,441	7,250,000	$375,054,879
Total increase (decrease)	+	120,500,000	5,434,210,864	350,000	(46,778,438)
End of period		128,100,000	$5,762,487,305	7,600,000	$328,276,441
See financial notes
184Schwab Fixed-Income ETFs | Annual Report

Schwab Fixed-Income ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Short-Term U.S. Treasury ETF	Schwab International Dividend Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Small-Cap ETF	Schwab Municipal Bond ETF
Schwab U.S. Dividend Equity ETF	Schwab Crypto Thematic ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash.  As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units.  Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Schwab Fixed-Income ETFs | Annual Report185

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
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2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2023, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to
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2. Significant Accounting Policies (continued):
terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2023, only Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF had securities on loan, all of which were classified as corporate and government related bonds.  The value of the securities on loan and the related collateral at December 31, 2023, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) in each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of its respective index. Errors relating to an index may occur from time to time and may not be identified by an index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
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Financial Notes (continued)

3. Risk Factors (continued):
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF and Schwab Long-Term U.S. Treasury ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the fund’s fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by such funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk
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Financial Notes (continued)

3. Risk Factors (continued):
that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
0.03%*	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
* Prior to September 25, 2023, the annual management fee of the Schwab U.S. TIPS ETF was 0.04%.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of December 31, 2023, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.8%	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.6%	— %	1.3%	0.1%
Schwab Monthly Income Fund - Target Payout	— %	— %	0.4%	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %	0.3%	— %	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %	0.4%	— %	— %
Schwab Target 2020 Index Fund	0.1%	0.1%	— %	1.5%	— %	— %
Schwab Target 2025 Index Fund	0.2%	0.2%	— %	2.7%	— %	— %
Schwab Target 2030 Index Fund	0.1%	0.2%	— %	4.0%	— %	— %
Schwab Target 2035 Index Fund	— %	0.1%	— %	2.2%	— %	— %
Schwab Target 2040 Index Fund	— %	0.0%*	— %	2.0%	— %	— %
Schwab Target 2045 Index Fund	— %	0.0%*	— %	0.8%	— %	— %
Schwab Target 2050 Index Fund	— %	— %	— %	0.7%	— %	— %
Schwab Target 2055 Index Fund	— %	— %	— %	0.3%	— %	— %
Schwab Target 2060 Index Fund	— %	— %	— %	0.3%	— %	— %
Schwab Target 2065 Index Fund	— %	— %	— %	0.0%*	— %	— %
Schwab VIT Balanced Portfolio	0.0%*	0.1%	— %	0.4%	— %	— %
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	— %	0.6%	— %	— %
Schwab VIT Growth Portfolio	— %	— %	— %	0.3%	— %	— %

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
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Financial Notes (continued)

 6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into futures contracts during the report period to manage the effects of interest rate changes. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of December 31, 2023, the Statement of Assets and Liabilities included the following financial derivative instrument fair values, if any held at period end:
	INTEREST RATE CONTRACTS	TOTAL
Asset Derivatives
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	$32,428	$32,428

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

Liability Derivatives
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	($15,020 )	($15,020 )

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

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Financial Notes (continued)

8. Derivatives (continued):
The effects of the derivative contracts held in the Statement of Operations for the period ended December 31, 2023, if any,  were:
	INTEREST RATE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($1,147 )	($1,147 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	(946,731)	(946,731)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($77 )	($77 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	17,408	17,408

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended December 31, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. TIPS ETF	$—	—
Schwab Short-Term U.S. Treasury ETF	—	—
Schwab Intermediate-Term U.S. Treasury ETF	—	—
Schwab Long-Term U.S. Treasury ETF	—	—
Schwab U.S. Aggregate Bond ETF	—	—
Schwab 1-5 Year Corporate Bond ETF	593,353	6
Schwab 5-10 Year Corporate Bond ETF	19,497,934	176
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Schwab Fixed-Income ETFs
Financial Notes (continued)

 9. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2023, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$3,179,831,589	$—	$3,179,831,589
Schwab Short-Term U.S. Treasury ETF	10,251,245,583	—	10,251,245,583
Schwab Intermediate-Term U.S. Treasury ETF	4,131,746,110	—	4,131,746,110
Schwab Long-Term U.S. Treasury ETF	166,362,556	—	166,362,556
Schwab U.S. Aggregate Bond ETF	4,483,315,820	256,320,089	4,739,635,909
Schwab 1-5 Year Corporate Bond ETF	—	109,251,950	109,251,950
Schwab 5-10 Year Corporate Bond ETF	—	966,796,471	966,796,471
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$3,523,654,821	$—	$3,523,654,821
Schwab Short-Term U.S. Treasury ETF	10,473,394,560	—	10,473,394,560
Schwab Intermediate-Term U.S. Treasury ETF	4,147,347,329	—	4,147,347,329
Schwab Long-Term U.S. Treasury ETF	120,421,909	—	120,421,909
Schwab U.S. Aggregate Bond ETF	4,192,355,906	255,967,677	4,448,323,583
Schwab 1-5 Year Corporate Bond ETF	—	102,962,813	102,962,813
Schwab 5-10 Year Corporate Bond ETF	—	994,543,600	994,543,600
*
Includes securities guaranteed by U.S. Government Agencies.

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended December 31, 2023, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. TIPS ETF	$3,899,317,458	$6,381,483,168
Schwab Short-Term U.S. Treasury ETF	5,830,923,297	4,199,738,780
Schwab Intermediate-Term U.S. Treasury ETF	4,516,914,228	4,327,071,221
Schwab Long-Term U.S. Treasury ETF	457,529,091	85,815,437
Schwab U.S. Aggregate Bond ETF	545,434,760	239,092,203
Schwab 1-5 Year Corporate Bond ETF	67,949,329	65,577,292
Schwab 5-10 Year Corporate Bond ETF	5,573,361,792	326,568,595
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Financial Notes (continued)

10. In-Kind Transactions (continued):
For the period ended December 31, 2023, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended December 31, 2023 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of December 31, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. TIPS ETF	$12,659,354,756	$14,922,326	($1,289,851,108 )	($1,274,928,782 )
Schwab Short-Term U.S. Treasury ETF	11,820,054,713	54,493,494	(43,715,018)	10,778,476
Schwab Intermediate-Term U.S. Treasury ETF	7,947,875,176	42,090,348	(164,437,336)	(122,346,988)
Schwab Long-Term U.S. Treasury ETF	620,648,733	13,907,295	(19,172,499)	(5,265,204)
Schwab U.S. Aggregate Bond ETF	8,287,486,150	33,547,496	(544,395,095)	(510,847,599)
Schwab 1-5 Year Corporate Bond ETF	394,512,326	2,992,167	(11,243,891)	(8,251,724)
Schwab 5-10 Year Corporate Bond ETF	5,650,847,798	109,544,537	(5,273,568)	104,270,969

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab U.S. TIPS ETF	$3,096,191	($1,274,928,782 )	($849,125,626 )	($2,120,958,217 )
Schwab Short-Term U.S. Treasury ETF	—	10,778,476	(497,118,412)	(486,339,936)
Schwab Intermediate-Term U.S. Treasury ETF	160,861	(122,346,988)	(590,220,469)	(712,406,596)
Schwab Long-Term U.S. Treasury ETF	53,807	(5,265,204)	(19,080,638)	(24,292,035)
Schwab U.S. Aggregate Bond ETF	684,052	(510,847,599)	(451,180,968)	(961,344,515)
Schwab 1-5 Year Corporate Bond ETF	82,989	(8,251,724)	(6,711,849)	(14,880,584)
Schwab 5-10 Year Corporate Bond ETF	342,095	104,270,969	(38,895,968)	65,717,096
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2023,  the funds had capital loss carryforwards as follows:

Schwab U.S. TIPS ETF	$849,125,626
Schwab Short-Term U.S. Treasury ETF	497,118,412
Schwab Intermediate-Term U.S. Treasury ETF	590,220,469
Schwab Long-Term U.S. Treasury ETF	19,080,638
Schwab U.S. Aggregate Bond ETF	451,180,968
Schwab 1-5 Year Corporate Bond ETF	6,711,849
Schwab 5-10 Year Corporate Bond ETF	38,895,968
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Financial Notes (continued)

11. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab U.S. TIPS ETF	$357,550,940	$1,069,955,140
Schwab Short-Term U.S. Treasury ETF	486,218,420	125,786,895
Schwab Intermediate-Term U.S. Treasury ETF	238,302,970	140,863,160
Schwab Long-Term U.S. Treasury ETF	13,873,040	2,856,565
Schwab U.S. Aggregate Bond ETF	236,337,780	185,912,810
Schwab 1-5 Year Corporate Bond ETF	11,400,855	6,101,610
Schwab 5-10 Year Corporate Bond ETF	200,670,060	11,666,820
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2023, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fixed-Income ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF (the “Funds”), seven of the funds constituting Schwab Strategic Trust, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly in all material respects, the financial position of each of the Funds constituting Schwab Strategic Trust as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. For each of the Funds, the financial highlights for the year ended December 31, 2019, except for Schwab Long-Term U.S. Treasury ETF, Schwab 1-5 Year Corporate Bond ETF, and Schwab 5-10 Year Corporate Bond ETF, the financial highlights for the period from October 10, 2019 to December 31, 2019, were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Fixed-Income ETFs
Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2023, the funds designate the following percentage of income dividends as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Schwab U.S. TIPS ETF	100.00%
Schwab Short-Term U.S. Treasury ETF	99.96%
Schwab Intermediate-Term U.S. Treasury ETF	100.00%
Schwab Long-Term U.S. Treasury ETF	100.00%
Schwab U.S. Aggregate Bond ETF	92.33%
Schwab 1-5 Year Corporate Bond ETF	78.90%
Schwab 5-10 Year Corporate Bond ETF	84.24%
For the fiscal year ended December 31, 2023, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab U.S. TIPS ETF	100.00%
Schwab Short-Term U.S. Treasury ETF	99.96%
Schwab Intermediate-Term U.S. Treasury ETF	100.00%
Schwab Long-Term U.S. Treasury ETF	100.00%
Schwab U.S. Aggregate Bond ETF	99.47%
Schwab 1-5 Year Corporate Bond ETF	100.00%
Schwab 5-10 Year Corporate Bond ETF	99.95%
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Schwab Fixed-Income ETFs
Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity risk metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
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Schwab Fixed-Income ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act), as amended, requires that a fund’s investment advisory agreement, including any amendments thereto, must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on September 20, 2023 (the Meeting), the Board, including a majority of the Independent Trustees, considered information specifically relating to a proposed amendment to the amended and restated investment advisory agreement (the Amended Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF (the Fund), to reflect a reduction to the advisory fee paid by the Fund to
CSIM as compensation for CSIM’s services rendered to the Fund. The Board reviewed materials provided by CSIM relating to these changes, including a representation by CSIM that the changes will not result in any reduction in the nature and level of services provided to the Fund by CSIM. The Board also considered the information that the Board reviewed and the conclusions it reached at its May and June 2023 meetings (the Annual Meetings) in connection with its annual consideration and approval of the continuation of the Fund’s investment advisory agreement.
Based on the Trustees’ deliberation and their evaluation of the information described at the Meeting and the Annual Meetings, the Board, including a majority of the Independent Trustees, approved the amendment to the Amended Agreement with respect to the Fund effective September 25, 2023 and concluded that the compensation payable by the Fund to CSIM under the amendment to the Amended Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) the Fund and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
204Schwab Fixed-Income ETFs | Annual Report

Schwab Fixed-Income ETFs
Glossary

ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
bid The highest price at which someone is willing to buy a security.
Bloomberg US 1–5 Year Corporate Bond Index An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to one year and less than five years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate issues, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US 5–10 Year Corporate Bond Index An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Long Treasury Index An index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of ten or more years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 3–10 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
Schwab Fixed-Income ETFs | Annual Report205

Schwab Fixed-Income ETFs
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity The ability to convert a security or asset quickly into cash.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market The market that deals with the issuance of new securities.
replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS) A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
206Schwab Fixed-Income ETFs | Annual Report

Schwab Fixed-Income ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Schwab High Yield Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2024 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Fixed-Income ETFs
Active semi-transparent (also referred to as non-transparent) ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR60171-13
00294945

Annual Report | December 31, 2023
Schwab Municipal Bond ETF

    Ticker Symbol SCMB

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
Schwab Municipal Bond ETF | Annual Report1

Schwab Municipal Bond ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended December 31, 2023
Schwab Municipal Bond ETF (Ticker Symbol: SCMB)
Market Price Return[1]	5.86%
NAV Return[1]	5.87%
ICE AMT-Free Core U.S. National Municipal Index	6.20%
ETF Category: Morningstar Muni National Interm[2]	5.61%
Performance Details	pages 6-7
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
“ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
1
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
2Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
The Investment Environment

For the 12-month reporting period ended December 31, 2023, U.S. fixed-income markets rebounded from their losses in 2022. Inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. As the year wore on, inflation began to ease, as did the likelihood of further rate increases. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on the global economy. U.S. Treasury yields soared during the period, peaking in October before falling sharply over the final two months of the year. For the reporting period, the ICE AMT-Free Core U.S. National Municipal Index returned 6.20%. The Bloomberg Municipal Bond Index, which measures the performance of the broader U.S. municipal bond market, returned 6.40%. For comparison to taxable bonds, the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned 5.53%.
Municipal (muni) bond market returns were volatile over much of the reporting period. The supply of new issue muni bonds was the lowest in five years, as higher rates led to jumps in short-term financing costs. Demand remained tepid over much of the reporting period, particularly as the 10-year U.S. Treasury yield neared 5% in October, driving prices to reporting-period lows. (Bond yields and bond prices typically move in opposite directions.) Over the last two months of the year, as the likelihood of further rate hikes waned and U.S. Treasury yields retreated, demand rose, driving prices sharply higher.
The U.S. economy continued to show unexpected resiliency over the reporting period. Surprisingly robust job growth and strong consumer spending helped propel U.S. gross domestic product (GDP) to a 4.9% annualized growth rate for the third quarter of 2023, up from roughly 2% for the prior three quarters. Inflation remained above the Fed’s historical 2% target over the reporting period but declined in the first half of the year, as rents and wage growth eased, profit margins declined, and monetary policy remained restrictive, before ticking up slightly in July through September, declining again in October through November, and then ticking up again in December. The unemployment rate remained low throughout the reporting period.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
Schwab Municipal Bond ETF | Annual Report3

Schwab Municipal Bond ETF
The Investment Environment (continued)

In its efforts to lower inflation, the Fed raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
4Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Fund Management

Jason D. Diefenthaler, Managing Director and Head of Tax-Exempt Strategies for Schwab Asset
Management, is responsible for the day-to-day co-management of the fund and for developing, managing, and implementing Schwab Asset Management’s tax-exempt fixed income investment strategies, including separately managed accounts, actively managed mutual funds, and exchange-traded funds (ETFs).Mr.
Diefenthaler also leads the portfolio management team for the Wasmer SchroederTM Municipal Bond
Strategies and is responsible for the day-to-day co-management of several tax-free Schwab Funds.
Previously, Mr. Diefenthaler was the director of tax-exempt portfolio management at Wasmer Schroeder &
Company, LLC (Schwab Asset Management became the investment adviser for Wasmer Schroeder Strategies in 2020). He oversaw all tax-exempt strategies and management of the Wasmer Schroeder High Yield
Municipal Fund, which subsequently reorganized into the Schwab Opportunistic Municipal Bond Fund. Mr.
Diefenthaler began his career with Wasmer Schroeder in 2000. He was a credit analyst before becoming a portfolio manager.

Matthew Hastings, CFA, Managing Director and Head of Bond Strategies for Schwab Asset Management, is
responsible for the day-to-day co-management of the fund. Mr. Hastings leads the portfolio management team for the Schwab Taxable Bond Funds and Schwab Fixed-Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining Schwab in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. He is primarily responsible for the management and oversight of corporate bonds, within the taxable bond strategies, with additional responsibility for managing municipal bond index strategies. Mr. Hung has been a portfolio manager with Schwab Asset Management since 2005 and prior to that, served in various roles as an associate portfolio manager and trader since 1999. In 1998, he joined
Charles Schwab & Co.’s management training program and worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

John Khodarahmi, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. He is a member of the team responsible for management of the Schwab
Tax-Free Bond Funds. Prior to joining Schwab in 2015, Mr. Khodarahmi was a vice president and senior municipal trader at Eaton Vance Management for the firm’s tax-free bond funds. Previous to Eaton Vance, he was a vice president and portfolio manager at both Banc of America Montgomery Securities and Thomas
Weisel Partners, managing corporate cash and high net worth portfolios. Prior to those roles, Mr. Khodarahmi was a municipal trader and underwriter for Fleet Securities, Inc. (now part of Bank of America).

Schwab Municipal Bond ETF | Annual Report5

Schwab Municipal Bond ETF

The Schwab Municipal Bond ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the U.S. AMT-free municipal bond market. To pursue its goal, the fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index (the index). For more information about the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2023, U.S. fixed-income markets rebounded from their losses in 2022. Inflation remained elevated, the U.S. Federal Reserve (Fed) continued to raise interest rates, and the failure of three U.S. regional banks between early March and early May raised concerns about the stability of the banking sector. As the year wore on, inflation began to ease, as did the likelihood of further rate increases. In its efforts to lower inflation, the U.S. Federal Reserve (Fed) raised interest rates four times between January and July, increasing the federal funds rate from a range of 4.25% to 4.50% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
Municipal bond market returns were volatile over much of the reporting period. The supply of new issue municipal bonds was the lowest in five years, as higher rates led to jumps in short-term financing costs. Demand remained tepid over much of the reporting period, particularly as U.S. Treasury yields peaked in October, with the 10-year U.S. Treasury yield nearing 5%, driving prices to reporting-period lows. (Bond yields and bond prices typically move in opposite directions.) Over the last two months of the year, as the likelihood of further rate hikes waned and U.S. Treasury yields retreated, demand rose, driving prices sharply higher. Lower-rated investment grade municipal bonds tended to outperform AAA and AA rated municipal bonds.
Performance. Over the 12-month reporting period, the fund generally tracked the performance of the index. For the 12 months ended December 31, 2023, the fund’s market price return was 5.86% and its NAV return was 5.87% (for an explanation of market price and NAV returns, please refer to footnote 2 on the following page). The index returned 6.20% for the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund and not the index. Both positive price returns and coupon income generated by the fund’s holdings contributed to fund performance.

Portfolio Composition % of Investments1
By Security Type

Weighted Average Maturity[2]	6.3 Yrs
Weighted Average Duration[2]	6.0 Yrs

Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
2
See Glossary for definitions of maturity and duration.
6Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Performance and Fund Facts as of December 31, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (October 12, 2022 – December 31, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Municipal Bond ETF (10/12/22)
Market Price Return[2]	5.86%	7.51%
NAV Return[2]	5.87%	7.28%
ICE AMT-Free Core U.S. National Municipal Index	6.20%	7.28%
ETF Category: Morningstar Muni National Interm[3]	5.61%	N/A
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/22) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
Schwab Municipal Bond ETF | Annual Report7

Schwab Municipal Bond ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2023 and held through December 31, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 7/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 12/31/23	EXPENSES PAID DURING PERIOD 7/1/23-12/31/23 [2]
Schwab Municipal Bond ETF
Actual Return	0.03%	$1,000.00	$1,033.40	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
365 days in the fiscal year.

8Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/23– 12/31/23	10/12/22[1]– 12/31/22
Per-Share Data
Net asset value at beginning of period	$51.16	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.73	0.39
Net realized and unrealized gains (losses)	1.13	1.00
Total from investment operations	2.86	1.39
Less distributions:
Distributions from net investment income	(1.63)	(0.30)
Other capital[2]	0.08	0.07
Net asset value at end of period	$52.47	$51.16
Total return	5.87%	2.93%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%[4]
Net investment income (loss)	3.41%	3.50%[4]
Portfolio turnover rate[5]	47%	13%[3]
Net assets, end of period (x 1,000)	$246,617	$61,387

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Municipal Bond ETF | Annual Report9

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
Based on index eligibility requirements, securities must have a fixed coupon schedule (including zero coupon bonds), the rate shown is the interest rate. The index excludes certain types of securities, including, among others, step coupon securities, taxable municipal securities, floating rate notes and variable rate demand obligations or notes. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.9% OF NET ASSETS
ALABAMA 0.6%
Alabama Federal Aid Highway Finance Auth
Special Obligation RB Series 2017A	4.00%	06/01/37 (a)(b)	235,000	247,966
Special Obligation Refunding RB Series 2017B	5.00%	09/01/25 (a)	50,000	51,848
Alabama Public School & College Auth
Refunding RB Series 2020A	5.00%	11/01/25	100,000	104,299
Refunding RB Series 2020A	5.00%	11/01/30	150,000	175,109
Refunding RB Series 2020A	5.00%	11/01/37 (b)	130,000	147,691
Alabama State Corrections Institution Finance Auth
RB Series 2022A	5.25%	07/01/47 (b)	100,000	110,598
Birmingham Water Works Board
Water Refunding RB Series 2015A	5.00%	01/01/42 (a)(b)	300,000	306,318
Tuscaloosa City Board of Education Capital Outlay Warrants
School Tax Warrants Series 2016	5.00%	08/01/46 (a)(b)	200,000	211,937
				1,355,766
ALASKA 0.0%
Anchorage
Solid Waste Refunding RB Series 2022A	4.00%	11/01/52 (b)	105,000	101,636
ARIZONA 1.0%
Arizona
Refunding COP Series 20019A	5.00%	10/01/25 (a)	155,000	161,187
Arizona Health Facilities Auth
RB (Banner Health) Series 2014A	5.00%	01/01/44 (a)(b)	150,000	150,000
Glendale Municipal Property Corp
Sub Excise Tax Refunding RB Series 2012C	4.00%	07/01/38 (b)	130,000	130,031
Maricopa Cnty
GO Bonds Series 2018C	4.00%	07/01/38 (b)	300,000	306,375
Mesa
Utility Systems RB Series 2019A	5.00%	07/01/43 (b)	75,000	81,370
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019A	4.00%	07/01/49 (b)	100,000	99,891
Phoenix Civic Improvement Corp Wastewater Sub
Jr Lien Wastewater System RB Series 2023	5.25%	07/01/47 (b)	150,000	171,968
Pima Cnty
RB Series 2016	5.00%	07/01/25	155,000	160,280
See financial notes
10Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2017A	5.00%	01/01/36 (b)	185,000	201,641
Electric System RB Series 2019A	4.00%	01/01/39 (b)	200,000	206,555
Electric System RB Series 2019A	5.00%	01/01/47 (b)	75,000	81,318
Electric System RB Series 2021A	5.00%	01/01/24	200,000	200,000
Electric System RB Series 2023A	5.00%	01/01/47 (b)	250,000	280,163
Electric System Refunding RB Series 2016A	5.00%	01/01/31 (b)	300,000	321,343
				2,552,122
ARKANSAS 0.1%
Fayetteville SD #1
GO Refunding & Construction Bonds	3.00%	06/01/50 (b)(c)	125,000	99,081
Univ of Arkansas
Facilities RB Series 2021A	5.00%	12/01/45 (b)	70,000	76,636
				175,717
CALIFORNIA 18.9%
Alameda Cnty Transportation Commission
Sr Sales Tax RB Series 2022	5.00%	03/01/45 (b)	110,000	124,541
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2016B	4.00%	10/01/37 (b)(c)	60,000	60,886
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (b)	110,000	118,712
Sub Lien Refunding RB Series 2004A	0.00%	10/01/30 (c)(d)	100,000	80,896
Anaheim Public Financing Auth
Sub Lease RB Series 1997C	0.00%	09/01/32 (c)(d)	100,000	75,835
Bay Area Toll Auth
Sub Toll Bridge RB Series 2014S6	5.00%	10/01/54 (a)(b)	175,000	177,898
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/32 (b)	140,000	146,221
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/33 (b)	190,000	197,853
Sub Toll Bridge RB Series 2017S7	3.25%	04/01/36 (b)	100,000	99,889
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/47 (b)	250,000	251,028
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/33 (d)	150,000	115,244
California
GO Bonds	5.00%	08/01/24	60,000	60,775
GO Bonds	5.00%	11/01/24	50,000	50,939
GO Bonds	5.00%	10/01/25	250,000	260,414
GO Bonds	5.00%	11/01/25 (b)	250,000	254,449
GO Bonds	5.00%	04/01/27	200,000	216,270
GO Bonds	5.00%	08/01/27 (b)	200,000	212,547
GO Bonds	5.00%	11/01/28	120,000	134,797
GO Bonds	5.00%	04/01/29	200,000	226,951
GO Bonds	5.00%	08/01/29 (b)	200,000	217,854
GO Bonds	5.00%	10/01/29 (b)	150,000	167,582
GO Bonds	5.00%	11/01/29	100,000	114,863
GO Bonds	5.00%	10/01/30 (b)	275,000	306,975
GO Bonds	5.00%	11/01/30	50,000	58,611
GO Bonds	5.00%	04/01/31 (b)	125,000	142,051
GO Bonds	4.00%	09/01/31 (b)	180,000	184,680
GO Bonds	5.00%	11/01/31 (b)	185,000	201,721
See financial notes
Schwab Municipal Bond ETF | Annual Report11

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds	5.00%	11/01/32 (b)	220,000	244,244
GO Bonds	5.00%	12/01/32 (b)	150,000	158,001
GO Bonds	3.00%	10/01/33 (b)	200,000	199,325
GO Bonds	4.00%	10/01/35 (b)	250,000	272,241
GO Bonds	5.00%	10/01/35 (b)	200,000	243,021
GO Bonds	5.00%	03/01/36 (b)	265,000	303,690
GO Bonds	3.75%	04/01/37 (b)	105,000	105,005
GO Bonds	5.00%	10/01/39 (b)	200,000	235,296
GO Bonds	4.00%	02/01/43 (b)	60,000	60,016
GO Bonds	5.00%	10/01/45 (b)	150,000	171,467
GO Bonds	5.25%	10/01/45 (b)	250,000	291,835
GO Bonds	3.00%	09/01/46 (b)	270,000	230,636
GO Bonds	5.25%	09/01/47 (b)	200,000	230,144
GO Bonds	4.00%	04/01/49 (b)	250,000	256,047
GO Bonds	5.25%	10/01/50 (b)	170,000	195,833
GO Bonds	5.25%	09/01/53 (b)	200,000	230,521
GO Refunding Bonds	5.00%	12/01/24	100,000	102,079
GO Refunding Bonds	5.00%	04/01/25	200,000	205,812
GO Refunding Bonds	5.00%	08/01/25	380,000	394,159
GO Refunding Bonds	5.00%	09/01/25	95,000	98,747
GO Refunding Bonds	5.00%	10/01/25	250,000	260,414
GO Refunding Bonds	5.00%	04/01/26	270,000	284,458
GO Refunding Bonds	5.00%	08/01/26	200,000	212,554
GO Refunding Bonds	5.00%	09/01/26	300,000	319,533
GO Refunding Bonds	5.00%	12/01/26	200,000	214,461
GO Refunding Bonds	5.00%	03/01/27 (b)	250,000	256,766
GO Refunding Bonds	5.00%	09/01/27	150,000	163,887
GO Refunding Bonds	5.00%	11/01/27	100,000	109,635
GO Refunding Bonds	5.00%	12/01/27	210,000	230,710
GO Refunding Bonds	5.00%	10/01/28	150,000	168,163
GO Refunding Bonds	5.00%	12/01/28	50,000	56,277
GO Refunding Bonds	3.00%	09/01/29 (b)	55,000	55,272
GO Refunding Bonds	5.00%	09/01/29	200,000	228,938
GO Refunding Bonds	5.00%	10/01/29	200,000	229,331
GO Refunding Bonds	5.00%	03/01/30 (b)	150,000	153,885
GO Refunding Bonds	5.00%	04/01/31 (b)	130,000	147,733
GO Refunding Bonds	5.00%	04/01/32 (b)	150,000	169,875
GO Refunding Bonds	5.25%	08/01/32	300,000	365,250
GO Refunding Bonds	4.00%	09/01/32 (b)	50,000	51,260
GO Refunding Bonds	5.00%	09/01/32 (b)	150,000	155,075
GO Refunding Bonds	5.00%	08/01/33 (b)	100,000	100,883
GO Refunding Bonds	3.00%	10/01/34 (b)	270,000	266,592
GO Refunding Bonds	4.00%	11/01/34 (b)	90,000	93,886
GO Refunding Bonds	5.00%	03/01/35 (b)	245,000	282,151
GO Refunding Bonds	3.13%	04/01/35 (b)	75,000	74,686
GO Refunding Bonds	5.00%	04/01/35 (b)	250,000	299,399
GO Refunding Bonds	5.00%	04/01/35 (b)	100,000	110,553
GO Refunding Bonds	3.50%	08/01/35 (b)	200,000	200,568
GO Refunding Bonds	4.00%	11/01/35 (b)	250,000	260,078
GO Refunding Bonds	4.00%	03/01/36 (b)	275,000	294,944
See financial notes
12Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	5.00%	04/01/36 (b)	200,000	224,707
GO Refunding Bonds	5.00%	08/01/36 (b)	200,000	215,355
GO Refunding Bonds	4.00%	09/01/36 (b)	100,000	101,277
GO Refunding Bonds	3.00%	10/01/36 (b)	200,000	194,774
GO Refunding Bonds	5.00%	11/01/36 (b)	95,000	104,546
GO Refunding Bonds	4.00%	03/01/37 (b)	200,000	212,624
GO Refunding Bonds	5.00%	04/01/37 (b)	190,000	212,256
GO Refunding Bonds	4.00%	11/01/37 (b)	150,000	159,517
GO Refunding Bonds	5.00%	09/01/41 (b)	100,000	114,054
GO Refunding Bonds	4.00%	04/01/42 (b)	200,000	209,520
GO Refunding Bonds	5.00%	04/01/42 (b)	250,000	267,168
GO Refunding Bonds	5.00%	04/01/42 (b)	100,000	114,082
GO Refunding Bonds	5.00%	09/01/42 (b)	100,000	114,705
GO Refunding Bonds	5.00%	10/01/42 (b)	100,000	109,511
GO Refunding Bonds	5.00%	10/01/42 (b)	420,000	485,366
ULT GO Bonds	5.00%	10/01/26 (b)	125,000	131,939
California Dept of Water Resources
Water System RB Series AS	5.00%	12/01/29 (a)(b)	70,000	71,404
Water System RB Series BB	5.00%	12/01/31 (b)	175,000	207,868
Water System RB Series BF	5.00%	12/01/32	100,000	123,647
Water System RB Series BF	5.00%	12/01/34 (b)	70,000	86,260
California Educational Facilities Auth
RB (Loma Linda Univ) Series 2017A	5.00%	04/01/42 (b)	300,000	310,742
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (b)	170,000	173,187
RB (Stanford Univ) Series U7	5.00%	06/01/46	250,000	312,244
RB (Stanford Univ) Series V1	5.00%	05/01/49 (b)	200,000	249,068
RB (Stanford Univ) Series V2	2.25%	04/01/51 (b)	300,000	197,313
RB (Stanford Univ) Series V3	5.00%	06/01/33 (b)	100,000	125,564
California Infrastructure & Economic Development Bank
Clean Water & Drinking Water RB Series 2023	4.00%	10/01/47 (b)	200,000	206,544
Clean Water State Revolving Funds RB Series 2018	5.00%	10/01/27	130,000	143,262
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/42 (b)	100,000	107,741
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/47 (b)	200,000	212,902
California Public Works Board
Lease RB (Dept of Corrections & Rehabilitation) Series 2014A	5.00%	09/01/25 (b)	75,000	76,106
Lease RB Series 2014A	5.00%	09/01/27 (b)	250,000	253,015
Lease RB Series 2021B	4.00%	05/01/46 (b)	100,000	101,566
Lease RB Series 2021C	5.00%	11/01/46 (b)	200,000	223,089
Lease Refunding RB Series 2021A	5.00%	02/01/31	155,000	182,673
Lease Refunding RB Series 2022A	5.00%	08/01/34 (b)	200,000	237,302
California School Finance Auth
GO RB (Azusa USD) Series 2009A	0.00%	08/01/49 (c)(d)	100,000	29,149
California State Univ
RB Series 2015A	5.00%	11/01/38 (b)	60,000	62,121
RB Series 2015A	4.00%	11/01/43 (b)	75,000	75,099
RB Series 2016A	5.00%	11/01/30 (b)	200,000	212,025
RB Series 2016A	5.00%	11/01/32 (b)	170,000	179,652
RB Series 2017A	5.00%	11/01/27 (b)	100,000	108,999
RB Series 2017A	5.00%	11/01/31 (b)	50,000	54,239
RB Series 2023A	5.25%	11/01/53 (b)	200,000	229,702
See financial notes
Schwab Municipal Bond ETF | Annual Report13

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Cerritos California Community College District
GO Bonds Series 2014A	4.00%	08/01/44 (b)	150,000	150,200
Coast CCD
GO Bonds Series 2006B	0.00%	08/01/30 (c)(d)	385,000	317,307
GO Bonds Series 2019F	0.00%	08/01/40 (b)(d)	200,000	103,424
GO Refunding Bonds Series 2015	0.00%	08/01/34 (a)(b)(d)	150,000	97,638
Compton USD
GO Bonds Series 2019B	4.00%	06/01/49 (b)(c)	150,000	150,811
Desert CCD
GO Bonds Series 2021A1	4.00%	08/01/51 (b)	200,000	202,004
East Bay Municipal Utility District
Water System Refunding RB Series 2014B	5.00%	06/01/25	310,000	320,866
Foothill Eastern Transportation Corridor Agency
Sr Lien RB Series 1995A	0.00%	01/01/24 (a)(d)	100,000	100,000
Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (b)	335,000	330,985
Sr Lien Toll RB Series A	0.00%	01/01/28 (a)(d)	340,000	307,159
Toll Road Refunding RB Series 2013B2	3.50%	01/15/53 (b)	65,000	56,090
Golden State Tobacco Securitization Corp
RB Series 2015A	5.00%	06/01/45 (a)(b)	120,000	123,952
Grossmont Healthcare District
GO Refunding Bonds Series 2015D	4.00%	07/15/40 (b)	100,000	100,195
Grossmont-Cuyamaca CCD
GO Bonds Series 2018B	4.00%	08/01/47 (b)	130,000	131,491
Hayward USD
GO Bonds Series 2020	4.00%	08/01/45 (b)(c)	150,000	151,076
GO Bonds Series 2020	4.00%	08/01/50 (b)(c)	150,000	149,550
Los Angeles
Sub Refunding RB Series 2018B	5.00%	06/01/25	215,000	222,141
Los Angeles CCD
GO Bonds Series 2008K	4.00%	08/01/35 (b)	100,000	103,201
GO Bonds Series 2008L	5.00%	08/01/25	200,000	207,736
GO Bonds Series C1	5.00%	08/01/25	60,000	62,321
GO Refunding Bonds Series 2015A	5.00%	08/01/30 (a)(b)	250,000	253,185
GO Refunding Bonds Series 2015C	5.00%	08/01/25	155,000	160,995
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	50,000	51,196
Los Angeles Cnty Metropolitan Transportation Auth
1st Tier Sr Sales Tax RB Series 2017A	5.00%	07/01/42 (b)	200,000	213,236
Jr Sub Sales Tax Refunding RB Series 2020A1	4.00%	06/01/36 (b)	290,000	311,706
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/33 (b)	100,000	108,809
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/34 (b)	200,000	217,425
Sales Tax Sr RB Series 2017A	5.00%	07/01/42 (b)	150,000	159,927
Sr Sales Tax RB Series 2021A	4.00%	06/01/35 (b)	170,000	186,352
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2016D	4.00%	12/01/40 (b)	200,000	201,641
Los Angeles Dept of Airports
Sr RB Series 2020D	4.00%	05/15/48 (b)	200,000	203,083
Sr Refunding RB Series 2020A	5.00%	05/15/38 (b)	125,000	140,639
Sub RB Series 2022B	4.00%	05/15/48 (b)	150,000	152,935
Sub Refunding RB Series 2021B	5.00%	05/15/45 (b)	140,000	156,331
Sub Refunding RB Series 2021B	5.00%	05/15/48 (b)	100,000	110,447
See financial notes
14Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/34 (b)	200,000	204,126
Power System RB Series 2017A	5.00%	07/01/47 (b)	100,000	104,462
Power System RB Series 2019D	5.00%	07/01/44 (b)	250,000	273,144
Power System RB Series 2020A	5.00%	07/01/25	200,000	206,991
Power System RB Series 2020A	5.00%	07/01/29	150,000	172,873
Power System RB Series 2020B	5.00%	07/01/40 (b)	235,000	265,240
Power System RB Series 2021B	5.00%	07/01/41 (b)	100,000	113,361
Power System RB Series 2021B	5.00%	07/01/48 (b)	140,000	155,540
Power System RB Series 2021C	5.00%	07/01/51 (b)	50,000	55,478
Power System RB Series 2022A	5.00%	07/01/51 (b)	250,000	277,392
Power System RB Series 2022C	5.00%	07/01/41 (b)	150,000	172,594
Power System RB Series 2022E	5.00%	07/01/29	100,000	115,248
Water System RB Series 2018A	5.00%	07/01/48 (b)	85,000	90,349
Water System RB Series 2020A	5.00%	07/01/50 (b)	100,000	110,010
Water System RB Series 2022B	4.00%	07/01/49 (b)	100,000	100,741
Water System RB Series 2023A	5.00%	07/01/33	75,000	93,586
Water System RB Series 2023A	5.00%	07/01/34 (b)	50,000	62,225
Water System Refunding RB Series 2022C	5.00%	07/01/41 (b)	245,000	284,745
Los Angeles Municipal Improvement Corp
Lease Refunding RB Series 2016B	4.00%	11/01/33 (b)	80,000	82,356
Lease Refunding RB Series 2016B	4.00%	11/01/35 (b)	125,000	128,038
Los Angeles USD
GO Bonds Series 2016A	4.00%	07/01/33 (b)	150,000	151,602
GO Bonds Series 2016A	4.00%	07/01/34 (b)	200,000	202,038
GO Bonds Series 2018B1	5.00%	07/01/33 (b)	125,000	137,501
GO Bonds Series 2020C	3.00%	07/01/35 (b)	70,000	69,222
GO Bonds Series 2020C	4.00%	07/01/44 (b)	150,000	152,395
GO Bonds Series 2020RYQ	5.00%	07/01/35 (b)	150,000	174,640
GO Bonds Series 2020RYQ	4.00%	07/01/44 (b)	200,000	203,194
GO Bonds Series 2023 QRR	5.25%	07/01/48 (b)	250,000	290,404
GO Refunding Bonds Series 2014C	5.00%	07/01/25 (b)	250,000	252,632
GO Refunding Bonds Series 2014C	5.00%	07/01/28 (b)	135,000	136,081
GO Refunding Bonds Series 2016B	2.00%	07/01/29 (b)	75,000	70,747
GO Refunding Bonds Series 2017A	5.00%	07/01/25	200,000	207,380
GO Refunding Bonds Series 2019A	5.00%	07/01/30 (b)	100,000	114,810
Marin Healthcare District
GO Bonds Series 2017A	4.00%	08/01/47 (b)	100,000	99,475
Newport-Mesa USD
GO Bonds Series 2011	0.00%	08/01/33 (d)	250,000	192,984
Oakland USD
GO Bonds Series 2021A	4.00%	08/01/46 (b)(c)	195,000	196,383
Orange Cnty Transportation Auth
BAN 2021	5.00%	10/15/24 (a)	210,000	213,740
Palomar CCD
GO Bonds Series D	4.00%	08/01/46 (b)	100,000	100,525
Peninsula Corridor Joint Powers Board
Sales Tax RB Series 2022A	5.00%	06/01/51 (b)	250,000	273,869
Poway USD
GO Bonds (San Diego County) Series B	0.00%	08/01/33 (d)	85,000	63,622
See financial notes
Schwab Municipal Bond ETF | Annual Report15

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Rancho Santiago CCD
GO Bonds Series C	0.00%	09/01/30 (c)(d)	90,000	74,026
Riverside Cnty Public Finance Auth
Lease RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	104,742
Riverside Cnty Transportation Commission
Toll Sr Lien Refunding RB Series 2021B1	4.00%	06/01/46 (b)	150,000	150,446
Riverside USD
GO Bonds Series 2016B	4.00%	08/01/42 (b)	200,000	204,016
Sacramento
Sr TOT RB (Convention Center Complex) Series 2018A	5.00%	06/01/48 (b)	250,000	261,918
Sacramento Cnty
Airport System Sub Refunding RB Series 2016B	5.00%	07/01/41 (b)	100,000	103,366
Sacramento Cnty Sanitation District Financing Auth
RB Series 2020A	5.00%	12/01/50 (b)	100,000	109,876
Sacramento Municipal Utility District
Electric RB Series 2019G	5.00%	08/15/40 (b)	115,000	128,390
Electric RB Series 2020H	4.00%	08/15/45 (b)	75,000	76,583
San Bernardino CCD
GO Bonds Series A	4.00%	08/01/49 (a)(b)	60,000	63,648
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)(b)	230,000	233,964
San Diego CCD
GO Bonds Series 2016	3.00%	08/01/34 (b)	60,000	59,233
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	145,000	154,589
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021A	4.00%	07/01/46 (b)	115,000	116,992
Sub Airport Refunding RB Series 2019A	5.00%	07/01/36 (b)	55,000	61,740
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A	5.00%	04/01/48 (b)	200,000	206,679
Sales Tax RB Series 2023A	5.00%	04/01/32	75,000	91,304
San Diego Cnty Water Auth
Water Refunding RB Series 2021B	4.00%	05/01/34 (b)	80,000	89,322
Water Refunding RB Series 2021B	4.00%	05/01/35 (b)	160,000	177,825
San Diego Public Facilities Financing Auth
Lease RB Series 2023A	4.00%	10/15/48 (b)	125,000	126,759
Sub Sewer RB Series 2022A	5.00%	05/15/47 (b)	15,000	16,831
Water Sub RB Series 2018A	5.00%	08/01/43 (b)	200,000	216,178
San Diego USD
GO Bonds Series 2006F1	5.25%	07/01/28 (c)	90,000	102,248
GO Bonds Series 2017 I	4.00%	07/01/47 (b)	100,000	100,546
GO Bonds Series 2019L	4.00%	07/01/49 (b)	100,000	100,484
GO Bonds Series 2020M2	4.00%	07/01/50 (b)	200,000	200,947
GO Bonds Series 2023N2	5.00%	07/01/53 (b)	80,000	90,838
GO Refunding Bonds Series 2012R1	0.00%	07/01/30 (d)	50,000	41,292
GO Refunding Bonds Series 2016SR1	4.00%	07/01/32 (b)	220,000	225,514
Go Refunding Bonds Series R5	5.00%	07/01/29 (b)	115,000	122,770
San Francisco
Wastewater RB Series 2021A	5.00%	10/01/44 (b)	200,000	226,833
See financial notes
16Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Francisco Airport Commission
RB 2nd Series 2014B	5.00%	05/01/44 (b)	100,000	100,381
RB 2nd Series 2017B	5.00%	05/01/47 (b)	125,000	130,717
RB 2nd Series 2018E	5.00%	05/01/48 (b)	100,000	105,702
Refunding RB 2nd Series 2019D	5.00%	05/01/33 (b)	50,000	56,774
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2020C1	4.00%	08/01/45 (b)	205,000	208,903
GO Bonds Series 2022D1	5.25%	08/01/47 (b)	70,000	80,225
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (b)	100,000	100,355
San Francisco Public Utilities Commission
Wastewater RB Series 2018A	4.00%	10/01/43 (b)	200,000	201,870
Water RB Series 2020A	5.00%	11/01/50 (b)	295,000	325,301
Water Refunding RB Series 2016A	5.00%	11/01/26	350,000	374,953
Water Refunding RB Series 2023C	5.00%	11/01/37 (b)	100,000	121,797
San Joaquin Hills Transportation Corridor Agency Toll
Jr Lien RB	0.00%	01/01/26 (a)(d)	400,000	379,743
Toll Road Refunding RB Series 1997A	0.00%	01/15/25 (c)(d)	50,000	48,289
San Jose
Airport Refunding RB Series 2017B	5.00%	03/01/47 (b)(c)	150,000	156,535
Wastewater RB Series 2022B	5.00%	11/01/52 (b)	175,000	197,297
San Jose Redevelopment Agency Successor
Tax Refunding Bonds Series 2017A	5.00%	08/01/34 (b)	125,000	136,062
San Mateo Cnty CCD
GO Bonds Series 2006B	0.00%	09/01/34 (c)(d)	50,000	36,751
GO Bonds Series 2018B	5.00%	09/01/45 (b)	150,000	162,116
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2018A	5.00%	07/15/43 (b)	150,000	162,501
San Mateo SD
ULT GO Bonds Series 2020B	4.00%	08/01/51 (b)	150,000	153,748
Santa Clara Cnty
GO Refunding Bonds Series 2017C	3.25%	08/01/39 (b)	70,000	65,084
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2023A	5.00%	04/01/26	250,000	264,793
Santa Monica CCD
GO Bonds Series 2018A	4.00%	08/01/47 (b)	150,000	151,910
Southern California Metropolitan Water District
RB Series 2021A	5.00%	10/01/46 (b)	100,000	111,897
Sub Water Refunding RB Series 2017A	2.50%	07/01/26	100,000	98,740
Sub Water Refunding RB Series 2017A	2.50%	07/01/27	285,000	279,789
Southern California Public Power Auth
Sub Refunding RB Series 2015C	5.00%	07/01/26 (b)	200,000	204,671
Sunnyvale Financing Auth
Lease RB Series 2020	4.00%	04/01/50 (b)	250,000	251,888
Sweetwater UHSD
GO Bonds Series 2022A1	5.00%	08/01/52 (b)	175,000	192,027
Twin Rivers USD
GO Bonds Series 2016	0.00%	08/01/41 (b)(c)(d)	390,000	184,782
See financial notes
Schwab Municipal Bond ETF | Annual Report17

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of California
General RB Series 2015AO	5.00%	05/15/25	85,000	87,900
General RB Series 2015AO	5.00%	05/15/26 (b)	55,000	56,904
General RB Series 2017AY	5.00%	05/15/27	75,000	81,882
General RB Series 2017AY	5.00%	05/15/30 (b)	125,000	136,261
General RB Series 2018AZ	5.00%	05/15/35 (b)	140,000	155,247
General RB Series 2018AZ	5.00%	05/15/43 (b)	170,000	183,455
General RB Series 2020BE	5.00%	05/15/41 (b)	100,000	112,450
General RB Series 2022BK	5.00%	05/15/32	100,000	122,453
General RB Series 2022BK	5.00%	05/15/52 (b)	230,000	256,496
General RB Series 2023BN	5.00%	05/15/37 (b)	250,000	305,102
General RB Series AZ	5.00%	05/15/33 (b)	200,000	222,969
Limited Project RB Series 2017M	5.00%	05/15/35 (b)	90,000	97,371
Limited Project RB Series 2018O	5.00%	05/15/58 (b)	245,000	260,319
Limited Project RB Series 2021Q	4.00%	05/15/51 (b)	65,000	65,644
RB Series 2018O	4.00%	05/15/48 (b)	155,000	155,963
RB Series 2020BE	4.00%	05/15/47 (b)	250,000	252,981
RB Series 2021Q	5.00%	05/15/46 (b)	165,000	182,944
Ventura Cnty CCD
GO Refunding Bonds Series 2015	3.13%	08/01/31 (b)	200,000	200,529
Washington Township Health Care District
GO Bonds Series 2023B	5.25%	08/01/48 (b)	250,000	282,715
				46,522,584
COLORADO 1.3%
Aurora Colo
1st Lien Water Refunding RB Series 2016	5.00%	08/01/41 (a)(b)	170,000	180,759
Colorado
COP Series 2020A	4.00%	12/15/35 (b)	150,000	159,934
COP Series 2020A	4.00%	12/15/39 (b)	190,000	195,425
COP Series 2021A	5.00%	12/15/33 (b)	135,000	158,740
COP Series 2021A	4.00%	12/15/39 (b)	25,000	25,891
Colorado High Performance Transportation Enterprise
Sr RB Series 2017	5.00%	12/31/56 (b)	75,000	75,137
Colorado Regional Transportation District
COP Series 2015A	4.00%	06/01/40 (b)	50,000	50,042
Sales Tax RB Series 2016A	5.00%	11/01/46 (b)	100,000	103,526
Sales Tax Refunding RB Series 2021B	5.00%	11/01/28	170,000	190,880
Colorado Springs
Utilities System Refunding RB Series 2022A	5.00%	11/15/30	75,000	87,515
Colorado State Building Excellent Schools Today
COP Series 2018N	5.00%	03/15/38 (b)	100,000	107,473
Denver
Airport System RB Series 2022C	5.00%	11/15/29	150,000	171,104
Dedicated Tax Refunding RB Series 2016A	5.00%	08/01/42 (b)	150,000	154,292
GO Refunding Bonds Series 2020B	5.00%	08/01/27	130,000	141,883
RB Series 2021A	4.00%	08/01/51 (b)	100,000	97,780
Denver SD #1
GO Bonds Series 2022A	5.00%	12/01/45 (b)(c)	200,000	224,564
See financial notes
18Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
E-470 Public Highway Auth
Sr RB Series 1997B	0.00%	09/01/26 (c)(d)	50,000	46,111
Sr RB Series 2004A	0.00%	09/01/28 (c)(d)	115,000	100,210
Sr RB Series 2020A	5.00%	09/01/26	85,000	90,151
Jefferson Cnty SD #R1
GO Bonds Series 2018	5.00%	12/15/34 (b)(c)	145,000	161,590
Larimer & Weld SD #RE5J
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	200,893
Weld Cnty SD #6
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	201,975
Weld Cnty SD #RE2
GO Bonds Series 2016	5.00%	12/01/44 (b)(c)	220,000	238,747
				3,164,622
CONNECTICUT 1.8%
Connecticut
GO Bonds Series 2016A	5.00%	03/15/32 (b)	115,000	120,427
GO Bonds Series 2016A	4.00%	03/15/36 (b)	50,000	50,748
GO Bonds Series 2016E	5.00%	10/15/24	55,000	55,897
GO Bonds Series 2016E	3.00%	10/15/32 (b)	200,000	198,957
GO Bonds Series 2019A	5.00%	04/15/35 (b)	130,000	145,626
GO Bonds Series 2019A	5.00%	04/15/36 (b)	95,000	105,945
GO Bonds Series 2020A	5.00%	01/15/25	100,000	102,225
GO Bonds Series 2020A	5.00%	01/15/26	100,000	104,650
GO Bonds Series 2020A	4.00%	01/15/35 (b)	180,000	191,591
GO Bonds Series 2021A	4.00%	01/15/29	70,000	75,077
GO Bonds Series 2021A	3.00%	01/15/35 (b)	125,000	123,020
GO Bonds Series 2021A	2.00%	01/15/41 (b)	100,000	70,385
GO Bonds Series 2022F	5.00%	11/15/41 (b)	200,000	227,636
GO Refunding Bonds Series 2022D	5.00%	09/15/25	145,000	150,501
GO Refunding Bonds Series 2022D	5.00%	09/15/27	100,000	109,178
GO Refunding Bonds Series 2022G	5.00%	11/15/27	210,000	230,212
Special Tax Obligation Bonds Series 2015A	5.00%	08/01/33 (b)	100,000	102,998
Special Tax Obligation Bonds Series 2016A	5.00%	09/01/25	160,000	165,913
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/35 (b)	200,000	218,674
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/36 (b)	100,000	108,995
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/24	200,000	201,250
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/34 (b)	125,000	143,774
Special Tax Obligation Bonds Series 2020A	4.00%	05/01/36 (b)	70,000	74,076
Special Tax Obligation Bonds Series 2021A	5.00%	05/01/35 (b)	215,000	251,149
Special Tax Obligation Bonds Series 2021D	4.00%	11/01/39 (b)	250,000	259,924
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/29	125,000	141,972
Transportation RB Series 2016A	4.00%	09/01/35 (b)	170,000	173,459
Transportation RB Series 2020A	5.00%	05/01/27	250,000	270,479
Transportation Special Tax Obligation Bonds Series 2018B	5.00%	10/01/27	120,000	131,155
Connecticut Health & Educational Facilities Auth
RB (Sacred Heart Univ) Series I1	5.00%	07/01/42 (b)	100,000	102,800
				4,408,693
See financial notes
Schwab Municipal Bond ETF | Annual Report19

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
DELAWARE 0.0%
Delaware Transportation Auth
RB Series 2015	5.00%	06/01/55 (b)	100,000	101,357
DISTRICT OF COLUMBIA 1.6%
District of Columbia
GO Bonds Series 2015A	5.00%	06/01/36 (b)	100,000	102,356
GO Bonds Series 2019A	5.00%	10/15/30 (b)	155,000	175,516
GO Bonds Series 2019A	5.00%	10/15/33 (b)	150,000	169,410
GO Bonds Series 2019A	5.00%	10/15/44 (b)	240,000	259,997
GO Refunding Bonds Series 2017A	5.00%	06/01/34 (b)	75,000	80,997
GO Refunding Bonds Series 2023B	5.00%	06/01/29	205,000	233,445
Income Tax Secured RB Series 2019A	5.00%	03/01/30 (b)	220,000	251,535
Income Tax Secured RB Series 2019A	4.00%	03/01/44 (b)	200,000	202,028
Income Tax Secured RB Series 2022A	5.00%	07/01/40 (b)	250,000	287,893
Income Tax Secured RB Series 2022A	5.00%	07/01/41 (b)	250,000	286,079
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/27	195,000	214,538
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/35 (b)	70,000	73,636
Refunding RB Series 2020B	5.00%	10/01/29	175,000	200,665
District of Columbia Water & Sewer Auth Sub Board
Public Utility Sub Lien RB Series 2019A	5.00%	10/01/44 (b)	175,000	189,642
Metropolitan Washington Airports Auth
2nd Sr Lien RB Series 2009C	0.00%	10/01/35 (c)(d)	50,000	33,028
Sub Lien Refunding RB Series 2019B	4.00%	10/01/49 (b)	260,000	246,096
Toll Road 2nd Sr Lien Refunding RB Series 2022A	4.00%	10/01/52 (b)(c)	200,000	193,980
Washington Metropolitan Transit Auth
2nd Lien RB Series 2023A	5.25%	07/15/53 (b)	150,000	168,862
RB Series 2020A	5.00%	07/15/45 (b)	125,000	136,070
RB Series 2021A	5.00%	07/15/46 (b)	280,000	306,747
RB Series 2023A	5.50%	07/15/51 (b)	150,000	172,491
				3,985,011
FLORIDA 2.8%
Broward Cnty
Airport System RB Series 2012Q1	4.00%	10/01/42 (b)	80,000	80,016
Water & Sewer Utility RB Series 2019A	5.00%	10/01/39 (b)	125,000	137,775
Broward Cnty SD
COP Series 2019A	5.00%	07/01/28	110,000	122,147
Central Florida Expressway Auth
Sr Lien Refunding RB Series 2016B	5.00%	07/01/26	60,000	63,359
Sr Lien Refunding RB Series 2016B	4.00%	07/01/35 (b)	60,000	61,011
Sr Lien Refunding RB Series 2016B	4.00%	07/01/36 (b)	130,000	132,138
Sr Lien Refunding RB Series 2017	5.00%	07/01/42 (b)	125,000	131,238
Sr Lien Refunding RB Series 2021	4.00%	07/01/34 (b)(c)	175,000	187,084
Duval Cnty School Board
COP Series 2022A	5.00%	07/01/32 (b)(c)	100,000	113,584
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/26 (b)	100,000	104,551
Florida Municipal Power Agency
Power Supply Refunding RB Series 2016A	5.00%	10/01/31 (b)	65,000	68,097
See financial notes
20Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Florida State Board of Education
Lottery Refunding RB Series 2017A	5.00%	07/01/27	165,000	179,420
Public Education Capital Outlay Refunding Bonds Series 2021A	5.00%	06/01/31	100,000	118,663
Public Education Capital Outlay Refunding Bonds Series 2021B	5.00%	06/01/29	125,000	142,481
Public Education Capital Outlay Refunding Bonds Series 2022C	5.00%	06/01/27	150,000	163,029
Public Education Refunding Bonds Series 2022C	5.00%	06/01/24	200,000	201,747
Florida State Turnpike Auth
Turnpike RB Series 2022C	5.00%	07/01/47 (b)	100,000	110,310
Fort Myers
Utility System Refunding RB Series 2019A	4.00%	10/01/44 (b)	100,000	100,915
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (b)	125,000	119,823
Gainesville
Utilities System RB Series 2019A	5.00%	10/01/47 (b)	150,000	160,074
Hillsborough Cnty
RB Series 2021	2.25%	08/01/51 (b)	160,000	103,014
Hillsborough Cnty Aviation Auth
RB Series 2018F	5.00%	10/01/43 (b)	115,000	123,153
JEA
Electric System Sub RB Series 2017B	5.00%	10/01/33 (b)	160,000	172,600
Manatee Cnty
Refunding RB Series 2022	4.00%	10/01/52 (b)	75,000	74,608
Miami Beach
Water & Sewer Refunding RB Series 2017	5.00%	09/01/47 (b)	250,000	260,954
Miami-Dade Cnty
Facilities Tax RB Series 2009C	0.00%	10/01/44 (c)(d)	500,000	201,209
GO Refunding Bonds Series 2015B	4.00%	07/01/34 (b)	50,000	50,143
RB Series 2017B	5.00%	10/01/33 (b)	100,000	103,002
RB Series 2022	5.00%	07/01/49 (b)	200,000	217,873
Refunding RB Series 2009A	6.88%	10/01/34 (b)(c)	240,000	294,998
Water & Sewer System RB Series 2019B	4.00%	10/01/49 (b)	225,000	220,410
Water & Sewer System RB Series 2021	4.00%	10/01/44 (b)	25,000	25,346
Water & Sewer System RB Series 2021	4.00%	10/01/46 (b)	150,000	150,934
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/25	270,000	280,918
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/26 (b)	75,000	77,600
Miami-Dade Cnty Educational Facilities Auth
Refunding RB (Univ of Miami) Series 2015A	5.00%	04/01/40 (b)	200,000	201,556
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/39 (b)	225,000	225,507
Toll System RB Series 2014A	5.00%	07/01/44 (b)	200,000	200,460
Miami-Dade Cnty Transit System
Transit System Sales Surtax Refunding RB Series 2017	4.00%	07/01/38 (b)	180,000	182,540
Miami-Dade School Board
COP Series 2016C	3.25%	02/01/33 (b)	150,000	150,011
Orange Cnty School Board
COP Series 2016C	5.00%	08/01/34 (b)	150,000	155,674
Orlando
Special RB Series 2018B	5.00%	10/01/48 (b)	125,000	133,257
See financial notes
Schwab Municipal Bond ETF | Annual Report21

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Orlando Utilities Commission
Utility System Refunding RB Series 2013A	5.00%	10/01/24 (b)	65,000	66,013
Utility System Refunding RB Series 2013A	5.00%	10/01/25 (b)	70,000	72,758
Palm Beach Cnty School Board
COP Series 2017A	5.00%	08/01/27	140,000	151,894
COP Series 2020A	5.00%	08/01/34 (b)	50,000	57,331
South Florida Water Management District COP
Refunding COP Series 2015	5.00%	10/01/35 (b)	175,000	180,479
Tampa
Tax Bonds ( H. Lee Moffitt Cancer Center) Series 2020A	0.00%	09/01/45 (b)(d)	300,000	112,759
Water & Wastewater RB Series 2022A	5.25%	10/01/57 (b)	200,000	222,899
Tampa Bay Water
Utility System RB Series 2022	5.00%	10/01/52 (b)	35,000	38,589
				7,005,951
GEORGIA 1.8%
Atlanta
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/40 (b)	60,000	60,946
Water & Wastewater Refunding RB Series 2018B	3.50%	11/01/43 (b)	75,000	70,987
Water & Wastewater Refunding RB Series 2018B	5.00%	11/01/43 (b)	100,000	105,218
Atlanta Airport
Airport Facility Sub Lien RB Series 2019C	5.00%	07/01/36 (b)	235,000	263,161
De Kalb Cnty
Water & Sewer 2nd Resolution RB Series 2022	5.00%	10/01/52 (b)	100,000	109,980
Water & Sewerage RB Series 2022	5.00%	10/01/41 (b)	225,000	255,900
Fulton Cnty
Water & Sewerage RB Series 2020A	2.25%	01/01/42 (b)	70,000	51,960
Water & Sewerage RB Series 2020A	2.25%	01/01/43 (b)	150,000	109,553
Gainesville & Hall Cnty Hospital Auth
RAN Series 2014A	5.50%	08/15/54 (a)(b)	80,000	82,382
Georgia
GO Bonds Series 2016A	2.50%	02/01/33 (b)	100,000	96,198
GO Bonds Series 2017A	5.00%	02/01/31 (b)	200,000	215,914
GO Bonds Series 2019A	5.00%	07/01/29	200,000	228,485
GO Bonds Series 2019A	5.00%	07/01/32 (b)	100,000	113,999
GO Bonds Series 2020A	5.00%	08/01/32 (b)	200,000	233,239
GO Bonds Series 2020A	4.00%	08/01/34 (b)	140,000	152,367
GO Bonds Series 2021A	5.00%	07/01/33 (b)	100,000	118,667
GO Bonds Series 2021A	4.00%	07/01/34 (b)	80,000	87,980
GO Bonds Series 2021A	4.00%	07/01/38 (b)	200,000	213,189
GO Refunding Bonds Series 2016C	4.00%	07/01/25	100,000	102,084
GO Refunding Bonds Series 2016E	5.00%	12/01/26	170,000	182,490
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project J Bonds Series 2023A	5.00%	07/01/64 (b)(c)	200,000	209,222
RB Series 2019A	5.00%	01/01/49 (b)	100,000	102,435
RB Series 2019B	5.00%	01/01/59 (b)	40,000	40,685
Georgia Port Auth
RB Series 2021	4.00%	07/01/46 (b)	10,000	10,173
RB Series 2021	2.63%	07/01/51 (b)	100,000	70,636
RB Series 2022	4.00%	07/01/52 (b)	125,000	125,847
See financial notes
22Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Georgia State Road & Tollway Auth
Highway RB Series 2020	5.00%	06/01/30	125,000	144,216
Gwinnett Cnty SD
Sales Tax GO Bonds Series 2022B	5.00%	08/01/27	80,000	87,543
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2016B	5.00%	07/01/33 (b)	120,000	126,952
Sales Tax Refunding RB Series 2017C	3.25%	07/01/37 (b)	100,000	98,173
Paulding Cnty
Water & Sewerage Improvement Refunding RB Series 2016	3.00%	12/01/48 (b)	105,000	83,442
Private Colleges & Universities Auth
RB (Emory Univ) Series 2020B	5.00%	09/01/25	250,000	259,902
RB (Emory Univ) Series 2020B	4.00%	09/01/39 (b)	110,000	114,684
Sandy Springs Public Facilities Auth
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	200,518
				4,529,127
HAWAII 0.6%
Hawaii
GO Bonds Series 2017FK	4.00%	05/01/31 (b)	150,000	155,707
GO Bonds Series 2018FT	5.00%	01/01/38 (b)	100,000	107,676
GO Refunding Bonds Series 2016FE	5.00%	10/01/28 (b)	200,000	212,100
GO Refunding Bonds Series 2016FH	4.00%	10/01/31 (b)	150,000	154,510
Honolulu
GO Bonds Series 2015A	5.00%	10/01/39 (b)	180,000	184,355
GO Bonds Series 2021E	5.00%	03/01/31	285,000	334,347
Wastewater System Sr RB Series 2022A	5.00%	07/01/47 (b)	240,000	266,228
Honolulu City & Cnty Wastewater System
Sr Wastewater System RB Series 2015A	5.00%	07/01/40 (a)(b)	150,000	155,043
				1,569,966
ILLINOIS 5.5%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/39 (b)	225,000	226,874
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (b)	105,000	123,248
2nd Lien Water Refunding RB Series 2023B	4.00%	11/01/40 (b)(c)	100,000	102,478
GO Bonds Series 1999	0.00%	01/01/34 (c)(d)	60,000	40,058
GO Bonds Series 2019A	5.50%	01/01/35 (b)	165,000	179,935
GO Bonds Series 2019A	5.50%	01/01/49 (b)	100,000	104,248
GO Bonds Series 2023A	5.00%	01/01/35 (b)	50,000	55,227
GO Bonds Series 2023A	5.50%	01/01/43 (b)	500,000	531,807
GO Refunding Bonds Series 2017A	5.75%	01/01/33 (b)	185,000	194,594
GO Refunding Bonds Series 2020A	5.00%	01/01/29	180,000	193,459
Chicago Board of Education
Dedicated Tax Bonds Series 2016	6.10%	04/01/36 (b)	130,000	138,415
Dedicated Tax Bonds Series 2023	5.00%	04/01/45 (b)	200,000	209,020
Chicago O’Hare International Airport
Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/35 (b)	200,000	210,474
General Airport Sr Lien RB Series 2018B	5.00%	01/01/39 (b)	60,000	64,668
General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	75,000	76,282
General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/33 (b)	125,000	126,964
See financial notes
Schwab Municipal Bond ETF | Annual Report23

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/25	50,000	50,949
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/30 (b)	80,000	81,364
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/35 (b)	100,000	103,573
OHare General Airport Sr Lien Refunding RB Series 2020A	5.00%	01/01/34 (b)	55,000	62,468
OHare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/37 (b)(c)	100,000	104,436
Sr Lien RB Series 2018B	5.00%	01/01/38 (b)	100,000	108,197
Sr Lien Refunding RB Series 2015B	5.00%	01/01/26 (b)	150,000	152,485
Chicago Transit Auth Sales Tax
2nd Lien Sales Tax RB Series 2017	5.00%	12/01/51 (b)	155,000	157,027
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/55 (b)	85,000	88,279
Cook Cnty
GO Refunding Bonds Series 2022A	5.00%	11/15/25	130,000	135,121
Sales Tax RB Series 2021A	4.00%	11/15/40 (b)	250,000	251,846
Cook Cnty Sales Tax Revenue
Sales Tax RB Series 2021A	4.00%	11/15/41 (b)	225,000	226,364
Illinois
GO Bonds Series 2014	5.25%	02/01/29 (b)	200,000	200,268
GO Bonds Series 2014	5.00%	05/01/39 (b)	250,000	250,551
GO Bonds Series 2017C	5.00%	11/01/29 (b)	525,000	562,302
GO Bonds Series 2017D	5.00%	11/01/25	95,000	98,248
GO Bonds Series 2017D	5.00%	11/01/26	160,000	168,761
GO Bonds Series 2017D	5.00%	11/01/27	200,000	215,028
GO Bonds Series 2019A	5.00%	11/01/27	125,000	134,209
GO Bonds Series 2019B	4.00%	11/01/38 (b)	200,000	201,809
GO Bonds Series 2020	5.50%	05/01/30	95,000	106,572
GO Bonds Series 2020	5.50%	05/01/39 (b)	265,000	293,555
GO Bonds Series 2020	5.75%	05/01/45 (b)	250,000	275,282
GO Bonds Series 2020B	5.00%	10/01/30	50,000	56,052
GO Bonds Series 2020B	5.00%	10/01/31 (b)	225,000	251,570
GO Bonds Series 2022A	5.25%	03/01/38 (b)	150,000	168,456
GO Bonds Series 2022A	5.50%	03/01/42 (b)	175,000	195,880
GO Bonds Series 2023B	5.00%	05/01/28	150,000	162,446
GO Bonds Series 2023B	5.00%	05/01/35 (b)	60,000	67,534
GO Refunding Bonds Series 2016	5.00%	02/01/24	345,000	345,403
GO Refunding Bonds Series 2016	5.00%	02/01/25	150,000	152,893
GO Refunding Bonds Series 2016	4.00%	02/01/30 (b)(c)	135,000	138,229
GO Refunding Bonds Series 2022B	5.00%	03/01/33 (b)	150,000	170,090
GO Refunding Bonds Series 2023D	5.00%	07/01/36 (b)	100,000	111,875
Illinois Finance Auth
RB (Univ of Chicago) Series 2015A	5.00%	10/01/40 (b)	250,000	254,436
RB (Univ of Chicago) Series 2023A	5.25%	05/15/54 (b)	65,000	72,397
RB Series 2017	5.00%	07/01/35 (b)	75,000	80,051
Illinois Municipal Electric Agency
Power System Refunding RB Series 2015A	4.00%	02/01/34 (b)	300,000	301,045
Illinois Toll Highway Auth
Refunding RB Series 2018A	5.00%	01/01/29	265,000	296,866
Toll Highway Sr RB Series 2014B	5.00%	01/01/36 (b)	200,000	200,959
Toll Highway Sr RB Series 2014C	5.00%	01/01/36 (b)	50,000	51,129
Toll Highway Sr RB Series 2016B	5.00%	01/01/41 (b)	155,000	159,468
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (b)	100,000	106,052
See financial notes
24Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Toll Highway Sr RB Series 2020A	5.00%	01/01/45 (b)	200,000	219,092
Toll Highway Sr RB Series 2021A	5.00%	01/01/43 (b)	130,000	145,181
Toll Highway Sr RB Series 2021A	4.00%	01/01/46 (b)	50,000	49,644
Toll Highway Sr RB Series 2021A	5.00%	01/01/46 (b)	250,000	276,519
Toll Highway Sr RB Series 2023A	5.00%	01/01/44 (b)	75,000	84,527
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	110,000	123,227
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/37 (b)(e)	100,000	119,768
Metropolitan Pier & Exposition Auth
Dedicated State Tax RB Series 2002A	0.00%	12/15/32 (c)(d)	250,000	185,708
Dedicated State Tax RB Series 2002A	0.00%	06/15/35 (c)(d)	140,000	94,769
RB Series 2002A	0.00%	06/15/34 (c)(d)	325,000	228,987
RB Series 2002A	0.00%	12/15/39 (c)(d)	200,000	106,210
RB Series 2015A	5.00%	06/15/53 (b)	100,000	101,025
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/47 (c)(d)	225,000	79,982
Refunding Bonds (McCormick Place Expansion) Series 2017B	0.00%	12/15/56 (c)(d)	375,000	82,078
Refunding Bonds (McCormick Place Expansion) Series 2020A	4.00%	06/15/50 (b)	125,000	118,798
Refunding Bonds (McCormick Place Expansion) Series 2020A	5.00%	06/15/50 (b)	200,000	206,785
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (d)	250,000	112,040
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2016C	5.00%	12/01/45 (b)	100,000	102,551
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/25	80,000	83,010
Railsplitter Tobacco Settlement Auth
Tobacco Settlement RB Series 2017	5.00%	06/01/26 (a)	125,000	131,755
Rosemont
GO Bonds Series 2016A	5.00%	12/01/46 (b)(c)	110,000	114,245
Sales Tax Securitization Corp
2nd Lien Sales Tax RB Series 2020A	4.00%	01/01/38 (b)	215,000	219,012
2nd Lien Sales Tax Securitization Bonds Series 2020A	5.00%	01/01/30	150,000	169,297
Sales Tax Securitization Bonds Series 2018C	5.00%	01/01/43 (b)	150,000	158,892
Schaumburg
GO Refunding Bonds Series 2013A	4.00%	12/01/41 (b)	50,000	50,016
Springfield Ill
Sr Lien Electric Refunding RB Series 2015	5.00%	03/01/40 (b)(c)	175,000	176,779
Univ of Illinois
Auxiliary Facilities RB Series 2018A	4.13%	04/01/48 (b)(c)	100,000	99,483
				13,588,656
INDIANA 0.3%
Indiana Finance Auth
Highway Refunding RB Series 2016C	5.00%	06/01/27 (b)	60,000	63,905
Lease Appropriation Refunding Bonds Series 2022A	5.00%	02/01/35 (b)	160,000	188,005
State Revolving Fund RB Series 2019A	5.00%	02/01/36 (b)	60,000	66,405
State Revolving Fund Refunding Bonds Series 2015B	5.00%	02/01/24	90,000	90,144
Indianapolis Local Public Improvement Bond Bank
RB Series 1999E	0.00%	02/01/28 (c)(d)	250,000	220,571
				629,030
See financial notes
Schwab Municipal Bond ETF | Annual Report25

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
IOWA 0.2%
Iowa
Special Obligation Refunding RB Series 2016A	5.00%	06/01/28 (b)	145,000	152,876
Special Obligation Refunding RB Series 2019A	5.00%	06/01/34 (b)	145,000	163,021
Iowa Higher Education Loan Auth
RB (Grinnell College) Series 2017	5.00%	12/01/46 (b)	100,000	104,056
				419,953
KANSAS 0.1%
Kansas Department of Transportation
Highway RB Series 2015B	5.00%	09/01/25	125,000	129,578
KENTUCKY 0.5%
Kentucky Municipal Power Agency
Power System Refunding RB Series 2015A	4.00%	09/01/39 (b)(c)	325,000	319,078
Kentucky State Property & Buildings Commission
Refunding RB Series B	5.00%	11/01/25	285,000	296,007
Refunding RB Series B	5.00%	11/01/26	250,000	266,198
Kentucky Turnpike Auth
Economic Development Road Refunding RB Series 2017B	5.00%	07/01/25	255,000	262,890
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2013B	4.00%	05/15/37 (b)	25,000	25,012
				1,169,185
LOUISIANA 0.5%
Louisiana
GO Refunding Bonds Series 2016B	5.00%	08/01/26	150,000	158,914
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (b)	150,000	159,216
Refunding RB Bonds Series 2015A	4.50%	05/01/39 (a)(b)	250,000	255,255
Louisiana Local Government Environmental Facilities & Community Development Auth
Insurance Assessment RB Series 2022B	5.00%	08/15/30 (b)	85,000	90,664
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2020A	5.00%	04/01/45 (b)	250,000	269,059
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (b)	200,000	221,169
New Orleans
Water Refunding RB Series 2014	5.00%	12/01/44 (a)(b)	100,000	101,870
				1,256,147
MARYLAND 2.0%
Baltimore
Wastewater RB Series 2019A	5.00%	07/01/49 (b)	150,000	159,179
Wastewater Sub RB Series 2017A	5.00%	07/01/46 (b)	100,000	103,015
Baltimore Cnty
GO Bonds	5.00%	03/01/53 (b)	200,000	223,590
Maryland
GO Bonds 1st Series 2020A	5.00%	03/15/32 (b)	205,000	237,032
GO Bonds 1st Series 2022A	5.00%	06/01/29	100,000	114,040
GO Bonds 1st Series 2022A	5.00%	06/01/31	110,000	130,529
See financial notes
26Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds 1st Series A	5.00%	06/01/34 (b)	260,000	313,014
GO Bonds 2nd Series 2017A	5.00%	08/01/27	100,000	109,177
GO Bonds 2nd Series 2019A	5.00%	08/01/31 (b)	140,000	159,569
GO Bonds 2nd Series 2019A	2.13%	08/01/33 (b)	290,000	255,932
GO Bonds 2nd Series 2020A	5.00%	08/01/35 (b)	65,000	75,235
GO Refunding Bonds 1st Series 2020C	5.00%	08/01/24	150,000	151,937
GO Refunding Bonds 2nd Series B	5.00%	08/01/27	125,000	136,471
GO Refunding Bonds Series 2017B	5.00%	08/01/26	185,000	196,804
RB Series 2018A	5.00%	05/01/42 (b)	170,000	179,491
Refunding Bonds 2nd Series 2020B	5.00%	08/01/28	150,000	167,848
Refunding Bonds 2nd Series 2021D	4.00%	08/01/29	90,000	98,253
ULT GO Bonds Series 2017	5.00%	03/15/29 (b)	300,000	323,783
ULT GO Bonds Series 2017B	5.00%	08/01/25	275,000	285,377
Maryland Dept of Transportation
Consolidated Bonds Series 2021A	2.13%	10/01/36 (b)	190,000	157,734
Consolidated Transportation Bonds Series 2019	2.13%	10/01/31 (b)	285,000	257,101
RB Series 2018	5.00%	10/01/26	180,000	192,344
Transportation Bonds Series 2018	5.00%	10/01/28 (b)	85,000	90,667
Transportation Bonds Series 2019	2.50%	10/01/33 (b)	160,000	147,635
Maryland Health & Higher Educational Facilities Auth
RB (Anne Arundel Health System) Series 2014	4.00%	07/01/39 (a)(b)	245,000	246,105
Maryland Transportation Auth
Transportation Facilities RB Series 2020	4.00%	07/01/50 (b)	150,000	151,142
Prince Georges Cnty
GO Bonds Series 2018A	5.00%	07/15/29 (b)	245,000	273,977
				4,936,981
MASSACHUSETTS 4.3%
Massachusetts
Commonwealth Transportation Fund RB Series 2023A	5.00%	06/01/53 (b)	100,000	110,464
GO Bonds 2016J	4.00%	12/01/44 (b)	250,000	250,117
GO Bonds Series 2020E	5.00%	11/01/50 (b)	300,000	324,336
GO Bonds Series 2015B	4.00%	05/01/39 (b)	100,000	100,014
GO Bonds Series 2015E	3.25%	09/01/40 (b)	110,000	104,041
GO Bonds Series 2016E	4.00%	04/01/35 (b)	45,000	45,314
GO Bonds Series 2016H	5.00%	12/01/26	75,000	80,532
GO Bonds Series 2017D	5.00%	02/01/36 (b)	65,000	69,042
GO Bonds Series 2017E	5.00%	11/01/31 (b)	150,000	163,443
GO Bonds Series 2017E	3.00%	11/01/34 (b)	115,000	113,718
GO Bonds Series 2018D	4.00%	05/01/48 (b)	200,000	200,661
GO Bonds Series 2019C	5.00%	05/01/45 (b)	155,000	166,838
GO Bonds Series 2019E	5.00%	05/01/31 (b)	200,000	201,308
GO Bonds Series 2020D	3.00%	07/01/35 (b)	200,000	196,733
GO Bonds Series 2020D	5.00%	07/01/40 (b)	105,000	116,538
GO Bonds Series 2020D	5.00%	07/01/45 (b)	100,000	109,139
GO Bonds Series 2020E	5.00%	11/01/45 (b)	250,000	273,878
GO Bonds Series 2021A	3.00%	03/01/36 (b)	250,000	244,167
GO Bonds Series 2021C	5.00%	09/01/31	125,000	149,012
GO Bonds Series 2021D	5.00%	09/01/50 (b)	250,000	272,955
GO Bonds Series 2022C	5.00%	10/01/52 (b)	210,000	230,958
See financial notes
Schwab Municipal Bond ETF | Annual Report27

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022D	5.00%	11/01/31	90,000	107,614
GO Bonds Series 2022E	5.00%	11/01/42 (b)	125,000	142,135
GO Bonds Series 2023A	5.00%	05/01/26	225,000	237,822
GO Bonds Series 2023A	5.00%	05/01/53 (b)	375,000	414,252
GO Refunding Bonds Series 2006B	5.25%	09/01/24 (c)	250,000	254,097
GO Refunding Bonds Series 2016C	5.00%	10/01/24	190,000	193,118
GO Refunding Bonds Series 2017C	5.00%	10/01/25	150,000	156,196
GO Refunding Bonds Series 2017E	5.00%	11/01/26	140,000	149,981
GO Refunding Bonds Series 2017E	5.00%	11/01/27	145,000	159,361
GO Refunding Bonds Series 2018B	5.00%	07/01/29	235,000	268,470
GO Refunding Bonds Series 2020D	4.00%	11/01/41 (b)	150,000	156,205
GO Refunding Bonds Series 2022A	5.00%	10/01/31	200,000	238,780
Highway Notes Series 2014A	5.00%	06/15/27 (b)	60,000	60,573
Special Obligation Refunding RB Series 2005	5.50%	01/01/25 (c)	50,000	51,222
Special Obligation Refunding RB Series 2005	5.50%	01/01/27 (c)	75,000	81,479
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2016A	4.00%	07/01/26	70,000	72,618
Assessment Bonds Series 2022A1	3.13%	07/01/41 (b)	50,000	46,052
Assessment Bonds Series 2022A2	5.00%	07/01/52 (b)	250,000	275,698
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/25	145,000	150,004
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31	150,000	178,158
Sub Sales Tax BAN RB Series 2021	4.00%	05/01/25	15,000	15,260
Massachusetts Development Finance Agency
RB (Boston College) Series 2021V	5.00%	07/01/55	250,000	305,119
RB (Emerson College) Series 2016A	5.00%	01/01/47 (b)	200,000	201,826
RB (Harvard Univ) Series 2016A	5.00%	07/15/24	250,000	253,041
RB (Harvard Univ) Series 2016A	5.00%	07/15/26	275,000	292,691
RB (Harvard Univ) Series 2016A	5.00%	07/15/36 (b)	85,000	107,354
RB (Northeastern Univ) Series 2022	5.00%	10/01/44 (b)	85,000	95,558
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2016C	5.00%	11/15/33 (b)	180,000	190,108
Sr Sales Tax Refunding Bonds Series 2015C	5.00%	08/15/37 (b)	200,000	205,344
Sub Sales Tax Bonds Series 2018A	5.25%	02/15/48 (b)	200,000	211,923
Sub Sales Tax Bonds Series 2018B	5.25%	02/15/48 (b)	350,000	370,866
Massachusetts Transportation Fund
RB Series 2022B	5.00%	06/01/52 (b)	300,000	328,971
Refunding RB Series 2016A	5.00%	06/01/25	50,000	51,604
Refunding RB Series 2016A	5.00%	06/01/26	75,000	79,486
Refunding RB Series 2021A	5.00%	06/01/43 (b)	130,000	144,517
Massachusetts Turnpike Auth
Sr RB Series 1997A	0.00%	01/01/28 (c)(d)	60,000	53,126
Massachusetts Water Resources Auth
General Refunding RB Series 2007B	5.25%	08/01/26 (c)	165,000	176,852
General Refunding RB Series 2007B	5.25%	08/01/30 (c)	150,000	178,172
General Refunding RB Series 2016C	5.00%	08/01/40 (a)(b)	200,000	212,554
Refunding RB Series 2016C	5.00%	08/01/33 (a)(b)	100,000	106,277
Refunding RB Series 2017C	5.00%	08/01/31 (b)	90,000	97,608
Univ of Massachusetts Building Auth
Project RB Sr Series 2020-1	5.00%	11/01/50 (b)	100,000	107,824
				10,703,124
See financial notes
28Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MICHIGAN 1.2%
Great Lakes Water Auth
Sewage Disposal System Sr Lien Refunding RB Series 2016B	5.00%	07/01/30 (b)	110,000	115,008
Water Supply System 2nd Lien Refunding RB Series 2016B	5.00%	07/01/36 (b)	75,000	78,116
Lansing
Utility System RB Series 2019A	5.00%	07/01/48 (b)	25,000	26,453
Michigan
RB Series 2020B	4.00%	11/15/45 (b)	150,000	151,583
State Trunk Line Bonds Series 2021A	4.00%	11/15/36 (b)	90,000	96,578
Trunk Line Fund Bonds Series 2020B	5.00%	11/15/27	175,000	192,660
Michigan Building Auth
RB Series 2022I	4.00%	10/15/52 (b)	250,000	246,977
Refunding RB Series 2015I	5.00%	04/15/33 (b)	150,000	155,696
Refunding RB Series 2015I	5.00%	04/15/38 (b)	100,000	102,748
Refunding RB Series 2016I	5.00%	10/15/31 (b)	100,000	105,674
Refunding RB Series 2016I	5.00%	10/15/32 (b)	185,000	195,097
Michigan Finance Auth
Clean Water Revolving Fund Refunding RB Series 2016B	5.00%	10/01/29 (b)	100,000	106,569
RB (Detroit Water & Sewage 2nd Lien) Series 2014C6	5.00%	07/01/33 (b)	175,000	175,964
RB (Detroit Water & Sewage 2nd Lien) Series 2015C	5.00%	07/01/35 (b)	85,000	86,480
RB (Public Lighting Auth) Series 2014B	5.00%	07/01/39 (b)	200,000	200,504
Water Supply System Refunding RB 2nd Lien Series 2014D4	5.00%	07/01/34 (b)	110,000	110,585
Water Supply System Refunding RB 2nd Lien Series 2014D6	5.00%	07/01/36 (b)(c)	100,000	100,434
Michigan State Univ
General RB Series 2019B	4.00%	02/15/44 (b)	100,000	100,099
Michigan Trunk Line
State Trunk Line Bonds Series 2021A	5.00%	11/15/35 (b)	95,000	112,214
State Trunk Line Bonds Series 2021A	4.00%	11/15/39 (b)	200,000	209,024
Univ of Michigan
General RB Series 2017A	5.00%	04/01/25	75,000	77,105
Wayne Cnty Airport Auth
Airport RB Series 2021A	5.00%	12/01/46 (b)	220,000	240,354
				2,985,922
MINNESOTA 0.4%
Minneapolis Metropolitan Council
ULT GO Series 2021C	5.00%	12/01/26	115,000	123,415
Minneapolis- St. Paul Metropolitan Airports Commission
Sr Airport Refunding RB Series 2016A	5.00%	01/01/28 (b)	115,000	123,316
Minnesota
GO Bonds Series 2021A	4.00%	09/01/40 (b)	200,000	207,595
GO Refunding Bonds Series 2023D	5.00%	08/01/25	150,000	155,495
GO State Highway Refunding Bonds Series 2023E	5.00%	08/01/28	125,000	139,700
State General Refunding RB Series 2022A	5.00%	03/01/27	100,000	107,723
				857,244
See financial notes
Schwab Municipal Bond ETF | Annual Report29

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSISSIPPI 0.1%
Mississippi
GO Bonds Series 2019B	4.00%	10/01/39 (b)	150,000	153,884
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (a)(b)	75,000	82,057
West Ranking Utility Auth
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	55,045
				290,986
MISSOURI 0.2%
Jackson Cnty
Special Obligation Bonds Series 2023A	4.38%	12/01/58 (b)	100,000	100,642
Metropolitan St Louis Sewer District
Water System Improvement & Refunding RB Series 2017A	5.00%	05/01/29 (b)	75,000	81,147
Missouri Health & Educational Facilities Auth
Educational Facilities RB (St Louis Univ) Series 2019A	5.00%	10/01/46 (b)	55,000	58,600
Missouri Highways & Transportation Commission
1st Lien Refunding Bonds Series 2014A	5.00%	05/01/26	150,000	158,653
Missouri Jt Municipal Electric Utility Commission
Power Refunding RB (Prairie State) Series 2016A	5.00%	12/01/40 (b)	50,000	51,384
Univ of Missouri Curators
System Facilities RB Series 2020B	5.00%	11/01/30	100,000	117,222
				567,648
NEBRASKA 0.2%
Omaha Public Power District
Electric System RB Series 2017A	4.00%	02/01/42 (b)	75,000	75,960
Electric System RB Series 2019A	5.00%	02/01/31 (b)	200,000	224,847
Electric System RB Series 2021A	5.00%	02/01/46 (b)	80,000	87,463
				388,270
NEVADA 0.7%
Clark Cnty
Airport System Sub Refunding RB Series 2019D	5.00%	07/01/25	100,000	103,213
GO Bonds Series 2018A	5.00%	06/01/43 (b)	165,000	174,800
Clark Cnty SD
GO Refunding Bonds Series 2017A	5.00%	06/15/25	200,000	205,838
Las Vegas Convention & Visitors Auth
RB Series 2023A	5.00%	07/01/49 (b)	150,000	164,274
Las Vegas Valley Water District
Refunding GO Bonds Series 2015	5.00%	06/01/39 (b)	270,000	273,427
Water Improvement GO Bonds Series 2022A	4.00%	06/01/51 (b)	250,000	246,486
Water Improvement GO Refunding Bonds Series 2016A	5.00%	06/01/46 (b)	200,000	205,806
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2017	5.00%	12/01/31 (b)	100,000	107,407
Limited Tax GO Refunding Bonds Series 2015D	5.00%	04/01/27 (b)	160,000	164,257
				1,645,508
See financial notes
30Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW JERSEY 4.6%
Hudson Cnty Improvement Auth
Lease RB (Hudson Cnty Courthouse) Series 2020	4.00%	10/01/51 (b)	150,000	147,990
New Jersey
GO Bonds	4.00%	06/01/33 (a)(b)	150,000	152,458
GO Bonds Series 2020A	5.00%	06/01/27	150,000	162,260
GO Bonds Series 2020A	5.00%	06/01/28	200,000	221,301
GO Bonds Series 2020A	4.00%	06/01/30	60,000	64,936
GO Bonds Series 2020A	4.00%	06/01/31	140,000	152,822
ULT GO Series 2020A	5.00%	06/01/29	305,000	344,335
New Jersey Economic Development Auth
Motor Vehicle Surcharge Sub Refunding RB Series 2017A	3.13%	07/01/31 (b)(c)	75,000	74,600
RB Series 2016AAA	5.00%	06/15/41 (a)(b)	190,000	203,804
Refunding Bonds Series 2005N1	5.50%	09/01/26 (c)	140,000	149,740
Refunding RB Series 2016 BBB	5.50%	06/15/31 (a)(b)	75,000	81,510
School Facilities Construction Refunding Bonds Series 2015XX	5.00%	06/15/25	200,000	206,106
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/28	250,000	273,326
State Lease RB Series 2018A	5.00%	06/15/47 (b)	250,000	259,146
Transportation Bonds Series 2022A	5.00%	11/01/52 (b)	195,000	209,626
Transportation Refunding RB Series 2017B	5.00%	11/01/24	100,000	101,662
New Jersey Educational Facilities Auth
RB (Princeton Univ) Series 2014A	5.00%	07/01/44 (b)	150,000	151,091
New Jersey Transportation Trust Fund Auth
Federal Highway Reimbursement Revenue Notes Series 2016A-1	5.00%	06/15/27 (b)	100,000	105,032
RB Series 2016A1	5.00%	06/15/28 (b)	420,000	441,714
RB Series 2016A1	4.10%	06/15/31 (b)	275,000	281,734
RB Series 2018A	5.00%	06/15/31 (b)	290,000	304,618
RB Series 2021A	5.00%	06/15/31	100,000	116,126
Transportation Bonds Series 2019BB	5.00%	06/15/33 (b)	200,000	220,260
Transportation Bonds Series 2019BB	4.00%	06/15/50 (b)	160,000	155,376
Transportation Bonds Series 2019BB	5.00%	06/15/50 (b)	145,000	151,176
Transportation Bonds Series 2020AA	5.00%	06/15/50 (b)	200,000	213,383
Transportation Program Bonds Series 2014AA	5.00%	06/15/38 (b)	60,000	60,207
Transportation Program Bonds Series 2015AA	4.75%	06/15/38 (b)	65,000	66,084
Transportation Program Bonds Series 2020AA	4.00%	06/15/35 (b)	220,000	230,670
Transportation Program Bonds Series 2020AA	4.00%	06/15/36 (b)	140,000	145,957
Transportation Program Bonds Series 2022CC	5.00%	06/15/40 (b)	145,000	163,511
Transportation Program Notes Series 2014BB1	5.00%	06/15/33 (b)	80,000	88,104
Transportation Program RB Series 2014AA	4.25%	06/15/44 (b)	30,000	30,013
Transportation RB Series 2019BB	3.50%	06/15/46 (b)	125,000	112,347
Transportation RB Series 2020AA	5.00%	06/15/38 (b)	200,000	222,816
Transportation RB Series 2020AA	4.00%	06/15/50 (b)	160,000	155,376
Transportation RB Series 2023AA	5.00%	06/15/40 (b)	100,000	113,374
Transportation System Bonds Series 2006C	0.00%	12/15/28 (c)(d)	50,000	42,894
Transportation System Bonds Series 2008A	0.00%	12/15/28 (d)	70,000	60,052
Transportation System Bonds Series 2008A	0.00%	12/15/35 (b)(d)	215,000	142,695
Transportation System Bonds Series 2009A	0.00%	12/15/33 (b)(d)	230,000	165,376
Transportation System Bonds Series 2009C	5.25%	06/15/32 (b)	100,000	101,442
Transportation System Bonds Series 2010A	0.00%	12/15/29 (d)	75,000	62,260
Transportation System Bonds Series 2018A	5.00%	12/15/34 (b)	365,000	399,775
See financial notes
Schwab Municipal Bond ETF | Annual Report31

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation System Bonds Series 2021A	5.00%	06/15/32 (b)	200,000	230,861
Transportation System Bonds Series 2021A	5.00%	06/15/33 (b)	100,000	115,469
Transportation System Bonds Series 2023A	4.25%	06/15/40 (b)	400,000	416,175
Transportation System RB Series 2006C	0.00%	12/15/24 (c)(d)	75,000	72,510
Transportation System RB Series 2006C	0.00%	12/15/35 (c)(d)	35,000	23,449
Transportation System RB Series 2009A	0.00%	12/15/34 (d)	125,000	86,635
Transportation System RB Series 2010A	0.00%	12/15/28 (d)	700,000	600,518
Transportation System RB Series 2010A	0.00%	12/15/40 (b)(d)	280,000	142,430
Transportation System RB Series 2021A	4.00%	06/15/34 (b)	15,000	15,868
Transportation System RB Series 2021A	4.00%	06/15/35 (b)	215,000	226,092
New Jersey Turnpike Auth
RB Series 2014A	4.00%	01/01/35 (b)	125,000	125,213
RB Series 2015E	3.38%	01/01/31 (b)	50,000	50,155
RB Series 2015E	5.00%	01/01/45 (b)	150,000	151,664
RB Series 2017B	4.00%	01/01/37 (b)	95,000	97,788
Refunding RB Series 2005D3	5.25%	01/01/26 (c)	300,000	314,331
Turnpike RB Series 2004C2	5.50%	01/01/25 (c)	250,000	256,731
Turnpike RB Series 2017A	5.00%	01/01/31 (b)	150,000	160,328
Turnpike RB Series 2017A	5.00%	01/01/34 (b)	185,000	195,938
Turnpike RB Series 2017B	5.00%	01/01/33 (b)	55,000	59,956
Turnpike RB Series 2017G	4.00%	01/01/33 (b)	80,000	83,389
Turnpike RB Series 2017G	5.00%	01/01/36 (b)	90,000	97,562
Turnpike RB Series 2017G	3.25%	01/01/38 (b)	200,000	186,496
Turnpike RB Series 2019A	4.00%	01/01/48 (b)	155,000	154,766
Turnpike RB Series 2021A	4.00%	01/01/42 (b)	105,000	106,486
				11,279,895
NEW MEXICO 0.1%
New Mexico
Severance Tax Bonds Series 2021A	5.00%	07/01/29	150,000	170,450
New Mexico Finance Auth
RB Series 2018A	5.00%	06/15/24	155,000	156,454
				326,904
NEW YORK 25.4%
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/31 (b)	115,000	122,934
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/36 (b)	290,000	297,830
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/42 (b)	120,000	125,576
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/44 (b)	100,000	100,036
Long Island Power Auth
Electric System RB Series 2014A	5.00%	09/01/44 (b)	100,000	100,603
Electric System RB Series 2016B	5.00%	09/01/36 (b)	80,000	83,719
Electric System RB Series 2016B	5.00%	09/01/41 (b)	190,000	197,698
Electric System RB Series 2018	5.00%	09/01/35 (b)	115,000	126,905
Electric System RB Series 2018	5.00%	09/01/38 (b)	120,000	130,469
Electric System RB Series 2018	5.00%	09/01/39 (b)	200,000	216,839
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017A	5.00%	11/15/35 (b)	115,000	122,500
Dedicated Tax Fund Refunding Bonds Series 2012A	0.00%	11/15/30 (d)	150,000	122,481
See financial notes
32Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2013A	5.00%	11/15/43 (b)	200,000	200,047
RB Series 2017B	5.00%	11/15/25	100,000	103,894
RB Series 2017D	4.00%	11/15/42 (b)	205,000	203,917
RB Series 2020A1	4.00%	11/15/52 (b)	100,000	94,902
Refunding RB Series 2017B	5.00%	11/15/27	205,000	221,218
Refunding RB Series 2017C2	0.00%	11/15/40 (d)	405,000	204,323
Transportation RB Series 2012C	4.25%	11/15/42 (b)	250,000	250,005
Transportation RB Series 2012E	4.00%	11/15/38 (b)	105,000	105,013
Transportation RB Series 2012E	4.00%	11/15/38 (b)	95,000	95,000
Transportation RB Series 2012H	3.63%	11/15/37 (b)	10,000	10,001
Transportation RB Series 2012H	3.63%	11/15/37 (b)	140,000	127,514
Transportation RB Series 2013A	5.00%	11/15/38 (b)	85,000	85,020
Transportation RB Series 2013C	4.00%	11/15/43 (b)	25,000	25,003
Transportation RB Series 2013C	4.00%	11/15/43 (b)	175,000	170,432
Transportation RB Series 2013D	5.00%	11/15/38 (b)	70,000	70,015
Transportation RB Series 2013E	5.00%	11/15/38 (b)	155,000	155,037
Transportation RB Series 2014D1	5.00%	11/15/39 (b)	125,000	125,470
Transportation RB Series 2015A1	5.00%	11/15/45 (b)	175,000	176,440
Transportation RB Series 2016A1	5.25%	11/15/56 (b)	250,000	256,352
Transportation RB Series 2019C	5.00%	11/15/40 (b)	175,000	186,285
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	250,000	257,738
Transportation RB Series 2020C1	5.25%	11/15/55 (b)	90,000	95,482
Transportation Refunding RB Series 2016D	5.00%	11/15/31 (b)	205,000	213,807
Transportation Refunding RB Series 2017C	5.00%	11/15/26	125,000	132,384
Transportation Refunding RB Series 2017C1	3.25%	11/15/36 (b)	65,000	58,546
Transportation Refunding RB Series 2017C2	0.00%	11/15/29 (d)	105,000	87,242
Transportation Refunding RB Series 2017C2	0.00%	11/15/39 (d)	45,000	24,014
Monroe Cnty IDA
RB (Univ of Rochester) Series 2017C	4.00%	07/01/43 (b)	90,000	90,680
MTA Hudson Rail Yards
RB Series 2016A	5.00%	11/15/56 (b)	200,000	199,993
Nassau Cnty
GO Refunding Bonds Series 2017C	5.00%	10/01/27	50,000	54,836
Nassau Cnty Interim Finance Auth
Sales Tax RB Series 2021A	4.00%	11/15/34 (b)	130,000	143,783
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/31 (b)	110,000	131,511
New York City
GO Bonds Fiscal 2016 Series C	5.00%	08/01/31 (b)	150,000	156,396
GO Bonds Fiscal 2016 Series C	3.00%	08/01/34 (b)	180,000	177,372
GO Bonds Fiscal 2017 Series A1	4.00%	08/01/34 (b)	105,000	107,575
GO Bonds Fiscal 2017 Series B	4.00%	12/01/43 (b)	100,000	100,162
GO Bonds Fiscal 2018 Series B1	5.25%	10/01/33 (b)	445,000	488,468
GO Bonds Fiscal 2018 Series B1	3.00%	10/01/34 (b)	100,000	98,468
GO Bonds Fiscal 2018 Series B1	5.00%	10/01/37 (b)	200,000	214,685
GO Bonds Fiscal 2018 Series B4	4.10%	10/01/46 (b)(c)(f)	1,705,000	1,705,000
GO Bonds Fiscal 2018 Series C	5.00%	08/01/24	300,000	303,753
GO Bonds Fiscal 2018 Series E1	3.63%	03/01/45 (b)	70,000	67,350
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/34 (b)	125,000	136,651
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/37 (b)	175,000	189,601
GO Bonds Fiscal 2018 Series F1	3.50%	04/01/46 (b)	55,000	51,412
See financial notes
Schwab Municipal Bond ETF | Annual Report33

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2019 Series A	5.00%	08/01/26	160,000	169,879
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/33 (b)	90,000	99,712
GO Bonds Fiscal 2019 Series E	5.00%	08/01/27	100,000	108,854
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/38 (b)	75,000	77,690
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/40 (b)	150,000	153,325
GO Bonds Fiscal 2020 Series A1	3.00%	08/01/45 (b)	50,000	42,013
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/34 (b)	225,000	255,059
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/25	310,000	321,355
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	250,000	290,315
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/32 (b)	140,000	162,155
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/50 (b)	200,000	200,356
GO Bonds Fiscal 2021 Series C	5.00%	08/01/31 (b)	165,000	191,349
GO Bonds Fiscal 2021 Series F	3.00%	03/01/51 (b)	200,000	158,347
GO Bonds Fiscal 2021 Series F1	3.00%	03/01/35 (b)	100,000	98,669
GO Bonds Fiscal 2021 Series F1	5.00%	03/01/36 (b)	85,000	98,469
GO Bonds Fiscal 2022 Series A1	5.00%	08/01/47 (b)	165,000	180,888
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/50 (b)	200,000	200,432
GO Bonds Fiscal 2022 Series B1	5.00%	08/01/31	200,000	236,377
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/25	265,000	275,276
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/42 (b)	150,000	170,104
GO Bonds Fiscal 2023 Series A1	4.00%	09/01/46 (b)	35,000	35,298
GO Bonds Fiscal 2023 Series A4	4.00%	09/01/49 (b)(c)(f)	800,000	800,000
GO Bonds Fiscal 2023 Series C	5.00%	08/01/27	160,000	174,166
GO Bonds Fiscal 2023 Series E	5.25%	04/01/44 (b)	200,000	230,299
GO Bonds Fiscal 2024 Series A	5.00%	08/01/48 (b)	250,000	278,239
GO Bonds Fiscal 2024 Series A	5.00%	08/01/51 (b)	100,000	110,694
GO Bonds Fiscal 2024 Series A	4.13%	08/01/53 (b)	250,000	252,969
GO Bonds Series 2016A	5.00%	08/01/26 (b)	135,000	139,632
ULT GO Series 2015F1	3.50%	06/01/33 (b)	185,000	186,583
ULT GO Series 2018F1	5.00%	04/01/43 (b)	125,000	133,196
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC	3.75%	06/15/47 (b)	100,000	96,075
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series AA	4.00%	06/15/44 (b)	80,000	80,021
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series CC	4.00%	06/15/45 (b)	35,000	35,004
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series FF	5.00%	06/15/39 (b)	95,000	96,683
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series HH	5.00%	06/15/39 (b)	50,000	50,886
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series AA	3.00%	06/15/46 (b)	100,000	83,917
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series CC1	4.00%	06/15/46 (b)	200,000	200,025
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD	5.00%	06/15/47 (b)	100,000	103,870
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series CC1	4.00%	06/15/48 (b)	150,000	149,623
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD2	5.00%	06/15/32 (b)	150,000	164,465
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series EE	5.00%	06/15/40 (b)	100,000	106,751
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series FF	5.00%	06/15/34 (b)	65,000	71,632
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2	5.00%	06/15/40 (b)	350,000	383,329
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	5.00%	06/15/34 (b)	165,000	186,981
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/41 (b)	100,000	101,664
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	4.00%	06/15/40 (b)	500,000	510,776
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	5.00%	06/15/40 (b)	200,000	220,638
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series DD1	5.00%	06/15/30	100,000	116,627
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series EE	5.00%	06/15/31	100,000	118,900
See financial notes
34Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series FF	5.00%	06/15/41 (b)	155,000	172,120
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	5.00%	06/15/29	150,000	171,450
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	4.00%	06/15/50 (b)	110,000	109,537
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	3.00%	06/15/40 (b)	150,000	136,113
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	4.00%	06/15/42 (b)	120,000	121,909
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series BB1	4.00%	06/15/50 (b)	200,000	199,158
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC2	5.00%	06/15/28 (b)	165,000	176,830
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/26	330,000	350,271
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/31	230,000	273,470
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	3.50%	06/15/48 (b)	115,000	105,753
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	5.00%	06/15/48 (b)	150,000	163,970
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	4.00%	06/15/51 (b)	15,000	14,912
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	5.00%	06/15/44 (b)	325,000	363,069
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1	5.25%	06/15/52 (b)	230,000	258,710
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD	5.00%	06/15/34 (b)	25,000	30,682
Water & Sewer System 2nd Resolution RB Series 2020GG1	4.00%	06/15/50 (b)	100,000	99,579
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/40 (b)	100,000	101,223
Building Aid RB Fiscal 2015 Series S2	5.00%	07/15/40 (b)	200,000	203,843
Building Aid RB Fiscal 2016 Series S1	4.00%	07/15/40 (b)	100,000	100,334
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/27 (c)	225,000	244,738
Building Aid RB Fiscal 2019 Series S1	3.50%	07/15/47 (b)(c)	250,000	231,305
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/34 (b)(c)	275,000	303,399
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (b)	140,000	154,065
Building Aid RB Fiscal 2022 Series S1	4.00%	07/15/34 (b)(c)	100,000	109,750
Building Aid RB Fiscal 2022 Series S1A	5.00%	07/15/29 (c)	205,000	233,244
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/32 (b)	75,000	75,542
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/36 (b)	10,000	10,052
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/26 (b)	90,000	92,521
Future Tax Secured Sub Bonds Fiscal 2015 Series E1	5.00%	02/01/41 (b)	100,000	101,410
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	3.00%	02/01/33 (b)	285,000	281,041
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/39 (b)	50,000	51,459
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	4.00%	02/01/36 (b)	255,000	259,088
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.00%	02/01/39 (b)	100,000	91,310
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.25%	02/01/42 (b)	120,000	108,808
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/30 (b)	250,000	256,152
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/34 (b)	150,000	156,617
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/36 (b)	150,000	152,600
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/25	300,000	312,897
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	5.00%	05/01/42 (b)	175,000	183,820
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	3.25%	05/01/43 (b)	105,000	94,757
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/35 (b)	85,000	91,059
Future Tax Secured Sub Bonds Fiscal 2018 Series B1	5.00%	08/01/31 (b)	100,000	107,707
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/34 (b)	250,000	275,468
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.25%	08/01/37 (b)	200,000	220,264
Future Tax Secured Sub Bonds Fiscal 2019 Series C1	4.00%	11/01/37 (b)	70,000	72,995
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (b)	350,000	382,455
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/43 (b)	170,000	171,540
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/44 (b)	150,000	150,873
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	3.00%	05/01/45 (b)	250,000	208,852
See financial notes
Schwab Municipal Bond ETF | Annual Report35

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	4.00%	11/01/45 (b)	50,000	50,175
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	3.00%	11/01/47 (b)	150,000	122,031
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	5.00%	05/01/35 (b)	200,000	232,338
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/25	95,000	99,084
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/27	100,000	109,519
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/42 (b)	100,000	101,549
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/40 (b)	10,000	10,251
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/49 (b)	255,000	254,674
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/27	100,000	109,519
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/29	250,000	286,422
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/32 (b)	180,000	212,354
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/33 (b)	190,000	223,971
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	4.00%	11/01/37 (b)	200,000	211,560
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/28	100,000	112,282
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	4.00%	11/01/38 (b)	140,000	148,369
Future Tax Secured Sub Bonds Fiscal 2022 Series B	4.00%	08/01/48 (b)	150,000	150,088
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/26	95,000	100,890
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/40 (b)	80,000	71,316
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	4.00%	08/01/45 (b)	85,000	85,387
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/48 (b)	200,000	160,791
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/37 (b)	250,000	293,005
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/47 (b)	150,000	165,491
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/40 (b)	50,000	57,056
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/42 (b)	165,000	186,187
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/47 (b)	150,000	165,491
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/25	250,000	260,747
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/26	150,000	160,354
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.25%	11/01/48 (b)	60,000	67,936
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/28	100,000	112,282
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/30	90,000	105,127
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/32	150,000	181,542
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/44 (b)	200,000	226,114
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/37 (b)	200,000	238,479
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.50%	05/01/44 (b)	200,000	238,671
RB Fiscal 2018 Series S1	4.00%	07/15/36 (b)	150,000	154,489
RB Fiscal 2019 Series S2A	5.00%	07/15/35 (b)(c)	175,000	192,581
RB Series C1	4.00%	05/01/45 (b)	285,000	286,211
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series C1	5.00%	11/01/34 (b)	100,000	112,120
New York Convention Center Development
Refunding RB Series 2015	5.00%	11/15/40 (b)	125,000	127,065
New York Power Auth
RB Series 2020A	4.00%	11/15/45 (b)	140,000	140,919
RB Series 2020A	4.00%	11/15/50 (b)	100,000	100,085
RB Series 2020A	4.00%	11/15/55 (b)	225,000	224,012
New York State
GO Bonds Series 2013A	3.50%	03/01/43 (b)	70,000	66,339
New York State Dormitory Auth
Dormitory Facilities RB Series 2017A	5.00%	07/01/26	50,000	52,973
Financing RB Series 2019A	5.00%	10/01/25 (c)	75,000	77,759
RB (Columbia Univ) Series 2017A	5.00%	10/01/47 (b)	150,000	186,083
See financial notes
36Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Columbia Univ) Series 2020A	5.00%	10/01/50 (b)	300,000	372,534
RB (Fordham Univ) Series 2020	4.00%	07/01/46 (b)	185,000	186,534
RB (New School Univ) Series 2016A	4.00%	07/01/43 (b)	160,000	157,294
RB (New York Univ) Series 2016A	5.00%	07/01/33 (b)	100,000	104,931
RB (New York Univ) Series 2019A	4.00%	07/01/45 (b)	145,000	145,564
RB (New York Univ) Series 2021	4.00%	07/01/46 (b)	20,000	20,031
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (b)	150,000	148,081
RB Series 2015A	5.00%	07/01/35 (b)	200,000	205,581
RB Series 2019A	4.00%	07/01/44 (b)	100,000	101,301
RB Series 2020A	5.00%	10/01/34 (b)(c)	65,000	71,799
RB Series 2022A	5.00%	10/01/26 (c)	120,000	127,999
RB Series 2022A	5.00%	10/01/32 (b)(c)	125,000	145,313
RB Serries 2023A	5.00%	10/01/34 (b)	145,000	178,585
Refunding RB (Cornell Univ) Series 2020A	4.00%	07/01/50 (b)	275,000	270,725
Sales Tax RB Series 2015B	5.00%	03/15/45 (b)	100,000	101,752
Sales Tax RB Series 2018A	5.00%	03/15/40 (b)	50,000	53,411
Sales Tax RB Series 2018E	5.00%	03/15/48 (b)	250,000	265,161
State Personal Income Tax RB Series 2014C	5.00%	03/15/29 (b)	100,000	100,329
State Personal Income Tax RB Series 2014C	5.00%	03/15/38 (b)	75,000	75,167
State Personal Income Tax RB Series 2014E	5.00%	02/15/33 (b)	100,000	101,838
State Personal Income Tax RB Series 2015A	5.00%	03/15/31 (b)	125,000	127,588
State Personal Income Tax RB Series 2015A	4.00%	03/15/32 (b)	175,000	177,657
State Personal Income Tax RB Series 2015B	5.00%	02/15/27 (a)(b)	60,000	61,466
State Personal Income Tax RB Series 2015B	5.00%	02/15/32 (b)	200,000	203,721
State Personal Income Tax RB Series 2015B	5.00%	02/15/39 (b)	100,000	101,289
State Personal Income Tax RB Series 2015E	5.00%	03/15/32 (b)	80,000	82,386
State Personal Income Tax RB Series 2015E	3.25%	03/15/36 (b)	55,000	53,867
State Personal Income Tax RB Series 2016A	5.00%	02/15/33 (b)	200,000	210,368
State Personal Income Tax RB Series 2016A	5.00%	02/15/36 (b)	100,000	104,695
State Personal Income Tax RB Series 2016D	5.00%	02/15/27 (a)(b)	75,000	79,658
State Personal Income Tax RB Series 2017A	5.00%	02/15/27 (a)	75,000	80,699
State Personal Income Tax RB Series 2017A	4.00%	02/15/35 (b)	125,000	129,396
State Personal Income Tax RB Series 2017A	5.00%	02/15/38 (b)	100,000	105,476
State Personal Income Tax RB Series 2017B	5.00%	02/15/28 (a)(b)	310,000	337,618
State Personal Income Tax RB Series 2017B	5.00%	02/15/37 (b)	55,000	58,705
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (b)	125,000	133,016
State Personal Income Tax RB Series 2018A	5.00%	03/15/32 (b)	100,000	110,913
State Personal Income Tax RB Series 2019A	5.00%	03/15/34 (b)	155,000	174,098
State Personal Income Tax RB Series 2019A	5.00%	03/15/39 (b)	60,000	65,410
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (b)	250,000	267,516
State Personal Income Tax RB Series 2019D	5.00%	02/15/30	200,000	230,456
State Personal Income Tax RB Series 2019D	5.00%	02/15/33 (b)	200,000	230,131
State Personal Income Tax RB Series 2019D	5.00%	02/15/41 (b)	100,000	109,765
State Personal Income Tax RB Series 2019D	4.00%	02/15/47 (b)	100,000	99,879
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (b)	215,000	231,200
State Personal Income Tax RB Series 2020A	4.00%	03/15/36 (b)	160,000	171,685
State Personal Income Tax RB Series 2020A	3.00%	03/15/41 (b)	295,000	260,796
State Personal Income Tax RB Series 2021A	5.00%	02/15/25 (a)	460,000	470,981
State Personal Income Tax RB Series 2021A	5.00%	03/15/31	200,000	235,082
State Personal Income Tax RB Series 2021A	5.00%	03/15/34 (b)	60,000	70,255
See financial notes
Schwab Municipal Bond ETF | Annual Report37

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2021A	5.00%	03/15/35 (b)	150,000	174,612
State Personal Income Tax RB Series 2021A	4.00%	03/15/37 (b)	200,000	213,444
State Personal Income Tax RB Series 2021E	5.00%	03/15/29	375,000	424,348
State Personal Income Tax RB Series 2021E	5.00%	03/15/34 (b)	250,000	298,104
State Personal Income Tax RB Series 2021E	4.00%	03/15/44 (b)	105,000	105,722
State Personal Income Tax RB Series 2022A	5.00%	03/15/41 (b)	305,000	343,665
State Personal Income Tax RB Series 2022A	4.00%	03/15/42 (b)	520,000	527,031
State Personal Income Tax RB Series 2022A	5.00%	03/15/46 (b)	200,000	220,571
State Personal Income Tax RB Series 2022A	3.50%	03/15/52 (b)	185,000	163,501
State Personal Income Tax Refunding RB Series 2016D	5.00%	02/15/28 (a)(b)	330,000	350,497
State Sales Tax RB Series 2014A	5.00%	03/15/31 (b)	90,000	90,309
State Sales Tax RB Series 2015B	5.00%	03/15/30 (b)	190,000	196,114
State Sales Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	150,000	160,270
State Sales Tax RB Series 2016A	5.00%	03/15/31 (b)	200,000	211,127
State Sales Tax RB Series 2016A	5.00%	03/15/32 (b)	180,000	189,918
State Sales Tax RB Series 2017A	5.00%	03/15/31 (b)	150,000	161,419
State Sales Tax RB Series 2018A	5.00%	03/15/36 (b)	140,000	152,536
State Sales Tax RB Series 2018A	5.00%	03/15/45 (b)	105,000	111,270
State Sales Tax RB Series 2018A	4.00%	03/15/47 (b)	75,000	74,876
State Sales Tax RB Series 2018C	5.00%	03/15/30 (b)	155,000	170,900
State Sales Tax RB Series 2018E	5.00%	03/15/34 (b)	160,000	177,474
State Sales Tax RB Series 2018E	5.00%	03/15/41 (b)	400,000	429,770
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2020A	4.00%	06/15/45 (b)	150,000	151,656
State Clean Water & Drinking Water Revolving Funds RB Series 2022A	5.00%	06/15/51 (b)	250,000	274,240
New York State Thruway Auth
General RB Series J	5.00%	01/01/41 (b)	100,000	100,067
General RB Series L	5.00%	01/01/35 (b)	130,000	141,313
General Refunding RB Series L	5.00%	01/01/30 (b)	100,000	109,712
General Revenue Jr Obligations Series 2019B	4.00%	01/01/41 (b)	125,000	126,207
General Revenue Jr Obligations Series 2019B	3.00%	01/01/53 (b)(c)	85,000	67,267
Jr GO RB Series 2019B	4.00%	01/01/39 (b)	175,000	177,789
Jr Obligation RB Series 2019B	5.00%	01/01/30	135,000	154,215
Jr RB Series 2016A	4.00%	01/01/51 (b)	85,000	83,260
State Personal Income Tax RB Series 2021A1	5.00%	03/15/35 (b)	250,000	292,276
State Personal Income Tax RB Series 2021A1	4.00%	03/15/41 (b)	250,000	254,934
State Personal Income Tax RB Series 2021A1	4.00%	03/15/45 (b)	220,000	221,748
State Personal Income Tax RB Series 2021A1	4.00%	03/15/56 (b)	335,000	328,181
State Personal Income Tax RB Series 2022A	5.00%	03/15/30	200,000	230,954
State Personal Income Tax RB Series 2022A	5.00%	03/15/39 (b)	190,000	219,724
State Personal Income Tax RB Series 2022A	4.00%	03/15/43 (b)	230,000	233,438
New York State Urban Development Corp
Sales Tax RB Series 2021A	3.00%	03/15/50 (b)	120,000	95,818
State Personal Income Tax RB Series 2016A	5.00%	03/15/26	55,000	57,891
State Personal Income Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	55,000	57,798
State Personal Income Tax RB Series 2017A	5.00%	03/15/27 (a)	155,000	167,361
State Personal Income Tax RB Series 2017A	5.00%	03/15/34 (b)	200,000	213,810
State Personal Income Tax RB Series 2017C	5.00%	03/15/32 (b)	350,000	379,535
State Personal Income Tax RB Series 2017C	5.00%	03/15/39 (b)	200,000	212,045
State Personal Income Tax RB Series 2019A	5.00%	03/15/35 (b)	100,000	112,943
See financial notes
38Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2019A	4.00%	03/15/46 (b)	250,000	250,942
State Personal Income Tax RB Series 2020A	4.00%	03/15/49 (b)	170,000	170,370
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	105,000	83,204
State Personal Income Tax RB Series 2020C	5.00%	03/15/26	110,000	115,783
State Personal Income Tax RB Series 2020C	5.00%	03/15/43 (b)	215,000	237,352
State Personal Income Tax RB Series 2020E	4.00%	03/15/35 (b)	245,000	258,904
State Personal Income Tax RB Series 2020E	4.00%	03/15/46 (b)	150,000	151,139
State Sales Tax RB Series 2019A	4.00%	03/15/42 (b)	200,000	203,195
State Sales Tax RB Series 2019A	4.00%	03/15/43 (b)	100,000	101,351
State Sales Tax RB Series 2021A	4.00%	03/15/43 (b)	325,000	330,681
State Sales Tax RB Series 2021A	4.00%	03/15/44 (b)	60,000	60,870
State Sales Tax RB Series 2021A	4.00%	03/15/47 (b)	150,000	150,777
Onondaga Cnty
RB (Syracuse Univ) Series 2019	4.00%	12/01/49 (b)	155,000	154,390
Port Auth of New York & New Jersey
Consolidated Bonds 175th Series	3.25%	12/01/42 (b)	75,000	67,253
Consolidated Bonds 184th Series	5.00%	09/01/35 (b)	10,000	10,094
Consolidated Bonds 194th Series	5.00%	10/15/28 (b)	100,000	103,926
Consolidated Bonds 194th Series	5.00%	10/15/41 (b)	130,000	133,229
Consolidated Bonds 200th Series	5.25%	10/15/57 (b)	200,000	208,896
Consolidated Bonds 205th Series	5.00%	11/15/34 (b)	125,000	135,853
Consolidated Bonds 209th Series	5.00%	07/15/32 (b)	150,000	164,792
Consolidated Bonds 211th Series	4.00%	09/01/43 (b)	150,000	151,491
Consolidated Bonds 212th Series	5.00%	09/01/34 (b)	135,000	153,196
Consolidated Bonds 212th Series	4.00%	09/01/37 (b)	50,000	52,116
Consolidated Bonds 213th Series	5.00%	09/01/34 (b)	200,000	226,956
Consolidated Bonds 217th Series	4.00%	11/01/41 (b)	200,000	203,782
Consolidated Bonds 217th Series	5.00%	11/01/44 (b)	120,000	129,858
Consolidated Bonds 240th Series	5.00%	07/15/53 (b)	200,000	220,482
Consolidated Bonds S205th Series	5.00%	11/15/32 (b)	100,000	109,085
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(b)	265,000	269,429
Suffolk Cnty Water Auth
Water System Refunding RB Series 2015	4.00%	06/01/31 (b)	100,000	102,286
Water System Refunding RB Series 2015	3.00%	06/01/32 (b)	300,000	297,831
Triborough Bridge & Tunnel Auth
2nd Sub Revenue BAN Series 2021A	5.00%	11/01/25	165,000	171,913
General RB Series 2015A	5.00%	11/15/50 (b)	150,000	152,097
General RB Series 2018A	5.00%	11/15/45 (b)	200,000	211,720
General RB Series 2018A	4.00%	11/15/47 (b)	200,000	199,222
General RB Series 2021A	5.00%	11/15/51 (b)	140,000	151,772
General RB Series 2022A	5.00%	11/15/47 (b)	290,000	321,045
General Refunding RB Series 2017B	5.00%	11/15/34 (b)	175,000	187,263
General Refunding RB Series 2017C1	5.00%	11/15/25	200,000	208,994
General Refunding RB Series 2018B	5.00%	11/15/30	50,000	58,620
General Refunding RB Series 2018C	5.00%	11/15/37 (b)	185,000	200,840
General Refunding RB Series 2023A	5.00%	11/15/31	120,000	143,205
Payroll Mobility Tax Sr Lien Bonds Series 2021C1A	5.00%	05/15/51 (b)	100,000	108,986
Payroll Mobility Tax Sr Lien Bonds Series 2021C3	2.50%	05/15/51 (b)	100,000	69,594
Payroll Mobility Tax Sr Lien Bonds Series 2022A	5.00%	05/15/57 (b)	200,000	217,737
See financial notes
Schwab Municipal Bond ETF | Annual Report39

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.00%	05/15/47 (b)	145,000	159,771
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.25%	05/15/52 (b)	250,000	278,500
Payroll Mobility Tax Sr Lien Bonds Series 2022D2	5.50%	05/15/52 (b)	100,000	114,182
Payroll Mobility Tax Sr Lien RB Series 2022A	5.00%	05/15/52	250,000	307,512
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/26	200,000	211,759
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/29	130,000	148,252
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2B	5.00%	11/15/27 (b)	200,000	217,840
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/34 (b)	65,000	79,385
Payroll Mobility Tax Sr Lien Refunding RB Series 2023A	5.00%	11/15/24	115,000	117,188
Sales Tax RB Series 2022A	4.00%	05/15/52 (b)	200,000	196,554
Sales Tax RB Series 2022A	4.00%	05/15/57 (b)	150,000	145,570
Sales Tax RB Series 2023A	4.13%	05/15/53 (b)	100,000	99,698
Sales Tax RB Series 2023A	4.25%	05/15/58 (b)	100,000	100,269
Sr Lien RB Series 2021A1	5.00%	05/15/51 (b)	75,000	81,306
Sr Lien RB Series 2021C3	4.00%	05/15/51 (b)	225,000	224,486
Sr Lien RB Series 2022A	4.00%	05/15/51 (b)	175,000	174,600
Sr Lien RB Series 2022D2	4.50%	05/15/47 (b)	20,000	20,714
Sub Refunding RB Series 2013A	0.00%	11/15/31 (d)	305,000	231,276
Utility Debt Securitization Auth
RB Series 2015	3.00%	12/15/32 (b)	50,000	50,201
RB Series 2015	5.00%	12/15/35 (b)	150,000	155,722
RB Series 2017	5.00%	12/15/41 (b)	125,000	133,824
Restructuring Bonds Series 2015	5.00%	12/15/33 (b)	250,000	260,261
Restructuring Bonds Series 2015	5.00%	12/15/36 (b)	250,000	258,815
Restructuring RB Series 2022TE1	5.00%	06/15/31 (b)	85,000	96,916
Restructuring RB Series 2022TE1	5.00%	12/15/31 (b)	195,000	224,591
				62,603,438
NORTH CAROLINA 1.0%
Charlotte
Airport RB Series 2022A	4.00%	07/01/52 (b)	200,000	201,067
North Carolina
GO Bonds Series 2019B	5.00%	06/01/29	85,000	96,841
GO Refunding Bonds Series 2016A	5.00%	06/01/28 (b)	60,000	63,751
Limited Obligation Bonds Series 2020B	5.00%	05/01/31 (b)	175,000	202,001
Limited Obligation RB Series 2020B	3.00%	05/01/34 (b)	60,000	58,925
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/27	100,000	108,292
Refunding RB Series 2014B	5.00%	06/01/24	150,000	151,311
Vehicle RB Series 2019	5.00%	03/01/30 (b)	200,000	225,244
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B	5.00%	10/01/55 (a)(b)	100,000	103,818
Refunding RB (Duke Univ) Series 2016B	5.00%	07/01/42 (b)	100,000	103,657
North Carolina Municipal Power Agency No 1
Electric Refunding RB Series 2015A	5.00%	01/01/27 (b)	60,000	62,522
North Carolina Turnpike Auth
BAN 2020	5.00%	02/01/24 (a)	250,000	250,261
RB Series 2019	0.00%	01/01/40 (b)(d)	200,000	107,358
RB Series 2019	0.00%	01/01/41 (b)(d)	195,000	99,687
Sr Lien RB Series 2019	4.00%	01/01/55 (b)	200,000	188,330
Toll RB (Monroe Expressway) Series 2016A	5.00%	07/01/54 (b)	200,000	203,162
See financial notes
40Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Raleigh
Enterprise System Refunding RB Series 2023	5.00%	09/01/48 (b)	250,000	283,240
				2,509,467
OHIO 0.9%
American Municipal Power Ohio
RB (Greenup Hydroelectric) Series 2016A	5.00%	02/15/41 (b)	275,000	281,607
Hamilton Cnty
Sales Tax Refunding Bonds Series 2016A	5.00%	12/01/30 (b)	75,000	79,773
Northeast Ohio Regional Sewer District
RB Series 2014	4.00%	11/15/49 (a)(b)	215,000	216,972
Wastewater Refunding RB Series 2019	3.00%	11/15/38 (b)	75,000	68,929
Ohio
GO Refunding Bonds Series 2015A	5.00%	09/15/24	75,000	76,170
GO Refunding Bonds Series 2015A	5.00%	09/01/25	100,000	103,961
GO Refunding Bonds Series 2020B	5.00%	08/01/25	100,000	103,742
Ohio Higher Educational Facility Commission
Education Facility RB (John Carroll Univ 2022)	4.00%	10/01/52 (b)	75,000	66,813
Refunding RB (Case Western Reserve Univ) Series 2016	5.00%	12/01/40 (b)	200,000	208,393
Ohio State Univ
General RB Series 2020A	5.00%	12/01/29	140,000	160,251
Ohio Turnpike Commission
Jr Lien RB Series 2018A	5.00%	02/15/32 (b)	200,000	218,585
Jr Lien Refunding RB Series 2022A	5.00%	02/15/31	50,000	58,432
Turnpike Jr Lien RB Series 2018A	4.00%	02/15/32 (b)	125,000	131,005
Turnpike Jr RB Series 2013A2	0.00%	02/15/36 (d)	200,000	131,064
Turnpike RB Series 2021A	5.00%	02/15/46 (b)	200,000	218,781
Ohio Water Development Auth
RB Series 2019	5.00%	12/01/29 (b)	150,000	171,436
				2,295,914
OKLAHOMA 0.5%
Canadian Cnty Educational Facilities Auth
Lease RB (Mustang Public Schools) Series 2017	3.00%	09/01/29 (b)	200,000	198,219
Oklahoma Grand River Dam Auth
Refunding RB Series 2016A	5.00%	06/01/31 (b)	75,000	78,934
Oklahoma Turnpike Auth
2nd Sr RB Series 2017C	4.00%	01/01/42 (b)	100,000	100,651
2nd Sr RB Series 2023	5.50%	01/01/53 (b)	150,000	169,584
2nd Sr Refunding RB Series 2017D	5.00%	01/01/26	105,000	110,070
Turnpike System 2nd Sr Refunding RB Series 2017D	5.00%	01/01/28	75,000	82,267
Oklahoma Univ
General RB Series 2021A	5.00%	07/01/46 (b)(c)	135,000	145,742
Oklahoma Water Resources Board
Revolving Fund RB Series 2023A	4.13%	04/01/53 (b)	200,000	200,979
Tulsa Public Facilities Auth
RB Series 2019	5.00%	06/01/25	125,000	128,713
				1,215,159
See financial notes
Schwab Municipal Bond ETF | Annual Report41

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OREGON 0.9%
Beaverton SD #48J
GO Bonds Series 2014	5.00%	06/15/28 (a)(b)(c)	100,000	100,913
GO Bonds Series 2014B	5.00%	06/15/31 (a)(b)(c)	250,000	252,282
GO Bonds Series 2022B	5.00%	06/15/52 (b)(c)	250,000	273,494
Marion & Polk Cnty SD
GO Bonds Series 2018	5.00%	06/15/37 (b)(c)	75,000	81,762
North Clackamas SD #12
GO Bonds Series 2017B	5.00%	06/15/37 (b)(c)	200,000	213,037
Oregon
GO Bonds Series 2023A	5.00%	05/01/38 (b)	75,000	88,862
GO Bonds Series 2023A	5.00%	05/01/43 (b)	110,000	126,146
Oregon Dept of Transportation
Highway Sub Lien Refunding RB Series 2019A	5.00%	11/15/36 (b)	200,000	225,778
Highway Tax Sub Lien RB Series 2020A	5.00%	11/15/40 (b)	290,000	326,157
Portland
2nd Lien Sewer System Refunding RB Series 2023A	5.00%	12/01/47 (b)	100,000	111,260
Tri-Cnty Metropolitan Transportation District
Sr Lien Payroll Tax RB Series 2018A	5.00%	09/01/43 (a)(b)	305,000	333,012
				2,132,703
PENNSYLVANIA 3.5%
Allegheny Cnty Sanitary Auth
Sewer RB Series 2018	5.00%	06/01/43 (b)	150,000	159,792
Sewer RB Series 2018	4.00%	06/01/48 (b)	70,000	69,409
Delaware River Port Auth
RB Series 2013	5.00%	01/01/31 (a)(b)	120,000	120,000
RB Series 2013	5.00%	01/01/40 (b)	50,000	50,065
Delaware Valley Regional Finance Auth
Local Government RB Series 2002	5.75%	07/01/32	90,000	108,775
RB Series 1998A	5.50%	08/01/28 (c)	135,000	150,496
Lehigh Cnty Auth
Water & Sewer RB Series 2013A	5.00%	12/01/43 (b)	100,000	100,047
Northampton Cnty General Purpose Auth
College Refunding RB (Lafayette College) Series 2017	5.00%	11/01/34 (b)	250,000	268,864
Pennsylvania
GO Bonds 1st Refunding Series 2023	5.00%	09/01/32	200,000	238,773
GO Bonds 1st Series 2014	4.00%	06/15/33 (b)	15,000	15,065
GO Bonds 1st Series 2015	5.00%	03/15/24	100,000	100,416
GO Bonds 1st Series 2015	5.00%	03/15/25	75,000	77,023
GO Bonds 1st Series 2015	5.00%	03/15/32 (b)	220,000	224,346
GO Bonds 1st Series 2016	3.13%	02/01/36 (b)(c)	160,000	160,055
GO Bonds 1st Series 2018	3.75%	03/01/39 (b)(c)	100,000	100,774
GO Bonds 1st Series 2020	2.00%	05/01/39 (b)	75,000	56,486
GO Bonds 1st Series 2022	5.00%	10/01/25	200,000	208,157
GO Bonds 1st Series 2022	5.00%	10/01/38 (b)	150,000	174,573
GO Bonds 2nd Series 2015	4.00%	08/15/34 (b)	75,000	75,778
GO Bonds 2nd Series 2016	5.00%	09/15/25	100,000	103,963
GO Bonds 2nd Series 2016	4.00%	09/15/32 (b)	125,000	128,533
GO Bonds 2nd Series 2016	3.00%	09/15/36 (b)	125,000	122,463
See financial notes
42Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2018	4.00%	03/01/36 (b)	115,000	119,189
GO Refunding Bonds 1st Series 2016	5.00%	09/15/26	200,000	213,029
GO Refunding Bonds 2nd Series 2016	5.00%	01/15/25	120,000	122,757
GO Refunding Bonds Series 2017	5.00%	01/01/26	120,000	125,699
GO Refunding Bonds Series 2017	5.00%	01/01/27	360,000	386,044
Pennsylvania Higher Educational Facilities Auth
RB (Thomas Jefferson Univ) Series 2015A	5.25%	09/01/50 (b)	250,000	252,054
RB (Univ of Pennsylvania) Series 2018A	4.00%	02/15/43 (b)	200,000	201,123
State System Higher Education Series AT1	3.00%	06/15/45 (b)	55,000	44,375
Pennsylvania Public School Building Auth
GO Refunding RB Series 2016A	5.00%	06/01/33 (b)(c)	170,000	178,820
Pennsylvania State Turnpike Commission
RB Series 2014A	5.00%	12/01/44 (b)	150,000	151,596
RB Series 2021A	5.00%	12/01/46 (b)	125,000	136,969
Refunding RB Series 2019	5.00%	12/01/25	65,000	67,816
Sr RB Series 2021A	4.00%	12/01/51 (b)	30,000	29,143
Sub RB Series 2015A1	4.00%	12/01/41 (b)	110,000	110,514
Sub RB Series 2017B2	4.00%	06/01/38 (b)	125,000	127,307
Sub RB Series 2017B2	4.00%	06/01/39 (b)	100,000	101,170
Sub RB Series 2019A	5.00%	12/01/44 (b)	55,000	59,133
Sub RB Series 2021B	5.00%	12/01/46 (b)	200,000	212,763
Sub Refunding RB 3rd Series 2016A	5.00%	12/01/30 (b)	190,000	201,320
Sub Refunding RB 3rd Series 2016A	3.38%	12/01/41 (b)	370,000	331,049
Sub Turnpike Refunding RB 3rd Series 2017	5.00%	12/01/40 (b)	200,000	209,585
Turnpike RB Series 2015B	5.00%	12/01/45 (b)	100,000	101,772
Turnpike RB Series 2019A	5.00%	12/01/44 (b)	200,000	215,931
Turnpike Refunding RB Series 2019	5.00%	12/01/24	75,000	76,402
Turnpike Sr RB Series 2015B	5.00%	12/01/40 (b)	90,000	92,016
Turnpike Sub RB Series 2021A	4.00%	12/01/43 (b)	60,000	60,482
Turnpike Sub Refunding RB 2nd Series 2017	5.00%	12/01/34 (b)	60,000	64,253
Philadelphia
Gas RB 16th Series A	5.00%	08/01/50 (b)(c)	280,000	301,778
GO Bonds Series 2015B	4.00%	08/01/35 (b)	100,000	101,205
Water & Wastewater RB Series 2015A	5.00%	07/01/45 (a)(b)	60,000	60,592
Water & Wastewater RB Series 2019B	5.00%	11/01/49 (b)	200,000	212,519
Water & Wastewater Refunding RB Series 2017B	5.00%	11/01/29 (b)	120,000	130,167
Water & Wastewater Refunding RB Series 2017B	5.00%	11/01/31 (b)	80,000	85,823
Philadelphia IDA
RB (Thomas Jefferson Univ) Series 2017A	5.00%	09/01/47 (b)	200,000	203,704
Philadelphia SD
GO Bonds Series 2018B	4.00%	09/01/43 (b)(c)	195,000	196,025
GO Refunding Bonds Series 2016F	5.00%	09/01/28 (b)(c)	110,000	115,200
Pittsburgh PA Water & Sewer Auth Sub
Water & Sewer System Sub Refunding RB Series 2019B	4.00%	09/01/34 (b)(c)	50,000	52,363
Pittsburgh Water & Sewer Auth
Water & Sewer System Sub Refunding RB Series 2019B	5.00%	09/01/32 (c)	200,000	239,289
Univ of Pittsburgh
General RB Series 2021	4.00%	04/15/26 (b)	75,000	77,163
				8,581,992
See financial notes
Schwab Municipal Bond ETF | Annual Report43

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RHODE ISLAND 0.1%
Rhode Island Comm Corp
Grant Anticipation Bonds Series 2016B	5.00%	06/15/27 (b)	85,000	89,372
Rhode Island Health & Educational Building Corp
Education Facility RB (Providence College) Series 2023	5.00%	11/01/53 (b)	150,000	163,083
				252,455
SOUTH CAROLINA 0.5%
Charleston Educational Excellence Financing Corp
Refunding RB Series 2023	5.00%	12/01/26	75,000	80,161
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021C	5.00%	01/01/34 (b)	80,000	83,537
South Carolina Public Service Auth
RB Series 2013B	5.00%	12/01/38 (b)	100,000	100,025
RB Series A	5.50%	12/01/54 (b)	175,000	175,489
Refunding RB Series 2016A	5.00%	12/01/29 (b)	85,000	88,534
Refunding RB Series 2016A	5.00%	12/01/30 (b)	125,000	129,871
Refunding RB Series 2016B	5.00%	12/01/46 (b)	100,000	101,502
Refunding RB Series 2022A	4.00%	12/01/52 (b)	150,000	142,458
Revenue & Refunding Bonds Series 2020A	5.00%	12/01/31 (b)	75,000	84,103
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2021B	5.00%	10/01/25	105,000	109,228
Refunding RB Series 2021B	5.00%	10/01/28	180,000	200,681
				1,295,589
TENNESSEE 0.2%
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017	4.00%	07/01/34 (b)	200,000	205,180
GO Bonds Series 2018	4.00%	07/01/33 (b)	125,000	130,720
GO Bonds Series 2021C	3.00%	01/01/34 (b)	125,000	122,420
GO Improvement Bonds Series 2018	5.00%	07/01/30 (b)	95,000	105,253
				563,573
TEXAS 9.2%
Alamo CCD
Maintenance Tax Notes Series 2022	5.00%	02/15/25	50,000	51,221
Aubrey ISD
ULT GO Bonds Series 2022	4.00%	02/15/47 (b)(c)	200,000	203,075
Austin
Airport System RB Series 2017A	5.00%	11/15/46 (b)	150,000	154,169
Electric Utility System Refunding RB Series 2020A	5.00%	11/15/50 (b)	200,000	213,828
Water & Wastewater System Refunding RB Series 2022	5.00%	11/15/28	55,000	61,597
Austin ISD
ULT GO Bonds Series 2023	5.00%	08/01/25	75,000	77,629
Bexar Cnty
LT Refunding Bonds Series 2017	4.00%	06/15/41 (b)	220,000	219,846
Tax Refunding Bonds Series 2017	5.00%	06/15/43 (a)(b)	250,000	263,115
Carrollton ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	150,473
See financial notes
44Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Central Texas Regional Mobility Auth
Sub Lien BAN Series 2021C	5.00%	01/01/27 (b)	100,000	103,611
Cleburne ISD
ULT GO Bonds Series 2016	5.00%	02/15/41 (b)(c)	90,000	92,611
Conroe ISD
ULT GO Bonds Series 2022A	4.00%	02/15/47 (b)(c)	200,000	201,542
Crowley ISD
ULT GO Bonds Series 2023	5.25%	02/01/53 (b)(c)	250,000	282,580
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2016	5.00%	02/15/26 (c)	60,000	62,957
Dallas
GO Refunding Bonds Series 2017	3.00%	02/15/33 (b)(c)	125,000	122,276
GO Refunding Bonds Series 2017	3.13%	02/15/35 (b)(c)	100,000	97,638
Waterworks & Sewer System Refunding RB Series 2023A	4.00%	10/01/52 (b)	175,000	175,685
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/30 (b)(c)	315,000	372,423
Sr Lien Sales Tax Refunding RB Series 2016A	5.00%	12/01/46 (a)(b)	130,000	135,508
Sr Lien Sales Tax Refunding RB Series 2021B	4.00%	12/01/51 (b)	200,000	197,210
Dallas ISD
ULT GO Bonds Series 2016A	3.00%	02/15/36 (b)(c)	150,000	140,962
Dallas-Fort Worth International Airport
Jt Refunding RB Series 2020A	5.00%	11/01/24	200,000	203,342
Jt Refunding RB Series 2021B	5.00%	11/01/25	115,000	119,588
Refunding RB Series 2020A	5.00%	11/01/27	230,000	250,837
Refunding RB Series 2021A	4.00%	11/01/46 (b)	55,000	55,249
Denton ISD
ULT GO Bonds Series 2020	2.00%	08/15/48 (b)(c)	150,000	94,380
ULT GO Bonds Series 2023	5.00%	08/15/53 (b)(c)	100,000	110,739
El Paso
GO Bonds Series 2016	4.00%	08/15/42 (b)	235,000	235,654
Water & Sewer Refunding RB Series 2022	5.00%	03/01/52 (b)	250,000	269,146
Water & Sewer Refunding RB Series 2022A	4.00%	03/01/44 (b)	200,000	201,076
Forney ISD
ULT GO Bonds Series 2023	5.00%	08/15/48 (b)(c)	200,000	221,641
Friendswood ISD
ULT GO Bonds Series 2021	2.00%	02/15/51 (b)(c)	50,000	30,159
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C	4.00%	10/01/45 (b)	250,000	250,161
1st Tier Toll Refunding RB Series 2020C	3.00%	10/01/50 (b)	100,000	74,429
Sub Tier Toll RB Series 2018A	5.00%	10/01/35 (b)	115,000	125,055
Greater Texoma Utility Auth
RB Series 2023	5.00%	10/01/48 (b)(c)	150,000	163,450
Harris Cnty
Refunding Bonds Series 2022A	5.00%	10/01/26	115,000	122,571
Refunding GO Bonds Series 2023A	5.00%	09/15/48 (b)	250,000	279,186
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/33 (b)	100,000	104,926
Toll Road Sr Lien Refunding RB Series 2018A	4.00%	08/15/48 (b)	100,000	99,191
Harris Cnty Sports Auth
Sr Lien Refunding RB 2014A	5.00%	11/15/30 (b)	150,000	151,829
See financial notes
Schwab Municipal Bond ETF | Annual Report45

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hidalgo Cnty
GO Bonds Series 2018A	4.00%	08/15/43 (b)	200,000	200,138
Houston
1st Lien Refunding RB Series 2016B	5.00%	11/15/32 (b)	160,000	168,474
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/37 (b)	130,000	140,571
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/38 (b)	80,000	85,947
Utility System 1st Lien Refunding RB Series 2014C	5.00%	05/15/24	270,000	271,896
Utility System 1st Lien Refunding RB Series 2019B	5.00%	11/15/49 (b)	100,000	107,543
Utility System 1st Lien Refunding RB Series 2021A	4.00%	11/15/46 (b)	50,000	50,245
Houston ISD
LT Refunding Bonds Series 2016A	5.00%	02/15/29 (b)(c)	200,000	209,509
Katy ISD
ULT GO Bonds Series 2018	4.00%	02/15/48 (b)(c)	250,000	251,271
Keller ISD
ULT GO Bonds Series 2020	4.00%	02/15/47 (b)(c)	115,000	116,389
Lamar Consolidated ISD
ULT GO Bonds Series 2022	4.00%	02/15/62 (b)(c)	200,000	197,293
ULT GO Bonds Series 2023	5.50%	02/15/58 (b)(c)	250,000	284,453
ULT GO Bonds Series 2023A	5.00%	02/15/53 (b)(c)	140,000	154,906
Leander ISD
ULT GO Refunding Bonds Series 2016A	0.00%	08/16/42 (b)(c)(d)	350,000	158,380
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2020A	5.00%	05/15/50 (b)	100,000	106,235
Refunding RB (LCRA Transmission Services) Series 2021A	5.00%	05/15/51 (b)	200,000	213,648
Refunding RB (LCRA Transmission Services) Series 2023	5.00%	05/15/47 (b)	55,000	59,275
Montgomery ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	175,000	173,861
New Caney ISD
ULT GO Refunding Bonds Series 2023	5.00%	02/15/53 (b)(c)	125,000	138,424
North Texas Tollway Auth
1st Tier Refunding RB Series 2008D	0.00%	01/01/32 (c)(d)	75,000	58,233
1st Tier Refunding RB Series 2008D	0.00%	01/01/35 (c)(d)	100,000	69,343
1st Tier Refunding RB Series 2016A	5.00%	01/01/27 (b)	275,000	275,000
1st Tier Refunding RB Series 2016A	4.00%	01/01/39 (b)	50,000	50,227
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (b)	145,000	153,627
1st Tier Refunding RB Series 2017A	5.00%	01/01/48 (b)	90,000	94,581
1st Tier Refunding RB Series 2020A	3.00%	01/01/37 (b)	150,000	140,347
1st Tier System Refunding RB Series 2008D	0.00%	01/01/31 (c)(d)	170,000	136,853
1st Tier System Refunding RB Series 2017A	5.00%	01/01/29 (b)	110,000	115,036
1st Tier System Refunding RB Series 2017A	5.00%	01/01/31 (b)	100,000	104,446
1st Tier System Refunding RB Series 2020A	4.00%	01/01/37 (b)	60,000	61,971
1st Tier System Refunding Rb Series 2022A	4.13%	01/01/40 (b)	90,000	92,199
1st Tier System Refunding RB Series 2023A	5.00%	01/01/27	225,000	241,277
2nd Tier System Refunding RB Series 2015A	5.00%	01/01/32 (b)	50,000	50,839
2nd Tier System Refunding RB Series 2019B	5.00%	01/01/24	250,000	250,000
Refunding RB Series 2008I	6.50%	01/01/43 (a)(b)	295,000	304,991
Refunding RB Series 2014B	5.00%	01/01/31 (b)	320,000	320,000
Refunding RB Series 2015A	4.00%	01/01/38 (b)	150,000	150,757
See financial notes
46Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Northwest ISD
ULT GO Bonds Series 2022A	5.00%	02/15/48 (b)(c)	200,000	220,520
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	100,000	101,212
Pasadena ISD
ULT GO Bonds Series 2023	4.25%	02/15/53 (b)(c)	200,000	203,505
Plano ISD
ULT GO Bonds Series 2023	5.00%	02/15/36 (b)	90,000	106,663
ULT GO Bonds Series 2023	5.00%	02/15/42 (b)	270,000	304,035
Port of Houston Auth
1st Lien RB Series 2021	5.00%	10/01/51 (b)	385,000	419,383
Prosper ISD
ULT GO Bonds Series 2022	4.00%	02/15/52 (b)(c)	150,000	150,117
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	148,516
Rockwall ISD
ULT GO Bonds Series 2022A	5.00%	02/15/47 (b)(c)	70,000	76,618
San Antonio
Electric & Gas Systems Jr Lien Refunding RB Series 2021A	5.00%	02/01/46 (b)	100,000	108,842
Electric & Gas Systems Refunding RB Series 2012	5.25%	02/01/25 (b)	295,000	302,389
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/26	70,000	73,334
Electric & Gas Systems Refunding RB Series 2020	5.00%	02/01/49 (b)	200,000	215,180
Refunding RB Series 2016	5.00%	02/01/29 (b)	255,000	269,433
San Antonio ISD
ULT GO Bonds Series 2022	5.00%	08/15/47 (b)(c)	100,000	110,789
ULT GO Bonds Series 2022	5.00%	08/15/52 (b)(c)	190,000	208,691
San Antonio Public Facilities Corp
Lease Refunding RB Series 2012	4.00%	09/15/42 (b)	150,000	149,995
Spring ISD
ULT GO Bonds Series 2023	4.00%	08/15/52 (b)	150,000	147,280
Tarrant Cnty Hospital District
Limited Tax GO Bonds Series 2023	4.25%	08/15/48 (b)	200,000	202,268
Texas
GO Bonds Series 2014	5.00%	04/01/26 (b)	100,000	100,361
GO Bonds Series 2014	5.00%	04/01/44 (a)(b)	250,000	251,154
GO Mobility Refunding Bonds Series 2014A	5.00%	10/01/26 (b)	425,000	430,129
GO Refunding Bonds Series 2014	5.00%	10/01/26 (a)(b)	150,000	150,730
GO Refunding Bonds Series 2014	5.00%	10/01/28 (a)(b)	150,000	150,730
GO Refunding Bonds Series 2014A	5.00%	10/01/44 (a)(b)	420,000	426,175
GO Refunding Bonds Series 2017A	5.00%	10/01/33 (b)	100,000	107,544
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (b)	150,000	161,155
GO Refunding Bonds Series 2017B	5.00%	10/01/33 (b)	150,000	161,316
Texas A&M Univ
RB Series 2017E	5.00%	05/15/27	70,000	76,067
Texas State Univ System
Refunding RB Series 2017A	5.00%	03/15/31 (b)	120,000	128,630
Texas Transportation Commission
1st Tier Refunding RB Series 2015B	0.00%	08/15/36 (b)(d)	150,000	87,173
2nd Tier Refunding RB Series 2015C	5.00%	08/15/42 (b)	200,000	200,248
State Highway Fund 1st Tier RB Series 2016A	5.00%	10/01/26	35,000	37,275
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/24	160,000	162,590
See financial notes
Schwab Municipal Bond ETF | Annual Report47

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Transportation Corp
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	5.00%	12/31/35 (b)	125,000	135,596
Texas Turnpike Auth
1st Tier RB Series 2002A	0.00%	08/15/27 (c)(d)	100,000	89,125
1st Tier RB Series 2002A	0.00%	08/15/30 (c)(d)	100,000	80,576
Texas Water Dev Brd
State Water Implementation Fund RB Series 2017A	5.00%	04/15/24	175,000	176,036
State Water Implementation Fund RB Series 2017A	4.00%	10/15/35 (b)	200,000	206,303
State Water Implementation Fund RB Series 2018A	5.00%	10/15/43 (b)	100,000	106,898
State Water Implementation Fund RB Series 2019A	3.00%	10/15/34 (b)	125,000	124,220
State Water Implementation Fund RB Series 2019A	4.00%	10/15/37 (b)	225,000	234,982
State Water Implementation Fund RB Series 2019A	4.00%	10/15/49 (b)	150,000	148,553
State Water Implementation Fund RB Series 2022	4.75%	10/15/42 (b)	125,000	137,410
State Water Implementation Fund RB Series 2022	4.80%	10/15/52 (b)	65,000	69,855
State Water Implementation Fund RB Series 2022	5.00%	10/15/57 (b)	150,000	164,804
State Water Implementation Fund RB Series 2023A	4.60%	10/15/39 (b)	225,000	250,197
State Water RB Series 2022	4.45%	10/15/36 (b)	50,000	56,133
Trinity River Auth
Refunding RB Series 2020	3.00%	08/01/31 (b)	440,000	440,487
Univ of Texas
Financing System RB Series 2019B	5.00%	08/15/49	300,000	368,339
Financing System RB Series 2020A	5.00%	08/15/30	150,000	174,415
Financing System RB Series 2021A	4.00%	08/15/35 (b)	50,000	53,345
RB Series 2023A	5.00%	08/15/34 (b)	200,000	240,692
Univ Fund Bonds Series 2023A	5.00%	07/01/32	50,000	60,127
Univ Fund Bonds Series 2023A	5.00%	07/01/40 (b)	150,000	173,047
Univ Fund Bonds Series 2023A	4.00%	07/01/41 (b)	210,000	217,509
Univ of Texas Permanent Univ Fund
RB Series 2022A	5.00%	07/01/32	75,000	89,681
Waxahachie ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	150,000	166,613
White Settlement ISD
ULT GO Bonds Series 2022	4.00%	08/15/52 (b)(c)	200,000	200,432
Ysleta ISD
ULT GO Bonds Series 2020	4.00%	08/15/50 (b)(c)	100,000	100,051
				22,716,223
UTAH 0.5%
Intermountain Power Agency
Power Supply RB Series 2022A	5.00%	07/01/31	150,000	177,025
Power Supply RB Series 2022A	5.00%	07/01/41 (b)	100,000	112,456
Power Supply RB Series 2022A	5.00%	07/01/45 (b)	120,000	133,358
Power Supply RB Series 2023A	5.00%	07/01/36 (b)	70,000	82,716
Utah
GO Refunding Bonds Series 2015	5.00%	07/01/24	50,000	50,548
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (b)	150,000	150,116
Utah Transit Auth
Sales Tax Refunding RB Series 2015A	5.00%	06/15/30 (a)(b)	130,000	134,211
Sales Tax Refunding RB Series 2015A	5.00%	06/15/31 (a)(b)	100,000	103,239
See financial notes
48Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sales Tax Refunding RB Series 2015A	5.00%	06/15/38 (a)(b)	250,000	258,097
Sub Sales Tax Refunding RB Series 2018	4.00%	12/15/41 (b)	115,000	116,993
				1,318,759
VIRGINIA 1.0%
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (b)	150,000	151,952
Univ of Virginia
General RB Series 2019B	5.00%	09/01/49 (b)	250,000	269,853
General Refunding RB Series 2017A	5.00%	04/01/42 (b)	125,000	132,372
Virginia College Building Auth
Educational Facilities RB Series 2015A	5.00%	02/01/31 (a)(b)	170,000	173,993
Educational Facilities RB Series 2021A	3.00%	02/01/36 (b)	95,000	93,228
Educational Facilities RB Series 2023A	5.00%	02/01/25	65,000	66,597
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/24	140,000	140,224
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/25	125,000	128,070
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/28	85,000	93,935
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/29 (b)	315,000	348,306
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/31	120,000	140,824
Virginia Public Building Auth
Public Facilities RB Series 2021A2	4.00%	08/01/35 (b)	100,000	108,499
Public Facilities RB Series 2021A2	4.00%	08/01/39 (b)	100,000	104,826
Public Facilities Refunding RB Series 2016B	5.00%	08/01/26	100,000	106,355
Virginia Transportation Board
Transportation Grant Anticipation Refunding RB Series 2017	5.00%	09/15/27	130,000	142,076
Transportation Refunding RB Series 2017A	5.00%	05/15/31 (b)	215,000	233,987
Transportation Refunding RB Series 2022	4.00%	05/15/35 (b)	60,000	66,053
				2,501,150
WASHINGTON 3.1%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Tax RB Series 2021S1	5.00%	11/01/26	100,000	106,931
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/27	130,000	142,525
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/36 (b)	250,000	290,097
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	4.00%	11/01/40 (b)	60,000	61,974
Sales Tax Refunding RB Bonds Series 2015S1	5.00%	11/01/29 (a)(b)	155,000	161,381
Sales Tax Refunding RB Bonds Series 2015S1	5.00%	11/01/45 (a)(b)	250,000	260,292
Energy Northwest
Electric Refunding RB Series 2015C	5.00%	07/01/25	50,000	51,681
Electric Refunding RB Series 2018A	5.00%	07/01/24	80,000	80,829
Electric Refunding RB Series 2018C	5.00%	07/01/24	50,000	50,518
Electric Refunding RB Series 2018C	5.00%	07/01/34 (b)	85,000	93,485
Electric Refunding RB Series 2019A	5.00%	07/01/37 (b)	85,000	94,713
Electric Refunding RB Series 2021A	4.00%	07/01/42 (b)	480,000	491,203
Electric Refunding RB Series 2023A	5.00%	07/01/36 (b)	80,000	95,523
Electric Refunding RB Series 2023A	5.00%	07/01/39 (b)	290,000	336,372
Issaquah SD #411
ULT GO Bonds Series 2016	4.00%	12/01/31 (b)(c)	50,000	51,241
See financial notes
Schwab Municipal Bond ETF | Annual Report49

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
King Cnty
LT GO Refunding Bonds Series 2021A	4.00%	01/01/27	330,000	344,990
Refunding RB Series 2016B	4.00%	07/01/34 (b)	200,000	204,890
King Cnty Public Hospital District #2
Limited Tax GO Bonds Series 2020A	4.00%	12/01/45 (b)	100,000	99,500
Lake Washington SD #414
ULT GO Refunding Bonds Series 2020	4.00%	12/01/29 (c)	95,000	102,820
Northshore SD #417
ULT GO Bonds Series 2018	5.00%	12/01/35 (b)(c)	100,000	110,218
ULT GO Refunding Bonds Series 2022	5.00%	12/01/39 (b)(c)	110,000	125,797
Seattle
Light & Power RB Series 2015A	4.00%	05/01/45 (b)	150,000	147,503
Refunding RB Series 2014	4.00%	05/01/44 (b)	125,000	125,135
Spokane SD #81
ULT GO Bonds Series 2019	5.00%	12/01/36 (b)(c)	200,000	222,569
Tacoma SD #10
ULT GO Bonds Series 2020B	4.00%	12/01/41 (b)(c)	245,000	250,322
Washington
GO Bonds Series 2020C	5.00%	02/01/35 (b)	165,000	188,273
GO Bonds Series 2020C	5.00%	02/01/40 (b)	160,000	177,158
GO Bonds Series 2020C	5.00%	02/01/41 (b)	150,000	165,646
GO Bonds Series 2021A	5.00%	08/01/41 (b)	100,000	111,207
GO Bonds Series 2021A	5.00%	08/01/44 (b)	95,000	104,618
GO Bonds Series 2022A	5.00%	08/01/40 (b)	155,000	175,162
GO Bonds Series 2022A	5.00%	08/01/44 (b)	150,000	167,074
GO Bonds Series 2023A	5.00%	08/01/31	100,000	118,417
GO Bonds Series 2023A	5.00%	08/01/47 (b)	250,000	278,072
GO Bonds Series 2024A	5.00%	08/01/44 (b)	250,000	284,832
GO Refunding Bonds Series R2015C	5.00%	07/01/30 (b)	80,000	81,629
GO Refunding Bonds Series R2016B	5.00%	07/01/33 (b)	150,000	156,557
GO Refunding Bonds Series R2017A	5.00%	08/01/31 (b)	50,000	52,815
GO Refunding Bonds Series R2018C	5.00%	08/01/29 (b)	250,000	270,757
GO Refunding Bonds Series R2018C	5.00%	08/01/30 (b)	40,000	43,236
GO Refunding Bonds Series R2018C	5.00%	08/01/34 (b)	125,000	134,668
GO Refunding Bonds Series R2020C	5.00%	07/01/25	250,000	258,590
GO Refunding Bonds Series R2023A	5.00%	08/01/24	255,000	258,176
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/28	130,000	139,019
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2023B	5.00%	07/01/34 (b)	80,000	97,108
Washington Convention Center Public Facilities District
Lodging Tax Bonds Series 2018	5.00%	07/01/58 (b)	100,000	102,856
Sub Lodging Tax Bonds Series 2018	4.00%	07/01/58 (b)	50,000	45,201
				7,513,580
WEST VIRGINIA 0.1%
West Virginia Parkways Auth
Sr Lien RB Series 2021	5.00%	06/01/47 (b)	190,000	207,699
Sr Lien Turnpike Toll RB Series 2018	4.00%	06/01/47 (b)	150,000	150,186
				357,885
See financial notes
50Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WISCONSIN 0.5%
Wisconsin
GO Refunding Bonds Series 2	5.00%	11/01/25	210,000	219,104
GO Refunding Bonds Series 20173	5.00%	11/01/31 (b)	125,000	134,931
GO Refunding Bonds Series 2023-2	5.00%	05/01/33	140,000	171,773
GO Refunding Bonds Series 2023-2	5.00%	05/01/34 (b)	105,000	128,037
Refunding Bonds Series 2019A	5.00%	05/01/27 (a)	200,000	216,584
Transportation RB Series 2017-1	5.00%	07/01/27	90,000	97,834
Wisconsin Center District
Sr Tax RB Series 2020C	0.00%	12/15/50 (b)(c)(d)	800,000	238,825
				1,207,088
WYOMING 0.1%
Campbell Solid Waste Facilities
RB Series 2019A	3.63%	07/15/39 (b)	200,000	184,428
Total Municipal Securities (Cost $236,589,761)				243,896,986
Total Investments in Securities (Cost $236,589,761)				243,896,986

(a)	Refunded bond.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note
See financial notes
Schwab Municipal Bond ETF | Annual Report51

Schwab Municipal Bond ETF
Portfolio Holdings  as of December 31, 2023 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$243,896,986	$—	$243,896,986
Total	$—	$243,896,986	$—	$243,896,986

[1]	As categorized in the Portfolio Holdings.
See financial notes
52Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Statement of Assets and Liabilities

As of December 31, 2023
Assets
Investments in securities, at value - unaffiliated (cost $236,589,761)		$243,896,986
Cash		17,177
Receivables:
Interest		2,928,634
Fund shares sold		2,623,148
Other assets	+	3,934
Total assets		249,469,879

Liabilities
Payables:
Investments bought		2,727,100
Investments bought - delayed-delivery		119,478
Management fees	+	5,978
Total liabilities		2,852,556
Net assets		$246,617,323

Net Assets by Source
Capital received from investors		$239,641,734
Total distributable earnings	+	6,975,589
Net assets		$246,617,323

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$246,617,323		4,700,000		$52.47

See financial notes
Schwab Municipal Bond ETF | Annual Report53

Schwab Municipal Bond ETF
Statement of Operations

For the period January 1, 2023 through December 31, 2023
Investment Income
Interest received from securities - unaffiliated		$5,049,355

Expenses
Management fees		44,082
Total expenses	–	44,082
Net investment income		5,005,273

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(426,754)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	6,444,719
Net realized and unrealized gains		6,017,965
Increase in net assets resulting from operations		$11,023,238
See financial notes
54Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/23-12/31/23		10/12/22*-12/31/22
Net investment income		$5,005,273	$326,335
Net realized losses		(426,754)	(19,675)
Net change in unrealized appreciation (depreciation)	+	6,444,719	862,506
Increase in net assets resulting from operations		$11,023,238	$1,169,166

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,922,170 )	($294,645 )

TRANSACTIONS IN FUND SHARES
	1/1/23-12/31/23			10/12/22*-12/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,500,000	$178,890,533	1,200,000	$60,454,448
Other capital		—	239,169	—	57,584
Net transactions in fund shares		3,500,000	$179,129,702	1,200,000	$60,512,032

SHARES OUTSTANDING AND NET ASSETS
	1/1/23-12/31/23			10/12/22*-12/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,200,000	$61,386,553	—	$—
Total increase	+	3,500,000	185,230,770	1,200,000	61,386,553
End of period		4,700,000	$246,617,323	1,200,000	$61,386,553

*	Commencement of operations.
See financial notes
Schwab Municipal Bond ETF | Annual Report55

Schwab Municipal Bond ETF
Financial Notes

1. Business Structure of the Fund:
Schwab Municipal Bond ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Municipal Bond ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index®ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab High Yield Bond ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. REIT ETF	Schwab Crypto Thematic ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
56Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Schwab Municipal Bond ETF  | Annual Report57

Schwab Municipal Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the fund’s investments as of December 31, 2023, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as a limited derivatives user, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.  To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
58Schwab Municipal Bond ETF  | Annual Report

Schwab Municipal Bond ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the U.S. Securities and Exchange Commission (SEC) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Municipal Securities Risk. The fund primarily invests in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that the fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
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Schwab Municipal Bond ETF
Financial Notes (continued)

3. Risk Factors (continued):
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Portfolio Turnover Risk. The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index or in response to market conditions. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Taxable Investments Risk. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
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Schwab Municipal Bond ETF
Financial Notes (continued)

3. Risk Factors (continued):
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares. The transfer agent is also responsible for the order-taking function for the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
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Schwab Municipal Bond ETF
Financial Notes (continued)

7. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Fund Complex, in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2023, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$234,779,547	$68,596,610

9. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Such variable charges are included in Other Capital on the Financial Highlights and on the Statement of Changes in Net Assets. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended December 31, 2023, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$12,568,030	$0
For the period ended December 31, 2023, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended December 31, 2023, are disclosed in the fund’s Statement of Operations, if any.

10. Federal Income Taxes:
As of December 31, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$236,502,702	$7,608,206	($213,922 )	$7,394,284

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Financial Notes (continued)

10. Federal Income Taxes (continued):
As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED TAX-EXEMPT INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$22,053	$7,394,284	($440,748 )	$6,975,589
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the differing treatment of amortization of bond discounts and premiums. The tax cost of the fund’s investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2023, the fund had capital loss carryforwards of $440,748.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
TAX-EXEMPT INCOME	ORDINARY INCOME	TAX-EXEMPT INCOME	ORDINARY INCOME
$4,920,282	$1,888	$294,373	$272
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the period ended December 31, 2023, the fund did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Municipal Bond ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Municipal Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Municipal Bond ETF (the “Fund”), one of the funds constituting Schwab Strategic Trust, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from October 12, 2022 (commencement of operations) through December 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from October 12, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

Under section 852(b)(5) of the Internal Revenue Code, the fund designates 99.96% of the distributions paid from net investment income as exempt interest dividends for the period ended December 31, 2023.
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Schwab Municipal Bond ETF
Liquidity Risk Management Program  (unaudited)

The fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated the fund’s investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The fund’s Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing the fund’s liquidity risk.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Municipal Bond ETF | Annual Report69

Schwab Municipal Bond ETF
Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
bid The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
ICE AMT-Free Core U.S. National Municipal Index An index that tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and territories as well as their political subdivisions. Qualifying securities must be exempt from Federal taxes and must not be subject to alternative minimum tax. In addition, qualifying securities must have at least one day remaining term to final maturity, a fixed coupon schedule (including zero coupon bonds) and an investment grade rating (based on the middle rating of Moody’s, S&P and Fitch). If rated by all three agencies, two of the three ratings must be Baa3/BBB- or higher; if rated by two agencies, the lowest rating must be Baa3/BBB- or higher; and if rated by a single agency the security must be rated Baa3/BBB- or higher. Qualifying securities must have at least $25 million currently outstanding face value and must be part of a deal with an original offering size of at least $100 million. Limited offering securities qualify for inclusion. The index excludes certain types of securities, including, among others, floating rate debt, step-coupon bonds, private placements, and securities in legal default. Index constituents are market capitalization weighted. Accrued interest is
70Schwab Municipal Bond ETF | Annual Report

Schwab Municipal Bond ETF
calculated assuming next-day settlement. Cash flows from bond payments that are received during the month are retained in the index until the end of the month and then are removed as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the index. All inclusion rules and constraints are imposed monthly as part of the index rebalancing. The index is rebalanced on the last calendar day of the month.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity The ability to convert a security or asset quickly into cash.
liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market The market that deals with the issuance of new securities.
refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS) A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
Schwab Municipal Bond ETF | Annual Report71

Schwab Municipal Bond ETF
yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
72Schwab Municipal Bond ETF | Annual Report

Notes

Notes

Schwab Municipal Bond ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Schwab High Yield Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2024 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Municipal Bond ETF
Active semi-transparent (also referred to as non-transparent) ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR120001-01
00294946

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of thirty operational series. Eight series have a fiscal year-end of December 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of the last day of February, two series have a fiscal year end of March 31, and thirteen series have a fiscal year-end of August 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty operational series during 2023/2024 and the twenty-nine operational series during 2022/2023, based on their respective 2023/2024 and 2022/2023 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the funds:

(a)Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023
$558,674	$505,650	$0	$0	$98,550	$89,900	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2023: $3,940,154	2022: $3,031,117

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kimberly S. Patmore, Michael J. Beer and J. Derek Penn.

Item 6: Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included as part of the report to shareholders filed under Item 1 of this Form.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 1 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 1 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Omar Aguilar and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Fixed-Income ETFs and Schwab Municipal Bond ETF

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	February 16, 2024

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	February 16, 2024